                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number 811-07238
---------------------------------------------


                            SUNAMERICA SERIES TRUST
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


1 SunAmerica Center, Los Angeles, CA                         90067-6022
-----------------------------------------------------------------------
(Address of principal executive offices)                     (Zip code)


                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
-----------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (201) 324-6464
                                                    -------------------


Date of fiscal year end: January 31
                         -------------------------


Date of reporting period: January 31, 2006
                          ------------------------

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                                JANUARY 31, 2006

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

Item 1. Reports to Stockholders

        SunAmerica Series Trust, Annual Report at January 31, 2005.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                                JANUARY 31, 2006

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET................................................     8
                        Cash Management Portfolio (Columbia Management Advisers,
                          LLC)......................................................     8
                        BONDS.......................................................    11
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................    11
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    27
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    33
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    43
                        BALANCED....................................................    53
                        SunAmerica Balanced Portfolio (J.P. Morgan Investment
                          Management, Inc.).........................................    53
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    63
                        EQUITY/SPECIALTY............................................    79
                        Telecom Utility Portfolio (Federated Equity Management
                          Company of Pennsylvania)..................................    79
                        Equity Income Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    82
                        Equity Index Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    86
                        Growth-Income Portfolio (Alliance Capital Management
                          L.P.).....................................................    98
                        Federated American Leaders Portfolio (Federated Equity
                          Management Company of Pennsylvania).......................   102
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   106
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   110
                        Alliance Growth Portfolio (Alliance Capital Management
                          L.P.).....................................................   113
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management, L.P.).........................................   117
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   121
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   125
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   130
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   134
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   137
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   142
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   147
                        Growth Opportunities Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................   151
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   157
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   160
                        Small & Mid Cap Value Portfolio (Alliance Capital Management
                          L.P.).....................................................   164
                        INTERNATIONAL...............................................   169
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   169
                        Global Equities Portfolio (J.P. Morgan Investment
                          Management, Inc.).........................................   174
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   181
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   201
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   207
                        STATEMENT OF ASSETS AND LIABILITIES.........................   212
                        STATEMENT OF OPERATIONS.....................................   222
                        STATEMENT OF CHANGES IN NET ASSETS..........................   229
                        NOTES TO FINANCIAL STATEMENTS...............................   240
                        FINANCIAL HIGHLIGHTS........................................   273
                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   289
                        APPROVAL OF ADVISORY AGREEMENTS.............................   290
                        TRUSTEE AND OFFICER INFORMATION.............................   300
                        SHAREHOLDERS TAX INFORMATION................................   301
                        COMPARISONS: PORTFOLIOS VS. INDEXES.........................   303

---------------------

                DEAR INVESTOR:

                  We are pleased to present our annual report for the SunAmerica
                Series Trust, one of the underlying trusts for the variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. The report provides information about all of the portfolios in your variable annuity with the exception of those that may be a part of the separate Anchor Series Trust, Nations Separate Account Trust, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the American Fund Insurance Series. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2006. The report may also contain information on portfolios not currently available in your variable annuity.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                March 13, 2006

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age
                59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                             JANUARY 31, 2006
                                                                     (unaudited)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2005 and held until January 31, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

                ACTUAL EXPENSES

                  The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended January 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended January 31, 2006" column and the "Expense Ratio as of January 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended January 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended January 31, 2006" column and the "Expense Ratio as of January 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended January 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2006
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2005            2006            2006*           2005            2006            2006*
   ------------------------------------------------------------------------------------------------------------------------------
   Cash Management Portfolio
     Class 1......................    $1,000.00       $1,018.04        $ 2.65         $1,000.00       $1,022.58         $2.65
     Class 2......................    $1,000.00       $1,016.58        $ 3.41         $1,000.00       $1,021.83         $3.41
     Class 3......................    $1,000.00       $1,015.61        $ 3.91         $1,000.00       $1,021.32         $3.92
   Corporate Bond Portfolio
     Class 1......................    $1,000.00       $1,006.00        $ 3.13         $1,000.00       $1,022.08         $3.16
     Class 2......................    $1,000.00       $1,006.16        $ 3.89         $1,000.00       $1,021.32         $3.92
     Class 3......................    $1,000.00       $1,005.13        $ 4.40         $1,000.00       $1,020.82         $4.43
   Global Bond Portfolio
     Class 1......................    $1,000.00       $1,008.35        $ 4.20         $1,000.00       $1,021.02         $4.23
     Class 2......................    $1,000.00       $1,006.91        $ 5.01         $1,000.00       $1,020.21         $5.04
     Class 3......................    $1,000.00       $1,007.65        $ 5.52         $1,000.00       $1,019.71         $5.55
   High-Yield Bond Portfolio
     Class 1......................    $1,000.00       $1,058.67        $ 3.68         $1,000.00       $1,021.63         $3.62
     Class 2......................    $1,000.00       $1,058.53        $ 4.46         $1,000.00       $1,020.87         $4.38
     Class 3......................    $1,000.00       $1,057.64        $ 4.98         $1,000.00       $1,020.37         $4.89
   Worldwide High Income Portfolio
     Class 1......................    $1,000.00       $1,044.08        $ 5.05         $1,000.00       $1,020.27         $4.99
     Class 2......................    $1,000.00       $1,042.66        $ 5.82         $1,000.00       $1,019.51         $5.75
     Class 3......................    $1,000.00       $1,043.05        $ 6.33         $1,000.00       $1,019.00         $6.26
   SunAmerica Balanced Portfolio@
     Class 1......................    $1,000.00       $1,022.58        $ 3.67         $1,000.00       $1,021.58         $3.67
     Class 2......................    $1,000.00       $1,021.82        $ 4.43         $1,000.00       $1,020.82         $4.43
     Class 3......................    $1,000.00       $1,020.83        $ 4.94         $1,000.00       $1,020.32         $4.94
   MFS Total Return Portfolio@
     Class 1......................    $1,000.00       $1,022.47        $ 3.62         $1,000.00       $1,021.63         $3.62
     Class 2......................    $1,000.00       $1,021.57        $ 4.38         $1,000.00       $1,020.87         $4.38
     Class 3......................    $1,000.00       $1,021.18        $ 4.89         $1,000.00       $1,020.37         $4.89
   Telecom Utility Portfolio@
     Class 1......................    $1,000.00       $1,014.03        $ 4.52         $1,000.00       $1,020.72         $4.53
     Class 2......................    $1,000.00       $1,013.74        $ 5.28         $1,000.00       $1,019.96         $5.30
     Class 3......................    $1,000.00       $1,012.81        $ 5.68         $1,000.00       $1,019.56         $5.70
   Equity Income Portfolio#
     Class 1......................    $1,000.00       $1,052.21        $ 6.98         $1,000.00       $1,018.40         $6.87
   Equity Index Portfolio#
     Class 1......................    $1,000.00       $1,044.59        $ 2.83         $1,000.00       $1,022.43         $2.80
   Growth-Income Portfolio@
     Class 1......................    $1,000.00       $1,092.99        $ 3.27         $1,000.00       $1,022.08         $3.16
     Class 2......................    $1,000.00       $1,092.45        $ 4.06         $1,000.00       $1,021.32         $3.92
     Class 3......................    $1,000.00       $1,091.56        $ 4.59         $1,000.00       $1,020.82         $4.43
   Federated American Leaders
     Portfolio@
     Class 1......................    $1,000.00       $1,029.24        $ 3.89         $1,000.00       $1,021.37         $3.87
     Class 2......................    $1,000.00       $1,028.42        $ 4.65         $1,000.00       $1,020.62         $4.63
     Class 3......................    $1,000.00       $1,028.07        $ 5.16         $1,000.00       $1,020.11         $5.14
   Davis Venture Value Portfolio@
     Class 1......................    $1,000.00       $1,075.30        $ 3.92         $1,000.00       $1,021.42         $3.82
     Class 2......................    $1,000.00       $1,074.73        $ 4.71         $1,000.00       $1,020.67         $4.58
     Class 3......................    $1,000.00       $1,074.23        $ 5.23         $1,000.00       $1,020.16         $5.09
   "Dogs" of Wall Street
     Portfolio@
     Class 1......................    $1,000.00       $1,025.14        $ 3.62         $1,000.00       $1,021.63         $3.62
     Class 2......................    $1,000.00       $1,024.56        $ 4.39         $1,000.00       $1,020.87         $4.38
     Class 3......................    $1,000.00       $1,024.52        $ 4.90         $1,000.00       $1,020.37         $4.89
   Alliance Growth Portfolio@
     Class 1......................    $1,000.00       $1,161.49        $ 3.54         $1,000.00       $1,021.93         $3.31
     Class 2......................    $1,000.00       $1,160.76        $ 4.36         $1,000.00       $1,021.17         $4.08
     Class 3......................    $1,000.00       $1,159.97        $ 4.90         $1,000.00       $1,020.67         $4.58


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   Cash Management Portfolio
     Class 1......................     0.52%
     Class 2......................     0.67%
     Class 3......................     0.77%
   Corporate Bond Portfolio
     Class 1......................     0.62%
     Class 2......................     0.77%
     Class 3......................     0.87%
   Global Bond Portfolio
     Class 1......................     0.83%
     Class 2......................     0.99%
     Class 3......................     1.09%
   High-Yield Bond Portfolio
     Class 1......................     0.71%
     Class 2......................     0.86%
     Class 3......................     0.96%
   Worldwide High Income Portfolio
     Class 1......................     0.98%
     Class 2......................     1.13%
     Class 3......................     1.23%
   SunAmerica Balanced Portfolio@
     Class 1......................     0.72%
     Class 2......................     0.87%
     Class 3......................     0.97%
   MFS Total Return Portfolio@
     Class 1......................     0.71%
     Class 2......................     0.86%
     Class 3......................     0.96%
   Telecom Utility Portfolio@
     Class 1......................     0.89%
     Class 2......................     1.04%
     Class 3......................     1.12%
   Equity Income Portfolio#
     Class 1......................     1.35%
   Equity Index Portfolio#
     Class 1......................     0.55%
   Growth-Income Portfolio@
     Class 1......................     0.62%
     Class 2......................     0.77%
     Class 3......................     0.87%
   Federated American Leaders
     Portfolio@
     Class 1......................     0.76%
     Class 2......................     0.91%
     Class 3......................     1.01%
   Davis Venture Value Portfolio@
     Class 1......................     0.75%
     Class 2......................     0.90%
     Class 3......................     1.00%
   "Dogs" of Wall Street
     Portfolio@
     Class 1......................     0.71%
     Class 2......................     0.86%
     Class 3......................     0.96%
   Alliance Growth Portfolio@
     Class 1......................     0.65%
     Class 2......................     0.80%
     Class 3......................     0.90%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2006
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2005            2006            2006*           2005            2006            2006*
   ------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Research
     Portfolio#@
     Class 1......................    $1,000.00       $1,061.03        $ 6.86         $1,000.00       $1,018.55         $6.72
     Class 2......................    $1,000.00       $1,059.91        $ 7.63         $1,000.00       $1,017.80         $7.48
     Class 3......................    $1,000.00       $1,059.03        $ 8.10         $1,000.00       $1,017.34         $7.93
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1......................    $1,000.00       $1,064.25        $ 4.06         $1,000.00       $1,021.27         $3.97
     Class 2......................    $1,000.00       $1,063.67        $ 4.84         $1,000.00       $1,020.52         $4.74
     Class 3......................    $1,000.00       $1,062.79        $ 5.36         $1,000.00       $1,020.01         $5.24
   Putnam Growth: Voyager
     Portfolio#@
     Class 1......................    $1,000.00       $1,036.89        $ 4.36         $1,000.00       $1,020.92         $4.33
     Class 2......................    $1,000.00       $1,036.11        $ 5.13         $1,000.00       $1,020.16         $5.09
     Class 3......................    $1,000.00       $1,035.20        $ 5.64         $1,000.00       $1,019.66         $5.60
   Blue Chip Growth Portfolio#@
     Class 1......................    $1,000.00       $1,027.64        $ 4.34         $1,000.00       $1,020.92         $4.33
     Class 2......................    $1,000.00       $1,027.71        $ 5.11         $1,000.00       $1,020.16         $5.09
     Class 3......................    $1,000.00       $1,026.75        $ 5.62         $1,000.00       $1,019.66         $5.60
   Real Estate Portfolio@
     Class 1......................    $1,000.00       $1,084.18        $ 4.41         $1,000.00       $1,020.97         $4.28
     Class 2......................    $1,000.00       $1,082.97        $ 5.20         $1,000.00       $1,020.21         $5.04
     Class 3......................    $1,000.00       $1,082.62        $ 5.72         $1,000.00       $1,019.71         $5.55
   Small Company Value Portfolio#
     Class 1......................    $1,000.00       $1,092.60        $ 8.44         $1,000.00       $1,017.14         $8.13
     Class 3......................    $1,000.00       $1,085.48        $ 7.45         $1,000.00       $1,015.88         $9.40
   MFS Mid-Cap Growth Portfolio@
     Class 1......................    $1,000.00       $1,071.97        $ 4.28         $1,000.00       $1,021.07         $4.18
     Class 2......................    $1,000.00       $1,070.18        $ 5.06         $1,000.00       $1,020.32         $4.94
     Class 3......................    $1,000.00       $1,070.41        $ 5.58         $1,000.00       $1,019.81         $5.45
   Aggressive Growth Portfolio@
     Class 1......................    $1,000.00       $1,039.39        $ 4.06         $1,000.00       $1,021.22         $4.02
     Class 2......................    $1,000.00       $1,039.57        $ 4.83         $1,000.00       $1,020.47         $4.79
     Class 3......................    $1,000.00       $1,038.77        $ 5.34         $1,000.00       $1,019.96         $5.30
   Growth Opportunities
     Portfolio#@
     Class 1......................    $1,000.00       $1,146.11        $ 5.41         $1,000.00       $1,020.16         $5.09
     Class 2......................    $1,000.00       $1,143.13        $ 6.21         $1,000.00       $1,019.41         $5.85
     Class 3......................    $1,000.00       $1,143.68        $ 6.75         $1,000.00       $1,018.90         $6.36
   Marsico Growth Portfolio@
     Class 1......................    $1,000.00       $1,103.66        $ 4.93         $1,000.00       $1,020.52         $4.74
     Class 2......................    $1,000.00       $1,103.33        $ 5.73         $1,000.00       $1,019.76         $5.50
     Class 3......................    $1,000.00       $1,102.72        $ 6.25         $1,000.00       $1,019.26         $6.01
   Technology Portfolio@
     Class 1......................    $1,000.00       $1,072.80        $ 6.01         $1,000.00       $1,019.41         $5.85
     Class 2......................    $1,000.00       $1,069.23        $ 6.78         $1,000.00       $1,018.65         $6.61
     Class 3......................    $1,000.00       $1,069.50        $ 7.30         $1,000.00       $1,018.15         $7.12
   Small & Mid Cap Value
     Portfolio@
     Class 2......................    $1,000.00       $1,044.08        $ 6.18         $1,000.00       $1,019.16         $6.11
     Class 3......................    $1,000.00       $1,044.13        $ 6.75         $1,000.00       $1,018.60         $6.67
   International Growth and Income
     Portfolio@
     Class 1......................    $1,000.00       $1,184.06        $ 5.62         $1,000.00       $1,020.06         $5.19
     Class 2......................    $1,000.00       $1,182.25        $ 6.44         $1,000.00       $1,019.31         $5.96
     Class 3......................    $1,000.00       $1,182.35        $ 6.99         $1,000.00       $1,018.80         $6.46


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   Goldman Sachs Research
     Portfolio#@
     Class 1......................     1.32%
     Class 2......................     1.47%
     Class 3......................     1.56%
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1......................     0.78%
     Class 2......................     0.93%
     Class 3......................     1.03%
   Putnam Growth: Voyager
     Portfolio#@
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.10%
   Blue Chip Growth Portfolio#@
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.10%
   Real Estate Portfolio@
     Class 1......................     0.84%
     Class 2......................     0.99%
     Class 3......................     1.09%
   Small Company Value Portfolio#
     Class 1......................     1.60%
     Class 3......................     1.85%
   MFS Mid-Cap Growth Portfolio@
     Class 1......................     0.82%
     Class 2......................     0.97%
     Class 3......................     1.07%
   Aggressive Growth Portfolio@
     Class 1......................     0.79%
     Class 2......................     0.94%
     Class 3......................     1.04%
   Growth Opportunities
     Portfolio#@
     Class 1......................     1.00%
     Class 2......................     1.15%
     Class 3......................     1.25%
   Marsico Growth Portfolio@
     Class 1......................     0.93%
     Class 2......................     1.08%
     Class 3......................     1.18%
   Technology Portfolio@
     Class 1......................     1.15%
     Class 2......................     1.30%
     Class 3......................     1.40%
   Small & Mid Cap Value
     Portfolio@
     Class 2......................     1.20%
     Class 3......................     1.31%
   International Growth and Income
     Portfolio@
     Class 1......................     1.02%
     Class 2......................     1.17%
     Class 3......................     1.27%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2006
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2005            2006            2006*           2005            2006            2006*
   ------------------------------------------------------------------------------------------------------------------------------
   Global Equities Portfolio@
     Class 1......................    $1,000.00       $1,180.64        $ 4.78         $1,000.00       $1,020.82         $4.43
     Class 2......................    $1,000.00       $1,179.85        $ 5.55         $1,000.00       $1,020.11         $5.14
     Class 3......................    $1,000.00       $1,178.29        $ 6.09         $1,000.00       $1,019.61         $5.65
   International Diversified
     Equities Portfolio
     Class 1......................    $1,000.00       $1,209.24        $ 5.57         $1,000.00       $1,020.16         $5.09
     Class 2......................    $1,000.00       $1,209.00        $ 6.35         $1,000.00       $1,019.46         $5.80
     Class 3......................    $1,000.00       $1,208.21        $ 6.85         $1,000.00       $1,019.00         $6.26
   Emerging Markets Portfolio@
     Class 1......................    $1,000.00       $1,337.95        $ 9.02         $1,000.00       $1,017.49         $7.78
     Class 2......................    $1,000.00       $1,337.53        $ 9.90         $1,000.00       $1,016.74         $8.54
     Class 3......................    $1,000.00       $1,336.30        $10.66         $1,000.00       $1,016.08         $9.20
   Foreign Value Portfolio@
     Class 2......................    $1,000.00       $1,131.89        $ 6.02         $1,000.00       $1,019.56         $5.70
     Class 3......................    $1,000.00       $1,131.22        $ 6.55         $1,000.00       $1,019.06         $6.21


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   Global Equities Portfolio@
     Class 1......................     0.87%
     Class 2......................     1.01%
     Class 3......................     1.11%
   International Diversified
     Equities Portfolio
     Class 1......................     1.00%
     Class 2......................     1.14%
     Class 3......................     1.23%
   Emerging Markets Portfolio@
     Class 1......................     1.53%
     Class 2......................     1.68%
     Class 3......................     1.81%
   Foreign Value Portfolio@
     Class 2......................     1.12%
     Class 3......................     1.22%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365, except for Small Company Value Portfolios' Class 3 "Actual Return" information which was multiplied by 141 days divided by
       365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2006" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2006" and the "Expense Ratios" would have been lower.
    @ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2005            2006            2006*           2005            2006            2006*
   ------------------------------------------------------------------------------------------------------------------------------
   SunAmerica Balanced Portfolio
     Class 1......................    $1,000.00       $1,022.58        $ 3.52         $1,000.00       $1,021.73         $3.52
     Class 2......................    $1,000.00       $1,021.82        $ 4.28         $1,000.00       $1,020.97         $4.28
     Class 3......................    $1,000.00       $1,020.83        $ 4.79         $1,000.00       $1,020.47         $4.79
   MFS Total Return Portfolio
     Class 1......................    $1,000.00       $1,022.47        $ 3.57         $1,000.00       $1,021.68         $3.57
     Class 2......................    $1,000.00       $1,021.57        $ 4.33         $1,000.00       $1,020.92         $4.33
     Class 3......................    $1,000.00       $1,021.18        $ 4.84         $1,000.00       $1,020.42         $4.84
   Telecom Utility Portfolio
     Class 1......................    $1,000.00       $1,014.03        $ 4.31         $1,000.00       $1,020.92         $4.33
     Class 2......................    $1,000.00       $1,013.74        $ 5.08         $1,000.00       $1,020.16         $5.09
     Class 3......................    $1,000.00       $1,012.81        $ 5.48         $1,000.00       $1,019.76         $5.50
   Growth-Income Portfolio
     Class 1......................    $1,000.00       $1,092.99        $ 3.17         $1,000.00       $1,022.18         $3.06
     Class 2......................    $1,000.00       $1,092.45        $ 4.01         $1,000.00       $1,021.37         $3.87
     Class 3......................    $1,000.00       $1,091.56        $ 4.53         $1,000.00       $1,020.87         $4.38
   Federated American Leaders
     Portfolio
     Class 1......................    $1,000.00       $1,029.24        $ 3.78         $1,000.00       $1,021.48         $3.77
     Class 2......................    $1,000.00       $1,028.42        $ 4.55         $1,000.00       $1,020.72         $4.53
     Class 3......................    $1,000.00       $1,028.07        $ 5.11         $1,000.00       $1,020.16         $5.09


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   SunAmerica Balanced Portfolio
     Class 1......................     0.69%
     Class 2......................     0.84%
     Class 3......................     0.94%
   MFS Total Return Portfolio
     Class 1......................     0.70%
     Class 2......................     0.85%
     Class 3......................     0.95%
   Telecom Utility Portfolio
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.08%
   Growth-Income Portfolio
     Class 1......................     0.60%
     Class 2......................     0.76%
     Class 3......................     0.86%
   Federated American Leaders
     Portfolio
     Class 1......................     0.74%
     Class 2......................     0.89%
     Class 3......................     1.00%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2006
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2005            2006            2006*           2005            2006            2006*
   ------------------------------------------------------------------------------------------------------------------------------
   Davis Venture Value Portfolio
     Class 1......................    $1,000.00       $1,075.30        $ 3.92         $1,000.00       $1,021.42         $3.82
     Class 2......................    $1,000.00       $1,074.73        $ 4.65         $1,000.00       $1,020.72         $4.53
     Class 3......................    $1,000.00       $1,074.23        $ 5.18         $1,000.00       $1,020.21         $5.04
   "Dogs" of Wall Street Portfolio
     Class 1......................    $1,000.00       $1,025.14        $ 3.57         $1,000.00       $1,021.68         $3.57
     Class 2......................    $1,000.00       $1,024.56        $ 4.34         $1,000.00       $1,020.92         $4.33
     Class 3......................    $1,000.00       $1,024.52        $ 4.85         $1,000.00       $1,020.42         $4.84
   Alliance Growth Portfolio
     Class 1......................    $1,000.00       $1,161.49        $ 3.43         $1,000.00       $1,022.03         $3.21
     Class 2......................    $1,000.00       $1,160.76        $ 4.25         $1,000.00       $1,021.27         $3.97
     Class 3......................    $1,000.00       $1,159.97        $ 4.79         $1,000.00       $1,020.77         $4.48
   Goldman Sachs Research
     Portfolio#
     Class 1......................    $1,000.00       $1,061.03        $ 6.81         $1,000.00       $1,018.60         $6.67
     Class 2......................    $1,000.00       $1,059.91        $ 7.58         $1,000.00       $1,017.85         $7.43
     Class 3......................    $1,000.00       $1,059.03        $ 8.10         $1,000.00       $1,017.34         $7.93
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1......................    $1,000.00       $1,064.25        $ 4.01         $1,000.00       $1,021.32         $3.92
     Class 2......................    $1,000.00       $1,063.67        $ 4.79         $1,000.00       $1,020.57         $4.69
     Class 3......................    $1,000.00       $1,062.79        $ 5.30         $1,000.00       $1,020.06         $5.19
   Putnam Growth: Voyager
     Portfolio#
     Class 1......................    $1,000.00       $1,036.89        $ 4.16         $1,000.00       $1,021.12         $4.13
     Class 2......................    $1,000.00       $1,036.11        $ 4.93         $1,000.00       $1,020.37         $4.89
     Class 3......................    $1,000.00       $1,035.20        $ 5.44         $1,000.00       $1,019.86         $5.40
   Blue Chip Growth Portfolio#
     Class 1......................    $1,000.00       $1,027.64        $ 3.94         $1,000.00       $1,021.32         $3.92
     Class 2......................    $1,000.00       $1,027.71        $ 4.70         $1,000.00       $1,020.57         $4.69
     Class 3......................    $1,000.00       $1,026.75        $ 5.21         $1,000.00       $1,020.06         $5.19
   Real Estate Portfolio
     Class 1......................    $1,000.00       $1,084.18        $ 4.41         $1,000.00       $1,020.97         $4.28
     Class 2......................    $1,000.00       $1,082.97        $ 5.20         $1,000.00       $1,020.21         $5.04
     Class 3......................    $1,000.00       $1,082.62        $ 5.72         $1,000.00       $1,019.71         $5.55
   MFS Mid-Cap Growth Portfolio
     Class 1......................    $1,000.00       $1,071.97        $ 4.13         $1,000.00       $1,021.22         $4.02
     Class 2......................    $1,000.00       $1,070.18        $ 4.90         $1,000.00       $1,020.47         $4.79
     Class 3......................    $1,000.00       $1,070.41        $ 5.48         $1,000.00       $1,019.91         $5.35
   Aggressive Growth Portfolio
     Class 1......................    $1,000.00       $1,039.39        $ 3.70         $1,000.00       $1,021.58         $3.67
     Class 2......................    $1,000.00       $1,039.57        $ 4.47         $1,000.00       $1,020.82         $4.43
     Class 3......................    $1,000.00       $1,038.77        $ 5.04         $1,000.00       $1,020.27         $4.99
   Growth Opportunities Portfolio#
     Class 1......................    $1,000.00       $1,146.11        $ 5.19         $1,000.00       $1,020.37         $4.89
     Class 2......................    $1,000.00       $1,143.13        $ 6.00         $1,000.00       $1,019.61         $5.65
     Class 3......................    $1,000.00       $1,143.68        $ 6.59         $1,000.00       $1,019.06         $6.21
   Marsico Growth Portfolio
     Class 1......................    $1,000.00       $1,103.66        $ 4.83         $1,000.00       $1,020.62         $4.63
     Class 2......................    $1,000.00       $1,103.33        $ 5.62         $1,000.00       $1,019.86         $5.40
     Class 3......................    $1,000.00       $1,102.72        $ 6.20         $1,000.00       $1,019.31         $5.96
   Technology Portfolio
     Class 1......................    $1,000.00       $1,072.80        $ 5.90         $1,000.00       $1,019.51         $5.75
     Class 2......................    $1,000.00       $1,069.23        $ 6.68         $1,000.00       $1,018.75         $6.51
     Class 3......................    $1,000.00       $1,069.50        $ 7.20         $1,000.00       $1,018.25         $7.02


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   Davis Venture Value Portfolio
     Class 1......................     0.75%
     Class 2......................     0.89%
     Class 3......................     0.99%
   "Dogs" of Wall Street Portfolio
     Class 1......................     0.70%
     Class 2......................     0.85%
     Class 3......................     0.95%
   Alliance Growth Portfolio
     Class 1......................     0.63%
     Class 2......................     0.78%
     Class 3......................     0.88%
   Goldman Sachs Research
     Portfolio#
     Class 1......................     1.31%
     Class 2......................     1.46%
     Class 3......................     1.56%
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1......................     0.77%
     Class 2......................     0.92%
     Class 3......................     1.02%
   Putnam Growth: Voyager
     Portfolio#
     Class 1......................     0.81%
     Class 2......................     0.96%
     Class 3......................     1.06%
   Blue Chip Growth Portfolio#
     Class 1......................     0.77%
     Class 2......................     0.92%
     Class 3......................     1.02%
   Real Estate Portfolio
     Class 1......................     0.84%
     Class 2......................     0.99%
     Class 3......................     1.09%
   MFS Mid-Cap Growth Portfolio
     Class 1......................     0.79%
     Class 2......................     0.94%
     Class 3......................     1.05%
   Aggressive Growth Portfolio
     Class 1......................     0.72%
     Class 2......................     0.87%
     Class 3......................     0.98%
   Growth Opportunities Portfolio#
     Class 1......................     0.96%
     Class 2......................     1.11%
     Class 3......................     1.22%
   Marsico Growth Portfolio
     Class 1......................     0.91%
     Class 2......................     1.06%
     Class 3......................     1.17%
   Technology Portfolio
     Class 1......................     1.13%
     Class 2......................     1.28%
     Class 3......................     1.38%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2006
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2005            2006            2006*           2005            2006            2006*
   ------------------------------------------------------------------------------------------------------------------------------
   Small & Mid Cap Value Portfolio
     Class 2......................    $1,000.00       $1,044.08        $ 6.08         $1,000.00       $1,019.26         $6.01
     Class 3......................    $1,000.00       $1,044.13        $ 6.59         $1,000.00       $1,018.75         $6.51
   International Growth and Income
     Portfolio
     Class 1......................    $1,000.00       $1,184.06        $ 5.45         $1,000.00       $1,020.21         $5.04
     Class 2......................    $1,000.00       $1,182.25        $ 6.27         $1,000.00       $1,019.46         $5.80
     Class 3......................    $1,000.00       $1,182.35        $ 6.82         $1,000.00       $1,018.95         $6.31
   Global Equities Portfolio
     Class 1......................    $1,000.00       $1,180.64        $ 4.73         $1,000.00       $1,020.87         $4.38
     Class 2......................    $1,000.00       $1,179.85        $ 5.49         $1,000.00       $1,020.16         $5.09
     Class 3......................    $1,000.00       $1,178.29        $ 5.98         $1,000.00       $1,019.71         $5.55
   Emerging Markets Portfolio
     Class 1......................    $1,000.00       $1,337.95        $ 8.31         $1,000.00       $1,018.10         $7.17
     Class 2......................    $1,000.00       $1,337.53        $ 9.25         $1,000.00       $1,017.29         $7.98
     Class 3......................    $1,000.00       $1,336.30        $10.01         $1,000.00       $1,016.64         $8.64
   Foreign Value Portfolio
     Class 2......................    $1,000.00       $1,131.89        $ 5.96         $1,000.00       $1,019.61         $5.65
     Class 3......................    $1,000.00       $1,131.22        $ 6.50         $1,000.00       $1,019.11         $6.16


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2006*
   -------------------------------  -----------
   Small & Mid Cap Value Portfolio
     Class 2......................     1.18%
     Class 3......................     1.28%
   International Growth and Income
     Portfolio
     Class 1......................     0.99%
     Class 2......................     1.14%
     Class 3......................     1.24%
   Global Equities Portfolio
     Class 1......................     0.86%
     Class 2......................     1.00%
     Class 3......................     1.09%
   Emerging Markets Portfolio
     Class 1......................     1.41%
     Class 2......................     1.57%
     Class 3......................     1.70%
   Foreign Value Portfolio
     Class 2......................     1.11%
     Class 3......................     1.21%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Columbia Management Advisers, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Multi-Industry................................   24.4%
      Business Services.............................   24.3
      Financial Services............................   16.0
      Banks.........................................   15.3
      Security Holding Companies....................   15.1
      Municipalities................................    4.2
      Real Estate Companies.........................    0.7
                                                      -----
                                                      100.0%
                                                      =====

    Weighted average days to maturity         47.1 days

      CREDIT QUALITY#+
      A-1+..........................................      18.4%
      AAA...........................................       9.7%
      A-1...........................................      35.1%
      AA............................................       4.2%
      A.............................................       4.1%
      Not rated @...................................      28.5%
                                                       -------
                                                         100.0%
                                                       =======

    -------------------
    *  Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
    +  Source Standard and Poors
    # Calculated as a percentage of total debt issues, including short term securities.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Columbia Management Advisors, LLC   INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 88.6%                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 1.6%
                       Florabama Properties, LLC 4.74% due 02/03/06(1)(2)
                         (LOC-South Trust Bank)....................................  $ 2,450,000   $  2,450,000
                       James O. Lunceford Gardner Holding Co., Inc. 4.74% due
                         02/02/06(1)(2) (LOC-South Trust Bank).....................    1,545,000      1,545,000
                       S&S Associates, LLC 4.74% due 02/03/06(1)(2)
                         (LOC-South Trust Bank)....................................    1,950,000      1,950,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $5,945,869).............                   5,945,000
                                                                                                   -------------
                       COMMERCIAL PAPER -- 62.4%
                       Amstel Funding Corp. 4.46% due 04/10/06.....................   15,000,000     14,870,432
                       Atlantis One Funding Corp. 3.91% due 02/23/06...............   15,000,000     14,964,158
                       Bavaria TRR Corp. 4.44% due 02/16/06........................   10,000,000     10,000,000
                       Brahms Funding Corp. 4.49% due 02/21/06.....................   15,000,000     14,962,583
                       Compass Securitization, LLC 4.30% due 02/21/06..............   10,000,000      9,976,111
                       Concord Minuteman Capital Co., LLC 4.54% due 07/10/06.......   15,000,000     14,687,631
                       Crown Point Capital Co., LLC 3.92% due 02/14/06.............   10,000,000      9,985,844
                       Curzon Funding, LLC 4.39% due 03/13/06......................   15,000,000     14,926,833
                       Goldman Sachs Group LP Disc. Notes 4.50% due 02/01/06.......   15,000,000     15,000,000
                       Govco, Inc. 3.98% due 03/16/06..............................    7,000,000      6,966,723
                       Lake Constance Funding, LLC 4.13% due 02/06/06..............   10,000,000      9,994,264
                       Morgan Stanley 4.33% due 02/13/06...........................   15,000,000     15,000,000
                       Paradigm Funding, LLC 3.95% due 02/28/06....................   18,000,000     17,946,742
                       Picaros Funding, LLC 4.37% due 05/04/06.....................   10,000,000      9,881,396
                       Picaros Funding, LLC 4.57% due 07/10/06.....................    7,000,000      6,854,228
                       Rams Funding, LLC 4.53% due 02/22/06........................   15,000,000     14,960,363
                       Standard Federal Bank NA 4.14% due 07/24/06.................    4,000,000      3,980,000
                       Surrey Funding Corp. 4.45% due 04/10/06.....................   15,000,000     14,870,148
                       Wells Fargo Bank NA 4.79% due 01/18/07......................    6,000,000      5,994,539
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $225,879,405)..................                 225,821,995
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 20.4%
                       CC USA, Inc. 4.46% due 08/15/06*(3).........................    5,000,000      5,000,000
                       Lasalle Bank NA 4.07% due 07/26/06..........................    4,000,000      3,985,000
                       Lehman Brothers Holdings, Inc. 4.47% due 08/01/06...........   10,000,000      9,762,638
                       Merrill Lynch & Co., Inc. 4.55% due 06/16/06(3).............   15,000,000     15,000,000
                       Premier Asset Collateral, LLC 4.57% due 01/16/07*(3)........    5,000,000      5,000,000
                       Sedna Finance, Inc. 4.44% due 10/16/06*(3)..................    5,000,000      5,000,000
                       Whistlejacket Capital, LLC 4.50% due 10/27/06*(3)...........   15,000,000     15,000,000
                       White Pine Finance, LLC 4.49% due 10/25/06*(3)..............   15,000,000     15,000,000
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $73,791,057).........                  73,747,638
                                                                                                   -------------
                       MUNICIPAL BONDS -- 4.2%
                       Texas State Veterans Housing 4.43% due 02/01/06(2)
                         (LOC-Dexia Credit Local)..................................    5,220,000      5,220,000
                       Texas State Veterans Housing Funding, Class B-2 4.46% due
                         02/01/06(2) (LOC-Depfa Bank, PLC).........................   10,000,000     10,000,000
                                                                                                   -------------
                       TOTAL MUNICIPAL BONDS (cost $15,220,000)....................                  15,220,000
                                                                                                   -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost
                         $320,836,331).............................................                 320,734,633
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 11.4%                                   AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at
                         4.35%, dated 01/31/06, to be repurchased 02/01/06 in the
                         amount of
                         $41,270,986 and collateralized by $42,165,000 of Federal
                         Home Loan Bank Bonds, bearing interest at 4.38%, due
                         09/17/10 and having an approximate
                         value of $42,095,976
                         (cost: $41,266,000).......................................  $41,266,000   $ 41,266,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $362,102,331)@                          100.0%                     362,000,633
                       Other assets less liabilities --                  0.0                          122,138
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $362,122,771
                                                                       ======                    =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $45,000,000 representing 12.4% of net assets. Unless otherwise indicated these securities are not considered illiquid.
               @See Note 3 for cost of investments on a tax basis.
              (1) Fair Value security; see note 2
              (2) Variable rate security -- the rate reflected is as of January
                  31, 2006; maturity date reflects next reset date.
              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2006.
              LOC -- Letter of Credit

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services...........................   18.8%
      Time Deposit.................................    9.4
      U.S. Government Obligations..................    7.4
      Broadcasting & Media.........................    6.8
      Telecommunications...........................    5.5
      Banks........................................    5.0
      Metals & Materials...........................    3.4
      Energy Sources...............................    3.3
      Electric Utilities...........................    3.0
      Forest Products..............................    2.9
      Insurance....................................    2.8
      Food, Beverage & Tobacco.....................    2.7
      Leisure & Tourism............................    2.7
      Foreign Government Bonds.....................    2.6
      Energy Services..............................    2.2
      Automotive...................................    2.1
      Business Services............................    2.1
      Gas & Pipeline Utilities.....................    1.9
      Transportation...............................    1.8
      Retail.......................................    1.6
      Pharmaceuticals..............................    1.4
      Aerospace & Military Technology..............    1.3
      Health Services..............................    1.3
      Machinery....................................    1.3
      Telephone....................................    1.3
      Chemicals....................................    1.1
      Computer Services............................    0.8
      Electronics..................................    0.8
      Medical Products.............................    0.8
      Computers & Business Equipment...............    0.7
      Multi-Industry...............................    0.7
      Real Estate Investment Trust.................    0.7
      Drugs........................................    0.6
      Education....................................    0.6
      Household Products...........................    0.6

      INDUSTRY ALLOCATION* (continued)
      Housing......................................    0.5
      Real Estate Companies........................    0.5
      Entertainment Products.......................    0.4
      Computer Software............................    0.3
      Diversified Services.........................    0.3
      Utilities....................................    0.3
      Apparel & Textiles...........................    0.2
      Building Materials...........................    0.2
      Electrical Equipment.........................    0.1
      Internet Content.............................    0.1
      Metals & Mining..............................    0.1
      Municipal Bonds..............................    0.1
      Restaurants..................................    0.1
      U.S. Government Agencies.....................    0.1
                                                     -----
                                                     105.3%
                                                     =====

      CREDIT QUALITY+#
      Government -- Agency.........................       0.1%
      Government -- Treasury.......................       7.8
      AAA..........................................       4.1
      AA...........................................       2.1
      A............................................      21.4
      BBB..........................................      34.5
      BB...........................................       9.1
      B............................................      15.7
      CCC..........................................       2.7
      Not Rated@...................................       2.5
                                                      -------
                                                        100.0%
                                                      =======

    -------------------
     * Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
     + Source: Standard and Poor's.
     # Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 79.7%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.3%
                       Apparel & Textiles -- 0.2%
                       Glenoit Corp. 11.00% due 04/15/07+(1)(2)(7)(8)..............  $    50,000   $          5
                       INVISTA 9.25% due 05/01/12*.................................      450,000        479,250
                       Phillips-Van Heusen Corp. 7.25% due 02/15/11................      100,000        102,000
                       Phillips-Van Heusen Corp. 8.13% due 05/01/13................      250,000        263,750
                       Pillowtex Corp. 9.00% due 12/15/07+(1)(2)(8)................       75,000              0
                       Pillowtex Corp. 10.00% due 11/15/06+(1)(2)(8)...............      175,000              0
                       Simmons Co. 10.00% due 12/15/14(4)*.........................      275,000        155,375
                       Warnaco, Inc. 8.88% due 06/15/13............................      250,000        267,500
                       Automotive -- 2.1%
                       Advanced Accessory Systems, LLC 10.75% due 06/15/11.........      325,000        260,000
                       American Tire Distributors Inc. 10.75% due 04/01/13.........      250,000        222,500
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........      500,000        396,250
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........    1,750,000      1,816,789
                       Ford Motor Co. 7.45% due 07/16/31...........................    1,525,000      1,124,687
                       General Motors Corp. 7.13% due 07/15/13.....................      350,000        271,250
                       General Motors Corp. 7.20% due 01/15/11.....................    1,000,000        805,000
                       General Motors Corp. 8.38% due 07/15/33.....................    2,970,000      2,197,800
                       General Motors Corp. 9.45% due 11/01/11.....................      250,000        205,000
                       Nationsrent, Inc. 9.50% due 10/15/10........................      375,000        410,625
                       Rexnord Corp. 10.13% due 12/15/12...........................      350,000        378,875
                       Stanadyne Corp. 10.00% due 08/15/14.........................      275,000        264,000
                       Stanadyne Holdings, Inc. 12.00% due 02/15/15(4).............      175,000         91,000
                       Tenneco Automotive, Inc. 8.63% due 11/15/14.................      325,000        326,625
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................      200,000        217,500
                       TRW Automotive, Inc. 11.00% due 02/15/13....................      300,000        340,500
                       United Auto Group, Inc. 9.63% due 03/15/12..................      375,000        398,437
                       United Components, Inc. 9.38% due 06/15/13..................      375,000        374,063
                       Housing -- 0.5%
                       Brand Services, Inc. 12.00% due 10/15/12....................      425,000        446,250
                       Masco Corp. 5.88% due 07/15/12..............................    1,600,000      1,611,141
                       Norcraft Holdings LP 9.75% due 09/01/12(4)..................      700,000        500,500
                       Sleepmaster, LLC, Series B 11.00% due
                         05/15/09+(1)(2)(7)(8).....................................      242,018              0
                       Retail -- 1.5%
                       Church & Dwight, Inc. 6.00% due 12/15/12....................      325,000        319,312
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      225,000        207,000
                       CVS Corp. 5.30% due 01/11/27*...............................      859,566        832,515
                       CVS Corp. 5.63% due 03/15/06................................    1,200,000      1,200,685
                       Da Lite Screen Co., Inc. 9.50% due 05/15/11.................      250,000        263,750
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      225,000        205,031
                       J.C. Penney Co., Inc. 9.00% due 08/01/12....................      526,000        615,113
                       Jitney-Jungle Stores of America, Inc. 10.38% due
                         09/15/07+(1)(2)(7)(8).....................................      125,000              0
                       Kroger Co. 7.50% due 04/01/31...............................      750,000        837,187
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................      325,000        302,250
                       Neiman Marcus Group, Inc. 7.13% due 06/01/28................    1,200,000      1,125,000
                       RH Donnelley, Inc. 10.88% due 12/15/12......................      225,000        253,125
                       Safety Products Holdings, Inc. 11.75% due 01/01/12(3)*......       79,406         80,002
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................      193,000        207,958

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       U.S. Office Products Co. 9.75% due 06/15/08+(2)(7)(8).......  $   300,000   $          0
                       Wal Mart Stores, Inc. 5.25% due 09/01/35....................      720,000        686,747
                                                                                                   -------------
                                                                                                     21,062,347
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.3%
                       Food, Beverage & Tobacco -- 2.7%
                       Agrilink Foods, Inc. 11.88% due 11/01/08....................      125,000        127,500
                       Altria Group, Inc. 5.63% due 11/04/08.......................      425,000        429,379
                       American Seafoods Group, LLC 10.13% due 04/15/10............      250,000        264,375
                       ASG Consolidated, LLC 11.50% due 11/01/11(4)................      825,000        664,125
                       B&G Foods Holding Corp. 8.00% due 10/01/11..................      350,000        360,063
                       Constellation Brands, Inc., Series B 8.00% due 02/15/08.....      300,000        313,500
                       Cott Beverages, Inc. 8.00% due 12/15/11.....................      375,000        383,438
                       Delaware Monte Corp. 6.75% due 02/15/15.....................      525,000        521,062
                       Dole Food Co., Inc. 8.63% due 05/01/09......................      275,000        280,844
                       Eagle Family Foods 8.75% due 01/15/08.......................      175,000        132,125
                       Kellogg Co. 7.45% due 04/01/31..............................    2,000,000      2,427,652
                       Kraft Foods, Inc. 4.63% due 11/01/06........................    3,500,000      3,490,777
                       Landrys Restaurants, Inc. 7.50% due 12/15/14................      225,000        212,625
                       Michael Foods, Inc. 8.00% due 11/15/13......................      450,000        462,375
                       National Beef Packing Co., LLC 10.50% due 08/01/11..........      250,000        256,250
                       Nebco Evans Holding Co. 12.38% due 07/15/07+(2)(4)(8).......      125,000              0
                       Philip Morris Cos., Inc. 6.38% due 02/01/06.................      800,000        800,000
                       Pierre Foods Inc. 9.88% due 07/15/12........................      375,000        382,500
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................       75,000         79,687
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................      300,000        318,000
                       Reddy Ice Holdings Inc. 10.50% due 11/01/12(4)..............      500,000        405,000
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................      600,000        630,000
                       Swift & Co. 10.13% due 10/01/09.............................      175,000        177,625
                       Swift & Co. 12.50% due 01/01/10.............................      175,000        168,000
                       Household Products -- 0.6%
                       American Achievement Corp. 8.25% due 04/01/12...............      125,000        127,500
                       Ames True Temper, Inc. 10.00% due 07/15/12..................      400,000        310,000
                       Jostens Holding Corp. 10.25% due 12/01/13(4)................    1,075,000        798,188
                       Norcraft Cos. LP 9.00% due 11/01/11.........................      125,000        128,906
                       Playtex Products, Inc. 9.38% due 06/01/11...................      575,000        604,469
                       Sealy Mattress Co. 8.25% due 06/15/14.......................      200,000        206,500
                       Spectrum Brands, Inc. 7.38% due 02/01/15....................      600,000        493,500
                                                                                                   -------------
                                                                                                     15,955,965
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Education -- 0.6%
                       Boston University 7.63% due 07/15/97........................    2,000,000      2,362,848
                       Education -- 0.1%
                       Knowledge Learning Corp. 7.75% due 02/01/15*................      550,000        525,250
                                                                                                   -------------
                                                                                                      2,888,098
                                                                                                   -------------
                       ENERGY -- 3.3%
                       Energy Services -- 2.1%
                       Atlas Pipeline Partners LP 8.13% due 12/15/15*..............      200,000        206,000
                       Chesapeake Energy Corp. 6.88% due 11/15/20*.................      600,000        612,000
                       CMS Energy Corp. 7.50% due 01/15/09.........................      275,000        283,250
                       El Paso Production Holding Co. 7.75% due 06/01/13...........      375,000        396,562
                       FirstEnergy Corp. 5.50% due 11/15/06........................      150,000        150,410
                       FirstEnergy Corp. 6.45% due 11/15/11........................    2,500,000      2,628,148
                       FPL Energy National Wind 6.13% due 03/25/19*................      121,738        120,557
                       Grant Prideco, Inc. 6.13% due 08/15/15*.....................       75,000         75,563
                       Holly Energy Partners LP 6.25% due 03/01/15.................      625,000        603,125

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       MidAmerican Energy Co. 4.65% due 10/01/14...................  $   800,000   $    762,652
                       MidAmerican Energy Co. 6.75% due 12/30/31...................      750,000        842,029
                       Pacific Energy Partners LP 6.25% due 09/15/15*..............       75,000         74,813
                       PSEG Energy Holdings, Inc. 10.00% due 10/01/09..............      600,000        669,000
                       PSEG Power, LLC 7.75% due 04/15/11..........................    1,750,000      1,933,753
                       Range Resources Corp. 6.38% due 03/15/15....................      475,000        473,812
                       Range Resources Corp. 7.38% due 07/15/13....................      125,000        130,938
                       Semgroup LP/Semgroup Finance Corp. 8.75% due 11/15/15*......      225,000        231,750
                       Energy Sources -- 1.2%
                       ANR Pipeline Co. 8.88% due 03/15/10.........................       50,000         53,488
                       Lone Star Technologies, Inc. 9.00% due 06/01/11.............      100,000        105,375
                       Pemex Project Funding Master Trust 5.75% due 12/15/15*......      225,000        222,412
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......    1,750,000      2,009,000
                       Pogo Producing Co. 6.63% due 03/15/15.......................      225,000        223,875
                       Pogo Producing Co. 6.88% due 10/01/17*......................       75,000         75,000
                       Swift Energy Co. 9.38% due 05/01/12.........................      350,000        377,125
                       Union Pacific Resources Group, Inc. 7.00% due 10/15/06......      850,000        862,181
                       Valero Energy Corp. 7.50% due 04/15/32......................    1,750,000      2,104,884
                                                                                                   -------------
                                                                                                     16,227,702
                                                                                                   -------------
                       FINANCE -- 24.2%
                       Banks -- 4.6%
                       ABN AMRO Holding NV 7.30% due 12/01/26......................      500,000        506,024
                       Banc One Corp. 8.00% due 04/29/27...........................      460,000        570,864
                       City National Bank 6.38% due 01/15/08.......................    1,225,000      1,254,722
                       Colonial Bank National Assoc. 6.38% due 12/01/15............    1,236,000      1,265,957
                       Hudson United Bank 7.00% due 05/15/12.......................    1,000,000      1,086,799
                       M&I Marshall & Ilsley Bank 4.40% due 03/15/10...............    2,500,000      2,440,952
                       PNC Funding Corp. 7.50% due 11/01/09........................    1,710,000      1,849,900
                       Riggs Capital 8.63% due 12/31/26............................      650,000        694,959
                       Sovereign Bancorp, Inc. 4.80% due 09/01/10*.................    2,130,000      2,079,189
                       State Street Bank & Trust Co. 5.30% due 01/15/16............      770,000        770,655
                       US Bank NA 4.95% due 10/30/14...............................    3,290,000      3,225,138
                       Wachovia Bank NA 4.80% due 11/01/14.........................    2,000,000      1,922,462
                       Wachovia Bank NA 4.88% due 02/01/15.........................    1,350,000      1,302,813
                       Wachovia Corp. 5.63% due 12/15/08...........................    2,000,000      2,037,728
                       Zions Bancorp 5.50% due 11/16/15............................    1,490,000      1,485,922
                       Financial Services -- 17.0%
                       125 Home Loan Owner Trust 9.26% due 02/15/29(2)*............      131,988        131,988
                       AAC Group Holding Corp. 10.25% due 10/01/12(4)..............      425,000        314,500
                       ALH Finance, LLC 8.50% due 01/15/13.........................      575,000        552,000
                       American Express Co. 4.75% due 06/17/09.....................    4,000,000      3,976,740
                       American Express Co. 4.88% due 07/15/13.....................      600,000        585,458
                       American Real Estate Partners 7.13% due 02/15/13............      325,000        329,063
                       AMR HoldCo, Inc. 10.00% due 02/15/15........................      125,000        133,125
                       Army Hawaii Family Housing Trust Certificates 5.52% due
                         06/15/50*.................................................      790,000        794,076
                       Astoria Financial Corp. 5.75% due 10/15/12..................    1,700,000      1,703,361
                       Aventine Renewable Energy Holdings, Inc. 10.49% due
                         03/15/06(6)*..............................................      175,000        182,000
                       BCP Crystal US Holdings Corp. 9.63% due 06/15/14............      225,000        249,750
                       Bear Stearns & Co., Inc. 3.25% due 03/25/09.................    1,000,000        947,980
                       Bear Stearns & Co., Inc. 5.70% due 11/15/14.................    1,500,000      1,530,460
                       Borden United States Finance Corp. 9.00% due 07/15/14*......      475,000        482,125
                       Capital One Financial Corp. 7.13% due 08/01/08..............    4,000,000      4,177,964
                       Couche Tard United States LP 7.50% due 12/15/13.............      475,000        492,813
                       Deluxe Corp. 5.13% due 10/01/14.............................    3,650,000      2,965,625
                       DJ CDX NA HY 8.25% due 12/29/10*............................    4,250,000      4,271,250
                       FMR Corp. 7.57% due 06/15/29*...............................    2,200,000      2,713,022

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Ford Motor Credit Co. 7.25% due 10/25/11....................  $ 1,275,000   $  1,169,763
                       Ford Motor Credit Co. 7.38% due 10/28/09....................      550,000        514,577
                       Franklin Resources, Inc. 3.70% due 04/15/08.................      500,000        485,760
                       General Electric Capital Corp. 3.50% due 05/01/08...........    4,000,000      3,879,640
                       General Electric Capital Corp. 3.75% due 12/15/09...........    1,000,000        956,206
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........    1,300,000      1,241,150
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........    2,450,000      2,498,099
                       Global Cash Finance Corp. 8.75% due 03/15/12................      260,000        278,200
                       Goldman Sachs Capital I 6.35% due 02/15/34..................    1,500,000      1,555,116
                       Goldman Sachs Group. Inc. 3.88% due 01/15/09................    1,750,000      1,693,685
                       HSBC Finance Capital Trust IX 5.91% due 11/30/15(5).........    2,500,000      2,505,662
                       HSBC Finance Corp. 4.75% due 04/15/10.......................      860,000        844,663
                       HSBC Finance Corp. 5.00% due 06/30/15.......................    3,070,000      2,955,977
                       Insurance Auto Auctions Inc. 11.00% due 04/01/13............      400,000        418,000
                       Interline Brands, Inc. 11.50% due 05/15/11..................      228,000        253,080
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................    3,000,000      2,941,548
                       JPMorgan Chase & Co. 6.38% due 02/15/08.....................      500,000        512,258
                       Lehman Brothers Holdings, Inc. 6.63% due 02/15/08...........    2,000,000      2,062,222
                       Lehman Brothers Holdings, Inc. 7.88% due 08/15/10...........      250,000        277,443
                       MBIA Global Funding, LLC 2.88% due 11/30/06*................    2,100,000      2,061,652
                       MBIA, Inc. 6.63% due 10/01/28...............................      250,000        270,715
                       MBNA Corp. 7.50% due 03/15/12...............................    1,000,000      1,120,021
                       Morgan Stanley 4.00% due 01/15/10...........................    1,000,000        957,062
                       Morgan Stanley Group, Inc. 5.30% due 03/01/13...............    2,000,000      1,993,384
                       Nalco Finance Holdings LLC 9.00% due 02/01/14(4)............      183,000        138,623
                       NBC Acquisition Corp. 11.00% due 03/15/13(4)................      250,000        177,813
                       Nuveen Investments, Inc. 5.00% due 09/15/10.................      430,000        421,352
                       Nuveen Investments, Inc. 5.50% due 09/15/15.................      430,000        421,181
                       PC Financial Partnership 5.00% due 11/15/14.................    3,000,000      2,937,411
                       Rainbow National Services, LLC 10.38% due 09/01/14*.........      300,000        336,000
                       Residential Asset Mtg. Products, Inc. 4.86% due
                         12/25/33(6)...............................................       65,611         65,684
                       Residential Asset Securities Corp. 4.83% due 01/25/34(6)....      137,038        137,148
                       Resolution Funding Corp. zero coupon due 01/15/21...........      640,000        308,551
                       Sensus Metering Systems, Inc. 8.63% due 12/15/13............      300,000        273,000
                       SLM Corp. 4.00% due 01/15/10................................    2,000,000      1,918,180
                       SLM Corp. 5.49% due 02/07/06(5).............................    3,230,000      3,193,889
                       SMFC Trust 6.13% due 02/28/06*(2)(5)........................       10,267          8,105
                       TRAINS HY-2005-1 7.65% due 06/15/06*........................    4,829,269      4,925,854
                       Tyco International Group SA 4.44% due 06/15/07*.............      680,000        671,572
                       Universal City Development Partners 11.75% due 04/01/10.....      475,000        528,437
                       Universal City Florida Holding Co. 9.00% due 05/01/10(6)....      100,000        100,500
                       Vanguard Health Holding Company II, LLC 9.00% due
                         10/01/14..................................................      450,000        474,750
                       Verizon Global Funding Corp. 7.25% due 12/01/10.............    2,000,000      2,158,364
                       Visant Corp. 7.63% due 10/01/12.............................      200,000        199,500
                       Washington Mutual Bank Fa Chatswort 5.13% due 01/15/15......    1,100,000      1,063,643
                       ZFS Finance USA Trust I 6.15% due 12/15/10(5)*..............    1,790,000      1,797,738
                       Insurance -- 2.6%
                       Berkshire Hathaway Finance Corp. 4.85% due 01/15/15.........    4,925,000      4,799,467
                       Delphi Funding, LLC 9.31% due 03/25/27......................      800,000        840,352
                       Liberty Mutual Insurance, Co. 8.20% due 05/04/07*...........    1,100,000      1,127,197
                       Life Re Capital Trust I 8.72% due 06/15/27*.................    1,000,000      1,037,847
                       Pacific Life Corp. 6.60% due 09/15/33*......................    1,200,000      1,324,207
                       Reinsurance Group of America, Inc. 7.25% due 04/01/06*......      500,000        500,777
                       St. Paul Travelers Cos., Inc. 5.50% due 12/01/15............      250,000        250,387
                       Union Central Life Insurance Co. 8.20% due 11/01/26*........    1,250,000      1,407,306

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       USF&G Capital II, Series B 8.47% due 01/10/27...............  $   850,000   $    904,553
                       USF&G Capital III 8.31% due 07/01/46*.......................      250,000        296,417
                                                                                                   -------------
                                                                                                    117,219,072
                                                                                                   -------------
                       HEALTHCARE -- 4.0%
                       Drugs -- 0.5%
                       Leiner Health Products, Inc. 11.00% due 06/01/12............      175,000        166,688
                       Pharmacia Corp. 6.50% due 12/01/18..........................      740,000        821,828
                       Wyeth 5.50% due 02/01/14....................................    1,230,000      1,238,690
                       Health Services -- 1.3%
                       Ameripath, Inc. 10.50% due 04/01/13.........................      550,000        580,250
                       Anthem, Inc. 6.80% due 08/01/12.............................    1,800,000      1,946,219
                       Concentra Operating Corp. 9.50% due 08/15/10................      375,000        389,063
                       CRC Health Corp. 10.75% due 02/01/16*.......................      350,000        355,250
                       HCA, Inc. 6.75% due 07/15/13................................      425,000        433,208
                       HCA, Inc. 7.50% due 11/06/33................................      275,000        277,008
                       HCA, Inc. 7.88% due 02/01/11................................      150,000        160,558
                       HCA, Inc. 8.75% due 09/01/10................................      800,000        882,034
                       National Mentor Inc. 9.63% due 12/01/12.....................      275,000        291,500
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15..............      275,000        284,625
                       Tenet Healthcare Corp. 9.88% due 07/01/14...................      225,000        225,000
                       UnitedHealth Group, Inc. 3.30% due 01/30/08.................      365,000        353,438
                       Medical Products -- 0.8%
                       Accellent Inc. 10.50% due 12/01/13*.........................      250,000        261,250
                       Bio-Rad Laboratories, Inc. 6.13% due 12/15/14...............      150,000        146,625
                       CDRV Investors, Inc. 9.63% due 01/01/15(4)..................    1,050,000        679,875
                       Medtronic Inc. 4.38% due 09/15/10*..........................      860,000        839,425
                       Norcross Safety Products, LLC 9.88% due 08/15/11............      400,000        415,000
                       Quest Diagnostics Inc. 5.45% due 11/01/15*..................    1,460,000      1,455,503
                       Sybron Dental Specialties, Inc. 8.13% due 06/15/12..........      250,000        263,750
                       Pharmaceuticals -- 1.4%
                       Genentech, Inc. 4.75% due 07/15/15..........................    1,500,000      1,446,808
                       Omnicare Inc. 6.88% due 12/15/15............................      350,000        350,438
                       Pfizer Inc. 4.50% due 02/15/14..............................    5,000,000      4,874,885
                                                                                                   -------------
                                                                                                     19,138,918
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 7.3%
                       Aerospace & Military Technology -- 1.3%
                       Alliant Techsystems, Inc. 8.50% due 05/15/11................      150,000        157,500
                       Argo Tech Corp. 9.25% due 06/01/11..........................      225,000        239,063
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15*..............    1,520,000      1,475,514
                       Boeing Co. 8.75% due 09/15/31...............................      900,000      1,265,785
                       DRS Technologies Inc. 6.63% due 02/01/16....................      450,000        453,375
                       K & F Acquisition, Inc. 7.75% due 11/15/14..................      225,000        228,938
                       L-3 Communications Corp. 6.13% due 01/15/14.................      775,000        765,312
                       L-3 Communications Corp. 6.38% due 10/15/15.................      175,000        174,125
                       Raytheon Co. 5.38% due 04/01/13.............................    1,000,000      1,003,461
                       Transdigm, Inc. 8.38% due 07/15/11..........................      325,000        341,250
                       Building Materials -- 0.2%
                       CRH America, Inc. 5.30% due 10/15/13........................      750,000        740,160
                       United States Concrete, Inc. 8.38% due 04/01/14.............      425,000        433,500
                       Business Services -- 2.1%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........      150,000        164,063
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........      350,000        368,812
                       Advanstar, Inc. 15.00% due 10/15/11(4)......................      225,000        235,687

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Affinity Group, Inc. 9.00% due 02/15/12.....................  $   250,000   $    245,625
                       Affinity Group, Inc. 10.88% due 02/15/12(3).................      312,778        300,267
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........      500,000        541,250
                       Brickman Group, Ltd. 11.75% due 12/15/09....................      150,000        165,563
                       Builders Firstsource Inc. 8.59% due 02/15/12(6).............      225,000        230,062
                       Crystal US Holdings, LLC 10.50% due 10/01/14(4).............      954,000        705,960
                       Greif Brothers Corp. 8.88% due 08/01/12.....................      400,000        426,000
                       Hydrochem Industrial Services Inc. 9.25% due 02/15/13*......      275,000        266,750
                       Imco Recycling, Inc. 10.38% due 10/15/10....................      350,000        385,000
                       Nortek, Inc. 8.50% due 09/01/14.............................      175,000        170,188
                       NSP Holdings, LLC 11.75% due 01/01/12(3)....................      279,718        281,816
                       Pliant Corp. 13.00% due 06/01/10(1)(2)(7)...................      150,000         36,750
                       Republic Services, Inc. 6.75% due 08/15/11..................      900,000        960,462
                       SGS International Inc. 12.00% due 12/15/13*.................      325,000        327,031
                       Smurfit-Stone Container Corp. 8.25% due 10/01/12............      561,000        532,950
                       UGS Corp. 10.00% due 06/01/12...............................      500,000        550,000
                       USA Waste Services, Inc. 7.13% due 10/01/07.................    2,175,000      2,240,124
                       Vertis, Inc. 10.88% due 06/15/09............................      250,000        245,000
                       Waste Management, Inc. 8.75% due 05/01/18...................      850,000        903,468
                       Electrical Equipment -- 0.1%
                       Texas Genco, LLC 6.88% due 12/15/14*........................      600,000        649,500
                       Machinery -- 1.1%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................      400,000        430,000
                       Briggs & Stratton Corp. 7.25% due 09/15/07..................      100,000        103,600
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      960,000      1,073,730
                       Case New Holland, Inc. 9.25% due 08/01/11...................      300,000        321,000
                       CLARK Material Handling Co., Series D 10.75% due
                         11/15/06+(1)(2)(7)(8).....................................      100,000              0
                       Columbus McKinnon Corp. 10.00% due 08/01/10.................       33,000         36,465
                       Erico International Corp. 8.88% due 03/01/12................      275,000        281,875
                       Kennametal, Inc. 7.20% due 06/15/12.........................    2,400,000      2,594,909
                       NTK Holdings, Inc. 10.75% due 03/01/14......................      350,000        223,562
                       Panolam Inds International Inc. 10.75% due 10/01/13*........      225,000        213,188
                       Multi-Industry -- 0.7%
                       Aearo Co. 8.25% due 04/15/12................................      475,000        484,500
                       Clean Harbors, Inc. 11.25% due 07/15/12.....................      179,000        200,480
                       Doane Pet Care Co. 10.63% due 11/15/15*.....................      425,000        444,125
                       Goodman Global Holdings, Inc. 7.49% due 06/15/06(6)*........      125,000        125,468
                       Goodman Global Holdings, Inc. 7.88% due 12/15/12*...........      400,000        378,000
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....      550,000        517,000
                       Koppers, Inc. 9.88% due 10/15/13............................      175,000        189,875
                       Polypore, Inc. 8.75% due 05/15/12...........................      275,000        250,250
                       Superior Essex Communications LLC 9.00% due 04/15/12........      425,000        425,000
                       VWR International, Inc. 8.00% due 04/15/14..................      275,000        272,594
                       Transportation -- 1.8%
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% due 01/02/21........................................      429,424        499,355
                       Burlington Northern Railroad Co. 9.25% due 10/01/06.........    2,500,000      2,567,485
                       Burlington Northern Santa Fe Corp. 4.88% due 01/15/15.......    1,100,000      1,068,517
                       Fedex Corp. 2.65% due 04/01/07..............................    2,250,000      2,187,981
                       Hertz Corp. 8.88% due 01/01/14*.............................      250,000        258,125
                       Hertz Corp. 10.50% due 01/01/16*............................      400,000        418,000
                       Holt Group, Inc. 9.75% due 01/15/06+(2)(7)(8)(10)...........      100,000              0
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      250,000        263,125
                       Union Pacific Corp. 4.88% due 01/15/15......................    1,570,000      1,518,955
                                                                                                   -------------
                                                                                                     35,557,475
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 7.8%
                       Broadcasting & Media -- 5.1%
                       AOL Time Warner, Inc. 7.70% due 05/01/32....................  $ 1,500,000   $  1,682,725
                       CBD Media, LLC 8.63% due 06/01/11...........................      150,000        151,688
                       CBD Media, LLC 9.25% due 07/15/12...........................      375,000        380,156
                       CCH I Holdings LLC 9.92% due 04/01/14*......................      259,000        132,090
                       CCH I LLC 11.00% due 10/01/15*..............................      207,000        170,258
                       Charter Communications Holdings II, LLC 10.25% due
                         09/15/10..................................................      650,000        639,438
                       Clear Channel Communications, Inc. 3.13% due 02/01/07.......      500,000        489,137
                       Coleman Cable Inc. 9.88% due 10/01/12.......................      225,000        186,750
                       Comcast Cable Communications, Inc. 6.88% due 06/15/09.......    1,000,000      1,047,145
                       Comcast Corp. 7.05% due 03/15/33............................      500,000        530,413
                       Continental Cablevision, Inc. 8.30% due 05/15/06............    2,000,000      2,018,074
                       Cox Communications, Inc. 4.63% due 01/15/10.................    1,720,000      1,661,048
                       Cox Communications, Inc. 5.45% due 12/15/14.................    1,860,000      1,800,218
                       Cox Enterprises, Inc. 4.38% due 05/01/08*...................    1,000,000        975,343
                       CSC Holdings, Inc. 7.88% due 12/15/07.......................       75,000         76,125
                       CSC Holdings, Inc. 8.13% due 07/15/09.......................      475,000        482,125
                       Dex Media West LLC 9.88% due 08/15/13.......................      806,000        889,622
                       Dex Media, Inc. 9.00% due 11/15/13(4).......................      700,000        577,500
                       DirecTV Holdings, LLC 6.38% due 06/15/15....................      200,000        196,000
                       DirecTV Holdings, LLC 8.38% due 03/15/13....................      374,000        401,115
                       Echostar DBS Corp. 6.63% due 10/01/14.......................      675,000        654,750
                       Emmis Communications Corp. 10.37% due 06/15/12(6)...........       60,000         60,075
                       HM Publishing Corp. 11.50% due 10/15/13(4)..................      525,000        429,188
                       Lamar Media Corp. 6.63% due 08/15/15........................      375,000        376,875
                       Lin Television Corp. 6.50% due 05/15/13.....................      275,000        259,875
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............      275,000        297,000
                       News America Holdings, Inc. 8.00% due 10/17/16..............      650,000        759,375
                       News America Holdings, Inc. 9.25% due 02/01/13..............    1,000,000      1,202,413
                       News America, Inc. 7.63% due 11/30/28.......................    1,000,000      1,112,859
                       PRIMEDIA, Inc. 8.88% due 05/15/11...........................      350,000        327,250
                       Readers Digest Assoc., Inc. 6.50% due 03/01/11..............      350,000        345,625
                       Reed Elsevier Capital, Inc. 4.63% due 06/15/12..............      600,000        570,052
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,064,702
                       RH Donnelley Corp. 6.88% due 01/15/13*......................      475,000        435,375
                       RH Donnelley Corp. 8.88% due 01/15/16*......................      325,000        328,656
                       Sinclair Broadcast Group, Inc. 8.75% due 12/15/11...........      100,000        104,125
                       Univision Communications, Inc. 3.50% due 10/15/07...........    1,200,000      1,163,185
                       WDAC Subsidiary Corp. 8.38% due 12/01/14*...................      650,000        632,125
                       Entertainment Products -- 0.4%
                       Cinemark, Inc. 9.75% due 03/15/14(4)........................      775,000        565,750
                       International Speedway Corp. 4.20% due 04/15/09.............    1,300,000      1,261,135
                       Leisure & Tourism -- 2.2%
                       155 East Tropicana LLC 8.75% due 04/01/12...................      300,000        284,250
                       AMC Entertainment, Inc. 8.00% due 03/01/14..................      350,000        302,750
                       Boyd Gaming Corp. 7.13% due 02/01/16........................      250,000        248,125
                       Boyd Gaming Corp. 7.75% due 12/15/12........................      100,000        104,250
                       Boyd Gaming Corp. 8.75% due 04/15/12........................      275,000        294,937
                       Cinemark USA, Inc. 9.00% due 02/01/13.......................      200,000        211,250
                       Gaylord Entertainment Co. 6.75% due 11/15/14................      375,000        365,625
                       Herbst Gaming, Inc. 7.00% due 11/15/14......................      300,000        299,250
                       HMH Properties, Inc., Series B 7.88% due 08/01/08...........       83,000         83,830
                       Host Marriott LP 7.13% due 11/01/13.........................      550,000        565,812
                       Kerzner International Ltd. 6.75% due 10/01/15...............      475,000        463,125
                       Magna Entertainment Corp. 7.25% due 12/15/09................      200,000        204,750
                       Majestic Star Casino, LLC 9.50% due 10/15/10................       75,000         80,063
                       Majestic Star LLC 9.75% due 01/15/11*.......................      150,000        153,375
                       Mandalay Resort Group 9.50% due 08/01/08....................      175,000        189,875

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       MGM Grand, Inc. 9.75% due 06/01/07..........................  $   950,000   $    997,500
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................      975,000        939,656
                       Motor Gaming Group, Inc. 9.75% due 04/01/10.................      375,000        401,719
                       Park Place Entertainment Corp. 7.88% due 03/15/10...........      275,000        295,281
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........      300,000        330,750
                       Penn National Gaming Inc. 6.75% due 03/01/15................      300,000        299,250
                       San Pasqual Casino Development Group 8.00% due 09/15/13*....      275,000        278,438
                       Southwest Airlines Co. 6.50% due 03/01/12...................    1,000,000      1,047,752
                       Southwest Airlines Co. 7.38% due 03/01/27...................      215,000        236,065
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% due
                         05/01/07..................................................      550,000        563,062
                       Station Casinos, Inc. 6.50% due 02/01/14....................      400,000        399,000
                       True Temper Sports, Inc. 8.38% due 09/15/11.................      475,000        432,250
                       Tunica Biloxi Gaming Authority 9.00% due 11/15/15*..........      175,000        176,313
                       Wynn Las Vegas LLC 6.63% due 12/01/14.......................      600,000        584,250
                       Restaurants -- 0.1%
                       El Pollo Loco Inc. 11.75% due 11/15/13*.....................      275,000        279,125
                                                                                                   -------------
                                                                                                     37,549,038
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 5.7%
                       Computers & Business Equipment -- 0.6%
                       Dell, Inc. 7.10% due 04/15/28...............................    1,000,000      1,170,755
                       International Business Machines Corp. 5.88% due 11/29/32....    1,000,000      1,033,608
                       Xerox Corp. 9.75% due 01/15/09..............................      675,000        746,719
                       Computer Services -- 0.8%
                       Activant Solutions, Inc. 10.50% due 06/15/11................      250,000        270,625
                       Activant Solutions, Inc. 10.53% due 04/01/10(6)*............      125,000        127,500
                       Oracle Corp. and Ozark Holding, Inc. 5.00% due 01/15/11*....    2,320,000      2,299,895
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*..............      450,000        468,000
                       Sungard Data Systems, Inc. 10.25% due 08/15/15*.............      475,000        477,375
                       Computer Software -- 0.3%
                       SS&C Technologies, Inc. 11.75% due 12/01/13*................      250,000        261,250
                       Unisys Corp. 8.13% due 06/01/06.............................    1,350,000      1,363,500
                       Electronics -- 0.7%
                       Fisher Scientific International, Inc. 6.13% due 07/01/15....      725,000        725,906
                       Freescale Semiconductor, Inc. 7.13% due 07/15/14............      250,000        264,375
                       Stoneridge, Inc. 11.50% due 05/01/12........................      225,000        227,250
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      300,000        321,000
                       Thermo Electron Corp. 5.00% due 06/01/15....................      680,000        656,358
                       Thomas & Betts Corp. 7.25% due 06/01/13.....................    1,205,000      1,268,952
                       Internet Content -- 0.1%
                       FTD, Inc. 7.75% due 02/15/14................................      365,000        364,087
                       Telecommunications -- 3.2%
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................      195,000        213,038
                       AT&T Wireless Services, Inc. 7.88% due 03/01/11.............    2,000,000      2,234,630
                       Centennial Communications 10.00% due 01/01/13*..............      175,000        181,125
                       Cincinnati Bell, Inc. 7.25% due 07/15/13....................      350,000        367,063
                       Cingular Wireless Services, Inc. 8.75% due 03/01/31.........      250,000        327,604
                       Citizens Communications Co. 9.00% due 08/15/31..............    1,225,000      1,261,750
                       Citizens Communications Co. 9.25% due 05/15/11..............      125,000        137,500
                       Lenfest Communications, Inc. 10.50% due 06/15/06............    2,600,000      2,644,483
                       PanAmSat Corp. 10.38% due 11/01/14(4).......................    1,025,000        722,625
                       PanAmSat Corp. 9.00% due 08/15/14...........................      176,000        185,020
                       Qwest Corp. 8.88% due 03/15/12..............................    2,400,000      2,658,000
                       Sprint Capital Corp. 6.13% due 11/15/08.....................    2,000,000      2,050,454

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Sprint Capital Corp. 6.38% due 05/01/09.....................  $   350,000   $    361,813
                       Sprint Capital Corp. 8.38% due 03/15/12.....................    1,000,000      1,153,751
                       United States Unwired, Inc. 10.00% due 06/15/12.............      325,000        368,062
                       Valor Telecommunications Enterprises, LLC 7.75% due
                         02/15/15..................................................      275,000        283,938
                       Verizon Global Funding Corp. 7.75% due 06/15/32.............      500,000        582,100
                                                                                                   -------------
                                                                                                     27,780,111
                                                                                                   -------------
                       MATERIALS -- 5.6%
                       Chemicals -- 1.0%
                       Albemarle Corp. 5.10% due 02/01/15..........................    1,440,000      1,380,825
                       Equistar Chemicals, LP 8.75% due 02/15/09...................      300,000        315,750
                       Equistar Chemicals, LP 10.13% due 09/01/08..................      300,000        327,000
                       Huntsman International, LLC 10.13% due 07/01/09.............      365,000        377,319
                       Lyondell Chemical Co. 9.50% due 12/15/08....................      265,000        277,919
                       Lyondell Chemical Co. 10.88% due 05/01/09...................      525,000        546,000
                       Nalco Co. 7.75% due 11/15/11................................      100,000        102,000
                       Nalco Co. 8.88% due 11/15/13................................      425,000        444,125
                       PQ Corp. 7.50% due 02/15/13*................................      325,000        306,312
                       UAP Holding Corp. 10.75% due 07/15/12(4)....................      375,000        332,812
                       Union Carbide Chemical & Plastics Co., Inc. 7.88% due
                         04/01/23..................................................      225,000        249,588
                       Union Carbide Corp. 7.50% due 06/01/25......................       75,000         80,877
                       Forest Products -- 2.8%
                       Associated Materials, Inc. 1.00% due 03/01/14...............      225,000        115,875
                       Berry Plastics Corp. 10.75% due 07/15/12....................      450,000        488,250
                       Crown Americas 7.75% due 11/15/15*..........................      225,000        233,438
                       Eurofresh, Inc. 11.50% due 01/15/13*........................      400,000        402,000
                       Graham Packaging Co., Inc. 8.50% due 10/15/12...............      175,000        175,875
                       International Paper Co. 4.25% due 01/15/09..................      750,000        727,802
                       Louisiana-Pacific Corp. 8.88% due 08/15/10..................    3,540,000      3,899,774
                       Mercer International, Inc. 9.25% due 02/15/13...............      375,000        318,750
                       Newpage Corp. 12.00% due 05/01/13...........................      400,000        389,000
                       Owens-Brockway Glass Container 8.25% due 05/15/13...........      675,000        710,437
                       Plastipak Holdings Inc. 8.50% due 12/15/15*.................      150,000        153,750
                       Pope & Talbot, Inc. 8.38% due 06/01/13......................      250,000        167,500
                       Union Camp Corp. 6.50% due 11/15/07.........................    2,000,000      2,037,016
                       Westvaco Corp. 7.65% due 03/15/27...........................    1,500,000      1,644,870
                       Weyerhaeuser Co. 7.38% due 03/15/32.........................    2,000,000      2,207,262
                       Metals & Minerals -- 1.7%
                       Alltrista Corp. 9.75% due 05/01/12..........................      300,000        300,000
                       Associated Materials, Inc. 9.75% due 04/15/12(4)............      100,000         97,000
                       Barrick Gold Corp. 7.50% due 05/01/07.......................    2,000,000      2,057,394
                       Barrick Gold Finance Company 4.88% due 11/15/14.............    2,500,000      2,407,720
                       Compass Minerals International, Inc. 12.00% due
                         06/01/13(4)...............................................      475,000        428,094
                       Compass Minerals International, Inc. 12.75% due
                         12/15/12(4)...............................................      175,000        162,750
                       Hawk Corp. 8.75% due 11/01/14...............................      325,000        328,250
                       Mueller Group Inc. 10.00% due 05/01/12......................      250,000        265,000
                       Neenah Corp. 11.00% due 09/30/10*...........................      358,000        387,535
                       Newmont Mining Corp. 5.88% due 04/01/35.....................    1,410,000      1,373,138
                       Republic Technologies International, LLC
                         13.75% due 07/15/09+(1)(2)(7)(8)..........................      150,000              0
                       Russell-Stanley Holdings, Inc. 9.00% due
                         11/30/08*(2)(3)(8)........................................       13,694          6,409
                       United States Steel Corp. 9.75% due 05/15/10................      252,000        274,680
                       Valmont Industries, Inc. 6.88% due 05/01/14.................      300,000        302,250
                       Metals & Mining -- 0.1%
                       Texas Industries, Inc. 7.25% due 07/15/13...................      375,000        387,187
                                                                                                   -------------
                                                                                                     27,189,533
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 0.1%
                       Municipal Bonds -- 0.1%
                       McKeesport, Pennsylvania 7.30% due 03/01/20.................  $   250,000   $    261,863
                                                                                                   -------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.4%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........       98,000        106,330
                       EOP Operating LP 7.75% due 11/15/07.........................      250,000        260,776
                       EOP Operating LP 8.38% due 03/15/06.........................    1,500,000      1,506,019
                       Susa Partnership, LP 8.20% due 06/01/17.....................      250,000        305,058
                       Real Estate Investment Trusts -- 0.5%
                       Archstone-Smith Operating Trust 5.00% due 08/15/07..........      500,000        500,287
                       Simon Property Group LP 4.88% due 08/15/10..................      500,000        492,584
                       Simon Property Group LP 6.35% due 08/28/12..................      400,000        418,988
                       Ventas Reality Limited Partnership 6.50% due 06/01/16*......      200,000        200,500
                       Ventas Reality Limited Partnership 6.63% due 10/15/14.......      325,000        331,500
                       Ventas Reality Limited Partnership 7.13% due 06/01/15.......      275,000        287,719
                                                                                                   -------------
                                                                                                      4,409,761
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 0.1%
                       U.S. Government Agencies -- 0.1%
                       Federal National Mtg. Assoc. 6.50% due 03/01/29.............      173,113        178,165
                       Federal National Mtg. Assoc. 6.50% due 06/01/29.............      128,224        131,966
                       Federal National Mtg. Assoc. 6.50% due 08/01/29.............      177,263        182,494
                       Federal National Mtg. Assoc. 6.50% due 11/01/31.............       29,480         30,285
                       Federal National Mtg. Assoc. 6.50% due 05/01/32.............       64,060         65,798
                                                                                                   -------------
                                                                                                        588,708
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 7.4%
                       U.S. Treasuries -- 7.4%
                       United States Treasury Bonds 6.25% due 08/15/23.............    2,650,000      3,119,548
                       United States Treasury Notes 3.88% due 02/15/13.............   32,000,000     30,738,752
                       United States Treasury Notes 4.00% due 02/15/15.............    2,000,000      1,920,000
                                                                                                   -------------
                                                                                                     35,778,300
                                                                                                   -------------
                       UTILITIES -- 5.1%
                       Electric Utilities -- 2.1%
                       Alabama Power Co. 5.70% due 02/15/33........................    1,000,000      1,008,803
                       American Electric Power Inc. 5.38% due 03/15/10.............    1,000,000      1,003,998
                       American Electric Power, Inc. 6.13% due 05/15/06............    1,256,000      1,259,971
                       Edison Mission Energy 9.88% due 04/15/11....................      700,000        812,000
                       Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14.........      525,000        494,813
                       Nevada Power Co. 5.88% due 01/15/15.........................      575,000        571,664
                       Nevada Power Co. 6.50% due 04/15/12.........................       50,000         51,250
                       Nevada Power Co. 9.00% due 08/15/13.........................      374,000        413,995
                       Northwestern Corp. 5.88% due 11/01/14.......................      100,000         99,289
                       NRG Energy, Inc. 7.25% due 02/01/14.........................      200,000        202,750
                       NRG Energy, Inc. 7.38% due 02/01/16.........................      375,000        381,563
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............    1,100,000      1,049,884
                       Pacific Gas & Electric Co. 6.05% due 03/01/34...............      660,000        672,002
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................      125,000        107,500
                       Reliant Resources, Inc. 9.50% due 07/15/13..................      300,000        297,000
                       Sierra Pacific Resources 6.75% due 08/15/17*................      250,000        250,625
                       Teco Energy Inc. 6.75% due 05/01/15.........................      100,000        105,500
                       VeraSun Energy 9.88% due 12/15/12*..........................      250,000        256,250
                       Westar Energy Inc. 5.88% due 07/15/36.......................      860,000        817,854
                       Gas & Pipeline Utilities -- 1.6%
                       Consolidated Natural Gas Co. 5.00% due 12/01/14.............    2,380,000      2,294,413
                       El Paso Energy Corp. 6.75% due 05/15/09.....................      375,000        377,812
                       El Paso Energy Corp. 6.95% due 12/15/07.....................      150,000        152,625

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       El Paso Energy Corp. 7.80% due 08/01/31.....................  $   700,000   $    735,000
                       Kinder Morgan Energy Partners 5.80% due 03/15/35............    1,290,000      1,222,396
                       Pacific Energy Partners LP 7.13% due 06/15/14...............      250,000        260,000
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................      225,000        227,970
                       Tennessee Gas Pipeline Co. 7.50% due 04/01/17...............      350,000        380,944
                       Tennessee Gas Pipeline Co. 8.38% due 06/15/32...............      325,000        381,212
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      250,000        289,063
                       Williams Cos., Inc. 7.63% due 07/15/19......................      825,000        903,375
                       Williams Cos., Inc. 7.88% due 09/01/21......................      575,000        635,375
                       Telephone -- 1.1%
                       AT&T Corp. 9.75% due 11/14/31...............................      600,000        741,851
                       Bellsouth Corp. 5.20% due 09/15/14..........................    2,000,000      1,971,388
                       MCI, Inc. 8.74% due 05/01/14................................      475,000        535,562
                       SBC Communications, Inc. 5.10% due 09/15/14.................    2,000,000      1,939,024
                       Utilities -- 0.3%
                       Amerigas Partners LP 7.13% due 05/20/16.....................      500,000        496,250
                       Amerigas Partners LP 7.25% due 05/20/15.....................      250,000        250,625
                       CMS Energy Corp. 6.88% due 12/15/15.........................      125,000        126,250
                       Mirant North America LLC Mna Finance 7.38% due 12/31/13*....      350,000        356,125
                       NRG Energy, Inc. 8.00% due 12/15/13.........................      322,000        359,030
                                                                                                   -------------
                                                                                                     24,493,001
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $387,440,920).....................                 386,099,892
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 15.1%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 2.2%
                       Energy Services -- 0.1%
                       Enersis SA 7.40% due 12/01/16...............................      600,000        645,353
                       Energy Sources -- 2.1%
                       Canadian Natural Resources, Ltd. 4.90% due 12/01/14.........      220,000        213,707
                       Canadian Natural Resources, Ltd. 5.85% due 02/01/35.........    2,110,000      2,090,793
                       EOG Company of Canada 7.00% due 12/01/11*...................    1,100,000      1,194,831
                       Husky Oil, Ltd. 7.13% due 11/15/06..........................    1,600,000      1,623,437
                       Husky Oil, Ltd. 7.55% due 11/15/16..........................    1,000,000      1,149,214
                       Husky Oil, Ltd. 8.90% due 08/15/08(5).......................      700,000        747,419
                       Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due
                         09/15/09*.................................................    1,490,000      1,435,615
                       Scottish Power PLC 4.91% due 03/15/10.......................    1,600,000      1,578,027
                                                                                                   -------------
                                                                                                     10,678,396
                                                                                                   -------------
                       FINANCE -- 1.6%
                       Banks -- 0.4%
                       Corp Andina de Fomento 7.38% due 01/18/11...................    1,185,000      1,287,780
                       Swedbank 7.50% due 11/01/06(5)*.............................      500,000        509,360
                       Financial Services -- 1.0%
                       Amvescap, PLC 4.50% due 12/15/09............................    3,010,000      2,940,138
                       Fertinitro Finance, Inc. 8.29% due 04/01/20*................    1,005,000        824,100
                       Galaxy Entertainment Finance Company Ltd. 9.88% due
                         12/15/12*.................................................      350,000        358,750
                       MDP Acquisitions, PLC 9.63% due 10/01/12....................      350,000        361,375
                       Nell AF SARL 8.38% due 08/15/15*............................      600,000        599,250
                       Insurance -- 0.2%
                       Oil Insurance, Ltd. 5.15% due 08/01/08(5)*..................    1,000,000        981,710
                                                                                                   -------------
                                                                                                      7,862,463
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT BONDS -- 2.6%
                       Government Bonds -- 2.6%
                       Quebec Province Canada 7.00% due 01/30/07...................  $ 5,000,000   $  5,099,630
                       United Mexican States 6.63% due 03/03/15....................    1,900,000      2,052,000
                       United Mexican States 7.50% due 04/08/33....................    1,400,000      1,637,300
                       United Mexican States 9.88% due 02/01/10....................    3,250,000      3,800,875
                                                                                                   -------------
                                                                                                     12,589,805
                                                                                                   -------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.1%
                       WH Holdings, Ltd. 9.50% due 04/01/11........................      285,000        307,087
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Business Services -- 0.0%
                       Danka Business Systems, PLC 11.00% due 06/15/10.............      200,000        170,750
                       Machinery -- 0.2%
                       Tyco International Group SA 5.80% due 08/01/06..............    1,000,000      1,003,372
                       Diversified Services -- 0.3%
                       Hutchison Whampoa, Ltd. 6.50% due 02/13/13*.................      500,000        527,054
                       Stena AB 9.63% due 12/01/12.................................      550,000        599,500
                                                                                                   -------------
                                                                                                      2,300,676
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.2%
                       Broadcasting & Media -- 1.7%
                       British Sky Broadcasting Group, PLC 7.30% due 10/15/06......    1,245,000      1,262,075
                       British Sky Broadcasting Group, PLC 8.20% due 07/15/09......    1,500,000      1,633,286
                       Grupo Televisa Sa 6.63% due 03/18/25........................    3,115,000      3,126,441
                       Iesy Repository GmbH 10.38% due 02/15/15*...................      600,000        624,750
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................      775,000        813,750
                       Quebecor Media Inc. 7.75% due 03/15/16*.....................      300,000        306,000
                       Videotron Ltee 6.38% due 12/15/15*..........................       75,000         74,250
                       Yell Finance BV 10.75% due 08/01/11.........................      406,000        436,958
                       Leisure & Tourism -- 0.5%
                       Carnival Corp. 3.75% due 11/15/07...........................    1,800,000      1,759,530
                       Intrawest Corp. 7.50% due 10/15/13..........................      375,000        384,375
                       Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10............      350,000        380,666
                                                                                                   -------------
                                                                                                     10,802,081
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 2.5%
                       Computers & Business Equipment -- 0.1%
                       Seagate Technology Holdings 8.00% due 05/15/09..............      375,000        392,344
                       Smart Modular Technologies 9.89% due 04/01/12(6)............      225,000        234,000
                       Electronics -- 0.1%
                       FIMEP SA 10.50% due 02/15/13................................      225,000        258,750
                       MagnaChip Semiconductor SA 8.00% due 12/15/14...............      325,000        314,437
                       Telecommunications -- 2.3%
                       Inmarsat Finance, PLC 10.38% due 11/15/12(4)................      150,000        125,062
                       Inmarsat Finance, PLC 7.63% due 06/30/12....................       32,000         32,920
                       Intelsat Bermuda, Ltd. 8.63% due 01/15/15*..................      250,000        250,625
                       Intelsat Bermuda, Ltd. 9.61% due 07/17/06(6)*...............      300,000        305,250
                       KT, Corp. 5.88% due 06/24/14*...............................    1,800,000      1,854,126
                       New Skies Satellites NV 9.13% due 11/01/12..................      325,000        347,750
                       Rogers Wireless, Inc 7.62% due 12/15/10(6)..................      150,000        154,688
                       Rogers Wireless, Inc. 6.38% due 03/01/14....................      550,000        552,750
                       Rogers Wireless, Inc. 7.50% due 03/15/15....................       75,000         81,375
                       Rogers Wireless, Inc. 8.00% due 12/15/12....................      325,000        344,500
                       Telecom de Puerto Rico 6.65% due 05/15/06...................    2,000,000      2,007,588

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Telecom Italia Cap 4.88% due 10/01/10.......................  $ 1,960,000   $  1,912,915
                       Telefonos de Mexico S.A. 4.50% due 11/19/08.................    3,150,000      3,079,531
                                                                                                   -------------
                                                                                                     12,248,611
                                                                                                   -------------
                       MATERIALS -- 1.9%
                       Chemicals -- 0.1%
                       Reliance Industries, Ltd. 8.25% due 01/15/27*...............      500,000        509,852
                       Forest Products -- 0.1%
                       Abitibi Consolidated, Inc. 8.38% due 04/01/15...............      325,000        305,500
                       Tembec Industries, Inc. 8.50% due 02/01/11..................      375,000        168,750
                       Metals & Minerals -- 1.7%
                       Alcan, Inc. 5.75% due 06/01/35..............................    1,155,000      1,112,184
                       BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10...........    1,660,000      1,652,744
                       Corporacion Nacional Cobre Cl 5.63% due 09/21/35*...........    1,600,000      1,556,939
                       Inco, Ltd. 5.70% due 10/15/15...............................    1,050,000      1,033,032
                       Noranda, Inc. 6.00% due 10/15/15............................      750,000        754,906
                       Novelis, Inc. 7.25% due 02/15/15*...........................      275,000        259,875
                       Placer Dome, Inc., Series B 8.50% due 12/31/45..............    1,870,000      1,915,320
                                                                                                   -------------
                                                                                                      9,269,102
                                                                                                   -------------
                       REAL ESTATE -- 0.1%
                       Real Estate Companies -- 0.1%
                       Apache Finance Property, Ltd. 7.00% due 03/15/09............      550,000        588,474
                                                                                                   -------------
                       UTILITIES -- 1.4%
                       Electric Utilities -- 0.9%
                       Hydro Quebec 6.30% due 05/11/11.............................    4,200,000      4,459,102
                       Gas & Pipeline Utilities -- 0.3%
                       Statoil ASA 5.13% due 04/30/14*.............................    1,310,000      1,307,803
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 5.25% due
                         07/22/13..................................................      900,000        886,946
                                                                                                   -------------
                                                                                                      6,653,851
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $72,796,993)..............                  73,300,546
                                                                                                   -------------
                       COMMON STOCK -- 0.0%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       Arcadia Financial, Ltd.+(8).................................        1,300              0
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       NTL Inc. ...................................................        1,241         78,493
                       Viatel Holding (Bermuda), Ltd. .............................        1,590             52
                                                                                                   -------------
                                                                                                         78,545
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Products, Inc.(2)(8) ...........           72         22,963
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*(2)(8) .....................        1,500              0
                                                                                                   -------------
                                                                                                         22,963
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $752,902)..........................                     101,508
                                                                                                   -------------

---------------------

                                                                                                       VALUE
                       PREFERRED STOCK -- 1.1%                                         SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Retail -- 0.1%
                       General Nutrition Centers, Inc. 12.00%(3)...................          300   $    255,000
                                                                                                   -------------
                       FINANCE -- 0.8%
                       Financial Services -- 0.8%
                       Citigroup, Inc., Series F 6.37%.............................       42,000      2,173,500
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,485,000
                                                                                                   -------------
                                                                                                      3,658,500
                                                                                                   -------------
                       REAL ESTATE -- 0.2%
                       Real Estate Investment Trusts -- 0.2%
                       ProLogis Trust, Series C 8.54%..............................       20,000      1,112,400
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $4,582,112).....................                   5,025,900
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions, PLC Expires 10/01/13 (strike price
                         $.001)*(8)................................................          100          2,025
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $.01)*(2)(8)..............................................           75              1
                       Pliant Corp. Expires 06/01/10 (strike price $.01)*(2)(8)....          100              1
                                                                                                   -------------
                                                                                                              2
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Xm Satelliteradio, Inc. Class A Expires 03/15/10 (strike
                         price $45.24).............................................          125          4,500
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc. Expires 03/09/09 (strike price
                         $27.19)(2)(8).............................................          576              0
                                                                                                   -------------
                                                                                                          4,500
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industries Products Series B Expires
                         03/31/11
                         (strike price $3.76)(2)(8)................................           31              0
                       General Chemical Industries Series A, Expires 04/30/11
                         (strike price $195.43)(2)(8)..............................           42          5,187
                       Metals & Minerals -- 0.0%
                       ACP Holding Co. Expires 09/30/13 (strike price $.01)*(8)....       40,587         68,998
                                                                                                   -------------
                                                                                                         74,185
                                                                                                   -------------
                       TOTAL WARRANTS (cost $31,513)...............................                      80,712
                                                                                                   -------------
                       MEMBERSHIP INTEREST CERTIFICATES -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Housing -- 0.0%
                       National Bedding, LLC(2)(8)(9) (cost $58,497)...............          264            660
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $465,662,937)...                 464,609,218
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 9.4%                        AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 9.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 3.40%
                         due 02/01/06
                         (cost $45,739,000)........................................  $45,739,000   $ 45,739,000
                                                                                                   -------------

                       TOTAL INVESTMENTS -- (cost $511,401,937)@       105.3%                       510,348,218
                       Liabilities in excess of other assets --         (5.3)                       (25,782,339)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $484,565,879
                                                                       ======                      =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $54,605,700 representing 11.3% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
                @   See Note 3 for cost of investments on a tax basis.
               (1) Bond in default.
               (2) Fair valued security; see Note 2.
               (3) PIK ("Payment-in-Kind") security. Payments made with
                   additional securities in lieu of cash.
               (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (5) Variable rate security -- the rate reflected is as of January
                   31, 2006; maturity date reflects next reset date.
               (6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2006.
               (7) Company has filed Chapter 11 bankruptcy.
               (8) Illiquid security.
               (9) To the extent permitted by the Statement of Additional
                   Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2006, the Corporate Bond Portfolio held the following restricted securities:

                       -----------------------------------------------------------------------------------------------------
                                                        ACQUISITION   CERTIFICATE/PRINCIPAL   ACQUISITION   MARKET    MARKET
                                    NAME                   DATE           AMOUNT/SHARES          COST        PRICE    VALUE
                       -----------------------------------------------------------------------------------------------------
                       National Bedding, LLC
                         Membership Interest
                         Certificates.................  02/25/03                 264            $58,497     $  2.50   $ 660
                       Russell Stanley Holdings, Inc.
                         9.00% due 11/30/08, Corporate
                         Bond.........................  02/05/99             $13,694             78,233       46.80   6,409
                       Russell Stanley Holdings, Inc.,
                         Common Stock.................  02/05/99               1,500                  0        0.00       0
                                                                                                                      ------
                                                                                                                      $7,069
                                                                                                                      ======

                       -------------------------------  ----------
                                                           % OF
                                    NAME                NET ASSETS
                       ------------------------------------
                       National Bedding, LLC
                         Membership Interest
                         Certificates.................    0.0%
                       Russell Stanley Holdings, Inc.
                         9.00% due 11/30/08, Corporate
                         Bond.........................     0.0
                       Russell Stanley Holdings, Inc.,
                         Common Stock.................     0.0
                                                           ---
                                                          0.0%
                                                           ===

              (10) Bond in default of principal and interest.

              See Notes to Financial Statements

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.......................  65.1%
      U.S. Government Treasury.......................  15.3
      Financial Services.............................   5.6
      U.S. Treasury Bills............................   3.4
      Euro Time Deposit..............................   2.9
      Banks..........................................   2.8
      Broadcasting & Media...........................   0.8
      Multi-Industry.................................   0.6
      Food, Beverage & Tobacco.......................   0.4
      Insurance......................................   0.4
      Telecommunications.............................   0.4
      Asset Backed Securities........................   0.3
      Leisure & Tourism..............................   0.2
      Real Estate Investment Trust...................   0.2
      Transportation.................................   0.2
      Real Estate Companies..........................   0.1
                                                       ----
                                                       98.7%
                                                       ====

      COUNTRY ALLOCATION*
      United States..................................  29.6%
      Japan..........................................  20.7
      Germany........................................   8.3
      France.........................................   7.9
      United Kingdom.................................   6.0
      Netherlands....................................   5.4
      Italy..........................................   5.3
      Spain..........................................   5.0
      Austria........................................   4.5
      Belgium........................................   2.1
      Canada.........................................   1.6
      Sweden.........................................   0.7
      Denmark........................................   0.6
      Luxembourg.....................................   0.6
      Australia......................................   0.2
      Mexico.........................................   0.2
                                                       ----
                                                       98.7%
                                                       ====

      CREDIT QUALITY+#
      Government -- Agency.........................       0.2%
      Government -- Treasury.......................      16.5
      AAA..........................................      44.9
      AA...........................................      30.7
      A............................................       2.7
      BBB..........................................       3.8
      BB...........................................       0.2
      Not Rated@...................................       1.0
                                                      -------
                                                        100.0%
                                                      =======

    -------------------
    *  Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
    +  Source Standard and Poor's.
    # Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International                      INVESTMENT
                                                   PORTFOLIO -- JANUARY 31, 2006

                                                                                            PRINCIPAL          VALUE
                       BONDS & NOTES -- 92.1%                                                AMOUNT**        (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       AUSTRALIA -- 0.2%
                       Commonwealth of Australia 6.00% due 02/15/17(4).............  AUD  $      450,000   $    358,480
                                                                                                           -------------
                       AUSTRIA -- 4.5%
                       OeBB Infrastruktur Bau AG 4.75% due 10/28/13(4).............              290,000        285,604
                       Republic of Austria 5.50% due 01/15/10(4)...................  EUR       4,500,000      5,934,400
                       SCHIG 4.63% due 11/21/13(4).................................              260,000        255,310
                                                                                                           -------------
                                                                                                              6,475,314
                                                                                                           -------------
                       BELGIUM -- 2.1%
                       Kingdom of Belgium 3.75% due 03/28/09(4)....................  EUR       1,700,000      2,105,834
                       Kingdom of Belgium 5.50% due 03/28/28(4)....................  EUR         600,000        919,550
                                                                                                           -------------
                                                                                                              3,025,384
                                                                                                           -------------
                       CANADA -- 1.6%
                       Canadian Government 5.75% due 06/01/29(4)...................  CAD       1,000,000      1,062,912
                       Canadian Government 6.00% due 06/01/08(4)...................  CAD       1,300,000      1,193,517
                                                                                                           -------------
                                                                                                              2,256,429
                                                                                                           -------------
                       DENMARK -- 0.6%
                       Kingdom of Denmark 6.00% due 11/15/11(4)....................  DKK       5,000,000        929,694
                                                                                                           -------------
                       FRANCE -- 7.9%
                       Government of France 4.00% due 10/25/09(4)..................  EUR       1,100,000      1,377,320
                       Government of France 5.25% due 04/25/08(4)..................  EUR         950,000      1,208,823
                       Government of France 5.50% due 10/25/07(4)..................  EUR       3,950,000      5,002,907
                       Government of France 5.50% due 04/25/10(4)..................  EUR       1,450,000      1,921,301
                       Government of France 5.75% due 10/25/32(4)..................  EUR       1,250,000      2,025,826
                                                                                                           -------------
                                                                                                             11,536,177
                                                                                                           -------------
                       GERMANY -- 8.3%
                       Federal Republic of Germany 3.25% due 07/04/15(4)...........  EUR       1,300,000      1,553,516
                       Federal Republic of Germany 3.50% due 10/10/08(4)...........  EUR       1,750,000      2,150,607
                       Federal Republic of Germany 4.00% due 01/04/37(4)...........  EUR         600,000        764,815
                       Federal Republic of Germany 5.50% due 01/04/31(4)...........  EUR       2,550,000      3,972,944
                       Federal Republic of Germany 6.25% due 01/04/24(4)...........  EUR         300,000        485,952
                       Federal Republic of Germany 6.50% due 07/04/27(4)...........  EUR       1,850,000      3,154,743
                                                                                                           -------------
                                                                                                             12,082,577
                                                                                                           -------------
                       ITALY -- 5.3%
                       Republic of Italy 3.00% due 01/15/10(4).....................  EUR       2,000,000      2,410,217
                       Republic of Italy 4.38% due 10/25/06(4).....................              600,000        597,888
                       Republic of Italy 5.25% due 08/01/17(4).....................  EUR         750,000      1,040,816
                       Republic of Italy 5.50% due 11/01/10(4).....................  EUR         800,000      1,065,987
                       Republic of Italy 6.75% due 07/01/07(4).....................  EUR       2,000,000      2,556,043
                                                                                                           -------------
                                                                                                              7,670,951
                                                                                                           -------------
                       JAPAN -- 20.7%
                       Government of Japan 0.80% due 06/20/09(4)...................  JPY   1,520,000,000     13,036,911
                       Government of Japan 1.30% due 06/20/11(4)...................  JPY     875,000,000      7,572,985
                       Government of Japan 1.90% due 03/20/24(4)...................  JPY     415,000,000      3,502,164
                       Government of Japan 2.50% due 09/20/34(4)...................  JPY      35,000,000        307,063
                       Japan Development Bank 1.40% due 06/20/12(4)................  JPY     125,000,000      1,082,076

---------------------
    28

                                                                                            PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT**        (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Japan Finance Corp. for Municipal Enterprises 1.35%
                         due 11/26/13(4)...........................................  JPY  $  470,000,000   $  4,010,728
                       Resona Bank Ltd 3.75% due 04/15/10(1)(4)....................  EUR         420,000        510,400
                                                                                                           -------------
                                                                                                             30,022,327
                                                                                                           -------------
                       LUXEMBOURG -- 0.6%
                       Tyco International Group SA 5.50% due 11/19/08(4)...........  EUR         370,000        471,524
                       Tyco International Group SA 6.13% due 04/04/07(4)...........  EUR         350,000        438,912
                                                                                                           -------------
                                                                                                                910,436
                                                                                                           -------------
                       MEXICO -- 0.2%
                       United Mexican States 7.50% due 04/08/33(4).................              270,000        315,765
                                                                                                           -------------
                       NETHERLANDS -- 5.4%
                       Deutsche Telekom International Finance BV 8.75%
                         due 06/15/30(4)...........................................               90,000        112,281
                       Imperial Tobacco Overseas BV 7.13% due 04/01/09(4)..........              570,000        599,690
                       Kingdom of Netherlands 3.75% due 07/15/14(4)................  EUR       5,700,000      7,091,463
                                                                                                           -------------
                                                                                                              7,803,434
                                                                                                           -------------
                       SPAIN -- 5.5%
                       Instituto de Credito Oficial 4.63% due 10/26/10(4)..........              700,000        695,218
                       Kingdom of Spain 4.20% due 07/30/13(4)......................  EUR         800,000      1,023,592
                       Kingdom of Spain 4.40% due 01/31/15.........................  EUR       4,800,000      6,254,884
                                                                                                           -------------
                                                                                                              7,973,694
                                                                                                           -------------
                       SWEDEN -- 0.7%
                       Kingdom of Sweden 5.00% due 01/28/09(4).....................  SEK       4,700,000        653,312
                       Kingdom of Sweden 6.75% due 05/05/14(4).....................  SEK       2,300,000        374,525
                                                                                                           -------------
                                                                                                              1,027,837
                                                                                                           -------------
                       UNITED KINGDOM -- 6.0%
                       Fortis Capital Co. 6.25% due 06/29/09(1)(4)(6)..............              320,000        408,290
                       National Westminster Bank, PLC 7.75% due 04/29/49(1)(4).....              330,000        343,400
                       NGG Finance, PLC 5.25% due 08/23/06(4)......................  EUR         620,000        762,780
                       Royal Bank of Scotland Group, PLC 5.25% due 07/22/08(4).....  EUR         900,000        584,637
                       SL Finance, PLC 6.38% due 07/12/12(1)(4)....................  EUR          80,000        109,937
                       United Kingdom Treasury 4.25% due 06/07/32(4)...............  EUR       1,250,000      2,360,731
                       United Kingdom Treasury 4.75% due 06/07/10(4)...............  EUR         350,000        634,368
                       United Kingdom Treasury 5.00% due 09/07/14(4)...............  EUR         250,000        470,990
                       United Kingdom Treasury 7.25% due 12/07/07(4)...............  EUR         570,000      1,066,454
                       United Kingdom Treasury 8.50% due 07/16/07(4)...............  EUR         500,000        940,705
                       United Kingdom Treasury 8.75% due 08/25/17(4)...............  EUR         400,000      1,010,127
                                                                                                           -------------
                                                                                                              8,692,419
                                                                                                           -------------
                       UNITED STATES -- 22.5%
                       American Home Mtg. Investment Trust 4.90% due
                         02/25/06(2)(4)............................................              244,188        244,452
                       Arch Capital Group, Ltd. 7.35% due 05/01/34(4)..............              190,000        212,446
                       AT&T Broadband Corp. 9.46% due 11/15/22(4)..................              110,000        142,013
                       Banca Popolare di Bergamo Capital Trust 8.36%
                         due 02/15/11(1)(4)........................................  EUR         450,000        648,963
                       Citicorp 5.50% due 06/30/10(4)..............................  EUR         570,000        378,350
                       CNA Financial Corp. 6.60% due 12/15/08(4)...................              330,000        340,072
                       Comcast Cable Communications, Inc. 8.38% due 05/01/07(4)....              500,000        519,697
                       Cox Communications, Inc. 4.63% due 01/15/10*(4).............              560,000        540,807
                       Credit Suisse First Boston 7.90% due 05/01/07*(1)(4)(7).....              550,000        567,553
                       Countrywide Alternative Loan Trust 4.77%
                         due 02/22/06(2)(4)(5).....................................              661,017        662,515
                       Countrywide Home Equity Loan Trust 4.80% due
                         02/24/06(2)(4)............................................            2,196,443      2,196,509
                       EOP Operating LP 8.38% due 03/15/06(4)......................              170,000        170,682
                       First Horizon Asset Back Trust 4.67% due 12/24/06(2)(4).....              593,255        594,824
                       Ford Motor Credit Co. 6.88% due 02/01/06(4).................              200,000        200,000
                       Fremont Home Loan Trust 4.81% due 02/25/06(2)(4)............              505,987        506,757

                                                           ---------------------

                                                                                            PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT**        (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Harrahs Operating, Inc. 5.50% due 07/01/10(4)(7)............       $      200,000   $    199,912
                       PHH Corp. 6.00% due 03/01/08(4).............................              513,000        519,078
                       Sequoia Mortgage Trust 4.90% due 02/22/06(2)(4).............              758,270        757,843
                       Sprint Capital Corp. 4.78% due 08/17/06(3)(4)...............              530,000        529,300
                       United States Treasury Bonds 7.50% due 11/15/24(4)..........            1,300,000      1,741,542
                       United States Treasury Bonds 8.00% due 11/15/21(4)..........            5,650,000      7,684,441
                       United States Treasury Notes 1.88% due 07/15/15(4)..........            2,235,530      2,213,611
                       United States Treasury Notes 3.75% due 05/15/08(4)..........            7,100,000      6,986,010
                       United States Treasury Notes 4.00% due 02/15/15(4)..........            3,050,000      2,928,000
                       United States Treasury Notes 4.13% due 05/15/15(4)..........              650,000        629,561
                       Verizon Global Funding Corp. 6.13% due 06/15/07(4)..........              520,000        527,405
                                                                                                           -------------
                                                                                                             32,642,343
                                                                                                           -------------
                       TOTAL BONDS & NOTES (cost $133,178,344).....................                         133,723,261
                                                                                                           -------------
                       PREFERRED STOCK -- 0.3%                                                SHARES
                       -------------------------------------------------------------------------------------------------
                       UNITED STATES -- 0.3%
                       BCI US Funding Trust II 4.12% (2)(4) (cost $447,483)........              340,000        423,438
                                                                                                           -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $133,625,827)...                         134,146,699
                                                                                                           -------------
                                                                                            PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 6.3%                              AMOUNT**
                       -------------------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 3.4%
                       United States Treasury Bills 3.56 due 03/02/06(4)...........       $    5,000,000      4,984,654
                                                                                                           -------------
                       TIME DEPOSIT -- 2.9%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.25%
                         due 02/01/06(4)...........................................            4,178,000      4,178,000
                                                                                                           -------------
                       TOTAL SHORT TERM INVESTMENT SECURITIES (cost $9,162,654)....                           9,162,654
                                                                                                           -------------

                       TOTAL INVESTMENTS --
                         (cost $142,788,481)@                            98.7%                    143,309,353
                       Other assets less liabilities --                   1.3                       1,823,578
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $145,132,931
                                                                        ======                   =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $1,108,360 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
               ** In United States dollars unless otherwise indicated.
               @ See Note 3 for cost of investments on a tax basis.
              (1) Variable rate security -- the rate reflected is as of January
                  31, 2006.
              (2) Floating rate security where the rate fluctuates. The rate steps or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2006.
              (3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (4) The security or a portion thereof represents collateral for open futures contracts and swap contracts.
              (5) Fair Valued Security; see Note 2.
              (6) Perpetual maturity date. The maturity date shown represents the call date.
              (7) Illiquid security.

---------------------
    30

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER                                                                                          UNREALIZED
                          OF                                             EXPIRATION   VALUE AT       VALUE AS OF       APPRECIATION
                       CONTRACTS               DESCRIPTION                  DATE     TRADE DATE    JANUARY 31, 2006   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------------------
                       15 Short    Euro Schatz Future                    March 2006  $ 1,921,685     $ 1,915,437        $  6,248
                       23 Short    Japan 10 Year Bond                    March 2006   26,942,091      26,875,402          66,689
                        4 Long     LIF Long Gilt                         March 2006      807,469         811,040           3,571
                       23 Short    Canada 10 Year Bond                   March 2006    2,309,437       2,271,635          37,802
                       85 Short    Euro Bobl Future                      March 2006   11,640,160      11,582,843          57,317
                       48 Long     U.S. Treasury 2 Year Note             March 2006    9,849,750       9,832,500         (17,250)
                       14 Short    U.S. Treasury 5 Year Note             March 2006    1,486,645       1,480,281           6,364
                       85 Short    U.S. Treasury 10 Year Note            March 2006    9,271,641       9,217,188          54,453
                       68 Short    U.S. Treasury 20 Year Bond            March 2006    7,680,687       7,673,375           7,312
                       28 Short    Euro Bond Future                      March 2006    4,139,907       4,094,668          45,239
                                                                                                                        ---------
                                                                                                                        $267,745
                                                                                                                        =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        APPRECIATION
                       --------------------------------------------------------------------------------
                       *CHF         10,432,686   USD          8,224,000     03/15/06     $    27,701
                       EUR          49,595,403   USD         60,925,237     02/27/06         561,087
                       JPY       3,516,010,612   USD         30,462,750     02/28/06         384,075
                       *USD          5,021,301   AUD          6,686,277     03/15/06          42,876
                       *USD          1,297,222   AUD          1,723,654     04/18/06           7,226
                       *USD          4,082,144   CAD          4,714,876     03/15/06          62,280
                       *USD            734,537   CAD            855,001     04/06/06          17,467
                       *USD         20,737,305   EUR         17,075,487     03/15/06          65,232
                       *USD          1,507,989   GBP            870,621     02/15/06          40,882
                       *USD          6,662,063   GBP          3,778,384     03/15/06          60,390
                       *USD         15,123,947   NOK        100,586,636     03/15/06          36,785
                       *USD          8,229,000   SEK         62,980,299     03/15/06          90,836
                                                                                         ------------
                                                                                         $ 1,396,837
                                                                                         ------------

                              CONTRACT                     IN              DELIVERY    GROSS UNREALIZED
                             TO DELIVER               EXCHANGE FOR           DATE        DEPRECIATION
                       --------------------------------------------------------------------------------
                       *AUD          7,307,097   USD          5,480,000     03/15/06     $   (54,386)
                       *AUD          2,157,199   USD          1,615,742     04/18/06         (16,809)
                       *CAD          7,923,012   USD          6,853,000     03/15/06        (111,408)
                       *CAD          3,348,056   USD          2,906,298     04/06/06         (38,435)
                       DKK           5,553,000   USD            898,689     03/23/06          (8,117)
                       *EUR         13,304,315   USD         16,077,435     03/15/06        (130,800)
                       *GBP          4,660,451   USD          8,071,113     02/15/06        (220,024)
                       *GBP          9,270,564   USD         16,388,000     03/15/06        (106,070)
                       *NOK         83,846,863   USD         12,572,305     03/15/06         (65,356)
                       *SEK         76,138,195   USD          9,612,484     03/15/06        (445,539)
                       SEK           6,711,148   USD            860,371     03/20/06         (26,505)
                       *USD          5,275,105   CHF          6,690,618     03/15/06         (18,711)
                       USD           4,336,536   JPY        476,430,535     03/15/06        (252,772)
                                                                                         ------------
                                                                                          (1,494,932)
                                                                                         ------------
                                Net Unrealized Appreciation (Depreciation)..........     $   (98,095)
                                                                                         ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- United States Dollar

                                                           ---------------------

                                                                                                              GROSS
                                                                                NOTIONAL     TERMINATION    UNREALIZED
                       INTEREST RATE SWAPS                                       AMOUNT         DATE       APPRECIATION
                       -------------------                                    ------------   -----------   ------------
                       Agreement with Merrill Lynch Capital Markets
                         Bank, Ltd dated July 15, 2005 to receive semi-
                         annually 3.64% and pay quarterly the 3 Month
                         Canadian Bankers Acceptances rate(5)(7).......  CAN  $  4,300,000    07/15/10      $  85,944
                       Agreement with Merrill Lynch Capital Markets
                         Bank, Ltd dated July 15, 2005 to receive semi-
                         annually 3.64% and pay quarterly the 3 Month
                         Canadian Bankers Acceptances rate(5)(7).......  CAN     4,440,000    07/15/10         87,258
                       Agreement with Morgan Stanley Capital Services,
                         Inc. dated January 23, 2006 to receive semi-
                         annually the GBP 6 Month Libor rate and pay
                         semi-annually a fixed rate of 4.53%(5)(7).....  GBP     1,000,000    01/24/11              0
                       Agreement with Citibank NA dated January 27,
                         2006 to receive semi-annually the GBP 6 Month
                         Libor rate and pay semi-annually a fixed rate
                         of 4.67%(5)(7)................................  GBP     1,000,000    01/27/11              0
                       Agreement with Morgan Stanley Capital Services,
                         Inc. dated January 23, 2006 to receive semi-
                         annually 1.59% and pay semi-annually the JPY 6
                         Month Libor rate(5)(7)........................  JPY   220,000,000    01/25/16              0
                       Agreement with Citibank NA dated January 27,
                         2006 to receive semi-annually 1.66% and pay
                         semi-annually the JPY 6 Month Libor
                         rate(5)(7)....................................  JPY   220,000,000    02/01/16              0
                       Agreement with Credit Suisse First Boston
                         International London dated December 6, 2005 to
                         receive semi-annually 4.34% and pay semi-
                         annually the GBP 3 Month Libor(5)(7)..........  GBP       900,000    12/06/35         50,847
                       Agreement with Credit Suisse First Boston
                         International London dated December 16, 2005
                         to receive semi-annually the 3 Month Euribor
                         rate and pay annually a fixed rate of
                         3.90%(5)(7)...................................  EUR     1,400,000    12/10/35         14,940
                                                                                                            ---------
                                                                                                            $ 238,989
                                                                                                            ---------

                                                                                                              GROSS
                                                                                                            UNREALIZED
                                                                                                           DEPRECIATION
                                                                                                           ------------
                       Agreement with Merrill Lynch Capital Markets
                         Bank, Ltd dated July 15, 2005 to receive
                         quarterly the 3 Month Libor rate and pay
                         semi-annually a fixed rate of 4.40%(5)(7).....          2,800,000    07/19/10      $ (60,733)
                       Agreement with Merrill Lynch Capital Markets
                         Bank, Ltd dated July 15, 2005 to receive
                         quarterly the 3 Month Libor rate and pay
                         semi-annually a fixed rate of 4.40%(5)(7).....          2,800,000    07/19/10        (60,288)
                                                                                                            ---------
                                                                                                            $(121,021)
                                                                                                            ---------
                       Net Unrealized Appreciation (Depreciation)......                                     $ 117,968
                                                                                                            =========

              See Notes to Financial Statements

---------------------
    32

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Telecommunications.............................  12.9%
      Leisure & Tourism..............................  11.3
      Financial Services.............................   9.7
      Broadcasting & Media...........................   8.3
      Energy Services................................   8.0
      Electric Utilities.............................   5.1
      Gas & Pipeline Utilities.......................   4.7
      Business Services..............................   4.6
      Energy Sources.................................   4.0
      Health Services................................   3.6
      Automotive.....................................   2.8
      Forest Products................................   2.6
      Chemicals......................................   2.5
      Retail.........................................   2.4
      Metals & Minerals..............................   2.2
      Food, Beverage & Tobacco.......................   1.9
      Drugs..........................................   1.6
      Electronics....................................   1.4
      Medical Products...............................   1.2
      Real Estate Investment Trusts..................   1.1
      Insurance......................................   0.8
      Multi-Industry.................................   0.8
      Transportation.................................   0.7
      Aerospace & Military Technology................   0.5
      Computer Services..............................   0.5
      Household Products.............................   0.5
      Communication Equipment........................   0.5
      Internet Software..............................   0.3
      Machinery......................................   0.3
      Real Estate Companies..........................   0.3
      Repurchase Agreement...........................   0.3
      Computers & Business Equipment.................   0.3
      Computer Software..............................   0.2
      Entertainment Products.........................   0.2
                                                       ----
                                                       98.1%
                                                       ====

      CREDIT QUALITY+#
      BBB.........................................       0.5%
      BB..........................................      27.0
      B...........................................      36.0
      CCC.........................................      20.3
      CC..........................................       0.1
      C...........................................       0.7
      Below C.....................................       2.5
      Not rated@..................................      12.9
                                                     -------
                                                       100.0%
                                                     =======

    -------------------
    *  Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
    +  Source Standard and Poor's
    # Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 78.3%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.8%
                       Automotive -- 2.0%
                       Cooper-Standard Automotive, Inc. 8.38% due 12/15/14.........  $   875,000   $    693,437
                       Dana Corp. 5.85% due 01/15/15...............................    1,950,000      1,345,500
                       Dura Operating Corp., Series B 8.63% due 04/15/12...........      978,000        801,960
                       Ford Motor Co. 7.45% due 07/16/31...........................    4,800,000      3,540,000
                       Navistar International Corp. 6.25% due 03/01/12.............      144,000        134,640
                       Stanadyne Corp. 10.00% due 08/15/14.........................      375,000        360,000
                       Retail -- 1.8%
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      600,000        552,000
                       Ferrellgas LP 6.75% due 05/01/14............................    1,350,000      1,299,375
                       Neiman-Marcus Group, Inc. 10.38% due 10/15/15*..............      775,000        799,219
                       Prestige Brands, Inc. 9.25% due 04/15/12....................      500,000        501,875
                       Rent-Way, Inc. 11.88% due 06/15/10..........................    1,400,000      1,477,000
                       Rite Aid Corp. 8.13% due 05/01/10...........................      575,000        586,500
                       Saks, Inc. 9.88% due 10/01/11...............................      725,000        790,250
                                                                                                   -------------
                                                                                                     12,881,756
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.1%
                       Food, Beverage & Tobacco -- 1.9%
                       Le-Natures, Inc. 9.00% due 06/15/13*........................    1,150,000      1,207,500
                       North Atlantic Holding, Inc. 12.25% due 03/01/14(2).........    2,150,000        451,500
                       North Atlantic Trading, Inc. 9.25% due 03/01/12.............      825,000        503,250
                       Sbarro, Inc. 11.00% due 09/15/09............................      775,000        778,875
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................      725,000        762,156
                       Wornick Co. 10.88% due 07/15/11.............................    2,500,000      2,600,000
                       Household Products -- 0.2%
                       Jostens Holding Corp. 12.25% due 12/01/13(2)................      850,000        631,125
                                                                                                   -------------
                                                                                                      6,934,406
                                                                                                   -------------
                       ENERGY -- 8.3%
                       Energy Services -- 4.9%
                       Allis Chalmers Energy, Inc. 9.00% due 01/15/14*.............      675,000        678,375
                       Atlas Pipeline Partners LP 8.13% due 12/15/15*..............      675,000        695,250
                       Belden & Blake Corp. 8.75% due 07/15/12.....................      475,000        488,062
                       Bluewater Finance, Ltd. 10.25% due 02/15/12.................    1,225,000      1,319,937
                       Chesapeake Energy Corp. 6.88% due 11/15/20*.................      550,000        561,000
                       El Paso Production Holding Co. 7.75% due 06/01/13...........    3,300,000      3,489,750
                       Encore Acquisition Co. 6.00% due 07/15/15...................      625,000        587,500
                       Encore Acquisition Co. 6.25% due 04/15/14...................      375,000        365,625
                       Exco Resources, Inc. 7.25% due 01/15/11.....................      650,000        659,750
                       Grant Prideco, Inc. 6.13% due 08/15/15*.....................      275,000        277,063
                       Hanover Compressor Co. 0.01% due 03/31/07...................      125,000        113,438
                       Hilcorp Energy I LP 7.75% due 11/01/15*.....................    1,250,000      1,273,437
                       Hilcorp Energy I LP 10.50% due 09/01/10*....................      869,000        962,418
                       Oslo Seismic Services, Inc. 8.28% due 06/01/11..............      875,585        897,973
                       Pacific Energy Partners LP 6.25% due 09/15/15*..............      173,000        172,568
                       Seitel, Inc. 11.75% due 07/15/11............................    1,450,000      1,642,125
                       Southern Energy, Inc. 7.90% due 07/15/09+(3)(6).............    4,750,000              0

---------------------
    34

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Tennessee Gas Pipeline Co. 7.00% due 10/15/28...............  $ 1,400,000   $  1,426,086
                       Transmeridian Exploration, Inc. 12.00% due
                         12/15/10*(3)(6)(10).......................................      650,000        754,000
                       Energy Sources -- 3.4%
                       AES Drax Energy, Ltd., Series B 11.50% due 08/30/10+(1).....    4,590,000          4,590
                       Calpine Corp. 8.75% due 07/15/13*(1)(5).....................    8,625,000      7,676,250
                       Chaparral Energy, Inc. 8.50% due 12/01/15*..................    1,975,000      2,083,625
                       Chesapeake Energy Corp. 6.63% due 01/15/16..................    1,800,000      1,818,000
                                                                                                   -------------
                                                                                                     27,946,822
                                                                                                   -------------
                       FINANCE -- 9.7%
                       Financial Services -- 9.4%
                       AAC Group Holding Corp. 10.25% due 10/01/12(2)..............      725,000        536,500
                       AMR HoldCo, Inc. 10.00% due 02/15/15........................      600,000        639,000
                       Borden United States Finance Corp. 9.00% due 07/15/14*......    1,560,000      1,583,400
                       Chukchansi Economic Development Authority 8.00% due
                         11/15/13*.................................................      650,000        669,500
                       Chukchansi Economic Development Authority 8.06% due
                         11/15/12*(8)..............................................      650,000        664,625
                       Consolidated Communications 9.75% due 04/01/12..............    1,056,000      1,122,000
                       ESI Tractebel Acquisition Corp., Series B 7.99% due
                         12/30/11..................................................    1,027,000      1,072,031
                       Ford Motor Credit Co. 5.80% due 01/12/09....................    3,800,000      3,447,770
                       Ford Motor Credit Co. 7.00% due 10/01/13....................      500,000        452,910
                       General Motors Acceptance Corp. 6.61% due 12/01/14(8).......    2,475,000      2,345,036
                       General Motors Acceptance Corp. 6.75% due 12/01/14..........    1,308,000      1,239,649
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........   14,842,000     15,133,378
                       MedCath Holdings Corp. 9.88% due 07/15/12...................      900,000        949,500
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09(12)..........    1,725,000        396,750
                       Terra Capital, Inc. 11.50% due 06/01/10.....................      785,000        875,275
                       Terra Capital, Inc. 12.88% due 10/15/08.....................      500,000        575,000
                       Insurance -- 0.3%
                       Crum & Forster Holdings Corp. 10.38% due 06/15/13...........      950,000      1,004,625
                                                                                                   -------------
                                                                                                     32,706,949
                                                                                                   -------------
                       HEALTHCARE -- 5.4%
                       Drugs -- 0.6%
                       AmerisourceBergen Corp. 5.88% due 09/15/15*.................    1,425,000      1,442,812
                       Mylan Laboratories, Inc. 5.75% due 08/15/10.................      225,000        226,688
                       Mylan Laboratories, Inc. 6.38% due 08/15/15.................      525,000        532,875
                       Health Services -- 3.6%
                       Concentra Operating Corp. 9.13% due 06/01/12................      475,000        492,812
                       Concentra Operating Corp. 9.50% due 08/15/10................      275,000        285,313
                       Curative Health Services, Inc. 10.75% due 05/01/11(1).......      850,000        552,500
                       Genesis Healthcare Corp. 2.50% due 03/15/25*................       25,000         22,750
                       Genesis Healthcare Corp. 8.00% due 10/15/13.................      500,000        523,125
                       HCA, Inc. 6.38% due 01/15/15................................    7,462,000      7,449,606
                       Psychiatric Solutions, Inc. 7.75% due 07/15/15..............      517,000        535,095
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................      525,000        469,875
                       Tenet Healthcare Corp. 7.38% due 02/01/13...................      525,000        477,750
                       Triad Hospitals, Inc. 7.00% due 11/15/13....................      675,000        680,906
                       US Oncology, Inc. 10.75% due 08/15/14.......................      500,000        552,500
                       Medical Products -- 1.2%
                       CDRV Investors, Inc. 9.63% due 01/01/15(2)..................    1,025,000        663,687
                       Encore Medical IHC, Inc. 9.75% due 10/01/12.................      650,000        638,625
                       Inverness Medical Innovations, Inc. 8.75% due 02/15/12......    1,575,000      1,559,250
                       Universal Hospital Services, Inc. 10.13% due 11/01/11.......    1,175,000      1,216,125
                                                                                                   -------------
                                                                                                     18,322,294
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 6.6%
                       Aerospace & Military Technology -- 0.5%
                       Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08.........  $ 1,550,000   $  1,069,500
                       L-3 Communications Corp. 6.13% due 07/15/13.................      250,000        246,250
                       L-3 Communications Corp. 6.38% due 10/15/15.................      375,000        373,125
                       Business Services -- 4.6%
                       Affinity Group, Inc. 9.00% due 02/15/12.....................    1,800,000      1,768,500
                       Alderwoods Group, Inc. 7.75% due 09/15/12...................      425,000        438,813
                       Allied Waste North America, Inc. 8.50% due 12/01/08.........    1,725,000      1,813,406
                       Carriage Services, Inc. 7.88% due 01/15/15..................    1,273,000      1,293,686
                       Corrections Corp. of America 6.25% due 03/15/13.............      775,000        763,375
                       DI Finance/DynCorp. 9.50% due 02/15/13......................    1,350,000      1,390,500
                       FTI Consulting, Inc. 7.63% due 06/15/13*....................      425,000        439,875
                       H&E Equipment Services, LLC 11.13% due 06/15/12.............       75,000         83,250
                       Mobile Mini, Inc. 9.50% due 07/01/13........................      750,000        825,000
                       NationsRent Cos, Inc. 9.50% due 05/01/15....................    1,000,000      1,065,000
                       Pliant Corp. 11.13% due 09/01/09+(1)(5).....................    2,106,000      1,837,485
                       Pliant Corp. 13.00% due 06/01/10+(1)(5).....................    1,750,000        428,750
                       Service Corp. International 6.50% due 03/15/08..............      700,000        709,625
                       Service Corp. International 6.75% due 04/01/16..............      375,000        370,781
                       Service Corp. International 7.00% due 06/15/17*.............    1,550,000      1,573,250
                       Stewart Enterprises, Inc. 6.25% due 02/15/13*...............    1,025,000        994,250
                       Machinery -- 0.3%
                       Case New Holland, Inc. 6.00% due 06/01/09...................      350,000        343,875
                       Dresser-Rand Group, Inc. 7.38% due 11/01/14*................      727,000        752,445
                       Venture Holdings Trust 11.00% due 06/01/07+(1)(5)...........      750,000          3,750
                       Multi-Industry -- 0.8%
                       ACCO Brands Corp. 7.63% due 08/15/15........................      425,000        405,344
                       Doane Pet Care Co. 10.63% due 11/15/15*.....................      375,000        391,875
                       Exide Corp. 10.00% due 03/15/25+(3)(6)......................    1,975,000              0
                       Indalex Holding Corp. 11.50% due 02/01/14*(3)...............      700,000        694,750
                       Monitronics International, Inc. 11.75% due 09/01/10.........    1,200,000      1,188,000
                       Transportation -- 0.4%
                       Grupo Transportacion Ferroviaria Mexicana SA de CV 9.38% due
                         05/01/12..................................................      800,000        880,000
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      350,000        368,375
                                                                                                   -------------
                                                                                                     22,512,835
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 17.7%
                       Broadcasting & Media -- 6.7%
                       Adelphia Communications Corp. 10.25% due 06/15/11+(1)(5)....      750,000        523,125
                       Charter Communications Holdings II, LLC 10.25% due
                         09/15/10*.................................................    1,350,000      1,326,375
                       Charter Communications Holdings, LLC 9.63% due 11/15/09.....    2,250,000      1,676,250
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(2)...............................................    4,975,000      2,512,375
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....      500,000        335,000
                       Charter Communications Holdings, LLC 10.75% due 10/01/09....    3,200,000      2,400,000
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....    2,525,000      1,338,250
                       Fisher Communications, Inc. 8.63% due 09/15/14..............    1,725,000      1,811,250
                       Haights Cross Operating Co. 11.75% due 08/15/11.............      875,000        919,844
                       Muzak Finance Corp., LLC 9.88% due 03/15/09.................      560,000        341,600
                       Network Communications, Inc. 10.75% due 12/01/13*...........      325,000        329,875
                       Nexstar Broadcasting, Inc. 7.00% due 01/15/14...............    1,500,000      1,389,375
                       Nexstar Finance Holdings, LLC 11.38% due 04/01/13(2)........    2,575,000      1,979,531
                       Paxson Communications Corp. 10.78% due 01/15/13*(8).........    3,100,000      2,976,000
                       Young Broadcasting, Inc. 8.75% due 01/15/14.................    1,100,000        940,500
                       Young Broadcasting, Inc. 10.00% due 03/01/11................    2,350,000      2,132,625
                       Entertainment Products -- 0.2%
                       Cinemark, Inc. 9.75% due 03/15/14(2)........................      900,000        657,000

---------------------
    36

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 10.8%
                       American Airlines, Inc. Series 01-1A Pass-Through 6.82% due
                         05/23/11..................................................  $ 4,400,000   $  4,242,552
                       Atlas Air, Inc. 9.06% due 07/02/17..........................    1,281,640      1,186,389
                       Atlas Air, Inc. Series 00-1A Pass Through 8.71% due
                         01/02/19..................................................    2,324,509      2,369,512
                       Atlas Air, Inc. Series 99-1A Pass Through 7.20% due
                         01/02/19..................................................    1,152,612      1,134,957
                       Atlas Air, Inc. Series 99-1B Pass-Through 7.63% due
                         01/02/15+(5)..............................................    6,100,446      5,144,719
                       Atlas Air, Inc. Series 99-1C Pass Through 8.77% due
                         01/02/11+(5)..............................................      586,827        339,274
                       Continental Airlines, Inc. 8.31% due 10/02/19...............      531,575        479,530
                       Continental Airlines, Inc., Series 99-2 Pass-Through 7.73%
                         due 03/15/11..............................................      873,484        729,065
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................      821,899        738,356
                       Delta Air Lines, Inc. 8.30% due 12/15/29(1)(5)..............    2,500,000        603,125
                       Delta Air Lines, Inc. 9.50% due 11/18/49*(1)(5).............      600,000        531,000
                       Delta Air Lines, Inc. 10.00% due 08/15/08(1)(5).............    3,050,000        720,562
                       Delta Air Lines, Inc. Pass Through 7.57% due
                         11/18/10+(1)(5)...........................................    1,300,000      1,277,002
                       Denny's Holdings, Inc. 10.00% due 10/01/12..................      925,000        945,813
                       Eldorado Casino Corp. (Shreveport) 10.00% due 08/01/12(6)...    2,246,371      1,752,169
                       Eldorado Resorts, LLC 9.00% due 04/15/14(3)(6)(8)...........    3,250,000      3,250,000
                       Gaylord Entertainment Co. 6.75% due 11/15/14................    1,500,000      1,462,500
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................    2,100,000      2,023,875
                       Northwest Airlines, Inc. Series 1A-1 Pass Through 7.04% due
                         04/01/22+(1)(5)...........................................    1,274,851      1,224,510
                       Riviera Holdings Corp. 11.00% due 06/15/10#.................    1,000,000      1,075,000
                       Starwood Hotels & Resorts Worldwide, Inc. 7.88% due
                         05/01/12..................................................      950,000      1,040,250
                       True Temper Sports, Inc. 8.38% due 09/15/11.................    1,010,000        919,100
                       United Airlines, Inc. 6.20% due 09/01/08+(1)................      593,406        582,781
                       Waterford Gaming, LLC 8.63% due 09/15/12*...................    1,312,000      1,397,280
                       Worldspan LP/WS Financing Corp. 10.59% due 02/15/11(8)......    1,500,000      1,312,500
                                                                                                   -------------
                                                                                                     60,070,796
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 9.3%
                       Communication Equipment -- 0.5%
                       ICO North America, Inc. 7.50% due 08/15/09(3)(6)............    1,125,000      1,518,750
                       Computers & Business Equipment -- 0.3%
                       Xerox Corp. 7.63% due 06/15/13..............................    1,000,000      1,062,500
                       Computer Services -- 0.5%
                       Activant Solutions, Inc. 10.53% due 04/01/10*(8)............      675,000        688,500
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*..............      900,000        936,000
                       Computer Software -- 0.2%
                       SS&C Technologies, Inc. 11.75% due 12/01/13*................      750,000        783,750
                       Electronics -- 0.6%
                       Advanced Micro Devices, Inc. 7.75% due 11/01/12.............    1,600,000      1,684,000
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      375,000        401,250
                       Internet Software -- 0.3%
                       Spheris, Inc. 11.00% due 12/15/12*..........................    1,025,000        953,250
                       Telecommunications -- 6.9%
                       American Cellular Corp. 10.00% due 08/01/11.................    3,125,000      3,398,437
                       Centennial Communications Corp. 10.13% due 06/15/13.........      725,000        793,875
                       Cincinnati Bell, Inc. 7.18% due 12/15/23....................      450,000        452,250
                       Cincinnati Bell, Inc. 7.20% due 11/29/23....................    1,850,000      1,813,000
                       Cincinnati Bell, Inc. 7.25% due 06/15/23....................      275,000        261,250
                       Insight Communications, Inc. 12.50% due 02/15/11(2).........    1,600,000      1,688,000
                       LCI International, Inc. 7.25% due 06/15/07..................    8,400,000      8,463,000
                       Rural Cellular Corp. 9.75% due 01/15/10.....................    1,875,000      1,912,500
                       Rural Cellular Corp. 10.04% due 11/01/12*(8)................      900,000        924,750
                       Triton PCS, Inc. 8.50% due 06/01/13.........................      750,000        708,750
                       United States West Communications, Inc. 7.13% due
                         11/15/43..................................................      850,000        784,125

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       United States West Communications, Inc. 7.25% due
                         09/15/25..................................................  $   250,000   $    245,625
                       United States West Communications, Inc. 7.25% due
                         10/15/35..................................................    1,050,000        997,500
                       United States West Communications, Inc. 7.50% due
                         06/15/23..................................................      250,000        245,313
                       Valor Telecommunications Enterprises, LLC 7.75% due
                         02/15/15..................................................      750,000        774,375
                                                                                                   -------------
                                                                                                     31,490,750
                                                                                                   -------------
                       MATERIALS -- 5.4%
                       Chemicals -- 1.7%
                       BCI US Finance Corp. 10.10% due 07/15/10*(8)................      775,000        792,438
                       Equistar Chemicals LP 8.75% due 02/15/09....................      575,000        605,187
                       Equistar Chemicals LP 10.63% due 05/01/11...................    1,575,000      1,732,500
                       Ineos Group Holdings PLC 8.50% due 02/15/16(3)..............      175,000        175,000
                       Montell Finance Co. BV 8.10% due 03/15/27*..................      625,000        590,625
                       Rockwood Specialties Group, Inc. 7.50% due 11/15/14.........      800,000        789,000
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........      383,000        418,428
                       Westlake Chemical Corp. 6.63% due 01/15/16..................      725,000        725,906
                       Forest Products -- 1.8%
                       Associated Materials, Inc. 11.25% due 03/01/14(2)...........    1,875,000        965,625
                       Boise Cascade, LLC 7.48% due 10/15/12(8)....................    1,300,000      1,264,250
                       Bowater Canada Finance 7.95% due 11/15/11...................       50,000         48,250
                       Caraustar Industries, Inc. 7.38% due 06/01/09...............    1,300,000      1,254,500
                       Caraustar Industries, Inc. 9.88% due 04/01/11...............      300,000        315,375
                       Constar International, Inc. 7.72% due 02/15/12(8)...........      625,000        612,500
                       Dayton Superior Corp. 10.75% due 09/15/08...................      600,000        591,000
                       Owens-Brockway Glass Container 8.25% due 05/15/13...........      650,000        684,125
                       Metals & Minerals -- 1.9%
                       Allegheny Technologies, Inc. 8.38% due 12/15/11.............      675,000        735,750
                       Associated Materials, Inc. 9.75% due 04/15/12...............      775,000        751,750
                       Chaparral Steel Co. 10.00% due 07/15/13.....................      500,000        550,000
                       Crown Cork & Seal Co., Inc. 7.38% due 12/15/26..............      450,000        416,250
                       Crown Cork & Seal Co., Inc. 8.00% due 04/15/23..............      925,000        883,375
                       CSN Islands IX Corp. 10.00% due 01/15/15*...................    1,250,000      1,426,875
                       CSN Islands VIII Corp. 9.75% due 12/16/13*..................      100,000        112,250
                       Freeport McMoRan, Inc. 7.00% due 02/15/08...................      975,000        993,281
                       Metals USA, Inc. 11.13% due 12/01/15*.......................      650,000        692,250
                       Renco Metals, Inc. 11.50% due 07/01/03+(1)(3)(5)(6)(7)......      600,000              0
                                                                                                   -------------
                                                                                                     18,126,490
                                                                                                   -------------
                       REAL ESTATE -- 1.3%
                       Real Estate Companies -- 0.3%
                       Trustreet Properties, Inc. 7.50% due 04/01/15...............    1,175,000      1,180,875
                       Real Estate Investment Trusts -- 1.0%
                       National Health Investors, Inc. 7.30% due 07/16/07..........    1,275,000      1,291,639
                       Omega Healthcare Investors, Inc. 7.00% due 04/01/14.........      625,000        634,375
                       Senior Housing Property Trust 8.63% due 01/15/12............    1,300,000      1,426,750
                                                                                                   -------------
                                                                                                      4,533,639
                                                                                                   -------------
                       UTILITIES -- 8.7%
                       Electric Utilities -- 4.0%
                       AES Corp. 8.75% due 05/15/13*...............................    2,500,000      2,718,750
                       AES Corp. 8.88% due 11/01/27................................    1,232,000      1,312,080
                       Mission Energy Holding Co. 13.50% due 07/15/08..............    4,025,000      4,648,875
                       NRG Energy, Inc. 7.25% due 02/01/14.........................      675,000        684,281
                       NRG Energy, Inc. 7.38% due 02/01/16.........................    2,725,000      2,772,688
                       VeraSun Energy 9.88% due 12/15/12*..........................    1,350,000      1,383,750

---------------------
    38

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities -- 4.7%
                       Colorado Interstate Gas Co. 6.85% due 06/15/37..............  $ 1,000,000   $  1,034,725
                       Copano Energy LLC 8.13% due 03/01/16*(3)....................      375,000        378,375
                       Dynegy-Roseton Danskammer 7.67% due 11/08/16................    1,175,000      1,198,500
                       El Paso Natural Gas Co. 7.63% due 08/01/10..................      775,000        816,200
                       El Paso Natural Gas Co. 8.63% due 01/15/22..................    1,650,000      1,925,055
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................    6,100,000      5,612,000
                       Pacific Energy Partners LP 7.13% due 06/15/14...............    1,457,000      1,515,280
                       Pride International, Inc. 7.38% due 07/15/14................      425,000        456,875
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      775,000        896,093
                       Williams Cos., Inc. 7.88% due 09/01/21......................    1,725,000      1,906,125
                                                                                                   -------------
                                                                                                     29,259,652
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $265,598,013).....................                 264,786,389
                                                                                                   -------------

                       FOREIGN BONDS & NOTES -- 7.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Housing -- 0.0%
                       International Utility Structures, Inc. 10.75% due
                         02/01/08+(1)(3)(5)(6).....................................    3,329,000         66,580
                       Retail -- 0.3%
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................    1,125,000      1,071,562
                                                                                                   -------------
                                                                                                      1,138,142
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.3%
                       Household Products -- 0.3%
                       Vitro Envases Norteamerica SA 10.89% due 02/24/06(6)........    1,000,000        970,000
                                                                                                   -------------
                       ENERGY -- 1.3%
                       Energy Services -- 0.7%
                       Compton Petroleum Finance Corp. 7.63% due 12/01/13*.........      450,000        459,000
                       North American Energy Partners, Inc. 8.75% due 12/01/11.....      760,000        748,600
                       North American Energy Partners, Inc. 9.00% due 06/01/10.....    1,300,000      1,371,500
                       Energy Sources -- 0.6%
                       Adaro Finance B.V. 8.50% due 12/08/10*......................      875,000        888,125
                       AES Chivor SA 9.75% due 12/30/14*...........................      900,000        990,000
                                                                                                   -------------
                                                                                                      4,457,225
                                                                                                   -------------
                       FINANCE -- 0.8%
                       Financial Services -- 0.3%
                       Nell AF SARL 8.38% due 08/15/15.............................    1,000,000        998,750
                       Insurance -- 0.5%
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........    1,800,000      1,640,497
                                                                                                   -------------
                                                                                                      2,639,247
                                                                                                   -------------
                       HEALTHCARE -- 1.0%
                       Drugs -- 1.0%
                       Elan Capital Corp. 6.50% due 11/10/08.......................      400,000        858,400
                       Elan Finance PLC 7.75% due 11/15/11.........................    1,075,000      1,014,531
                       Elan Finance PLC 8.34% due 02/15/06(8)......................    1,600,000      1,544,000
                                                                                                   -------------
                                                                                                      3,416,931
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Transportation -- 0.3%
                       Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14................    1,175,000      1,069,250
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.2%
                       Broadcasting & Media -- 0.8%
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............  $ 3,107,000   $  2,586,577
                       Leisure & Tourism -- 0.4%
                       Corporacion Interamericana de Entretenimiento SA de CV 8.88%
                         due 06/14/15*.............................................      850,000        841,500
                       Grupo Posadas SA de CV 8.75% due 10/04/11*..................      725,000        744,938
                                                                                                   -------------
                                                                                                      4,173,015
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.3%
                       Electronics -- 0.3%
                       MagnaChip Semiconductor SA 8.00% due 12/15/14...............      550,000        532,125
                       STATS ChipPac, Ltd. 6.75% due 11/15/11......................      400,000        391,000
                                                                                                   -------------
                                                                                                        923,125
                                                                                                   -------------
                       MATERIALS -- 1.6%
                       Chemicals -- 0.8%
                       Rhodia SA 8.88% due 06/01/11................................    2,666,000      2,719,320
                       Forest Products -- 0.8%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............    1,850,000      1,813,000
                       Abitibi-Consolidated, Inc. 8.85% due 08/01/30...............      525,000        448,875
                       Tembec Industries, Inc. 8.63% due 06/30/09..................      850,000        397,375
                                                                                                   -------------
                                                                                                      5,378,570
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $26,603,373)..............                  24,165,505
                                                                                                   -------------

                       LOAN AGREEMENTS -- 1.3%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.5%
                       Energy Services -- 0.5%
                       TXOK Acquisition, Inc. Term Loan C(6).......................    1,725,000      1,746,563
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.5%
                       Electronics -- 0.5%
                       Delphi Corp. 11.14% due 03/15/06(6).........................    1,745,625      1,845,635
                                                                                                   -------------
                       MATERIALS -- 0.3%
                       Metals & Minerals -- 0.3%
                       Autocam Corp. 13.05% due 03/31/06...........................    1,000,000        955,000
                                                                                                   -------------
                       TOTAL LOAN AGREEMENTS (cost $4,510,230).....................                   4,547,198
                                                                                                   -------------

                       COMMON STOCK -- 10.2%                                           SHARES
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.8%
                       Automotive -- 0.8%
                       NES Rentals Holding, Inc. ..................................      184,305      2,893,589
                                                                                                   -------------
                       ENERGY -- 1.9%
                       Energy Services -- 1.9%
                       Trico Marine Services, Inc. ................................      189,200      6,330,632
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.+(3)(6)..........................        1,297             13
                                                                                                   -------------
                                                                                                      6,330,645
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.3%
                       Broadcasting & Media -- 0.2%
                       Charter Communications, Inc., Class A+......................      400,000        476,000

---------------------
    40

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 0.1%
                       Capital Gaming International, Inc.+(3)(5)(6)................          103   $          0
                       Shreveport Gaming Holdings, Inc.(3)(6)(11)..................       17,578        404,698
                                                                                                   -------------
                                                                                                        880,698
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 6.0%
                       Telecommunications -- 6.0%
                       iPCS, Inc. .................................................      427,262     20,273,582
                                                                                                   -------------
                       REAL ESTATE -- 0.1%
                       Real Estate Investment Trusts -- 0.1%
                       MeriStar Hospitality Corp. .................................       35,000        359,100
                                                                                                   -------------
                       UTILITIES -- 1.1%
                       Electric Utilities -- 1.1%
                       Mirant Corp. ...............................................      135,372      3,790,416
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $15,145,412).......................                  34,528,030
                                                                                                   -------------

                       PREFERRED STOCK -- 0.9%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Retail -- 0.3%
                       General Nutrition Centers, Inc. 12.00%(4)...................          900        765,000
                       Rent-Way, Inc. 8.00% (Convertible)(3)(6)(11)................           20        228,592
                                                                                                   -------------
                                                                                                        993,592
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Paxson Communications Corp. 13.25%(4).......................          233      2,003,800
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $3,184,417).....................                   2,997,392
                                                                                                   -------------

                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $0.01)*(3)(6).............................................        1,000             10
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Knology, Inc. Expires 10/22/07 (strike price
                         $0.10)*(3)(6).............................................        6,000          1,500
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/10 (strike price
                         $0.00)*(3)(6).............................................        2,400             24
                       KMC Telecom Holdings, Inc. Expires 04/15/08 (strike price
                         $0.01)(3)(6)..............................................        4,650              0
                       Leap Wireless International, Inc. Expires 04/15/10 (strike
                         price $96.80)*(3)(6)......................................        3,500              0
                       Leap Wireless, Inc. Expires 04/15/10 (strike price
                         $96.80)*(3)(6)............................................        3,700              0
                                                                                                   -------------
                                                                                                             24
                                                                                                   -------------
                       TOTAL WARRANTS (cost $208,985)..............................                       1,534
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $315,250,430)...                 331,026,048
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 0.3%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement
                         (cost $1,097,000)(9)......................................  $ 1,097,000   $  1,097,000
                                                                                                   -------------

                       TOTAL INVESTMENTS -- (cost $316,347,430)@        98.1%                       332,123,048
                       Other assets less liabilities--                   1.9                          6,331,114
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $338,454,162
                                                                       ======                      =============

              -----------------------------

                        +    Non-income producing security
                        #    Security represents an investment in an affiliated company;
                             see Note 8.
                        *    Securities exempt from registration under Rule 144A of the
                             Securities Act of 1933. These securities may be sold in
                             transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $51,445,628
                             representing 15.2% of net assets. Unless otherwise
                             indicated, these securities are not considered to be
                             illiquid.
                        @    See Note 3 for cost of investments on a tax basis.
                       (1)   Bond in default
                       (2)   "Step-up" Security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased
                             rate.
                       (3)   Fair valued security; see Note 2
                       (4)   PIK ("Payment-in-Kind") security. Payments made with
                             additional securities in lieu of cash.
                       (5)   Company has filed for Chapter 11 bankruptcy protection.
                       (6)   Illiquid security
                       (7)   Security is subject to litigation, the outcome of which is still to be determined.
                       (8)   Floating rate security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade.
                             The rate reflected is as of January 31, 2006.
                       (9)   See Note 2 for details of Joint Repurchase Agreement
                       (10)  Consists of more than one class of securities traded together as a unit.
                       (11)  To the extent permitted by the Statement of Additional
                             Information, the High-Yield Bond Portfolio may invest in
                             restricted securities. The Portfolio has no right to demand registration of those securities. These restricted
                             securities are valued pursuant to Note 2. Restricted
                             securities held by a Portfolio may not be sold except in
                             exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such
                             securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.
                             Lack of a secondary market and resale restrictions may
                             result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the
                             security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2006, the High-Yield Bond Portfolio held the following restricted securities:

                       ----------------------------------------------------------------------------------------------------------
                                                          ACQUISITION            ACQUISITION     MARKET      MARKET       % OF
                                     NAME                    DATE       SHARES      COST         PRICE       VALUE     NET ASSETS
                       ----------------------------------------------------------------------------------------------------------
                       Rent-Way, Inc. 8.00%
                         (Convertible) Preferred
                         Stock..........................   05/29/03         20    $200,000     $11,429.60   $228,592      0.1%
                       Shreveport Gaming Holdings, Inc.,
                         Common Stock...................   07/21/05      2,402      55,313          23.02     55,301      0.0
                       Shreveport Gaming Holdings, Inc.,
                         Common Stock...................   07/29/05     15,176     349,393          23.02    349,397      0.1
                                                                                                            --------      ---
                                                                                                            $633,290      0.2%
                                                                                                            ========      ===

                  Pass-Through-These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

                       (12)  Subsequent to January 31, 2006 company has filed for Chapter
                             11 bankruptcy protection.

              See Notes to Financial Statements.

---------------------
    42

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.......................  37.6%
      Financial Services.............................   9.4
      Energy Sources.................................   4.1
      Energy Services................................   3.9
      Chemicals......................................   3.7
      Business Services..............................   3.7
      Leisure & Tourism..............................   3.4
      Telecommunications.............................   3.3
      Gas & Pipeline Utilities.......................   3.1
      Broadcasting & Media...........................   3.0
      Food, Beverage & Tobacco.......................   2.7
      Repurchase Agreement...........................   2.3
      Health Services................................   1.8
      Automotive.....................................   1.7
      Forest Products................................   1.6
      Banks..........................................   1.5
      Machinery......................................   1.5
      Retail.........................................   1.5
      Electric Utilities.............................   1.3
      Multi-Industry.................................   1.1
      Drugs..........................................   1.0
      Metals & Minerals..............................   1.0
      Apparel & Textiles.............................   0.8
      Electronics....................................   0.8
      Communication Equipment........................   0.7
      Internet Content...............................   0.5
      Aerospace & Military Technology................   0.4
      Medical Products...............................   0.4
      Computer Services..............................   0.2
      Housing........................................   0.2
      Household Products.............................   0.1
                                                       ----
                                                       98.3%
                                                       ====

      COUNTRY ALLOCATION*
      United States...............................      47.2%
      Russia......................................       7.2
      Brazil......................................       6.8
      Philippines.................................       5.3
      Mexico......................................       4.7
      Venezuela...................................       3.4
      Canada......................................       2.8

      COUNTRY ALLOCATION* (CONTINUED)
      Netherlands.................................       2.5
      Luxembourg..................................       2.0
      Argentina...................................       1.8
      Germany.....................................       1.8
      Turkey......................................       1.6
      Peru........................................       1.4
      Cayman Island...............................       1.2
      Malaysia....................................       1.1
      Panama......................................       1.1
      Chile.......................................       0.9
      Colombia....................................       0.7
      Nigeria.....................................       0.6
      Bermuda.....................................       0.5
      Czech Republic..............................       0.5
      Ecuador.....................................       0.5
      Qatar.......................................       0.5
      Trinidad And Tobago.........................       0.5
      Bangladesh..................................       0.5
      France......................................       0.4
      Tunisia.....................................       0.3
      Bulgaria....................................       0.3
      Ireland.....................................       0.1
      Ivory Coast.................................       0.1
                                                     -------
                                                        98.3%
                                                     =======

      CREDIT QUALITY#+
      A...........................................       2.6%
      BBB.........................................      21.8
      BB..........................................      32.9
      B...........................................      31.2
      CCC.........................................       3.8
      Below C.....................................       0.3
      Not Rated@..................................       7.4
                                                     -------
                                                       100.0%
                                                     =======

    -------------------
    * Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
    + Source: Standard and Poors.
    # Calculated as a percentage of total debt issues, excluding short-term securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES -- 44.9%                                              AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.9%
                       Apparel & Textiles -- 0.8%
                       Brown Shoe, Inc. 8.75% due 05/01/12.........................       $   180,000   $   188,100
                       Levi Strauss & Co. 9.28% due 04/01/12(1)....................           460,000       471,500
                       Oxford Industries, Inc. 8.88% due 06/01/11..................           105,000       107,494
                       Automotive -- 1.7%
                       Arvinmeritor, Inc. 8.75% due 03/01/12.......................            95,000        94,050
                       General Motors Corp. 7.13% due 07/15/13.....................           100,000        77,500
                       General Motors Corp. 8.38% due 07/15/33.....................           200,000       148,000
                       Lear Corp., Series B 8.11% due 05/15/09.....................           380,000       349,600
                       Sonic Automotive, Inc. 8.63% due 08/15/13...................           495,000       488,812
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................           313,000       340,388
                       Housing -- 0.2%
                       Technical Olympic USA, Inc. 9.00% due 07/01/10..............           110,000       112,887
                       Technical Olympic USA, Inc. 10.38% due 07/01/12.............            95,000        96,188
                       Retail -- 1.2%
                       Interface, Inc. 7.30% due 04/01/08..........................            50,000        50,750
                       Interface, Inc. 9.50% due 02/01/14..........................           205,000       205,000
                       Interface, Inc. 10.38% due 02/01/10.........................            60,000        65,250
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................            90,000        83,700
                       Petro Stopping Centers LP 9.00% due 02/15/12................           310,000       310,775
                       Rite Aid Corp. 8.13% due 05/01/10...........................           200,000       204,000
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................           156,000       168,090
                                                                                                        ------------
                                                                                                          3,562,084
                                                                                                        ------------
                       CONSUMER STAPLES -- 2.8%
                       Food, Beverage & Tobacco -- 2.7%
                       Albertsons, Inc. 7.25% due 05/01/13.........................           105,000       103,363
                       Albertsons, Inc. 7.50% due 02/15/11.........................            90,000        91,644
                       Delhaize America, Inc. 8.13% due 04/15/11...................           260,000       282,534
                       Michael Foods, Inc. 8.00% due 11/15/13......................           155,000       159,263
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................           210,000       223,125
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................           415,000       439,900
                       RJ Reynolds Tobacco Holdings, Inc. 6.50% due 07/15/10*......           420,000       420,000
                       Smithfield Foods, Inc. 7.00% due 08/01/11...................           550,000       558,250
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................           100,000       105,125
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................            50,000        52,500
                       Household Products -- 0.1%
                       Spectrum Brands, Inc. 7.38% due 02/01/15....................           125,000       102,812
                                                                                                        ------------
                                                                                                          2,538,516
                                                                                                        ------------
                       ENERGY -- 6.9%
                       Energy Services -- 2.8%
                       CMS Energy Corp. 7.50% due 01/15/09.........................           300,000       309,000
                       Colorado Institute Gas Co. 6.80% due 11/15/15*..............           170,000       176,632
                       El Paso Production Holding Co. 7.75% due 06/01/13...........           285,000       301,387
                       Hanover Compressor Co. 8.63% due 12/15/10...................            40,000        42,500
                       Hanover Compressor Co. 9.00% due 06/01/14...................            70,000        76,475
                       Hanover Equipment Trust 8.50% due 09/01/08..................            62,000        64,170
                       Hanover Equipment Trust 8.75% due 09/01/11..................           105,000       110,644

---------------------
    44

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Hilcorp Energy I LP 7.75% due 11/01/15*.....................       $   335,000   $   341,281
                       Hilcorp Energy I LP 10.50% due 09/01/10*....................           153,000       169,448
                       Magnum Hunter Resources, Inc. 9.60% due 03/15/12............            84,000        91,035
                       Massey Energy Co. 6.88% due 12/15/13*.......................           370,000       373,237
                       PSEG Energy Holdings, Inc. 8.63% due 02/15/08...............           470,000       494,675
                       Energy Sources -- 4.1%
                       Chaparral Energy, Inc. 8.50% due 12/01/15*..................           295,000       311,225
                       Chesapeake Energy Corp. 6.38% due 06/15/15..................            95,000        94,763
                       Chesapeake Energy Corp. 6.63% due 01/15/16..................           135,000       136,350
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................           370,000       392,662
                       Foundation Pennsylvania Coal Co. 7.25% due 08/01/14.........            70,000        72,625
                       Pemex Project Funding Master Trust 5.79% due 06/15/10*(1)...         1,000,000     1,032,000
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......         1,130,000     1,297,240
                       Pogo Producing Co. 6.88% due 10/01/17*......................           240,000       240,000
                       Vintage Petroleum, Inc. 7.88% due 05/15/11..................           125,000       130,625
                                                                                                        ------------
                                                                                                          6,257,974
                                                                                                        ------------
                       FINANCE -- 3.9%
                       Financial Services -- 3.9%
                       CA FM Lease Trust 8.50% due 07/15/17*.......................           220,078       240,382
                       Citigroup Funding, Inc. 15.00% due 01/30/09(4)..............           487,500       487,500
                       Citigroup Global Markets Holdings, Inc. due 02/01/06
                         (Turkish Lira Linked).....................................           405,000       625,632
                       Citigroup Global Markets Holdings, Inc. due 02/23/06
                         (Turkish Lira Linked).....................................           380,000       607,833
                       Ford Motor Credit Co. 5.63% due 10/01/08....................           225,000       204,557
                       General Motors Acceptance Corp. 4.38% due 12/10/07..........           245,000       225,886
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........           265,000       253,004
                       General Motors Acceptance Corp. 6.88% due 08/28/12..........            65,000        61,699
                       MedCath Holdings Corp. 9.88% due 07/15/12...................           220,000       232,100
                       Pemex Project Funding Master Trust 9.50% due 09/15/27.......           210,000       279,300
                       Pemex Project Funding Master Trust 9.75% due 03/14/06.......            70,000        93,100
                       Residential Capital Corp. 6.38% due 06/30/10................           205,000       210,139
                                                                                                        ------------
                                                                                                          3,521,132
                                                                                                        ------------
                       HEALTHCARE -- 3.2%
                       Drugs -- 1.0%
                       AmerisourceBergen Corp. 5.63% due 09/15/12*.................           530,000       531,325
                       Omnicare, Inc. 6.75% due 12/15/13...........................           150,000       150,000
                       Warner Chilcott Corp. 8.75% due 02/01/15*...................           215,000       210,700
                       Health Services -- 1.8%
                       Community Health Systems, Inc. 6.50% due 12/15/12...........           180,000       176,400
                       Davita, Inc. 6.63% due 03/15/13.............................           180,000       181,800
                       Extendicare Health Services, Inc. 6.88% due 05/01/14........           485,000       474,087
                       HCA, Inc. 6.30% due 10/01/12................................           135,000       134,342
                       HCA, Inc. 7.69% due 06/15/25................................           275,000       280,085
                       National Nephrology Associates, Inc. 9.00% due 11/01/11*....            40,000        44,372
                       Tenet Healthcare Corp. 7.38% due 02/01/13...................           115,000       104,650
                       Tenet Healthcare Corp. 9.88% due 07/01/14...................           205,000       205,000
                       Medical Products -- 0.4%
                       Fresenius Medical Care Capital Trust II 7.88% due
                         02/01/08..................................................           390,000       399,750
                                                                                                        ------------
                                                                                                          2,892,511
                                                                                                        ------------
                       INDUSTRIAL & COMMERCIAL -- 5.8%
                       Aerospace & Military Technology -- 0.4%
                       K & F Acquisition, Inc. 7.75% due 11/15/14..................           355,000       361,212

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services -- 2.8%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........       $   150,000   $   164,063
                       Allied Waste North America, Inc. 5.75% due 02/15/11.........           125,000       119,062
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........           155,000       160,812
                       Allied Waste North America, Inc. 8.50% due 12/01/08.........           100,000       105,125
                       Allied Waste North America, Inc. 8.88% due 04/01/08.........            85,000        89,569
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........            47,000        50,878
                       Buhrmann U.S., Inc. 7.88% due 03/01/15......................            90,000        88,200
                       Buhrmann U.S., Inc. 8.25% due 07/01/14......................           215,000       218,225
                       Crown Americas Capital Corp. 7.63% due 11/15/13*............           225,000       232,875
                       Iron Mountain, Inc. 7.75% due 01/15/15......................           210,000       213,150
                       Iron Mountain, Inc. 8.63% due 04/01/13......................           225,000       234,562
                       JohnsonDiversey, Inc. 9.63% due 05/15/12....................  EUR      300,000       326,400
                       Nortek, Inc. 8.50% due 09/01/14.............................           330,000       320,925
                       Pliant Corp. 11.13% due 09/01/09+(3)(7).....................            55,000        47,988
                       Pliant Corp. 13.00% due 06/01/10+(3)(7).....................           200,000        49,000
                       Propex Fabrics, Inc. 10.00% due 12/01/12....................           175,000       155,750
                       Machinery -- 1.5%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................           405,000       435,375
                       Hexcel Corp. 6.75% due 02/01/15.............................           205,000       202,950
                       Manitowoc Co., Inc. 10.38% due 05/15/11.....................  EUR      260,000       338,055
                       NMHG Holding Co. 10.00% due 05/15/09........................           365,000       386,900
                       Multi-Industry -- 1.1%
                       Eastman Kodak Co. 7.25% due 11/15/13........................           265,000       259,142
                       Goodman Global Holdings, Inc. 7.49% due 06/15/12*(1)........            75,000        75,281
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....           280,000       263,200
                       Koppers, Inc. 9.88% due 10/15/13............................            65,000        70,525
                       VWR International, Inc. 6.88% due 04/15/12..................           275,000       272,250
                                                                                                        ------------
                                                                                                          5,241,474
                                                                                                        ------------
                       INFORMATION & ENTERTAINMENT -- 6.3%
                       Broadcasting & Media -- 2.9%
                       Cablevision Systems Corp. 8.72% due 04/01/09(1).............           335,000       342,119
                       Charter Communications Holdings I, LLC 11.00% due
                         10/01/15*.................................................           236,000       194,110
                       Dex Media East LLC 12.13% due 11/15/12......................           101,000       116,908
                       Dex Media West LLC 9.88% due 08/15/13.......................           156,000       172,185
                       EchoStar DBS Corp. 6.38% due 10/01/11.......................           360,000       351,000
                       Houghton Mifflin Co. 9.88% due 02/01/13.....................           305,000       329,400
                       Lin Television Corp. 6.50% due 05/15/13.....................           435,000       411,075
                       Primedia, Inc. 8.88% due 05/15/11...........................           225,000       210,375
                       Renaissance Media Group 10.00% due 04/15/08(2)..............            95,000        95,000
                       Salem Communications Holding Corp. 9.00% due 07/01/11.......           390,000       411,937
                       Leisure & Tourism -- 3.4%
                       AMC Entertainment, Inc. 8.59% due 08/15/10(1)...............           155,000       159,262
                       Host Marriott LP 7.13% due 11/01/13.........................           520,000       534,950
                       Houghton Mifflin Co. 8.25% due 02/01/11.....................           110,000       114,400
                       Isle of Capri Casinos, Inc. 7.00% due 03/01/14..............           430,000       421,937
                       Las Vegas Sands Corp. 6.38% due 02/15/15....................           325,000       309,969
                       MGM Mirage, Inc. 6.00% due 10/01/09.........................           660,000       656,700
                       Park Place Entertainment Corp. 8.88% due 09/15/08...........           300,000       324,750
                       Starwood Hotels & Resorts Worldwide, Inc. 7.88% due
                         05/01/12..................................................           110,000       120,450
                       Station Casinos, Inc. 6.00% due 04/01/12....................           385,000       385,000
                                                                                                        ------------
                                                                                                          5,661,527
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 3.1%
                       Communication Equipment -- 0.5%
                       American Tower Corp. 7.13% due 10/15/12.....................           175,000       181,562
                       American Tower Corp. 7.50% due 05/01/12.....................           165,000       172,838

---------------------
    46

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Communication Equipment (continued)
                       Rhythms NetConnections, Inc., Series B 13.50% due
                         05/15/08+(3)(4)(8)........................................       $ 1,700,000   $         0
                       Rhythms NetConnections, Inc., Series B 14.00% due
                         02/15/10+(3)(4)(8)........................................           400,000             0
                       SBA Communications Corp. 8.50% due 12/01/12.................            68,000        75,140
                       Computer Services -- 0.2%
                       Sungard Data Systems, Inc. 8.52% due 08/15/13*(1)...........            15,000        15,563
                       Sungard Data Systems, Inc. 9.13% due 08/15/13*..............           195,000       202,800
                       Electronics -- 0.8%
                       Fisher Scientific International, Inc. 6.13% due 07/01/15....           185,000       185,231
                       Rayovac Corp. 8.50% due 10/01/13............................           285,000       244,388
                       UCAR Finance, Inc. 10.25% due 02/15/12......................           230,000       245,237
                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% due 07/15/10+(3)(4)(8)...           485,000             0
                       Telecommunications -- 1.6%
                       General Cable Corp. 9.50% due 11/15/10......................            95,000       101,175
                       Nextlink Communications, Inc. 9.43% due
                         04/15/08+(3)(4)(8)........................................         1,800,000             0
                       Nextlink Communications, Inc. 10.75% due
                         11/15/08+(3)(4)(8)........................................           200,000             0
                       Nextlink Communications, Inc. 10.75% due
                         06/01/09+(3)(4)(8)........................................           300,000             0
                       PanAmSat Corp. 9.00% due 08/15/14...........................            39,000        40,999
                       PanAmSat Corp. 10.38% due 11/01/14(2).......................           400,000       282,000
                       Qwest Communications International, Inc. 7.84% due
                         02/15/09(1)...............................................           365,000       370,475
                       Rural Cellular Corp. 8.99% due 03/15/10(1)..................           115,000       118,163
                       SBA Telecommunications, Inc. 9.75% due 12/15/11(2)..........           254,000       238,760
                       UbiquiTel Operating Co. 9.88% due 03/01/11..................           225,000       246,937
                       United States West Communications, Inc. 5.63% due
                         11/15/08..................................................            60,000        59,100
                                                                                                        ------------
                                                                                                          2,780,368
                                                                                                        ------------
                       MATERIALS -- 4.6%
                       Chemicals -- 3.1%
                       Equistar Chemicals, LP 10.13% due 09/01/08..................           225,000       245,250
                       Equistar Chemicals, LP 10.63% due 05/01/11..................           175,000       192,500
                       Huntsman International, LLC 10.13% due 07/01/09.............  EUR      166,000       203,401
                       Innophos, Inc. 9.63% due 08/15/14*..........................           220,000       225,500
                       Innophos, Inc. 12.34% due 02/15/15*(1)......................           124,526       118,922
                       ISP Chemco, Inc. 10.25% due 07/01/11........................           235,000       251,450
                       ISP Holdings, Inc. 10.63% due 12/15/09......................           285,000       300,675
                       Lyondell Chemical Co. 10.50% due 06/01/13...................            95,000       107,112
                       Millennium America, Inc. 7.00% due 11/15/06.................           130,000       130,975
                       Millennium America, Inc. 9.25% due 06/15/08.................           190,000       204,250
                       Nalco Co. 7.75% due 11/15/11................................            80,000        81,600
                       Nalco Co. 8.88% due 11/15/13................................           265,000       276,925
                       Rockwood Specialties Group, Inc. 7.63% due 11/15/14.........  EUR      100,000       126,376
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11*.......           160,000       174,800
                       Westlake Chemical Corp. 6.63% due 01/15/16..................           175,000       175,219
                       Forest Products -- 1.2%
                       Associated Materials, Inc. 11.25% due 03/01/14(2)...........           210,000       108,150
                       Graham Packaging Co., Inc. 8.50% due 10/15/12...............           200,000       201,000
                       Graham Packaging Co., Inc. 9.88% due 10/15/14...............           230,000       227,700
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................            30,000        30,225
                       Owens-Illinois, Inc. 7.50% due 05/15/10.....................           535,000       543,025

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                           AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 0.3%
                       Glencore Nickel Property, Ltd. 9.00% due 12/01/14+(4)(8)....       $   135,000   $        13
                       United States Steel Corp. 9.75% due 05/15/10................           236,000       257,240
                                                                                                        ------------
                                                                                                          4,182,308
                                                                                                        ------------
                       UTILITIES -- 4.4%
                       Electric Utilities -- 1.3%
                       AES Corp. 7.75% due 03/01/14................................           135,000       142,425
                       AES Corp. 8.88% due 02/15/11................................            26,000        28,080
                       AES Corp. 9.00% due 05/15/15*...............................           175,000       191,625
                       AES Corp. 9.38% due 09/15/10................................            30,000        32,775
                       Ipalco Enterprises, Inc. 8.63% due 11/14/11.................            80,000        88,600
                       Monongahela Power Co. 5.00% due 10/01/06....................           205,000       204,752
                       MSW Energy Holdings, LLC 7.38% due 09/01/10.................           175,000       180,250
                       MSW Energy Holdings, LLC 8.50% due 09/01/10.................            45,000        47,812
                       Nevada Power Co. 8.25% due 06/01/11.........................           140,000       155,050
                       Nevada Power Co. 9.00% due 08/15/13.........................           104,000       115,122
                       Gas & Pipeline Utilities -- 3.1%
                       Copano Energy LLC 8.13% due 03/01/16*.......................            30,000        30,000
                       Northwest Pipeline Corp. 8.13% due 03/01/10.................            45,000        47,869
                       Pacific Energy Partners LP 7.13% due 06/15/14...............           165,000       171,600
                       Pemex Project Funding Master Trust 8.63% due 12/01/23*......           440,000       534,600
                       Pemex Project Funding Master Trust 9.50% due 09/15/27*......         1,090,000     1,449,700
                       Southern Natural Gas Co. 8.88% due 03/15/10.................            85,000        90,929
                       Williams Cos., Inc. 7.88% due 09/01/21......................           395,000       436,475
                                                                                                        ------------
                                                                                                          3,947,664
                                                                                                        ------------
                       TOTAL BONDS & NOTES (cost $41,025,379)......................                      40,585,558
                                                                                                        ------------

                       FOREIGN BONDS & NOTES -- 50.9%
                       ---------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Retail -- 0.3%
                       Jean Coutu Group, Inc. 7.63% due 08/01/12...................            75,000        75,000
                       Jean Coutu Group, Inc. 8.50% due 08/01/14...................           225,000       214,312
                                                                                                        ------------
                                                                                                            289,312
                                                                                                        ------------
                       ENERGY -- 1.1%
                       Energy Services -- 1.1%
                       Compagnie Generale De Geophysique SA 7.50% due 05/15/15.....            85,000        88,188
                       Empresa Nacional De Petroleo 6.75% due 11/15/12.............           720,000       772,869
                       Husky Oil, Ltd. 8.90% due 08/15/08(5).......................           145,000       154,822
                                                                                                        ------------
                                                                                                          1,015,879
                                                                                                        ------------
                       FINANCE -- 7.0%
                       Banks -- 1.5%
                       Banco ABN AMRO Real SA due 07/21/06* (Brazilian Real
                         Linked)...................................................           490,000       566,685
                       Banco ABN AMRO Real SA 15.86% due 12/13/07*(4)..............  BRL    1,200,000       548,463
                       Banque Centrale De Tunisie 7.38% due 04/25/12...............           230,000       253,288
                       Financial Services -- 5.5%
                       Aries Vermogensverwaltung GmbH 9.60% due 10/25/14...........         1,000,000     1,280,100
                       GAZ Capital SA 8.63% due 04/28/34...........................           730,000       922,574
                       JSG Funding, PLC 10.13% due 10/01/12........................  EUR       85,000       112,584
                       National Gas Co. of Trinidad and Tobago Ltd. 6.05% due
                         01/15/36*.................................................           460,000       452,731
                       Pindo Deli Finance BV 0.00% due 04/28/15*(1)................         1,743,170       453,224
                       Pindo Deli Finance BV 4.68% due 04/28/25(1).................         1,170,641       755,534
                       Tjiwi Kimia Finance BV 5.25% due 04/28/15*(1)...............           339,488       291,959
                       Tjiwi Kimia Finance BV Class A 4.68% due 04/28/15(1)........           147,582       126,920

---------------------
    48

                                                                                           PRINCIPAL       VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                                   AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Tjiwi Kimia Finance BV Class B 5.25% due 04/28/18*(1).......       $   586,980   $   393,277
                       Tjiwi Kimia Finance BV Class C 0.00% due 04/28/06*(5).......           724,965       195,740
                                                                                                        ------------
                                                                                                          6,353,079
                                                                                                        ------------
                       FOREIGN GOVERNMENT BONDS -- 37.4%
                       Government Bonds -- 37.4%
                       Central Bank of Nigeria, Series WW 6.25% due 11/15/20(2)....           500,000       500,000
                       Federal Republic of Brazil 5.19% due 04/15/24(1)............         1,210,000     1,185,800
                       Federal Republic of Brazil 6.00% due 04/15/06(5)............           370,000       364,931
                       Federal Republic of Brazil 8.00% due 01/15/18...............           311,000       340,079
                       Federal Republic of Brazil 8.88% due 10/14/19...............         1,820,000     2,097,550
                       Federal Republic of Brazil 8.88% due 04/15/24...............           210,000       241,710
                       Federal Republic of Brazil 10.50% due 07/14/14..............           340,000       425,000
                       Federal Republic of Brazil 14.50% due 10/15/09..............         1,170,000     1,521,585
                       Government of Malaysia 7.50% due 07/15/11...................           100,000       111,271
                       Government of Malaysia 8.75% due 06/01/09...................           760,000       844,372
                       Republic of Argentina 82.33% due 04/10/05+(1)(9)............           770,000       300,300
                       Republic of Argentina 5.83% due 12/15/06(5).................  ARS    2,610,000     1,068,002
                       Republic of Argentina 8.28% due 12/31/33....................            75,773        66,264
                       Republic of Bulgaria 8.25% due 01/15/15*....................           599,000       716,338
                       Republic of Columbia 8.13% due 05/21/24.....................           300,000       333,000
                       Republic of Columbia 8.25% due 12/22/14.....................           140,000       159,390
                       Republic of Colombia 9.75% due 04/09/11.....................           272,172       304,832
                       Republic of Columbia 10.38% due 01/28/33....................            70,000        95,200
                       Republic of Colombia 11.75% due 02/25/20....................           185,000       264,088
                       Republic of Ecuador 9.00% due 08/15/06(2)...................           510,000       492,150
                       Republic of Ivory Coast 1.00% due 03/29/18..................           570,000       122,550
                       Republic of Panama 7.13% due 01/29/26.......................           390,000       411,450
                       Republic of Panama 9.38% due 04/01/29.......................           310,000       401,450
                       Republic of Panama 9.63% due 02/08/11.......................           180,000       211,500
                       Republic of Peru 7.84% due 08/12/20.........................  PEN    1,660,000       494,779
                       Republic of Peru 8.38% due 05/03/16.........................           180,000       204,300
                       Republic of Peru 8.75% due 11/21/33.........................           240,000       280,800
                       Republic of Peru 9.88% due 02/06/15.........................           265,000       327,938
                       Republic of Phillippines 8.88% due 03/17/15.................         2,180,000     2,419,800
                       Republic of Phillippines 9.50% due 02/02/30.................         1,540,000     1,799,875
                       Republic of Phillippines 10.63% due 03/16/25................           430,000       545,562
                       Republic of Turkey 11.00% due 01/14/13......................           580,000       735,150
                       Republic of Turkey 11.50% due 01/23/12......................           530,000       671,112
                       Republic of Venezuela 8.50% due 10/08/14....................           320,000       358,560
                       Republic of Venezuela 9.38% due 01/13/34....................         1,412,000     1,765,000
                       Republic of Venezuela 10.75% due 09/19/13...................           700,000       871,500
                       Russian Federation 5.00% due 03/31/07*(2)...................           488,556       545,196
                       Russian Federation 8.25% due 03/31/10.......................           980,000     1,042,034
                       Russian Federation 11.00% due 07/24/18......................         1,151,000     1,689,898
                       Russian Federation 12.75% due 06/24/28......................         1,775,000     3,215,058
                       State of Qatar 9.75% due 06/15/30...........................           320,000       486,816
                       United Mexican States 8.13% due 12/30/19....................           468,000       570,960
                       United Mexican States 8.30% due 08/15/31....................         1,050,000     1,323,000
                       United Mexican States 8.38% due 01/14/11....................           630,000       715,050
                       United Mexican States 10.38% due 02/17/09...................           650,000       747,175
                       United Mexican States 11.50% due 05/15/26...................           145,000       233,450
                                                                                                        ------------
                                                                                                         33,621,825
                                                                                                        ------------
                       INDUSTRIAL & COMMERCIAL -- 0.9%
                       Business Services -- 0.9%
                       CanWest Media, Inc. 8.00% due 02/15/06......................           359,679       364,175
                       CHC Helicopter Corp 7.38% due 05/01/14......................           410,000       416,150
                                                                                                        ------------
                                                                                                            780,325
                                                                                                        ------------

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                                   AMOUNT**       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Broadcasting & Media -- 0.1%
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................       $   110,000   $   115,500
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 2.4%
                       Communication Equipment -- 0.2%
                       Nortel Networks, Ltd. 6.13% due 02/15/06....................           215,000       215,000
                       Internet Center -- 0.5%
                       Cablecom Luxembourg SCA 9.38% due 04/15/14*.................  EUR      335,000       463,048
                       Telecommunications -- 1.7%
                       Axtel SA 11.00% due 12/15/13................................           265,000       296,800
                       Intelsat Bermuda, Ltd. 8.63% due 01/15/15*..................           265,000       265,662
                       Intelsat Bermuda, Ltd. 9.61% due 01/05/12*(1)...............           175,000       178,063
                       Nortel Networks Corp. 4.25% due 09/01/08....................           200,000       189,750
                       Satelites Mexicanos SA de CV 10.13% due
                         11/01/04+(3)(6)(7)(9).....................................           713,000       320,850
                       Wind Acquisition SA 10.75% due 12/01/15*....................           220,000       234,575
                                                                                                        ------------
                                                                                                          2,163,748
                                                                                                        ------------
                       MATERIALS -- 1.7%
                       Chemicals -- 0.6%
                       Cognis Deutschland GmbH & Co. KG 7.23% due 11/15/13*(1).....  EUR      200,000       249,713
                       Rhodia SA 8.88% due 06/01/11................................           118,000       120,360
                       SGL Carbon Luxembourg SA 8.50% due 02/01/12*................  EUR      110,000       145,697
                       Forest Products -- 0.4%
                       Abitibi Consolidated Co. Canada 7.75% due 06/15/11..........           185,000       173,437
                       Abitibi Consolidated, Inc. 6.00% due 06/20/13...............           100,000        82,500
                       Tembec Industries, Inc. 8.50% due 02/01/11..................           285,000       128,250
                       Metals & Minerals -- 0.7%
                       Crown European Holdings 6.25% due 09/01/11..................  EUR      110,000       144,193
                       Murrin Murrin Holdings Property., Ltd. 9.38% due
                         08/31/07+(4)(8)...........................................           600,000            60
                       Novelis, Inc. 7.25% due 02/15/15*...........................           550,000       519,750
                                                                                                        ------------
                                                                                                          1,563,960
                                                                                                        ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $42,613,859)..............                      45,903,628
                                                                                                        ------------
                       COMMON STOCK -- 0.0%                                                 SHARES
                       ---------------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Services -- 0.0%
                       PNM Resources, Inc. ........................................                63         1,548
                                                                                                        ------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       SW Acquisition LP(4)(8).....................................                 1             6
                                                                                                        ------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Ventelo GmbH(4)(8)..........................................            11,286             0
                       Viatel Holding (Bermuda), Ltd.+.............................               603            19
                                                                                                        ------------
                       TOTAL COMMON STOCK (cost $418,866)..........................                           1,573
                                                                                                        ------------

---------------------
    50

                                                                                                           VALUE
                       RIGHTS -- 0.0%+                                                      SHARES        (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT RIGHTS -- 0.0%
                       Republic of Argentina Expires 12/15/35(10) (Euroclear)......           206,466   $    12,388
                       Republic of Argentina Expires 12/15/35(10)..................         7,744,806       150,274
                                                                                                        ------------
                       TOTAL RIGHTS (cost $127,675)................................                         162,662
                                                                                                        ------------
                       WARRANTS -- 0.2%+
                       ---------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT -- 0.2%
                       Central Bank of Nigeria Expires 11/15/2020 (strike price
                         $250.00)..................................................               750        75,000
                       Republic of Venezuela Expires 04/15/2020 (strike price
                         $3.00)(4).................................................             2,650        83,475
                       United Mexican States Expires 09/01/06 (strike price
                         $35.00)...................................................               400        26,000
                                                                                                        ------------
                       TOTAL WARRANTS (cost $14,000)...............................                         184,475
                                                                                                        ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $84,199,779)....                      86,837,896
                                                                                                        ------------
                                                                                           PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.3%                                         AMOUNT
                       ---------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT -- 2.3%
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.50% dated 01/31/06 to be repurchased
                         02/01/06 in the amount of $2,054,143 collateralized by
                         $2,115,000 of United States Treasury Bonds, bearing
                         interest at 3.10% due 04/13/06 having an approximate value
                         of $2,097,023 (cost $2,054,000)(6)........................       $ 2,054,000     2,054,000
                                                                                                        ------------

                       TOTAL INVESTMENTS --
                         (cost $86,253,779)@                            98.3%                        88,891,896
                       Other assets less liabilities --                  1.7                          1,527,638
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $ 90,419,534
                                                                       ======                      =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $14,156,356 representing 15.7% of net assets. Unless otherwise indicted, these securities are not considered to be illiquid.
               ** In United States dollars unless otherwise indicated.
               @  See Note 3 for cost of investments on a tax basis.
               (1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2006.
               (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (3) Bond in default
               (4) Fair valued security; see Note 2.
               (5) Variable rate security -- the rate reflected is as of January
                   31, 2006; maturity date reflects next reset date.
               (6) The security or a portion thereof represents collateral for open futures contracts.
               (7) Company has filed for Chapter 11 bankruptcy protection.
               (8) Illiquid security
               (9) Security in default to principal and interest payments.
              (10) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

              ARS -- Argentine Peso

              BRL -- Brazilian Real

              EUR -- Euro

              PEN -- Peruvian Noveau Sol

                                                           ---------------------

              OPEN FUTURES CONTRACTS

              ------------------------------------------------------------------

                                                                                                            VALUE AS OF
                             NUMBER OF                                            EXPIRATION    VALUE AT    JANUARY 31,
                             CONTRACTS                   DESCRIPTION                 DATE      TRADE DATE      2006
                       ------------------------------------------------------------------------------------------------
                             37 Short         U.S. Treasury 2 Year Note........   March 2006   $7,592,514   $7,579,219

                                                UNREALIZED
                             NUMBER OF         APPRECIATION
                             CONTRACTS        (DEPRECIATION)
                                              --------------
                             37 Short            $13,295
                                                 =======

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

              ------------------------------------------------------------------

                                                                                               GROSS UNREALIZED
                               CONTRACT                       IN                 DELIVERY        APPRECIATION
                              TO DELIVER                 EXCHANGE FOR              DATE         (DEPRECIATION)
                       ----------------------------------------------------------------------------------------
                       EUR              403,000        USD          496,198     03/27/06           $ 4,892
                       EUR               35,000        USD           43,093     03/27/06               424
                       EUR               33,000        USD           40,647     03/27/06               416
                       EUR            1,049,000        USD        1,292,295     03/27/06            13,436
                                                                                                   -------
                                Net Unrealized Appreciation (Depreciation)..................       $19,169
                                                                                                   =======

              EUR -- Euro

              USD -- United States Dollar

              See Notes to Financial Statements

---------------------
    52

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    J.P. Morgan Investment Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Obligations...................   19.7%
      U.S. Government Agencies......................    9.8
      Repurchase Agreement..........................    6.9
      Financial Services............................    5.4
      Banks.........................................    5.1
      Energy Services...............................    4.1
      Drugs.........................................    3.9
      Food, Beverage & Tobacco......................    3.5
      Insurance.....................................    2.9
      Energy Sources................................    2.8
      Retail........................................    2.5
      Computers & Business Equipment................    2.4
      Health Services...............................    2.3
      Aerospace & Military Technology...............    2.3
      Transportation................................    2.1
      Broadcasting & Media..........................    2.2
      Computer Software.............................    2.0
      Telecommunications............................    1.7
      Foreign Government Bonds......................    1.8
      Electronics...................................    1.6
      Leisure & Tourism.............................    1.6
      Telephone.....................................    1.6
      Metals & Minerals.............................    1.4
      Medical Products..............................    1.4
      Business Services.............................    1.2
      Multi-Industry................................    1.2
      Communication Equipment.......................    1.1
      Machinery.....................................    1.1
      Chemicals.....................................    1.0
      Household Products............................    1.0
      Electric Utilities............................    0.7
      Internet Content..............................    0.7
      Real Estate Investment Trusts.................    0.6
      Apparel & Textiles............................    0.5
      Automotive....................................    0.4
      Gas & Pipeline Utilities......................    0.4
      Housing.......................................    0.3
      Internet Software.............................    0.2
      Computer Services.............................    0.1
      Entertainment Products........................    0.1
      Forest Products...............................    0.1
                                                      -----
                                                      101.7%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    J.P. Morgan Investment Management, Inc.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 60.6%                                           SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.7%
                       Apparel & Textiles -- 0.5%
                       Claire's Stores, Inc. ......................................        7,800   $    246,948
                       Mohawk Industries, Inc.+....................................        1,800        153,072
                       Nike, Inc., Class B.........................................        4,000        323,800
                       Polo Ralph Lauren Corp., Class A............................        4,200        237,888
                       V.F. Corp. .................................................        4,200        233,016
                       Automotive -- 0.4%
                       AutoNation, Inc.+...........................................        9,700        216,213
                       Cummins, Inc. ..............................................        2,500        243,250
                       Goodyear Tire & Rubber Co.+.................................       13,800        215,832
                       Oshkosh Truck Corp., Class B................................        4,600        226,826
                       Housing -- 0.3%
                       Black & Decker Corp. .......................................        2,500        215,750
                       Masco Corp. ................................................        7,800        231,270
                       Pulte Homes, Inc. ..........................................        5,300        211,470
                       Stanley Works...............................................        4,800        235,392
                       Retail -- 2.5%
                       Barnes & Noble, Inc.+.......................................        4,900        207,858
                       CVS Corp. ..................................................       12,200        338,672
                       Federated Department Stores, Inc. ..........................       12,400        826,212
                       Home Depot, Inc. ...........................................       44,100      1,788,255
                       J.C. Penney Co., Inc. ......................................        3,700        206,460
                       Kohl's Corp.+...............................................       27,400      1,216,286
                       Nordstrom, Inc. ............................................        5,800        241,976
                       Staples, Inc. ..............................................       68,000      1,612,280
                       Whole Foods Market, Inc. ...................................        2,700        199,449
                                                                                                   ------------
                                                                                                      9,628,175
                                                                                                   ------------
                       CONSUMER STAPLES -- 4.5%
                       Food, Beverage & Tobacco -- 3.5%
                       Altria Group, Inc. .........................................       42,000      3,038,280
                       Archer-Daniels-Midland Co. .................................       34,400      1,083,600
                       Coca-Cola Co. ..............................................       24,300      1,005,534
                       Coca-Cola Enterprises, Inc. ................................       11,600        228,984
                       General Mills, Inc. ........................................       11,000        534,710
                       Kellogg Co. ................................................       11,600        497,640
                       Kroger Co.+.................................................       43,900        807,760
                       Loews Corp. -- Carolina Group ..............................        5,100        235,212
                       Pilgrim's Pride Corp. ......................................        6,000        146,040
                       Safeway, Inc. ..............................................        9,700        227,368
                       SUPERVALU, Inc. ............................................        6,700        213,931
                       Sysco Corp. ................................................       41,400      1,270,152
                       Household Products -- 1.0%
                       Church & Dwight Co., Inc. ..................................        6,700        246,560
                       Colgate-Palmolive Co. ......................................        4,400        241,516
                       Kimberly-Clark Corp. .......................................       16,200        925,344
                       Procter & Gamble Co. .......................................       21,300      1,261,599
                                                                                                   ------------
                                                                                                     11,964,230
                                                                                                   ------------

---------------------
    54

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       EDUCATION -- 0.0%
                       Education -- 0.0%
                       Career Education Corp.+.....................................        4,800   $    155,952
                                                                                                   ------------
                       ENERGY -- 6.7%
                       Energy Services -- 3.9%
                       American Electric Power Co., Inc. ..........................       13,000        485,160
                       ChevronTexaco Corp. ........................................       12,600        748,188
                       ConocoPhillips..............................................        9,300        601,710
                       Duke Energy Corp. ..........................................       33,900        961,065
                       Edison International........................................       10,800        473,256
                       Exxon Mobil Corp. ..........................................       52,200      3,275,550
                       GlobalSantaFe Corp. ........................................        3,100        189,255
                       Halliburton Co. ............................................       11,400        906,870
                       Marathon Oil Corp. .........................................       21,300      1,637,331
                       National-Oilwell, Inc.+.....................................        3,200        243,424
                       Schlumberger, Ltd. .........................................        4,000        509,800
                       Southern Energy, Inc.+(4)(5)................................      200,000              0
                       Weatherford International, Ltd.+............................        6,000        268,680
                       Energy Sources -- 2.8%
                       Burlington Resources, Inc. .................................       11,400      1,040,364
                       Devon Energy Corp. .........................................       14,700      1,002,687
                       EOG Resources, Inc. ........................................        2,000        169,080
                       Occidental Petroleum Corp. .................................       26,900      2,628,399
                       Sunoco, Inc. ...............................................        2,700        257,040
                       Tesoro Petroleum Corp.+.....................................        3,500        253,645
                       Valero Energy Corp. ........................................       29,400      1,835,442
                                                                                                   ------------
                                                                                                     17,486,946
                                                                                                   ------------
                       FINANCE -- 11.8%
                       Banks -- 4.9%
                       Bank of America Corp. ......................................       97,500      4,312,425
                       BB&T Corp. .................................................       22,000        858,880
                       Marshall & Ilsley Corp. ....................................        7,000        293,580
                       North Fork Bancorp, Inc. ...................................       11,600        298,352
                       PNC Financial Services Group, Inc. .........................       14,100        914,526
                       State Street Corp. .........................................        9,200        556,232
                       U.S. Bancorp................................................       44,300      1,325,013
                       Wachovia Corp. .............................................       28,800      1,579,104
                       Washington Mutual, Inc. ....................................       21,900        926,808
                       Wells Fargo & Co. ..........................................       27,700      1,727,372
                       Financial Services -- 4.2%
                       Affiliated Managers Group, Inc. ............................        2,500        232,000
                       Capital One Financial Corp. ................................       14,700      1,224,510
                       CIT Group, Inc. ............................................        8,000        426,720
                       Citigroup, Inc. ............................................       52,400      2,440,792
                       CompuCredit Corp.+..........................................        5,500        220,880
                       E*TRADE Financial Corp.+....................................       11,000        261,690
                       Federated Investors, Inc., Class B..........................        6,400        247,104
                       Franklin Resources, Inc. ...................................        8,700        856,950
                       Freddie Mac.................................................       13,200        895,752
                       Goldman Sachs Group, Inc. ..................................       12,900      1,822,125
                       Lehman Brothers Holdings, Inc. .............................        7,700      1,081,465
                       Morgan Stanley..............................................       13,300        817,285
                       Raymond James Financial, Inc. ..............................        6,000        255,360
                       WFS Financial, Inc. ........................................        2,800        222,600
                       Insurance -- 2.7%
                       ACE, Ltd. ..................................................       14,200        777,450
                       Berkshire Hathaway, Inc., Class B+..........................          100        293,200

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Chubb Corp. ................................................        9,300   $    877,455
                       Genworth Financial, Inc., Class A...........................       12,600        412,776
                       Hartford Financial Services Group, Inc. ....................        6,300        518,049
                       Loews Corp. ................................................        9,100        898,079
                       Principal Financial Group, Inc. ............................        4,900        231,084
                       RenaissanceRe Holdings, Ltd. ...............................       27,400      1,241,494
                       St. Paul Cos., Inc. ........................................       21,100        957,518
                       Willis Group Holdings, Ltd. ................................       12,800        444,288
                                                                                                   ------------
                                                                                                     30,448,918
                                                                                                   ------------
                       HEALTHCARE -- 7.5%
                       Drugs -- 3.9%
                       AmerisourceBergen Corp. ....................................        5,800        253,112
                       Amgen, Inc.+................................................       26,500      1,931,585
                       Eli Lilly and Co. ..........................................       13,700        775,694
                       Endo Pharmaceuticals Holdings, Inc.+........................        8,000        229,600
                       Gilead Sciences, Inc.+......................................       16,900      1,028,703
                       King Pharmaceuticals, Inc.+.................................       13,000        243,750
                       Kos Pharmaceuticals, Inc. ..................................        4,900        214,669
                       Merck & Co., Inc. ..........................................       34,400      1,186,800
                       Pfizer, Inc. ...............................................       99,800      2,562,864
                       Sepracor, Inc.+.............................................        4,800        273,168
                       Wyeth.......................................................       31,200      1,443,000
                       Health Services -- 2.2%
                       Aetna, Inc. ................................................       16,300      1,577,840
                       Coventry Health Care, Inc.+.................................        3,800        226,366
                       HCA, Inc. ..................................................       19,000        932,520
                       Medco Health Solutions, Inc.+...............................        9,200        497,720
                       UnitedHealth Group, Inc. ...................................       18,800      1,117,096
                       Wellpoint, Inc.+............................................       19,400      1,489,920
                       Medical Products -- 1.4%
                       Baxter International, Inc. .................................       22,700        836,495
                       Boston Scientific Corp.+....................................        9,900        216,513
                       Guidant Corp. ..............................................        2,400        176,640
                       Johnson & Johnson...........................................       41,400      2,382,156
                                                                                                   ------------
                                                                                                     19,596,211
                                                                                                   ------------
                       INDUSTRIAL & COMMERCIAL -- 7.7%
                       Aerospace & Military Technology -- 2.3%
                       Boeing Co. .................................................       14,600        997,326
                       General Dynamics Corp. .....................................        8,100        942,516
                       Lockheed Martin Corp. ......................................       14,700        994,455
                       Northrop Grumman Corp. .....................................       15,300        950,589
                       Raytheon Co. ...............................................       22,400        917,728
                       United Technologies Corp. ..................................       18,300      1,068,171
                       Business Services -- 1.2%
                       Alliance Data Systems Corp.+................................        5,500        232,375
                       Equifax, Inc. ..............................................        4,800        183,936
                       Getty Images, Inc.+.........................................        2,400        195,960
                       Global Payments, Inc. ......................................        4,700        239,371
                       Herman Miller, Inc. ........................................        6,000        181,800
                       Johnson Controls, Inc. .....................................       20,900      1,447,116
                       Maxim Integrated Products, Inc. ............................       10,700        439,128
                       R.R. Donnelley & Sons Co. ..................................        7,200        234,720

---------------------
    56

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 1.1%
                       Caterpillar, Inc. ..........................................        6,800   $    461,720
                       Danaher Corp. ..............................................        8,900        504,096
                       Eaton Corp. ................................................        6,200        410,440
                       Teleflex, Inc. .............................................        3,700        233,359
                       Terex Corp.+................................................        3,800        267,900
                       Tyco International, Ltd. ...................................       38,800      1,010,740
                       Multi-Industry -- 1.2%
                       General Electric Co. .......................................       91,000      2,980,250
                       Walter Industries, Inc. ....................................        4,400        278,300
                       Transportation -- 1.9%
                       Burlington Northern Santa Fe Corp. .........................       11,700        937,404
                       CSX Corp. ..................................................        7,200        385,416
                       FedEx Corp. ................................................        9,300        940,695
                       Norfolk Southern Corp. .....................................       51,800      2,581,712
                                                                                                   ------------
                                                                                                     20,017,223
                                                                                                   ------------
                       INFORMATION & ENTERTAINMENT -- 3.7%
                       Broadcasting & Media -- 2.1%
                       CBS Corp., Class B..........................................       16,100        420,693
                       Comcast Corp., Class A+.....................................       21,900        609,258
                       E.W. Scripps Co., Class A...................................        4,200        203,028
                       Gannett Co., Inc. ..........................................       17,100      1,056,780
                       McGraw-Hill Cos., Inc. .....................................       17,900        913,616
                       Meredith Corp. .............................................        3,700        202,612
                       News Corp., Class A.........................................       21,900        345,144
                       Omnicom Group, Inc. ........................................       10,500        858,795
                       Time Warner, Inc. ..........................................       19,000        333,070
                       Viacom, Inc.+...............................................       15,700        651,236
                       Entertainment Products -- 0.1%
                       Pixar, Inc. ................................................        4,100        236,898
                       Leisure & Tourism -- 1.5%
                       Carnival Corp.(1) ..........................................       13,400        693,584
                       Darden Restaurants, Inc. ...................................        4,900        199,234
                       Hilton Hotels Corp. ........................................       25,500        635,715
                       McDonald's Corp. ...........................................       30,600      1,071,306
                       Regal Entertainment Group, Class A..........................       11,400        211,014
                       Sabre Holdings Corp., Class A...............................        9,600        235,200
                       Starwood Hotels & Resorts Worldwide, Inc.(1) ...............       10,800        656,748
                       Yum! Brands, Inc. ..........................................        4,400        217,668
                                                                                                   ------------
                                                                                                      9,751,599
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 9.5%
                       Communication Equipment -- 1.1%
                       Juniper Networks, Inc.+.....................................       27,500        498,575
                       Motorola, Inc. .............................................       58,000      1,317,180
                       Nokia Corp. ADR.............................................       18,800        345,544
                       QUALCOMM, Inc. .............................................       14,700        705,012
                       Computers & Business Equipment -- 2.4%
                       Apple Computer, Inc.+.......................................       11,800        891,018
                       Avnet, Inc. ................................................        9,200        224,940
                       Dell, Inc.+.................................................       17,300        507,063
                       EMC Corp.+..................................................       17,600        235,840
                       Hewlett-Packard Co. ........................................       65,100      2,029,818
                       International Business Machines Corp. ......................       27,200      2,211,360
                       Western Digital Corp.+......................................       11,800        257,948

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 0.1%
                       Compuware Corp.+............................................       22,600   $    186,224
                       Computer Software -- 2.0%
                       Affiliated Computer Services, Inc., Class A+................        9,900        619,740
                       BMC Software, Inc.+.........................................       10,800        238,680
                       DST Systems, Inc.+..........................................        3,400        192,644
                       Fair Issac Corp. ...........................................        5,100        226,032
                       Mcafee, Inc.+...............................................        8,200        190,158
                       Microsoft Corp. ............................................       58,900      1,658,035
                       Novell, Inc.+...............................................       26,800        261,032
                       Oracle Corp.+...............................................      141,000      1,772,370
                       Electronics -- 1.6%
                       Altera Corp.+...............................................       12,300        237,513
                       Arrow Electronics, Inc.+....................................        6,900        237,084
                       Energizer Holdings, Inc.+...................................        4,000        216,440
                       Intel Corp. ................................................       68,100      1,448,487
                       John Wiley & Sons, Inc., Class A............................        5,400        204,660
                       KLA-Tencor Corp. ...........................................        2,900        150,742
                       Linear Technology Corp. ....................................       14,300        532,103
                       Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
                         ADR.......................................................       11,000        118,800
                       Texas Instruments, Inc. ....................................       21,400        625,522
                       Xilinx, Inc. ...............................................       14,000        394,240
                       Internet Content -- 0.7%
                       Earthlink, Inc. ............................................       17,400        198,708
                       eBay, Inc.+.................................................       10,900        469,790
                       Google, Inc., Class A+......................................        2,200        953,150
                       Yahoo!, Inc.+...............................................        4,100        140,794
                       Internet Software -- 0.2%
                       Cadence Design Systems, Inc.+...............................       14,200        250,772
                       Sybase, Inc. ...............................................       10,600        228,854
                       Telecommunications -- 1.4%
                       Cisco Systems, Inc.+........................................       42,100        781,797
                       Corning, Inc.+..............................................       53,700      1,307,595
                       Tellabs, Inc.+..............................................       38,400        491,136
                       Verizon Communications, Inc. ...............................       35,200      1,114,432
                                                                                                   ------------
                                                                                                     24,671,832
                                                                                                   ------------
                       MATERIALS -- 2.4%
                       Chemicals -- 1.0%
                       Air Products and Chemicals, Inc. ...........................       11,100        684,759
                       Praxair, Inc. ..............................................       29,400      1,548,792
                       Sherwin-Williams Co. .......................................        4,300        227,470
                       Forest Products -- 0.1%
                       USG Corp. ..................................................        3,300        314,160
                       Metals & Minerals -- 1.3%
                       Alcoa, Inc. ................................................       12,900        406,350
                       Cleveland-Cliffs, Inc. .....................................        2,400        258,840
                       Commercial Metals Co. ......................................        5,800        274,514
                       Crown Holdings, Inc. .......................................       12,100        226,391
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............        4,000        257,000
                       Nucor Corp. ................................................        3,400        286,382
                       Phelps Dodge Corp. .........................................        6,000        963,000
                       Reliance Steel & Aluminum Co. ..............................        3,600        286,200

---------------------
    58

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Southern Copper Corp. ......................................        3,400   $    296,140
                       United States Steel Corp. ..................................        2,300        137,425
                                                                                                   ------------
                                                                                                      6,167,423
                                                                                                   ------------
                       REAL ESTATE -- 0.6%
                       Real Estate Investment Trusts -- 0.6%
                       CBL & Associates Properties, Inc. ..........................        5,600        236,992
                       General Growth Properties, Inc. ............................        4,800        247,680
                       Simon Property Group, Inc. .................................       10,700        886,388
                       Ventas, Inc. ...............................................        6,900        211,140
                                                                                                   ------------
                                                                                                      1,582,200
                                                                                                   ------------
                       UTILITIES -- 2.5%
                       Electric Utilities -- 0.6%
                       Northeast Utilities.........................................       30,500        606,340
                       TXU Corp. ..................................................       18,800        952,032
                       Gas & Pipeline Utilities -- 0.4%
                       Dominion Resources, Inc. ...................................       12,100        913,913
                       Sempra Energy...............................................        4,300        206,615
                       Telephone -- 1.5%
                       AT&T Inc. ..................................................       84,600      2,195,370
                       BellSouth Corp. ............................................       19,000        546,630
                       Sprint Nextel Corp. ........................................       52,700      1,206,303
                                                                                                   ------------
                                                                                                      6,627,203
                                                                                                   ------------
                       TOTAL COMMON STOCK (cost $152,775,193)......................                 158,097,912
                                                                                                   ------------
                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.2%                                 AMOUNT
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Financial Services -- 0.2%
                       Residential Asset Security Mtg. Pass 4.80% due 01/25/34(2)
                         (cost $489,388)...........................................  $   490,000        491,138
                                                                                                   ------------

                       BONDS & NOTES -- 31.5%
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Hanover Compressor Co. 9.00% due 06/01/14...................      125,000        136,562
                                                                                                   ------------
                       FINANCE -- 1.0%
                       Banks -- 0.1%
                       HSBC Bank USA 5.63% due 08/15/35............................      115,000        111,537
                       UOB Cayman, Ltd. 5.80% due 12/15/16*........................      180,000        178,463
                       Financial Services -- 0.7%
                       Bear Stearns Cos., Inc. 5.30% due 10/30/15..................       90,000         89,133
                       Consolidated Communications 9.75% due 04/01/12..............      312,000        331,500
                       Ford Motor Credit Co. 8.63% due 11/01/10....................      100,000         96,264
                       General Electric Capital Corp. 6.75% due 03/15/32...........      340,000        394,846
                       Morgan Stanley 5.38% due 10/15/15...........................      180,000        178,669
                       Residential Capital Corp. 6.38% due 06/30/10................      409,000        419,253
                       Residential Capital Corp. 6.88% due 06/30/15................      202,000        217,107
                       Insurance -- 0.2%
                       Allstate Corp. 5.55% due 05/09/35...........................      105,000        101,628
                       Ambac Financial Group, Inc. 5.95% due 12/05/35..............      210,000        211,741

                                                           ---------------------

                                                                                      PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Americo Life, Inc. 7.88% due 05/01/13*......................  $   186,000   $    190,895
                       Selective Insurance Group, Inc. 6.70% due 11/01/35..........      105,000        105,121
                                                                                                   ------------
                                                                                                      2,626,157
                                                                                                   ------------
                       HEALTHCARE -- 0.1%
                       Drugs -- 0.0%
                       Wyeth 6.00% due 02/15/36*...................................      105,000        106,767
                       Health Services -- 0.1%
                       HCA, Inc. 6.95% due 05/01/12................................      200,000        205,780
                                                                                                   ------------
                                                                                                        312,547
                                                                                                   ------------
                       INDUSTRIAL & COMMERCIAL -- 0.2%
                       Business Services -- 0.0%
                       Service Corp. International 6.75% due 04/01/16..............       95,000         93,931
                       Transportation -- 0.2%
                       Burlington Northern Santa Fe 8.13% due 04/15/20.............      164,000        203,619
                       Norfolk Southern Corp. 5.59% due 05/17/25...................      269,000        265,359
                                                                                                   ------------
                                                                                                        562,909
                                                                                                   ------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.1%
                       Time Warner Entertainment Co. 8.38% due 03/15/23............      302,000        349,777
                       Leisure & Tourism -- 0.1%
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................      175,000        168,656
                                                                                                   ------------
                                                                                                        518,433
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 0.2%
                       Communication Equipment -- 0.0%
                       ICO North America, Inc. 7.50% due 08/15/09(5)...............       35,000         47,250
                       Telecommunications -- 0.2%
                       Verizon New York, Inc. 6.88% due 04/01/12...................       94,000         98,524
                       Verizon New York, Inc. 7.38% due 04/01/32...................      420,000        439,449
                                                                                                   ------------
                                                                                                        585,223
                                                                                                   ------------
                       U.S. GOVERNMENT AGENCIES -- 9.8%
                       U.S. Government Agencies -- 9.8%
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/19.............    2,605,079      2,534,499
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/19.............      198,297        196,040
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............    1,245,246      1,204,960
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/34.............    1,807,515      1,749,037
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/35.............    1,895,045      1,830,348
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/34.............      723,342        716,690
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............    1,780,162      1,801,124
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/16.............      141,857        145,506
                       Federal Home Loan Mtg. Corp. 7.00% due 04/01/32.............      327,294        339,594
                       Federal National Mtg. Assoc. 5.00% due 03/01/18.............      249,381        246,795
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............       47,531         47,209
                       Federal National Mtg. Assoc. 5.00% due 07/01/18.............      337,516        334,016
                       Federal National Mtg. Assoc. 5.00% due 08/01/18.............      292,723        289,688
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............      981,746        971,566
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............      219,700        217,201
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............    2,152,525      2,087,497
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............      796,337        771,013
                       Federal National Mtg. Assoc. 5.50% due 10/01/17.............      834,316        840,096
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............      249,800        251,531
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............    2,796,171      2,772,212
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............      372,906        381,195

---------------------
    60

                                                                                      PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 6.00% due 12/01/33.............  $ 1,157,359   $  1,169,938
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............      575,577        581,400
                       Federal National Mtg. Assoc. 6.50% due 09/01/32.............    1,427,818      1,466,560
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............      223,809        229,471
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........    1,697,458      1,705,584
                       Government National Mtg. Assoc. 7.50% due 01/15/32..........      297,430        313,242
                       Tennessee Valley Authority 4.65% due 06/15/35...............      248,000        232,307
                                                                                                   ------------
                                                                                                     25,426,319
                                                                                                   ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 19.7%
                       U.S. Treasuries -- 19.7%
                       United States Treasury Bonds 5.38% due 02/15/31.............   17,443,000     19,202,281
                       United States Treasury Bonds 6.25% due 08/15/23.............      302,000        355,511
                       United States Treasury Notes 4.25% due 10/15/10.............      180,000        178,038
                       United States Treasury Notes 4.25% due 01/15/11.............   10,900,000     10,796,962
                       United States Treasury Notes 4.38% due 12/31/07.............    8,500,000      8,475,427
                       United States Treasury Notes 4.38% due 12/15/10.............      115,000        114,344
                       United States Treasury Notes 4.50% due 11/15/10.............       90,000         89,965
                       United States Treasury Notes 4.50% due 11/15/15.............    8,782,000      8,761,757
                       United States Treasury Notes 6.88% due 05/15/06.............    3,400,000      3,422,046
                                                                                                   ------------
                                                                                                     51,396,334
                                                                                                   ------------
                       UTILITIES -- 0.2%
                       Electric Utilities -- 0.1%
                       AES Corp. 7.75% due 03/01/14................................      275,000        290,125
                                                                                                   ------------
                       Telephone -- 0.1%
                       Sprint Capital Corp. 6.88% due 11/15/28.....................      253,000        274,114
                                                                                                   ------------
                                                                                                        564,239
                                                                                                   ------------
                       TOTAL BONDS & NOTES (cost $83,161,613)......................                  82,128,723
                                                                                                   ------------

                       FOREIGN BONDS & NOTES -- 2.5%
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Gazprom International SA 7.20% due 02/01/20*................      146,000        155,216
                       Nexen, Inc 5.88% due 03/10/35...............................      235,000        228,884
                                                                                                   ------------
                                                                                                        384,100
                                                                                                   ------------
                       FINANCE -- 0.4%
                       Banks -- 0.1%
                       Banco Continental de Panama SA 6.63% due 06/01/06*..........       89,000         89,225
                       Financial Services -- 0.3%
                       Aries Vermoegensverwaltungs GmbH 9.60% due 10/25/14.........      500,000        640,050
                       ING Groep NV 5.78% due 12/08/15(6)..........................      215,000        216,049
                                                                                                   ------------
                                                                                                        945,324
                                                                                                   ------------
                       FOREIGN GOVERNMENT BONDS -- 1.8%
                       Foreign Government Bonds -- 1.8%
                       Federal Republic of Brazil 8.00% due 01/15/18...............      275,000        300,712
                       Federal Republic of Brazil 10.50% due 07/14/14..............      290,000        362,500
                       Republic of Argentina 4.89% due 08/03/12(3).................      330,000        261,690
                       Republic of Argentina 0.00% due 12/15/06(6).................    1,810,089        125,258
                       Republic of Argentina 8.28% due 12/31/33....................      664,306        592,561
                       Republic of Turkey 9.00% due 06/30/11.......................      265,000        300,113
                       Republic of Turkey 11.88% due 01/15/30......................      530,000        810,237
                       Republic of Venezuela 8.50% due 10/08/14....................      140,000        156,870
                       Republic of Venezuela 9.25% due 09/15/27....................      700,000        873,600

                                                           ---------------------

                                                                                      PRINCIPAL       VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT BONDS (continued)
                       Foreign Government Bonds (continued)
                       Russian Federation 5.00% due 03/30/30(2)....................  $   470,000   $    525,178
                       Russian Federation 5.00% due 03/31/30*(2)...................      173,000        192,895
                       United Mexican States 7.50% due 04/08/33....................      199,000        232,731
                                                                                                   ------------
                                                                                                      4,734,345
                                                                                                   ------------
                       INFORMATION TECHNOLOGY -- 0.1%
                       Telecommunications -- 0.1%
                       America Movil SA de CV 6.38% due 03/01/35...................      154,000        148,189
                                                                                                   ------------
                       MATERIALS -- 0.1%
                       Metals & Minerals -- 0.1%
                       Noranda, Inc. 6.00% due 10/15/15............................       90,000         90,589
                       Teck Cominco, Ltd. 6.13% due 10/01/35.......................      105,000        102,453
                                                                                                   ------------
                                                                                                        193,042
                                                                                                   ------------
                       UTILITIES -- 0.0%
                       Gas & Pipeline Utilities -- 0.0%
                       PTT Public Co., Ltd. 5.88% due 08/03/35*....................      134,000        126,650
                                                                                                   ------------
                       TOTAL FOREIGN BONDS & NOTES (cost $5,989,657)...............                   6,531,650
                                                                                                   ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $242,415,851)...                 247,249,420
                                                                                                   ------------

                       REPURCHASE AGREEMENT -- 6.9%
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.05% dated 01/31/06, to be repurchased
                         02/01/06 in the amount of $18,089,030 and collateralized
                         by $18,900,000 of United States Treasury Notes, bearing
                         interest at 4.13%, due 05/15/15 and having an approximate
                         value of $18,451,125 (cost $18,088,000)...................   18,088,000     18,088,000
                                                                                                   ------------

                       TOTAL INVESTMENTS --
                         (cost $260,503,851)@                           101.7%                       265,337,420
                       Liabilities in excess of other assets --          (1.7)                        (4,420,432)
                                                                        ------                      ------------
                       NET ASSETS --                                    100.0%                      $260,916,988
                                                                        ======                      ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $1,040,111 representing 0.40% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
               @  See Note 3 for cost of investment on a tax basis.
              (1) Consists of more than one class of securities traded together as a unit.
              (2) "Step Up" bond where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
              (3) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2006.
              (4) Illiquid security
              (5) Fair valued security; see Note 2
              (6) Variable rate security -- the rate reflected is as of January
                  31, 2006. Maturity date reflects next reset date.

              See Notes to Financial Statements

---------------------
    62

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Service Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies......................   17.5%
      Financial Services............................   10.8
      U.S. Government Treasuries....................    8.5
      Banks.........................................    7.6
      Energy Services...............................    6.4
      Telecommunications............................    4.3
      Drugs.........................................    3.7
      Insurance.....................................    3.7
      Food, Beverage & Tobacco......................    3.3
      Energy Sources................................    2.7
      Broadcasting & Media..........................    2.3
      Telephone.....................................    2.1
      Aerospace & Military Technology...............    2.0
      Machinery.....................................    2.0
      Retail........................................    2.0
      Chemicals.....................................    1.7
      Commercial Papers.............................    1.7
      Forest Products...............................    1.7
      Housing.......................................    1.4
      Electrical Utilities..........................    1.3
      Business Services.............................    1.2
      Internet Software.............................    1.2
      Medical Products..............................    1.1
      Multi-Industry................................    1.0
      Apparel & Textiles............................    0.9
      Gas & Pipeline Utilities......................    0.9
      Electronics...................................    0.8
      Computer & Business Equipment.................    0.7
      Computer Software.............................    0.7
      Entertainment Products........................    0.6
      Household Products............................    0.6
      Transportation................................    0.6
      Computer Services.............................    0.5
      Health Services...............................    0.5
      Real Estates Trusts...........................    0.5
      Leisure & Tourism.............................    0.4
      Metals & Minerals.............................    0.3
      Real Estates Companies........................    0.3
      Foreign Government............................    0.2
      Building Materials............................    0.1
      Communication Equipment.......................    0.1
      Electrical Equipment..........................    0.1
                                                      -----
                                                      100.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                        VALUE
                       COMMON STOCK -- 60.1%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.1%
                       Apparel & Textiles -- 0.9%
                       Gap, Inc....................................................      526,770   $    9,529,269
                       Housing -- 1.3%
                       Masco Corp..................................................      442,120       13,108,858
                       Retail -- 1.9%
                       Circuit City Stores, Inc....................................       71,920        1,813,103
                       Family Dollar Stores, Inc...................................      174,630        4,182,388
                       Federated Department Stores, Inc............................       11,500          766,245
                       Home Depot, Inc.............................................       38,600        1,565,230
                       Lowe's Cos., Inc............................................        8,770          557,334
                       Officemax, Inc..............................................      134,910        3,854,379
                       TJX Cos., Inc...............................................       16,100          411,033
                       Wal-Mart Stores, Inc........................................      131,720        6,073,609
                                                                                                   ---------------
                                                                                                       41,861,448
                                                                                                   ---------------
                       CONSUMER STAPLES -- 3.5%
                       Food, Beverage & Tobacco -- 2.9%
                       Altria Group, Inc...........................................      155,410       11,242,359
                       Archer-Daniels-Midland Co...................................       44,850        1,412,775
                       Coca-Cola Co................................................       56,650        2,344,177
                       Diageo, PLC.................................................      251,730        3,746,076
                       H.J. Heinz Co...............................................       38,080        1,292,435
                       Kellogg Co..................................................       61,320        2,630,628
                       Molson Coors Brewing Co.....................................       18,700        1,168,750
                       Nestle SA...................................................        6,986        2,049,161
                       PepsiCo, Inc................................................       41,960        2,399,273
                       Sara Lee Corp...............................................       64,460        1,178,329
                       Household Products -- 0.6%
                       Colgate-Palmolive Co........................................       36,370        1,996,349
                       Estee Lauder Cos., Inc., Class A............................       78,730        2,871,283
                       Kimberly-Clark Corp.........................................       19,950        1,139,544
                                                                                                   ---------------
                                                                                                       35,471,139
                                                                                                   ---------------
                       ENERGY -- 8.4%
                       Energy Services -- 5.7%
                       Allegheny Energy, Inc.+.....................................        8,600          299,194
                       Amerada Hess Corp...........................................       30,510        4,722,948
                       BJ Services Co..............................................       50,220        2,033,408
                       BP, PLC ADR.................................................       37,480        2,710,179
                       ChevronTexaco Corp..........................................       60,221        3,575,923
                       ConocoPhillips..............................................      124,400        8,048,680
                       Entergy Corp................................................       30,470        2,117,970
                       Exelon Corp.................................................       54,640        3,137,429
                       Exxon Mobil Corp............................................      152,466        9,567,241
                       FirstEnergy Corp............................................       27,680        1,386,768
                       GlobalSantaFe Corp..........................................      148,710        9,078,745
                       Noble Corp..................................................       94,970        7,639,387
                       PPL Corp....................................................       93,340        2,812,334
                       Public Service Enterprise Group, Inc........................       13,100          912,022

---------------------
    64

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 2.7%
                       Apache Corp.................................................       37,400   $    2,824,822
                       Cooper Cameron Corp.+.......................................       65,040        3,147,286
                       Devon Energy Corp...........................................      141,060        9,621,702
                       EOG Resources, Inc..........................................       31,520        2,664,701
                       Total SA Sponsored ADR......................................       63,940        8,844,820
                                                                                                   ---------------
                                                                                                       85,145,559
                                                                                                   ---------------
                       FINANCE -- 16.0%
                       Banks -- 6.4%
                       Bank of America Corp........................................      568,915       25,163,110
                       Mellon Financial Corp.......................................      356,110       12,560,000
                       PNC Financial Services Group, Inc...........................      246,610       15,995,124
                       SunTrust Banks, Inc.........................................       90,000        6,430,500
                       UBS AG......................................................       18,807        2,044,799
                       Wells Fargo & Co............................................       56,980        3,553,273
                       Financial Services -- 6.2%
                       American Express Co.........................................       62,610        3,283,895
                       Ameriprise Financial, Inc...................................        4,462          181,559
                       Capital One Financial Corp..................................       34,820        2,900,506
                       Citigroup, Inc..............................................      233,423       10,872,843
                       Countrywide Financial Corp..................................       67,570        2,259,541
                       Fannie Mae..................................................       56,860        3,294,468
                       Franklin Resources, Inc.....................................       29,930        2,948,105
                       Freddie Mac.................................................       15,370        1,043,008
                       Goldman Sachs Group, Inc....................................       44,940        6,347,775
                       J.P. Morgan Chase & Co......................................      365,040       14,510,340
                       Lehman Brothers Holdings, Inc...............................       33,130        4,653,108
                       Merrill Lynch & Co., Inc....................................      106,892        8,024,382
                       Morgan Stanley..............................................       47,530        2,920,719
                       Insurance -- 3.4%
                       ACE, Ltd....................................................       30,920        1,692,870
                       Allstate Corp...............................................      168,830        8,787,602
                       Chubb Corp..................................................       13,140        1,239,759
                       CIGNA Corp..................................................        7,000          851,200
                       Conseco, Inc.+..............................................      227,710        5,549,293
                       Genworth Financial, Inc., Class A...........................       93,450        3,061,422
                       Hartford Financial Services Group, Inc......................       63,400        5,213,382
                       Lincoln National Corp.......................................       37,440        2,041,603
                       MetLife, Inc................................................      101,870        5,109,799
                       XL Capital, Ltd., Class A...................................       14,850        1,004,751
                                                                                                   ---------------
                                                                                                      163,538,736
                                                                                                   ---------------
                       HEALTHCARE -- 5.1%
                       Drugs -- 3.6%
                       Abbott Laboratories.........................................       92,650        3,997,848
                       Eli Lilly and Co............................................       26,300        1,489,106
                       Merck & Co., Inc............................................      457,120       15,770,640
                       Wyeth.......................................................      338,550       15,657,937
                       Health Services -- 0.4%
                       Tenet Healthcare Corp.+.....................................      602,360        4,379,157
                       Medical Products -- 1.1%
                       Baxter International, Inc...................................        9,520          350,812
                       Johnson & Johnson...........................................      170,560        9,814,023
                       MedImmune, Inc.+............................................       21,120          720,614
                                                                                                   ---------------
                                                                                                       52,180,137
                                                                                                   ---------------

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 6.1%
                       Aerospace & Military Technology -- 1.7%
                       Lockheed Martin Corp........................................      121,200   $    8,199,180
                       Northrop Grumman Corp.......................................       71,360        4,433,597
                       United Technologies Corp....................................       84,020        4,904,247
                       Business Services -- 0.9%
                       Accenture, Ltd., Class A....................................      134,560        4,242,677
                       Cendant Corp................................................      105,300        1,762,722
                       Johnson Controls, Inc.......................................       24,790        1,716,460
                       W.W. Grainger, Inc..........................................       14,980        1,062,531
                       Electrical Equipment -- 0.1%
                       Hubbell, Inc., Class B......................................       25,220        1,133,639
                       Machinery -- 1.9%
                       Cooper Industries, Ltd., Class A............................       20,960        1,711,384
                       Deere & Co..................................................       54,070        3,880,063
                       Finning International, Inc..................................        2,480           84,695
                       Illinois Tool Works, Inc....................................       39,900        3,363,171
                       Tyco International, Ltd.....................................      402,770       10,492,159
                       Multi-Industry -- 1.0%
                       3M Co.......................................................       31,070        2,260,342
                       General Electric Co.........................................      163,080        5,340,870
                       Nalco Holding Co.+..........................................      128,100        2,363,445
                       Transportation -- 0.5%
                       Burlington Northern Santa Fe Corp...........................       34,710        2,780,965
                       CNF, Inc....................................................        8,110          415,638
                       Norfolk Southern Corp.......................................       47,980        2,391,323
                                                                                                   ---------------
                                                                                                       62,539,108
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 2.8%
                       Broadcasting & Media -- 2.0%
                       CBS Corp., Class B..........................................      177,687        4,642,962
                       Knight-Ridder, Inc..........................................       46,140        2,872,215
                       New York Times Co., Class A.................................       53,020        1,500,466
                       Reed International, PLC.....................................      143,450        1,352,546
                       Tribune Co..................................................       27,410          795,164
                       Walt Disney Co..............................................      383,110        9,696,514
                       Entertainment Products -- 0.6%
                       Hasbro, Inc.................................................       35,430          751,116
                       International Game Technology...............................       41,790        1,495,246
                       Mattel, Inc.................................................      203,470        3,357,255
                       Leisure & Tourism -- 0.2%
                       McDonald's Corp.............................................       56,380        1,973,864
                                                                                                   ---------------
                                                                                                       28,437,348
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 7.6%
                       Communication Equipment -- 0.1%
                       Nokia Corp. ADR.............................................       56,640        1,041,043
                       Computers & Business Equipment -- 0.7%
                       International Business Machines Corp........................       24,020        1,952,826
                       Sun Microsystems, Inc.+.....................................    1,231,220        5,540,490
                       Computer Services -- 0.5%
                       Compuware Corp.+............................................      553,370        4,559,769
                       Computer Software -- 0.7%
                       Oracle Corp.+...............................................      601,590        7,561,986

---------------------
    66

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 0.7%
                       Analog Devices, Inc.........................................       54,650   $    2,173,431
                       Intel Corp..................................................      133,460        2,838,694
                       Samsung Electronic Co., Ltd.*...............................          200           76,600
                       Samsung Electronics Co., Ltd. GDR+*.........................        2,760        1,057,080
                       Xilinx, Inc.................................................       40,250        1,133,440
                       Internet Software -- 1.2%
                       Symantec Corp.+.............................................      648,760       11,924,209
                       Telecommunications -- 3.7%
                       Cisco Systems, Inc.+........................................      197,040        3,659,033
                       Nortel Networks Corp.+......................................    2,902,390        8,707,170
                       Verizon Communications, Inc.................................      421,720       13,351,655
                       Viacom, Inc.+...............................................      191,887        7,959,473
                       Vodafone Group, PLC Sponsored ADR...........................      200,017        4,222,359
                                                                                                   ---------------
                                                                                                       77,759,258
                                                                                                   ---------------
                       MATERIALS -- 3.4%
                       Chemicals -- 1.6%
                       Air Products and Chemicals, Inc.............................       54,550        3,365,190
                       Dow Chemical Co.............................................       37,920        1,604,016
                       du Pont (E.I.) de Nemours & Co..............................      123,930        4,851,859
                       PPG Industries, Inc.........................................       59,660        3,549,770
                       Praxair, Inc................................................       12,060          635,321
                       Sherwin-Williams Co.........................................       13,400          708,860
                       Syngenta AG+................................................       14,810        1,882,455
                       Forest Products -- 1.6%
                       Bowater, Inc................................................      139,880        3,824,319
                       International Paper Co......................................       57,620        1,880,141
                       MeadWestvaco Corp...........................................       41,430        1,105,767
                       Owens-Illinois, Inc.+.......................................      428,790        9,429,092
                       Smurfit-Stone Container Corp.+..............................       37,450          478,985
                       Metals & Minerals -- 0.2%
                       BHP Billiton PLC............................................       90,300        1,668,284
                                                                                                   ---------------
                                                                                                       34,984,059
                                                                                                   ---------------
                       UTILITIES -- 3.1%
                       Electric Utilities -- 0.6%
                       FPL Group, Inc..............................................       89,150        3,725,578
                       NRG Energy, Inc.+...........................................       19,810          956,229
                       TXU Corp....................................................       19,600          992,544
                       Gas & Pipeline Utilities -- 0.7%
                       AGL Resources, Inc..........................................       29,270        1,047,281
                       Dominion Resources, Inc.....................................       87,390        6,600,567
                       Telephone -- 1.8%
                       AT&T Inc....................................................      109,290        2,836,075
                       Sprint Nextel Corp..........................................      688,930       15,769,608
                                                                                                   ---------------
                                                                                                       31,927,882
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $540,775,766)......................                   613,844,674
                                                                                                   ---------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       ASSET-BACKED SECURITIES -- 2.8%                                 AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 2.8%
                       Banks -- 0.8%
                       Banc America Commercial Mtg, Inc. Series 2005-2 Class A5
                         4.86% due 07/10/43(1).....................................  $ 1,000,000   $      969,877
                       Banc America Commercial Mtg, Inc. Series 2005-6 Class A4
                         5.18% due 09/10/47(1).....................................      500,000          500,115
                       Banc America Commercial Mtg, Inc. Series 2005-6 Class AM
                         5.18% due 09/10/47(1).....................................      357,445          356,398
                       Capital One Auto Finance Trust, Series 2002-A Class A4 4.79%
                         due 01/15/09..............................................      825,137          823,260
                       Chase Commercial Mtg. Securities Corp., Series 2000-2 Class
                         A1 7.54% due 07/15/32(1)..................................       66,936           69,882
                       Citibank Credit Card Issuance Trust, Series 2001-C3 Class C3
                         6.65% due 05/15/08........................................      943,000          947,227
                       Wachovia Bank Commercial Mtg. Trust Series 2005-C16 Class A4
                         4.85% due 10/15/41(1).....................................      950,000          920,674
                       Wachovia Bank Commercial Mtg. Trust Series 2005-C17 Class A4
                         5.08% due 03/15/42(1).....................................      964,051          949,671
                       Wachovia Bank Commercial Mtg. Trust Series 2005-C18 Class A4
                         4.94% due 04/15/42(1).....................................    1,000,000          974,907
                       Wachovia Bank Commercial Mtg. Trust Series 2005-C21 Class AM
                         5.19% due 03/01/06(1).....................................      694,000          690,597
                       Wachovia Bank Commercial Mtg. Trust Series 2005-C22 Class A4
                         5.16% due 12/15/44(1).....................................      497,000          498,323
                       Financial Services -- 2.0%
                       AmeriCredit Automobile Receivables Trust, Series 2004-AF
                         Class A3 2.18% due 07/07/08...............................      527,126          524,153
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2005-PWR7 Class A3 5.12% due 02/11/41(1)..................      572,496          566,032
                       Countrywide Asset-Backed Certificates Series 2005-1 Class
                         AF3 4.58% due 07/25/35....................................       36,000           35,471
                       Countrywide Asset-Backed Certificates Series 2005-3 Class
                         AF3 4.82% due 08/25/35....................................      610,000          603,089
                       CPS Auto Receivables Trust, Series 2003-A Class A2 2.89% due
                         12/15/09*(7)..............................................       32,371           31,603
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 Class A2
                         6.70% due 06/20/30*(1)....................................      140,000          141,162
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 Class A2
                         7.00% due 06/02/33*(1)....................................      779,394          790,368
                       Deutsche Mtg & Asset Receiving Corp., Series 1998-C1 Class
                         A2 6.54% due 06/15/31(1)..................................      648,452          662,341
                       Falcon Franchise Loan, LLC Series 2000-1 Class A1 7.38% due
                         05/05/10*.................................................      212,739          220,450
                       Greenwich Capital Commercial Funding Corp. Series 2004-GG1
                         Class A7 5.32% due 06/10/36(1)............................      293,478          294,175
                       Greenwich Capital Commercial Funding Corp. Series 2005-GG3
                         Class A2 4.31% due 08/10/42(1)............................      633,450          615,524
                       Greenwich Capital Commercial Funding Corp. Series 2005-GG3
                         Class A4 5.22% due 04/10/37(1)............................      729,927          727,345
                       J.P. Morgan Chase Commercial Mtg. Securities Series 2004-C2
                         Class A3 5.21% due 05/15/41(1)............................      192,837          192,836
                       J.P. Morgan Chase Commercial Mtg. Securities Series
                         2005-CB12 Class AM 4.95% due 09/12/37(1)..................      800,000          777,185
                       J.P. Morgan Chase Commercial Mtg. Securities Series
                         2005-LDP1 Class A4 5.04% due 03/15/46(1)..................      959,574          942,631
                       J.P. Morgan Chase Commercial Mtg. Securities Series
                         2005-LDP2 Class AM 4.78% due 07/15/42(1)..................      650,000          624,041
                       J.P. Morgan Chase Commercial Mtg. Securities Series
                         2005-LDP4 Class X1 5.29% due 01/12/43(1)..................    1,000,000        1,005,729
                       LB Commercial Conduit Mtg. Trust, Series 1998-C1 Class A3
                         6.48% due 02/18/30(1).....................................    1,018,328        1,038,118
                       Lehman Large Loan, Series 1997-LLI Class B 6.95% due
                         10/12/34(1)...............................................      140,000          142,858

---------------------
    68

                                                                                      PRINCIPAL         VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Morgan Stanley Capital I, Inc. IO, Series 1998-HF2 Class X
                         0.73% due 11/15/30*(1)(2)(3)..............................  $19,451,934   $      335,149
                       Morgan Stanley Capital, I Inc., Series 2005-HQ5 Class A4
                         5.17% due 01/14/42(1).....................................      381,582          378,425
                       Multi-Family Capital Access One, Inc., Series 1 Class A
                         6.65% due 01/15/24........................................      194,901          200,623
                       RAAC Series Series 2004-SP3 Class AI3 4.97% due
                         09/25/34(4)...............................................      425,000          414,272
                       Residential Asset Mtg. Products, Inc. Series 2003-RS1 AI3
                         4.11% due 01/25/35........................................      441,287          432,280
                       Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3
                         3.80% due 07/25/30........................................      217,083          216,058
                       Residential Funding Mtg. Securities II, Inc. Series 2004-HI1
                         A3 3.05% due 07/25/16.....................................      669,000          665,910
                       Small Business Administration Participation Certificates,
                         Series 2004-20D 1 4.77% due 04/01/24(4)...................      474,998          466,084
                       Small Business Administration Participation Certificates,
                         Series 2004-20E 1 5.18% due 05/01/24(4)...................      766,650          769,404
                       Small Business Administration Participation Certificates,
                         Series 2004-20F 1 5.52% due 02/01/06(4)...................    1,106,901        1,128,668
                       Small Business Administration Participation Certificates,
                         Series 2004-20G 1 4.35% due 07/02/06(4)...................      160,880          154,052
                       Small Business Administration Participation Certificates,
                         Series 2004-20I 1 4.99% due 02/28/06(4)...................      664,863          660,181
                       Small Business Administration Participation Certificates,
                         Series 2005-20C 1 4.95% due 03/01/25(4)...................    1,121,780        1,112,844
                       Small Business Administration Participation Certificates,
                         Series 2005-20J 1 5.09% due 03/31/06(4)...................      595,000          592,473
                       Small Business Administration Participation Certificates,
                         Series 2005-20L 1 5.39% due 12/01/25(4)...................      531,000          537,372
                       Spirit Master Funding, LLC Series 2005-1 A1 5.05% due
                         07/20/23*(1)(6)(7)........................................      880,943          855,226
                       Structured Asset Secs Corp. Series 2005-4XS 1A2B 4.67% due
                         03/25/35..................................................    1,490,491        1,473,987
                       TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due
                         01/15/32*(1)..............................................      619,983          633,670
                                                                                                   ---------------
                       TOTAL ASSET BACKED SECURITIES (cost $29,280,689)............                    28,662,720
                                                                                                   ---------------
                       BONDS & NOTES -- 34.4%
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       Automotive -- 0.0%
                       Ford Motor Co. 7.45% due 07/16/31...........................      459,000          338,512
                       Housing -- 0.1%
                       Fortune Brands, Inc. 5.13% due 01/15/11.....................      808,000          803,268
                       Retail -- 0.1%
                       Wal Mart Stores, Inc. 5.25% due 09/01/35....................      953,000          908,986
                                                                                                   ---------------
                                                                                                        2,050,766
                                                                                                   ---------------
                       CONSUMER STAPLES -- 0.4%
                       Food, Beverage & Tobacco -- 0.4%
                       Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*.......    1,229,000        1,209,443
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................      850,000          843,344
                       Kraft Foods, Inc. 6.25% due 06/01/12........................      695,000          726,246
                       Miller Brewing Co. 5.50% due 08/15/13*......................    1,273,000        1,280,765
                                                                                                   ---------------
                                                                                                        4,059,798
                                                                                                   ---------------
                       ENERGY -- 0.6%
                       Energy Services -- 0.6%
                       Amerada Hess Corp. 7.30% due 08/15/31.......................      489,000          568,668

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       DTE Energy Co. 7.05% due 06/01/11...........................  $   613,000   $      657,646
                       Exelon Generation Co., LLC 6.95% due 06/15/11...............    1,087,000        1,166,382
                       FirstEnergy Corp. 6.45% due 11/15/11........................    1,089,000        1,144,821
                       Halliburton Co. 5.50% due 10/15/10..........................      502,000          510,466
                       MidAmerican Energy Holdings Co. 3.50% due 05/15/08..........      411,000          395,620
                       MidAmerican Energy Holdings Co. 5.88% due 10/01/12..........      340,000          347,401
                       PSEG Power, LLC 6.95% due 06/01/12..........................      313,000          337,309
                       PSEG Power, LLC 8.63% due 04/15/31..........................      412,000          536,186
                       Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17........      190,749          201,189
                       Energy Sources -- 0.0%
                       Ocean Energy, Inc. 4.38% due 10/01/07.......................      600,000          592,389
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......      120,000          146,580
                                                                                                   ---------------
                                                                                                        6,604,657
                                                                                                   ---------------
                       FINANCE -- 3.1%
                       Banks -- 0.8%
                       Bank of America Corp. 5.38% due 06/15/14....................      520,000          525,258
                       Bank of America Corp. 7.40% due 01/15/11....................    2,049,000        2,247,198
                       Barclays Bank, PLC 6.86% due 06/15/32*(5)...................    1,001,000        1,109,079
                       HBOS Capital Funding LP 6.07% due 06/30/14*(5)..............      423,000          432,888
                       Popular North America, Inc. 4.25% due 04/01/08..............      639,000          625,898
                       RBS Capital Trust II 6.43% due 01/03/34(5)..................      679,000          705,943
                       Wachovia Corp. 5.25% due 08/01/14...........................    1,565,000        1,551,267
                       Wells Fargo Bank NA 4.75% due 02/09/15......................    1,413,000        1,361,605
                       Wells Fargo Bank NA 6.45% due 02/01/11......................      151,000          160,430
                       Financial Services -- 2.0%
                       Boeing Capital Corp. 6.50% due 02/15/12.....................    1,282,000        1,372,921
                       CD Commercial Mtg Trust 1.00% due 07/15/44..................      550,000          549,981
                       Citigroup, Inc. 5.00% due 09/15/14..........................    2,379,000        2,324,445
                       Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10.....      729,000          702,722
                       Credit Suisse First Boston USA, Inc. 4.88% due 08/15/10.....      608,000          601,163
                       DBS Capital Funding Corp. 7.66% due 03/15/11*(5)............      669,000          735,937
                       Devon Financing Corp. 6.88% due 09/30/11....................      649,000          703,737
                       Duke Capital Corp. 8.00% due 10/01/19.......................      755,000          895,928
                       Financing Corp. 9.65% due 11/02/18..........................      235,000          335,281
                       Ford Motor Credit Co. 4.95% due 01/15/08....................      360,000          332,066
                       Ford Motor Credit Co. 5.70% due 01/15/10....................      960,000          849,127
                       Fund American Cos, Inc. 5.88% due 05/15/13..................      484,000          484,295
                       General Electric Capital Corp. 6.75% due 03/15/32...........    1,074,000        1,247,249
                       General Electric Capital Corp. 8.75% due 05/21/07...........      109,000          114,187
                       General Electric Capital Corp. 5.45% due 01/15/13...........      203,000          206,426
                       General Motors Acceptance Corp. 5.85% due 01/14/09..........      558,000          525,564
                       General Motors Acceptance Corp. 7.25% due 03/02/11..........      306,000          295,229
                       Goldman Sachs Group, Inc. 5.70% due 09/01/12................    1,220,000        1,243,013
                       HSBC Finance Corp. 5.25% due 01/14/11.......................      725,000          725,242
                       HSBC Finance Corp. 5.50% due 01/19/16.......................    1,025,000        1,021,224
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................      988,000          968,750
                       Lehman Brothers Holdings, Inc. 8.25% due 06/15/07...........      513,000          534,394
                       Merrill Lynch & Co., Inc. 5.45% due 07/15/14................      946,000          951,695
                       MidAmerican Funding, LLC 6.93% due 03/01/29.................      166,000          182,633
                       Morgan Stanley 4.75% due 04/01/14...........................      609,000          579,510
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      664,000          711,135
                       Natexis Ambs Co., LLC 8.44% due 06/30/08*(5)................      215,000          230,326
                       Insurance -- 0.3%
                       Ace INA Holding, Inc. 5.88% due 06/15/14....................    1,000,000        1,026,428
                       Allstate Corp. 5.55% due 05/09/35...........................       83,000           80,335
                       Allstate Corp. 6.13% due 12/15/32...........................      604,000          628,199

---------------------
    70

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Genworth Financial, Inc. 5.75% due 06/15/14.................  $   380,000   $      389,937
                       MetLife, Inc. 6.50% due 12/15/32............................      272,000          298,284
                       St. Paul Travelers Cos., Inc. 5.50% due 12/01/15............      541,000          541,837
                       Travelers Property Casualty Corp. 6.38% due 03/15/33........      251,000          262,712
                                                                                                   ---------------
                                                                                                       31,371,478
                                                                                                   ---------------
                       HEALTHCARE -- 0.2%
                       Drugs -- 0.1%
                       Wyeth 5.50% due 03/14/06....................................      773,000          777,920
                       Health Services -- 0.1%
                       HCA, Inc. 6.95% due 05/01/12................................      641,000          659,524
                       HCA, Inc. 8.75% due 09/01/10................................      165,000          181,920
                       Wellpoint, Inc. 5.25% due 01/15/16..........................      670,000          661,296
                                                                                                   ---------------
                                                                                                        2,280,660
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Aerospace & Military Technology -- 0.3%
                       BAE Systems Holdings, Inc. 5.20% due 08/15/15*..............    1,310,000        1,271,660
                       Northrop Grumman Corp. 7.75% due 02/15/31...................    1,072,000        1,347,976
                       Raytheon Co. 6.15% due 11/01/08.............................      414,000          425,147
                       Building Materials -- 0.1%
                       CRH America, Inc. 6.95% due 03/15/12........................      687,000          740,177
                       Business Services -- 0.3%
                       Cendant Corp. 6.88% due 08/15/06............................      851,000          858,296
                       Johnson Controls, Inc. 6.00% due 01/15/36...................      802,000          783,458
                       Waste Management, Inc. 7.00% due 07/15/28...................      458,000          508,617
                       Waste Management, Inc. 7.38% due 08/01/10...................      601,000          651,541
                       Machinery -- 0.1%
                       Kennametal, Inc. 7.20% due 06/15/12.........................      710,000          767,660
                       Tyco International Group SA 6.75% due 02/15/11..............      158,000          167,633
                       Transportation -- 0.1%
                       CSX Corp. 6.75% due 03/15/11................................      318,000          338,922
                       Union Pacific Corp. 5.38% due 05/01/14......................      579,000          581,224
                       Union Pacific Corp. 6.13% due 01/15/12......................      227,000          237,186
                                                                                                   ---------------
                                                                                                        8,679,497
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.3%
                       Hearst Argyle Television, Inc. 7.50% due 11/15/27...........      800,000          831,457
                       News America Holdings, Inc. 8.50% due 02/23/25..............      444,000          526,236
                       News America, Inc. 6.20% due 12/15/34.......................      700,000          683,407
                       Time Warner Entertainment Co., LP 8.38% due 07/15/33........      466,000          551,024
                       Time Warner Entertainment Co., LP 10.15% due 05/01/12.......      262,000          317,449
                       Leisure & Tourism -- 0.2%
                       Continental Airlines, Inc., Series 981A 6.65% due
                         03/15/19..................................................      905,006          897,361
                       Walt Disney Co. 6.38% due 03/01/12..........................      924,000          975,363
                       Walt Disney Co. 6.75% due 03/30/06..........................      286,000          286,904
                                                                                                   ---------------
                                                                                                        5,069,201
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 0.7%
                       Electronics -- 0.1%
                       System Energy Resources, Inc. 5.13% due 01/15/14*...........      393,538          378,025
                       Telecommunications -- 0.6%
                       Bellsouth Corp. 6.55% due 06/15/34..........................      662,000          690,334

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Cingular Wireless LLC 6.50% due 12/15/11....................  $   326,000   $      346,930
                       Cingular Wireless Services, Inc. 7.35% due 03/01/06.........      220,000          220,439
                       PCCW, Ltd. 6.00% due 07/15/13*..............................    1,500,000        1,522,500
                       TCI Communications Financing III 9.65% due 03/31/27.........    1,434,000        1,545,977
                       Verizon New York, Inc. 6.88% due 04/01/12...................    1,848,000        1,936,935
                                                                                                   ---------------
                                                                                                        6,641,140
                                                                                                   ---------------
                       MATERIALS -- 0.3%
                       Chemicals -- 0.1%
                       Dow Chemical Co. 5.75% due 12/15/08.........................      486,000          496,494
                       Dow Chemical Co. 6.00% due 10/01/12.........................      395,000          411,664
                       Forest Products -- 0.1%
                       MeadWestvaco Corp. 6.80% due 11/15/32.......................      333,000          329,396
                       Weyerhaeuser Co. 6.75% due 03/15/12.........................      746,000          787,712
                       Metals & Minerals -- 0.1%
                       Alcan, Inc 5.00% due 06/01/15...............................      540,000          520,462
                                                                                                   ---------------
                                                                                                        2,545,728
                                                                                                   ---------------
                       REAL ESTATE -- 0.8%
                       Real Estate Companies -- 0.3%
                       EOP Operating LP 6.80% due 01/15/09.........................    1,981,000        2,062,435
                       Socgen Real Estate Co., LLC 7.64% due 09/30/07*(5)..........    1,051,000        1,089,630
                       Real Estate Investment Trusts -- 0.5%
                       Boston Properties, Inc. 5.00% due 06/01/15..................      147,000          140,650
                       HRPT Properties Trust 6.25% due 08/15/16....................      520,000          535,031
                       Kimco Realty Corp. 6.00% due 11/30/12.......................      750,000          776,441
                       Simon Property Group LP 5.10% due 06/15/15..................      392,000          378,302
                       Simon Property Group LP 6.38% due 11/15/07..................      636,000          648,781
                       Vornado Realty Trust 5.63% due 06/15/07.....................    2,023,000        2,029,450
                                                                                                   ---------------
                                                                                                        7,660,720
                                                                                                   ---------------
                       U.S. GOVERNMENT AGENCIES -- 17.5%
                       U.S. Government Agencies -- 17.5%
                       Federal Home Loan Banks 3.25% due 07/21/06..................    1,535,000        1,524,832
                       Federal Home Loan Banks 3.75% due 09/28/06..................    4,695,000        4,664,501
                       Federal Home Loan Banks 3.90% due 02/25/08..................      570,000          560,320
                       Federal Home Loan Mtg. Corp. 3.75% due 11/15/06.............    2,794,000        2,771,531
                       Federal Home Loan Mtg. Corp. 4.13% due 11/18/09.............    1,015,000          990,726
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/18.............    1,175,334        1,143,490
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/18.............    1,546,339        1,504,444
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,034,014        1,005,999
                       Federal Home Loan Mtg. Corp. 4.50% due 03/01/19.............       99,545           96,845
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/19.............       68,901           67,023
                       Federal Home Loan Mtg. Corp. 4.50% due 02/01/20.............      457,913          445,430
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............      360,916          338,252
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............      256,162          240,538
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/35.............      236,576          221,720
                       Federal Home Loan Mtg. Corp. 4.88% due 11/15/13.............    1,788,000        1,787,540
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/18.............      709,447          702,096
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/18.............      900,536          891,205
                       Federal Home Loan Mtg. Corp. 5.00% due 02/01/19.............    1,074,054        1,061,834
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/33.............    2,411,976        2,337,668
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/33.............    1,152,893        1,117,375
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/34.............      578,795          560,070
                       Federal Home Loan Mtg. Corp. 5.00% due 04/01/34.............      306,334          296,423
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/35.............      377,729          364,833
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/35.............    1,207,083        1,165,873

---------------------
    72

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/35.............  $   560,208   $      541,082
                       Federal Home Loan Mtg. Corp. 5.00% due 10/01/35.............    3,001,381        2,898,913
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/19.............      650,471          654,139
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/19.............       41,086           41,330
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/19.............       43,424           43,669
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............      304,900          306,619
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/25.............      861,683          859,737
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/25.............      406,185          405,267
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/25.............      629,055          627,634
                       Federal Home Loan Mtg. Corp. 5.50% due 09/01/25.............      594,725          593,382
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/33.............    1,772,882        1,758,734
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............      447,855          444,281
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    1,800,319        1,785,953
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/34.............      203,541          201,669
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/34.............      137,986          136,717
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/35.............      106,291          105,254
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/35.............      838,142          829,966
                       Federal Home Loan Mtg. Corp. 5.50% due 09/01/35.............      303,226          300,269
                       Federal Home Loan Mtg. Corp. 5.50% due 10/01/35.............      971,853          962,373
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/16.............      148,359          151,204
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............      215,283          219,426
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............       62,013           63,205
                       Federal Home Loan Mtg. Corp. 6.00% due 06/01/17.............      125,190          127,600
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/17.............      127,813          130,273
                       Federal Home Loan Mtg. Corp. 6.00% due 10/01/17.............      160,967          164,065
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/19.............      917,034          934,433
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/19.............      197,660          201,411
                       Federal Home Loan Mtg. Corp. 6.00% due 11/01/19.............      109,326          111,425
                       Federal Home Loan Mtg. Corp. 6.00% due 02/01/23.............      789,417          803,360
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/34.............      192,451          194,511
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/34.............    1,156,079        1,168,451
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/34.............    2,593,401        2,621,155
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/34.............      200,928          203,079
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/35.............      429,414          433,963
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/35.............      384,435          388,507
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/34.............      147,073          150,660
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............      186,299          190,842
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/34.............      721,751          739,353
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/34.............      524,436          538,146
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/34.............       17,411           17,835
                       Federal National Mtg. Assoc. 3.00% due 03/02/07.............    1,178,000        1,155,129
                       Federal National Mtg. Assoc. 3.25% due 07/31/06.............    1,925,000        1,910,653
                       Federal National Mtg. Assoc. 4.01% due 08/01/13.............       87,316           81,744
                       Federal National Mtg. Assoc. 4.02% due 08/01/13.............      306,371          287,528
                       Federal National Mtg. Assoc. 4.50% due 04/01/18.............      851,940          829,343
                       Federal National Mtg. Assoc. 4.50% due 06/01/18.............      987,443          961,252
                       Federal National Mtg. Assoc. 4.50% due 07/01/18.............      661,682          644,131
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............      790,083          769,018
                       Federal National Mtg. Assoc. 4.50% due 04/01/20.............      761,485          741,182
                       Federal National Mtg. Assoc. 4.50% due 05/01/20.............      253,357          246,037
                       Federal National Mtg. Assoc. 4.50% due 07/01/20.............      249,098          242,456
                       Federal National Mtg. Assoc. 4.50% due 02/01/35.............      329,762          309,933
                       Federal National Mtg. Assoc. 4.50% due 03/01/35.............    1,357,549        1,273,416
                       Federal National Mtg. Assoc. 4.52% due 02/13/06.............      759,654          731,618
                       Federal National Mtg. Assoc. 4.62% due 04/01/13.............       87,632           85,272
                       Federal National Mtg. Assoc. 4.63% due 04/01/14.............      215,437          208,637
                       Federal National Mtg. Assoc. 4.63% due 10/15/14.............    1,122,000        1,104,401
                       Federal National Mtg. Assoc. 4.76% due 10/01/15(6)..........      178,421          174,068
                       Federal National Mtg. Assoc. 4.82% due 12/01/12.............      784,740          770,582

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 4.85% due 08/01/14.............  $   447,845   $      439,961
                       Federal National Mtg. Assoc. 4.88% due 03/01/20.............      182,923          181,291
                       Federal National Mtg. Assoc. 4.93% due 03/01/06.............    1,340,126        1,321,358
                       Federal National Mtg. Assoc. 4.94% due 08/01/15.............      200,000          198,114
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............       26,111           25,840
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    3,087,317        3,057,065
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............    1,178,662        1,166,440
                       Federal National Mtg. Assoc. 5.00% due 07/01/19.............      658,800          651,306
                       Federal National Mtg. Assoc. 5.00% due 09/01/19.............      388,145          383,730
                       Federal National Mtg. Assoc. 5.00% due 11/01/19.............    1,016,247        1,004,687
                       Federal National Mtg. Assoc. 5.00% due 03/01/20.............      785,870          776,458
                       Federal National Mtg. Assoc. 5.00% due 05/01/20.............      359,881          355,571
                       Federal National Mtg. Assoc. 5.00% due 03/01/34.............      267,855          259,337
                       Federal National Mtg. Assoc. 5.00% due 05/01/34.............      319,417          309,260
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............      226,115          218,925
                       Federal National Mtg. Assoc. 5.00% due 08/01/34.............      346,499          335,480
                       Federal National Mtg. Assoc. 5.00% due 09/01/34.............      900,400          871,767
                       Federal National Mtg. Assoc. 5.00% due 12/01/34.............      206,092          199,538
                       Federal National Mtg. Assoc. 5.00% due 06/01/35.............      263,298          254,472
                       Federal National Mtg. Assoc. 5.00% due 07/01/35.............    1,588,028        1,534,800
                       Federal National Mtg. Assoc. 5.25% due 04/15/07.............    3,654,000        3,670,900
                       Federal National Mtg. Assoc. 5.50% due 02/13/06.............      545,838          540,498
                       Federal National Mtg. Assoc. 5.50% due 02/13/06.............    1,340,381        1,326,467
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............      780,105          785,509
                       Federal National Mtg. Assoc. 5.50% due 01/01/18.............    1,005,560        1,012,526
                       Federal National Mtg. Assoc. 5.50% due 02/01/18.............      644,775          649,046
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      967,257          973,414
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............      719,843          724,425
                       Federal National Mtg. Assoc. 5.50% due 08/01/19.............      380,972          383,397
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............      371,225          373,587
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............      446,004          448,843
                       Federal National Mtg. Assoc. 5.50% due 11/01/19.............      132,555          133,399
                       Federal National Mtg. Assoc. 5.50% due 12/01/19.............      234,707          236,201
                       Federal National Mtg. Assoc. 5.50% due 05/01/25.............      546,089          544,513
                       Federal National Mtg. Assoc. 5.50% due 06/01/25.............      370,536          369,467
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,234,611        1,224,033
                       Federal National Mtg. Assoc. 5.50% due 04/01/33.............      611,730          606,489
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............    1,362,755        1,351,079
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............    1,131,753        1,122,056
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............    4,374,976        4,337,489
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............    1,604,276        1,590,530
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............      298,717          296,157
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      354,320          351,284
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      723,839          717,637
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............    1,626,908        1,612,968
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............      395,001          391,137
                       Federal National Mtg. Assoc. 5.50% due 03/01/34.............      160,387          158,919
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      437,620          433,339
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............    1,423,575        1,409,647
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............      301,536          298,586
                       Federal National Mtg. Assoc. 5.50% due 06/01/34.............      317,156          314,053
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............       87,628           86,771
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............      776,849          769,248
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............    1,975,425        1,956,098
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............      314,441          311,364
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............    4,171,786        4,130,972
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............    3,737,028        3,700,467
                       Federal National Mtg. Assoc. 5.50% due 11/01/34.............    7,290,566        7,219,239

---------------------
    74

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 5.50% due 12/01/34.............  $ 1,993,612   $    1,974,107
                       Federal National Mtg. Assoc. 5.50% due 12/01/34.............      232,219          229,947
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............    1,167,570        1,156,147
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............      264,341          261,755
                       Federal National Mtg. Assoc. 5.50% due 02/01/35.............      209,504          207,329
                       Federal National Mtg. Assoc. 5.50% due 04/01/35.............      761,759          753,851
                       Federal National Mtg. Assoc. 5.50% due 08/01/35.............      314,658          311,392
                       Federal National Mtg. Assoc. 5.50% due 09/01/35.............      151,774          150,198
                       Federal National Mtg. Assoc. 5.50% due 10/01/35.............      626,944          620,436
                       Federal National Mtg. Assoc. 5.72% due 02/01/09.............      385,000          389,089
                       Federal National Mtg. Assoc. 6.00% due 05/15/08.............      898,000          921,494
                       Federal National Mtg. Assoc. 6.00% due 05/15/11.............    2,800,000        2,952,216
                       Federal National Mtg. Assoc. 6.00% due 04/01/16.............      180,311          184,305
                       Federal National Mtg. Assoc. 6.00% due 12/01/16.............      251,902          257,492
                       Federal National Mtg. Assoc. 6.00% due 01/01/17.............      213,289          218,028
                       Federal National Mtg. Assoc. 6.00% due 02/01/17.............      993,174        1,015,763
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............      570,757          583,443
                       Federal National Mtg. Assoc. 6.00% due 03/01/18.............      140,979          144,113
                       Federal National Mtg. Assoc. 6.00% due 11/01/18.............    1,243,569        1,271,161
                       Federal National Mtg. Assoc. 6.00% due 11/01/25.............      280,884          285,407
                       Federal National Mtg. Assoc. 6.00% due 04/01/34.............    1,321,573        1,335,278
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............    1,084,459        1,095,705
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............    3,162,414        3,195,210
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............    1,662,512        1,679,754
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............    2,180,277        2,202,888
                       Federal National Mtg. Assoc. 6.00% due 09/01/34.............      814,390          822,836
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............      399,223          403,429
                       Federal National Mtg. Assoc. 6.00% due 11/01/34.............      262,464          265,186
                       Federal National Mtg. Assoc. 6.00% due 12/01/34.............      104,608          105,693
                       Federal National Mtg. Assoc. 6.00% due 12/01/35.............    1,029,377        1,039,854
                       Federal National Mtg. Assoc. 6.00% due 02/01/36.............      491,000          495,997
                       Federal National Mtg. Assoc. 6.13% due 03/15/12.............    8,239,000        8,788,624
                       Federal National Mtg. Assoc. 6.33% due 03/01/11.............      141,673          147,662
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............      475,996          489,001
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............      210,266          216,011
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............      159,629          163,990
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............      121,581          124,903
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............      531,775          546,304
                       Federal National Mtg. Assoc. 6.50% due 02/01/32.............      467,722          480,501
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............      958,851          984,869
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............      196,697          202,667
                       Federal National Mtg. Assoc. 6.50% due 08/01/32.............      820,710          842,979
                       Federal National Mtg. Assoc. 6.50% due 01/01/33.............      573,890          589,462
                       Federal National Mtg. Assoc. 6.50% due 03/01/34.............      124,877          128,037
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............      133,902          137,290
                       Federal National Mtg. Assoc. 6.50% due 06/01/34.............      177,584          182,077
                       Federal National Mtg. Assoc. 6.50% due 08/01/34.............      635,059          651,126
                       Federal National Mtg. Assoc. 6.63% due 09/15/09.............    2,374,000        2,516,516
                       Federal National Mtg. Assoc. 6.63% due 11/15/10.............    1,120,000        1,206,136
                       Federal National Mtg. Assoc. 7.50% due 02/01/30.............       71,268           74,738
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      177,730          186,100
                       Federal National Mtg. Assoc. 7.50% due 11/01/31.............      283,436          296,783
                       Federal National Mtg. Assoc. 7.50% due 02/01/32.............      153,397          160,621
                       Government National Mtg. Assoc. 4.50% due 07/20/33..........      101,352           96,309
                       Government National Mtg. Assoc. 4.50% due 09/20/33..........      617,901          587,157
                       Government National Mtg. Assoc. 4.50% due 12/20/34..........      180,032          171,030
                       Government National Mtg. Assoc. 5.00% due 06/15/34..........      529,925          522,378
                       Government National Mtg. Assoc. 5.00% due 10/15/34..........      320,321          315,763
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      798,291          803,040

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........  $ 3,545,130   $    3,565,605
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      376,527          378,702
                       Government National Mtg. Assoc. 5.50% due 10/15/35..........      192,197          193,109
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........      889,314          912,783
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........      742,953          762,508
                       Government National Mtg. Assoc. 6.00% due 02/15/34..........      393,120          403,082
                       Government National Mtg. Assoc. 6.00% due 07/15/34..........      389,077          398,937
                       Government National Mtg. Assoc. 6.00% due 09/15/34..........      384,455          394,198
                       Government National Mtg. Assoc. 6.00% due 02/20/35..........      480,069          490,421
                       Government National Mtg. Assoc. 6.00% due 04/20/35..........      199,083          203,376
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........        7,013            7,354
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       58,274           61,101
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        4,884            5,121
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       10,316           10,817
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      311,270          325,732
                       Government National Mtg. Assoc. 6.50% due 10/15/32..........       98,064          102,648
                       Government National Mtg. Assoc. 6.50% due 08/15/34..........      318,765          333,225
                                                                                                   ---------------
                                                                                                      178,234,310
                                                                                                   ---------------
                       U.S. GOVERNMENT OBLIGATIONS -- 8.6%
                       U.S. Treasuries -- 7.9%
                       United States Treasury Bonds 5.38% due 02/15/31.............    1,497,000        1,647,986
                       United States Treasury Bonds 6.00% due 02/15/26.............    5,684,000        6,596,771
                       United States Treasury Bonds 6.25% due 08/15/23.............   12,609,000       14,843,163
                       United States Treasury Bonds 8.00% due 11/15/21.............      318,000          432,505
                       United States Treasury Bonds 9.88% due 11/15/15.............      890,000        1,260,080
                       United States Treasury Bonds 10.38% due 11/15/12............      678,000          744,926
                       United States Treasury Notes 3.00% due 07/15/12.............    4,223,472        4,497,174
                       United States Treasury Notes 3.50% due 11/15/09.............    6,515,000        6,289,268
                       United States Treasury Notes 3.88% due 02/15/13.............      993,000          953,862
                       United States Treasury Notes 4.25% due 08/15/15.............    6,232,000        6,090,322
                       United States Treasury Notes 4.38% due 05/15/07.............      728,000          726,265
                       United States Treasury Notes 4.75% due 11/15/08.............    5,565,000        5,600,649
                       United States Treasury Notes 4.75% due 05/15/14.............      829,000          840,463
                       United States Treasury Notes 5.50% due 02/15/08.............    4,439,000        4,524,313
                       United States Treasury Notes 5.63% due 05/15/08.............   23,233,000       23,786,597
                       United States Treasury Notes 6.88% due 05/15/06.............    1,716,000        1,727,127
                       United States Treasury Notes 7.00% due 07/15/06.............    3,143,000        3,175,659
                       United States Treasury Notes TIPS 4.25% due 01/15/10........    3,402,163        3,710,616
                                                                                                   ---------------
                                                                                                       87,447,746
                                                                                                   ---------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.3%
                       CenterPoint Energy Resources Corp. 7.88% due 04/01/13.......      382,000          433,878
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............      649,000          654,274
                       Northeast Utilities 8.58% due 12/01/06......................       25,440           25,732
                       Oncor Electric Delivery Co. 7.00% due 09/01/22..............      905,000          996,547
                       Pacific Gas & Electric Co. 4.80% due 03/01/14...............      440,000          425,144
                       TXU Energy Co. 7.00% due 03/15/13...........................      268,000          283,649
                       Gas & Pipeline Utilities -- 0.2%
                       Dominion Resources, Inc. 5.15% due 07/15/15.................      824,000          792,434
                       Kinder Morgan Energy Partners LP 6.75% due 03/15/11.........      494,000          524,911
                       Kinder Morgan Energy Partners LP 7.40% due 03/15/31.........      187,000          212,756
                       Kinder Morgan Energy Partners LP 7.75% due 03/15/32.........      350,000          414,575
                       Valero Energy Corp. 6.88% due 04/15/12......................      565,000          610,996
                       Telephone -- 0.3%
                       Cox Communications, Inc. 4.63% due 06/01/13.................      985,000          912,183
                       SBC Communications, Inc. 5.10% due 09/15/14.................    1,023,000          991,811

---------------------
    76

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Telephone (continued)
                       SBC Communications, Inc. 6.15% due 09/15/34.................  $   339,000   $      333,769
                       Sprint Capital Corp. 6.88% due 11/15/28.....................      673,000          729,165
                       Telecom de Puerto Rico 6.65% due 05/15/06...................      150,000          150,569
                                                                                                   ---------------
                                                                                                        8,492,393
                                                                                                   ---------------
                       TOTAL BONDS & NOTES (cost $354,210,288).....................                   351,138,094
                                                                                                   ---------------
                       FOREIGN BONDS & NOTES -- 1.0%
                       -------------------------------------------------------------------------------------------
                       ENERGY -- 0.1%
                       Energy Services -- 0.1%
                       Nexen, Inc 5.88% due 03/10/35...............................      600,000          584,384
                                                                                                   ---------------
                       FINANCE -- 0.4%
                       Bank -- 0.0%
                       Nordea Bank AB 5.42% due 04/15/15*(5).......................      467,000          458,547
                       Financial Services -- 0.4%
                       UniCredito Italiano Capital Trust II 9.20% due
                         10/05/10*(5)..............................................      612,000          704,539
                       ING Groep NV 5.78% due 12/15/15.............................    1,620,000        1,627,907
                       Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*.....      444,000          454,719
                       UFJ Financial Aruba AEC 6.75% due 07/15/13..................      525,000          567,982
                                                                                                   ---------------
                                                                                                        3,813,694
                                                                                                   ---------------
                       FOREIGN GOVERNMENT BONDS -- 0.3%
                       AID-Egypt 4.45% due 09/15/15................................      785,000          762,235
                       State of Israel 4.63% due 06/15/13..........................      408,000          390,663
                       United Mexican States 6.38% due 01/16/13....................      927,000          981,693
                       United Mexican States 6.63% due 03/03/15....................      128,000          138,240
                       United Mexican States 7.50% due 04/08/33....................      294,000          343,833
                                                                                                   ---------------
                                                                                                        2,616,664
                                                                                                   ---------------
                       UTILITIES -- 0.3%
                       Electric Utilities -- 0.1%
                       Hydro Quebec 6.30% due 05/11/11.............................      820,000          870,586
                       Telephone -- 0.2%
                       Deutsche Telekom International Finance BV 8.25% due
                         06/14/06..................................................      946,000        1,180,196
                       France Telecom SA 8.00% due 02/28/06........................      265,000          294,005
                       Telecom Italia Capital SA 5.25% due 11/15/13................      343,000          333,185
                       Telecom Italia Capital SA 6.00% due 09/30/34................      477,000          451,682
                       Telefonica Europe BV 7.75% due 09/15/10.....................      140,000          152,713
                                                                                                   ---------------
                                                                                                        3,282,367
                                                                                                   ---------------
                       TOTAL FOREIGN BONDS & NOTES (cost $10,255,789)..............                    10,297,109
                                                                                                   ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $934,522,532)...                 1,003,942,597
                                                                                                   ---------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 1.7%                        AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 1.7%
                       Old Line Funding Corp. 4.47% due 02/01/06 (cost
                         $17,097,000)..............................................  $17,097,000   $   17,097,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS -- (cost
                         $951,619,532)@                  100.0%                     1,021,039,597
                       Other assets less
                         liabilities --                    0.0                            107,638
                                                         ------                    ---------------
                       NET ASSETS --                     100.0%                    $1,021,147,235
                                                         ======                    ===============

              -----------------------------
              +   Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.
              *   Securities exempt from registration under Rule 144A of the
                  Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $14,942,766 representing 1.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Commercial Mortgaged Back Security
              (2) Variable rate security -- the rate reflected is as of January
                  31, 2006; maturity date reflects final maturity date.
              (3) Interest Only
              (4) Collateralized Mortgaged Obligation
              (5) Perpetual maturity date. The maturity date shown represents the next call date.
              (6) Fair valued security; see Note 2
              (7) Illiquid security
              ADR -- American Depository Receipt
              TIPS -- Treasury Inflation Protected Securities
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------
    78

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Energy Services................................  24.9%
      Telecommunications.............................  20.9
      Telephone......................................  16.2
      Electric Utilities.............................  13.6
      Gas & Pipeline Utilities.......................  11.9
      Energy Sources.................................   6.8
      Euro Time Deposit..............................   3.3
      Water Utilities................................   1.7
      Broadcasting & Media...........................   0.5
                                                       ----
                                                       99.8%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                     VALUE
                       COMMON STOCK -- 96.5%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 31.7%
                       Energy Services -- 24.9%
                       American Electric Power Co., Inc. ..........................      14,670   $   547,484
                       Cinergy Corp. ..............................................      12,010       521,835
                       DTE Energy Co. .............................................      13,784       581,685
                       Edison International........................................      34,900     1,529,318
                       Endesa SA ADR...............................................      43,400     1,239,504
                       Exelon Corp. ...............................................      48,500     2,784,870
                       Great Plains Energy, Inc. ..................................      35,700     1,018,521
                       IDACORP, Inc. ..............................................      17,400       550,884
                       Pepco Holdings, Inc. .......................................      20,000       460,200
                       Pinnacle West Capital Corp. ................................      48,800     2,079,368
                       PPL Corp. ..................................................       8,780       264,541
                       Puget Energy, Inc. .........................................      11,700       246,753
                       WPS Resources Corp. ........................................       4,700       263,576
                       Energy Sources -- 6.8%
                       CMS Energy Corp.+...........................................      60,712       878,503
                       Constellation Energy Group, Inc. ...........................       4,600       268,042
                       Korea Electric Power Corp. ADR..............................      60,300     1,370,016
                       Scottish Power, PLC ADR.....................................      18,900       769,986
                                                                                                  ------------
                                                                                                   15,375,086
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 0.5%
                       Broadcasting & Media -- 0.5%
                       Gannett Co., Inc. ..........................................       4,000       247,200
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 20.9%
                       Telecommunications -- 20.9%
                       ALLTEL Corp. ...............................................      36,039     2,163,421
                       BCE, Inc. ..................................................      72,600     1,757,646
                       Magyar Tavkozlesi RT Sponsored ADR..........................      17,700       408,339
                       Telecom Italia SpA ADR......................................      31,688       890,116
                       Telefonos de Mexico SA de CV ADR............................      57,600     1,367,424
                       Telstra Corp., Ltd. ADR.....................................     113,700     1,744,158
                       Verizon Communications, Inc. ...............................      57,100     1,807,786
                                                                                                  ------------
                                                                                                   10,138,890
                                                                                                  ------------
                       UTILITIES -- 43.4%
                       Electric Utilities -- 13.6%
                       CenterPoint Energy, Inc. ...................................      88,900     1,136,142
                       DPL, Inc. ..................................................      19,900       510,236
                       FPL Group, Inc. ............................................      46,206     1,930,949
                       Northeast Utilities.........................................      21,000       417,480
                       NSTAR.......................................................      36,800     1,057,632
                       OGE Energy Corp. ...........................................       9,100       247,065
                       Southern Co. ...............................................       8,600       299,280
                       TXU Corp. ..................................................      10,864       550,153
                       Xcel Energy, Inc. ..........................................      23,700       460,254
                       Gas & Pipeline Utilities -- 11.9%
                       Dominion Resources, Inc. ...................................      15,619     1,179,703
                       Energy East Corp. ..........................................       5,200       129,220

---------------------
    80

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       KeySpan Corp. ..............................................      20,508   $   736,647
                       National Fuel Gas Co. ......................................      19,900       654,710
                       NICOR, Inc. ................................................      12,900       527,610
                       NiSource, Inc. .............................................      63,185     1,297,188
                       Peoples Energy Corp. .......................................      19,300       718,346
                       Sempra Energy...............................................      10,728       515,481
                       Telephone -- 16.2%
                       AT&T Inc. ..................................................     101,009     2,621,183
                       BellSouth Corp. ............................................      97,500     2,805,075
                       CenturyTel, Inc. ...........................................      25,100       835,830
                       Portugal Telecom, SGPS, SA ADR..............................      19,100       192,719
                       Sprint Nextel Corp. ........................................      60,400     1,382,556
                       Water Utilities -- 1.7%
                       Suez SA ADR.................................................       9,200       341,964
                       Veolia Environnement ADR....................................       9,600       488,544
                                                                                                  ------------
                                                                                                   21,035,967
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $38,463,153)....                46,797,143
                                                                                                  ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.3%                        AMOUNT
                       ---------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.3%
                       Euro Time Deposit with State Street Bank & Trust Co. 2.25%
                         due 02/01/06 (cost $1,621,000)............................  $1,621,000     1,621,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $40,084,153)@                              99.8%                      48,418,143
                       Other assets less liabilities --                    0.2                           96,887
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $48,515,030
                                                                         ======                     ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Services................................  14.3%
      Banks..........................................   9.3
      Financial Services.............................   7.1
      Drugs..........................................   6.4
      Chemicals......................................   5.9
      Multi-Industry.................................   5.7
      Leisure & Tourism..............................   4.5
      Food, Beverage & Tobacco.......................   4.3
      Telephone......................................   4.1
      Medical Products...............................   3.9
      Computer Software..............................   3.8
      Electronics....................................   3.7
      Telecommunications.............................   3.4
      Communication Equipment........................   3.2
      Retail.........................................   3.2
      Household Products.............................   2.8
      Computers & Business Equipment.................   2.7
      Real Estate Investment Trusts..................   1.7
      Electric Utilities.............................   1.5
      Transportation.................................   1.5
      Aerospace & Military Technology................   1.4
      Machinery......................................   1.3
      Energy Sources.................................   1.3
      Broadcasting & Media...........................   1.0
      Health Services................................   0.8
      Metals & Minerals..............................   0.8
                                                       ----
                                                       99.6%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    82

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                    VALUE
                       COMMON STOCK -- 98.5%                                          SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Retail -- 3.2%
                       Home Depot, Inc. ...........................................     1,770    $   71,774
                       Wal-Mart Stores, Inc. ......................................     2,440       112,508
                                                                                                 -----------
                                                                                                    184,282
                                                                                                 -----------
                       CONSUMER STAPLES -- 7.1%
                       Food, Beverage & Tobacco -- 4.3%
                       Altria Group, Inc. .........................................     1,650       119,361
                       General Mills, Inc. ........................................     1,310        63,679
                       PepsiCo, Inc. ..............................................     1,140        65,185
                       Household Products -- 2.8%
                       Colgate-Palmolive Co. ......................................     1,710        93,862
                       Procter & Gamble Co. .......................................     1,150        68,115
                                                                                                 -----------
                                                                                                    410,202
                                                                                                 -----------
                       ENERGY -- 15.6%
                       Energy Services -- 14.3%
                       Alliant Energy Corp. .......................................     2,550        75,633
                       Baker Hughes, Inc. .........................................       550        42,592
                       BP, PLC ADR.................................................     1,742       125,964
                       ChevronTexaco Corp. ........................................     1,550        92,039
                       Cinergy Corp. ..............................................     1,770        76,907
                       ConocoPhillips..............................................     1,930       124,871
                       Exxon Mobil Corp. ..........................................     3,556       223,139
                       Halliburton Co. ............................................       860        68,413
                       Energy Sources -- 1.3%
                       Apache Corp. ...............................................     1,010        76,285
                                                                                                 -----------
                                                                                                    905,843
                                                                                                 -----------
                       FINANCE -- 16.4%
                       Banks -- 9.3%
                       Bank of America Corp. ......................................     4,000       176,920
                       Northern Trust Corp. .......................................       730        38,113
                       State Street Corp. .........................................     1,820       110,037
                       Wachovia Corp. .............................................     2,721       149,193
                       Wells Fargo & Co. ..........................................     1,050        65,478
                       Financial Services -- 7.1%
                       Alliance Capital Management Holding LP......................     1,590        96,100
                       Citigroup, Inc. ............................................     3,433       159,909
                       Goldman Sachs Group, Inc. ..................................       470        66,387
                       Merrill Lynch & Co., Inc. ..................................       870        65,311
                       Partners Trust Financial Group, Inc. .......................     1,870        22,066
                                                                                                 -----------
                                                                                                    949,514
                                                                                                 -----------
                       HEALTHCARE -- 10.8%
                       Drugs -- 6.4%
                       Abbott Laboratories.........................................     1,880        81,122
                       Pfizer, Inc. ...............................................     4,590       117,871
                       Wyeth.......................................................     3,810       176,212

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 0.8%
                       HCA, Inc. ..................................................       940    $   46,135
                       Medical Products -- 3.6%
                       Baxter International, Inc. .................................     1,980        72,963
                       Johnson & Johnson...........................................     1,690        97,243
                       Medtronic, Inc. ............................................       660        37,270
                                                                                                 -----------
                                                                                                    628,816
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 9.9%
                       Aerospace & Military Technology -- 1.4%
                       General Dynamics Corp. .....................................       680        79,125
                       Electrical Equipment -- 0.0%
                       ITC Holdings Corp. .........................................       100         2,720
                       Machinery -- 1.3%
                       Ingersoll-Rand Co., Class A.................................     1,930        75,791
                       Multi-Industry -- 5.7%
                       3M Co. .....................................................     1,140        82,935
                       General Electric Co. .......................................     4,980       163,095
                       Honeywell International, Inc. ..............................     2,270        87,213
                       Transportation -- 1.5%
                       United Parcel Service, Inc., Class B........................     1,150        86,147
                                                                                                 -----------
                                                                                                    577,026
                                                                                                 -----------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Broadcasting & Media -- 1.0%
                       Time Warner, Inc. ..........................................     3,290        57,674
                       Leisure & Tourism -- 4.5%
                       Harrah's Entertainment, Inc. ...............................     1,320        97,152
                       McDonald's Corp. ...........................................     2,600        91,026
                       Polaris Industries, Inc. ...................................     1,300        70,915
                                                                                                 -----------
                                                                                                    316,767
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 16.8%
                       Communication Equipment -- 3.2%
                       Motorola, Inc. .............................................     5,080       115,367
                       QUALCOMM, Inc. .............................................     1,450        69,542
                       Computers & Business Equipment -- 2.7%
                       Avery Denison Corp. ........................................       720        43,013
                       Hewlett-Packard Co. ........................................     3,690       115,054
                       Computer Software -- 3.8%
                       Microsoft Corp. ............................................     7,890       222,103
                       Electronics -- 3.7%
                       Emerson Electric Co. .......................................     1,010        78,224
                       Intel Corp. ................................................     4,260        90,610
                       Texas Instruments, Inc. ....................................     1,450        42,384
                       Telecommunications -- 3.4%
                       ALLTEL Corp. ...............................................       950        57,029
                       Verizon Communications, Inc. ...............................     4,390       138,987
                                                                                                 -----------
                                                                                                    972,313
                                                                                                 -----------

---------------------
    84

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       MATERIALS -- 5.9%
                       Chemicals -- 5.9%
                       Dow Chemical Co. ...........................................     1,670    $   70,641
                       E.I. du Pont de Nemours & Co. ..............................     1,310        51,286
                       Ecolab, Inc. ...............................................       970        34,736
                       Engelhard Corp. ............................................     1,472        59,322
                       Praxair, Inc. ..............................................     2,380       125,378
                                                                                                 -----------
                                                                                                    341,363
                                                                                                 -----------
                       REAL ESTATE -- 1.7%
                       Real Estate Investment Trusts -- 1.7%
                       Apartment Investment & Management Co., Class A..............     1,420        60,379
                       Duke Realty Corp. ..........................................     1,112        40,343
                                                                                                 -----------
                                                                                                    100,722
                                                                                                 -----------
                       UTILITIES -- 5.6%
                       Electric Utilities -- 1.5%
                       Xcel Energy, Inc. ..........................................     4,530        87,972
                       Telephone -- 4.1%
                       AT&T Inc. ..................................................     6,710       174,125
                       BellSouth Corp. ............................................     2,250        64,733
                                                                                                 -----------
                                                                                                    326,830
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $4,496,158)........................               5,713,678
                                                                                                 -----------

                       PREFERRED STOCK -- 0.8%
                       -------------------------------------------------------------------------------------
                       MATERIALS -- 0.8%
                       Metals & Minerals -- 0.8%
                       Freeport-McMoRan Copper & Gold, Inc. 5.50% (Convertible)
                         (cost $32,980)............................................        34        46,049
                                                                                                 -----------
                                                                                     PRINCIPAL
                       CONVERTIBLE BONDS -- 0.3%                                      AMOUNT
                       -------------------------------------------------------------------------------------
                       HEALTHCARE -- 0.3%
                       Medical Products -- 0.3%
                       Medarex, Inc. 2.25% due 05/15/11 (cost $15,173).............   $17,555        20,298
                                                                                                 -----------

                       TOTAL INVESTMENTS --
                         (cost $4,544,311)@                               99.6%                       5,780,025
                       Other assets less liabilities --                    0.4                           21,404
                                                                         ------                      -----------
                       NET ASSETS --                                     100.0%                      $5,801,429
                                                                         ======                      ===========

              -----------------------------
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Services...............................    9.7%
      Financial Services............................    8.3
      Banks.........................................    6.8
      Drugs.........................................    6.3
      Retail........................................    5.1
      Food, Beverage & Tobacco......................    4.9
      Insurance.....................................    4.8
      Medical Products..............................    3.9
      Computers & Business Equipment................    3.8
      Multi-Industry................................    3.7
      Electronics...................................    3.6
      Computer Software.............................    3.5
      Telecommunications............................    3.0
      Broadcasting & Media..........................    2.9
      Health Services...............................    2.5
      Household Products............................    2.4
      Energy Sources................................    2.4
      Machinery.....................................    2.0
      Aerospace & Military Technology...............    1.9
      Telephone.....................................    1.9
      Repurchase Agreement..........................    1.9
      Business Services.............................    1.8
      Transportation................................    1.7
      Leisure & Tourism.............................    1.5
      Chemicals.....................................    1.5
      Communication Equipment.......................    1.2
      Metals & Minerals.............................    1.0
      Housing.......................................    0.8
      Internet Content..............................    0.8
      Real Estate Investment Trusts.................    0.8
      Automotive....................................    0.7
      Electric Utilities............................    0.7
      Gas & Pipeline Utilities......................    0.7
      Apparel & Textiles............................    0.5
      Forest Products...............................    0.4
      Entertainment Products........................    0.3
      Computer Services.............................    0.2
      Internet Software.............................    0.2
      U.S. Treasury Bills...........................    0.2
      Education.....................................    0.1
      Electrical Equipment..........................    0.1
                                                      -----
                                                      100.5%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.
---------------------
    86

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                    VALUE
                       COMMON STOCK -- 98.4%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.1%
                       Apparel & Textiles -- 0.5%
                       Cintas Corp. ...............................................       490    $    20,874
                       Coach, Inc.+................................................     1,372         49,323
                       Gap, Inc. ..................................................     2,037         36,849
                       Jones Apparel Group, Inc. ..................................       415         12,981
                       Liz Claiborne, Inc. ........................................       368         12,777
                       Nike, Inc., Class B.........................................       688         55,694
                       V.F. Corp. .................................................       222         12,317
                       Automotive -- 0.7%
                       AutoNation, Inc.+...........................................       679         15,135
                       AutoZone, Inc.+.............................................       206         20,136
                       Cummins, Inc. ..............................................       160         15,568
                       Dana Corp. .................................................       619          3,015
                       Ford Motor Co. .............................................     6,594         56,576
                       General Motors Corp. .......................................     2,096         50,430
                       Goodyear Tire & Rubber Co.+.................................       626          9,791
                       Harley-Davidson, Inc. ......................................     1,009         54,012
                       Navistar International Corp.+...............................       241          6,555
                       PACCAR, Inc. ...............................................       601         41,830
                       Housing -- 0.8%
                       Black & Decker Corp. .......................................       278         23,991
                       Centex Corp. ...............................................       453         32,340
                       D.R. Horton, Inc. ..........................................     1,010         37,693
                       KB Home Corp. ..............................................       296         22,555
                       Leggett & Platt, Inc. ......................................       679         16,717
                       Lennar Corp., Class A.......................................       490         30,654
                       Masco Corp. ................................................     1,504         44,594
                       Maytag Corp. ...............................................       292          5,028
                       Newell Rubbermaid, Inc. ....................................       978         23,120
                       Pulte Homes, Inc. ..........................................       814         32,479
                       Snap-On, Inc. ..............................................        60          2,408
                       Stanley Works...............................................       242         11,868
                       Vulcan Materials Co. .......................................       300         21,564
                       Whirlpool Corp. ............................................       246         19,847
                       Retail -- 5.1%
                       Amazon.com, Inc.+...........................................     1,082         48,495
                       Bed Bath & Beyond, Inc.+....................................     1,054         39,430
                       Best Buy Co., Inc. .........................................     1,556         78,827
                       Circuit City Stores, Inc. ..................................       627         15,807
                       Costco Wholesale Corp. .....................................     1,676         83,616
                       CVS Corp. ..................................................     2,956         82,059
                       Dillard's, Inc., Class A....................................        74          1,917
                       Dollar General Corp. .......................................     1,128         19,063
                       Family Dollar Stores, Inc. .................................       570         13,651
                       Federated Department Stores, Inc. ..........................       983         65,497
                       Fortune Brands, Inc. .......................................       519         38,904
                       Home Depot, Inc. ...........................................     7,540        305,747
                       J.C. Penney Co., Inc. ......................................       844         47,095
                       Kohl's Corp.+...............................................     1,205         53,490

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Limited, Inc. ..............................................     1,236    $    29,244
                       Lowe's Cos., Inc. ..........................................     2,775        176,351
                       Nordstrom, Inc. ............................................       776         32,375
                       Office Depot, Inc.+.........................................     1,105         36,631
                       Officemax, Inc. ............................................       265          7,571
                       RadioShack Corp. ...........................................       492         10,922
                       Sears Holdings Corp. .......................................       354         42,990
                       Staples, Inc. ..............................................     2,596         61,551
                       Target Corp. ...............................................     3,121        170,875
                       Tiffany & Co. ..............................................       538         20,283
                       TJX Cos., Inc. .............................................     1,635         41,741
                       Wal-Mart Stores, Inc. ......................................     8,871        409,042
                       Walgreen Co. ...............................................     3,592        155,462
                       Wendy's International, Inc. ................................       391         23,049
                       Whole Foods Market, Inc. ...................................       336         24,820
                                                                                                 ------------
                                                                                                   2,935,226
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.3%
                       Food, Beverage & Tobacco -- 4.9%
                       Albertson's, Inc. ..........................................     1,367         34,380
                       Altria Group, Inc. .........................................     7,440        538,210
                       Anheuser-Busch Cos., Inc. ..................................     2,570        106,501
                       Archer-Daniels-Midland Co. .................................     2,375         74,812
                       Brown-Forman Corp., Class B.................................       196         13,900
                       Campbell Soup Co. ..........................................       626         18,736
                       Coca-Cola Co. ..............................................     7,347        304,019
                       Coca-Cola Enterprises, Inc. ................................       955         18,852
                       ConAgra Foods, Inc. ........................................     1,842         38,185
                       Constellation Brands, Inc., Class A+........................       630         16,815
                       General Mills, Inc. ........................................     1,261         61,297
                       H.J. Heinz Co. .............................................     1,213         41,169
                       Hershey Foods Corp. ........................................       643         32,922
                       Kellogg Co. ................................................       933         40,026
                       Kroger Co.+.................................................     2,675         49,220
                       McCormick & Co., Inc. ......................................       480         14,501
                       Molson Coors Brewing Co. ...................................       210         13,125
                       Pepsi Bottling Group, Inc. .................................       510         14,790
                       PepsiCo, Inc. ..............................................     5,889        336,733
                       Reynolds American, Inc. ....................................       284         28,721
                       Safeway, Inc. ..............................................     1,699         39,824
                       Sara Lee Corp. .............................................     2,696         49,283
                       SUPERVALU, Inc. ............................................       506         16,156
                       Sysco Corp. ................................................     2,254         69,153
                       Tyson Foods, Inc., Class A..................................       930         13,327
                       UST, Inc. ..................................................       607         23,636
                       Wm. Wrigley Jr. Co. ........................................       623         39,847
                       Household Products -- 2.4%
                       Alberto-Culver Co. .........................................       285         12,625
                       Avon Products, Inc. ........................................     1,744         49,390
                       Clorox Co. .................................................       474         28,369
                       Colgate-Palmolive Co. ......................................     1,839        100,943
                       Estee Lauder Cos., Inc., Class A............................       209          7,622
                       Kimberly-Clark Corp. .......................................     1,672         95,505
                       Pactiv Corp.+...............................................       571         12,699
                       Procter & Gamble Co. .......................................    11,897        704,659
                                                                                                 ------------
                                                                                                   3,059,952
                                                                                                 ------------

---------------------
    88

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc.+.........................................       530    $    29,505
                                                                                                 ------------
                       ENERGY -- 12.1%
                       Energy Services -- 9.7%
                       Allegheny Energy, Inc.+.....................................       601         20,909
                       Amerada Hess Corp. .........................................       295         45,666
                       Ameren Corp. ...............................................       749         38,019
                       American Electric Power Co., Inc. ..........................     1,397         52,136
                       Baker Hughes, Inc. .........................................     1,213         93,935
                       BJ Services Co. ............................................     1,144         46,321
                       ChevronTexaco Corp. ........................................     7,969        473,199
                       Cinergy Corp. ..............................................       708         30,763
                       ConocoPhillips..............................................     4,925        318,647
                       Consolidated Edison, Inc. ..................................       901         42,356
                       DTE Energy Co. .............................................       669         28,232
                       Duke Energy Corp. ..........................................     3,292         93,328
                       Edison International........................................     1,179         51,664
                       Entergy Corp. ..............................................       753         52,341
                       Exelon Corp. ...............................................     2,368        135,970
                       Exxon Mobil Corp. ..........................................    22,087      1,385,959
                       FirstEnergy Corp. ..........................................     1,171         58,667
                       Halliburton Co. ............................................     1,858        147,804
                       Marathon Oil Corp. .........................................     1,256         96,549
                       Nabors Industries, Ltd.+....................................       576         46,800
                       National-Oilwell, Inc.+.....................................       610         46,403
                       Noble Corp. ................................................       510         41,024
                       PG&E Corp.+.................................................     1,244         46,414
                       Pinnacle West Capital Corp. ................................        25          1,065
                       PPL Corp. ..................................................     1,349         40,645
                       Public Service Enterprise Group, Inc. ......................       908         63,215
                       Rowan Cos., Inc. ...........................................       410         18,380
                       Schlumberger, Ltd. .........................................     2,091        266,498
                       TECO Energy, Inc. ..........................................       739         12,622
                       Transocean, Inc.+...........................................     1,172         95,108
                       TXU Corp. ..................................................     1,759         89,076
                       Weatherford International, Ltd.+............................     1,050         47,019
                       Energy Sources -- 2.4%
                       Anadarko Petroleum Corp. ...................................       842         90,784
                       Apache Corp. ...............................................     1,175         88,748
                       Burlington Resources, Inc. .................................     1,342        122,471
                       CMS Energy Corp.+...........................................       816         11,808
                       Constellation Energy Group, Inc. ...........................       681         39,682
                       Devon Energy Corp. .........................................     1,616        110,227
                       EOG Resources, Inc. ........................................       880         74,395
                       Kerr-McGee Corp. ...........................................       419         46,253
                       Murphy Oil Corp. ...........................................       560         31,920
                       Occidental Petroleum Corp. .................................     1,456        142,266
                       Sunoco, Inc. ...............................................       483         45,982
                       Valero Energy Corp. ........................................     2,189        136,659
                       XTO Energy, Inc. ...........................................     1,320         64,786
                                                                                                 ------------
                                                                                                   5,032,715
                                                                                                 ------------
                       FINANCE -- 19.9%
                       Banks -- 6.8%
                       AmSouth Bancorp.............................................     1,297         35,810
                       Bank of America Corp. ......................................    16,487        729,220
                       Bank of New York Co., Inc. .................................     2,907         92,472
                       BB&T Corp. .................................................     1,972         76,987

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Comerica, Inc. .............................................       604    $    33,504
                       Compass Bancshares, Inc. ...................................       270         13,154
                       Fifth Third Bancorp.........................................     1,880         70,631
                       First Horizon National Corp. ...............................       480         18,178
                       Golden West Financial Corp. ................................       923         65,182
                       Huntington Bancshares, Inc. ................................       118          2,738
                       Key Corp. ..................................................     1,447         51,209
                       M&T Bank Corp. .............................................       299         32,382
                       Marshall & Ilsley Corp. ....................................       742         31,119
                       Mellon Financial Corp. .....................................     1,551         54,704
                       National City Corp. ........................................     2,003         68,462
                       North Fork Bancorp, Inc. ...................................     1,771         45,550
                       Northern Trust Corp. .......................................       658         34,354
                       PNC Financial Services Group, Inc. .........................     1,108         71,865
                       Regions Financial Corp. ....................................     1,699         56,373
                       Sovereign Bancorp, Inc. ....................................     1,296         28,253
                       State Street Corp. .........................................     1,256         75,938
                       SunTrust Banks, Inc. .......................................     1,238         88,455
                       Synovus Financial Corp. ....................................     1,219         33,730
                       U.S. Bancorp................................................     6,459        193,189
                       Wachovia Corp. .............................................     5,636        309,022
                       Washington Mutual, Inc. ....................................     3,470        146,850
                       Wells Fargo & Co. ..........................................     5,936        370,169
                       Zions Bancorp...............................................       340         26,884
                       Financial Services -- 8.3%
                       American Express Co. .......................................     4,410        231,304
                       Ameriprise Financial, Inc. .................................       882         35,889
                       Bear Stearns Cos., Inc. ....................................       399         50,457
                       Capital One Financial Corp. ................................     1,087         90,547
                       Charles Schwab Corp. .......................................     3,714         54,930
                       CIT Group, Inc. ............................................       724         38,618
                       Citigroup, Inc. ............................................    17,957        836,437
                       Countrywide Financial Corp. ................................     2,164         72,364
                       E*TRADE Financial Corp.+....................................     1,470         34,971
                       Fannie Mae..................................................     3,513        203,543
                       Federated Investors, Inc., Class B..........................       140          5,405
                       Franklin Resources, Inc. ...................................       533         52,500
                       Freddie Mac.................................................     2,453        166,461
                       Goldman Sachs Group, Inc. ..................................     1,613        227,836
                       J.P. Morgan Chase & Co. ....................................    12,420        493,695
                       Janus Capital Group, Inc. ..................................       822         17,172
                       Lehman Brothers Holdings, Inc. .............................       951        133,568
                       MBIA, Inc. .................................................       476         29,303
                       Merrill Lynch & Co., Inc. ..................................     3,262        244,878
                       MGIC Investment Corp. ......................................       372         24,556
                       Moody's Corp. ..............................................       881         55,785
                       Morgan Stanley..............................................     3,826        235,108
                       SLM Corp. ..................................................     1,311         73,364
                       T. Rowe Price Group, Inc. ..................................       478         36,534
                       Insurance -- 4.8%
                       ACE, Ltd. ..................................................     1,100         60,225
                       AFLAC, Inc. ................................................     1,776         83,383
                       Allstate Corp. .............................................     2,302        119,819
                       Ambac Financial Group, Inc. ................................       381         29,265
                       American International Group, Inc.#.........................     9,213        603,083
                       Aon Corp. ..................................................     1,182         40,448
                       Chubb Corp. ................................................       745         70,291

---------------------
    90

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       CIENA Corp.+................................................     2,140    $     8,560
                       CIGNA Corp. ................................................       446         54,234
                       Cincinnati Financial Corp. .................................       411         18,717
                       Genworth Financial, Inc., Class A...........................     1,128         36,953
                       Hartford Financial Services Group, Inc. ....................     1,106         90,946
                       Jefferson-Pilot Corp. ......................................       440         25,665
                       Lincoln National Corp. .....................................       640         34,899
                       Loews Corp. ................................................       481         47,470
                       Marsh & McLennan Cos., Inc. ................................     1,980         60,172
                       MetLife, Inc. ..............................................     2,688        134,830
                       Principal Financial Group, Inc. ............................     1,030         48,575
                       Progressive Corp. ..........................................       700         73,528
                       Prudential Financial, Inc. .................................     1,793        135,085
                       SAFECO Corp. ...............................................       386         20,168
                       St. Paul Cos., Inc. ........................................     2,565        116,400
                       Torchmark Corp. ............................................       207         11,613
                       UnumProvident Corp. ........................................     1,134         23,054
                       XL Capital, Ltd., Class A...................................       599         40,528
                                                                                                 ------------
                                                                                                   8,289,520
                                                                                                 ------------
                       HEALTHCARE -- 12.7%
                       Drugs -- 6.3%
                       Abbott Laboratories.........................................     5,506        237,584
                       Allergan, Inc. .............................................       475         55,290
                       AmerisourceBergen Corp. ....................................       670         29,239
                       Amgen, Inc.+................................................     4,381        319,331
                       Bristol-Myers Squibb Co. ...................................     6,945        158,276
                       Cardinal Health, Inc. ......................................     1,520        109,501
                       Eli Lilly and Co. ..........................................     4,035        228,461
                       Express Scripts, Inc., Class A+.............................       517         47,197
                       Forest Laboratories, Inc.+..................................     1,228         56,832
                       Gilead Sciences, Inc.+......................................     1,625         98,914
                       King Pharmaceuticals, Inc.+.................................       880         16,500
                       Merck & Co., Inc. ..........................................     7,762        267,789
                       Mylan Laboratories, Inc. ...................................       741         14,598
                       Pfizer, Inc. ...............................................    26,166        671,943
                       Schering-Plough Corp. ......................................     5,246        100,461
                       Watson Pharmaceuticals, Inc.+...............................       366         12,111
                       Wyeth.......................................................     4,764        220,335
                       Health Services -- 2.5%
                       Aetna, Inc. ................................................     1,015         98,252
                       Caremark Rx, Inc.+..........................................     1,660         81,838
                       Coventry Health Care, Inc.+.................................       630         37,529
                       HCA, Inc. ..................................................     1,505         73,865
                       Health Management Assoc., Inc., Class A.....................       877         18,435
                       Humana, Inc.+...............................................       600         33,462
                       IMS Health, Inc. ...........................................       822         20,221
                       Laboratory Corp. of America Holdings+.......................       472         27,683
                       Manor Care, Inc. ...........................................       253          9,892
                       McKesson Corp. .............................................     1,124         59,572
                       Medco Health Solutions, Inc.+...............................     1,083         58,590
                       Quest Diagnostics, Inc. ....................................       620         30,647
                       Tenet Healthcare Corp.+.....................................     1,666         12,112
                       UnitedHealth Group, Inc. ...................................     4,770        283,433
                       Wellpoint, Inc.+............................................     2,311        177,485

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 3.9%
                       Applied Biosystems Group -- Applera Corp. ..................       667    $    18,903
                       Bausch & Lomb, Inc. ........................................       196         13,240
                       Baxter International, Inc. .................................     2,214         81,586
                       Becton Dickinson & Co. .....................................       895         57,996
                       Biogen Idec, Inc.+..........................................     1,242         55,580
                       Biomet, Inc. ...............................................       909         34,369
                       Boston Scientific Corp.+....................................     2,144         46,889
                       C.R. Bard, Inc. ............................................       380         24,100
                       Chiron Corp.+...............................................       413         18,833
                       Fisher Scientific International, Inc.+......................       442         29,557
                       Genzyme Corp.+..............................................       917         65,052
                       Guidant Corp. ..............................................     1,204         88,614
                       Hospira, Inc.+..............................................       592         26,492
                       Johnson & Johnson...........................................    10,560        607,622
                       MedImmune, Inc.+............................................       892         30,435
                       Medtronic, Inc. ............................................     4,294        242,482
                       Patterson Cos., Inc.+.......................................       356         12,293
                       St. Jude Medical, Inc.+.....................................     1,301         63,918
                       Stryker Corp. ..............................................     1,060         52,894
                       Zimmer Holdings, Inc.+......................................       912         62,882
                                                                                                 ------------
                                                                                                   5,301,115
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 11.2%
                       Aerospace & Military Technology -- 1.9%
                       Boeing Co. .................................................     2,873        196,255
                       General Dynamics Corp. .....................................       731         85,059
                       Goodrich Corp. .............................................       462         18,189
                       L-3 Communications Holdings, Inc. ..........................       439         35,568
                       Lockheed Martin Corp. ......................................     1,269         85,848
                       Northrop Grumman Corp. .....................................     1,158         71,947
                       Raytheon Co. ...............................................     1,586         64,978
                       Rockwell Collins, Inc. .....................................       631         29,606
                       United Technologies Corp. ..................................     3,686        215,152
                       Business Services -- 1.8%
                       Allied Waste Industries, Inc.+..............................       820          7,454
                       Automatic Data Processing, Inc. ............................     2,047         89,945
                       Cendant Corp. ..............................................     3,659         61,252
                       Convergys Corp.+............................................       516          8,875
                       Equifax, Inc. ..............................................       478         18,317
                       First Data Corp. ...........................................     2,712        122,311
                       Fiserv, Inc.+...............................................       655         28,807
                       Fluor Corp. ................................................       308         27,089
                       Genuine Parts Co. ..........................................       584         24,837
                       H&R Block, Inc. ............................................     1,196         29,254
                       Interpublic Group of Cos., Inc.+............................     1,564         15,796
                       Johnson Controls, Inc. .....................................       685         47,429
                       Maxim Integrated Products, Inc. ............................     1,164         47,771
                       Monster Worldwide, Inc.+....................................       460         19,624
                       Paychex, Inc. ..............................................     1,184         43,038
                       PerkinElmer, Inc. ..........................................       484         11,006
                       R.R. Donnelley & Sons Co. ..................................       801         26,113
                       Robert Half International, Inc. ............................       620         22,649
                       W.W. Grainger, Inc. ........................................       270         19,151
                       Waste Management, Inc. .....................................     1,809         57,128

---------------------
    92

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Electrical Equipment -- 0.1%
                       American Power Conversion Corp. ............................       657    $    15,571
                       American Standard Cos., Inc. ...............................       660         23,760
                       Thermo Electron Corp.+......................................       585         19,679
                       Machinery -- 2.0%
                       Caterpillar, Inc. ..........................................     2,414        163,911
                       Cooper Industries, Ltd., Class A............................       339         27,679
                       Danaher Corp. ..............................................       842         47,691
                       Deere & Co. ................................................       856         61,427
                       Dover Corp. ................................................       719         33,024
                       Eaton Corp. ................................................       525         34,755
                       Illinois Tool Works, Inc. ..................................       754         63,555
                       Ingersoll-Rand Co., Class A.................................     1,198         47,045
                       ITT Industries, Inc. .......................................       351         35,978
                       Pall Corp. .................................................       450         12,960
                       Parker-Hannifin Corp. ......................................       442         33,490
                       Rockwell Automation, Inc. ..................................       641         42,351
                       Textron, Inc. ..............................................       470         39,696
                       Tyco International, Ltd. ...................................     7,146        186,153
                       Multi-Industry -- 3.7%
                       3M Co. .....................................................     2,758        200,645
                       General Electric Co. .......................................    37,506      1,228,321
                       Honeywell International, Inc. ..............................     3,058        117,488
                       Transportation -- 1.7%
                       Burlington Northern Santa Fe Corp. .........................     1,326        106,239
                       CSX Corp. ..................................................       771         41,272
                       FedEx Corp. ................................................     1,000        101,150
                       Norfolk Southern Corp. .....................................     1,461         72,816
                       Ryder System, Inc. .........................................       189          8,448
                       Union Pacific Corp. ........................................       954         84,391
                       United Parcel Service, Inc., Class B........................     3,920        293,647
                                                                                                 ------------
                                                                                                   4,673,590
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.0%
                       Broadcasting & Media -- 2.9%
                       CBS Corp., Class B..........................................     2,742         71,648
                       Clear Channel Communications, Inc. .........................     1,896         55,496
                       Comcast Corp., Class A+.....................................     7,708        214,437
                       Dow Jones & Co., Inc. ......................................       206          7,830
                       E.W. Scripps Co., Class A...................................       181          8,749
                       Gannett Co., Inc. ..........................................       852         52,654
                       Knight-Ridder, Inc. ........................................       260         16,185
                       McGraw-Hill Cos., Inc. .....................................     1,331         67,934
                       Meredith Corp. .............................................        10            548
                       New York Times Co., Class A.................................       533         15,084
                       News Corp., Class A.........................................     8,637        136,119
                       Omnicom Group, Inc. ........................................       640         52,346
                       Time Warner, Inc. ..........................................    16,550        290,121
                       Tribune Co. ................................................       977         28,343
                       Univision Communications, Inc., Class A+....................       794         25,281
                       Viacom, Inc.+...............................................     2,742        113,738
                       Walt Disney Co. ............................................     6,828        172,817
                       Entertainment Products -- 0.3%
                       Eastman Kodak Co. ..........................................     1,019         25,577
                       Harman International Industries, Inc. ......................       110         12,100
                       Hasbro, Inc. ...............................................       533         11,300

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products (continued)
                       International Game Technology...............................     1,220    $    43,651
                       Mattel, Inc. ...............................................     1,490         24,585
                       Leisure & Tourism -- 1.5%
                       Brunswick Corp. ............................................       342         12,856
                       Carnival Corp. .............................................     1,571         81,315
                       Darden Restaurants, Inc. ...................................       474         19,273
                       Harrah's Entertainment, Inc. ...............................       631         46,441
                       Hilton Hotels Corp. ........................................     1,191         29,692
                       Marriott International, Inc., Class A.......................       499         33,253
                       McDonald's Corp. ...........................................     4,467        156,390
                       Sabre Holdings Corp., Class A...............................       498         12,201
                       Southwest Airlines Co. .....................................     2,612         42,993
                       Starbucks Corp.+............................................     2,794         88,570
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       800         48,648
                       Yum! Brands, Inc. ..........................................     1,030         50,954
                                                                                                 ------------
                                                                                                   2,069,129
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 16.0%
                       Communication Equipment -- 1.2%
                       JDS Uniphase Corp.+.........................................     5,865         18,357
                       Motorola, Inc. .............................................     8,841        200,779
                       QUALCOMM, Inc. .............................................     5,836        279,895
                       Symbol Technologies, Inc. ..................................       902         11,140
                       Computers & Business Equipment -- 3.8%
                       Apple Computer, Inc.+.......................................     2,991        225,850
                       Avery Denison Corp. ........................................       378         22,582
                       Dell, Inc.+.................................................     8,354        244,856
                       EMC Corp.+..................................................     8,486        113,712
                       Seagate Technology+(1)(3)...................................     1,206              0
                       Gateway, Inc.+..............................................       999          2,717
                       Hewlett-Packard Co. ........................................    10,170        317,101
                       International Business Machines Corp. ......................     5,607        455,849
                       Lexmark International, Inc., Class A+.......................       412         20,011
                       Network Appliance, Inc.+....................................     1,321         41,215
                       Pitney Bowes, Inc. .........................................       554         23,678
                       Sun Microsystems, Inc.+.....................................    12,119         54,536
                       Xerox Corp.+................................................     3,409         48,783
                       Computer Services -- 0.2%
                       Computer Associates International, Inc. ....................     1,629         44,472
                       Computer Sciences Corp.+....................................       657         33,310
                       Compuware Corp.+............................................     1,459         12,022
                       Computer Software -- 3.5%
                       Adobe Systems, Inc. ........................................     1,972         78,328
                       Affiliated Computer Services, Inc., Class A+................       450         28,170
                       Autodesk, Inc. .............................................       819         33,243
                       BMC Software, Inc.+.........................................       784         17,326
                       Citrix Systems, Inc.+.......................................       648         19,984
                       Electronic Arts, Inc.+......................................     1,067         58,237
                       Electronic Data Systems Corp. ..............................     1,851         46,627
                       Intuit, Inc.+...............................................       640         33,491
                       Microsoft Corp. ............................................    32,495        914,734
                       NCR Corp.+..................................................       652         24,222
                       Novell, Inc.+...............................................     1,356         13,208
                       Oracle Corp.+...............................................    13,349        167,797
                       Parametric Technology Corp.+................................     1,008          6,310

---------------------
    94

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software (continued)
                       Siebel Systems, Inc.+.......................................     1,930    $    20,477
                       Unisys Corp.+...............................................     1,211          8,102
                       Electronics -- 3.6%
                       Advanced Micro Devices, Inc.+...............................     1,434         60,027
                       Agilent Technologies, Inc.+.................................     1,492         50,594
                       Altera Corp.+...............................................     1,318         25,451
                       Analog Devices, Inc. .......................................     1,302         51,781
                       Applied Materials, Inc.+....................................     5,759        109,709
                       Broadcom Corp., Class A+....................................     1,027         70,041
                       Emerson Electric Co. .......................................     1,458        112,922
                       Freescale Semiconductor, Inc.+..............................     1,442         36,410
                       Intel Corp. ................................................    21,401        455,199
                       Jabil Circuit, Inc.+........................................       635         25,654
                       KLA-Tencor Corp. ...........................................       714         37,114
                       Linear Technology Corp. ....................................     1,065         39,629
                       LSI Logic Corp.+............................................     1,390         12,718
                       Micron Technology, Inc.+....................................     2,242         32,913
                       Millipore Corp.+............................................       101          6,947
                       Molex, Inc. ................................................       385         11,646
                       National Semiconductor Corp. ...............................     1,246         35,150
                       Novellus Systems, Inc.+.....................................       481         13,636
                       NVIDIA Corp.+...............................................       620         27,875
                       PMC-Sierra, Inc.+...........................................       670          6,338
                       QLogic Corp.+...............................................       300         11,901
                       Sanmina-SCI Corp.+..........................................     2,033          8,559
                       Solectron Corp.+............................................     3,316         12,667
                       Teradyne, Inc.+.............................................       745         12,978
                       Texas Instruments, Inc. ....................................     5,743        167,868
                       Waters Corp.+...............................................       400         16,780
                       Xilinx, Inc. ...............................................     1,237         34,834
                       Internet Content -- 0.8%
                       eBay, Inc.+.................................................     4,057        174,857
                       Yahoo!, Inc.+...............................................     4,434        152,263
                       Internet Software -- 0.2%
                       Symantec Corp.+.............................................     3,839         70,561
                       VeriSign, Inc.+.............................................       458         10,877
                       Telecommunications -- 3.0%
                       ADC Telecommunications Inc. ................................       433         10,981
                       ALLTEL Corp. ...............................................     1,244         74,677
                       Andrew Corp.+...............................................       621          8,054
                       Avaya, Inc.+................................................     1,486         15,677
                       Cisco Systems, Inc.+........................................    21,804        404,900
                       Citizens Communications Co. ................................       970         11,902
                       Comverse Technology, Inc.+..................................       717         19,639
                       Corning, Inc.+..............................................     5,409        131,709
                       Lucent Technologies, Inc.+..................................    15,777         41,651
                       Qwest Communications International, Inc.+...................     5,480         32,990
                       Scientific-Atlanta, Inc. ...................................       577         24,673
                       Tellabs, Inc.+..............................................     1,592         20,362
                       Verizon Communications, Inc. ...............................    10,479        331,765
                                                                                                 ------------
                                                                                                   6,666,000
                                                                                                 ------------
                       MATERIALS -- 2.9%
                       Chemicals -- 1.5%
                       Air Products and Chemicals, Inc. ...........................       839         51,758
                       Ashland Inc. ...............................................       251         16,546

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Chemicals (continued)
                       Dow Chemical Co. ...........................................     3,558    $   150,503
                       du Pont (E.I.) de Nemours & Co. ............................     3,263        127,746
                       Eastman Chemical Co. .......................................       311         14,993
                       Ecolab, Inc. ...............................................       694         24,852
                       Engelhard Corp. ............................................       280         11,284
                       Hercules, Inc.+.............................................        40            468
                       International Flavors & Fragrances, Inc. ...................       190          6,262
                       Monsanto Co. ...............................................       970         82,072
                       PPG Industries, Inc. .......................................       603         35,879
                       Praxair, Inc. ..............................................     1,144         60,266
                       Rohm and Haas Co. ..........................................       511         26,010
                       Sherwin-Williams Co. .......................................       411         21,742
                       Sigma-Aldrich Corp. ........................................       246         15,961
                       Forest Products -- 0.4%
                       International Paper Co. ....................................     1,778         58,016
                       Louisiana-Pacific Corp. ....................................       381         11,220
                       MeadWestvaco Corp. .........................................       562         15,000
                       Sealed Air Corp.+...........................................       300         16,581
                       Temple-Inland, Inc. ........................................       424         19,886
                       Weyerhaeuser Co. ...........................................       885         61,737
                       Metals & Minerals -- 1.0%
                       Alcoa, Inc. ................................................     3,089         97,304
                       Allegheny Technologies, Inc. ...............................       320         16,592
                       Ball Corp. .................................................       188          7,614
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       653         41,955
                       Newmont Mining Corp. .......................................     1,593         98,447
                       Nucor Corp. ................................................       574         48,348
                       Phelps Dodge Corp. .........................................       377         60,509
                       United States Steel Corp. ..................................       432         25,812
                                                                                                 ------------
                                                                                                   1,225,363
                                                                                                 ------------
                       REAL ESTATE -- 0.8%
                       Real Estate Investment Trusts -- 0.8%
                       Apartment Investment & Management Co., Class A..............        70          2,976
                       Archstone-Smith Trust.......................................       760         35,614
                       Equity Office Properties Trust..............................     1,520         48,366
                       Equity Residential..........................................     1,113         47,202
                       Plum Creek Timber Co., Inc. ................................       670         24,750
                       ProLogis....................................................       840         43,025
                       Public Storage, Inc. .......................................       300         21,771
                       Simon Property Group, Inc. .................................       708         58,651
                       Vornado Realty Trust........................................       390         34,453
                                                                                                 ------------
                                                                                                     316,808
                                                                                                 ------------
                       UTILITIES -- 3.3%
                       Electric Utilities -- 0.7%
                       AES Corp.+..................................................     2,319         39,516
                       CenterPoint Energy, Inc. ...................................     1,091         13,943
                       FPL Group, Inc. ............................................     1,452         60,679
                       Progress Energy, Inc. ......................................       845         36,859
                       Southern Co. ...............................................     2,632         91,594
                       Xcel Energy, Inc. ..........................................     1,458         28,314
                       Gas & Pipeline Utilities -- 0.7%
                       Dominion Resources, Inc. ...................................     1,233         93,129
                       Dynegy, Inc., Class A+......................................     1,058          5,819
                       El Paso Energy Corp. .......................................     2,340         31,496
                       KeySpan Corp. ..............................................       633         22,737

---------------------
    96

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities (continued)
                       Kinder Morgan, Inc. ........................................       228    $    21,945
                       NiSource, Inc. .............................................       968         19,873
                       Sempra Energy...............................................       964         46,320
                       Williams Cos., Inc. ........................................     2,034         48,491
                       Telephone -- 1.9%
                       AT&T Inc. ..................................................    13,866        359,824
                       BellSouth Corp. ............................................     6,491        186,746
                       CenturyTel, Inc. ...........................................       426         14,186
                       Sprint Nextel Corp. ........................................    10,487        240,047
                                                                                                 ------------
                                                                                                   1,361,518
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,598,966)....               40,960,441
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.2%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.2%
                       United States Treasury Bills 3.49% due 3/2/06 (cost
                         $99,719)(2)...............................................  $100,000         99,719
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 1.9%
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.05%
                         dated 01/31/06 to be repurchased 02/01/06 in the amount of
                         $799,046 and collateralized by $825,000 of United States
                         Treasury Bills, bearing interest
                         at 4.38% due 04/13/06 having an approximate value of
                         $817,988
                         (cost $799,000)(2)........................................   799,000        799,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $42,497,685)@                               100.5%                     41,859,160
                       Liabilities in excess of other assets --             (0.5)                       (225,498)
                                                                           ------                    ------------
                       NET ASSETS --                                       100.0%                    $41,633,662
                                                                           ======                    ============

              -----------------------------

                        +   Non-income producing security
                        #   Security represents an investment in an affiliated company.
                        @   See Note 3 for cost of investments on a tax basis.
                       (1)  Fair Value security; See Note 2
                       (2)  The security or a portion thereof represents collateral for open future contracts.
                       (3)  Illiquid security.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                          EXPIRATION   VALUE AT      VALUE AS OF       UNREALIZED
                        CONTRACTS                DESCRIPTION                  DATE     TRADE DATE   JANUARY 31, 2006   DEPRECIATION
                       -------------------------------------------------------------------------------------------------------------
                        13   Long   S&P 500 E-Mini Future Index..........  March 2006   $836,838        $834,340         $(2,498)
                                                                                                                         ========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   11.3%
      Energy Services...............................   10.8
      Health Services...............................    9.2
      Retail........................................    7.6
      Electronics...................................    6.6
      Drugs.........................................    4.2
      Computer Software.............................    4.1
      Multi-Industry................................    3.6
      Household Products............................    3.5
      Computers & Business Equipment................    3.5
      Aerospace & Military Technology...............    3.2
      Insurance.....................................    3.1
      Euro Time Deposit.............................    2.9
      Medical Products..............................    2.9
      Broadcasting & Media..........................    2.7
      Banks.........................................    2.7
      Internet Content..............................    2.5
      Communication Equipment.......................    2.5
      Energy Sources................................    2.3
      Chemicals.....................................    2.1
      Leisure & Tourism.............................    1.7
      Food, Beverage and Tobacco....................    1.7
      Transportation................................    1.6
      Business Services.............................    1.3
      Electrical Equipment..........................    1.0
      Housing.......................................    0.8
      Telecommunications............................    0.7
                                                      -----
                                                      100.1%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    98

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 97.2%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.4%
                       Housing -- 0.8%
                       Centex Corp. ...............................................       40,000   $  2,855,600
                       Pulte Homes, Inc. ..........................................       80,000      3,192,000
                       Retail -- 7.6%
                       Fortune Brands, Inc. .......................................      129,600      9,714,816
                       Home Depot, Inc. ...........................................      393,800     15,968,590
                       Kohl's Corp.+...............................................       37,000      1,642,430
                       Lowe's Cos., Inc. ..........................................      139,700      8,877,935
                       Target Corp. ...............................................      246,900     13,517,775
                       Whole Foods Market, Inc. ...................................      100,000      7,387,000
                       Williams-Sonoma, Inc.+......................................       50,000      1,989,000
                                                                                                   -------------
                                                                                                     65,145,146
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.2%
                       Food, Beverage & Tobacco -- 1.7%
                       Altria Group, Inc. .........................................      126,700      9,165,478
                       Kellogg Co. ................................................       89,000      3,818,100
                       Household Products -- 3.5%
                       Colgate-Palmolive Co. ......................................      195,000     10,703,550
                       Procter & Gamble Co. .......................................      280,000     16,584,400
                                                                                                   -------------
                                                                                                     40,271,528
                                                                                                   -------------
                       ENERGY -- 13.1%
                       Energy Services -- 10.8%
                       GlobalSantaFe Corp. ........................................       83,500      5,097,675
                       Halliburton Co. ............................................      355,000     28,240,250
                       Nabors Industries, Ltd.+....................................      250,000     20,312,500
                       Schlumberger, Ltd. .........................................      242,800     30,944,860
                       Energy Sources -- 2.3%
                       Noble Energy, Inc. .........................................      380,000     17,586,400
                                                                                                   -------------
                                                                                                    102,181,685
                                                                                                   -------------
                       FINANCE -- 17.1%
                       Banks -- 2.7%
                       Bank of America Corp. ......................................      288,800     12,773,624
                       Northern Trust Corp. .......................................       94,000      4,907,740
                       State Street Corp. .........................................       50,000      3,023,000
                       Financial Services -- 11.3%
                       American Express Co. .......................................      240,700     12,624,715
                       Charles Schwab Corp. .......................................      155,400      2,298,366
                       Citigroup, Inc. ............................................      726,578     33,844,003
                       Fannie Mae..................................................      130,000      7,532,200
                       Franklin Resources, Inc. ...................................      130,000     12,805,000
                       J.P. Morgan Chase & Co. ....................................      373,400     14,842,650
                       Legg Mason, Inc. ...........................................       32,500      4,215,250

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 3.1%
                       ACE, Ltd. ..................................................      264,800   $ 14,497,800
                       Axis Capital Holdings Ltd...................................      220,000      6,578,000
                       Willis Group Holdings, Ltd. ................................       91,300      3,169,023
                                                                                                   -------------
                                                                                                    133,111,371
                                                                                                   -------------
                       HEALTHCARE -- 16.3%
                       Drugs -- 4.2%
                       Eli Lilly and Co. ..........................................      240,000     13,588,800
                       Forest Laboratories, Inc.+..................................      115,000      5,322,200
                       Gilead Sciences, Inc.+......................................      140,000      8,521,800
                       Merck & Co., Inc. ..........................................      162,900      5,620,050
                       Health Services -- 9.2%
                       Caremark Rx, Inc.+..........................................      240,000     11,832,000
                       Medco Health Solutions, Inc.+...............................       77,200      4,176,520
                       UnitedHealth Group, Inc. ...................................      410,000     24,362,200
                       Wellpoint, Inc.+............................................      412,000     31,641,600
                       Medical Products -- 2.9%
                       Alcon, Inc. ................................................       42,000      5,372,640
                       Bausch & Lomb, Inc. ........................................       25,800      1,742,790
                       Dade Behring Holdings, Inc. ................................      147,600      5,775,588
                       Genentech, Inc.+............................................       80,000      6,873,600
                       MedImmune, Inc.+............................................       69,900      2,384,988
                                                                                                   -------------
                                                                                                    127,214,776
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 10.7%
                       Aerospace & Military Technology -- 3.2%
                       Boeing Co. .................................................      118,300      8,081,073
                       United Technologies Corp. ..................................      293,600     17,137,432
                       Business Services -- 1.3%
                       Building Materials Holding Corp. ...........................       39,200      3,103,464
                       Fiserv, Inc.+...............................................      170,000      7,476,600
                       Electrical Equipment --  1.0%
                       American Standard Cos., Inc. ...............................      210,700      7,585,200
                       Multi-Industry -- 3.6%
                       General Electric Co. .......................................      847,900     27,768,725
                       Transportation -- 1.6%
                       United Parcel Service, Inc., Class B........................      165,000     12,360,150
                                                                                                   -------------
                                                                                                     83,512,644
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 4.4%
                       Broadcasting & Media -- 2.7%
                       News Corp. .................................................      469,700      7,768,838
                       Time Warner, Inc. ..........................................      747,500     13,103,675
                       Leisure & Tourism -- 1.7%
                       McDonald's Corp. ...........................................      326,600     11,434,266
                       Royal Caribbean Cruises, Ltd. ..............................       50,000      2,045,000
                                                                                                   -------------
                                                                                                     34,351,779
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 19.9%
                       Communication Equipment -- 2.5%
                       Juniper Networks, Inc.+.....................................      420,000      7,614,600
                       QUALCOMM, Inc. .............................................      248,900     11,937,244

---------------------
    100

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 3.5%
                       Apple Computer, Inc.+.......................................      160,000   $ 12,081,600
                       EMC Corp.+..................................................      480,000      6,432,000
                       International Business Machines Corp. ......................      111,700      9,081,210
                       Computer Software -- 4.1%
                       Autodesk, Inc. .............................................      110,000      4,464,900
                       Microsoft Corp. ............................................      972,400     27,373,060
                       Electronics -- 6.6%
                       Advanced Micro Devices, Inc.+...............................      261,400     10,942,204
                       Broadcom Corp., Class A+....................................      100,000      6,820,000
                       Emerson Electric Co. .......................................       56,000      4,337,200
                       KLA-Tencor Corp. ...........................................       62,900      3,269,542
                       Marvell Technology Group, Ltd.+.............................      303,700     20,779,154
                       Silicon Laboratories, Inc.+.................................      107,900      5,311,917
                       Internet Content -- 2.5%
                       eBay, Inc.+.................................................      200,000      8,620,000
                       Google, Inc., Class A+......................................       25,000     10,831,250
                       Telecommunications -- 0.7%
                       Corning, Inc.+..............................................      216,300      5,266,905
                                                                                                   -------------
                                                                                                    155,162,786
                                                                                                   -------------
                       MATERIALS -- 2.1%
                       Chemicals -- 2.1%
                       Air Products and Chemicals, Inc. ...........................       70,200      4,330,638
                       FMC Technologies, Inc.+.....................................      235,000     12,177,700
                                                                                                   -------------
                                                                                                     16,508,338
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $539,084,108)...                 757,460,053
                                                                                                   -------------
                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 2.9%                        AMOUNT
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.9%
                       Euro Time Deposit with State Street Bank & Trust Co. 3.40%
                         due 02/01/06
                         (cost $22,504,000)........................................  $22,504,000     22,504,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $561,588,108)@                          100.1%                       779,964,053
                       Liabilities in excess of other assets --         (0.1)                          (394,401)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $779,569,652
                                                                       ======                      =============

              -----------------------------
               + Non-income producing securities.
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania                PORTFOLIO
                                                     PROFILE -- JANUARY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Financial Services.............................  16.4%
      Banks..........................................  10.9
      Energy Services................................   7.4
      Insurance......................................   7.3
      Food, Beverage & Tobacco.......................   6.5
      Drugs..........................................   6.3
      Broadcasting & Media...........................   6.2
      Machinery......................................   5.0
      Telecommunications.............................   3.6
      Energy Source..................................   3.5
      Aerospace & Military Technology................   3.3
      Telephone......................................   3.0
      Computer & Business Equipment..................   2.7
      Leisure & Tourism..............................   2.7
      Medical Products...............................   2.1
      Entertainment Products.........................   1.7
      Metals & Minerals..............................   1.7
      Electronics....................................   1.6
      Apparel & Textiles.............................   1.4
      Communication Equipment........................   1.2
      Automotive.....................................   1.0
      Chemicals......................................   1.0
      Industrial & Commercial........................   0.8
      Business Services..............................   0.6
      Retail.........................................   0.4
      Internet Software..............................   0.2
                                                       ----
                                                       98.5%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    102

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 94.3%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.8%
                       Apparel & Textiles -- 1.4%
                       Gap, Inc. ..................................................     138,700   $  2,509,083
                       Jones Apparel Group, Inc. ..................................      30,200        944,656
                       Automotive -- 1.0%
                       Goodyear Tire & Rubber Co.+.................................     162,000      2,533,680
                       Retail -- 0.4%
                       Dollar General Corp. .......................................      63,800      1,078,220
                                                                                                  -------------
                                                                                                     7,065,639
                                                                                                  -------------
                       CONSUMER STAPLES -- 6.5%
                       Food, Beverage & Tobacco -- 6.5%
                       Altria Group, Inc. .........................................      65,200      4,716,568
                       Coca-Cola Co. ..............................................      45,700      1,891,066
                       Safeway, Inc. ..............................................     107,300      2,515,112
                       Smithfield Foods, Inc.+.....................................     133,300      3,577,772
                       SUPERVALU, Inc. ............................................      95,900      3,062,087
                       Tyson Foods, Inc., Class A..................................      32,800        470,024
                                                                                                  -------------
                                                                                                    16,232,629
                                                                                                  -------------
                       ENERGY -- 10.9%
                       Energy Services -- 7.4%
                       BP, PLC ADR.................................................      41,200      2,979,172
                       ChevronTexaco Corp. ........................................     126,500      7,511,570
                       Exxon Mobil Corp. ..........................................     126,500      7,937,875
                       Energy Sources -- 3.5%
                       Apache Corp. ...............................................      60,300      4,554,459
                       Total SA Sponsored ADR......................................      29,600      4,094,568
                                                                                                  -------------
                                                                                                    27,077,644
                                                                                                  -------------
                       FINANCE -- 31.2%
                       Banks -- 7.5%
                       Bank of America Corp. ......................................     126,221      5,582,755
                       Wachovia Corp. .............................................     104,800      5,746,184
                       Wells Fargo & Co. ..........................................     115,400      7,196,344
                       Financial Services -- 16.4%
                       Citigroup, Inc. ............................................     149,700      6,973,026
                       Fannie Mae..................................................      55,800      3,233,052
                       Freddie Mac.................................................     169,000     11,468,340
                       J.P. Morgan Chase & Co. ....................................      62,300      2,476,425
                       MBIA, Inc. .................................................      83,700      5,152,572
                       Merrill Lynch & Co., Inc. ..................................      47,000      3,528,290
                       Morgan Stanley..............................................     128,300      7,884,035
                       Insurance -- 7.3%
                       ACE, Ltd. ..................................................      99,300      5,436,675
                       Allstate Corp. .............................................     135,200      7,037,160
                       Nationwide Financial Services, Inc., Class A................      44,900      1,910,944

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       RenaissanceRe Holdings, Ltd. ...............................      59,600   $  2,700,476
                       XL Capital, Ltd., Class A...................................      14,600        987,836
                                                                                                  -------------
                                                                                                    77,314,114
                                                                                                  -------------
                       HEALTHCARE -- 8.4%
                       Drugs -- 6.3%
                       Abbott Laboratories.........................................      60,100      2,593,315
                       AmerisourceBergen Corp. ....................................      76,100      3,321,004
                       Amgen, Inc.+................................................      20,500      1,494,245
                       Cephalon, Inc.+.............................................      23,900      1,694,271
                       Forest Laboratories, Inc.+..................................      55,100      2,550,028
                       Pfizer, Inc. ...............................................     153,900      3,952,152
                       Medical Products -- 2.1%
                       Boston Scientific Corp.+....................................      94,000      2,055,780
                       Guidant Corp. ..............................................      18,500      1,361,600
                       Johnson & Johnson...........................................      29,700      1,708,938
                                                                                                  -------------
                                                                                                    20,731,333
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 8.9%
                       Aerospace & Military Technology -- 3.3%
                       Northrop Grumman Corp. .....................................      70,334      4,369,851
                       United Technologies Corp. ..................................      65,900      3,846,583
                       Business Services -- 0.6%
                       Waste Management, Inc. .....................................      44,100      1,392,678
                       Machinery -- 5.0%
                       Deere & Co. ................................................      41,300      2,963,688
                       Eaton Corp. ................................................      70,500      4,667,100
                       Illinois Tool Works, Inc. ..................................      12,500      1,053,625
                       Tyco International, Ltd. ...................................     146,300      3,811,115
                                                                                                  -------------
                                                                                                    22,104,640
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 10.6%
                       Broadcasting & Media -- 6.2%
                       CBS Corp., Class B..........................................      72,200      1,886,586
                       Gannett Co., Inc. ..........................................     110,100      6,804,180
                       News Corp., Class A.........................................     107,200      1,689,472
                       Time Warner, Inc. ..........................................     280,500      4,917,165
                       Entertainment Products -- 1.7%
                       Hasbro, Inc. ...............................................      38,100        807,720
                       Mattel, Inc. ...............................................     208,300      3,436,950
                       Leisure & Tourism -- 2.7%
                       McDonald's Corp. ...........................................     190,000      6,651,900
                                                                                                  -------------
                                                                                                    26,193,973
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 9.3%
                       Communication Equipment -- 1.2%
                       Nokia Corp. ADR.............................................     165,200      3,036,376
                       Computers & Business Equipment -- 2.7%
                       Seagate Technology+(1)(2)...................................      50,100              0
                       Hewlett-Packard Co. ........................................      63,600      1,983,048
                       International Business Machines Corp. ......................      29,200      2,373,960
                       Xerox Corp.+................................................     171,100      2,448,441
                       Electronics -- 1.6%
                       Intel Corp. ................................................     188,100      4,000,887

---------------------
    104

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Software -- 0.2%
                       Check Point Software Technologies, Ltd.+....................      16,700   $    361,388
                       Telecommunications -- 3.6%
                       ALLTEL Corp. ...............................................      58,800      3,529,764
                       Verizon Communications, Inc. ...............................     166,856      5,282,661
                                                                                                  -------------
                                                                                                    23,016,525
                                                                                                  -------------
                       MATERIALS -- 2.7%
                       Chemicals -- 1.0%
                       PPG Industries, Inc. .......................................      40,400      2,403,800
                       Metals & Minerals -- 1.7%
                       United States Steel Corp. ..................................      73,100      4,367,725
                                                                                                  -------------
                                                                                                     6,771,525
                                                                                                  -------------
                       UTILITIES -- 3.0%
                       Telephone -- 3.0%
                       AT&T Inc. ..................................................     213,600      5,542,920
                       Sprint Nextel Corp. ........................................      80,800      1,849,512
                                                                                                  -------------
                                                                                                     7,392,432
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $213,764,526)......................                233,900,454
                                                                                                  -------------
                       PREFERRED STOCK -- 0.8%
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.8%
                       Business Services -- 0.8%
                       Interpublic Group of Cos., Inc. Convertible Series B 5.25%*
                         (cost $2,003,219).........................................       2,000      1,922,500
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $215,767,745)...                235,822,954
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.4%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.4%
                       Euro Time Deposit with State Street Bank & Trust Co. 3.40%
                         due 02/01/06
                         (cost $8,473,000).........................................  $8,473,000      8,473,000
                                                                                                  -------------

                       TOTAL INVESTMENTS
                         (cost $224,240,745)@ --                         98.5%                      244,295,954
                       Other assets less liabilities --                   1.5                         3,780,896
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $248,076,850
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $1,922,500 representing 0.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Fair Valued security; see Note 2.
              (2) Illiquid security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   16.0%
      Insurance.....................................   13.7
      Banks.........................................   12.3
      Food, Beverage & Tobacco......................    8.6
      Energy Sources................................    7.9
      Retail........................................    5.2
      Broadcasting & Media..........................    4.5
      Energy Services...............................    4.5
      Business Services.............................    4.4
      Machinery.....................................    3.7
      Computers & Business Equipment................    2.5
      Forest Products...............................    2.3
      Health Services...............................    2.3
      Real Estate Investment Trusts.................    1.9
      Metals & Minerals.............................    1.4
      Automotive....................................    1.3
      Computer Software.............................    1.2
      Housing.......................................    1.2
      Drugs.........................................    1.1
      Transportation................................    1.0
      Household Products............................    0.9
      Telecommunications............................    0.7
      Internet Content..............................    0.4
      Multi-Industry................................    0.4
      Commercial Paper..............................    0.3
      Communication Equipment.......................    0.3
                                                      -----
                                                      100.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    106

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 99.7%                                          SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.7%
                       Automotive -- 1.3%
                       Harley-Davidson, Inc. ......................................    575,900   $   30,827,927
                       Housing -- 1.2%
                       Hunter Douglas NV...........................................     88,866        5,290,209
                       Vulcan Materials Co. .......................................    323,800       23,274,744
                       Retail -- 5.2%
                       Costco Wholesale Corp. .....................................  1,790,700       89,338,023
                       Wal-Mart Stores, Inc. ......................................    809,900       37,344,489
                                                                                                 ---------------
                                                                                                    186,075,392
                                                                                                 ---------------
                       CONSUMER STAPLES -- 9.5%
                       Food, Beverage & Tobacco -- 8.6%
                       Altria Group, Inc. .........................................  1,799,725      130,192,107
                       Diageo PLC Sponsored ADR....................................    542,600       32,566,852
                       Heineken Holding NV.........................................    766,390       25,498,404
                       Hershey Foods Corp. ........................................    393,500       20,147,200
                       Household Products -- 0.9%
                       Avon Products, Inc. ........................................    728,300       20,625,456
                                                                                                 ---------------
                                                                                                    229,030,019
                                                                                                 ---------------
                       ENERGY -- 12.4%
                       Energy Services -- 4.5%
                       ConocoPhillips..............................................  1,294,008       83,722,317
                       Transocean, Inc.+...........................................    317,900       25,797,585
                       Energy Sources -- 7.9%
                       Devon Energy Corp. .........................................  1,053,852       71,883,245
                       EOG Resources, Inc. ........................................    841,600       71,148,864
                       Occidental Petroleum Corp. .................................    492,900       48,161,259
                                                                                                 ---------------
                                                                                                    300,713,270
                                                                                                 ---------------
                       FINANCE -- 42.0%
                       Banks -- 12.3%
                       Commerce Bancorp, Inc. .....................................    399,600       13,362,624
                       Fifth Third Bancorp.........................................    431,300       16,203,941
                       Golden West Financial Corp. ................................  1,236,400       87,314,568
                       HSBC Holdings, PLC..........................................  4,480,645       74,449,710
                       Lloyds TSB Group, PLC ADR...................................    588,000       21,638,400
                       State Street Corp. .........................................    145,900        8,821,114
                       Wells Fargo & Co. ..........................................  1,177,425       73,424,223
                       Financial Services -- 16.0%
                       American Express Co. .......................................  2,552,650      133,886,492
                       Ameriprise Financial, Inc. .................................    656,730       26,722,344
                       China Merchants Holdings International Co., Ltd. ...........  4,480,000       11,665,238
                       Citigroup, Inc. ............................................  1,416,052       65,959,702
                       J.P. Morgan Chase & Co. ....................................  2,260,476       89,853,921
                       Moody's Corp. ..............................................    650,800       41,208,656
                       Morgan Stanley..............................................    286,150       17,583,918

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 13.7%
                       American International Group, Inc.#.........................    137,437   $    8,996,626
                       Aon Corp. ..................................................    628,300       21,500,426
                       Berkshire Hathaway, Inc., Class A+..........................        882       78,930,180
                       Berkshire Hathaway, Inc., Class B+..........................      1,136        3,330,752
                       Chubb Corp. ................................................    121,300       11,444,655
                       Everest Reinsurance Group, Ltd. ............................     48,800        4,716,520
                       Loews Corp. ................................................    551,700       54,447,273
                       Markel Corp.+...............................................      6,700        2,237,800
                       Marsh & McLennan Cos., Inc. ................................    623,900       18,960,321
                       Principal Financial Group, Inc. ............................    192,300        9,068,868
                       Progressive Corp. ..........................................    731,000       76,784,240
                       Sun Life Financial, Inc. ...................................    111,400        4,711,106
                       Transatlantic Holdings, Inc.#...............................    561,225       35,553,604
                                                                                                 ---------------
                                                                                                  1,012,777,222
                                                                                                 ---------------
                       HEALTHCARE -- 3.4%
                       Drugs -- 1.1%
                       Cardinal Health, Inc. ......................................    372,500       26,834,900
                       Health Services -- 2.3%
                       Caremark Rx, Inc.+..........................................    570,500       28,125,650
                       HCA, Inc. ..................................................    573,800       28,162,104
                                                                                                 ---------------
                                                                                                     83,122,654
                                                                                                 ---------------
                       INDUSTRIAL & COMMERCIAL -- 9.5%
                       Business Services -- 4.4%
                       Cosco Pacific, Ltd. ........................................  3,904,000        7,951,171
                       Dun & Bradstreet Corp.+.....................................    365,400       26,411,112
                       H&R Block, Inc. ............................................  1,305,500       31,932,530
                       Iron Mountain, Inc.+........................................    985,600       41,079,808
                       Machinery -- 3.7%
                       Tyco International, Ltd. ...................................  3,382,292       88,108,707
                       Multi-Industry -- 0.4%
                       Telewest Global, Inc.+......................................    427,400        9,958,420
                       Transportation -- 1.0%
                       Kuehne & Nagel International AG.............................     29,100        8,165,845
                       United Parcel Service, Inc., Class B........................    210,000       15,731,100
                                                                                                 ---------------
                                                                                                    229,338,693
                                                                                                 ---------------
                       INFORMATION & ENTERTAINMENT -- 4.5%
                       Broadcasting & Media -- 4.5%
                       Comcast Corp., Special Class A+.............................  2,080,300       57,665,916
                       Gannett Co., Inc. ..........................................    121,900        7,533,420
                       Lagardere SCA...............................................    358,000       28,537,542
                       Liberty Media Corp.+........................................    282,100        2,358,356
                       News Corp., Class A.........................................    204,200        3,218,192
                       WPP Group PLC...............................................    151,600        8,424,412
                                                                                                 ---------------
                                                                                                    107,737,838
                                                                                                 ---------------
                       INFORMATION TECHNOLOGY -- 5.1%
                       Communication Equipment -- 0.3%
                       Nokia Corp. ADR.............................................    360,200        6,620,476

---------------------
    108

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 2.5%
                       Dell, Inc.+.................................................    744,200   $   21,812,502
                       Hewlett-Packard Co. ........................................    500,000       15,590,000
                       Lexmark International, Inc., Class A+.......................    452,200       21,963,354
                       Computer Software -- 1.2%
                       Microsoft Corp. ............................................  1,073,600       30,221,840
                       Internet Content -- 0.4%
                       Expedia, Inc.+..............................................    178,200        4,636,764
                       IAC / InteractiveCorp+......................................    194,700        5,650,194
                       Telecommunications -- 0.7%
                       NTL Inc.+...................................................     84,100        5,319,325
                       SK Telecom Co., Ltd. ADR....................................    485,500       11,278,165
                                                                                                 ---------------
                                                                                                    123,092,620
                                                                                                 ---------------
                       MATERIALS -- 3.7%
                       Forest Products -- 2.3%
                       Sealed Air Corp.+...........................................  1,029,400       56,894,938
                       Metals & Minerals -- 1.4%
                       BHP Billiton PLC............................................    214,600        3,964,714
                       Martin Marietta Materials, Inc. ............................    296,500       25,137,270
                       Rio Tinto, PLC..............................................     93,000        4,743,362
                                                                                                 ---------------
                                                                                                     90,740,284
                                                                                                 ---------------
                       REAL ESTATE -- 1.9%
                       Real Estate Investment Trusts -- 1.9%
                       CenterPoint Properties Corp. ...............................     65,900        3,271,276
                       General Growth Properties, Inc. ............................    808,822       41,735,215
                                                                                                 ---------------
                                                                                                     45,006,491
                                                                                                 ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,580,150,167)...........................................               2,407,634,483
                                                                                                 ---------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.3%                       AMOUNT
                       -----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 0.3%
                       Three Pillars Funding Corp. 4.51% due 02/01/06 (cost
                         $6,824,000)...............................................  $6,824,000       6,824,000
                                                                                                 ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,586,974,167)@                        100.0%                      2,414,458,483
                       Liabilities in excess of other assets--           0.0                            (561,930)
                                                                       ------                     ---------------
                       NET ASSETS --                                   100.0%                     $2,413,896,553
                                                                       ======                     ===============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company. @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Food, Beverage & Tobacco......................   19.2%
      Household Products............................   16.5
      Drugs.........................................   10.7
      Chemicals.....................................   10.2
      Leisure & Tourism.............................    6.6
      Financial Services............................    6.4
      Automotive....................................    4.1
      Forest Products...............................    3.6
      Computers & Business Equipment................    3.5
      Telephone.....................................    3.5

      INDUSTRY ALLOCATION*
      Electronics...................................    3.4
      Telecommunications............................    3.4
      Broadcasting & Media..........................    3.2
      Business Services.............................    3.2
      Medical Products..............................    3.0
                                                      -----
                                                      100.5%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    110

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 100.5%                                          SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.1%
                       Automotive -- 4.1%
                       General Motors Corp. .......................................      173,124   $  4,165,363
                                                                                                   -------------
                       CONSUMER STAPLES -- 35.7%
                       Food, Beverage & Tobacco -- 19.2%
                       Altria Group, Inc. .........................................       44,353      3,208,496
                       Anheuser-Busch Cos., Inc. ..................................       76,671      3,177,246
                       Coca-Cola Co. ..............................................       81,921      3,389,891
                       McCormick & Co., Inc. ......................................      107,202      3,238,572
                       Molson Coors Brewing Co. ...................................       50,300      3,143,750
                       Sysco Corp. ................................................      106,220      3,258,830
                       Household Products -- 16.5%
                       Avon Products, Inc. ........................................      116,141      3,289,113
                       Clorox Co. .................................................       57,991      3,470,761
                       Colgate-Palmolive Co. ......................................       60,175      3,303,006
                       Kimberly-Clark Corp. .......................................       55,752      3,184,554
                       Procter & Gamble Co. .......................................       56,472      3,344,837
                                                                                                   -------------
                                                                                                     36,009,056
                                                                                                   -------------
                       FINANCE -- 6.4%
                       Financial Services -- 6.4%
                       Citigroup, Inc. ............................................       68,440      3,187,935
                       J.P. Morgan Chase & Co. ....................................       83,399      3,315,111
                                                                                                   -------------
                                                                                                      6,503,046
                                                                                                   -------------
                       HEALTHCARE -- 13.7%
                       Drugs -- 10.7%
                       Abbott Laboratories.........................................       83,604      3,607,513
                       Merck & Co., Inc. ..........................................      102,927      3,550,981
                       Pfizer, Inc. ...............................................      141,244      3,627,146
                       Medical Products -- 3.0%
                       Johnson & Johnson...........................................       53,142      3,057,791
                                                                                                   -------------
                                                                                                     13,843,431
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 3.2%
                       Business Services -- 3.2%
                       Genuine Parts Co. ..........................................       75,371      3,205,529
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 9.8%
                       Broadcasting & Media -- 3.2%
                       Gannett Co., Inc. ..........................................       52,872      3,267,489
                       Leisure & Tourism -- 6.6%
                       Carnival Corp. .............................................       61,178      3,166,573
                       McDonald's Corp. ...........................................       98,334      3,442,674
                                                                                                   -------------
                                                                                                      9,876,736
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 10.3%
                       Computers & Business Equipment -- 3.5%
                       Avery Denison Corp. ........................................       59,225      3,538,101

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 3.4%
                       Emerson Electric Co. .......................................       44,075   $  3,413,609
                       Telecommunications -- 3.4%
                       Verizon Communications, Inc. ...............................      109,085      3,453,631
                                                                                                   -------------
                                                                                                     10,405,341
                                                                                                   -------------
                       MATERIALS -- 13.8%
                       Chemicals -- 10.2%
                       du Pont (E.I.) de Nemours & Co. ............................       77,333      3,027,587
                       Rohm and Haas Co. ..........................................       68,175      3,470,108
                       Sherwin-Williams Co. .......................................       72,527      3,836,678
                       Forest Products -- 3.6%
                       Bemis Co., Inc. ............................................      118,899      3,628,797
                                                                                                   -------------
                                                                                                     13,963,170
                                                                                                   -------------
                       UTILITIES -- 3.5%
                       Telephone -- 3.5%
                       AT&T Inc. ..................................................      135,080      3,505,326
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $99,691,158)@                              100.5%                     101,476,998
                       Liabilities in excess of other assets --            (0.5)                        (523,003)
                                                                          ------                    -------------
                       NET ASSETS --                                      100.0%                    $100,953,995
                                                                          ======                    =============

              -----------------------------
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    112

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Electronics...................................   10.3%
      Financial Services............................   10.2
      Energy Services...............................   10.2
      Internet Content..............................   10.1
      Medical Products..............................    8.1
      Retail........................................    6.8
      Communication Equipment.......................    6.6
      Health Services...............................    6.6
      Drugs.........................................    6.1
      Computers & Business Equipment................    4.4
      Household Products............................    4.0
      Telecommunications............................    3.6
      Banks.........................................    3.0
      Computer Software.............................    2.9
      Aerospace & Military Technology...............    1.4
      Multi-Industry................................    1.1
      Food, Beverage & Tobacco......................    1.1
      Insurance.....................................    1.0
      Leisure & Tourism.............................    1.0
      Euro Time Deposit.............................    0.7
      Business Services.............................    0.6
      Broadcasting & Media..........................    0.5
                                                      -----
                                                      100.3%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 99.6%                                           SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.8%
                       Retail -- 6.8%
                       Lowe's Cos., Inc. ..........................................     436,800   $   27,758,640
                       Target Corp. ...............................................     498,600       27,298,350
                       Walgreen Co. ...............................................     175,300        7,586,984
                       Whole Foods Market, Inc. ...................................     153,200       11,316,884
                                                                                                  ---------------
                                                                                                      73,960,858
                                                                                                  ---------------
                       CONSUMER STAPLES -- 5.1%
                       Food, Beverage & Tobacco -- 1.1%
                       Wm. Wrigley Jr. Co. ........................................     186,000       11,896,560
                       Household Products -- 4.0%
                       Procter & Gamble Co. .......................................     736,200       43,605,126
                                                                                                  ---------------
                                                                                                      55,501,686
                                                                                                  ---------------
                       ENERGY -- 10.2%
                       Energy Services -- 10.2%
                       BJ Services Co. ............................................     127,200        5,150,328
                       GlobalSantaFe Corp. ........................................     263,200       16,068,360
                       Halliburton Co. ............................................     633,900       50,426,745
                       Nabors Industries, Ltd.+....................................     250,500       20,353,125
                       Schlumberger, Ltd. .........................................     147,400       18,786,130
                                                                                                  ---------------
                                                                                                     110,784,688
                                                                                                  ---------------
                       FINANCE -- 14.2%
                       Banks -- 3.0%
                       Northern Trust Corp. .......................................     287,400       15,005,154
                       UBS AG......................................................     160,900       17,505,920
                       Financial Services -- 10.2%
                       Franklin Resources, Inc. ...................................     270,600       26,654,100
                       Goldman Sachs Group, Inc. ..................................     126,600       17,882,250
                       J.P. Morgan Chase & Co. ....................................     602,200       23,937,450
                       Legg Mason, Inc. ...........................................     181,100       23,488,670
                       Merrill Lynch & Co., Inc. ..................................     250,500       18,805,035
                       Insurance -- 1.0%
                       ACE, Ltd. ..................................................     205,800       11,267,550
                                                                                                  ---------------
                                                                                                     154,546,129
                                                                                                  ---------------
                       HEALTHCARE -- 20.8%
                       Drugs -- 6.1%
                       Amgen, Inc.+................................................     172,500       12,573,525
                       Gilead Sciences, Inc.+......................................     327,600       19,941,012
                       Teva Pharmaceutical Industries, Ltd. ADR....................     788,600       33,618,018
                       Health Services -- 6.6%
                       Caremark Rx, Inc.+..........................................     261,400       12,887,020
                       UnitedHealth Group, Inc. ...................................     516,500       30,690,430
                       Wellpoint, Inc.+............................................     360,600       27,694,080

---------------------
    114

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 8.1%
                       Affymetrix, Inc.+...........................................      95,100   $    3,630,918
                       Alcon, Inc. ................................................     194,400       24,867,648
                       Genentech, Inc.+............................................     471,000       40,468,320
                       St. Jude Medical, Inc.+.....................................     396,200       19,465,306
                                                                                                  ---------------
                                                                                                     225,836,277
                                                                                                  ---------------
                       INDUSTRIAL & COMMERCIAL -- 3.1%
                       Aerospace & Military Technology -- 1.4%
                       Boeing Co. .................................................     216,600       14,795,946
                       Business Services -- 0.6%
                       Getty Images, Inc.+.........................................      82,000        6,695,300
                       Multi-Industry -- 1.1%
                       General Electric Co. .......................................     379,400       12,425,350
                                                                                                  ---------------
                                                                                                      33,916,596
                                                                                                  ---------------
                       INFORMATION & ENTERTAINMENT -- 1.5%
                       Broadcasting & Media -- 0.5%
                       E.W. Scripps Co., Class A...................................     118,800        5,742,792
                       Leisure & Tourism -- 1.0%
                       Las Vegas Sands Corp.+......................................      52,200        2,680,470
                       McDonald's Corp. ...........................................     124,100        4,344,741
                       Starbucks Corp.+............................................     101,100        3,204,870
                                                                                                  ---------------
                                                                                                      15,972,873
                                                                                                  ---------------
                       INFORMATION TECHNOLOGY -- 37.9%
                       Communication Equipment -- 6.6%
                       Juniper Networks, Inc.+.....................................   1,385,900       25,126,367
                       QUALCOMM, Inc. .............................................     975,600       46,789,776
                       Computers & Business Equipment -- 4.4%
                       Apple Computer, Inc.+.......................................     444,900       33,594,399
                       Network Appliance, Inc.+....................................     444,900       13,880,880
                       Computer Software -- 2.9%
                       Electronic Arts, Inc.+......................................     190,400       10,392,032
                       Microsoft Corp. ............................................     467,800       13,168,570
                       Navteq Corp.+...............................................      67,700        3,040,407
                       SAP AG ADR..................................................      85,300        4,381,861
                       Electronics -- 10.3%
                       Advanced Micro Devices, Inc.+...............................     468,900       19,628,154
                       Broadcom Corp., Class A+....................................     684,500       46,682,900
                       Emerson Electric Co. .......................................      52,100        4,035,145
                       KLA-Tencor Corp. ...........................................     259,400       13,483,612
                       Marvell Technology Group, Ltd.+.............................     402,900       27,566,418
                       Internet Content -- 10.1%
                       eBay, Inc.+.................................................     788,900       34,001,590
                       Google, Inc., Class A+......................................     116,050       50,278,662
                       Yahoo!, Inc.+...............................................     741,140       25,450,748
                       Telecommunications -- 3.6%
                       America Movil SA de CV, Series L ADR........................     203,400        6,860,682
                       Corning, Inc.+..............................................   1,345,700       32,767,795
                                                                                                  ---------------
                                                                                                     411,129,998
                                                                                                  ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $845,851,808)...                1,081,649,105
                                                                                                  ---------------

                                                           ---------------------

                                                                                     PRINCIPAL         VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 0.7%                        AMOUNT        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.7%
                       Euro Time Deposit with State Street Bank & Trust Co. 3.40%
                         due 02/01/06 (cost $7,082,000)............................  $7,082,000   $    7,082,000
                                                                                                  ---------------

                       TOTAL INVESTMENTS --
                         (cost $852,933,808)@--                        100.3%                      1,088,731,105
                       Liabilities in excess of other assets --         (0.3)                         (3,025,506)
                                                                       ------                     ---------------
                       NET ASSETS --                                   100.0%                     $1,085,705,599
                                                                       ======                     ===============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              See Notes to Financial Statements

---------------------
    116

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services.............................  13.2%
      Energy Services................................  13.0
      Broadcasting & Media...........................   7.3
      Energy Sources.................................   6.9
      Computer Software..............................   5.4
      Retail.........................................   5.3
      Food, Beverage & Tobacco.......................   5.2
      Medical Products...............................   5.2
      Communication Equipment........................   5.0
      Banks..........................................   4.7
      Aerospace & Military Technology................   3.8
      Telecommunications.............................   3.1
      Drugs..........................................   2.9
      Business Services..............................   2.8
      Repurchase Agreement...........................   2.6
      Health Services................................   1.9
      Leisure & Tourism..............................   1.8
      Computers & Business Equipment.................   1.8
      Household Products.............................   1.6
      Insurance......................................   1.6
      Electronics....................................   1.4
      Machinery......................................   1.2
      Telephone......................................   0.8
      Electrical Equipment...........................   0.6
                                                       ----
                                                       99.1%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                    VALUE
                       COMMON STOCK -- 96.5%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Retail -- 5.3%
                       J.C. Penney Co., Inc. ......................................     5,941    $   331,508
                       Lowe's Cos., Inc. ..........................................     9,720        617,706
                       Wal-Mart Stores, Inc. ......................................    10,190        469,861
                                                                                                 ------------
                                                                                                   1,419,075
                                                                                                 ------------
                       CONSUMER STAPLES -- 6.8%
                       Food, Beverage & Tobacco -- 5.2%
                       Altria Group, Inc. .........................................     1,523        110,174
                       PepsiCo, Inc. ..............................................    14,110        806,810
                       Wm. Wrigley Jr. Co. ........................................     7,460        477,141
                       Household Products -- 1.6%
                       Procter & Gamble Co. .......................................     7,012        415,321
                                                                                                 ------------
                                                                                                   1,809,446
                                                                                                 ------------
                       ENERGY -- 19.9%
                       Energy Services -- 13.0%
                       Baker Hughes, Inc. .........................................     9,036        699,748
                       Exelon Corp. ...............................................    14,000        803,880
                       Exxon Mobil Corp. ..........................................    17,605      1,104,714
                       Schlumberger, Ltd. .........................................     6,670        850,091
                       Energy Sources -- 6.9%
                       Burlington Resources, Inc. .................................    11,691      1,066,921
                       Canadian Natural Resources Ltd. ADR+........................     6,260        388,120
                       Suncor Energy Inc...........................................     4,840        387,781
                                                                                                 ------------
                                                                                                   5,301,255
                                                                                                 ------------
                       FINANCE -- 19.5%
                       Banks -- 4.7%
                       Bank of America Corp. ......................................    18,375        812,726
                       PNC Financial Services Group, Inc. .........................     1,836        119,083
                       Washington Mutual, Inc. ....................................     7,569        320,320
                       Financial Services -- 13.2%
                       Charles Schwab Corp. .......................................    26,940        398,443
                       Citigroup, Inc. ............................................    19,521        909,288
                       Countrywide Financial Corp. ................................    14,827        495,815
                       Freddie Mac.................................................    14,670        995,506
                       J.P. Morgan Chase & Co. ....................................    17,756        705,801
                       Insurance -- 1.6%
                       XL Capital, Ltd., Class A...................................     6,108        413,267
                                                                                                 ------------
                                                                                                   5,170,249
                                                                                                 ------------
                       HEALTHCARE -- 10.0%
                       Drugs -- 2.9%
                       Abbott Laboratories.........................................     6,475        279,396
                       Amgen, Inc.+................................................     6,643        484,208

---------------------
    118

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 1.9%
                       Caremark Rx, Inc.+..........................................    10,480    $   516,664
                       Medical Products -- 5.2%
                       Baxter International, Inc. .................................    14,175        522,349
                       Medtronic, Inc. ............................................     5,500        310,585
                       Stryker Corp. ..............................................     7,060        352,294
                       Zimmer Holdings, Inc.+......................................     2,880        198,576
                                                                                                 ------------
                                                                                                   2,664,072
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 8.4%
                       Aerospace & Military Technology -- 3.8%
                       General Dynamics Corp. .....................................     4,986        580,171
                       United Technologies Corp. ..................................     7,196        420,031
                       Business Services -- 2.8%
                       First Data Corp. ...........................................    16,270        733,777
                       Electrical Equipment -- 0.6%
                       American Standard Cos., Inc. ...............................     4,869        175,284
                       Machinery -- 1.2%
                       Tyco International, Ltd. ...................................    11,869        309,187
                                                                                                 ------------
                                                                                                   2,218,450
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 9.1%
                       Broadcasting & Media -- 7.3%
                       CBS Corp., Class B..........................................     5,215        136,268
                       McGraw-Hill Cos., Inc. .....................................    18,480        943,219
                       Time Warner, Inc. ..........................................    20,610        361,294
                       Univision Communications, Inc., Class A+....................    12,450        396,408
                       Walt Disney Co. ............................................     3,849         97,418
                       Leisure & Tourism -- 1.8%
                       Harrah's Entertainment, Inc. ...............................     6,420        472,512
                                                                                                 ------------
                                                                                                   2,407,119
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 16.7%
                       Communication Equipment -- 5.0%
                       American Tower Corp., Class A+..............................    16,270        503,394
                       QUALCOMM, Inc. .............................................    17,240        826,830
                       Computers & Business Equipment -- 1.8%
                       Dell, Inc.+.................................................    16,650        488,012
                       Computer Software -- 5.4%
                       Electronic Arts, Inc.+......................................     4,510        246,156
                       Microsoft Corp. ............................................    20,920        588,898
                       Oracle Corp.+...............................................    48,999        615,917
                       Electronics -- 1.4%
                       Linear Technology Corp. ....................................     9,820        365,402
                       Telecommunications -- 3.1%
                       Cisco Systems, Inc.+........................................    32,305        599,904
                       Viacom, Inc.+...............................................     5,215        216,318
                                                                                                 ------------
                                                                                                   4,450,831
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES -- 0.8%
                       Telephone -- 0.8%
                       AT&T Inc. ..................................................     8,496    $   220,471
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $22,327,001)....               25,660,968
                                                                                                 ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 2.6%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 3.65%
                         dated 01/31/06 to be repurchased 02/01/06 in the amount of
                         $700,071 and collateralized by $725,000 of United States
                         Treasury Bills, bearing interest at 4.38% due 04/13/06
                         having an approximate value of $718,838
                         (cost $700,000)...........................................  $700,000        700,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $23,027,001)@                                99.1%                     26,360,968
                       Other assets less liabilities --                      0.9                         232,660
                                                                           ------                    ------------
                       NET ASSETS --                                       100.0%                    $26,593,628
                                                                           ======                    ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investment on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    120

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Drugs.........................................   11.0%
      Energy Services...............................    9.1
      Financial Services............................    8.6
      Computers & Business Equipment................    6.2
      Medical Products..............................    5.9
      Retail........................................    5.5
      Food, Beverage & Tobacco......................    5.2
      Insurance.....................................    4.8
      Household Products............................    4.7
      Aerospace & Military Technology...............    4.6
      Telecommunications............................    4.1
      Machinery.....................................    3.5
      Banks.........................................    3.4
      Energy Sources................................    3.3
      Computer Software.............................    3.3
      Electronics...................................    3.0
      Chemicals.....................................    2.7
      Leisure & Tourism.............................    1.6
      Apparel & Textiles............................    1.4
      Broadcasting & Media..........................    1.3
      Telephone.....................................    1.2
      Business Services.............................    1.1
      Multi-Industry................................    1.0
      Communication Equipment.......................    1.0
      Commercial Paper..............................    0.9
      Transportation................................    0.9
      Housing.......................................    0.5
      Internet Content..............................    0.4
                                                      -----
                                                      100.2%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 99.3%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.4%
                       Apparel & Textiles -- 1.4%
                       Gap, Inc. ..................................................       79,840   $  1,444,306
                       Nike, Inc., Class B.........................................       28,750      2,327,312
                       Housing -- 0.5%
                       Masco Corp. ................................................       44,860      1,330,099
                       Retail -- 5.5%
                       Federated Department Stores, Inc. ..........................       19,100      1,272,633
                       Kohl's Corp.+...............................................       62,020      2,753,068
                       Staples, Inc. ..............................................      136,980      3,247,796
                       Target Corp. ...............................................       68,670      3,759,682
                       TJX Cos., Inc. .............................................       56,620      1,445,509
                       Wal-Mart Stores, Inc. ......................................       54,850      2,529,133
                                                                                                   -------------
                                                                                                     20,109,538
                                                                                                   -------------
                       CONSUMER STAPLES -- 9.9%
                       Food, Beverage & Tobacco -- 5.2%
                       Altria Group, Inc. .........................................       63,150      4,568,271
                       Coca-Cola Co. ..............................................       47,350      1,959,343
                       Diageo, PLC.................................................       93,500      1,391,404
                       Nestle SA...................................................        9,299      2,727,619
                       PepsiCo, Inc. ..............................................       60,412      3,454,358
                       Household Products -- 4.7%
                       Colgate-Palmolive Co. ......................................       52,780      2,897,094
                       Procter & Gamble Co. .......................................       84,950      5,031,588
                       Reckitt & Benckiser, PLC+...................................      149,020      4,893,864
                                                                                                   -------------
                                                                                                     26,923,541
                                                                                                   -------------
                       ENERGY -- 12.4%
                       Energy Services -- 9.1%
                       Amerada Hess Corp. .........................................       25,410      3,933,468
                       BP, PLC ADR.................................................       44,960      3,251,058
                       EnCana Corp. ...............................................       41,670      2,077,666
                       Entergy Corp. ..............................................       11,190        777,817
                       Exelon Corp. ...............................................       52,860      3,035,221
                       GlobalSantaFe Corp. ........................................       59,160      3,611,718
                       Noble Corp. ................................................       52,800      4,247,232
                       Transocean, Inc.+...........................................       46,670      3,787,271
                       Energy Sources -- 3.3%
                       EOG Resources, Inc. ........................................       47,590      4,023,259
                       Total SA Sponsored ADR......................................       34,450      4,765,468
                                                                                                   -------------
                                                                                                     33,510,178
                                                                                                   -------------
                       FINANCE -- 16.8%
                       Banks -- 3.4%
                       Bank of America Corp. ......................................      119,630      5,291,235
                       Wells Fargo & Co. ..........................................       64,380      4,014,737

---------------------
    122

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services -- 8.6%
                       American Express Co. .......................................       60,970   $  3,197,877
                       Goldman Sachs Group, Inc. ..................................       35,430      5,004,487
                       J.P. Morgan Chase & Co. ....................................      123,440      4,906,740
                       Legg Mason, Inc. ...........................................       23,190      3,007,743
                       Lehman Brothers Holdings, Inc. .............................       22,130      3,108,159
                       SLM Corp. ..................................................       70,900      3,967,564
                       Insurance -- 4.8%
                       ACE, Ltd. ..................................................      112,690      6,169,777
                       Genworth Financial, Inc., Class A...........................      210,230      6,887,135
                                                                                                   -------------
                                                                                                     45,555,454
                                                                                                   -------------
                       HEALTHCARE -- 16.9%
                       Drugs -- 11.0%
                       Abbott Laboratories.........................................      111,320      4,803,458
                       Amgen, Inc.+................................................       70,380      5,129,998
                       Eli Lilly and Co. ..........................................       72,700      4,116,274
                       Gilead Sciences, Inc.+......................................       73,860      4,495,858
                       Roche Holding AG............................................       20,430      3,228,018
                       Teva Pharmaceutical Industries, Ltd. ADR....................       57,750      2,461,883
                       Wyeth.......................................................      119,490      5,526,413
                       Medical Products -- 5.9%
                       Boston Scientific Corp.+....................................       67,190      1,469,445
                       Genzyme Corp.+..............................................       27,930      1,981,354
                       Johnson & Johnson...........................................      125,740      7,235,080
                       Medtronic, Inc. ............................................       46,390      2,619,643
                       Zimmer Holdings, Inc.+......................................       39,820      2,745,589
                                                                                                   -------------
                                                                                                     45,813,013
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 11.1%
                       Aerospace & Military Technology -- 4.6%
                       Lockheed Martin Corp. ......................................       84,620      5,724,543
                       United Technologies Corp. ..................................      116,360      6,791,933
                       Business Services -- 1.1%
                       Accenture, Ltd., Class A....................................       52,810      1,665,099
                       Getty Images, Inc.+.........................................       16,500      1,347,225
                       Machinery -- 3.5%
                       Caterpillar, Inc. ..........................................       64,000      4,345,600
                       Illinois Tool Works, Inc. ..................................       15,030      1,266,879
                       Tyco International, Ltd. ...................................      143,630      3,741,561
                       Multi-Industry -- 1.0%
                       3M Co. .....................................................       35,360      2,572,440
                       Transportation -- 0.9%
                       FedEx Corp. ................................................       25,110      2,539,877
                                                                                                   -------------
                                                                                                     29,995,157
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.9%
                       Broadcasting & Media -- 1.3%
                       Walt Disney Co. ............................................      132,250      3,347,247
                       Leisure & Tourism -- 1.6%
                       Carnival Corp. .............................................       58,720      3,039,347
                       Hilton Group PLC............................................      207,950      1,347,517
                                                                                                   -------------
                                                                                                      7,734,111
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 18.0%
                       Communication Equipment -- 1.0%
                       QUALCOMM, Inc. .............................................       57,760   $  2,770,170
                       Computers & Business Equipment -- 6.2%
                       Apple Computer, Inc.+.......................................       38,290      2,891,278
                       Dell, Inc.+.................................................       96,510      2,828,708
                       EMC Corp.+..................................................      456,710      6,119,914
                       International Business Machines Corp. ......................       32,050      2,605,665
                       SanDisk Corp.+..............................................       36,510      2,459,314
                       Computer Software -- 3.3%
                       Adobe Systems, Inc. ........................................       45,140      1,792,961
                       Electronic Arts, Inc.+......................................       55,640      3,036,831
                       Oracle Corp.+...............................................      321,950      4,046,911
                       Electronics -- 3.0%
                       Intel Corp. ................................................      100,230      2,131,892
                       Samsung Electronics Co., Ltd. GDR+*.........................       11,020      4,220,660
                       Xilinx, Inc. ...............................................       57,740      1,625,958
                       Internet Content -- 0.4%
                       Yahoo!, Inc.+...............................................       31,440      1,079,650
                       Telecommunications -- 4.1%
                       Amdocs, Ltd.+...............................................      103,320      3,326,904
                       Cisco Systems, Inc.+........................................      242,010      4,494,126
                       Viacom, Inc.+...............................................       39,965      1,657,748
                       Vodafone Group, PLC Sponsored ADR...........................       74,280      1,568,051
                                                                                                   -------------
                                                                                                     48,656,741
                                                                                                   -------------
                       MATERIALS -- 2.7%
                       Chemicals -- 2.7%
                       Monsanto Co. ...............................................       30,180      2,553,530
                       Praxair, Inc. ..............................................       56,950      3,000,126
                       Rohm and Haas Co. ..........................................       34,400      1,750,960
                                                                                                   -------------
                                                                                                      7,304,616
                                                                                                   -------------
                       UTILITIES -- 1.2%
                       Telephone -- 1.2%
                       Sprint Nextel Corp. ........................................      147,505      3,376,389
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $227,433,152)...                 268,978,738
                                                                                                   -------------

                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.9%                         AMOUNT
                       ------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 0.9%
                       Jupiter Securitization Corp. 4.47% due 2/1/06 (cost
                         $2,471,000)...............................................  $  2,471,000      2,471,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $229,904,152)@                      100.2%                           271,449,738
                       Liabilities in excess of other assets --     (0.2)                              (625,503)
                                                                   ------                          -------------
                       NET ASSETS --                               100.0%                          $270,824,235
                                                                   ======                          =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements
---------------------
    124

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Medical Products..............................   10.4%
      Retail........................................    9.4
      Financial Services............................    9.1
      Computers & Business Equipment................    6.7
      Drugs.........................................    5.8
      Internet Content..............................    5.8
      Leisure & Tourism.............................    5.3
      Health Services...............................    5.2
      Electronics...................................    5.1
      Computer Software.............................    4.0
      Telecommunications............................    4.0
      Machinery.....................................    3.6
      Insurance.....................................    3.1
      Banks.........................................    2.9
      Broadcasting & Media..........................    2.8
      Business Services.............................    2.4
      Energy Sources................................    2.2
      Communication Equipment.......................    1.9
      Transportation................................    1.8
      Apparel & Textiles............................    1.5
      Housing.......................................    1.2
      Energy Services...............................    1.1
      Aerospace & Military Technology...............    0.9
      Repurchase Agreement..........................    0.9
      Telephone.....................................    0.8
      Automotive....................................    0.7
      Household Products............................    0.6
      Education.....................................    0.5
      Electric Utilities............................    0.5
      Food, Beverage & Tobacco......................    0.5
                                                      -----
                                                      100.7%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 99.8%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.8%
                       Apparel & Textiles -- 1.5%
                       Abercrombie & Fitch Co., Class A............................      25,700   $  1,706,223
                       Coach, Inc.+................................................      41,500      1,491,925
                       Automotive -- 0.7%
                       Harley-Davidson, Inc. ......................................      27,400      1,466,722
                       Housing -- 1.2%
                       Lennar Corp., Class A.......................................      22,800      1,426,368
                       Vulcan Materials Co. .......................................      16,200      1,164,456
                       Retail -- 9.4%
                       Best Buy Co., Inc. .........................................      42,400      2,147,984
                       Costco Wholesale Corp. .....................................      28,800      1,436,832
                       Home Depot, Inc. ...........................................     127,300      5,162,015
                       Lowe's Cos., Inc. ..........................................      66,400      4,219,720
                       Michaels Stores, Inc. ......................................      35,100      1,180,413
                       Staples, Inc. ..............................................     196,300      4,654,273
                       Whole Foods Market, Inc. ...................................      19,400      1,433,078
                                                                                                  -------------
                                                                                                    27,490,009
                                                                                                  -------------
                       CONSUMER STAPLES -- 1.1%
                       Food, Beverage & Tobacco -- 0.5%
                       Wm. Wrigley Jr. Co. ........................................      16,300      1,042,548
                       Household Products -- 0.6%
                       Procter & Gamble Co. .......................................      22,600      1,338,598
                                                                                                  -------------
                                                                                                     2,381,146
                                                                                                  -------------
                       EDUCATION -- 0.5%
                       Education -- 0.5%
                       Apollo Group, Inc.+.........................................      20,100      1,118,967
                                                                                                  -------------
                       ENERGY -- 3.3%
                       Energy Services -- 1.1%
                       Marathon Oil Corp. .........................................      31,300      2,406,031
                       Energy Sources -- 2.2%
                       Apache Corp. ...............................................      25,500      1,926,015
                       Canadian Natural Resources Ltd. ADR+........................      21,300      1,320,600
                       Valero Energy Corp. ........................................      21,600      1,348,488
                                                                                                  -------------
                                                                                                     7,001,134
                                                                                                  -------------
                       FINANCE -- 15.1%
                       Banks -- 2.9%
                       Commerce Bancorp, Inc. .....................................     111,200      3,718,528
                       Wells Fargo & Co. ..........................................      41,000      2,556,760
                       Financial Services -- 9.1%
                       American Express Co. .......................................      71,800      3,765,910
                       Bear Stearns Cos., Inc. ....................................      21,600      2,731,536
                       Capital One Financial Corp. ................................      40,800      3,398,640
                       Chicago Merchantile Exchange Holdings, Inc. ................       4,300      1,819,975

---------------------
    126

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Countrywide Financial Corp. ................................     111,400   $  3,725,216
                       NVR, Inc.+..................................................       3,500      2,779,875
                       T. Rowe Price Group, Inc. ..................................      19,200      1,467,456
                       Insurance -- 3.1%
                       ACE, Ltd. ..................................................      10,200        558,450
                       American International Group, Inc.#.........................      64,200      4,202,532
                       Everest Reinsurance Group, Ltd. ............................      15,400      1,488,410
                       Hartford Financial Services Group, Inc. ....................       5,000        411,150
                                                                                                  -------------
                                                                                                    32,624,438
                                                                                                  -------------
                       HEALTHCARE -- 21.4%
                       Drugs -- 5.8%
                       AmerisourceBergen Corp. ....................................      26,700      1,165,188
                       Amgen, Inc.+................................................      64,000      4,664,960
                       Barr Labs, Inc.+............................................      21,200      1,390,296
                       Cardinal Health, Inc. ......................................      39,500      2,845,580
                       Express Scripts, Inc., Class A+.............................      17,200      1,570,188
                       Teva Pharmaceutical Industries, Ltd. ADR....................      19,600        835,548
                       Health Services -- 5.2%
                       HCA, Inc. ..................................................      35,400      1,737,432
                       Medco Health Solutions, Inc.+...............................      33,500      1,812,350
                       UnitedHealth Group, Inc. ...................................      86,500      5,139,830
                       Wellpoint, Inc.+............................................      34,700      2,664,960
                       Medical Products -- 10.4%
                       Becton Dickinson & Co. .....................................      32,000      2,073,600
                       Biogen Idec, Inc.+..........................................      31,200      1,396,200
                       Genentech, Inc.+............................................      28,200      2,422,944
                       Guidant Corp. ..............................................      11,400        839,040
                       Johnson & Johnson...........................................     132,100      7,601,034
                       MedImmune, Inc.+............................................      37,700      1,286,324
                       Medtronic, Inc. ............................................      65,200      3,681,844
                       Nobel Biocare AG............................................       5,969      1,353,991
                       St. Jude Medical, Inc.+.....................................      35,300      1,734,289
                                                                                                  -------------
                                                                                                    46,215,598
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 8.7%
                       Aerospace & Military Technology -- 0.9%
                       L-3 Communications Holdings, Inc. ..........................      24,600      1,993,092
                       Business Services -- 2.4%
                       Accenture, Ltd., Class A....................................      39,900      1,258,047
                       Fiserv, Inc.+...............................................      32,100      1,411,758
                       Getty Images, Inc.+.........................................      13,400      1,094,110
                       Paychex, Inc. ..............................................      38,100      1,384,935
                       Machinery -- 3.6%
                       Caterpillar, Inc. ..........................................      64,700      4,393,130
                       Danaher Corp. ..............................................      37,100      2,101,344
                       Parker-Hannifin Corp. ......................................      17,500      1,325,975
                       Transportation -- 1.8%
                       JetBlue Airways Corp.+......................................      89,800      1,170,992
                       United Parcel Service, Inc., Class B........................      36,300   $  2,719,233
                                                                                                  -------------
                                                                                                    18,852,616
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 8.1%
                       Broadcasting & Media -- 2.8%
                       Comcast Corp., Special Class A+.............................      53,600   $  1,485,792
                       McGraw-Hill Cos., Inc. .....................................      60,100      3,067,504
                       XM Satellite Radio Holdings, Inc., Class A+.................      54,600      1,429,428
                       Leisure & Tourism -- 5.3%
                       Las Vegas Sands Corp.+......................................      50,600      2,598,310
                       Royal Caribbean Cruises, Ltd. ..............................      48,700      1,991,830
                       Southwest Airlines Co. .....................................      80,100      1,318,446
                       Starbucks Corp.+............................................      86,100      2,729,370
                       Yum! Brands, Inc. ..........................................      59,300      2,933,571
                                                                                                  -------------
                                                                                                    17,554,251
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 27.5%
                       Communication Equipment -- 1.9%
                       QUALCOMM, Inc. .............................................      87,600      4,201,296
                       Computers & Business Equipment -- 6.7%
                       Apple Computer, Inc.+.......................................      62,300      4,704,273
                       Dell, Inc.+.................................................     200,500      5,876,655
                       EMC Corp.+..................................................     292,400      3,918,160
                       Computer Software -- 4.0%
                       Adobe Systems, Inc. ........................................      45,400      1,803,288
                       Autodesk, Inc. .............................................      40,600      1,647,954
                       Fair Issac Corp. ...........................................      18,100        802,192
                       Mcafee, Inc.+...............................................      50,900      1,180,371
                       Oracle Corp.+...............................................     184,900      2,324,193
                       Red Hat, Inc.+..............................................      30,700        888,765
                       Electronics -- 5.1%
                       Applied Materials, Inc.+....................................     132,900      2,531,745
                       Freescale Semiconductor, Inc.+..............................      30,200        762,550
                       Intel Corp. ................................................      90,800      1,931,316
                       Lam Research Corp.+.........................................      28,540      1,325,112
                       Microchip Technology, Inc. .................................      37,200      1,395,372
                       Texas Instruments, Inc. ....................................     104,900      3,066,227
                       Internet Content -- 5.8%
                       eBay, Inc.+.................................................     105,100      4,529,810
                       Google, Inc., Class A+......................................       9,200      3,985,900
                       Yahoo!, Inc.+...............................................     115,700      3,973,138
                       Telecommunications -- 4.0%
                       Cisco Systems, Inc.+........................................     332,300      6,170,811
                       Corning, Inc.+..............................................      97,700      2,378,995
                                                                                                  -------------
                                                                                                    59,398,123
                                                                                                  -------------
                       UTILITIES -- 1.3%
                       Electric Utilities -- 0.5%
                       AES Corp.+..................................................      66,400      1,131,456
                       Telephone -- 0.8%
                       Sprint Nextel Corp. ........................................      70,200      1,606,878
                                                                                                  -------------
                                                                                                     2,738,334
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $191,936,995)...                215,374,616
                                                                                                  -------------

---------------------
    128

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 0.9%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America, bearing interest at 4.41%
                         dated 01/31/06 to be repurchased 02/01/06 in the amount of
                         $1,963,238 and collateralized by $1,990,000 of Federal
                         Home Loan Mtg. Corp. Notes, bearing interest at 4.25% due
                         04/05/07 and having an approximate value of $2,019,424
                         (cost $1,963,000).........................................  $1,963,000   $  1,963,000
                                                                                                  -------------


                       TOTAL INVESTMENTS --
                         (cost $193,899,995)@                         100.7%                      217,337,616
                       Liabilities in excess of other assets --        (0.7)                       (1,584,707)
                                                                      ------                     -------------
                       NET ASSETS --                                  100.0%                     $215,752,909
                                                                      ======                     =============

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investment on a tax basis
              #  Security represents an investment in an affiliated company; see
                 Note 8
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Medical Products...............................   8.5%
      Machinery......................................   7.0
      Communication Equipment........................   6.9
      Apparel & Textiles.............................   6.3
      Financial Services.............................   6.3
      Retail.........................................   6.0
      Drugs..........................................   5.8
      Computers & Business Equipment.................   5.3
      Repurchase Agreement...........................   5.1
      Internet Content...............................   4.8
      Electronics....................................   4.6
      Energy Services................................   4.4
      Food, Beverage & Tobacco.......................   3.8
      Aerospace & Military Technology................   3.4
      Energy Sources.................................   3.3
      Computer Software..............................   2.9
      Health Services................................   2.9
      Multi-Industry.................................   2.5
      Household Products.............................   1.8
      Leisure & Tourism..............................   1.4
      Transportation.................................   1.4
      Broadcasting & Media...........................   1.1
      Banks..........................................   0.9
      Telephone......................................   0.9
      Telecommunications.............................   0.6
                                                       ----
                                                       97.9%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    130

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                     VALUE
                       COMMON STOCK -- 92.8%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.3%
                       Apparel & Textiles -- 6.3%
                       Coach, Inc.+................................................      31,000   $ 1,114,450
                       Nike, Inc., Class B.........................................      16,500     1,335,675
                       Urban Outfitters, Inc. .....................................      33,000       901,230
                       Retail -- 6.0%
                       CVS Corp. ..................................................      20,000       555,200
                       Home Depot, Inc. ...........................................      26,000     1,054,300
                       Kohl's Corp.+...............................................      21,000       932,190
                       Wal-Mart Stores, Inc. ......................................      13,300       613,263
                                                                                                  ------------
                                                                                                    6,506,308
                                                                                                  ------------
                       CONSUMER STAPLES -- 5.6%
                       Food, Beverage & Tobacco -- 3.8%
                       Altria Group, Inc. .........................................      14,000     1,012,760
                       PepsiCo, Inc. ..............................................      17,000       972,060
                       Household Products -- 1.8%
                       Procter & Gamble Co. .......................................      16,000       947,680
                                                                                                  ------------
                                                                                                    2,932,500
                                                                                                  ------------
                       ENERGY -- 7.7%
                       Energy Services -- 4.4%
                       ENSCO International, Inc. ..................................      15,000       766,800
                       Transocean, Inc.+...........................................      19,000     1,541,850
                       Energy Sources -- 3.3%
                       Devon Energy Corp. .........................................      10,000       682,100
                       Smith International, Inc.+..................................      15,000       675,000
                       Ultra Petroleum Corp. ......................................       6,000       412,740
                                                                                                  ------------
                                                                                                    4,078,490
                                                                                                  ------------
                       FINANCE -- 7.2%
                       Banks -- 0.9%
                       Bank of America Corp. ......................................      11,000       486,530
                       Financial Services -- 6.3%
                       American Express Co. .......................................      20,100     1,054,245
                       Bear Stearns Cos., Inc. ....................................       7,000       885,220
                       Goldman Sachs Group, Inc. ..................................       5,500       776,875
                       Merrill Lynch & Co., Inc. ..................................       8,000       600,560
                                                                                                  ------------
                                                                                                    3,803,430
                                                                                                  ------------
                       HEALTHCARE -- 17.2%
                       Drugs -- 5.8%
                       Amgen, Inc.+................................................      11,500       838,235
                       AstraZeneca, PLC............................................      12,000       583,680
                       Cardinal Health, Inc. ......................................       9,000       648,360
                       Schering-Plough Corp. ......................................      50,000       957,500
                       Health Services -- 2.9%
                       UnitedHealth Group, Inc. ...................................      13,000       772,460
                       Wellpoint, Inc.+............................................      10,000       768,000

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 8.5%
                       Biogen Idec, Inc.+..........................................      19,000   $   850,250
                       Genentech, Inc.+............................................       7,000       601,440
                       Genzyme Corp.+..............................................      19,000     1,347,860
                       Johnson & Johnson...........................................      16,000       920,640
                       Medtronic, Inc. ............................................      13,500       762,345
                                                                                                  ------------
                                                                                                    9,050,770
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 14.3%
                       Aerospace & Military Technology -- 3.4%
                       Ametek, Inc. ...............................................      30,000     1,234,200
                       L-3 Communications Holdings, Inc. ..........................       7,000       567,140
                       Machinery -- 7.0%
                       Danaher Corp. ..............................................      11,000       623,040
                       Dover Corp. ................................................      14,000       643,020
                       IDEX Corp. .................................................      26,600     1,223,600
                       ITT Industries, Inc. .......................................       5,500       563,750
                       Rockwell Automation, Inc. ..................................      10,000       660,700
                       Multi-Industry -- 2.5%
                       General Electric Co. .......................................      40,000     1,310,000
                       Transportation -- 1.4%
                       Norfolk Southern Corp. .....................................      15,000       747,600
                                                                                                  ------------
                                                                                                    7,573,050
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 2.5%
                       Broadcasting & Media -- 1.1%
                       Omnicom Group, Inc. ........................................       7,000       572,530
                       Leisure & Tourism -- 1.4%
                       Carnival Corp. .............................................      14,500       750,520
                                                                                                  ------------
                                                                                                    1,323,050
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 25.1%
                       Communication Equipment -- 6.9%
                       Motorola, Inc. .............................................      47,000     1,067,370
                       Nokia Corp. ADR.............................................      60,000     1,102,800
                       QUALCOMM, Inc. .............................................      31,000     1,486,760
                       Computers & Business Equipment -- 5.3%
                       Apple Computer, Inc.+.......................................      15,000     1,132,650
                       Dell, Inc.+.................................................      16,600       486,546
                       EMC Corp.+..................................................      40,000       536,000
                       International Business Machines Corp. ......................       8,000       650,400
                       Computer Software -- 2.9%
                       Microsoft Corp. ............................................      54,000     1,520,100
                       Electronics -- 4.6%
                       Intel Corp. ................................................      20,000       425,400
                       National Semiconductor Corp. ...............................      35,000       987,350
                       Texas Instruments, Inc. ....................................      34,000       993,820
                       Internet Content -- 4.8%
                       eBay, Inc.+.................................................      17,000       732,700
                       Google, Inc., Class A+......................................       2,200       953,150
                       Yahoo!, Inc.+...............................................      25,000       858,500

---------------------
    132

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 0.6%
                       Corning, Inc.+..............................................      12,500   $   304,375
                                                                                                  ------------
                                                                                                   13,237,921
                                                                                                  ------------
                       UTILITIES -- 0.9%
                       Telephone -- 0.9%
                       Sprint Nextel Corp. ........................................      20,000       457,800
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,873,983)....                48,963,319
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.1%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $2,709,000).........................................  $2,709,000     2,709,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $47,582,983)@                              97.9%                      51,672,319
                       Other assets less liabilities --                    2.1                        1,102,689
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $52,775,008
                                                                         ======                     ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba Davis Advisors)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Real Estate Investment Trusts.................   85.8%
      Multi-Industry................................   10.2
      Real Estate Companies.........................    2.8
      Transportation................................    1.1
      Metals & Minerals.............................    1.0
                                                      -----
                                                      100.9%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    134

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba Davis Advisors)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                        VALUE
                       COMMON STOCK -- 90.3%                                            SHARES        (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 1.1%
                       Transportation -- 1.1%
                       Alexander & Baldwin, Inc. ..................................        24,000   $  1,261,680
                       Florida East Coast Industries, Inc. ........................        30,400      1,482,912
                                                                                                    -------------
                                                                                                       2,744,592
                                                                                                    -------------
                       MATERIALS -- 1.0%
                       Metals & Minerals -- 1.0%
                       Florida Rock Industries Inc. ...............................        48,500      2,621,910
                                                                                                    -------------
                       REAL ESTATE -- 88.2%
                       Real Estate Companies -- 2.8%
                       Derwent Valley Holdings, PLC+...............................       107,644      3,052,487
                       Hammerson, PLC+.............................................       136,500      2,535,180
                       Slough Estates, PLC+........................................       121,729      1,280,927
                       Real Estate Investment Trusts -- 85.4%
                       Alexandria Real Estate Equities, Inc. ......................       110,100      9,716,325
                       AMB Property Corp. .........................................       107,900      5,632,380
                       American Campus Communities, Inc. ..........................       206,000      5,108,800
                       Archstone-Smith Trust.......................................       122,500      5,740,350
                       Boston Properties, Inc. ....................................        90,500      7,082,530
                       Brixton, PLC+...............................................       551,721      4,446,244
                       Camden Property Trust.......................................        81,900      5,331,690
                       CarrAmerica Realty Corp. ...................................       175,100      6,443,680
                       Columbia Equity Trust, Inc. ................................       160,800      2,661,240
                       Corporate Office Properties Trust...........................       237,100      9,600,179
                       Cousins Properties, Inc. ...................................       236,300      7,377,286
                       Developers Diversified Realty Corp. ........................       180,286      8,880,888
                       Duke Realty Corp. ..........................................       197,800      7,176,184
                       Essex Property Trust, Inc. .................................        87,200      8,665,936
                       Forest City Enterprises, Inc., Class A......................       263,300      9,971,171
                       General Growth Properties, Inc. ............................       204,952     10,575,523
                       Gramercy Capital Corp. .....................................       146,000      3,845,640
                       Kilroy Realty Corp. ........................................       140,600      9,503,154
                       Kimco Realty Corp. .........................................       243,700      8,551,433
                       Liberty International, PLC..................................       190,000      3,567,693
                       Pan Pacific Retail Properties, Inc. ........................       107,600      7,445,920
                       Pennsylvania Real Estate Investment Trust...................        52,100      2,118,386
                       ProLogis....................................................       216,400     11,084,008
                       Regency Centers Corp. ......................................       123,600      7,966,020
                       Simon Property Group, Inc. .................................        70,500      5,840,220
                       SL Green Realty Corp. ......................................       152,210     12,791,728
                       Spirit Finance Corp. .......................................       235,700      2,837,828
                       St. Joe Corp. ..............................................        27,100      1,719,495
                       The Macerich Co. ...........................................        55,400      4,020,378
                       United Dominion Realty Trust, Inc. .........................       293,600      7,460,376
                       Ventas, Inc. ...............................................       149,700      4,580,820
                       Vornado Realty Trust........................................        82,894      7,322,856
                                                                                                    -------------
                                                                                                     221,934,955
                                                                                                    -------------
                       TOTAL COMMON STOCK (cost $145,272,699)......................                  227,301,457
                                                                                                    -------------

                                                           ---------------------

                                                                                                        VALUE
                       PREFERRED STOCK (CONTINUED)                                      SHARES        (NOTES 2)
                       ------------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Equity Residential, Series C 9.13%..........................         4,300   $    109,994
                       Equity Residential, Series D 8.60%..........................        10,000        258,900
                       Equity Residential, Series E 7.00% (Convertible)............        13,600        637,568
                                                                                                    -------------
                       TOTAL PREFERRED STOCK (cost $775,890).......................                    1,006,462
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $146,048,589)...                  228,307,919
                                                                                                    -------------
                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 10.2%                        AMOUNT
                       ------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 10.2%
                       Rabobank USA Financial Corporation 4.48% due 02/07/06.......  $  8,500,000      8,493,653
                       Starbird Funding Corp. 4.48% due 02/01/06...................    10,353,000     10,353,000
                       Three Pillars Funding Corp. 4.50% due 02/06/06..............     7,000,000      6,995,625
                                                                                                    -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $25,842,278)...                   25,842,278
                                                                                                    -------------

                       TOTAL INVESTMENTS -- (cost $171,890,867)@      100.9%                        254,150,197
                       Liabilities in excess of other assets --        (0.9)                         (2,359,901)
                                                                      ------                       -------------
                       NET ASSETS --                                  100.0%                       $251,790,296
                                                                      ======                       =============

              -----------------------------
              +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    136

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Machinery.....................................    9.2%
      Metals & Minerals.............................    8.8
      Retail........................................    8.3
      Insurance.....................................    7.4
      Transportation................................    7.2
      Apparel & Textiles............................    5.7
      Chemicals.....................................    5.7
      Energy Services...............................    5.3
      U.S. Government Agencies......................    4.2
      Business Services.............................    3.9
      Leisure & Tourism.............................    3.8
      Housing.......................................    3.3
      Automotive....................................    2.9
      Medical Products..............................    2.5
      Multi Industry................................    2.3
      Electric Utilities............................    2.0
      Gas & Pipelines Utilities.....................    1.9
      Electrical Equipment..........................    1.7
      Household Products............................    1.7
      Drugs.........................................    1.6
      Food, Beverages, & Textiles...................    1.6
      Computer Services.............................    1.5
      Banks.........................................    1.3
      Energy Sources................................    1.3
      Forest Products...............................    1.2
      Internet Content..............................    1.1
      Real Estate Trusts............................    1.1
      Electronics...................................    0.9
      Computer & Business Equipment.................    0.6
      Manufacturing.................................    0.4
                                                      -----
                                                      100.4%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                    VALUE
                       COMMON STOCK -- 96.2%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 20.2%
                       Apparel & Textiles -- 5.7%
                       American Eagle Outfitters, Inc. ............................       900    $    24,282
                       Brown Shoe Co., Inc. .......................................     4,000        180,080
                       Gymboree Corp.+.............................................     6,200        152,768
                       Men's Wearhouse, Inc.+......................................     2,150         73,465
                       Russell Corp. ..............................................     3,900         59,592
                       Timberland Co., Class A+....................................     2,800         97,888
                       Automotive -- 2.9%
                       Monaco Coach Corp. .........................................     7,700        104,258
                       Superior Industries International, Inc. ....................     4,000         92,800
                       Wabash National Corp. ......................................     4,600         98,118
                       Housing -- 3.3%
                       American Woodmark Corp. ....................................     2,497         78,031
                       Ethan Allen Interiors, Inc. ................................     1,000         42,510
                       La-Z-Boy, Inc. .............................................     6,900        112,746
                       Schottenstein Homes, Inc. ..................................     2,769        110,373
                       Retail -- 8.3%
                       Bassett Furniture Industries, Inc. .........................     1,400         27,300
                       Casey's General Stores, Inc. ...............................     4,500        114,525
                       Christopher & Banks Corp. ..................................     6,200        122,698
                       Dillard's, Inc., Class A....................................     3,200         82,880
                       Hooker Furniture Corp. .....................................     2,400         36,048
                       Hot Topic, Inc.+............................................     7,000        100,520
                       Linens 'n Things, Inc.+.....................................     2,100         57,981
                       Mine Safety Appliances Co. .................................     1,900         75,677
                       Pier 1 Imports, Inc. .......................................     7,500         81,150
                       Regis Corp. ................................................     3,300        127,875
                       Zale Corp.+.................................................     1,300         31,863
                                                                                                 ------------
                                                                                                   2,085,428
                                                                                                 ------------
                       CONSUMER STAPLES -- 3.3%
                       Food, Beverage & Tobacco -- 1.6%
                       Bunge, Ltd. ................................................     2,700        159,192
                       Household Products -- 1.7%
                       AptarGroup, Inc. ...........................................     1,800        101,592
                       Russ Berrie & Co., Inc. ....................................     6,000         75,960
                                                                                                 ------------
                                                                                                     336,744
                                                                                                 ------------
                       ENERGY -- 6.6%
                       Energy Services -- 5.3%
                       Atwood Oceanics, Inc.+......................................       700         67,991
                       CONSOL Energy, Inc. ........................................     2,000        145,800
                       Oil States International, Inc.+.............................     2,600        106,340
                       Rowan Cos., Inc. ...........................................     3,200        143,456
                       Sierra Pacific Resources+...................................     6,500         85,800

---------------------
    138

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 1.3%
                       Lone Star Technologies, Inc.+...............................     2,400    $   136,560
                                                                                                 ------------
                                                                                                     685,947
                                                                                                 ------------
                       FINANCE -- 8.7%
                       Banks -- 1.3%
                       Chemical Financial Corp. ...................................       105          3,302
                       First Indiana Corp. ........................................     1,000         33,430
                       Peoples Bancorp Inc. .......................................     3,100         92,070
                       Insurance -- 7.4%
                       American National Insurance Co. ............................     1,200        142,200
                       Arthur J. Gallagher & Co. ..................................     3,400         99,144
                       Aspen Insurance Holdings, Ltd. .............................     5,700        132,126
                       Montpelier Re Holdings, Ltd. ...............................     6,100        117,730
                       National Financial Partners Corp. ..........................       100          5,351
                       PMI Group, Inc. ............................................     1,500         64,845
                       Protective Life Corp. ......................................     1,800         80,910
                       RLI Corp. ..................................................     1,700         92,905
                       StanCorp Financial Group, Inc. .............................       600         29,850
                                                                                                 ------------
                                                                                                     893,863
                                                                                                 ------------
                       HEALTHCARE -- 4.1%
                       Drugs -- 1.6%
                       NBTY, Inc.+.................................................     3,300         68,277
                       Pharmaceutical Product Development, Inc. ...................     1,400         96,852
                       Medical Products -- 2.5%
                       Steris Corp. ...............................................     4,900        132,300
                       West Pharmaceutical Services, Inc. .........................     4,000        122,120
                                                                                                 ------------
                                                                                                     419,549
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 24.7%
                       Business Services -- 3.9%
                       ABM Industries, Inc. .......................................     2,200         42,042
                       Emcor Group, Inc.+..........................................     1,100         90,222
                       Genlyte Group, Inc.+........................................     1,600         92,544
                       Hughes Supply, Inc. ........................................     3,000        138,300
                       Nordson Corp. ..............................................       800         36,336
                       Electrical Equipment -- 1.7%
                       Mettler Toledo International, Inc.+.........................     2,600        150,514
                       Powell Industries, Inc.+....................................     1,200         25,260
                       Machinery -- 9.2%
                       A.O. Smith Corp. ...........................................       600         25,854
                       Baldor Electric Co. ........................................       100          2,988
                       Briggs & Stratton Corp. ....................................     4,200        146,118
                       CNH Global NV...............................................     4,500         84,870
                       Graco, Inc. ................................................     4,500        180,810
                       JLG Industries, Inc. .......................................     1,300         70,824
                       Kennametal, Inc. ...........................................     3,100        181,350
                       Mueller Industries, Inc. ...................................     5,400        156,762
                       Teleflex, Inc. .............................................     1,700        107,219
                       Manufacturing -- 0.4%
                       Carlisle Cos., Inc. ........................................       600         41,646

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 2.3%
                       Bob Evans Farms, Inc. ......................................       500    $    13,350
                       Roper Industries, Inc. .....................................     5,400        217,890
                       Winnebago Industries, Inc. .................................       300          9,393
                       Transportation -- 7.2%
                       Genesee & Wyoming, Inc.+....................................       200          7,800
                       Kansas City Southern Industries, Inc.+......................     5,300        137,694
                       Offshore Logistics, Inc.+...................................     1,500         53,850
                       OMI Corp. ..................................................     3,400         59,704
                       Overseas Shipholding Group..................................     1,400         72,212
                       Teekay Shipping Corp. ......................................     3,000        116,520
                       Thor Industries, Inc. ......................................     4,600        196,190
                       West Marine, Inc.+..........................................     7,400         96,200
                                                                                                 ------------
                                                                                                   2,554,462
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 3.8%
                       Leisure & Tourism -- 3.8%
                       Aztar Corp.+................................................     4,000        123,440
                       Dollar Thrifty Automotive Group, Inc.+......................     2,000         75,860
                       Intrawest Corp. ............................................     2,800         78,652
                       SkyWest, Inc. ..............................................     3,900        113,802
                                                                                                 ------------
                                                                                                     391,754
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 4.1%
                       Computers & Business Equipment -- 0.6%
                       Diebold, Inc. ..............................................     1,500         58,665
                       Computer Services -- 1.5%
                       Reynolds & Reynolds Co., Class A............................     5,500        156,200
                       Electronics -- 0.9%
                       Cohu, Inc. .................................................     1,700         48,195
                       Omnivision Technologies, Inc.+..............................     1,900         47,937
                       Internet Content -- 1.1%
                       Avocent Corp.+..............................................     3,500        116,445
                                                                                                 ------------
                                                                                                     427,442
                                                                                                 ------------
                       MATERIALS -- 15.7%
                       Chemicals -- 5.7%
                       Airgas, Inc. ...............................................     2,400         93,072
                       Apogee Enterprises, Inc. ...................................     3,900         71,994
                       Cabot Corp. ................................................     4,100        160,802
                       RPM International, Inc. ....................................     9,000        170,100
                       Westlake Chemical Corp. ....................................     3,000         94,200
                       Forest Products -- 1.2%
                       Glatfelter..................................................     5,600         79,632
                       Mercer International, Inc.+.................................     5,400         44,280
                       Metals & Minerals -- 8.8%
                       Arch Coal, Inc. ............................................     1,900        164,768
                       CIRCOR International, Inc. .................................     2,900         79,518
                       Gibraltar Industries, Inc. .................................     3,600         97,308
                       Global Industries, Inc.+....................................     4,300         60,200
                       Reliance Steel & Aluminum Co. ..............................     2,500        198,750
                       Steel Dynamics, Inc. .......................................     4,400        204,248
                       Timken Co. .................................................       800         28,936
                       United States Steel Corp. ..................................     1,300         77,675
                                                                                                 ------------
                                                                                                   1,625,483
                                                                                                 ------------

---------------------
    140

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.1%
                       Real Estate Investment Trusts -- 1.1%
                       Arbor Reality Trust, Inc. ..................................     4,300    $   112,961
                                                                                                 ------------
                       UTILITIES -- 3.9%
                       Electric Utilities -- 2.0%
                       Peabody Energy Corp. .......................................     2,100        208,971
                       Gas & Pipeline Utilities -- 1.9%
                       Atmos Energy Corp. .........................................     1,100         28,908
                       Tidewater, Inc. ............................................     1,500         87,630
                       Watts Industries, Inc., Class A.............................     2,400         80,832
                                                                                                 ------------
                                                                                                     406,341
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $6,688,532).....                9,939,974
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 4.2%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       GOVERNMENT AGENCIES -- 4.2%
                       Federal Home Loan Mtg. Disc. Notes 4.35% due 02/01/06 (cost
                         $432,000).................................................  $432,000        432,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $7,120,532)@                                100.4%                     10,371,974
                       Liabilities in excess of other assets --             (0.4)                        (44,456)
                                                                           ------                    ------------
                       NET ASSETS --                                       100.0%                    $10,327,518
                                                                           ======                    ============

              -----------------------------
               +Non-Income producing security.
               @  See Note 3 for cost investments on a tax basis.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Electronics....................................  10.8%
      Medical Products...............................  10.7
      Business Services..............................   9.8
      Drugs..........................................   7.1
      Communication Equipment........................   5.7
      Energy Services................................   5.2
      Retail.........................................   4.4
      Financial Services.............................   4.0
      Computers & Business Equipment.................   3.6
      Computer Software..............................   3.6
      Telecommunications.............................   3.4
      Insurance......................................   2.8
      Health Services................................   2.8
      Commercial Paper...............................   2.7
      Broadcasting & Media...........................   2.4
      Entertainment Products.........................   2.3
      Apparel & Textiles.............................   2.1
      Energy Sources.................................   2.1
      Leisure & Tourism..............................   2.0
      Machinery......................................   1.9
      Banks..........................................   1.8
      Internet Software..............................   1.6
      Food, Beverage & Tobacco.......................   1.1
      Education......................................   1.0
      Multi-Industry.................................   1.0
      Household Products.............................   0.9
      Chemicals......................................   0.9
      Transportation.................................   0.6
      Metals & Minerals..............................   0.6
      Aerospace & Military Technology................   0.5
      Electric Utilities.............................   0.5
                                                       ----
                                                       99.9%
                                                       ====

    -------------------
    *  Calculated as a percentage of net assets.

---------------------
    142

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 97.2%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.5%
                       Apparel & Textiles -- 2.1%
                       Aeropostale, Inc. ..........................................      53,400   $  1,614,282
                       Chico's FAS, Inc.+..........................................      37,400      1,629,144
                       Urban Outfitters, Inc. .....................................      95,400      2,605,374
                       Retail -- 4.4%
                       Bed Bath & Beyond, Inc.+....................................      83,900      3,138,699
                       Kohl's Corp.+...............................................      53,460      2,373,089
                       PetSmart, Inc. .............................................     182,830      4,581,720
                       Williams-Sonoma, Inc.+......................................      45,300      1,802,034
                                                                                                  -------------
                                                                                                    17,744,342
                                                                                                  -------------
                       CONSUMER STAPLES -- 2.0%
                       Food, Beverage & Tobacco -- 1.1%
                       RARE Hospitality International Inc. ........................      90,900      2,867,895
                       Household Products -- 0.9%
                       Estee Lauder Cos., Inc., Class A............................      48,600      1,772,442
                       Tempur-Pedic International Inc. ............................      52,490        612,033
                                                                                                  -------------
                                                                                                     5,252,370
                                                                                                  -------------
                       EDUCATION -- 1.0%
                       Education -- 1.0%
                       Apollo Group, Inc.+.........................................      24,180      1,346,101
                       Universal Technical Institute Inc. .........................      39,300      1,436,415
                                                                                                  -------------
                                                                                                     2,782,516
                                                                                                  -------------
                       ENERGY -- 7.3%
                       Energy Services -- 5.2%
                       Amerada Hess Corp. .........................................      21,600      3,343,680
                       GlobalSantaFe Corp. ........................................      60,640      3,702,072
                       National-Oilwell, Inc.+.....................................      57,590      4,380,871
                       Noble Corp. ................................................      32,600      2,622,344
                       Energy Sources -- 2.1%
                       Smith International, Inc.+..................................     126,920      5,711,400
                                                                                                  -------------
                                                                                                    19,760,367
                                                                                                  -------------
                       FINANCE -- 8.6%
                       Banks -- 1.8%
                       Commerce Bancorp, Inc. .....................................      77,900      2,604,976
                       Investors Financial Services Corp. .........................      50,500      2,370,470
                       Financial Services -- 4.0%
                       Chicago Merchantile Exchange Holdings, Inc. ................      10,400      4,401,800
                       Legg Mason, Inc. ...........................................      32,820      4,256,754
                       Nelnet, Inc., Class A+......................................      18,900        776,790
                       SLM Corp. ..................................................      24,160      1,351,994
                       Insurance -- 2.8%
                       ACE, Ltd. ..................................................      48,390      2,649,352
                       Endurance Specialty Holdings................................      60,000      1,975,800

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       PartnerRe, Ltd. ............................................      41,100   $  2,539,158
                       Platinum Underwriters Holdings, Ltd. .......................      17,200        527,180
                                                                                                  -------------
                                                                                                    23,454,274
                                                                                                  -------------
                       HEALTHCARE -- 20.6%
                       Drugs -- 7.1%
                       Allergan, Inc. .............................................      33,180      3,862,152
                       Celgene Corp.+..............................................      39,900      2,838,885
                       Endo Pharmaceuticals Holdings, Inc.+........................     107,910      3,097,017
                       Gilead Sciences, Inc.+......................................      66,660      4,057,594
                       Imclone Systems, Inc.+......................................      41,500      1,495,245
                       Medicis Pharmaceutical Corp., Class A.......................     127,120      3,929,279
                       Health Services -- 2.8%
                       Health Net, Inc. ...........................................      69,400      3,426,278
                       Laboratory Corp. of America Holdings+.......................      47,600      2,791,740
                       United Surgical Partners International, Inc.+...............      38,000      1,472,880
                       Medical Products -- 10.7%
                       Advanced Med Optics, Inc. ..................................     104,600      4,663,068
                       C.R. Bard, Inc. ............................................      31,010      1,966,654
                       Cytyc Corp.+................................................     144,140      4,338,614
                       DENTSPLY International, Inc. ...............................      55,020      2,954,574
                       Fisher Scientific International, Inc.+......................      14,270        954,235
                       Gen-Probe, Inc.+............................................      50,010      2,522,005
                       Genzyme Corp.+..............................................      48,100      3,412,214
                       Human Genome Sciences, Inc.+................................      47,200        519,200
                       MedImmune, Inc.+............................................      15,550        530,566
                       ResMed, Inc.+...............................................      42,000      1,656,480
                       St. Jude Medical, Inc.+.....................................      73,670      3,619,407
                       Thoratec Corp.+.............................................      76,250      1,929,125
                                                                                                  -------------
                                                                                                    56,037,212
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 13.8%
                       Aerospace & Military Technology -- 0.5%
                       Gentex Corp. ...............................................      76,700      1,280,890
                       Business Services -- 9.8%
                       Alliance Data Systems Corp.+................................      77,100      3,257,475
                       Bright Horizons Family Solutions, Inc. .....................      35,200      1,375,616
                       Brinks Co. .................................................      31,500      1,675,800
                       Corporate Executive Board Co. ..............................      60,200      5,065,228
                       FLIR Systems, Inc.+.........................................      49,650      1,176,705
                       Getty Images, Inc.+.........................................      46,600      3,804,890
                       ITT Educational Services, Inc.+.............................      51,800      3,019,940
                       Monster Worldwide, Inc.+....................................      74,380      3,173,051
                       Paychex, Inc. ..............................................      55,700      2,024,695
                       W.W. Grainger, Inc. ........................................      30,800      2,184,644
                       Machinery -- 1.9%
                       ITT Industries, Inc. .......................................      27,080      2,775,700
                       MSC Industrial Direct Co., Inc. Class A.....................      51,600      2,318,388
                       Multi-Industry -- 1.0%
                       Roper Industries, Inc. .....................................      66,060      2,665,521
                       Transportation -- 0.6%
                       Expeditors International of Washington, Inc. ...............      23,740      1,745,839
                                                                                                  -------------
                                                                                                    37,544,382
                                                                                                  -------------

---------------------
    144

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 6.7%
                       Broadcasting & Media -- 2.4%
                       Citadel Broadcasting Corp.+.................................     130,200   $  1,601,460
                       Grupo Televisa SA Sponsored ADR.............................      42,520      3,552,546
                       XM Satellite Radio Holdings, Inc., Class A+.................      47,200      1,235,696
                       Entertainment Products -- 2.3%
                       Harman International Industries, Inc. ......................      25,400      2,794,000
                       International Game Technology...............................      97,370      3,483,899
                       Leisure & Tourism -- 2.0%
                       Cheesecake Factory, Inc.+...................................     113,600      4,186,160
                       Station Casinos, Inc. ......................................      19,800      1,323,630
                                                                                                  -------------
                                                                                                    18,177,391
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 28.7%
                       Communication Equipment -- 5.7%
                       American Tower Corp., Class A+..............................     308,546      9,546,413
                       Juniper Networks, Inc.+.....................................     322,630      5,849,282
                       Computers & Business Equipment -- 3.6%
                       M-Systems Flash Disk Pioneers, Ltd.+........................      31,700        918,666
                       Micros Systems, Inc.+.......................................      41,400      1,910,610
                       SanDisk Corp.+..............................................      74,500      5,018,320
                       Tessera Technologies, Inc.+.................................      60,000      1,936,800
                       Computer Software -- 3.6%
                       Adobe Systems, Inc. ........................................     105,800      4,202,376
                       DST Systems, Inc.+..........................................      32,920      1,865,247
                       Electronic Arts, Inc.+......................................      67,570      3,687,971
                       Electronics -- 10.8%
                       Analog Devices, Inc. .......................................     136,310      5,421,049
                       KLA-Tencor Corp. ...........................................      80,930      4,206,741
                       Marvell Technology Group, Ltd.+.............................      67,210      4,598,508
                       Millipore Corp.+............................................      61,810      4,251,292
                       Novellus Systems, Inc.+.....................................      53,800      1,525,230
                       PMC-Sierra, Inc.+...........................................     333,620      3,156,045
                       Xilinx, Inc. ...............................................     222,070      6,253,491
                       Internet Software -- 1.6%
                       Symantec Corp.+.............................................     206,164      3,789,294
                       TIBCO Software, Inc.+.......................................      69,800        557,702
                       Telecommunications -- 3.4%
                       Amdocs, Ltd.+...............................................     196,000      6,311,200
                       Comverse Technology, Inc.+..................................     105,750      2,896,493
                                                                                                  -------------
                                                                                                    77,902,730
                                                                                                  -------------
                       MATERIALS -- 1.5%
                       Chemicals -- 0.9%
                       Praxair, Inc. ..............................................      47,320      2,492,818
                       Metals & Minerals -- 0.6%
                       Aber Diamond Corp. (Canadian Shares)........................         500         20,421
                       Precision Castparts Corp. ..................................      32,700      1,633,365
                                                                                                  -------------
                                                                                                     4,146,604
                                                                                                  -------------
                       UTILITIES -- 0.5%
                       Electric Utilities -- 0.5%
                       NRG Energy, Inc.+...........................................      27,700      1,337,079
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $215,344,706)...                264,139,267
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 2.7%                        AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 2.7%
                       Florida Power & Light Company 4.48% due 02/01/06 (cost
                         $7,306,000)...............................................  $7,306,000   $  7,306,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $222,650,706)@                  99.9%                              271,445,267
                       Other assets less liabilities --         0.1                                   376,273
                                                              ------                             -------------
                       NET ASSETS --                          100.0%                             $271,821,540
                                                              ======                             =============

              -----------------------------
               +  Non-income producing security

               @  See Note 3 for cost of investment on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    146

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Repurchase Agreements.........................   16.0%
      Machinery.....................................    7.7
      Retail........................................    7.6
      Health Services...............................    7.5
      Aerospace & Military Technology...............    6.9
      Business Services.............................    5.9
      Metals & Minerals.............................    5.4
      Medical Products..............................    4.7
      Drugs.........................................    4.1
      Electronics...................................    3.5
      Energy Sources................................    3.4
      Internet Software.............................    3.4
      Leisure & Tourism.............................    3.1
      Energy Services...............................    2.2
      Apparel & Textiles............................    2.2
      Banks.........................................    2.1
      Gas & Pipeline Utilities......................    2.0
      Financial Services............................    1.9
      Household Products............................    1.8
      Telecommunications............................    1.6
      Broadcasting & Media..........................    1.2
      Communication Equipment.......................    1.2
      Computer Services.............................    1.1
      Multi-Industry................................    1.0
      Computers & Business Equipment................    0.8
      Food, Beverage & Tobacco......................    0.8
      Computer Software.............................    0.7
      Electric Utilities............................    0.7
      Entertainment Products........................    0.7
                                                      -----
                                                      101.2%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 85.2%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.8%
                       Apparel & Textiles -- 2.2%
                       Coach, Inc.+................................................       55,600   $  1,998,820
                       Urban Outfitters, Inc. .....................................       89,100      2,433,321
                       Retail -- 7.6%
                       Bed Bath & Beyond, Inc.+....................................      120,900      4,522,869
                       Fortune Brands, Inc. .......................................       17,100      1,281,816
                       Guitar Center, Inc.+........................................       57,600      3,091,968
                       Kohl's Corp.+...............................................       78,100      3,466,859
                       Pacific Sunwear of California, Inc. ........................      121,800      2,985,318
                                                                                                   -------------
                                                                                                     19,780,971
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.6%
                       Food, Beverage & Tobacco -- 0.8%
                       Hershey Foods Corp. ........................................       34,400      1,761,280
                       Household Products -- 1.8%
                       Clorox Co. .................................................       17,600      1,053,360
                       Jarden Corp. ...............................................      102,600      2,528,064
                                                                                                   -------------
                                                                                                      5,342,704
                                                                                                   -------------
                       ENERGY -- 5.6%
                       Energy Services -- 2.2%
                       Massey Energy Corp. ........................................       64,300      2,652,375
                       Patterson-UTI Energy, Inc. .................................       50,900      1,914,858
                       Energy Sources -- 3.4%
                       Cooper Cameron Corp.+.......................................       44,400      2,148,516
                       EOG Resources, Inc. ........................................       24,800      2,096,592
                       XTO Energy, Inc. ...........................................       51,900      2,547,252
                                                                                                   -------------
                                                                                                     11,359,593
                                                                                                   -------------
                       FINANCE -- 4.0%
                       Banks -- 2.1%
                       North Fork Bancorp, Inc. ...................................       57,300      1,473,756
                       Signature Bank+.............................................       88,900      2,707,005
                       Financial Services -- 1.9%
                       CapitalSource, Inc. ........................................       76,262      1,674,714
                       Legg Mason, Inc. ...........................................       16,600      2,153,020
                                                                                                   -------------
                                                                                                      8,008,495
                                                                                                   -------------
                       HEALTHCARE -- 16.3%
                       Drugs -- 4.1%
                       CV Therapeutics, Inc.+......................................       79,300      1,951,573
                       MGI Pharma, Inc. ...........................................       74,700      1,245,249
                       Omnicare, Inc. .............................................       42,600      2,117,220
                       Sepracor, Inc.+.............................................       51,500      2,930,865
                       Health Services -- 7.5%
                       Centene Corp.+..............................................       35,900        943,811
                       Cerner Corp.+...............................................       27,000      1,215,000
                       Coventry Health Care, Inc.+.................................       21,000      1,250,970

---------------------
    148

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services (continued)
                       IMS Health, Inc. ...........................................       69,300   $  1,704,780
                       Invitrogen Corp.+...........................................       36,400      2,507,232
                       Kindred Healthcare, Inc. ...................................      112,900      2,585,410
                       Neurocrine Biosciences, Inc.+...............................       20,400      1,239,708
                       Quest Diagnostics, Inc. ....................................       22,000      1,087,460
                       Triad Hospitals, Inc.+......................................       62,100      2,549,826
                       Medical Products -- 4.7%
                       Biomet, Inc. ...............................................       31,100      1,175,891
                       C.R. Bard, Inc. ............................................       16,600      1,052,772
                       Cooper Companies, Inc. .....................................       46,600      2,583,038
                       Fisher Scientific International, Inc.+......................       16,500      1,103,355
                       Kinetic Concepts, Inc. .....................................       65,000      2,352,350
                       MedImmune, Inc.+............................................       36,700      1,252,204
                                                                                                   -------------
                                                                                                     32,848,714
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 21.5%
                       Aerospace & Military Technology -- 6.9%
                       Alliant Techsystems, Inc.+..................................       31,900      2,472,250
                       DRS Technologies, Inc. .....................................       77,800      3,865,882
                       Goodrich Corp. .............................................       76,900      3,027,553
                       L-3 Communications Holdings, Inc. ..........................       56,000      4,537,120
                       Business Services -- 5.9%
                       Alliance Data Systems Corp.+................................      122,000      5,154,500
                       Entegris, Inc. .............................................      253,000      2,656,500
                       Fastenal Co. ...............................................       31,700      1,209,355
                       Pentair, Inc................................................       44,100      1,693,440
                       Stericycle, Inc.+...........................................       21,300      1,273,101
                       Machinery -- 7.7%
                       Blout International, Inc. ..................................       36,700        589,035
                       Danaher Corp. ..............................................       82,500      4,672,800
                       Dover Corp. ................................................      116,400      5,346,252
                       ITT Industries, Inc. .......................................       35,900      3,679,750
                       Rockwell Automation, Inc. ..................................       19,200      1,268,544
                       Multi-Industry -- 1.0%
                       Roper Industries, Inc. .....................................       50,500      2,037,675
                                                                                                   -------------
                                                                                                     43,483,757
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.0%
                       Broadcasting & Media -- 1.2%
                       Univision Communications, Inc., Class A+....................       79,600      2,534,464
                       Entertainment Products -- 0.7%
                       Harman International Industries, Inc. ......................       12,500      1,375,000
                       Leisure & Tourism -- 3.1%
                       Boyd Gaming Corp. ..........................................       63,800      2,883,760
                       Four Seasons Hotels, Inc. ..................................       29,400      1,694,028
                       Gaylord Entertainment Co. ..................................       39,000      1,677,000
                                                                                                   -------------
                                                                                                     10,164,252
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 12.3%
                       Communication Equipment -- 1.2%
                       Juniper Networks, Inc.+.....................................      138,700      2,514,631
                       Computers & Business Equipment -- 0.8%
                       Network Appliance, Inc.+....................................       51,500      1,606,800

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.1%
                       SRA International, Inc. ....................................       68,600   $  2,178,736
                       Computer Software -- 0.7%
                       Adobe Systems, Inc. ........................................       33,300      1,322,676
                       Electronics -- 3.5%
                       Altera Corp.+...............................................      102,100      1,971,551
                       Analog Devices, Inc. .......................................       75,100      2,986,727
                       Marvell Technology Group, Ltd.+.............................       18,200      1,245,244
                       National Semiconductor Corp. ...............................       31,200        880,152
                       Internet Software -- 3.4%
                       Symantec Corp.+.............................................      302,700      5,563,626
                       WebEx Communications, Inc. .................................       54,300      1,318,404
                       Telecommunications -- 1.6%
                       Andrew Corp.+...............................................      116,100      1,505,817
                       SafeNet, Inc.+..............................................       55,800      1,753,236
                                                                                                   -------------
                                                                                                     24,847,600
                                                                                                   -------------
                       MATERIALS -- 5.4%
                       Metals & Minerals -- 5.4%
                       Alpha Natural Resources, Inc. ..............................      205,900      4,844,827
                       International Coal Group, Inc. .............................      207,700      2,101,924
                       Natural Resource Partners LP................................       72,900      3,935,142
                                                                                                   -------------
                                                                                                     10,881,893
                                                                                                   -------------
                       UTILITIES -- 2.7%
                       Electric Utilities -- 0.7%
                       Peabody Energy Corp. .......................................       13,100      1,303,581
                       Gas & Pipeline Utilities -- 2.0%
                       Inergy LP...................................................      153,300      4,123,770
                                                                                                   -------------
                                                                                                      5,427,351
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $163,926,370)...                 172,145,330
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENTS -- 16.0%                                  AMOUNT
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase
                         Agreement(1)..............................................  $   242,000        242,000
                       UBS Securities, LLC Joint Repurchase Agreement(1)...........   32,000,000     32,000,000
                                                                                                   -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $32,242,000)..............                  32,242,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $196,168,370)@                          101.2%                       204,387,330
                       Liabilities in excess of other assets --         (1.2)                        (2,335,211)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $202,052,119
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investment on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreements. See Notes to Financial Statements

---------------------
    150

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Electronics...................................    9.4%
      Business Services.............................    8.9
      Apparel & Textiles............................    7.7
      Repurchase Agreement..........................    7.5
      Energy Services...............................    6.5
      Financial Services............................    6.3
      Computers & Business Equipment................    6.1
      Medical Products..............................    5.1
      Telecommunications............................    4.5
      Retail........................................    4.1
      Computer Software.............................    3.9
      Energy Sources................................    3.8
      Health Services...............................    3.2
      Transportation................................    2.8
      Machinery.....................................    2.7
      Drugs.........................................    2.4
      Internet Content..............................    2.4
      Insurance.....................................    2.3
      Food, Beverage & Tobacco......................    2.1
      Electrical Equipment..........................    2.0
      Internet Software.............................    1.8
      Leisure & Tourism.............................    1.7
      Broadcasting & Media..........................    1.6
      Computer Services.............................    1.0
      Automotive....................................    0.8
      Multi-Industry................................    0.8
      Aerospace & Military Technology...............    0.7
      Housing.......................................    0.7
      Household Products............................    0.7
      Metals & Minerals.............................    0.6
      Communication Equipment.......................    0.5
                                                      -----
                                                      104.6%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                     VALUE
                       COMMON STOCK -- 97.1%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.3%
                       Apparel & Textiles -- 7.7%
                       Carter's, Inc.+.............................................       2,400   $   163,176
                       Claire's Stores, Inc. ......................................       7,500       237,450
                       Coldwater Creek, Inc.+......................................       9,600       195,840
                       Gildan Activewear, Inc.+....................................       5,700       274,626
                       Guess, Inc.+................................................       8,400       356,412
                       Men's Wearhouse, Inc.+......................................       9,400       321,198
                       New York & Co., Inc.+.......................................      16,500       319,770
                       Phillips Van Heusen Corp. ..................................       6,500       234,845
                       Too, Inc.+..................................................       5,500       159,115
                       Volcom, Inc.+...............................................       4,100       155,554
                       Automotive -- 0.8%
                       Oshkosh Truck Corp., Class B................................       5,000       246,550
                       Housing -- 0.7%
                       Ethan Allen Interiors, Inc. ................................       5,500       233,805
                       Retail -- 4.1%
                       Casey's General Stores, Inc. ...............................       6,800       173,060
                       Dress Barn, Inc.+...........................................       6,800       313,752
                       Genesco, Inc.+..............................................       4,800       186,960
                       Pantry, Inc.+...............................................       5,300       290,122
                       Sotheby's Holdings, Inc.+...................................      16,000       318,240
                                                                                                  ------------
                                                                                                    4,180,475
                                                                                                  ------------
                       CONSUMER STAPLES -- 2.8%
                       Food, Beverage & Tobacco -- 2.1%
                       Compania Cervecerias Unidas SA ADR..........................       8,100       202,905
                       Hansen Natural Corp.+.......................................       1,600       140,480
                       Nutri/System, Inc.+.........................................       6,300       308,070
                       Household Products -- 0.7%
                       Silgan Holdings, Inc. ......................................       5,900       223,374
                                                                                                  ------------
                                                                                                      874,829
                                                                                                  ------------
                       ENERGY -- 10.3%
                       Energy Services -- 6.5%
                       Cal Dive International, Inc.+...............................       6,600       277,068
                       Core Laboratories NV+.......................................       5,200       231,816
                       Lufkin Industries, Inc. ....................................       2,600       175,240
                       Parallel Petroleum Corp.+...................................       9,000       190,170
                       Parker Drilling Co.+........................................      19,500       233,610
                       Pioneer Drilling Co.+.......................................       8,500       193,800
                       RPC, Inc. ..................................................       7,200       238,248
                       Stolt Offshore SA+..........................................      12,600       160,146
                       Veritas DGC, Inc.+..........................................       4,200       189,252
                       World Fuel Services Corp. ..................................       4,200       144,732
                       Energy Sources -- 3.8%
                       Frontier Oil Corp. .........................................       5,700       270,123
                       KCS Energy, Inc.+...........................................       6,500       188,695
                       St. Mary Land & Exploration Co. ............................       5,900       257,476

---------------------
    152

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Sunpower Corp.+.............................................       6,500   $   259,805
                       Unit Corp.+.................................................       3,800       226,860
                                                                                                  ------------
                                                                                                    3,237,041
                                                                                                  ------------
                       FINANCE -- 8.6%
                       Financial Services -- 6.3%
                       Asta Funding, Inc. .........................................       4,900       150,283
                       CompuCredit Corp.+..........................................       4,000       160,640
                       GFI Group, Inc.+............................................       4,100       223,819
                       Greenhill & Co., Inc. ......................................       2,900       165,822
                       Investment Technology Group, Inc.+..........................      10,300       463,294
                       Lazard, Ltd. ...............................................       8,500       304,810
                       optionsXpress Holdings, Inc. ...............................       9,800       286,160
                       Wright Express Corp.+.......................................       8,300       211,152
                       Insurance -- 2.3%
                       FPIC Insurance Group, Inc.+.................................       6,200       230,950
                       Selective Insurance Group, Inc..............................       4,100       237,800
                       Zenith National Insurance Corp. ............................       4,900       270,921
                                                                                                  ------------
                                                                                                    2,705,651
                                                                                                  ------------
                       HEALTHCARE -- 10.7%
                       Drugs -- 2.4%
                       New River Pharmaceuticals, Inc.+............................       5,000       166,550
                       United Therapeutics Corp.+..................................       3,200       206,944
                       Vertex Pharmaceuticals, Inc.+...............................       6,500       232,180
                       Viropharma, Inc.+...........................................       7,200       167,112
                       Health Services -- 3.2%
                       BioCryst Pharmaceuticals, Inc.+.............................       3,100        58,993
                       Cerner Corp.+...............................................       3,400       153,000
                       Hologic, Inc.+..............................................       9,200       473,432
                       Meridian Bioscience, Inc. ..................................       5,900       147,146
                       Ventiv Health, Inc.+........................................       6,300       160,587
                       Medical Products -- 5.1%
                       Adams Respiratory Therapeutics, Inc.+.......................       6,800       293,624
                       Angiodynamics, Inc.+........................................       4,100       115,251
                       ev3, Inc.+..................................................       9,000       145,800
                       Intuitive Surgical, Inc.+...................................       1,200       165,180
                       Kyphon, Inc.+...............................................       3,700       153,809
                       LCA-Vision, Inc. ...........................................       7,400       415,658
                       Palomar Medical Technologies, Inc.+.........................       4,200       165,480
                       PSS World Medical, Inc.+....................................       8,800       156,200
                                                                                                  ------------
                                                                                                    3,376,946
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 17.9%
                       Aerospace & Military Technology -- 0.7%
                       United Industrial Corp. ....................................       5,100       231,693
                       Business Services -- 8.9%
                       Administaff Inc. ...........................................       3,700       159,248
                       American Retirement Corp.+..................................       8,200       223,286
                       Applied Industrial Technologies, Inc. ......................       7,300       310,250
                       Ceradyne, Inc.+.............................................       7,300       417,852
                       Consolidated Graphics, Inc.+................................       3,300       169,488
                       Eagle Materials, Inc. ......................................       1,450       236,191
                       Escala Group, Inc. .........................................       7,300       209,729
                       Global Payments, Inc. ......................................       7,200       366,696
                       Heidrick & Struggles International, Inc.+...................       5,900       198,004

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Nordson Corp. ..............................................       3,400   $   154,428
                       Watsco, Inc. ...............................................       4,800       339,552
                       Electrical Equipment -- 2.0%
                       Energy Conversion Devices, Inc. ............................       4,600       231,656
                       General Cable Corp.+........................................       8,400       205,800
                       Lamson & Sessions Co.+......................................       6,400       195,264
                       Machinery -- 2.7%
                       Columbus Mckinnon Corp.+....................................       5,800       161,240
                       Crane Co. ..................................................       6,300       235,116
                       Middleby Corp.+.............................................       1,600       151,200
                       Wabtec Corp. ...............................................      10,100       318,857
                       Multi-Industry -- 0.8%
                       Wesco International, Inc.+..................................       5,100       244,443
                       Transportation -- 2.8%
                       Celadon Group, Inc.+........................................       9,700       300,700
                       GATX Corp. .................................................       7,600       301,796
                       Landstar Systems, Inc. .....................................       6,600       279,180
                                                                                                  ------------
                                                                                                    5,641,669
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 3.3%
                       Broadcasting & Media -- 1.6%
                       Mesa Air Group, Inc.+.......................................      16,400       191,060
                       Thomas Nelson, Inc. ........................................      12,400       318,680
                       Leisure & Tourism -- 1.7%
                       Ameristar Casinos, Inc. ....................................       6,500       146,185
                       Papa John's International, Inc.+............................       6,600       229,218
                       Penn National Gaming, Inc.+.................................       4,300       138,030
                                                                                                  ------------
                                                                                                    1,023,173
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 29.6%
                       Communication Equipment -- 0.5%
                       SBA Communications Corp.+...................................       7,800       170,430
                       Computers & Business Equipment -- 6.1%
                       Komag, Inc.+................................................       6,200       291,772
                       Micros Systems, Inc.+.......................................       5,800       267,670
                       Palm, Inc.+.................................................       6,700       264,516
                       Rimage Corp.+...............................................       4,900       160,328
                       ScanSource, Inc.+...........................................       3,900       229,359
                       Select Comfort Corp.+.......................................       4,900       135,240
                       Syntel, Inc. ...............................................       3,400        73,270
                       Talx Corp. .................................................       7,200       225,648
                       Xyratex, Ltd+...............................................      11,300       255,041
                       Computer Services -- 1.0%
                       Digitas, Inc.+..............................................      12,100       158,389
                       Secure Computing Corp.+.....................................      10,600       154,336
                       Computer Software -- 3.9%
                       Actuate Corp.+..............................................      26,100       105,444
                       Ansoft Corp.+...............................................       5,100       179,061
                       Ansys, Inc.+................................................       3,500       153,510
                       Blackboard, Inc.+...........................................       1,900        48,925
                       Computer Programs & Systems, Inc. ..........................       2,600       110,786
                       MoneyGram International, Inc. ..............................       8,500       225,760

---------------------
    154

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software (continued)
                       Progress Software Corp.+....................................       6,800   $   195,568
                       Transaction Systems Architects, Inc., Class A+..............       5,800       191,342
                       Electronics -- 9.4%
                       Brady Corp. ................................................       8,300       330,091
                       BTU International, Inc.+....................................      10,200       159,120
                       Daktronics, Inc. ...........................................       4,900       148,911
                       Diodes, Inc.+...............................................       6,700       248,168
                       Fargo Electronics, Inc.+....................................       4,300        82,990
                       Itron, Inc.+................................................       6,800       325,516
                       LoJack Corp.+...............................................       9,000       221,220
                       Metrologic Instruments, Inc.+...............................       7,800       166,920
                       Multi-Fineline Electronix, Inc.+............................       5,800       311,808
                       Netlogic Microsystems, Inc.+................................       9,200       334,052
                       Portalplayer, Inc.+.........................................       5,400       159,246
                       Rofin-Sinar Technologies, Inc.+.............................       3,300       157,575
                       Sirf Technology Holdings, Inc.+.............................       2,300        77,487
                       Tektronix, Inc.+............................................       7,500       221,250
                       Internet Content -- 2.4%
                       Aquantive, Inc.+............................................       8,800       228,888
                       NDS Group, PLC+.............................................       4,000       172,520
                       Perficient, Inc.+...........................................       8,600        88,924
                       Valueclick, Inc.+...........................................      14,600       274,772
                       Internet Software -- 1.8%
                       Akamai Technologies, Inc.+..................................      10,400       227,032
                       Cryptologic, Inc. ..........................................       4,200        97,062
                       F5 Networks, Inc.+..........................................       2,400       155,280
                       SSA Global Technologies, Inc.+..............................       5,100        88,740
                       Telecommunications -- 4.5%
                       Adtran, Inc. ...............................................       8,400       246,372
                       Brightpoint, Inc.+..........................................      13,450       303,835
                       CommScope, Inc.+............................................       8,100       179,091
                       Spectralink Corp. ..........................................       6,600        81,510
                       Syniverse Holdings, Inc.+...................................      16,100       386,561
                       West Corp.+.................................................       5,700       232,731
                                                                                                  ------------
                                                                                                    9,304,067
                                                                                                  ------------
                       MATERIALS -- 0.6%
                       Metals & Minerals -- 0.6%
                       Dynamic Materials Corp. ....................................       5,100       192,933
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $26,437,401)....                30,536,784
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       REPURCHASE AGREEMENT -- 7.5%                                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.05%, dated 01/31/06, to be repurchased
                         02/01/06 in the amount of $2,351,134 and collateralized by
                         $2,420,000 of United States Treasury Notes, bearing
                         interest at 4.40%, due 04/13/06 and having an approximate
                         value of $2,399,430 (cost $2,351,000).....................  $2,351,000   $ 2,351,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $28,788,401)@                             104.6%                      32,887,784
                       Liabilities in excess of other assets --           (4.6)                      (1,447,943)
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $31,439,841
                                                                         ======                     ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    156

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services.............................  15.8%
      Medical Products...............................  11.2
      Transportation.................................   8.6
      Retail.........................................   8.1
      Leisure & Tourism..............................   7.8
      Health Services................................   7.5
      Communication Equipment........................   7.3
      Household Products.............................   5.5
      Energy Services................................   5.0
      Computers & Business Equipment.................   4.9
      Repurchase Agreement...........................   4.4
      Banks..........................................   4.0
      Machinery......................................   3.6
      Automotive.....................................   2.9
      Housing........................................   2.4
      Telecommunications.............................   0.1
                                                       ----
                                                       99.1%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 94.7%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 13.4%
                       Automotive -- 2.9%
                       Toyota Motor Co. ...........................................      43,700   $  4,532,127
                       Housing -- 2.4%
                       Lennar Corp., Class A.......................................      61,346      3,837,806
                       Retail -- 8.1%
                       Home Depot, Inc. ...........................................     112,706      4,570,228
                       Lowe's Cos., Inc. ..........................................     129,809      8,249,362
                                                                                                  -------------
                                                                                                    21,189,523
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.5%
                       Household Products -- 5.5%
                       Procter & Gamble Co. .......................................     146,395      8,670,976
                                                                                                  -------------
                       ENERGY -- 5.0%
                       Energy Services -- 5.0%
                       Halliburton Co. ............................................      58,168      4,627,264
                       Schlumberger, Ltd. .........................................      25,601      3,262,848
                                                                                                  -------------
                                                                                                     7,890,112
                                                                                                  -------------
                       FINANCE -- 19.8%
                       Banks -- 4.0%
                       UBS AG......................................................      58,112      6,322,585
                       Financial Services -- 15.8%
                       Chicago Merchantile Exchange Holdings, Inc. ................      15,327      6,487,153
                       Countrywide Financial Corp. ................................      24,124        806,707
                       Goldman Sachs Group, Inc. ..................................      59,049      8,340,671
                       Lehman Brothers Holdings, Inc. .............................      18,755      2,634,140
                       SLM Corp. ..................................................     119,613      6,693,543
                                                                                                  -------------
                                                                                                    31,284,799
                                                                                                  -------------
                       HEALTHCARE -- 18.7%
                       Health Services -- 7.5%
                       UnitedHealth Group, Inc. ...................................     198,758     11,810,200
                       Medical Products -- 11.2%
                       Genentech, Inc.+............................................     116,529     10,012,172
                       Medtronic, Inc. ............................................      44,572      2,516,981
                       Zimmer Holdings, Inc.+......................................      74,797      5,157,253
                                                                                                  -------------
                                                                                                    29,496,606
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 12.2%
                       Machinery -- 3.6%
                       Caterpillar, Inc. ..........................................      84,125      5,712,087
                       Transportation -- 8.6%
                       Burlington Northern Santa Fe Corp. .........................      67,096      5,375,731
                       FedEx Corp. ................................................      68,219      6,900,352
                       Union Pacific Corp. ........................................      14,095      1,246,844
                                                                                                  -------------
                                                                                                    19,235,014
                                                                                                  -------------

---------------------
    158

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 7.8%
                       Leisure & Tourism -- 7.8%
                       Four Seasons Hotels, Inc. ..................................      16,246   $    936,095
                       MGM Mirage, Inc.+...........................................     119,425      4,425,890
                       Starbucks Corp.+............................................      83,446      2,645,238
                       Wynn Resorts, Ltd.+.........................................      67,922      4,386,403
                                                                                                  -------------
                                                                                                    12,393,626
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 12.3%
                       Communication Equipment -- 7.3%
                       Motorola, Inc. .............................................     270,379      6,140,307
                       QUALCOMM, Inc. .............................................     112,590      5,399,816
                       Computers & Business Equipment -- 4.9%
                       Apple Computer, Inc.+.......................................     103,323      7,801,920
                       Telecommunications -- 0.1%
                       Telefonaktiebolaget LM Ericsson ADR+........................       3,297        120,275
                                                                                                  -------------
                                                                                                    19,462,318
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $108,704,688)...                149,622,974
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.4%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.05% dated 01/31/06 to be repurchased
                         02/01/06 in the amount of $6,839,389 and collateralized by
                         $7,040,000 of United States Treasury Bonds, bearing
                         interest at 4.36% due 04/13/06 having an approximate value
                         of $6,980,160 (cost $6,839,000)...........................  $6,839,000      6,839,000
                                                                                                  -------------

                       TOTAL INVESTMENTS -- (cost $115,543,688)@         99.1%                      156,461,974
                       Other assets less liabilities --                   0.9                         1,469,320
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $157,931,294
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security.
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipts
              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Electronics...................................   24.0%
      Computer Software.............................   16.1
      Computer & Business Equipment.................   16.0
      Telecommunications............................   12.7
      Internet Content..............................   11.9
      Internet Software.............................    7.3
      Business Services.............................    3.3
      Communication Equipment.......................    3.2
      Retail........................................    1.8
      Repurchase Agreement..........................    1.3
      Telephone.....................................    1.2
      Computer Services.............................    0.9
      Education.....................................    0.7
                                                      -----
                                                      100.4%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    160

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                    VALUE
                       COMMON STOCK -- 99.1%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.8%
                       Retail -- 1.8%
                       Amazon.com, Inc.+...........................................    18,980    $   850,683
                                                                                                 ------------
                       EDUCATION -- 0.7%
                       Education -- 0.7%
                       Strayer Education, Inc. ....................................     3,520        311,731
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 3.3%
                       Business Services -- 3.3%
                       Corporate Executive Board Co. ..............................     2,530        212,874
                       Getty Images, Inc.+.........................................     3,950        322,518
                       Maxim Integrated Products, Inc. ............................    24,900      1,021,896
                                                                                                 ------------
                                                                                                   1,557,288
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 92.1%
                       Communication Equipment -- 3.2%
                       Juniper Networks, Inc.+.....................................    13,392        242,797
                       Motorola, Inc. .............................................    18,500        420,135
                       QUALCOMM, Inc. .............................................    17,628        845,439
                       Computers & Business Equipment -- 16.0%
                       Apple Computer, Inc.+.......................................    22,590      1,705,771
                       ASM Lithography Holdings NV+................................    40,370        911,958
                       AudioCodes Ltd.+............................................    17,800        225,526
                       Applied Materials, Inc. ....................................    23,920        455,676
                       Broadcom Corp., Class A+....................................     9,399        641,012
                       EMC Corp.+..................................................    66,310        888,554
                       Intersil Corp. .............................................    16,730        486,174
                       Lam Research Corp.+.........................................    42,370      1,967,239
                       Network Appliance, Inc.+....................................     8,605        268,476
                       Computer Services -- 0.9%
                       Infosys Technologies, Ltd. ADR..............................     5,660        431,688
                       Computer Software -- 16.1%
                       Adobe Systems, Inc. ........................................    11,768        467,425
                       Cognizant Technology Solutions Corp.+.......................     7,460        390,680
                       Electronic Arts, Inc.+......................................     8,500        463,930
                       Microsoft Corp. ............................................    61,308      1,725,820
                       Novell, Inc.+...............................................    36,210        352,685
                       Oracle Corp.+...............................................    46,380        582,997
                       Quest Software, Inc.+.......................................    12,340        195,466
                       Red Hat, Inc.+..............................................    23,300        674,535
                       SAP AG ADR..................................................    19,800      1,017,126
                       Satyam Computer Services, Ltd. ADR..........................    21,200        831,040
                       Seagate Technology+.........................................    27,070        705,986
                       Verint Systems, Inc.+.......................................     5,610        203,363
                       Electronics -- 24.0%
                       Advanced Micro Devices, Inc.+...............................    30,930      1,294,730
                       Analog Devices, Inc. .......................................    24,795        986,097
                       Cirrus Logic, Inc.+.........................................    22,840        193,455

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Cymer, Inc.+................................................     5,450    $   246,013
                       Integrated Device Technology, Inc.+.........................    20,600        286,134
                       Intel Corp. ................................................    43,590        927,159
                       Linear Technology Corp. ....................................    31,200      1,160,952
                       Marvell Technology Group, Ltd.+.............................    27,850      1,905,497
                       Microchip Technology, Inc. .................................    18,010        675,555
                       National Semiconductor Corp. ...............................    38,200      1,077,622
                       PMC-Sierra, Inc.+...........................................    30,540        288,908
                       Samsung Electronics Co., Ltd. GDR+..........................       630        241,290
                       Texas Instruments, Inc. ....................................    41,080      1,200,768
                       Xilinx, Inc. ...............................................    31,820        896,051
                       Internet Content -- 11.9%
                       Ctrip.com International ADR+................................    10,550        653,256
                       eBay, Inc.+.................................................    36,550      1,575,305
                       Google, Inc., Class A+......................................     2,120        918,490
                       Netease.com, Inc. ADR+......................................     3,540        252,756
                       SINA Corp.+.................................................    42,120        980,133
                       Yahoo!, Inc.+...............................................    36,730      1,261,308
                       Internet Software -- 7.3%
                       Akamai Technologies, Inc.+..................................    32,800        716,024
                       RealNetworks, Inc.+.........................................    27,460        221,053
                       Symantec Corp.+.............................................   111,513      2,049,609
                       VeriSign, Inc.+.............................................    20,215        480,106
                       Telecommunications -- 12.7%
                       Alcatel SA ADR+.............................................    27,820        372,788
                       America Movil SA de CV, Series L ADR........................    17,190        579,818
                       China Techfaith Wireless Communication Technology, Ltd.
                         ADR+......................................................    27,480        417,971
                       Cisco Systems, Inc.+........................................    37,489        696,171
                       Comverse Technology, Inc.+..................................    30,000        821,700
                       Corning, Inc.+..............................................    65,680      1,599,308
                       Lucent Technologies, Inc.+..................................    99,970        263,921
                       NII Holdings, Inc. .........................................    15,520        767,619
                       Nortel Networks Corp.+......................................    86,100        258,300
                       Sonus Networks, Inc.+.......................................    49,100        229,788
                                                                                                 ------------
                                                                                                  43,597,153
                                                                                                 ------------
                       UTILITIES -- 1.2%
                       Telephone -- 1.2%
                       Sprint Nextel Corp. ........................................    24,648        564,193
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $41,264,194)....               46,881,048
                                                                                                 ------------

---------------------
    162

                                                                                     PRINCIPAL      VALUE
                       REPURCHASE AGREEMENT -- 1.3%                                   AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.50% dated 01/31/06 to be repurchased
                         02/01/06 in the amount of $637,044 and collateralized by
                         $660,000 of United States Treasury Notes, bearing interest at 3.06% due 04/13/06 having an approximate value of
                         $654,390
                         (cost $637,000)...........................................  $637,000    $   637,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $41,901,194)@ --                            100.4%                     47,518,048
                       Liabilities in excess of other assets --             (0.4)                       (194,248)
                                                                           ------                    ------------
                       NET ASSETS --                                       100.0%                    $47,323,800
                                                                           ======                    ============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID-CAP VALUE PORTFOLIO
    Alliance Capital Management, L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Services...............................   10.8%
      Banks.........................................    7.6
      Business Services.............................    7.2
      Insurance.....................................    7.0
      Electronics...................................    6.5
      Repurchase Agreement..........................    6.3
      Retail........................................    5.8
      Machinery.....................................    5.4
      Transportation................................    4.8
      Food, Beverage & Tobacco......................    4.7
      Financial Services............................    4.0
      Leisure & Tourism.............................    3.6
      Automotive....................................    3.3
      Apparel & Textiles............................    3.2
      Telecommunications............................    3.1
      Computers & Business Equipment................    1.9
      Real Estate Investment Trusts.................    1.7
      Medical Products..............................    1.5
      Broadcasting & Media..........................    1.5
      Aerospace & Military Technology...............    1.4
      Forest Products...............................    1.4
      Household Products............................    1.3
      Metals & Minerals.............................    1.3
      Multi-Industry................................    1.1
      Health Services...............................    0.9
      Chemicals.....................................    0.9
      Real Estate Companies.........................    0.9
      Electric Utilities............................    0.8
      Housing.......................................    0.4
      Energy Sources................................    0.0
                                                      -----
                                                      100.3%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    164

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 94.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 12.7%
                       Apparel & Textiles -- 3.2%
                       Jones Apparel Group, Inc. ..................................      109,700   $  3,431,416
                       Liz Claiborne, Inc. ........................................       81,000      2,812,320
                       V.F. Corp. .................................................       35,565      1,973,146
                       Automotive -- 3.3%
                       ArvinMeritor, Inc. .........................................       78,500      1,369,825
                       AutoNation, Inc.+...........................................      112,100      2,498,709
                       Dana Corp. .................................................      202,950        988,367
                       PACCAR, Inc. ...............................................        7,050        490,680
                       TRW Automotive Holdings Corp. ..............................      128,200      3,294,740
                       Housing -- 0.4%
                       Texas Industries, Inc. .....................................       20,400      1,097,724
                       Retail -- 5.8%
                       BJ's Wholesale Club, Inc.+..................................      100,500      3,230,070
                       Borders Group, Inc. ........................................      134,900      3,321,238
                       Office Depot, Inc.+.........................................      113,600      3,765,840
                       Payless ShoeSource, Inc.+...................................      123,200      3,001,152
                       United Stationers, Inc.+....................................       33,750      1,688,512
                                                                                                   -------------
                                                                                                     32,963,739
                                                                                                   -------------
                       CONSUMER STAPLES -- 8.0%
                       Food, Beverage & Tobacco -- 4.7%
                       Corn Products International, Inc. ..........................       62,200      1,696,194
                       Del Monte Foods Co.+........................................      271,000      2,896,990
                       Jack In The Box, Inc. ......................................       89,500      3,558,520
                       Papa John's International, Inc.+............................       42,400      1,472,552
                       Performance Food Group Co.+.................................      107,300      2,958,261
                       Universal Corp. ............................................       94,400      4,460,400
                       Household Products -- 1.3%
                       Silgan Holdings, Inc. ......................................       90,400      3,422,544
                                                                                                   -------------
                                                                                                     20,465,461
                                                                                                   -------------
                       ENERGY -- 10.8%
                       Energy Services -- 10.8%
                       Allegheny Energy, Inc.+.....................................      140,500      4,887,995
                       Amerada Hess Corp. .........................................        2,700        417,960
                       PNM Resources, Inc. ........................................       71,250      1,750,613
                       Pogo Producing Co. .........................................       51,900      3,113,481
                       Puget Energy, Inc. .........................................      171,000      3,606,390
                       Rowan Cos., Inc. ...........................................      116,000      5,200,280
                       SEACOR Holdings, Inc.+......................................       43,100      3,201,468
                       TODCO+......................................................       29,300      1,306,780
                       Wisconsin Energy Corp. .....................................       84,600      3,511,746
                       WPS Resources Corp. ........................................       15,500        869,240

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 0.0%
                       Constellation Energy Group, Inc. ...........................        2,675   $    155,872
                                                                                                   -------------
                                                                                                     28,021,825
                                                                                                   -------------
                       FINANCE -- 18.6%
                       Banks -- 7.6%
                       Astoria Financial Corp. ....................................      132,100      3,804,480
                       Central Pacific Financial Corp. ............................       82,100      3,021,280
                       Popular, Inc. ..............................................      107,793      2,189,276
                       Sovereign Bancorp, Inc. ....................................       64,000      1,395,200
                       TD Banknorth, Inc. .........................................       10,045        291,104
                       UnionBanCal Corp. ..........................................       49,500      3,320,955
                       Washington Federal, Inc. ...................................       60,877      1,469,571
                       Webster Financial Corp. ....................................       25,900      1,219,890
                       Whitney Holding Corp. ......................................       93,300      3,069,570
                       Financial Services -- 4.0%
                       A.G. Edwards, Inc. .........................................       89,900      4,276,543
                       MAF Bancorp, Inc. ..........................................       86,000      3,697,140
                       Provident Financial Services, Inc. .........................      133,600      2,444,880
                       Insurance -- 7.0%
                       Old Republic International Corp. ...........................      195,000      4,182,750
                       PartnerRe, Ltd. ............................................        3,200        197,696
                       Platinum Underwriters Holdings, Ltd. .......................      113,000      3,463,450
                       Radian Group, Inc. .........................................       75,200      4,303,696
                       RenaissanceRe Holdings, Ltd. ...............................       24,800      1,123,688
                       StanCorp Financial Group, Inc. .............................       95,600      4,756,100
                                                                                                   -------------
                                                                                                     48,227,269
                                                                                                   -------------
                       HEALTHCARE -- 2.4%
                       Health Services -- 0.9%
                       Universal Health Services, Inc., Class B....................       48,500      2,304,235
                       Medical Products -- 1.5%
                       Owens & Minor, Inc. ........................................      127,500      3,990,750
                                                                                                   -------------
                                                                                                      6,294,985
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 19.9%
                       Aerospace & Military Technology -- 1.4%
                       Goodrich Corp. .............................................       91,000      3,582,670
                       Business Services -- 7.2%
                       Genlyte Group, Inc.+........................................       22,100      1,278,264
                       Hughes Supply, Inc. ........................................       70,800      3,263,880
                       Interpublic Group of Cos., Inc.+............................      272,800      2,755,280
                       PerkinElmer, Inc. ..........................................      199,000      4,525,260
                       Quanta Services, Inc.+......................................      337,100      4,668,835
                       Tech Data Corp.+............................................       52,300      2,156,329
                       Machinery -- 5.4%
                       Cooper Industries, Ltd., Class A............................       43,300      3,535,445
                       Harsco Corp. ...............................................       18,900      1,497,258
                       Mueller Industries, Inc. ...................................       54,200      1,573,426
                       SPX Corp. ..................................................       71,400      3,406,494
                       Terex Corp.+................................................       57,500      4,053,750
                       Multi-Industry -- 1.1%
                       URS Corp.+..................................................       66,000      2,823,480

---------------------
    166

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 4.8%
                       CNF, Inc. ..................................................       78,050   $  4,000,063
                       GATX Corp. .................................................      102,700      4,078,217
                       Laidlaw International, Inc. ................................      156,000      4,243,200
                                                                                                   -------------
                                                                                                     51,441,851
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.1%
                       Broadcasting & Media -- 1.5%
                       Readers Digest Assoc., Inc., Class A........................      241,600      3,839,024
                       Leisure & Tourism -- 3.6%
                       Alaska Air Group, Inc. .....................................       49,700      1,586,921
                       Vail Resorts, Inc.+.........................................       88,700      2,695,593
                                                                                                   -------------
                                                                                                      8,121,538
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 11.5%
                       Computers & Business Equipment -- 1.9%
                       Checkpoint Systems, Inc. ...................................       12,000        323,640
                       IKON Office Solutions, Inc..................................      243,900      2,882,898
                       Insight Enterprises, Inc. ..................................       77,202      1,614,294
                       Electronics -- 6.5%
                       Arrow Electronics, Inc.+....................................       74,600      2,563,256
                       AVX Corp. ..................................................       83,900      1,394,418
                       Celestica, Inc.+............................................      342,100      3,414,158
                       Moog, Inc., Class A+........................................      114,500      3,836,895
                       Sanmina-SCI Corp.+..........................................      329,400      1,386,774
                       Solectron Corp.+............................................       11,600         44,312
                       Vishay Intertechnology, Inc.+...............................      268,000      4,242,440
                       Telecommunications -- 3.1%
                       ADC Telecommunications Inc. ................................      138,557      3,513,805
                       Andrew Corp.+...............................................      260,300      3,376,091
                       Centennial Communications Corp. ............................      114,742      1,082,017
                                                                                                   -------------
                                                                                                     29,674,998
                                                                                                   -------------
                       MATERIALS -- 3.6%
                       Chemicals -- 0.9%
                       Chemtura Corp. .............................................       78,700        989,259
                       Cytec Industries, Inc. .....................................       24,900      1,235,040
                       Forest Products -- 1.4%
                       Owens-Illinois, Inc.+.......................................      170,800      3,755,892
                       Metals & Minerals -- 1.3%
                       Ball Corp. .................................................       22,400        907,200
                       Chaparral Steel Co. ........................................       20,400        837,420
                       Reliance Steel & Aluminum Co. ..............................       18,900      1,502,550
                                                                                                   -------------
                                                                                                      9,227,361
                                                                                                   -------------
                       REAL ESTATE -- 2.6%
                       Real Estate Companies -- 0.9%
                       Beazer Homes USA, Inc. .....................................       30,675      2,234,367
                       Real Estate Investment Trusts -- 1.7%
                       Digital Reality Trust, Inc. ................................       58,400      1,511,976
                       FelCor Lodging Trust, Inc.+.................................      145,450      2,888,637
                                                                                                   -------------
                                                                                                      6,634,980
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.8%
                       Northeast Utilities.........................................      106,100   $  2,109,268
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $209,388,786)...                 243,183,275
                                                                                                   -------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 6.3%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.05% dated 01/31/2006 to be repurchased
                         02/01/2006 in the amount of $16,401,934 and collateralized by $16,875,000 of United States Treasury Bills, bearing
                         interest at 4.38% due 04/13/06 having an approximate value
                         of $16,731,563 (cost $16,401,000).........................  $16,401,000     16,401,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $225,789,786)@                          100.3%                       259,584,275
                       Liabilities in excess of other assets --         (0.3)                          (873,923)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $258,710,352
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @  See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    168

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks..........................................  22.1%
      Financial Services.............................   9.0
      Energy Services................................   8.7
      Telecommunications.............................   6.6
      Automotive.....................................   5.6
      Electronics....................................   5.5
      Insurance......................................   5.5
      Drugs..........................................   5.2
      Metals & Minerals..............................   4.3
      Business Services..............................   3.4
      Chemicals......................................   2.8
      Broadcasting & Media...........................   2.4
      Food, Beverage & Tobacco.......................   2.2
      Multi-Industry.................................   1.9
      Housing........................................   1.7
      Leisure & Tourism..............................   1.5
      Retail.........................................   1.5
      Apparel & Textiles.............................   1.4
      Electrical Equipment...........................   1.4
      Real Estate Companies..........................   1.2
      Gas & Pipeline Utilities.......................   0.8
      Electric Utilities.............................   0.7
      Aerospace & Military Technology................   0.6
      Energy Sources.................................   0.5
      Household Products.............................   0.5
      Entertainment Products.........................   0.5
      Telephone......................................   0.5
      Medical Products...............................   0.4
      Transportation.................................   0.4
      Computers & Business Equipment.................   0.2
      Repurchase Agreement...........................   0.1
                                                       ----
                                                       99.1%
                                                       ====

      COUNTRY ALLOCATION*
      Japan..........................................      27.9%
      United Kingdom.................................      15.2
      France.........................................       9.9
      Germany........................................       7.7
      Switzerland....................................       6.5
      Netherlands....................................       6.0
      South Korea....................................       5.3
      Italy..........................................       3.6
      Brazil.........................................       3.0
      Belgium........................................       2.3
      Spain..........................................       1.9
      Sweden.........................................       1.6
      Greece.........................................       1.1
      Ireland........................................       1.1
      Australia......................................       1.0
      Singapore......................................       1.0
      Norway.........................................       1.0
      Denmark........................................       0.8
      Taiwan.........................................       0.8
      Finland........................................       0.5
      South Africa...................................       0.5
      United States..................................       0.4
                                                         ------
                                                           99.1%
                                                         ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 97.7%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.0%
                       Spark Infrastructure Group..................................   2,004,353   $  1,778,167
                       Zinifex, Ltd. ..............................................     335,566      1,997,377
                                                                                                  -------------
                                                                                                     3,775,544
                                                                                                  -------------
                       BELGIUM -- 2.3%
                       Belgacom SA+................................................      68,430      2,107,920
                       KBC GROEP NV................................................      47,273      4,747,727
                       Solvay SA...................................................      15,918      1,797,909
                                                                                                  -------------
                                                                                                     8,653,556
                                                                                                  -------------
                       BRAZIL -- 3.0%
                       Petroleo Brasileiro SA ADR..................................      48,000      4,536,000
                       Tele Norte Leste Participacoes SA ADR.......................     175,622      3,119,047
                       Uniao de Bancos Brasileiros SA GDR..........................      41,000      3,453,020
                                                                                                  -------------
                                                                                                    11,108,067
                                                                                                  -------------
                       DENMARK -- 0.8%
                       Danske Bank A/S.............................................      88,000      3,090,899
                                                                                                  -------------
                       FINLAND -- 0.5%
                       Nokia Oyj...................................................      98,700      1,805,026
                                                                                                  -------------
                       FRANCE -- 9.9%
                       AXA SA......................................................     105,035      3,560,967
                       BNP Paribas SA..............................................     100,476      8,961,653
                       Bouygues SA.................................................      39,433      2,162,015
                       Credit Argicole SA..........................................     187,336      6,612,978
                       Renault SA..................................................      51,917      4,901,854
                       Schneider Electric SA.......................................      25,361      2,650,297
                       Total SA....................................................       7,187      1,984,201
                       Vivendi Universal SA+.......................................     201,153      6,301,430
                                                                                                  -------------
                                                                                                    37,135,395
                                                                                                  -------------
                       GERMANY -- 6.7%
                       Adidas-Salomon AG...........................................      14,750      3,084,626
                       BASF AG.....................................................      79,070      6,231,870
                       Deutsche Bank AG............................................      29,065      3,121,433
                       Deutsche Telekom AG+........................................     165,660      2,622,961
                       E.ON AG.....................................................      59,996      6,702,075
                       Schering AG.................................................      46,132      3,156,025
                                                                                                  -------------
                                                                                                    24,918,990
                                                                                                  -------------
                       GREECE -- 1.1%
                       Hellenic Telecommunications Organization SA.................     170,390      3,942,219
                                                                                                  -------------
                       IRELAND -- 1.1%
                       Bank of Ireland.............................................     246,736      4,251,464
                                                                                                  -------------
                       ITALY -- 3.6%
                       Eni SpA.....................................................     104,243      3,151,570
                       Mediaset SpA................................................     237,688      2,781,399

---------------------
    170

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ITALY (continued)
                       Telecom Italia SpA..........................................     625,543   $  1,757,797
                       UniCredito Italiano SpA.....................................     814,888      5,817,488
                                                                                                  -------------
                                                                                                    13,508,254
                                                                                                  -------------
                       JAPAN -- 27.9%
                       Acom Co., Ltd. .............................................      36,450      2,088,095
                       Asahi Kasei Corp. ..........................................     355,000      2,418,013
                       Brother Industries, Ltd. ...................................     256,000      2,653,732
                       Canon Sales Co., Inc. ......................................     148,000      3,324,496
                       Chubu Electric Power Co., Inc. .............................      76,200      1,861,072
                       Dai Nippon Printing Co., Ltd. ..............................     309,000      5,571,246
                       Daiichi Sankyo Co., Ltd. ...................................     160,600      3,326,866
                       Daito Trust Construction Co., Ltd. .........................      93,200      4,369,805
                       Electric Power Development Co., Ltd. .......................      72,900      2,572,831
                       Iyo Bank, Ltd. .............................................      48,000        495,529
                       Japan Tobacco, Inc. ........................................         335      5,197,562
                       JFE Holdings, Inc. .........................................      96,300      3,456,144
                       Lawson, Inc. ...............................................      87,600      3,479,954
                       Mitsubishi Tokyo Financial Group, Inc.+.....................         270      3,889,860
                       Mizuho Financial Group, Inc. ...............................         323      2,643,366
                       Nippon Telegraph & Telephone Corp. .........................         399      1,850,356
                       Nissan Motor Co., Ltd. .....................................     351,400      3,954,205
                       NSK, Ltd. ..................................................     446,000      3,303,985
                       NTT DoCoMo, Inc. ...........................................       1,628      2,636,887
                       Omron Corp. ................................................     166,800      3,931,648
                       Onward Kashiyama Co., Ltd. .................................     106,000      1,983,462
                       Sankyo Co., Ltd. ...........................................      74,400      4,839,282
                       Santen Pharmaceutical Co.+..................................      68,800      1,800,571
                       Sanyo Shinpan Finance Co. ..................................      42,400      2,645,821
                       Shimizu Corp. ..............................................     541,000      4,270,628
                       Sony Corp. .................................................      42,000      2,040,834
                       Suzuki Motor Corp. .........................................     242,800      4,946,865
                       Tanabe Seiyaku Co., Ltd. ...................................     172,000      1,841,626
                       Terumo Corp. ...............................................      55,900      1,596,394
                       Tokyo Gas Co., Ltd. ........................................     634,000      2,945,569
                       TonenGeneral Sekiyu K.K. ...................................     172,000      1,758,049
                       Toyo Suisan Kaisha, Ltd. ...................................     184,000      2,922,228
                       Toyota Motor Corp. .........................................      57,900      3,000,997
                       Yamaha Motor Co., Ltd. .....................................      93,300      2,394,041
                       Yamanouchi Pharmaceutical Co., Ltd. ........................      54,800      2,265,718
                                                                                                  -------------
                                                                                                   104,277,737
                                                                                                  -------------
                       NETHERLANDS -- 6.0%
                       ABN AMRO Holding NV.........................................     259,539      7,206,403
                       European Aeronautic Defense and Space Co. ..................      58,126      2,277,875
                       ING Groep NV................................................     191,965      6,851,028
                       Koninklijke Philips Electronics NV..........................     133,737      4,514,540
                       TPG NV......................................................      44,856      1,472,772
                                                                                                  -------------
                                                                                                    22,322,618
                                                                                                  -------------
                       NORWAY -- 1.0%
                       Norsk Hydro ASA, Class B....................................      31,471      3,862,561
                                                                                                  -------------
                       SINGAPORE -- 1.0%
                       United Overseas Bank, Ltd. .................................     401,000      3,584,551
                                                                                                  -------------
                       SOUTH AFRICA -- 0.5%
                       Reunert, Ltd. ..............................................     196,248      1,953,250
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       SOUTH KOREA -- 5.3%
                       Hyundai Electronics Industries Co.+.........................      76,690   $  2,965,362
                       Industrial Bank of Korea....................................     238,000      4,231,276
                       POSCO.......................................................      15,058      3,441,962
                       Pusan Bank..................................................     182,520      2,327,265
                       Samsung Electronics Co., Ltd. ..............................       6,471      4,964,018
                       Shinhan Financial Group Co., Ltd. ..........................      47,300      2,012,818
                                                                                                  -------------
                                                                                                    19,942,701
                                                                                                  -------------
                       SPAIN -- 1.9%
                       Iberdrola SA................................................     118,825      3,383,061
                       Repsol YPF SA...............................................     144,000      3,903,838
                                                                                                  -------------
                                                                                                     7,286,899
                                                                                                  -------------
                       SWEDEN -- 1.6%
                       Skanska AB, Class B.........................................     242,200      3,763,395
                       SKF AB, Class B.............................................     145,800      2,044,706
                                                                                                  -------------
                                                                                                     5,808,101
                                                                                                  -------------
                       SWITZERLAND -- 6.5%
                       Credit Suisse Group+........................................     175,344     10,238,515
                       Holcim, Ltd. ...............................................      25,106      1,899,961
                       Roche Holding AG............................................      13,583      2,146,166
                       Swiss Reinsurance...........................................      46,523      3,458,885
                       Zurich Financial Services AG (London)+......................         332         72,942
                       Zurich Financial Services AG (virt-x)+......................      29,966      6,563,010
                                                                                                  -------------
                                                                                                    24,379,479
                                                                                                  -------------
                       TAIWAN -- 0.8%
                       Lite-On Technology Corp.+...................................     576,000        797,873
                       Taiwan Semiconductor Manufacturing Co., Ltd. ...............   1,061,966      2,108,591
                                                                                                  -------------
                                                                                                     2,906,464
                                                                                                  -------------
                       UNITED KINGDOM -- 15.2%
                       Barclays, PLC...............................................     711,389      7,606,016
                       BP, PLC.....................................................     196,405      2,361,972
                       British Airways, PLC+.......................................     500,973      2,903,183
                       Gus, PLC....................................................     112,851      2,073,869
                       HBOS, PLC...................................................     236,248      4,154,516
                       Hilton Group, PLC...........................................     394,235      2,554,644
                       HSBC Holdings, PLC+.........................................     708,200     11,767,343
                       Royal Bank of Scotland Group, PLC...........................     276,115      8,547,022
                       Royal Dutch Shell, PLC......................................     133,738      4,796,461
                       Vodafone Group, PLC.........................................   3,346,718      7,025,492
                       Xstrata, PLC................................................     109,372      3,068,410
                                                                                                  -------------
                                                                                                    56,858,928
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $297,907,888)......................                365,372,703
                                                                                                  -------------

                       PREFERRED STOCK -- 1.0%
                       ----------------------------------------------------------------------------------------
                       GERMANY -- 1.0%
                       Henkel KGAA.................................................      16,447      1,841,870
                       Porsche AG+.................................................       2,381      1,841,567
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $3,697,632).....................                  3,683,437
                                                                                                  -------------

---------------------
    172

                                                                                     PRINCIPAL        VALUE
                       EXCHANGE TRADED FUNDS -- 0.3%                                   AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 0.3%
                       iShares MSCI Emerging Markets Index (cost $1,028,347).......  $   16,700   $  1,049,762
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $302,633,867)...                370,105,902
                                                                                                  -------------

                       REPURCHASE AGREEMENT -- 0.1%
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America, bearing interest at 4.41%, dated 01/31/06, to be repurchased 02/01/06 in the amount
                         of $348,043 and collateralized by $355,000 of Federal Home
                         Loan Mtg. Corp. Notes, bearing interest at 4.25%, due
                         04/05/07 and having an approximate value of $357,483 (cost
                         $348,000).................................................     348,000        348,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $302,981,867)@                          99.1%                     370,453,902
                       Other assets less liabilities --                 0.9                        3,236,724
                                                                      -------                   -------------
                       NET ASSETS --                                  100.0%                    $373,690,626
                                                                      =======                   =============

              -----------------------------
               +  Non-income producing security.
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    JP Morgan Investment Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks.........................................    9.7%
      Financial Services............................    9.3
      Energy Services...............................    9.0
      Drugs.........................................    6.8
      Insurance.....................................    6.1
      Metals & Minerals.............................    4.8
      Energy Sources................................    3.9
      Telecommunications............................    3.8
      Food, Beverage & Tobacco......................    3.8
      Retail........................................    3.6
      Automotive....................................    3.5
      Multi-Industry................................    3.4
      Machinery.....................................    3.3
      Electronics...................................    3.2
      Business Services.............................    3.1
      Transportation................................    2.1
      Time Deposit..................................    2.0
      Computer & Business Equipment.................    2.0
      Aerospace & Military Technology...............    1.9
      Computer Software.............................    1.5
      Broadcasting & Media..........................    1.4
      Housing.......................................    1.4
      Real Estate Companies.........................    1.4
      Chemicals.....................................    1.3
      Medical Products..............................    1.3
      Communication Equipment.......................    1.2
      Gas & Pipeline Utilities......................    1.2
      Health Services...............................    1.2
      Leisure & Tourism.............................    1.1
      Household Products............................    0.9
      Telephone.....................................    0.7
      Electrical Equipment..........................    0.4
      Apparel & Textiles............................    0.3
      Computer Services.............................    0.3
      Internet Content..............................    0.3
                                                      -----
                                                      101.2%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

      COUNTRY ALLOCATION*
      United States.................................      47.5%
      Japan.........................................      12.9
      United Kingdom................................       8.8
      France........................................       4.8
      Switzerland...................................       4.0
      Germany.......................................       3.6
      Canada........................................       3.1
      Australia.....................................       1.6
      Netherlands...................................       1.6
      Hong Kong.....................................       1.1
      Italy.........................................       1.1
      Spain.........................................       1.1
      Sweden........................................       1.1
      Brazil........................................       1.0
      India.........................................       0.9
      Taiwan........................................       0.9
      Bermuda.......................................       0.8
      Mexico........................................       0.8
      Norway........................................       0.7
      Cayman Island.................................       0.6
      Belgium.......................................       0.4
      Finland.......................................       0.4
      Greece........................................       0.4
      Israel........................................       0.4
      Luxembourg....................................       0.4
      Singapore.....................................       0.4
      South Korea...................................       0.4
      Ireland.......................................       0.4
                                                       -------
                                                         101.2%
                                                       =======

---------------------
    174

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    JP Morgan Investment Management, Inc.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 98.7%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.6%
                       Australian Gas Light Co., Ltd. .............................       79,098   $  1,079,569
                       BHP Billiton, Ltd.+.........................................       54,024      1,056,864
                       Macquarie Bank, Ltd.........................................       19,141        992,444
                       Zinifex, Ltd.+..............................................      138,990        827,305
                                                                                                   -------------
                                                                                                      3,956,182
                                                                                                   -------------
                       BELGIUM -- 0.4%
                       KBC Groupe NV+..............................................       10,292      1,033,647
                                                                                                   -------------
                       BERMUDA -- 0.8%
                       Esprit Holdings, Ltd. ......................................      119,000      1,034,649
                       Weatherford International, Ltd.+............................       23,710      1,061,734
                                                                                                   -------------
                                                                                                      2,096,383
                                                                                                   -------------
                       BRAZIL -- 0.9%
                       Cia Vale do Rio Doce ADR....................................       21,692      1,112,149
                       Petroleo Brasileiro SA ADR..................................       13,101      1,238,044
                                                                                                   -------------
                                                                                                      2,350,193
                                                                                                   -------------
                       CANADA -- 3.1%
                       Bank Montreal Quebec ADR....................................       17,500      1,044,750
                       Canadian Natural Resources Ltd. ADR.........................       19,480      1,207,760
                       CGI Groupe, Inc.............................................      107,508        840,017
                       Husky Energy, Inc...........................................       18,100      1,136,166
                       IPSCO, Inc. ................................................       11,782      1,090,778
                       Talisman Energy, Inc.+......................................       19,400      1,180,299
                       Teck Cominico, Class B......................................       20,400      1,315,823
                                                                                                   -------------
                                                                                                      7,815,593
                                                                                                   -------------
                       CAYMAN ISLAND -- 0.5%
                       Hutchison Telecommunications International, Ltd.+...........      694,000      1,171,912
                                                                                                   -------------
                       FINLAND -- 0.4%
                       Nokia Oyj...................................................       58,150      1,063,447
                                                                                                   -------------
                       FRANCE -- 4.8%
                       Air France-KLM..............................................       38,100        866,683
                       Assurances Generales de France+.............................        9,260        958,695
                       AXA SA+.....................................................       30,454      1,032,472
                       BNP Paribas SA+.............................................       11,065        986,909
                       Cie de Saint-Gobain SA+.....................................       12,565        823,728
                       CNP Assurances+.............................................       12,056      1,047,464
                       Credit Argicole SA..........................................       27,891        984,555
                       Eiffage SA+.................................................       10,675      1,101,299
                       Pernod-Ricard SA+...........................................        4,674        868,980
                       Societe Generale, Class A+..................................        7,536        995,406
                       Total SA+...................................................        5,227      1,443,080
                       Vivendi Universal SA+.......................................       26,176        820,004
                                                                                                   -------------
                                                                                                     11,929,275
                                                                                                   -------------
                       GERMANY -- 3.2%
                       Allianz AG+.................................................        6,420      1,034,837
                       BASF AG+....................................................       11,852        934,111
                       Commerzbank AG+.............................................       31,100      1,057,774

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       GERMANY (continued)
                       Deutsche Bank AG+...........................................        8,976   $    963,977
                       Deutsche Post AG+...........................................       38,436      1,083,100
                       Henkel KGaA+................................................       10,507      1,076,179
                       Merck KGaA+.................................................        9,243        963,786
                       Volkswagen AG...............................................       15,012        890,201
                                                                                                   -------------
                                                                                                      8,003,965
                                                                                                   -------------
                       GREECE -- 0.4%
                       Piraeus Bank SA+............................................       44,051      1,053,442
                                                                                                   -------------
                       HONG KONG -- 1.1%
                       China Mobile Hong Kong, Ltd. ...............................      196,500        956,189
                       Swire Pacific, Ltd., Class A+...............................      103,500        963,923
                       Wheelock & Co.+.............................................      508,000        920,035
                                                                                                   -------------
                                                                                                      2,840,147
                                                                                                   -------------
                       INDIA -- 0.9%
                       ICICI Bank, Ltd. ADR........................................       23,653        743,177
                       Reliance Industries, Ltd. GDR*+.............................       15,616        523,136
                       Satyam Computer Services, Ltd. ADR..........................       24,548        962,282
                                                                                                   -------------
                                                                                                      2,228,595
                                                                                                   -------------
                       IRELAND -- 0.4%
                       Depfa Bank, PLC+............................................       50,958        872,475
                                                                                                   -------------
                       ISRAEL -- 0.4%
                       Teva Pharmaceutical Industries, Ltd. ADR....................       20,800        886,704
                                                                                                   -------------
                       ITALY -- 1.1%
                       ENI SpA.....................................................       33,708      1,019,091
                       Fiat SpA+...................................................       51,180        501,884
                       UniCredito Italiano SpA+....................................      157,959      1,127,670
                                                                                                   -------------
                                                                                                      2,648,645
                                                                                                   -------------
                       JAPAN -- 12.9%
                       Aisin Seiki Co., Ltd.+......................................       30,200      1,117,327
                       Bank of Fukuoka, Ltd.+......................................      127,000      1,092,392
                       Bank of Yokohama, Ltd.+.....................................      116,000        939,431
                       Canon, Inc.+................................................       15,600        941,546
                       Dai Nippon Printing Co., Ltd.+..............................       55,000        991,646
                       Daiwa Securities Group, Inc.+...............................       84,000        986,045
                       Eisai Co., Ltd.+............................................       22,000        939,602
                       Honda Motor Co., Ltd.+......................................       17,400        987,886
                       Hoya Corp. .................................................       26,400      1,057,755
                       Izumi Co+...................................................       29,800      1,122,851
                       Japan Tobacco, Inc.+........................................           63        977,452
                       Komatsu, Ltd. ..............................................       56,000      1,033,545
                       Kubota Corp.+...............................................      111,000      1,057,909
                       Makita Corp.+...............................................       40,900      1,188,943
                       Marubeni Corp.+.............................................      187,000        997,928
                       Matsui Securities Co., Ltd.+................................       62,800        958,288
                       Mitsubishi Corp.+...........................................       48,900      1,142,202
                       Mitsubishi Tokyo Financial Group, Inc.+.....................           88      1,267,806
                       Mitsui Fudosan Co., Ltd. ...................................       18,000        379,012
                       Mizuho Financial Group, Inc.+...............................          158      1,293,040
                       NGK Spark Plug Co., Ltd.+...................................       41,000      1,024,083
                       Nidec Corp. ................................................       12,000      1,099,697
                       Nikko Securities Co., Ltd. .................................       64,500      1,024,918
                       NTT DoCoMo, Inc.+...........................................          554        897,319
                       Orix Corp.+.................................................        4,210      1,089,242
                       Santen Pharmaceutical Co., Ltd.+............................       28,600        748,493
                       Sumitomo Corp. .............................................       87,000      1,190,358

---------------------
    176

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Sumitomo Metal Mining Co., Ltd.+............................       88,000   $  1,182,286
                       Toyota Motor Corp. .........................................       20,000      1,036,614
                       Yamada Denki Co., Ltd.+.....................................        8,700      1,121,384
                       Yamaha Motor Co., Ltd. .....................................       19,300        495,230
                       Yamatake Corp. .............................................       38,200        950,889
                                                                                                   -------------
                                                                                                     32,333,119
                                                                                                   -------------
                       LUXEMBOURG -- 0.4%
                       SES Global SA...............................................       53,063        980,088
                                                                                                   -------------
                       MEXICO -- 0.8%
                       America Movil SA de CV, Series L ADR........................       27,952        942,821
                       Cemex SA de CV Sponsored ADR................................       16,500      1,088,670
                                                                                                   -------------
                                                                                                      2,031,491
                                                                                                   -------------
                       NETHERLANDS -- 1.6%
                       DSM NV......................................................       21,570        965,081
                       European Aeronautic Defense and Space Co. NV+...............       23,596        924,694
                       Fortis+.....................................................       30,224      1,056,259
                       ING Groep NV+...............................................       28,355      1,011,960
                                                                                                   -------------
                                                                                                      3,957,994
                                                                                                   -------------
                       NORWAY -- 0.7%
                       Orkla ASA+..................................................       23,250        926,142
                       Telenor ASA.................................................       90,775        910,806
                                                                                                   -------------
                                                                                                      1,836,948
                                                                                                   -------------
                       SINGAPORE -- 0.4%
                       CapitaLand, Ltd. ...........................................      446,000      1,088,811
                                                                                                   -------------
                       SOUTH KOREA -- 0.4%
                       Hyundai Motor Co. GDR+......................................       21,340        965,635
                                                                                                   -------------
                       SPAIN -- 1.1%
                       Banco Santander Central Hispano SA+.........................       64,091        922,101
                       Endesa SA+..................................................       29,970        863,107
                       Repsol YPF SA+..............................................       31,139        844,178
                                                                                                   -------------
                                                                                                      2,629,386
                                                                                                   -------------
                       SWEDEN -- 1.1%
                       SKF AB, Class B+............................................       64,600        905,953
                       Telefonaktiebolaget LM Ericsson, Class B+...................      270,000        974,177
                       Volvo AB, Class B+..........................................       19,150        938,071
                                                                                                   -------------
                                                                                                      2,818,201
                                                                                                   -------------
                       SWITZERLAND -- 4.0%
                       Compagnie Financiere Richemont AG, Class A(1)...............       22,613      1,028,547
                       Credit Suisse Group.........................................       18,015      1,051,914
                       Julius Baer Holdings+.......................................       11,600        931,847
                       Nestle SA+..................................................        2,888        847,120
                       Novartis AG+................................................       28,389      1,558,847
                       Roche Holding AG+...........................................        9,790      1,546,857
                       Syngenta AG+................................................        7,624        969,064
                       UBS AG......................................................        9,116        991,141
                       Zurich Financial Services AG+...............................        4,665      1,021,706
                                                                                                   -------------
                                                                                                      9,947,043
                                                                                                   -------------
                       TAIWAN -- 0.9%
                       Hon Hai Precision Industry Co. Ltd. GDR.....................       87,303      1,222,242
                       Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
                         ADR.......................................................       95,800      1,034,640
                                                                                                   -------------
                                                                                                      2,256,882
                                                                                                   -------------
                       UNITED KINGDOM -- 8.8%
                       AstraZeneca, PLC............................................       18,237        883,115

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Aviva, PLC+.................................................       69,258   $    887,727
                       BAA, PLC+...................................................       73,316        815,182
                       Barclays, PLC...............................................       85,923        918,670
                       Barratt Developments, PLC+..................................       44,470        789,143
                       BG Group, PLC...............................................       88,233        996,736
                       BP, PLC+....................................................       81,823        984,006
                       British Airways, PLC+.......................................      156,989        909,765
                       British Land Co., PLC+......................................       51,904      1,060,954
                       Centrica PLC................................................      204,237        969,202
                       Credit Suisse First Bank Nassau.............................            1              1
                       GlaxoSmithKline, PLC........................................       67,858      1,735,943
                       HSBC Holdings, PLC..........................................       50,624        841,161
                       Kelda Group, PLC............................................       69,865        973,189
                       Northumbrian Water Group, PLC...............................       87,705        378,366
                       Rio Tinto, PLC+.............................................       22,010      1,122,596
                       Royal Dutch Shell, PLC......................................       26,384        946,252
                       Samsung Electronics Co., Ltd.*+.............................        2,820      1,080,060
                       Schroders, PLC..............................................       53,777      1,050,448
                       Standard Chartered, PLC.....................................       42,025      1,042,936
                       Vodafone Group, PLC+........................................      360,804        757,406
                       Wolseley, PLC...............................................       40,204        968,419
                       WPP Group, PLC+.............................................       83,234        923,976
                       Xstrata, PLC................................................       37,607      1,055,057
                                                                                                   -------------
                                                                                                     22,090,310
                                                                                                   -------------
                       UNITED STATES -- 45.5%
                       Aetna, Inc..................................................       10,400      1,006,720
                       Accenture, Ltd., Class A....................................       34,068      1,074,164
                       ALLTEL Corp.................................................       13,900        834,417
                       Altria Group, Inc...........................................       12,900        933,186
                       American Capital Strategies, Ltd. ..........................       25,140        893,727
                       American Financial Group, Inc...............................       22,190        834,788
                       AmeriCredit Corp.+..........................................       36,500      1,049,740
                       Amgen, Inc.+................................................       11,900        867,391
                       Anadarko Petroleum Corp. ...................................       10,283      1,108,713
                       Apache Corp. ...............................................       13,100        989,443
                       Apple Computer, Inc.+.......................................       14,100      1,064,691
                       Archer-Daniels-Midland Co. .................................       36,205      1,140,457
                       Assurant, Inc. .............................................       16,300        748,496
                       AT&T Inc. ..................................................       37,864        982,571
                       Bank of America Corp. ......................................       45,200      1,999,196
                       Bear Stearns Cos., Inc. ....................................        8,300      1,049,618
                       BellSouth Corp. ............................................       26,210        754,062
                       Boeing Co. .................................................       12,785        873,343
                       BorgWarner, Inc. ...........................................       15,200        837,976
                       Bunge, Ltd. ................................................       12,634        744,901
                       Burlington Northern Santa Fe Corp. .........................       14,500      1,161,740
                       Capital One Financial Corp. ................................       10,100        841,330
                       Caterpillar, Inc. ..........................................       15,259      1,036,086
                       Chevron Corp. ..............................................       15,400        914,452
                       CIGNA Corp. ................................................        8,215        998,944
                       Cisco Systems, Inc.+........................................       54,710      1,015,965
                       CIT Group, Inc. ............................................       19,200      1,024,128
                       Citigroup, Inc. ............................................       42,200      1,965,676
                       Commercial Metals Co. ......................................       16,310        771,952
                       ConocoPhillips..............................................       22,000      1,423,400
                       Constellation Energy Group, Inc. ...........................       16,495        961,164
                       Cummins, Inc. ..............................................       10,539      1,025,445
                       DR Horton, Inc. ............................................       25,200        940,464
                       Dress Barn, Inc.+...........................................       21,240        980,014

---------------------
    178

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Duke Energy Corp............................................       26,090   $    739,652
                       EMC Corp.+..................................................       69,300        928,620
                       EOG Resources, Inc. ........................................       13,000      1,099,020
                       Express Scripts, Inc., Class A+.............................        9,540        870,907
                       Exxon Mobil Corp. ..........................................       40,600      2,547,650
                       Fidelity National Financial, Inc. ..........................       22,240        877,813
                       First American Financial Corp. .............................       19,748        924,601
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       12,230        785,777
                       GATX Corp. .................................................       21,510        854,162
                       General Electric Co. .......................................      128,800      4,218,200
                       Genworth Financial, Inc., Class A...........................       27,469        899,884
                       Gilead Sciences, Inc.+......................................       18,600      1,132,182
                       GlobalSantaFe Corp. ........................................       19,300      1,178,265
                       Golden West Financial Corp. ................................       14,600      1,031,052
                       Goldman Sachs Group, Inc. ..................................        7,100      1,002,875
                       Google, Inc., Class A+......................................        1,724        746,923
                       Harris Corp. ...............................................       21,400        993,602
                       Hartford Financial Services Group, Inc. ....................       11,300        929,199
                       Hewlett-Packard Co. ........................................       34,500      1,075,710
                       Home Depot, Inc. ...........................................       22,500        912,375
                       Ingersoll-Rand Co., Class A.................................       23,300        914,991
                       Intel Corp. ................................................       43,240        919,715
                       Johnson & Johnson...........................................       36,000      2,071,440
                       King Pharmaceuticals, Inc.+.................................       40,480        759,000
                       Kraft Foods, Inc., Class A..................................       29,080        856,115
                       Lam Research Corp.+.........................................       24,920      1,157,036
                       Lehman Brothers Holdings, Inc. .............................        7,500      1,053,375
                       Lennar Corp., Class A.......................................       15,000        938,400
                       Loews Corp. ................................................        9,555        942,983
                       Loews Corp. -- Carolina Group...............................       22,400      1,033,088
                       Marathon Oil Corp. .........................................       14,621      1,123,916
                       McDonald's Corp. ...........................................       27,900        976,779
                       Merrill Lynch & Co., Inc. ..................................       14,200      1,065,994
                       MetLife, Inc. ..............................................       17,800        892,848
                       Microsoft Corp. ............................................       93,700      2,637,655
                       Motorola, Inc. .............................................       38,800        881,148
                       National Semiconductor Corp. ...............................       31,540        889,743
                       News Corp. .................................................       57,100        944,434
                       Nordstrom, Inc. ............................................       22,300        930,356
                       Norfolk Southern Corp. .....................................       22,400      1,116,416
                       Northrop Grumman Corp. .....................................       16,400      1,018,932
                       NVIDIA Corp.+...............................................       14,440        649,222
                       Occidental Petroleum Corp. .................................       11,519      1,125,521
                       Office Depot, Inc.+.........................................       31,200      1,034,280
                       Parker-Hannifin Corp. ......................................       14,000      1,060,780
                       PepsiCo, Inc. ..............................................       15,600        892,008
                       Pfizer, Inc. ...............................................       89,000      2,285,520
                       PG&E Corp.+.................................................       24,565        916,520
                       Procter & Gamble Co. .......................................       19,200      1,137,216
                       Prudential Financial, Inc. .................................       13,000        979,420
                       QUALCOMM, Inc. .............................................       22,700      1,088,692
                       Questar Corp. ..............................................       11,573        942,968
                       Reynolds American, Inc. ....................................       10,600      1,071,978
                       Ryder System, Inc. .........................................       25,400      1,135,380
                       Sempra Energy...............................................       18,400        884,120
                       Sirf Technology Holdings, Inc.+.............................       30,000      1,010,700
                       Southern Copper Corp. ......................................        8,800        766,480
                       Tesoro Corp.+...............................................       14,064      1,019,218
                       Tiffany & Co. ..............................................       20,678        779,561
                       Time Warner, Inc. ..........................................       48,200        844,946

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Transocean, Inc.+...........................................       15,300   $  1,241,595
                       U.S. Bancorp................................................       30,500        912,255
                       UnionBanCal Corp. ..........................................       13,231        887,668
                       United Technologies Corp. ..................................       17,600      1,027,312
                       Valero Energy Corp. ........................................       17,650      1,101,889
                       Veritas DGC, Inc.+..........................................       20,030        902,552
                       VF Corp. ...................................................       16,400        909,872
                       Wachovia Corp. .............................................       17,400        954,042
                       Walt Disney Co. ............................................       35,300        893,443
                       Watson Pharmaceuticals, Inc.+...............................       26,296        870,135
                       Wellpoint, Inc.+............................................       11,500        883,200
                       Wyeth.......................................................       23,100      1,068,375
                       Zions Bancorp. .............................................        9,100        719,538
                                                                                                   -------------
                                                                                                    113,717,599
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $216,309,491)......................                 246,604,112
                                                                                                   -------------

                       PREFERRED STOCK -- 0.5%
                       -----------------------------------------------------------------------------------------
                       BRAZIL -- 0.1%
                       Cia de Bebidas das Americas Preferred ADR...................        3,826        156,713
                                                                                                   -------------
                       GERMANY -- 0.4%
                       Fresenius AG................................................        6,130        957,552
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $1,010,804).....................                   1,114,265
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $217,320,295)...                 247,718,377
                                                                                                   -------------
                       SHORT-TERM INVESTMENT SECURITIES -- 2.0%
                       -----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 2.0%
                       Euro Time Deposit with State Street Bank & Trust Co. 3.40%
                         due 02/01/06
                         (cost $5,138,000).........................................    5,138,000      5,138,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $222,458,295)@                          101.2%                       252,856,377
                       Liabilities in excess of other assets --         (1.2)                        (3,062,044)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $249,794,333
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $1,603,196 representing 0.64% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Consists of more than one class of securities traded together as a unit.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt
              See Notes to Financial Statements

---------------------
    180

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks..........................................  13.0%
      Energy Services................................   9.9
      Repurchase Agreement...........................   9.4
      Drugs..........................................   6.0
      Financial Services.............................   5.6
      Telecommunications.............................   5.2
      Metals & Minerals..............................   4.9
      Food, Beverage & Tobacco.......................   4.7
      Automotive.....................................   4.0
      Insurance......................................   3.8
      Electronics....................................   3.4
      Real Estate Companies..........................   2.6
      Retail.........................................   2.2
      Chemicals......................................   1.9
      Machinery......................................   1.9
      Multi-Industry.................................   1.9
      Transportation.................................   1.8
      Business Services..............................   1.6
      Energy Sources.................................   1.4
      Entertainment Products.........................   1.3
      Housing........................................   1.3
      Broadcasting & Media...........................   1.1
      Leisure & Tourism..............................   1.1
      Computer Software..............................   0.9
      Computers & Business Equipment.................   0.9
      Gas & Pipeline Utilities.......................   0.9
      Household Products.............................   0.9
      Electric Utilities.............................   0.8
      Electrical Equipment...........................   0.8
      Apparel & Textiles.............................   0.7
      Aerospace & Military Technology................   0.6
      Internet Content...............................   0.6
      Medical Products...............................   0.6
      Building Materials.............................   0.4
      Forest Products................................   0.4
      Real Estate Investment Trusts..................   0.3
      Telephone......................................   0.3
      Utilities......................................   0.2
      Computer Services..............................   0.1
      Retail Grocery.................................   0.1
                                                       ----
                                                       99.5%
                                                       ====

    -------------------
    * Calculated as a percentage of net assets.

      COUNTRY ALLOCATION*
      Japan..........................................      27.8%
      United Kingdom.................................      16.5
      Repurchase Agreement...........................       9.4
      Germany........................................       8.3
      France.........................................       6.0
      Switzerland....................................       5.4
      Australia......................................       3.9
      Hong Kong......................................       3.0
      Netherlands....................................       2.7
      Spain..........................................       2.4
      Sweden.........................................       1.6
      Singapore......................................       1.3
      Italy..........................................       1.2
      Brazil.........................................       1.1
      Finland........................................       1.1
      Russia.........................................       1.1
      Turkey.........................................       1.1
      Austria........................................       0.6
      Belgium........................................       0.6
      Denmark........................................       0.5
      Mexico.........................................       0.5
      Poland.........................................       0.5
      South Africa...................................       0.5
      Thailand.......................................       0.5
      Ireland........................................       0.4
      Norway.........................................       0.4
      Greece.........................................       0.3
      United States..................................       0.3
      Bermuda........................................       0.2
      Cayman Island..................................       0.1
      Luxembourg.....................................       0.1
      Portugal.......................................       0.1
                                                         ------
                                                           99.5%
                                                         ======

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 88.8%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 3.9%
                       Alumina, Ltd................................................       52,297   $    297,803
                       Amcor, Ltd..................................................       40,608        210,919
                       AMP, Ltd....................................................       27,087        168,828
                       Australia & New Zealand Banking Group, Ltd..................       29,452        556,066
                       Australian Gas Light Co., Ltd...............................        9,471        129,265
                       BHP Billiton, Ltd...........................................      161,702      3,163,353
                       BHP Steel, Ltd..............................................       33,039        196,156
                       Boral, Ltd..................................................       26,902        183,382
                       Brambles Industries, Ltd....................................       20,164        151,670
                       Caltex Australia, Ltd.......................................       18,358        269,351
                       Coca-Cola Amatil, Ltd.......................................       10,455         60,883
                       Coles Myer, Ltd.............................................       21,879        173,363
                       Commonwealth Bank of Australia..............................       24,337        823,950
                       CSL, Ltd....................................................        1,764         58,184
                       CSR, Ltd....................................................       43,640        140,302
                       Foster's Group, Ltd.........................................       41,581        166,157
                       Insurance Australia Group, Ltd..............................       34,616        146,199
                       James Hardie Industries NV..................................       21,511        143,697
                       John Fairfax Holdings, Ltd..................................       20,435         65,698
                       Leighton Holdings, Ltd......................................        4,415         67,790
                       Lend Lease Corp., Ltd.......................................        8,631         95,091
                       Macquarie Bank, Ltd.........................................        4,257        220,722
                       Macquarie Infrastructure Group..............................       46,097        123,384
                       Mayne Pharma, Ltd...........................................       18,338         35,457
                       National Australia Bank, Ltd................................       32,344        830,902
                       Newcrest Mining, Ltd........................................       14,978        297,555
                       OMV AG......................................................       12,389        875,418
                       OneSteel, Ltd...............................................       23,737         67,675
                       Orica, Ltd..................................................       12,911        214,494
                       Origin Energy, Ltd..........................................      131,532        728,059
                       Pacific Dunlop, Ltd.........................................        3,411         27,571
                       Paperlinx, Ltd..............................................       19,267         50,110
                       Patrick Corp., Ltd..........................................       19,053         98,239
                       QBE Insurance Group, Ltd....................................       14,143        207,508
                       Rinker Group, Ltd...........................................       42,922        546,115
                       Rio Tinto, Ltd..............................................       14,025        806,305
                       Santos, Ltd.................................................       96,592        959,456
                       Sonic Healthcare, Ltd.......................................        2,396         27,233
                       Stockland Trust Group.......................................          752          3,701
                       Suncorp-Metway, Ltd.........................................       11,162        187,045
                       Symbion Health, Ltd.........................................       18,338         47,972
                       TABCORP Holdings, Ltd.......................................        8,263         95,172
                       Telstra Corp., Ltd..........................................       43,967        132,685
                       Transurban Group............................................       11,545         62,679
                       Wesfarmers, Ltd.............................................        7,653        220,800
                       Westpac Banking Corp., Ltd..................................       34,417        607,270
                       Woodside Petroleum, Ltd.....................................       52,842      1,811,850
                       Woolworths, Ltd.............................................       20,444        267,404
                                                                                                   -------------
                                                                                                     16,820,888
                                                                                                   -------------
                       AUSTRIA -- 0.6%
                       Bank Austria Creditanstalt AG...............................        2,786        339,624

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    182

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRIA (continued)
                       Boehler-Uddeholm AG.........................................          310   $     59,932
                       Erste Bank der Oesterreichischen Sparkassen AG..............       19,638      1,095,317
                       Flughafen Wien AG...........................................        1,865        147,171
                       Immofinanz Immobilien Anlagen AG+...........................       20,815        214,487
                       Mayr-Melnhof Karton AG......................................          817        122,608
                       Radex Heraklith Industriebeteiligungs AG+...................        1,617         45,487
                       Telekom Austria AG..........................................       18,383        444,975
                       Voestalpine AG..............................................          591         69,661
                       Wienerberger AG.............................................        2,454        108,186
                                                                                                   -------------
                                                                                                      2,647,448
                                                                                                   -------------
                       BELGIUM -- 0.6%
                       AGFA-Gevaert NV.............................................        2,068         35,683
                       Bekaert SA..................................................          183         18,101
                       Belgacom SA.................................................        3,430        105,658
                       Dexia.......................................................       22,191        545,510
                       Fortis......................................................       30,366      1,056,425
                       InBev NV....................................................        1,616         76,132
                       KBC Groupe NV...............................................        3,061        307,423
                       Solvay SA...................................................        1,506        170,100
                       UCB SA......................................................        3,071        151,657
                       Umicore.....................................................          672         88,436
                                                                                                   -------------
                                                                                                      2,555,125
                                                                                                   -------------
                       BERMUDA -- 0.2%
                       Esprit Holdings, Ltd........................................       81,019        704,422
                       Kerry Properties, Ltd.......................................       25,838         83,931
                       Ship Finance International, Ltd.............................          458          8,296
                       Yue Yuen Industrial Holdings, Ltd...........................       48,000        148,806
                                                                                                   -------------
                                                                                                        945,455
                                                                                                   -------------
                       BRAZIL -- 0.1%
                       Arcelor Brasil SA...........................................        1,744         26,215
                       Cia de Bebidas das Americas.................................       75,118         26,200
                       Companhia Brasileira de Distribuicao Grupo Pao de Acuca
                         Sponsored ADR.............................................          300         11,289
                       Companhia Siderurgica Nacional SA...........................        2,861         84,058
                       Souza Cruz SA...............................................        2,000         28,210
                       Uniao de Bancos Brasileiros SA GDR..........................        2,350        197,917
                                                                                                   -------------
                                                                                                        373,889
                                                                                                   -------------
                       CAYMAN ISLAND -- 0.1%
                       Hutchison Telecommunications International, Ltd.+...........      110,000        185,750
                       Kingboard Chemical Holdings, Ltd............................       38,000        122,458
                                                                                                   -------------
                                                                                                        308,208
                                                                                                   -------------
                       DENMARK -- 0.5%
                       Danske Bank A/S.............................................       19,795        695,277
                       DSV A/S.....................................................          800        111,224
                       GN Store Nord A/S...........................................        9,400        134,285
                       Novo Nordisk A/S, Class B...................................        8,200        459,223
                       Novozymes A/S, Class B......................................        1,528         84,950
                       TDC A/S.....................................................        5,600        355,553
                       Vestas Wind Systems A/S+....................................        4,900         96,523
                                                                                                   -------------
                                                                                                      1,937,035
                                                                                                   -------------
                       FINLAND -- 1.1%
                       Cargotec Corp.+.............................................        1,366         52,071
                       Fortum Oyj..................................................        8,420        188,158
                       Kesko Oyj, Class B..........................................        6,336        187,860
                       Kone Corp.+.................................................        2,732        110,184
                       Metso Oyj...................................................        7,573        248,003
                       Neste Oil Oyj+..............................................        3,303        106,763

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINLAND (continued)
                       Nokia Oyj...................................................      151,303   $  2,767,029
                       Outokumpu Oyj...............................................        8,315        143,274
                       Sampo Oyj, Class A..........................................       11,042        215,220
                       Stora Enso Oyj..............................................       16,808        233,040
                       TietoEnator Oyj.............................................        5,549        215,772
                       UPM-Kymmene Oyj.............................................       14,760        301,497
                       Uponor Oyj..................................................        1,067         26,346
                       Wartsila Oyj, Class B.......................................        1,696         55,562
                                                                                                   -------------
                                                                                                      4,850,779
                                                                                                   -------------
                       FRANCE -- 6.0%
                       Accor SA....................................................        8,228        493,214
                       Alcatel SA+.................................................       40,824        538,239
                       Alstom+.....................................................        3,120        237,144
                       Atos Origin SA+.............................................          413         30,588
                       Autoroutes du Sud de la France..............................        2,777        169,736
                       AXA SA......................................................       70,683      2,396,342
                       BNP Paribas SA..............................................       26,177      2,334,778
                       Bouygues SA.................................................        8,611        472,120
                       Business Objects SA+........................................        1,235         50,874
                       Cap Gemini SA+..............................................        2,957        135,104
                       Carrefour SA................................................        6,477        305,849
                       Cie de Saint-Gobain SA......................................        8,494        556,844
                       CNP Assurances..............................................        2,383        207,043
                       Credit Argicole SA..........................................       10,853        383,112
                       Dassault Systemes SA........................................        1,145         68,593
                       Essilor International SA....................................          754         65,831
                       Establissements Economiques du Casino Guichard-Perrachon
                         SA........................................................          316         18,681
                       France Telecom SA...........................................       38,433        874,258
                       Gecina SA...................................................        1,481        174,565
                       Groupe Danone...............................................        3,938        429,238
                       Hermes International........................................          211         54,356
                       Imerys SA...................................................          998         82,222
                       Klepierre...................................................        1,249        123,543
                       L'Air Liquide SA............................................        2,980        612,698
                       Lafarge SA..................................................        4,643        488,592
                       Lagardere SCA...............................................        3,012        240,098
                       LVMH Moet Henessy Louis Vuitton SA..........................        5,200        469,169
                       Michelin SA, Class B........................................        2,309        137,904
                       Neopost SA..................................................        1,152        115,838
                       Peugeot SA..................................................        2,629        156,121
                       Pinault-Printemps-Redoute SA................................        1,345        156,900
                       Publicis Groupe.............................................        2,001         75,450
                       Renault SA..................................................        2,706        255,493
                       Sagem SA....................................................        1,739         45,940
                       Sanofi-Synthelabo SA........................................       29,525      2,706,941
                       Schneider Electric SA.......................................        5,897        616,253
                       Societe BIC SA..............................................          620         39,892
                       Societe Generale, Class A...................................       10,273      1,356,927
                       Societe Television Francaise 1..............................        2,466         78,150
                       Sodexho Alliance SA.........................................        4,236        191,997
                       STMicroelectronics NV.......................................        6,570        121,350
                       Suez Lyonn Eaux+............................................        1,896             23
                       Suez SA.....................................................       17,402        643,662
                       Technip SA..................................................        1,196         81,240
                       Thales SA...................................................        3,391        164,040
                       Thomson.....................................................        5,184        106,333
                       Total SA....................................................       17,762      4,903,768
                       Unibail (Union du Credit-Bail Immobilier)...................        2,019        297,841
                       Valeo SA....................................................        1,692         68,116

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    184

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Veolia Environnement........................................        3,248   $    164,424
                       Vinci SA....................................................        3,888        361,661
                       Vivendi Universal SA........................................       18,823        589,660
                       Zodiac SA...................................................          301         19,312
                                                                                                   -------------
                                                                                                     25,468,067
                                                                                                   -------------
                       GERMANY -- 8.1%
                       Adidas-Salomon AG...........................................        1,718        359,281
                       Allianz AG..................................................       19,014      3,064,859
                       Altana AG...................................................        4,556        254,500
                       BASF AG.....................................................       14,740      1,161,727
                       Bayer AG....................................................       17,871        746,377
                       Bayerische Hypo-und Vereinsbank AG+.........................       51,198      1,664,204
                       Beiersdorf AG...............................................        3,909        501,127
                       Celesio AG..................................................        1,366        127,895
                       Commerzbank AG..............................................       55,913      1,901,715
                       Continental AG..............................................        3,517        342,322
                       DaimlerChrysler AG..........................................       23,666      1,359,090
                       Deutsche Bank AG............................................       31,241      3,355,125
                       Deutsche Boerse AG..........................................       12,478      1,578,430
                       Deutsche Lufthansa AG.......................................       10,946        173,578
                       Deutsche Post AG............................................       39,497      1,112,151
                       Deutsche Telekom AG.........................................       84,131      1,332,080
                       Douglas Holding AG..........................................          836         37,120
                       E.ON AG.....................................................       32,145      3,590,876
                       Epcos AG+...................................................        2,015         30,729
                       Fresenius Medical Care AG...................................        2,635        280,904
                       Hochtief AG.................................................          500         26,259
                       Hypo Real Estate Holdings AG................................       10,300        672,111
                       Infineon Technologies AG+...................................       17,521        165,002
                       KarstadtQuelle AG+..........................................          417          8,969
                       Linde AG....................................................        2,511        204,311
                       MAN AG......................................................        5,465        314,043
                       Merck KGaA..................................................        2,894        301,763
                       Metro AG....................................................        8,345        423,870
                       Muenchener Rueckversicherungs-Gesellschaft AG...............        4,652        631,596
                       Puma AG.....................................................          606        191,606
                       RWE AG......................................................       18,973      1,563,592
                       SAP AG......................................................       11,300      2,313,705
                       Schering AG.................................................        9,296        635,967
                       Siemens AG..................................................       34,883      3,181,648
                       ThyssenKrupp AG.............................................       10,081        257,983
                       TUI AG......................................................        9,142        194,072
                       Volkswagen AG...............................................        6,173        366,055
                       Wincor Nixdorf AG+..........................................          750         87,491
                                                                                                   -------------
                                                                                                     34,514,133
                                                                                                   -------------
                       GREECE -- 0.3%
                       Alpha Bank AE...............................................        6,336        217,425
                       EFG Eurobank Ergasias SA....................................        3,749        139,401
                       National Bank of Greece SA..................................        8,110        373,696
                       OPAP SA.....................................................        6,300        236,859
                       Titan Cement Co.............................................        1,600         70,382
                                                                                                   -------------
                                                                                                      1,037,763
                                                                                                   -------------
                       HONG KONG -- 3.0%
                       ASM Pacific Technology, Ltd.................................        2,000         11,344
                       Bank of East Asia, Ltd......................................      135,045        420,397
                       BOC Hong Kong (Holdings), Ltd...............................      307,500        616,367
                       Cathay Pacific Airways, Ltd.................................       83,000        151,391
                       Cheung Kong Holdings, Ltd...................................      131,000      1,406,632

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HONG KONG (continued)
                       Cheung Kong Infrastructure Holdings, Ltd....................       44,000   $    136,689
                       CLP Holdings, Ltd...........................................      137,200        782,585
                       Hang Lung Properties, Ltd...................................      159,000        309,484
                       Hang Seng Bank, Ltd.........................................       57,300        764,468
                       Henderson Land Development Co., Ltd.........................       57,000        289,859
                       Hong Kong & China Gas Co., Ltd..............................      329,754        724,734
                       Hong Kong Electric Holdings, Ltd............................      117,000        561,039
                       Hong Kong Exchanges & Clearing, Ltd.........................       88,000        429,351
                       Hopewell Holdings, Ltd......................................       51,000        128,194
                       Hutchison Whampoa, Ltd......................................      177,500      1,814,411
                       Hysan Development Co., Ltd..................................       53,164        135,004
                       Johnson Electric Holdings, Ltd..............................      129,300        127,504
                       Li & Fung, Ltd..............................................      132,000        245,020
                       Link REIT...................................................      137,000        264,896
                       MTR Corp., Ltd..............................................      114,786        241,920
                       New World Development Co., Ltd..............................      190,857        279,234
                       PCCW, Ltd...................................................      303,130        205,141
                       Shangri-La Asia, Ltd........................................       84,151        136,677
                       Sino Land Co., Ltd..........................................      107,074        149,754
                       South China Morning Post Holdings, Ltd......................       14,000          5,414
                       Sun Hung Kai Properties, Ltd................................      106,000      1,095,833
                       Swire Pacific, Ltd., Class A................................       72,500        675,212
                       Techtronic Industries Co.(1)................................       73,000        141,149
                       Television Broadcasting, Ltd................................       23,000        124,817
                       Wharf Holdings, Ltd.........................................      104,742        403,698
                                                                                                   -------------
                                                                                                     12,778,218
                                                                                                   -------------
                       IRELAND -- 0.4%
                       Allied Irish Banks, PLC.....................................       26,046        585,521
                       Bank of Ireland.............................................       30,419        524,144
                       CRH, PLC....................................................       14,913        463,367
                       DCC, PLC....................................................          950         21,472
                       Elan Corp., PLC+............................................        9,600        144,652
                       Independent News, PLC.......................................        7,600         24,750
                       Irish Life & Permanent, PLC.................................        1,300         27,882
                                                                                                   -------------
                                                                                                      1,791,788
                                                                                                   -------------
                       ITALY -- 1.2%
                       Alleanza Assicurazioni SpA..................................        2,874         35,552
                       Assicurazione Generali SpA..................................        6,203        214,444
                       Autogrill SpA...............................................        2,544         37,591
                       Autostrade Meridionali SpA..................................        5,314        134,441
                       Banca Antonveneta SpA.......................................          176          5,650
                       Banca Fideuram SpA..........................................        2,017         11,949
                       Banca Intesa SpA............................................        3,935         20,597
                       Banca Monte dei Paschi di Siena SpA.........................        4,030         19,221
                       Banca Nazionale del Lavoro SpA+.............................        5,695         20,207
                       Banca Popolare di Milano SpA................................        1,183         14,548
                       Banche Popolari Unite Scpa..................................          341          7,997
                       Banco Popolare di Verona e Novara Scrl......................        4,262         97,883
                       Benetton Group SpA..........................................        1,455         17,610
                       Capitlia SpA................................................        1,708         11,031
                       Enel SpA....................................................       13,248        112,125
                       Eni SpA.....................................................       79,253      2,396,050
                       Fiat SpA+...................................................        4,397         43,118
                       Finmeccanica SpA............................................        4,976        108,415
                       IntesaBci SpA...............................................       42,581        242,283
                       Italcementi SpA.............................................        1,055         20,114
                       Luxottica Group SpA.........................................        1,894         49,482
                       Mediaset SpA................................................        4,703         55,034
                       Mediobanca SpA..............................................        2,600         49,855

---------------------
    186

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ITALY (continued)
                       Mediolanum SpA..............................................        1,516   $     11,707
                       Pirelli & C. SpA............................................       39,301         38,181
                       Riunione Adriatica di Sicurta SpA...........................        2,216         57,221
                       Sanpaolo IMI SpA............................................       17,539        285,375
                       Seat Pagine Gialle SpA+.....................................       22,272         11,610
                       Snam Rete Gas SpA...........................................        1,935          8,388
                       Telecom Italia RNC..........................................       91,256        215,126
                       Telecom Italia SpA..........................................      159,374        447,846
                       Tiscali SpA+................................................        1,975          6,276
                       UniCredito Italiano SpA.....................................       53,191        379,731
                                                                                                   -------------
                                                                                                      5,186,658
                                                                                                   -------------
                       JAPAN -- 27.8%
                       77 Bank, Ltd................................................       17,000        128,110
                       Acom Co., Ltd...............................................        4,030        230,865
                       Advantest Corp..............................................        4,600        564,682
                       Aeon Credit Service Co......................................        1,100         98,461
                       AIFUL Corp..................................................        3,550        239,683
                       Ajinomoto Co., Inc..........................................       28,000        290,729
                       ALPS Electric Co., Ltd......................................        7,000         98,819
                       AMADA Co., Ltd..............................................       13,000        117,804
                       Asahi Breweries, Ltd........................................       16,400        205,795
                       Asahi Glass Co., Ltd........................................       54,200        783,626
                       Asahi Kasei Corp............................................       50,000        340,565
                       Asatsu-DK, Inc..............................................        1,100         35,165
                       Bank of Fukuoka, Ltd........................................       29,000        249,444
                       Bank Of Kyoto, Ltd..........................................       14,000        167,205
                       Bank of Yokohama, Ltd.......................................       60,000        485,913
                       Benesse Corp. (Education)...................................        2,200         79,144
                       Bridgestone Corp............................................       42,400        862,060
                       Canon, Inc..................................................       34,600      2,088,300
                       Casio Computer Co., Ltd.....................................       15,600        273,953
                       Central Japan Railway Co....................................           63        644,474
                       Chiba Bank, Ltd.............................................       35,000        316,568
                       Chiyoda Corp................................................        9,000        231,704
                       Chubu Electric Power Co., Inc...............................       20,300        495,797
                       Chugai Pharmaceutical Co., Ltd.+............................       10,505        213,136
                       Citizen Watch Co., Ltd......................................       17,200        152,785
                       Coca Cola West Japan........................................          600         13,299
                       Comsys Holdings Corp........................................        8,000        119,688
                       Credit Saison Co., Ltd......................................        7,700        345,271
                       CSK Corp....................................................        4,200        191,194
                       Dai Nippon Printing Co., Ltd................................       18,400        331,751
                       Daicel Chemical Industries, Ltd.............................        8,000         64,857
                       Daiichi Sankyo Co., Ltd.+...................................       31,700        656,673
                       Daikin Industries, Ltd......................................       13,400        439,794
                       Daimaru, Inc................................................       11,000        171,041
                       Dainippon Ink & Chemicals, Inc..............................       26,000        113,039
                       Daito Trust Construction Co., Ltd...........................        6,800        318,827
                       Daiwa Bank Holdings, Inc.+..................................          188        738,826
                       Daiwa House Industry Co., Ltd...............................       36,400        611,295
                       Daiwa Securities Group, Inc.................................      150,000      1,760,795
                       Denki Kagaku Kogyo Kabushiki Kaisha.........................       17,000         77,533
                       Denso Corp..................................................       30,309      1,067,100
                       Dowa Mining Co., Ltd........................................       23,000        269,596
                       East Japan Railway Co.......................................          147      1,021,312
                       Ebara Corp..................................................       15,600         89,633
                       Eisai Co., Ltd..............................................       13,000        555,219
                       FamilyMart Co., Ltd.........................................        2,400         80,406
                       Fanuc, Ltd..................................................        8,200        722,101

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Fast Retailing Co., Ltd.....................................        4,000   $    361,792
                       Fuji Electric Holdings Co., Ltd.............................        7,000         38,251
                       Fuji Photo Film Co., Ltd....................................       19,600        671,685
                       Fuji Soft ABC, Inc..........................................        2,000         66,834
                       Fuji Television Network, Inc................................           18         44,960
                       Fujikura, Ltd...............................................       11,000        108,776
                       Fujitsu, Ltd................................................       75,400        664,623
                       Furukawa Electric Co., Ltd.+................................       26,600        238,097
                       Hankyu Department Stores, Inc...............................        4,000         38,737
                       Hirose Electric Co., Ltd....................................        2,500        379,566
                       Hitachi Construction Machinery Co., Ltd.....................        1,400         38,668
                       Hitachi, Ltd................................................      146,800      1,034,940
                       Hokkaido Electric Power Co., Ltd............................        1,000         22,378
                       Hokuhoku Financial Group, Inc...............................       58,000        274,413
                       Honda Motor Co., Ltd........................................       42,352      2,404,538
                       Hoya Corp...................................................       19,700        789,310
                       Ibiden Co., Ltd.............................................        4,900        274,856
                       Index Corp..................................................           54        111,402
                       Inpex Corp..................................................           14        143,216
                       Isetan Co., Ltd.............................................        7,000        153,063
                       Ishikawajima-Harima Heavy Industries Co., Ltd.+.............       45,000        147,308
                       Ito En, Ltd.................................................          900         61,609
                       Itochu Corp.................................................       61,000        517,932
                       Itochu Technology-Science Corp..............................        1,700         72,895
                       Japan Airlines Systems Corp.................................       37,000        103,141
                       Japan Real Estate Investment Corp...........................           27        230,169
                       Japan Retail Fund Investment Corp...........................           24        201,117
                       Japan Tobacco, Inc..........................................           39        605,089
                       JFE Holdings, Inc...........................................       16,800        602,941
                       JGC Corp....................................................       12,000        254,721
                       Joyo Bank, Ltd..............................................       38,000        252,999
                       JSR Corp....................................................        6,000        178,509
                       Jusco Co., Ltd..............................................       17,600        463,612
                       Kajima Corp.................................................       55,800        366,752
                       Kamigumi Co., Ltd...........................................        1,000          8,823
                       Kaneka Corp.................................................       10,000        131,623
                       Kansai Electric Power Co., Inc..............................       34,300        770,474
                       Kao Corp....................................................       28,800        829,837
                       Kawasaki Heavy Industries, Ltd..............................       46,000        173,326
                       Kawasaki Kisen Kaisha, Ltd..................................        3,000         19,283
                       Keihin Electric Express Railway Co., Ltd....................       17,000        131,009
                       Keio Teito Electric Railway Co., Ltd........................        7,000         42,726
                       Keyence Corp................................................        2,500        687,311
                       Kikkoman Corp...............................................        5,000         50,168
                       Kinden Corp.................................................        1,000          8,772
                       Kinki Nippon Railway Co., Ltd...............................       67,500        276,203
                       Kirin Brewery Co., Ltd......................................       40,800        509,196
                       Kobe Steel, Ltd.............................................       84,000        287,865
                       Kokuyo Co., Ltd.............................................        2,000         29,666
                       Komatsu, Ltd................................................       47,800        882,205
                       Konami Co., Ltd.............................................        5,800        131,273
                       Konica Corp.................................................       24,500        274,647
                       Koyo Seiko Co., Ltd.........................................        1,000         19,053
                       Kubota Corp.................................................       65,000        619,496
                       Kuraray Co., Ltd............................................       14,000        165,057
                       Kurita Water Industries, Ltd................................        3,000         70,202
                       Kyocera Corp................................................        7,400        659,222
                       Kyowa Hakko Kogyo Co., Ltd..................................           16            128
                       Kyushu Electric Power Co., Inc..............................       10,200        232,164
                       Lawson, Inc.................................................        2,200         87,396

---------------------
    188

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Leopalace21 Corp............................................        8,900   $    323,967
                       Mabuchi Motor Co., Ltd......................................        1,300         69,707
                       Marubeni Corp...............................................       59,200        315,922
                       Marui Co., Ltd..............................................       17,500        321,491
                       Matsushita Electric Industrial Co., Ltd.....................       90,000      1,956,438
                       Matsushita Electric Works, Ltd..............................       14,000        157,061
                       Meiji Dairies Corp..........................................        8,000         40,646
                       Meiji Seika Kaisha, Ltd.....................................       10,000         52,086
                       Meitec Corp.................................................        1,000         34,952
                       Millea Holdings, Inc........................................           59      1,131,665
                       Minebea Co., Ltd............................................       16,000         95,887
                       Mitsubishi Chemical Holdings Corp.+.........................       35,500        226,972
                       Mitsubishi Corp.............................................       54,200      1,265,999
                       Mitsubishi Electric Corp....................................       92,800        755,501
                       Mitsubishi Estate Co., Ltd..................................       89,000      2,067,474
                       Mitsubishi Heavy Industries, Ltd............................      156,400        707,970
                       Mitsubishi Logistics Corp...................................        3,000         51,277
                       Mitsubishi Materials Corp...................................       82,000        424,313
                       Mitsubishi Rayon Co., Ltd...................................       19,000        128,605
                       Mitsubishi Tokyo Financial Group, Inc.......................          323      4,653,425
                       Mitsui & Co., Ltd...........................................       65,600        943,414
                       Mitsui Chemicals, Inc.......................................       21,000        158,791
                       Mitsui Fudosan Co., Ltd.....................................       64,000      1,347,598
                       Mitsui Marine & Fire Co., Ltd...............................       48,000        589,233
                       Mitsui Mining & Smelting Co., Ltd...........................       46,000        363,906
                       Mitsui O.S.K. Lines, Ltd....................................        5,000         45,309
                       Mitsui Trust Holdings, Inc..................................       27,518        406,536
                       Mitsukoshi, Ltd.............................................       15,000         93,474
                       Mizuho Financial Group, Inc.................................          386      3,158,945
                       Murata Manufacturing Co., Ltd...............................        9,800        710,115
                       Namco Bandai Holdings, Inc.+................................        3,000         45,062
                       NEC Corp....................................................       97,800        633,630
                       NEC Electronics Corp........................................        2,000         65,811
                       Net One Systems Co., Ltd....................................           33         77,081
                       NGK Insulators, Ltd.........................................       17,400        275,006
                       NGK Spark Plug Co., Ltd.....................................       10,000        249,776
                       Nidec Corp..................................................        5,000        458,207
                       Nikko Securities Co., Ltd...................................       26,500        421,090
                       Nikon Corp..................................................       12,000        205,618
                       Nintendo Co., Ltd...........................................        6,300        864,132
                       Nippon Building Fund, Inc...................................           32        283,705
                       Nippon Electric Glass Co., Ltd..............................        9,000        237,074
                       Nippon Express Co., Ltd.....................................       35,400        215,771
                       Nippon Meat Packers, Inc....................................       12,400        129,491
                       Nippon Mining Holdings, Inc.................................       21,000        172,397
                       Nippon Mitsubishi Oil Corp..................................       68,200        541,274
                       Nippon Sheet Glass Co., Ltd.................................       18,000         79,945
                       Nippon Steel Corp...........................................      220,000        813,947
                       Nippon Telegraph & Telephone Corp...........................          325      1,507,182
                       Nippon Unipac Holding, Inc..................................           32        125,485
                       Nippon Yusen Kabushiki Kaisha...............................       50,000        369,549
                       Nishi-Nippon City Bank, Ltd.................................       28,000        165,892
                       Nishimatsu Construction Co., Ltd............................        1,000          4,774
                       Nissan Chemical Industries, Ltd.............................        7,000        113,141
                       Nissan Motor Co., Ltd.......................................      126,200      1,420,093
                       Nisshin Seifun Group, Inc...................................        6,500         68,710
                       Nisshinbo Industries, Inc...................................        2,000         22,233
                       Nissin Food Products Co., Ltd...............................        3,200         91,658
                       Nitto Denko Corp............................................        9,400        795,721
                       Nomura Research Institute, Ltd..............................        1,400        162,312

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Nomura Securities Co., Ltd..................................       90,500   $  1,766,719
                       NSK, Ltd....................................................       31,000        229,649
                       NTN Corp....................................................       22,000        174,980
                       NTT Data Corp...............................................           81        402,566
                       NTT DoCoMo, Inc.............................................          375        607,391
                       Obayashi Corp...............................................       38,000        305,477
                       OBIC Co., Ltd...............................................          400         93,398
                       Oji Paper Co., Ltd..........................................       44,800        261,609
                       Oki Electric Industry Co., Ltd..............................       25,000         88,018
                       Okumura Corp................................................       11,000         65,547
                       Olympus Optical Co., Ltd....................................        5,000        132,134
                       Omron Corp..................................................        9,800        230,996
                       Onward Kashiyama Co., Ltd...................................        6,000        112,271
                       Oracle Corp. Japan..........................................        1,800         90,380
                       Oriental Land Co., Ltd......................................        3,000        176,463
                       Orix Corp...................................................        6,000      1,552,363
                       Osaka Gas Co., Ltd..........................................       99,200        356,868
                       Pioneer Corp................................................        6,751         95,132
                       Promise Co., Ltd............................................        5,000        289,843
                       Ricoh Co., Ltd..............................................       28,000        480,968
                       Rohm Co., Ltd...............................................        6,500        702,613
                       Sanden Corp.................................................        1,000          4,527
                       Sanken Electric Co., Ltd....................................        7,000        122,331
                       Sanyo Electric Co., Ltd.....................................       71,000        179,157
                       Sapporo Breweries, Ltd......................................        8,000         44,465
                       SECOM Co., Ltd..............................................        6,000        310,473
                       Seiko Epson Corp............................................        4,900        120,928
                       Sekisui Chemical Co., Ltd...................................       20,000        155,322
                       Sekisui House, Ltd..........................................       42,400        660,732
                       Seven & I Holdings Co., Ltd.+...............................       32,300      1,365,739
                       Sharp Corp..................................................       37,800        691,198
                       Shimachu Co., Ltd...........................................        2,400         73,245
                       Shimamura Co., Ltd..........................................          900        114,164
                       Shimano, Inc................................................        4,700        134,623
                       Shimizu Corp................................................       40,000        315,758
                       Shin-Etsu Chemical Co., Ltd.................................       17,448        992,099
                       Shinsei Bank................................................       50,000        333,319
                       Shionogi & Co., Ltd.........................................       15,000        226,461
                       Shiseido Co., Ltd...........................................       14,600        280,039
                       Shizuoka Bank, Ltd..........................................       30,000        306,381
                       Showa Denko K.K.............................................       26,000        114,147
                       Showa Shell Sekiyu K.K......................................        8,000         93,636
                       Skylark Co., Ltd............................................        5,000         79,579
                       SMC Corp....................................................        2,900        444,252
                       Softbank Corp...............................................       47,100      1,585,994
                       Sompo Japan Insurance, Inc..................................       34,000        483,458
                       Sony Corp...................................................       31,847      1,547,486
                       Stanley Electric Co., Ltd...................................        3,100         64,746
                       Sumitomo Bakelite Co., Ltd..................................        6,000         54,320
                       Sumitomo Chemical Co., Ltd..................................       55,400        426,935
                       Sumitomo Corp...............................................       40,400        552,764
                       Sumitomo Electric Industries, Ltd...........................       29,200        484,157
                       Sumitomo Heavy Industries, Ltd..............................       19,000        169,422
                       Sumitomo Metal Industries, Ltd..............................      131,000        531,572
                       Sumitomo Metal Mining Co., Ltd..............................       43,400        583,082
                       Sumitomo Mitsui Financial Group, Ltd........................          186      2,172,286
                       Sumitomo Realty & Development Co., Ltd......................       38,000        861,685
                       Sumitomo Trust & Banking Co., Ltd...........................       61,000        671,335
                       T&D Holdings, Inc...........................................        9,150        652,875
                       Taiheiyo Cement Corp........................................       26,000        105,281

---------------------
    190

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Taisei Corp.................................................       55,000   $    280,380
                       Taisho Pharmaceutical Co., Ltd..............................        5,412        104,498
                       Taiyo Yuden Co., Ltd........................................        4,000         65,607
                       Takara Holdings, Inc........................................        5,000         30,135
                       Takashimaya Co., Ltd........................................       16,000        250,424
                       Takeda Chemical Industries, Ltd.............................       44,001      2,490,658
                       Takefuji Corp...............................................        3,530        212,453
                       TDK Corp....................................................        5,200        376,352
                       Teijin, Ltd.................................................       35,800        244,150
                       Teikoku Oil Co., Ltd........................................        4,000         58,105
                       Terumo Corp.................................................        8,300        237,032
                       THK Co., Ltd................................................        1,700         53,766
                       TIS, Inc....................................................        2,002         64,341
                       Tobu Railway Co., Ltd.......................................       36,200        182,998
                       Toho Co., Ltd...............................................        3,000         62,018
                       Tohoku Electric Power Co., Inc..............................       19,900        428,349
                       Tokyo Broadcasting System, Inc..............................        4,000        106,730
                       Tokyo Corp..................................................       41,000        286,603
                       Tokyo Electric Power Co., Inc...............................       49,900      1,254,891
                       Tokyo Electron, Ltd.........................................        9,900        758,714
                       Tokyo Gas Co., Ltd..........................................      104,400        485,043
                       Tokyo Tatemono Co., Ltd.....................................       14,000        133,788
                       TonenGeneral Sekiyu K.K.....................................       14,000        143,097
                       Toppan Printing Co., Ltd....................................       17,200        232,549
                       Toray Industries, Inc.......................................       49,100        410,196
                       Toshiba Corp................................................      147,000        941,111
                       Tosoh Corp..................................................       19,000         96,697
                       Tostem Inax Holding Corp....................................       10,800        226,947
                       Toto, Ltd...................................................       22,200        198,713
                       Toyo Seikan Kaisha, Ltd.....................................        8,000        142,534
                       Toyobo Co., Ltd.............................................        3,000          9,897
                       Toyoda Gosei Co., Ltd.......................................          600         11,866
                       Toyota Industries Corp......................................        4,150        150,356
                       Toyota Motor Corp...........................................      137,100      7,105,989
                       Trend Micro, Inc............................................        6,000        199,991
                       Uni-Charm Corp..............................................        1,500         70,841
                       Uniden Corp.................................................        3,000         66,110
                       UNY Co., Ltd................................................        5,000         78,300
                       Ushio, Inc..................................................        2,000         51,063
                       USS Co., Ltd................................................        1,000         63,680
                       Wacoal Corp.................................................        3,000         41,712
                       West Japan Railway Co.......................................           15         61,762
                       Yahoo Japan Corp............................................          483        654,678
                       Yakult Honsha Co., Ltd......................................        4,000         87,464
                       Yamada Denki Co., Ltd.......................................        4,600        592,916
                       Yamaha Corp.................................................        5,000         87,592
                       Yamaha Motor Co., Ltd.......................................        2,000         51,319
                       Yamanouchi Pharmaceutical Co., Ltd..........................       24,201      1,000,595
                       Yamato Transport Co., Ltd...................................       12,000        207,152
                       Yamazaki Baking Co., Ltd....................................        4,000         31,474
                       Yokogawa Electric Corp......................................        9,800        185,883
                                                                                                   -------------
                                                                                                    119,079,384
                                                                                                   -------------
                       LUXEMBOURG -- 0.1%
                       Arcelor.....................................................       13,880        487,435
                                                                                                   -------------
                       MEXICO -- 0.5%
                       Alfa SA, Class A............................................        7,000         39,729
                       America Movil SA de CV......................................      396,000        669,515
                       Cemex SA de CV..............................................       64,000        421,598

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MEXICO (continued)
                       Coca Cola Femsa SA..........................................        4,000   $     12,023
                       Corporacion GEO, SA de CV, Class B+.........................        8,000         27,549
                       Fomento Economico Mexicano SA de CV.........................       14,000        109,967
                       Grupo Carso SA de CV........................................       16,000         43,987
                       Grupo Financiero Banorte SA de CV, Class O..................       28,000         66,785
                       Grupo Mexico SA, Class B....................................       23,000         64,553
                       Grupo Modelo SA.............................................       12,000         44,370
                       Grupo Televisa SA...........................................       46,000        191,676
                       Kimberly-Clark de Mexico SA de CV, Class A..................       11,000         39,956
                       Telefonos de Mexico SA de CV................................      266,000        315,954
                       Urbi Desarrollo Urbanos SA de CV+...........................        2,000         14,742
                       Wal-Mart de Mexico SA de CV, Series V.......................       40,000        233,153
                                                                                                   -------------
                                                                                                      2,295,557
                                                                                                   -------------
                       NETHERLANDS -- 2.7%
                       ABN AMRO Holding NV.........................................       61,458      1,706,453
                       Aegon NV....................................................       69,144      1,117,470
                       Akzo Nobel NV...............................................        7,552        365,604
                       ASML Holding NV+............................................       16,913        381,236
                       Corio NV....................................................        2,558        150,444
                       DSM NV......................................................        4,163        186,260
                       Euronext NV.................................................        3,052        187,843
                       European Aeronautic Defense and Space Co. NV+...............        7,939        311,118
                       Hagemeyer NV+...............................................        2,229          7,936
                       Heineken NV.................................................       17,551        617,419
                       ING Groep NV................................................       65,319      2,331,166
                       Koninklijke KPN NV..........................................       53,960        521,277
                       Koninklijke Philips Electronics NV..........................       27,193        917,950
                       Numico Kon NV+..............................................        6,594        299,675
                       OCE NV......................................................        2,867         50,585
                       Reed Elsevier NV............................................       12,657        177,948
                       Rodamco Europe NV...........................................        2,100        181,434
                       TPG NV......................................................       21,028        690,420
                       Unilever NV.................................................       15,106      1,060,062
                       VNU NV......................................................        4,767        159,703
                       Wereldhave NV...............................................        1,042        107,563
                       Wolters Kluwer NV...........................................        6,673        147,740
                                                                                                   -------------
                                                                                                     11,677,306
                                                                                                   -------------
                       NEW ZEALAND -- 0.0%
                       Carter Holt Harvey, Ltd.....................................       35,241         62,422
                                                                                                   -------------
                       NORWAY -- 0.4%
                       Den Norske Bank ASA.........................................        8,148         91,247
                       Frontline, Ltd..............................................          950         37,771
                       Norsk Hydro ASA, Class B....................................        4,467        548,253
                       Orkla ASA...................................................        5,900        235,021
                       Statoil ASA.................................................       18,800        517,151
                       Tandberg Television ASA+....................................        2,500         35,982
                       Tanderg ASA.................................................        5,000         30,890
                       Telenor ASA.................................................       22,400        224,754
                       Yara International ASA......................................        5,867         86,868
                                                                                                   -------------
                                                                                                      1,807,937
                                                                                                   -------------
                       POLAND -- 0.5%
                       Agora SA....................................................        2,900         58,707
                       Bank BPH....................................................          700        171,293
                       Bank Pekao SA...............................................        6,200        345,796
                       Bank Zachodni WBK SA........................................        2,000         95,340
                       Grupa Kety SA...............................................          100          3,972
                       KGHM Polska Miedz SA........................................       10,000        231,993

---------------------
    192

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       POLAND (continued)
                       Polski Koncern Naftowy Orlen SA.............................       23,500   $    476,475
                       Powszechna Kasa Oszczednosci Bank Polski SA.................       29,400        295,247
                       Prokom Software SA..........................................          900         40,615
                       Telekomunikacja Polska SA...................................       54,400        399,358
                                                                                                   -------------
                                                                                                      2,118,796
                                                                                                   -------------
                       PORTUGAL -- 0.1%
                       Banco Comercial Portugues SA................................       55,624        162,895
                       Brisa-Auto Estrada de Portugal SA...........................       13,263        115,878
                       Electricidade de Portugal SA................................       14,706         48,428
                       Portugal Telecom SGPS SA....................................       20,599        206,755
                       PT Multimedia-Servicos de Telecommunicacoes e Multimedia
                         SGPS SA...................................................        1,636         19,263
                                                                                                   -------------
                                                                                                        553,219
                                                                                                   -------------
                       RUSSIA -- 1.1%
                       A.O. Tatneft Sponsored ADR..................................        4,100        352,600
                       LUKOIL Sponsored ADR........................................       32,800      2,509,200
                       MMC Norilsk Nickel ADR......................................        5,000        447,500
                       Mobile Telesystems ADR......................................        8,400        314,832
                       OAO Gazprom Sponsored ADR...................................        1,243        106,401
                       OAO Gazprom GDR.............................................        2,786        238,482
                       Surgutneftegaz-SP Sponsored ADR.............................        9,100        625,170
                       Vimpel-Communications ADR+..................................       10,000        468,000
                                                                                                   -------------
                                                                                                      5,062,185
                                                                                                   -------------
                       SINGAPORE -- 1.3%
                       Ascendas Real Estate Investment Trust.......................       51,000         68,541
                       CapitaLand, Ltd.............................................       68,000        166,007
                       CapitaMall Trust............................................       44,000         65,101
                       Chartered Semiconductor Manufacturing, Ltd.+................       68,000         58,689
                       City Developments, Ltd......................................       37,977        200,175
                       ComfortDelGro Corp., Ltd....................................      116,465        122,058
                       Creative Technology, Ltd....................................        3,703         30,590
                       Cycle & Carriage, Ltd.......................................        8,025         56,399
                       DBS Group Holdings, Ltd.....................................       71,929        727,227
                       Fraser & Neave, Ltd.........................................       11,000        127,489
                       Keppel Corp., Ltd...........................................       35,000        282,658
                       Keppel Land, Ltd............................................       25,000         58,566
                       Neptune Orient Lines, Ltd...................................       32,000         49,121
                       Overseas Union Enterprise, Ltd..............................        3,735         25,328
                       Overseas-Chinese Banking Corp., Ltd.........................      136,888        573,848
                       Parkway Holdings, Ltd.......................................       43,000         62,296
                       SembCorp Industries, Ltd....................................       56,370        102,864
                       SembCorp Marine.............................................       38,000         69,576
                       Singapore Airlines, Ltd.....................................       33,000        288,885
                       Singapore Exchange, Ltd.....................................       52,997        103,243
                       Singapore Land, Ltd.........................................       11,000         40,688
                       Singapore Post, Ltd.........................................       90,000         64,916
                       Singapore Press Holdings, Ltd...............................      101,936        270,221
                       Singapore Technologies Engineering, Ltd.....................       85,472        157,550
                       Singapore Telecommunications, Ltd...........................      435,550        682,015
                       St Assembly Test Services, Ltd.+............................       67,000         47,087
                       United Overseas Bank, Ltd...................................       76,044        679,760
                       United Overseas Land, Ltd...................................       35,308         60,512
                       Venture Corp., Ltd..........................................       14,506        119,833
                                                                                                   -------------
                                                                                                      5,361,243
                                                                                                   -------------
                       SOUTH AFRICA -- 0.5%
                       Anglo American Platinum Corp., Ltd..........................        2,100        174,668
                       Anglogold, Ltd..............................................        4,200        257,150
                       Gold Fields, Ltd............................................       11,700        274,181
                       Harmony Gold Mining Co., Ltd.+..............................       10,600        193,737

                                                           ---------------------
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

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SOUTH AFRICA (continued)
                       Impala Platinum Holdings, Ltd...............................        2,000   $    346,563
                       Kumba Resources, Ltd........................................        1,900         36,216
                       Mittal Steel South Africa, Ltd..............................        6,400         74,884
                       Nampak, Ltd.................................................       16,300         45,730
                       Pretoria Portland Cement Co., Ltd...........................          400         22,048
                       Sappi, Ltd..................................................        6,400         85,552
                       Sasol, Ltd..................................................       18,200        747,883
                                                                                                   -------------
                                                                                                      2,258,612
                                                                                                   -------------
                       SPAIN -- 2.4%
                       Acciona SA..................................................          859        107,304
                       Acerinox, S.A...............................................        5,115         82,169
                       ACS Actividades de Construccion y Services, SA..............        7,495        260,931
                       Altadis SA..................................................       16,621        690,939
                       Antena 3 de Television SA...................................        1,528         41,387
                       Autopistas, Concesionaria Espanola SA.......................       15,483        411,842
                       Banco Bilbao Vizcaya Argentaria SA..........................       77,639      1,567,981
                       Banco Popular Espanol SA....................................       21,550        269,721
                       Banco Santander Central Hispano SA..........................      108,743      1,564,526
                       Cintra Conces de Infraestructuras de Transporte SA+.........        6,915         90,162
                       Endesa SA...................................................       17,444        502,370
                       Fomento de Construcciones y Contratas SA....................          943         60,789
                       Gas Natural SDG, SA.........................................       23,519        679,611
                       Grupo Ferrovial SA..........................................        1,914        149,549
                       Iberdrola SA................................................       14,887        423,847
                       Indra Sistemas SA...........................................        1,620         31,319
                       Industria de Diseno Textil, SA..............................        5,838        200,549
                       Metrovacesa SA..............................................          727         49,913
                       Repsol YPF SA...............................................       24,644        668,098
                       Sociedad General de Aguas de Barcelona SA, Class A..........        5,788        142,143
                       Telefonica SA...............................................      129,422      1,975,274
                       Union Fenosa SA.............................................        3,515        132,409
                       Vallehermoso SA.............................................        2,122         54,072
                                                                                                   -------------
                                                                                                     10,156,905
                                                                                                   -------------
                       SWEDEN -- 1.6%
                       Alfa Laval AB...............................................          600         12,957
                       Assa Abloy AB, Class B......................................        9,773        157,648
                       Atlas Copco AB, Class A.....................................       10,755        252,797
                       Atlas Copco AB, Class B.....................................        7,155        151,691
                       Electrolux AB, Class B......................................        6,100        163,061
                       Eniro AB....................................................        3,200         41,717
                       Fabege AB...................................................        1,300         25,592
                       Getinge AB..................................................        4,600         72,082
                       Hennes & Mauritz AB, Class B................................        9,600        353,327
                       Holmen AB, Class B..........................................        1,750         64,985
                       Modern Times Group AB, Class B+.............................        1,000         48,722
                       Nordea AB...................................................       80,226        863,628
                       Sandvik AB..................................................        6,054        298,152
                       Scania AB, Series B.........................................        3,000        118,513
                       Skandia Forsakrings AB......................................       16,669        115,237
                       Skandinaviska Enskilda Banken AB, Class A...................       13,777        307,502
                       Skanska AB, Class B.........................................       11,413        177,339
                       SKF AB, Class B.............................................        8,252        115,726
                       SSAB Svenskt Stal AB, Class A...............................        1,050         45,558
                       Svenska Cellulosa AB, Class B...............................        5,477        228,265
                       Svenska Handelsbanken AB, Class A...........................       22,410        551,832
                       Swedish Match AB............................................        8,700        109,694
                       Tele2 AB....................................................        4,400         47,366
                       Telefonaktiebolaget LM Ericsson, Class B....................      482,314      1,740,220
                       TeliaSonera AB..............................................       46,389        263,890

---------------------
    194

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       Volvo AB, Class A...........................................        3,065   $    145,297
                       Volvo AB, Class B...........................................        6,415        314,241
                       Wihlborgs Fastigheter AB+...................................          260          6,745
                       WM-data AB, Class B.........................................        7,175         24,660
                                                                                                   -------------
                                                                                                      6,818,444
                                                                                                   -------------
                       SWITZERLAND -- 5.4%
                       ABB, Ltd....................................................       55,857        607,308
                       Ciba Specialty Chemicals AG.................................        1,930        122,583
                       Clariant AG+................................................        6,356         95,953
                       Compagnie Financiere Richemont AG, A........................       12,291        559,053
                       Credit Suisse Group.........................................       27,508      1,606,220
                       Geberit AG..................................................          131        119,170
                       Givaudan SA.................................................          198        140,859
                       Holcim, Ltd.+...............................................        5,342        404,270
                       Kudelski SA+................................................        1,252         39,711
                       Logitech International SA+..................................        2,694        114,529
                       Lonza Group AG..............................................        1,050         66,115
                       Nestle SA...................................................       15,802      4,635,105
                       Nobel Biocare AG............................................          965        218,898
                       Novartis AG.................................................       82,111      4,508,735
                       Roche Holding AG............................................       24,205      3,824,483
                       Serono SA...................................................          370        280,007
                       Straumann Holding AG........................................          443        106,466
                       Swatch Group AG.............................................        1,474         48,251
                       Swatch Group AG, Class B....................................          788        127,712
                       Swiss Re....................................................        2,641        196,353
                       Swisscom AG.................................................          588        180,638
                       Syngenta AG+................................................        3,012        382,846
                       UBS AG......................................................       39,541      4,299,111
                       Valora Holding AG +.........................................           50          9,621
                       Zurich Financial Services AG+...............................        1,893        414,596
                                                                                                   -------------
                                                                                                     23,108,593
                                                                                                   -------------
                       THAILAND -- 0.4%
                       Advance Agro, PCL+..........................................          660            462
                       Advanced Info Service, PCL..................................       54,800        144,988
                       Airports Of Thailand, PCL...................................       31,500         41,671
                       Bangkok Bank, PCL...........................................       21,900         64,130
                       Bangkok Bank, PCL (Foreign Registered)......................       60,900        193,979
                       Banpu Public Co., Ltd.......................................        9,600         34,277
                       CMIC Finance & Securities, PCL, Class F+(1)(3)..............        6,700              0
                       Finance One, PCL+(1)(3).....................................       37,700              0
                       General Finance & Securities, PCL+(1)(3)....................        7,650              0
                       Hana Microelectronics, PCL..................................       41,000         29,226
                       Italian-Thai Development, PCL...............................       73,100         16,336
                       Kasikornbank, PCL...........................................       33,100         57,391
                       Kasikornbank, PCL (Foreign Registered)......................       85,400        157,945
                       Krung Thai Bank, PCL........................................      205,300         63,810
                       Land & House, PCL...........................................      109,100         26,764
                       Land & House, PCL (Foreign Registered)......................      141,332         35,946
                       National Finance, PCL.......................................       48,700         18,890
                       PTT Chemical, PCL...........................................       19,900         44,472
                       PTT Public Co., Ltd.........................................       56,000        376,882
                       Ratchaburi Electricity Generating Holding, PCL..............       24,400         25,541
                       Shin Corp...................................................      103,500        128,278
                       Siam Cement, PCL............................................        9,700         61,295
                       Siam Cement, PCL (Foreign Registered).......................       22,000        152,582
                       Siam City Cement, PCL.......................................        2,400         23,057
                       Siam Commercial Bank, PCL...................................       58,400         89,258
                       Telecomasia Corp., PCL......................................      122,200         36,098

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       THAILAND (continued)
                       Thai Airways International, PLC.............................       37,400   $     38,668
                       Tisco Finance Public Co., Ltd...............................       24,400         17,549
                       Univest Land, PCL+(1)(3)....................................       22,500              0
                                                                                                   -------------
                                                                                                      1,879,495
                                                                                                   -------------
                       TURKEY -- 1.1%
                       Akbank TAS..................................................       81,016        705,554
                       Anadolou Efes Biracilik ve Malt Sanayii AS..................        2,284         78,267
                       Arcelik AS..................................................       19,421        182,371
                       Dogan Sirketler Gruby Holding AS+...........................       42,026        167,086
                       Dogan Yayin Holding AS+.....................................       25,997        122,061
                       Eregli Demir Celik Fabrikalari TAS..........................       45,474        316,820
                       Ford Otomotiv Sanayi AS.....................................       11,817        109,176
                       Haci Omer Sabanci Holdings AS...............................       47,355        365,786
                       Hurriyet Gazetecilik ve Matbaacilik AS......................       14,771         61,523
                       Koc Holding AS..............................................       33,877        187,279
                       Migros Turk TAS.............................................       13,632        150,721
                       Trakya Cam Sanayii AS.......................................        4,906         20,248
                       Tupras-Turkiye Petrol Rafinerileri AS.......................       13,983        291,202
                       Turk Hava Yollari Anonim Ortakligi..........................        5,130         32,050
                       Turk Sise ve Cam Fabrikalari AS.............................       14,628         57,050
                       Turkcell Iletisim Hizmetleri AS.............................       47,267        323,943
                       Turkiye Garanti Bankasi AS+.................................      123,142        568,850
                       Turkiye Is Bankasi..........................................       86,243        783,730
                       Yapi Ve Kredi Bankasi AS+...................................       41,292        229,834
                                                                                                   -------------
                                                                                                      4,753,551
                                                                                                   -------------
                       UNITED KINGDOM -- 16.5%
                       3I Group, PLC...............................................        4,341         70,817
                       Aegis Group, PLC............................................       22,662         51,201
                       Alliance Unichem, PLC.......................................        1,908         28,597
                       AMEC, PLC...................................................        6,831         45,814
                       Amvescap, PLC...............................................        5,193         47,439
                       Anglo American, PLC.........................................       38,262      1,470,270
                       ARM Holdings, PLC...........................................       28,313         66,739
                       Arriva, PLC.................................................        5,793         60,495
                       Associated British Ports Holdings, PLC......................       10,539        110,337
                       AstraZeneca, PLC............................................       51,269      2,482,668
                       Aviva, PLC..................................................       83,883      1,075,186
                       BAA, PLC....................................................       36,054        400,875
                       BAE Systems, PLC............................................       91,048        675,433
                       Barclays, PLC...............................................      170,670      1,824,766
                       Barratt Developments, PLC...................................        5,027         89,207
                       BBA Group, PLC..............................................       17,668         99,480
                       Bellway, PLC................................................        2,254         46,033
                       Berkeley Group Holdings, PLC+...............................        2,361         46,538
                       BG Group, PLC...............................................      102,796      1,161,250
                       BHP Billiton PLC............................................       67,152      1,240,626
                       BICC, PLC...................................................       14,755         95,941
                       BOC Group, PLC..............................................       13,830        364,625
                       Boots Group, PLC............................................       20,789        235,216
                       BP, PLC.....................................................      659,061      7,925,888
                       British Airways, PLC+.......................................       17,934        103,929
                       British American Tobacco, PLC...............................       49,512      1,115,996
                       British Land Co., PLC.......................................        7,953        162,565
                       British Sky Broadcasting Group, PLC.........................       22,914        198,113
                       BT Group, PLC...............................................      216,422        791,205
                       Bunzl, PLC..................................................       10,579        118,848
                       Burberry Group, PLC.........................................        5,860         44,931
                       Cable & Wireless, PLC.......................................       69,178        125,837
                       Cadbury Schweppes, PLC......................................       68,478        672,459

---------------------
    196

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Carnival, PLC...............................................        7,549   $    419,005
                       Centrica, PLC...............................................       75,393        357,776
                       Cobham, PLC.................................................       30,140         99,061
                       Compass Group, PLC..........................................       91,054        359,202
                       Corus Group, PLC............................................      123,271        152,961
                       Daily Mail & General Trust..................................        6,452         88,496
                       Diageo, PLC.................................................      112,146      1,668,881
                       Dixons Group PLC............................................       38,827        121,223
                       Electrocomponents, PLC......................................       18,594         99,236
                       EMAP, PLC...................................................        5,393         81,214
                       EMI Group, PLC..............................................       16,996         76,950
                       Enterprise Inns, PLC........................................       15,513        255,002
                       FirstGroup, PLC.............................................       13,609         97,992
                       FKI, PLC....................................................        5,356         12,196
                       Friends Provident, PLC......................................       63,935        228,618
                       George Wimpey, PLC..........................................        8,221         75,210
                       GKN, PLC....................................................       14,066         74,319
                       GlaxoSmithKline, PLC........................................      180,331      4,613,228
                       Grafton Group, PLC+.........................................        7,350         86,991
                       GUS, PLC....................................................       16,524        303,662
                       Hammerson, PLC+.............................................        4,373         81,219
                       Hanson, PLC.................................................       19,918        229,967
                       HBOS PLC....................................................       96,970      1,705,256
                       Hilton Group PLC............................................       70,260        455,285
                       HSBC Holdings, PLC..........................................      277,260      4,606,910
                       IMI, PLC....................................................       11,765        107,894
                       Imperial Chemical Industries, PLC...........................       32,903        213,504
                       Imperial Tobacco Group, PLC.................................       21,000        624,642
                       Intercontinental Hotels Group, PLC..........................       20,541        316,457
                       Invensys, PLC+..............................................       38,515         14,731
                       J Sainsbury, PLC............................................       36,918        197,688
                       Johnson Matthey, PLC........................................        6,103        158,190
                       Kesa Electricals, PLC.......................................        5,229         23,163
                       Kingfisher, PLC.............................................       23,473         99,176
                       Land Securities Group, PLC..................................        7,088        212,471
                       Legal & General Group, PLC..................................      210,729        469,545
                       Liberty International, PLC..................................        3,851         72,311
                       Lloyds TSB Group, PLC.......................................      134,401      1,218,210
                       Logica, PLC.................................................       21,506         69,440
                       Man Group, PLC..............................................        1,691         61,489
                       Marks & Spencer Group, PLC..................................       33,625        290,720
                       Meggitt, PLC................................................       14,094         90,890
                       MFI Furniture Group, PLC....................................        5,150          6,093
                       Misys, PLC..................................................       15,944         69,138
                       Mitchells & Butlers, PLC....................................       23,188        167,893
                       National Express Group, PLC.................................        5,132         79,795
                       National Grid, PLC..........................................      101,893      1,043,194
                       Next, PLC...................................................        5,284        162,906
                       Pearson, PLC................................................       16,488        213,538
                       Peninsular & Oriental Steam Navigation Co...................       26,788        259,962
                       Persimmon, PLC..............................................        5,658        126,524
                       Pilkington, PLC.............................................       49,676        137,863
                       Prudential, PLC.............................................       57,327        581,313
                       Punch Taverns, PLC..........................................       11,099        170,993
                       Rank Group, PLC.............................................       25,780        123,485
                       Reckitt & Benckiser, PLC....................................       34,465      1,131,841
                       Reed International, PLC.....................................       26,024        245,372
                       Reuters Group, PLC..........................................       30,563        238,283
                       Rexam, PLC..................................................       15,494        140,575
                       Rio Tinto, PLC..............................................       29,090      1,483,703

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Rolls-Royce Group, PLC+.....................................       52,496   $    405,314
                       Royal & Sun Alliance Insurance Group, PLC...................       85,776        191,507
                       Royal Bank of Scotland Group, PLC...........................       72,189      2,234,580
                       Royal Dutch Shell, PLC, Class A.............................      118,924      4,047,251
                       Royal Dutch Shell, PLC, Class B.............................       89,800      3,220,642
                       SABMiller, PLC..............................................       15,100        307,311
                       Sage Group, PLC.............................................       44,690        211,678
                       Scottish & Newcastle, PLC...................................        5,078         45,169
                       Scottish and Southern Energy, PLC...........................       31,936        607,343
                       Scottish Power, PLC.........................................       69,447        707,919
                       Severn Trent Water, PLC.....................................       16,398        334,311
                       Signet Group, PLC...........................................       31,223         56,518
                       Slough Estates, PLC+........................................        6,189         65,125
                       Smith & Nephew, PLC.........................................       18,747        186,098
                       Smiths Group, PLC...........................................       15,428        272,268
                       Stagecoach Group, PLC.......................................       23,616         47,054
                       Tate & Lyle, PLC............................................       23,753        243,398
                       Taylor Woodrow, PLC.........................................       12,296         85,311
                       Tesco, PLC..................................................      209,570      1,185,583
                       Tomkins, PLC................................................       26,214        143,052
                       Unilever, PLC...............................................      100,130      1,052,755
                       United Business Media, PLC..................................        5,845         67,745
                       United Utilities, PLC.......................................        2,516         30,302
                       Vodafone Group, PLC.........................................    1,580,933      3,318,724
                       Whitbread, PLC..............................................       11,322        214,007
                       William Hill, PLC...........................................       18,000        182,845
                       Wolseley, PLC...............................................       16,369        394,291
                       WPP Group, PLC..............................................       20,186        224,084
                       Yell Group, PLC.............................................       13,094        124,100
                       Yorkshire Water, PLC........................................       18,824        262,210
                                                                                                   -------------
                                                                                                     70,490,671
                                                                                                   -------------
                       UNITED STATES -- 0.3%
                       Polyus Gold Co. ADR(1)......................................        5,000        165,000
                       Surgutneftegaz-SP Sponsored Preferred ADR...................        4,400        470,800
                       Synthes, Inc................................................        2,049        245,377
                       Unified Energy System GDR...................................        5,386        262,837
                                                                                                   -------------
                                                                                                      1,144,014
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $277,933,051)......................                 380,331,223
                                                                                                   -------------

                       PREFERRED STOCK -- 1.3%
                       -----------------------------------------------------------------------------------------
                       BRAZIL -- 1.0%
                       Aracruz Celulose SA, Class B................................       12,993         50,515
                       Banco Bradesco SA...........................................       13,000        511,302
                       Banco Itau Holding Financeira SA............................       12,890        391,595
                       Caemi Mineracao e Metalurgica SA............................       50,000         89,738
                       Centrais Electricas Brasileiras SA, Class B.................    3,379,360         64,165
                       Cia De Bebidas das Americas.................................      502,588        206,738
                       Companhia Energetica de Minas Gerais........................    2,977,500        143,437
                       Companhia Vale do Rio Doce, Class A.........................       16,718        739,159
                       Contax Participacoes SA.....................................        6,033          8,400
                       Embraer -- Empresa Brasileira de Aeronautica SA.............       10,646        109,492
                       Embratel Participa SA+......................................    2,768,758          7,385
                       Gerdau SA...................................................        6,500        141,049
                       Klabin SA...................................................       13,500         26,304
                       Petroleo Brasileiro SA......................................       67,000      1,423,599
                       Sadia SA....................................................       15,000         50,181
                       Tele Centro Oeste Celular Participacoes SA..................        1,814         26,070

---------------------
    198

                                                                                                       VALUE
                       PREFERRED STOCK (CONTINUED)                                     SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       BRAZIL (continued)
                       Tele Centro Sul Participacoes SA............................    7,112,600   $     50,193
                       Tele Norte Leste Participacoes SA...........................        8,033        141,631
                       Telesp Celular Participacoes SA.............................        3,820         18,478
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............        2,700         88,263
                       Votorantim Celulos e Papel SA...............................        2,853         35,469
                                                                                                   -------------
                                                                                                      4,323,163
                                                                                                   -------------
                       GERMANY -- 0.2%
                       Fresenius Medical Care AG...................................          250         23,668
                       Henkel KGaA.................................................        2,616        292,961
                       Porsche AG..................................................          191        147,728
                       ProSiebenSat.1 Media AG.....................................        1,817         41,509
                       RWE AG......................................................          637         47,294
                       Volkswagen AG...............................................        3,101        133,620
                                                                                                   -------------
                                                                                                        686,780
                                                                                                   -------------
                       SWITZERLAND -- 0.0%
                       Schindler Holdings AG.......................................          274        118,841
                                                                                                   -------------
                       THAILAND -- 0.1%
                       PTT Exploration & Production PCL............................       18,300        268,883
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $3,077,336).....................                   5,397,667
                                                                                                   -------------

                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $281,010,387)...                 385,728,890
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 9.4%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.50% dated 01/31/06 to be repurchased
                         02/01/06 in the amount of $40,094,784 and collateralized
                         by $41,245,000 of United States Treasury Notes, bearing
                         interest at 3.06% due 04/13/06 having an approximate value
                         of $40,894,418 (cost $40,092,000)(2)......................  $40,092,000     40,092,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $321,102,387)@                  99.5%                              425,820,890
                       Other assets less liabilities --         0.5                                 2,283,922
                                                              ------                             -------------
                       NET ASSETS --                          100.0%                             $428,104,812
                                                              ======                             =============

              -----------------------------

               +  Non-income producing
              @  See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2
              (2) The security or a portion thereof represents collateral for open futures contracts.
              (3) Illiquid security
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

                                                           ---------------------

              OPEN FUTURE CONTRACTS
              ------------------------------------------------------------------

                                                                                                                     UNREALIZED
                       NUMBER OF                                                    VALUE AT      VALUE AS OF      APPRECIATION/
                       CONTRACTS            DESCRIPTION           EXPIRATION DATE  TRADE DATE   JANUARY 31, 2006   (DEPRECIATION)
                       ----------------------------------------------------------------------------------------------------------
                        97  Long   CAC40 10 Euro Future.........  March 2006        5,518,149       5,855,197        $  337,048
                        17  Long   DJ Euro Stoxx 50.............  March 2006          729,863         764,827            34,964
                        59  Long   FTSE 100 Index Future........  March 2006        5,793,494       6,021,795           228,301
                        64  Long   Hang Seng Index Future.......  February 2006     6,450,836       6,543,804            92,968
                        61  Long   MSCI Singapore Index           February 2006     2,132,979       2,159,884            26,906
                                     Future.....................
                       107  Long   MSCI Taiwan Index Future.....  February 2006     2,896,171       2,970,320            74,149
                        86  Long   OMXS30 Index Future..........  February 2006     1,057,882       1,088,114            30,233
                        96  Long   Topix Index Future...........  March 2006       13,160,139      14,039,375           879,236
                                                                                                                     ----------
                                                                                                                     $1,703,805
                                                                                                                     ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                    IN           DELIVERY   GROSS UNREALIZED
                       CONTRACT TO DELIVER     EXCHANGE FOR        DATE       APPRECIATION
                       ---------------------------------------------------------------------
                       *AUD      7,272,916   USD    5,290,174    02/17/06      $  222,042
                       *SGD      6,340,382   USD    3,767,198    02/17/06         143,674
                       *EUR     21,958,546   USD   25,898,807    02/17/06         811,502
                        CHF      1,817,430   USD    1,388,888    02/17/06          35,152
                       *GBP     18,394,034   USD   32,000,062    02/17/06         723,803
                       *JPY  1,790,458,150   USD   15,188,870    02/17/06         106,957
                       *JPY  2,374,465,919   USD   19,993,137    03/15/06         359,798
                       *GBP      6,387,150   USD   11,299,443    03/15/06          64,495
                       *EUR     17,536,171   USD   21,033,060    03/15/06         330,714
                        SEK      7,146,427   USD      909,131    03/15/06          34,928
                        SGD      3,174,528   USD    1,903,558    03/15/06          56,382
                                                                               ----------
                                                                               $2,889,447
                                                                               ==========

                                                      IN           DELIVERY   GROSS UNREALIZED
                       CONTRACT TO DELIVER       EXCHANGE FOR        DATE       DEPRECIATION
                       -----------------------------------------------------------------------
                       *USD      4,020,000    AUD      5,393,874   02/17/06         (68,071)
                       *USD     11,898,000    GBP      6,932,819   02/17/06        (435,816)
                        USD     13,807,467    HKD    107,129,530   02/17/06          (7,186)
                       *USD     35,985,582    JPY  4,258,070,360   02/17/06        (390,975)
                       *USD      8,403,920    SGD     14,170,945   02/17/06        (336,996)
                       *USD      6,869,401    EUR      5,839,788   02/17/06        (234,099)
                       *USD     17,628,569    EUR     14,814,057   03/15/06        (173,907)
                       *USD      6,100,551    GBP      3,445,672   03/15/06         (29,945)
                       *USD     11,239,314    JPY  1,334,524,617   03/15/06        (199,677)
                                                                                -----------
                                                                                 (1,876,672)
                                                                                -----------
                       Net Unrealized Appreciation (Depreciation)..........     $ 1,012,775
                                                                                ===========

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

AUD -- Australian Dollar
CHF -- Swiss Franc
EUR -- Euro Dollar
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
JPY  -- Japanese Yen
SEK -- Swedish Krona
SGD -- Singapore Dollar

              See Notes to Financial Statements

---------------------
    200

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2006
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Electronics....................................  13.4%
      Metals & Minerals..............................  11.6
      Energy Services................................  10.0
      Banks..........................................   9.6
      Telecommunications.............................   8.2
      Financial Services.............................   6.1
      Energy Sources.................................   4.6
      Repurchase Agreement...........................   4.1
      Computers & Business Equipment.................   3.7
      Food, Beverage & Tobacco.......................   3.4
      Retail.........................................   2.6
      Electric Utilities.............................   2.2
      Insurance......................................   2.1
      Automotive.....................................   2.0
      Multi-Industry.................................   1.5
      Broadcasting & Media...........................   1.2
      Telephone......................................   1.2
      Household Products.............................   1.1
      Transportation.................................   1.1
      Electrical Equipment...........................   1.0
      Health Services................................   0.9
      Business Services..............................   0.8
      Communication Equipment........................   0.8
      Real Estate Companies..........................   0.8
      Chemicals......................................   0.7
      Drugs..........................................   0.7
      Gas & Pipeline Utilities.......................   0.7
      Leisure & Tourism..............................   0.7
      Internet Content...............................   0.5
      Building Materials.............................   0.2
                                                       ----
                                                       97.5%
                                                       ====

      COUNTRY ALLOCATION*
      South Korea...................................   18.6%
      Brazil........................................   15.3
      Taiwan........................................   12.7
      South Africa..................................   11.7
      Hong Kong.....................................    6.7
      Russia........................................    6.2
      Mexico........................................    5.3
      United States.................................    4.4
      Thailand......................................    4.3
      Israel........................................    2.9
      China.........................................    2.8
      Malaysia......................................    1.7
      Turkey........................................    1.3
      India.........................................    1.0
      Sweden........................................    0.9
      Poland........................................    0.8
      Indonesia.....................................    0.6
      Netherlands...................................    0.3
                                                      -----
                                                       97.5%
                                                      =====

---------------
* Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putman Investment Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                      VALUE
                       COMMON STOCK -- 83.9%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 6.5%
                       Companhia de Saneamento Basico do Estado de Sao Paulo.......  18,716,000   $  1,556,846
                       Companhia Vale do Rio Doce ADR..............................      58,330      2,990,579
                       CPFL Energia SA.............................................           1             14
                       EDP- Energias Do Brasil SA..................................     156,200      2,364,891
                       Petroleo Brasileiro SA ADR..................................      60,551      5,722,069
                       Uniao de Bancos Brasileiros SA GDR..........................      24,890      2,096,236
                       Universo Online SA*(2)......................................      86,000        567,631
                                                                                                  -------------
                                                                                                    15,298,266
                                                                                                  -------------
                       CHINA -- 2.8%
                       Aluminium Corporation of China, Ltd. .......................   1,412,000      1,301,383
                       China Life Insurance Co., Ltd., Class H+....................   1,848,000      1,846,154
                       China Shenhua Energy Co., Class H*(2).......................   2,154,500      2,860,539
                       Lianhua Supermarket Holdings Co., Ltd.*(2)..................     659,000        734,794
                                                                                                  -------------
                                                                                                     6,742,870
                                                                                                  -------------
                       HONG KONG -- 6.7%
                       China Construction Bank.....................................   5,953,000      2,340,453
                       China Mobile (Hong Kong), Ltd. .............................     546,500      2,659,325
                       China Netcom Group Corp., Ltd. .............................   1,588,500      2,682,395
                       China Netcom Group Corp. Sponsored ADR .....................       6,300        214,137
                       China Overseas Land & Investment, Ltd. .....................   3,046,000      1,580,375
                       China Petroleum & Chemical Corp., Class H...................   4,332,000      2,638,484
                       China Shipping Development Co., Ltd., Class H...............   1,724,000      1,355,599
                       PetroChina Co., Ltd. .......................................   2,388,000      2,324,050
                                                                                                  -------------
                                                                                                    15,794,818
                                                                                                  -------------
                       INDIA -- 1.0%
                       Bharat Heavy Electricals, Ltd. .............................      30,188      1,238,307
                       Jaiprakash Associates, Ltd. ................................      99,890        924,647
                       Reliance Capital Ventures, Ltd.(1)(2).......................      45,199         24,574
                       Reliance Communications Ventures, Ltd.(1)(2)................      45,199        166,640
                       Reliance Energy Ventures, Ltd.(1)(2)........................      45,199         48,881
                       Reliance Natural Resources, Ltd.(1)(2)......................      45,199          5,480
                                                                                                  -------------
                                                                                                     2,408,529
                                                                                                  -------------
                       INDONESIA -- 0.6%
                       PT Telekomunikasi Indonesia Tbk.............................   2,145,500      1,442,545
                                                                                                  -------------
                       ISRAEL -- 2.9%
                       Bank Hapoalim, Ltd. ........................................     241,239      1,108,086
                       Bezeq Israeli Telecommunication Corp., Ltd. ................     758,324      1,014,557
                       Israel Chemicals, Ltd. .....................................     427,571      1,699,905
                       Partner Communications Co., Ltd. ...........................     175,453      1,404,512
                       Teva Pharmaceutical Industries, Ltd. ADR....................      37,320      1,590,952
                                                                                                  -------------
                                                                                                     6,818,012
                                                                                                  -------------
                       MALAYSIA -- 1.7%
                       AMMB Holdings BHD...........................................     635,000        467,298
                       Genting BHD.................................................     278,700      1,701,701
                       Public Bank BHD.............................................     655,765      1,171,477
                       Public Bank BHD (Foreign Market)............................     326,400        583,090
                                                                                                  -------------
                                                                                                     3,923,566
                                                                                                  -------------

---------------------
    202

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MEXICO -- 5.3%
                       America Movil SA de CV, Series L ADR........................      46,429   $  1,566,050
                       Axtel SA de CV ADR*(2)......................................     710,825      1,736,294
                       Cemex SA de CV Sponsored ADR................................      39,706      2,619,802
                       Empresas ICA SA de CV*(2)...................................     568,290      1,801,849
                       Grupo Mexico SA, Class B....................................   1,322,594      3,712,055
                       Wal-Mart de Mexico SA de CV, Series V.......................     204,812      1,193,813
                                                                                                  -------------
                                                                                                    12,629,863
                                                                                                  -------------
                       NETHERLANDS -- 0.3%
                       AMTEL Vredestein NV GDR.....................................      67,929        713,254
                                                                                                  -------------
                       POLAND -- 0.8%
                       Telekomunikacja Polska SA+..................................     274,598      2,015,863
                                                                                                  -------------
                       RUSSIA -- 6.2%
                       LUKOIL......................................................       8,964        687,539
                       LUKOIL Sponsored ADR........................................     110,841      8,479,336
                       Mobile Telesystems ADR......................................      83,400      3,125,832
                       Novolipetsk Steel GDR*(2)...................................     139,518      2,532,252
                                                                                                  -------------
                                                                                                    14,824,959
                                                                                                  -------------
                       SOUTH AFRICA -- 11.7%
                       African Bank Investments, Ltd. .............................     396,216      1,855,045
                       Barloworld, Ltd.+...........................................     200,091      3,846,951
                       FirstRand, Ltd. ............................................     489,907      1,564,436
                       Foschini, Ltd. .............................................     224,270      2,146,656
                       Gold Fields,Ltd.  ..........................................     119,500      2,817,810
                       Impala Platinum Holdings, Ltd. .............................      12,924      2,239,492
                       Naspers, Ltd. ..............................................     136,091      2,919,685
                       Network Healthcare Holdings, Ltd. ..........................   1,606,558      2,171,418
                       Reunert, Ltd. ..............................................     179,176      1,783,333
                       Steinhoff International Holdings, Ltd. .....................     782,301      2,718,914
                       Tiger Brands, Ltd. .........................................     140,045      3,695,552
                                                                                                  -------------
                                                                                                    27,759,292
                                                                                                  -------------
                       SOUTH KOREA -- 17.9%
                       Core Logic, Inc. ...........................................      17,947        753,489
                       Daegu Bank..................................................     156,990      2,465,556
                       Hana Financial Group, Inc. .................................         304         14,906
                       Hyundai Department Store Co., Ltd+..........................      14,690      1,659,887
                       Hyundai Development Co......................................      40,640      1,600,912
                       Hyundai Electronics Industries Co.+.........................      34,040      1,316,220
                       Hyundai Mobis...............................................      21,120      1,828,145
                       Hyundai Motor Co., Ltd. ....................................      24,240      2,191,186
                       Industrial Bank of Korea....................................     125,130      2,224,620
                       Kookmin Bank+...............................................      43,302      3,438,484
                       Korea Electric Power Corp. .................................      65,280      2,808,397
                       Korea Investment Holdings Co., Ltd. ........................      49,750      2,042,295
                       LG Electronics, Inc. .......................................      12,580      1,088,923
                       LG.Philips LCD Co., Ltd. ...................................      18,510        843,326
                       Lotte Shopping Co., Ltd. GDR(1).............................       6,750        139,523
                       POSCO.......................................................      11,702      2,674,847
                       POSCO ADR...................................................      11,800        677,202
                       Samsung Electronics Co., Ltd. ..............................      16,229     12,449,552
                       SK Corp. ...................................................      26,650      1,643,783
                       Sungshin Cement Co., Ltd. ..................................      30,425        482,561
                                                                                                  -------------
                                                                                                    42,343,814
                                                                                                  -------------
                       SWEDEN -- 0.9%
                       Vostok Nafta Investment, Ltd.+..............................      33,740      2,074,845
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       TAIWAN -- 12.7%
                       Cathay Financial Holding Co., Ltd. .........................     787,000   $  1,464,197
                       Chinatrust Financial Holding Co., Ltd. .....................   2,100,005      1,681,002
                       Chunghwa Picture Tubes, Ltd. ...............................   2,971,000        838,877
                       Compal Communications, Inc. ................................     182,000      1,007,286
                       Far EasTone Telecommunications Co., Ltd. ...................   1,697,000      1,992,506
                       Hon Hai Precision Industry Co., Ltd. .......................     470,224      3,161,194
                       Inventec Appliances Corp. ..................................     105,000        751,853
                       King Slide Works Co., Ltd. .................................     166,000        955,067
                       Lite-On Technology Corp.+...................................   1,687,740      2,337,853
                       MediaTek, Inc. .............................................      93,000        929,099
                       Quanta Computer, Inc. ......................................     569,600        837,097
                       Siliconware Precision Industries Co. .......................   1,022,984      1,437,827
                       SinoPac Holdings Co. .......................................   2,034,000      1,058,944
                       Taiwan Semiconductor Manufacturing Co., Ltd. ...............   2,676,581      5,314,496
                       United Microelectronics Corp.+..............................   4,757,572      2,700,039
                       Wan Hai Lines, Ltd. ........................................     741,454        490,346
                       Wintek Corp. ...............................................   1,056,000      1,677,396
                       Wistron Corp. ..............................................   1,126,000      1,496,357
                                                                                                  -------------
                                                                                                    30,131,436
                                                                                                  -------------
                       THAILAND -- 4.3%
                       Bangkok Bank PCL+...........................................      29,500         93,964
                       Charoen Pokphand Foods PCL(1)...............................   7,064,200      1,043,390
                       Italian-Thai Development PCL................................   5,042,900      1,126,977
                       Kim Eng Securities Thailand PCL.............................   1,189,900        848,182
                       Krung Thai Bank PCL(1)......................................   6,219,422      1,933,085
                       Land and Houses PCL+........................................   1,354,400        332,251
                       PTT PCL(1)..................................................     329,800      2,219,563
                       Thai Oil PCL(1).............................................     492,700        847,955
                       True Corp. PCL+.............................................   5,683,600      1,635,148
                                                                                                  -------------
                                                                                                    10,080,515
                                                                                                  -------------
                       TURKEY -- 1.3%
                       BIM Birlesik Magazalar AS GDR...............................      31,875        977,613
                       Ford Otomotiv Sanayi AS.....................................      88,475        817,414
                       Turkiye Is Bankasi..........................................     147,639      1,341,664
                                                                                                  -------------
                                                                                                     3,136,691
                                                                                                  -------------
                       UNITED STATES -- 0.3%
                       Sohu.com, Inc.+.............................................      29,200        594,804
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $152,280,847)......................                198,733,942
                                                                                                  -------------
                       PREFERRED STOCK -- 9.5%
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 8.8%
                       Banco Bradesco SA...........................................     117,800      4,633,183
                       Brasil Telecom Participacoes SA ADR.........................      22,691        808,027
                       Companhia Energetica de Minas Gerais........................         611             29
                       Companhia Vale do Rio Doce Sponsored ADR....................      55,125      2,446,448
                       Perdigao SA.................................................      58,100      2,547,785
                       Petroleo Brasileiro SA ADR..................................      81,425      7,018,835
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............     107,200      3,504,354
                                                                                                  -------------
                                                                                                    20,958,661
                                                                                                  -------------
                       SOUTH KOREA -- 0.7%
                       Samsung Electronics Co., Ltd. ..............................       2,811      1,649,330
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $11,911,185)....................                 22,607,991
                                                                                                  -------------

---------------------
    204

                       RIGHTS -- 0.0%+
                       ----------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       True Corp. PCL(1)(2)(cost $0)...............................     124,768   $          0
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $164,192,032)...                221,341,933
                                                                                                  -------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.1%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America, bearing interest at 4.41%, dated 01/31/06, to be repurchased 02/01/06 in the amount
                         of $9,642,181 and collateralized by $9,810,000 of Federal
                         Home Loan Mtg. Corp. Notes, bearing interest at 3.75%, due
                         03/15/07 and having an approximate value of $9,839,422
                         (cost $9,641,000)(3)......................................  $9,641,000      9,641,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $173,833,032)@                            97.5%                      230,982,933
                       Other assets less liabilities --                   2.5                         5,844,181
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $236,827,114
                                                                        ======                     =============

              -----------------------------

               +   Non-income producing security
               *   Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2006, the aggregate value of these securities was $10,233,359 representing 4.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              @ See Note 3 for cost of investments on a tax basis.
              (1)  Fair valued security; see Note 2
              (2)  Illiquid security
              (3)  The security or a portion thereof represents collateral for swaps.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

                                                                                NOTIONAL    TERMINATION     UNREALIZED
                       EQUITY SWAPS                                              AMOUNT        DATE        APPRECIATION
                       ------------                                            ----------   -----------   --------------
                       Agreement with Morgan Stanley dated April 29, 2005 to
                         receive quarterly the total return on the MSCI India
                         Index and pay quarterly the notational amount
                         multiplied by the three month USD-LIBOR minus
                         2.50%(1)............................................  $  843,923    05/04/06        $308,043
                       Agreement with Morgan Stanley dated August 8, 2005 to
                         receive quarterly the total return on Wan Hai Lines,
                         Ltd. and pay quarterly the notational amount
                         multiplied by the three month USD-LIBOR minus
                         5.00%(1)............................................     616,333    08/11/06          44,240
                       Agreement with Morgan Stanley dated September 16, 2005
                         to receive quarterly the total return on the MSCI
                         India Index and pay quarterly the notational amount
                         multiplied by the three month USD-LIBOR minus
                         3.38%(1)............................................   1,760,089    09/21/06         328,526
                       Agreement with Morgan Stanley dated January 27, 2006
                         to receive quarterly the total return on the MSCI
                         India Index and pay quarterly the notational amount
                         multiplied by the three month USD-LIBOR minus
                         4.00%(1)............................................   3,429,897    02/01/07          12,592
                                                                                                             --------
                       Net Unrealized Appreciation                                                           $693,401
                                                                                                             ========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks.........................................   15.6%
      Telecommunications............................   10.1%
      Electronics...................................    7.9%
      Insurance.....................................    7.0%
      Energy Services...............................    5.1%
      Drugs.........................................    4.6%
      Broadcasting & Media..........................    4.2%
      Food, Beverage & Tobacco......................    4.2%
      Entertainment Products........................    3.5%
      Automotive....................................    3.4%
      Chemicals.....................................    3.4%
      Aerospace & Military Technology...............    3.3%
      Machinery.....................................    3.3%
      Forest Products...............................    3.2%
      Transportation................................    3.1%
      Business Services.............................    2.8%
      Metals & Minerals.............................    2.1%
      Utilities.....................................    1.9%
      Energy Sources................................    1.8%
      Leisure & Tourism.............................    1.8%
      Gas & Pipeline Utilities......................    1.2%
      Electric Utilities............................    1.0%
      Multi-Industry................................    1.0%
      Retail Grocery................................    1.0%
      Internet Software.............................    0.9%
      Computer Services.............................    0.8%
      Electrical Equipment..........................    0.8%
      Real Estate Companies.........................    0.8%
                                                      -----
                                                       99.8%
                                                      =====

      COUNTRY ALLOCATION*
      United Kingdom................................   19.9%
      Japan.........................................   11.0%
      Germany.......................................    8.3%
      United States.................................    7.9%
      France........................................    7.8%
      Netherlands...................................    6.8%
      South Korea...................................    6.5%
      Sweden........................................    4.8%
      Switzerland...................................    4.0%
      Spain.........................................    3.8%
      Italy.........................................    2.6%
      Hong Kong.....................................    2.5%
      Australia.....................................    2.4%
      Finland.......................................    2.4%
      Canada........................................    2.2%
      Norway........................................    1.1%
      Mexico........................................    1.0%
      Portugal......................................    1.0%
      Israel........................................    0.9%
      Singapore.....................................    0.9%
      Denmark.......................................    0.8%
      Brazil........................................    0.7%
      Taiwan........................................    0.5%
                                                      -----
                                                       99.8%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    206

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2006

                                                                                                       VALUE
                       COMMON STOCK -- 94.4%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 2.4%
                       Alumina, Ltd. ..............................................      527,612   $  3,004,464
                       Mayne Pharma, Ltd. .........................................      443,963        858,419
                       National Australia Bank, Ltd. ..............................      164,034      4,213,954
                       Symbion Health, Ltd. .......................................      552,471      1,445,244
                                                                                                   -------------
                                                                                                      9,522,081
                                                                                                   -------------
                       BRAZIL -- 0.7%
                       Empresa Brasileira de Aeronautica SA ADR....................       64,610      2,626,397
                                                                                                   -------------
                       CANADA -- 2.2%
                       Alcan, Inc..................................................       67,180      3,273,333
                       BCE, Inc....................................................      123,420      2,980,803
                       Domtar, Inc.................................................      479,200      2,524,209
                                                                                                   -------------
                                                                                                      8,778,345
                                                                                                   -------------
                       DENMARK -- 0.8%
                       Vestas Wind Systems A/S+....................................      168,043      3,310,222
                                                                                                   -------------
                       FINLAND -- 2.4%
                       Stora Enso Oyj..............................................      299,380      4,178,807
                       UPM-Kymmene Oyj.............................................      248,554      5,077,129
                                                                                                   -------------
                                                                                                      9,255,936
                                                                                                   -------------
                       FRANCE -- 7.8%
                       Accor SA....................................................       65,376      3,918,855
                       AXA SA......................................................      128,604      4,360,019
                       France Telecom SA...........................................      183,670      4,178,051
                       Michelin SA, Class B........................................       52,365      3,127,479
                       Sanofi-Synthelabo SA........................................       60,248      5,523,719
                       Suez SA.....................................................      111,988      4,142,341
                       Total SA....................................................       12,805      3,535,230
                       Valeo SA....................................................       41,354      1,664,825
                                                                                                   -------------
                                                                                                     30,450,519
                                                                                                   -------------
                       GERMANY -- 8.3%
                       BASF AG.....................................................       65,376      5,152,583
                       Bayerische Motoren Werke (BMW) AG...........................       97,520      4,411,807
                       Celesio AG..................................................       27,118      2,538,984
                       Deutsche Post AG............................................      192,153      5,414,740
                       E.ON AG.....................................................       55,466      6,196,035
                       Muenchener Rueckversicherungs-Gesellschaft AG...............       30,680      4,165,382
                       Siemens AG..................................................       51,410      4,689,061
                                                                                                   -------------
                                                                                                     32,568,592
                                                                                                   -------------
                       HONG KONG -- 2.5%
                       Cheung Kong Holdings, Ltd...................................      311,000      3,339,409
                       Hutchison Whampoa, Ltd. ....................................      365,000      3,731,043
                       Swire Pacific, Ltd., Class A................................      298,500      2,780,010
                                                                                                   -------------
                                                                                                      9,850,462
                                                                                                   -------------
                       ISRAEL -- 0.9%
                       Check Point Software Technologies, Ltd.+....................      169,220      3,661,921
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ITALY -- 2.6%
                       Eni SpA.....................................................      159,856   $  4,832,914
                       UniCredito Italiano SpA.....................................      737,071      5,261,952
                                                                                                   -------------
                                                                                                     10,094,866
                                                                                                   -------------
                       JAPAN -- 11.0%
                       DDI Corp....................................................          647      3,419,633
                       East Japan Railway Co. .....................................          608      4,224,202
                       Fuji Photo Film Co., Ltd. ..................................      106,700      3,656,571
                       Hitachi, Ltd. ..............................................      483,000      3,405,149
                       Mabuchi Motor Co., Ltd. ....................................       62,900      3,372,755
                       NEC Corp. ..................................................      355,000      2,299,987
                       Nintendo Co., Ltd. .........................................       31,400      4,306,943
                       Nippon Telegraph & Telephone Corp. .........................          798      3,700,712
                       Olympus Optical Co., Ltd. ..................................      111,000      2,933,379
                       Sompo Japan Insurance, Inc. ................................      220,000      3,128,255
                       Sony Corp. .................................................      114,300      5,553,983
                       Takeda Chemical Industries, Ltd. ...........................       53,600      3,034,005
                                                                                                   -------------
                                                                                                     43,035,574
                                                                                                   -------------
                       MEXICO -- 1.0%
                       Telefonos de Mexico SA de CV ADR............................      167,780      3,983,097
                                                                                                   -------------
                       NETHERLANDS -- 6.8%
                       Akzo Nobel NV...............................................       75,330      3,646,842
                       ING Groep NV................................................      138,618      4,947,130
                       Koninklijke Philips Electronics NV..........................      149,189      5,036,151
                       Reed Elsevier NV............................................      175,197      2,463,144
                       SBM Offshore NV.............................................       25,450      2,580,738
                       Unilever NV.................................................       61,639      4,325,510
                       Wolters Kluwer NV...........................................      154,390      3,418,198
                                                                                                   -------------
                                                                                                     26,417,713
                                                                                                   -------------
                       NORWAY -- 1.1%
                       Telenor ASA.................................................      424,640      4,260,698
                                                                                                   -------------
                       PORTUGAL -- 1.0%
                       Portugal Telecom SGPS SA....................................      409,647      4,111,682
                                                                                                   -------------
                       SINGAPORE -- 0.9%
                       DBS Group Holdings, Ltd.....................................      349,300      3,531,546
                                                                                                   -------------
                       SOUTH KOREA -- 6.5%
                       Kookmin Bank Sponsored ADR+.................................       63,060      5,028,404
                       Korea Electric Power Corp. ADR..............................      131,960      2,998,131
                       KT Corp. Sponsored ADR......................................       85,380      1,802,372
                       POSCO ADR...................................................       32,030      1,838,202
                       Samsung Electronics Co., Ltd. GDR+*.........................       27,813     10,652,379
                       SK Telecom Co., Ltd. ADR....................................      134,130      3,115,840
                                                                                                   -------------
                                                                                                     25,435,328
                                                                                                   -------------
                       SPAIN -- 3.8%
                       Banco Santander Central Hispano SA..........................      328,614      4,727,891
                       Iberdrola SA................................................       81,020      2,306,717
                       Repsol YPF SA Sponsored ADR.................................      141,040      3,837,698
                       Telefonica SA...............................................      254,027      3,877,031
                                                                                                   -------------
                                                                                                     14,749,337
                                                                                                   -------------
                       SWEDEN -- 4.8%
                       Atlas Copco AB, Class A.....................................      223,140      5,244,926
                       Holmen AB, Class B..........................................       27,060      1,004,848
                       Nordea AB...................................................      473,361      5,096,311
                       Securitas AB, Class B.......................................      239,090      4,360,486
                                                                                                   -------------

---------------------
    208

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       SWEDEN (continued)
                       Volvo AB, Class B...........................................       59,044   $  2,892,294
                                                                                                   -------------
                                                                                                     18,598,865
                                                                                                   -------------
                       SWITZERLAND -- 4.0%
                       Lonza Group AG..............................................       69,666      4,386,650
                       Nestle SA...................................................       11,510      3,376,159
                       Swiss Reinsurance...........................................       52,855      3,929,655
                       UBS AG......................................................       37,127      4,036,648
                                                                                                   -------------
                                                                                                     15,729,112
                                                                                                   -------------
                       TAIWAN -- 1.3%
                       Chunghwa Telecom Co., Ltd. ADR..............................      107,260      1,997,181
                       Compal Electronics, Inc. GDR*+..............................      605,750      2,956,060
                                                                                                   -------------
                                                                                                      4,953,241
                                                                                                   -------------
                       UNITED KINGDOM -- 19.9%
                       BAE Systems, PLC............................................      738,961      5,481,926
                       Boots Group, PLC............................................      337,880      3,822,920
                       BP, PLC.....................................................      260,502      3,132,805
                       British Airways, PLC+.......................................      533,118      3,089,466
                       British Sky Broadcasting Group, PLC.........................      726,103      6,277,838
                       Cadbury Schweppes, PLC......................................      347,069      3,408,243
                       Compass Group, PLC..........................................    1,323,258      5,220,159
                       GKN, PLC....................................................      273,326      1,444,152
                       GlaxoSmithKline, PLC........................................      173,267      4,432,516
                       HSBC Holdings, PLC..........................................      212,545      3,553,490
                       National Grid, PLC..........................................      207,585      2,125,284
                       Pearson, PLC................................................      226,151      2,928,906
                       Rentokil Initial, PLC.......................................    1,361,824      3,918,690
                       Rolls-Royce Group, PLC+.....................................      620,721      4,792,496
                       Royal Bank of Scotland Group, PLC...........................      142,181      4,401,153
                       Royal Dutch Shell PLC.......................................       64,968      4,664,702
                       Shire, PLC..................................................      326,806      5,247,021
                       Smiths Group, PLC...........................................      169,820      2,996,927
                       Vodafone Group, PLC.........................................    2,538,542      5,328,954
                       Yell Group, PLC.............................................      159,462      1,511,319
                                                                                                   -------------
                                                                                                     77,778,967
                                                                                                   -------------
                       UNITED STATES -- 1.7%
                       ACE, Ltd. (Finance).........................................       61,980      3,393,405
                       XL Capital, Ltd., Class A...................................       49,810      3,370,145
                                                                                                   -------------
                                                                                                      6,763,550
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $288,712,115)                    369,468,051
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 5.4%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.05%, dated 01/31/06, to be repurchased
                         02/01/06 in the amount of $20,957,193 and collateralized
                         by $21,560,000 of U.S. Treasury Bills, bearing interest at
                         3.06%, due 04/13/06 and having an approximate value of
                         $21,376,740 (cost $20,956,000)............................  $20,956,000   $ 20,956,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $309,668,115)@                             99.8%                    390,424,051
                       Other assets less liabilities --                    0.2                         843,738
                                                                         -------                  -------------
                       NET ASSETS --                                     100.0%                   $391,267,789
                                                                         =======                  =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2006, the aggregate value of these securities was $13,608,439 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered illiquid.
              @    See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------
    210

                                            (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JANUARY 31, 2006

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................    $         --   $464,609,218   $134,146,699   $329,951,048   $86,837,896
   Long-term investment securities, at
     value (affiliated)*..................              --             --             --      1,075,000           --
   Short-term investment securities, at
     value (unaffiliated)*................     320,734,633     45,739,000      9,162,654             --           --
   Repurchase agreements (cost equals
     market value)........................      41,266,000             --             --      1,097,000    2,054,000
                                              -----------------------------------------------------------------------
   Total investments......................     362,000,633    510,348,218    143,309,353    332,123,048   88,891,896
                                              -----------------------------------------------------------------------
   Cash...................................             477            595            756      3,606,146        8,090
   Foreign cash*..........................              --             --        372,052        180,580           --
   Due from broker........................              --             --        424,290             --      488,917
   Receivables for --
     Fund shares sold.....................       3,176,266      1,701,692        176,047        230,018       36,583
     Dividends and interest...............         467,551      7,686,559      1,447,764      5,720,856    1,681,166
     Investments sold.....................              --        300,066      1,297,716      5,997,315      168,082
   Prepaid expenses and other assets......           1,971          2,195            710         38,661          472
   Due from investment adviser for expense
     reimbursements/fee waivers...........              --             --             --             --           --
   Variation margin on futures
     contracts............................              --             --         20,127             --       13,581
   Unrealized appreciation on forward
     foreign currency contracts...........              --             --      1,396,837             --       19,169
   Swap premiums paid.....................              --             --             --             --           --
   Unrealized appreciation on swap
     contracts............................              --             --        238,989             --           --
                                              -----------------------------------------------------------------------
   Total assets...........................     365,646,898    520,039,325    148,684,641    347,896,624   91,307,956
                                              -----------------------------------------------------------------------



   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       3,262,258        449,285        129,847        239,084      146,519
     Investments purchased................              --     34,639,599      1,585,590      8,917,738      612,100
     Accrued foreign tax on capital
       gains..............................              --             --             --             --           --
     Investment advisory and management
       fees...............................         138,417        226,964         84,767        177,782       61,531
     Service fees -- Class 2..............           5,847          7,864          2,406          5,371        1,060
     Service fees -- Class 3..............          25,707         29,803          6,079         11,654          342
     Trustees' fees and expenses..........             722          1,036            239            696          107
   Other accrued expenses.................          91,176        118,895        126,829         90,137       66,763
   Line of credit.........................              --             --             --             --           --
   Variation margin on futures
     contracts............................              --             --             --             --           --
   Due to investment advisor for expense
     recoupment...........................              --             --             --             --           --
   Due to custodian for foreign cash......              --             --             --             --           --
   Unrealized depreciation on forward
     foreign currency contracts...........              --             --      1,494,932             --           --
   Unrealized depreciation on swap
     contracts............................              --             --        121,021             --           --
                                              -----------------------------------------------------------------------
   Total liabilities......................       3,524,127     35,473,446      3,551,710      9,442,462      888,422
                                              -----------------------------------------------------------------------
   NET ASSETS.............................    $362,122,771   $484,565,879   $145,132,931   $338,454,162   $90,419,534
                                              =======================================================================
   ---------------
    * Cost
      Long-term investment securities
      (unaffiliated)......................    $         --   $465,662,937   $133,625,827   $314,309,939   $84,199,779
                                              =======================================================================
      Long-term investment securities
      (affiliated)........................    $         --   $         --   $         --   $    940,491   $       --
                                              =======================================================================
      Short-term investment securities
      (unaffiliated)......................    $320,836,331   $ 45,739,000   $  9,162,654   $         --   $       --
                                              =======================================================================
      Foreign cash........................    $         --   $         --   $    370,960   $    192,852   $       --
                                              =======================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  -----------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $247,249,420   $1,003,942,597
   Long-term investment securities, at
     value (affiliated)*..................            --               --
   Short-term investment securities, at
     value (unaffiliated)*................            --       17,097,000
   Repurchase agreements (cost equals
     market value)........................    18,088,000               --
                                            -----------------------------
   Total investments......................   265,337,420    1,021,039,597
                                            -----------------------------
   Cash...................................       360,012           41,766
   Foreign cash*..........................            --               --
   Due from broker........................            --               --
   Receivables for --
     Fund shares sold.....................        14,449          250,059
     Dividends and interest...............     1,057,560        4,725,096
     Investments sold.....................     1,050,868        5,849,258
   Prepaid expenses and other assets......         8,598           30,967
   Due from investment adviser for expense
     reimbursements/fee waivers...........            --               --
   Variation margin on futures
     contracts............................            --               --
   Unrealized appreciation on forward
     foreign currency contracts...........            --               --
   Swap premiums paid.....................            --               --
   Unrealized appreciation on swap
     contracts............................            --               --
                                            -----------------------------
   Total assets...........................   267,828,907    1,031,936,743
                                            -----------------------------



   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       790,195        1,591,182
     Investments purchased................     5,879,699        8,352,080
     Accrued foreign tax on capital
       gains..............................            --               --
     Investment advisory and management
       fees...............................       143,392          568,571
     Service fees -- Class 2..............         3,065           18,113
     Service fees -- Class 3..............         2,766           43,543
     Trustees' fees and expenses..........           512            2,291
   Other accrued expenses.................        92,290          213,728
   Line of credit.........................            --               --
   Variation margin on futures
     contracts............................            --               --
   Due to investment advisor for expense
     recoupment...........................            --               --
   Due to custodian for foreign cash......            --               --
   Unrealized depreciation on forward
     foreign currency contracts...........            --               --
   Unrealized depreciation on swap
     contracts............................            --               --
                                            -----------------------------
   Total liabilities......................     6,911,919       10,789,508
                                            -----------------------------
   NET ASSETS.............................  $260,916,988   $1,021,147,235
                                            =============================
   ---------------
    * Cost
      Long-term investment securities
      (unaffiliated)......................  $242,415,851   $  934,522,532
                                            =============================
      Long-term investment securities
      (affiliated)........................  $         --   $           --
                                            =============================
      Short-term investment securities
      (unaffiliated)......................  $         --   $   17,097,000
                                            =============================
      Foreign cash........................  $         --   $           --
                                            =============================

    See Notes to Financial Statements

---------------------
    212

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD      WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND        HIGH INCOME
   --------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................    $352,049,188   $476,962,632   $129,533,571   $ 405,545,061   $113,268,290
   Accumulated undistributed net
    investment income (loss)..............      11,056,824     23,589,790     12,081,505      24,124,393     6,069,527
   Accumulated undistributed net realized
    gain (loss) on investments, futures
    contracts, options contracts, swap
    contracts, securities sold short and
    foreign exchange transactions.........        (881,543)   (14,932,824)     2,698,785    (106,978,638)  (31,590,127)
   Unrealized appreciation (depreciation)
    on investments........................        (101,698)    (1,053,719)       520,872      15,775,618     2,638,117
   Unrealized appreciation (depreciation)
    on futures contracts, options
    contracts and swap contracts..........              --             --        385,713              --        13,295
   Unrealized foreign exchange gain (loss)
    on other assets and liabilities.......              --             --        (87,515)        (12,272)       20,432
   Accrued capital gains tax on unrealized
    appreciation (depreciation)...........              --             --             --              --            --
                                              -------------------------------------------------------------------------
                                              $362,122,771   $484,565,879   $145,132,931   $ 338,454,162   $90,419,534
                                              =========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $191,253,994   $280,564,478   $ 97,472,293   $ 242,766,207   $80,462,143
   Shares of beneficial interest issued
    and outstanding.......................      17,519,836     24,072,548      8,377,183      33,418,047    10,491,712
   Net asset value, offering and
    redemption price per share............    $      10.92   $      11.65   $      11.64   $        7.26   $      7.67
                                              =========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 46,239,757   $ 61,250,136   $ 18,586,360   $  41,544,176   $ 8,335,785
   Shares of beneficial interest issued
    and outstanding.......................       4,242,776      5,263,300      1,604,491       5,729,628     1,090,810
   Net asset value, offering and
    redemption price per share............    $      10.90   $      11.64   $      11.58   $        7.25   $      7.64
                                              =========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $124,629,020   $142,751,265   $ 29,074,278   $  54,143,779   $ 1,621,606
   Shares of beneficial interest issued
    and outstanding.......................      11,450,654     12,284,448      2,516,056       7,475,924       212,579
   Net asset value, offering and
    redemption price per share............    $      10.88   $      11.62   $      11.56   $        7.24   $      7.63
                                              =========================================================================


                                             SUNAMERICA       MFS TOTAL
                                              BALANCED          RETURN
   ---------------------------------------  ------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................  $ 362,030,727   $  897,150,861
   Accumulated undistributed net
    investment income (loss)..............      6,305,306       24,568,510
   Accumulated undistributed net realized
    gain (loss) on investments, futures
    contracts, options contracts, swap
    contracts, securities sold short and
    foreign exchange transactions.........   (112,252,614)      30,007,713
   Unrealized appreciation (depreciation)
    on investments........................      4,833,569       69,420,065
   Unrealized appreciation (depreciation)
    on futures contracts, options
    contracts and swap contracts..........             --               --
   Unrealized foreign exchange gain (loss)
    on other assets and liabilities.......             --               86
   Accrued capital gains tax on unrealized
    appreciation (depreciation)...........             --               --
                                            ------------------------------
                                            $ 260,916,988   $1,021,147,235
                                            ==============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 224,249,686   $  674,833,459
   Shares of beneficial interest issued
    and outstanding.......................     15,931,934       39,099,062
   Net asset value, offering and
    redemption price per share............  $       14.08   $        17.26
                                            ==============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  23,724,909   $  140,808,727
   Shares of beneficial interest issued
    and outstanding.......................      1,687,751        8,169,170
   Net asset value, offering and
    redemption price per share............  $       14.06   $        17.24
                                            ==============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $  12,942,393   $  205,505,049
   Shares of beneficial interest issued
    and outstanding.......................        921,811       11,936,482
   Net asset value, offering and
    redemption price per share............  $       14.04   $        17.22
                                            ==============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                                                                     FEDERATED         DAVIS
                                              TELECOM       EQUITY       EQUITY        GROWTH-        AMERICAN        VENTURE
                                              UTILITY       INCOME        INDEX         INCOME        LEADERS          VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $46,797,143   $5,780,025   $40,357,358   $757,460,053   $235,822,954   $2,363,084,253
   Long-term investment securities, at
     value (affiliated)*..................           --           --       603,083             --             --       44,550,230
   Short-term investment securities, at
     value (unaffiliated)*................    1,621,000           --        99,719     22,504,000      8,473,000        6,824,000
   Repurchase agreements (cost equals
     market value)........................           --           --       799,000             --             --               --
                                            -------------------------------------------------------------------------------------
   Total investments......................   48,418,143    5,780,025    41,859,160    779,964,053    244,295,954    2,414,458,483
                                            -------------------------------------------------------------------------------------
   Cash...................................       63,838       49,882           151            655             61              309
   Foreign cash*..........................           --           --            --             --             --        3,366,561
   Due from broker........................           --           --            --             --             --               --
   Receivables for --
     Fund shares sold.....................        8,340        1,308        10,774         60,624        377,624          655,650
     Dividends and interest...............      184,037        9,653        35,300        230,605        233,953        1,439,141
     Investments sold.....................           --       19,111            --        690,656      5,644,556       13,575,137
   Prepaid expenses and other assets......        4,267           38           233         83,524        109,382           30,117
   Due from investment adviser for expense
     reimbursements/fee waivers...........           --        1,731         4,775             --             --               --
   Variation margin on futures
     contracts............................           --           --            --             --             --               --
   Unrealized appreciation on forward
     foreign currency contracts...........           --           --            --             --             --               --
   Swap premiums paid.....................           --           --            --             --             --               --
   Unrealized appreciation on swap
     contracts............................           --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
   Total assets...........................   48,678,625    5,861,748    41,910,393    781,030,117    250,661,530    2,433,525,398
                                            -------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       90,328        9,293       195,523        922,863        274,839        2,264,981
     Investments purchased................           --           --        17,418             --      2,078,676       15,355,783
     Accrued foreign tax on capital
       gains..............................           --           --            --             --             --               --
     Investment advisory and management
       fees...............................       31,316        3,248        14,250        373,774        145,593        1,469,642
     Service fees -- Class 2..............          660           --            --          5,433          2,775           28,787
     Service fees -- Class 3..............           --           --            --          4,572         10,338           77,582
     Trustees' fees and expenses..........            7           --            --          1,705            472            5,550
   Other accrued expenses.................       41,284       47,778        46,123        152,118         71,987          426,520
   Line of credit.........................           --           --            --             --             --               --
   Variation margin on futures
     contracts............................           --           --         3,417             --             --               --
   Due to investment advisor for expense
     recoupment...........................           --           --            --             --             --               --
   Due to custodian for foreign cash......           --           --            --             --             --               --
   Unrealized depreciation on forward
     foreign currency contracts...........           --           --            --             --             --               --
   Unrealized depreciation on swap
     contracts............................           --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
   Total liabilities......................      163,595       60,319       276,731      1,460,465      2,584,680       19,628,845
                                            -------------------------------------------------------------------------------------
   NET ASSETS.............................  $48,515,030   $5,801,429   $41,633,662   $779,569,652   $248,076,850   $2,413,896,553
                                            =====================================================================================
   ---------------
   * Cost
      Long-term investment securities
        (unaffiliated)....................  $38,463,153   $4,544,311   $40,993,982   $539,084,108   $215,767,745   $1,552,239,292
                                            =====================================================================================
      Long-term investment securities
        (affiliated)......................  $        --   $       --   $   604,984   $         --   $         --   $   27,910,875
                                            =====================================================================================
      Short-term investment securities
        (unaffiliated)....................  $ 1,621,000   $       --   $    99,719   $ 22,504,000   $  8,473,000   $    6,824,000
                                            =====================================================================================
      Foreign cash........................  $        --   $       --   $        --   $         --   $         --   $    3,397,769
                                            =====================================================================================

    See Notes to Financial Statements

---------------------
    214

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                                                                        FEDERATED        DAVIS
                                              TELECOM        EQUITY       EQUITY         GROWTH-         AMERICAN       VENTURE
                                              UTILITY        INCOME        INDEX          INCOME         LEADERS         VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................  $ 89,263,988   $4,210,387   $45,636,953   $  668,541,544   $222,083,749  $1,617,926,597
   Accumulated undistributed net
     investment income (loss).............     1,875,133       69,071       575,936        4,685,327      3,640,906      22,965,263
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........   (50,958,081)     286,257    (3,938,204)    (112,033,164)     2,296,986     (54,439,208)
   Unrealized appreciation (depreciation)
     on investments.......................     8,333,990    1,235,714      (638,525)     218,375,945     20,055,209     827,484,316
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........            --           --        (2,498)              --             --              --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......            --           --            --               --             --         (40,415)
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........            --           --            --               --             --              --
                                            ---------------------------------------------------------------------------------------
                                            $ 48,515,030   $5,801,429   $41,633,662   $  779,569,652   $248,076,850  $2,413,896,553
                                            =======================================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 43,497,648   $5,801,429   $41,633,662   $  715,382,458   $176,961,644  $1,819,150,487
   Shares of beneficial interest issued
     and outstanding......................     4,738,091      459,064     3,833,232       27,140,038     10,324,856      62,311,551
   Net asset value, offering and
     redemption price per share...........  $       9.18   $    12.64   $     10.86   $        26.36   $      17.14  $        29.19
                                            =======================================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  4,738,946   $       --   $        --   $   42,622,916   $ 21,346,173  $  224,338,301
   Shares of beneficial interest issued
     and outstanding......................       516,744           --            --        1,619,056      1,247,458       7,696,387
   Net asset value, offering and
     redemption price per share...........  $       9.17   $       --   $        --   $        26.33   $      17.11  $        29.15
                                            =======================================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $    278,436   $       --   $        --   $   21,564,278   $ 49,769,033  $  370,407,765
   Shares of beneficial interest issued
     and outstanding......................        30,401           --            --          820,254      2,912,489      12,726,129
   Net asset value, offering and
     redemption price per share...........  $       9.16   $       --   $        --   $        26.29   $      17.09  $        29.11
                                            =======================================================================================

---------------

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                                                               MFS
                                                                              GOLDMAN     MASSACHUSETTS      PUTNAM
                                             "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:
                                            WALL STREET        GROWTH        RESEARCH         TRUST         VOYAGER
   -------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $101,476,998   $1,081,649,105   $25,660,968   $268,978,738    $211,172,084
   Long-term investment securities, at
     value (affiliated)*..................           --               --            --             --        4,202,532
   Short-term investment securities, at
     value (unaffiliated)*................           --         7,082,000           --       2,471,000             --
   Repurchase agreements (cost equals
     market value)........................           --               --        700,000            --        1,963,000
                                            --------------------------------------------------------------------------
   Total investments......................   101,476,998    1,088,731,105    26,360,968    271,449,738     217,337,616
                                            --------------------------------------------------------------------------
   Cash...................................           --             1,282        12,385            147          77,991
   Foreign cash*..........................           --               --            --              34             --
   Due from broker........................           --               --            --             --              --
   Receivables for --
     Fund shares sold.....................        14,195          540,351        20,629         95,366           1,167
     Dividends and interest...............       201,686          317,745        19,023        181,174          68,769
     Investments sold.....................           --        27,292,655       293,579      1,735,901         481,032
   Prepaid expenses and other assets......           629          196,941           226          6,112          57,849
   Due from investment adviser for expense
     reimbursements/fee waivers...........           --               --            --             --          18,616
   Variation margin on futures
     contracts............................           --               --            --             --              --
   Unrealized appreciation on forward
     foreign currency contracts...........           --               --            --             --              --
   Swap premiums paid.....................           --               --            --             --              --
   Unrealized appreciation on swap
     contracts............................           --               --            --             --              --
                                            --------------------------------------------------------------------------
   Total assets...........................   101,693,508    1,117,080,079    26,706,810    273,468,472     218,043,040
                                            --------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       147,138        1,109,313        39,792        304,617         129,588
     Investments purchased................           --        29,472,216           --       2,083,492       1,929,079
     Accrued foreign tax on capital
       gains..............................           --               --            --             --              --
     Investment advisory and management
       fees...............................        52,038          559,344        20,123        161,535         155,302
     Service fees -- Class 2..............         2,546           10,512           769          3,881           1,193
     Service fees -- Class 3..............         2,712           25,719           387         10,359           1,138
     Trustees' fees and expenses..........           131            2,369            --            523             402
   Other accrued expenses.................        49,467          195,007        40,778         79,830          73,429
   Line of credit.........................       485,481              --            --             --              --
   Variation margin on futures
     contracts............................           --               --            --             --              --
   Due to investment advisor for expense
     recoupment...........................           --               --         11,333            --              --
   Due to custodian for foreign cash......           --               --            --             --              --
   Unrealized depreciation on forward
     foreign currency contracts...........           --               --            --             --              --
   Unrealized depreciation on swap
     contracts............................           --               --            --             --              --
                                            --------------------------------------------------------------------------
   Total liabilities......................       739,513       31,374,480       113,182      2,644,237       2,290,131
                                            --------------------------------------------------------------------------
   NET ASSETS.............................  $100,953,995   $1,085,705,599   $26,593,628   $270,824,235    $215,752,909
                                            ==========================================================================
   ---------------
     * Cost
      Long-term investment securities
        (unaffiliated)....................  $ 99,691,158   $  845,851,808   $22,327,001   $227,433,152    $189,664,689
                                            ==========================================================================
      Long-term investment securities
        (affiliated)......................  $        --    $          --    $       --    $        --     $  2,272,306
                                            ==========================================================================
      Short-term investment securities
        (unaffiliated)....................  $        --    $    7,082,000   $       --    $  2,471,000    $        --
                                            ==========================================================================
      Foreign cash........................  $        --    $          --    $       --    $         35    $        --
                                            ==========================================================================


                                             BLUE CHIP        REAL
                                              GROWTH         ESTATE
   ---------------------------------------  --------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $48,963,319   $228,307,919
   Long-term investment securities, at
     value (affiliated)*..................          --             --
   Short-term investment securities, at
     value (unaffiliated)*................          --      25,842,278
   Repurchase agreements (cost equals
     market value)........................    2,709,000            --
                                            --------------------------
   Total investments......................   51,672,319    254,150,197
                                            --------------------------
   Cash...................................          465            354
   Foreign cash*..........................          --             --
   Due from broker........................          --             --
   Receivables for --
     Fund shares sold.....................       24,327        143,420
     Dividends and interest...............       10,355         66,315
     Investments sold.....................    1,209,335            --
   Prepaid expenses and other assets......       14,321          2,995
   Due from investment adviser for expense
     reimbursements/fee waivers...........          --             --
   Variation margin on futures
     contracts............................          --             --
   Unrealized appreciation on forward
     foreign currency contracts...........          --             --
   Swap premiums paid.....................          --             --
   Unrealized appreciation on swap
     contracts............................          --             --
                                            --------------------------
   Total assets...........................   52,931,122    254,363,281
                                            --------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       65,544        375,676
     Investments purchased................          --       1,950,781
     Accrued foreign tax on capital
       gains..............................          --             --
     Investment advisory and management
       fees...............................       31,724        161,318
     Service fees -- Class 2..............        1,617          4,066
     Service fees -- Class 3..............        2,296         10,907
     Trustees' fees and expenses..........           18            458
   Other accrued expenses.................       53,558         69,779
   Line of credit.........................          --             --
   Variation margin on futures
     contracts............................          --             --
   Due to investment advisor for expense
     recoupment...........................        1,357            --
   Due to custodian for foreign cash......          --             --
   Unrealized depreciation on forward
     foreign currency contracts...........          --             --
   Unrealized depreciation on swap
     contracts............................          --             --
                                            --------------------------
   Total liabilities......................      156,114      2,572,985
                                            --------------------------
   NET ASSETS.............................  $52,775,008   $251,790,296
                                            ==========================
   ---------------
     * Cost
      Long-term investment securities
        (unaffiliated)....................  $44,873,983   $146,048,589
                                            ==========================
      Long-term investment securities
        (affiliated)......................  $       --    $        --
                                            ==========================
      Short-term investment securities
        (unaffiliated)....................  $       --    $ 25,842,278
                                            ==========================
      Foreign cash........................  $       --    $        --
                                            ==========================

    See Notes to Financial Statements

---------------------
    216

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                                                             MFS
                                                                           GOLDMAN      MASSACHUSETTS      PUTNAM
                                          "DOGS" OF        ALLIANCE         SACHS         INVESTORS        GROWTH:
                                         WALL STREET        GROWTH         RESEARCH         TRUST          VOYAGER
   ------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...................    $ 98,352,886   $1,732,446,778   $ 39,470,027   $282,568,103    $ 373,938,314
   Accumulated undistributed net
     investment income (loss)........       2,518,213          839,078         67,731      1,600,599           36,387
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, swap
     contracts, securities sold short
     and foreign exchange
     transactions....................      (1,702,944)    (883,377,554)   (16,278,097)   (54,890,064)    (181,659,413)
   Unrealized appreciation
     (depreciation) on investments...       1,785,840      235,797,297      3,333,967     41,545,586       23,437,621
   Unrealized appreciation
     (depreciation) on futures
     contracts, options contracts and
     swap contracts..................             --               --             --             --               --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................             --               --             --              11              --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..................             --               --             --             --               --
                                         ----------------------------------------------------------------------------
                                         $100,953,995   $1,085,705,599   $ 26,593,628   $270,824,235    $ 215,752,909
                                         ============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets........................    $ 68,667,860   $  878,868,669   $ 18,638,903   $191,334,926    $ 201,063,470
   Shares of beneficial interest
     issued and outstanding..........       6,619,249       38,058,194      2,345,306     15,001,838       12,863,821
   Net asset value, offering and
     redemption price per share......    $      10.37   $        23.09   $       7.95   $      12.75    $       15.63
                                         ============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets........................    $ 19,413,605   $   82,966,159   $  6,043,039   $ 30,111,123    $   9,244,363
   Shares of beneficial interest
     issued and outstanding..........       1,873,795        3,597,334        764,626      2,362,070          592,378
   Net asset value, offering and
     redemption price per share......    $      10.36   $        23.06   $       7.90   $      12.75    $       15.61
                                         ============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets........................    $ 12,872,530   $  123,870,771   $  1,911,686   $ 49,378,186    $   5,445,076
   Shares of beneficial interest
     issued and outstanding..........       1,243,905        5,378,029        242,485      3,878,436          349,707
   Net asset value, offering and
     redemption price per share......    $      10.35   $        23.03   $       7.88   $      12.73    $       15.57
                                         ============================================================================
   ---------------


                                        BLUE CHIP        REAL
                                         GROWTH         ESTATE
   ----------------------------------  --------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...................  $56,251,921   $137,337,034
   Accumulated undistributed net
     investment income (loss)........       68,830      3,714,980
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, swap
     contracts, securities sold short
     and foreign exchange
     transactions....................   (7,635,079)    28,479,201
   Unrealized appreciation
     (depreciation) on investments...    4,089,336     82,259,330
   Unrealized appreciation
     (depreciation) on futures
     contracts, options contracts and
     swap contracts..................          --             --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................          --            (249)
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..................          --             --
                                       --------------------------
                                       $52,775,008   $251,790,296
                                       ==========================
   Class 1 (unlimited shares
     authorized):
   Net assets........................  $29,580,716   $165,987,233
   Shares of beneficial interest
     issued and outstanding..........    4,439,937      7,698,814
   Net asset value, offering and
     redemption price per share......  $      6.66   $      21.56
                                       ==========================
   Class 2 (unlimited shares
     authorized):
   Net assets........................  $12,399,277   $ 32,482,652
   Shares of beneficial interest
     issued and outstanding..........    1,862,437      1,510,661
   Net asset value, offering and
     redemption price per share......  $      6.66   $      21.50
                                       ==========================
   Class 3 (unlimited shares
     authorized):
   Net assets........................  $10,795,015   $ 53,320,411
   Shares of beneficial interest
     issued and outstanding..........    1,624,427      2,484,045
   Net asset value, offering and
     redemption price per share......  $      6.65   $      21.47
                                       ==========================
   ---------------

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                 SMALL          MFS
                                                COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                 VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH      TECHNOLOGY
   ---------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................    $ 9,939,974   $264,139,267   $172,145,330    $30,536,784    $149,622,974   $46,881,048
   Long-term investment securities, at
     value (affiliated)*..................            --             --             --             --              --            --
   Short-term investment securities, at
     value (unaffiliated)*................        432,000      7,306,000            --             --              --            --
   Repurchase agreements (cost equals
     market value)........................            --             --      32,242,000      2,351,000       6,839,000       637,000
                                              --------------------------------------------------------------------------------------
   Total investments......................     10,371,974    271,445,267    204,387,330     32,887,784     156,461,974    47,518,048
                                              --------------------------------------------------------------------------------------
   Cash...................................            723          1,891          1,909        108,819             607           839
   Foreign cash*..........................            --             --             --             --          183,441           --
   Due from broker........................            --             --             --             --              --            --
   Receivables for --
     Fund shares sold.....................            144        157,103         92,233         43,478          38,024        58,456
     Dividends and interest...............          6,806         19,949         97,576          2,691          86,754        10,086
     Investments sold.....................         37,126      3,282,049     13,859,263        547,149       4,514,467       272,510
   Prepaid expenses and other assets......             55         55,621         70,277            158          20,588        21,177
   Due from investment adviser for expense
     reimbursements/fee waivers...........          1,678            --             --             --              --            --
   Variation margin on futures
     contracts............................            --             --             --             --              --            --
   Unrealized appreciation on forward
     foreign currency contracts...........            --             --             --             --              --            --
   Swap premiums paid.....................            --             --             --             --              --            --
   Unrealized appreciation on swap
     contracts............................            --             --             --             --              --            --
                                              --------------------------------------------------------------------------------------
   Total assets...........................     10,418,506    274,961,880    218,508,588     33,590,079     161,305,855    47,881,116
                                              --------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................            347        382,009        272,964         34,707         273,950        61,677
     Investments purchased................         40,478      2,008,863     15,989,655      2,041,825       2,916,665       411,731
     Accrued foreign tax on capital
       gains..............................            --             --             --             --              --            --
     Investment advisory and management
       fees...............................          8,428        171,916        121,807         18,909         113,108        39,595
     Service fees -- Class 2..............            --           6,646          1,916            894           6,028         1,342
     Service fees -- Class 3..............             22         15,642          2,536          1,102           6,917         2,409
     Trustees' fees and expenses..........            --             509            360            --              260           --
   Other accrued expenses.................         41,713         77,164         67,231         48,276          57,633        40,562
   Line of credit.........................            --             --             --             --              --            --
   Variation margin on futures
     contracts............................            --             --             --             --              --            --
   Due to investment advisor for expense
     recoupment...........................            --             --             --           4,525             --            --
   Due to custodian for foreign cash......            --         477,591            --             --              --            --
   Unrealized depreciation on forward
     foreign currency contracts...........            --             --             --             --              --            --
   Unrealized depreciation on swap
     contracts............................            --             --             --             --              --            --
                                              --------------------------------------------------------------------------------------
   Total liabilities......................         90,988      3,140,340     16,456,469      2,150,238       3,374,561       557,316
                                              --------------------------------------------------------------------------------------
   NET ASSETS.............................    $10,327,518   $271,821,540   $202,052,119    $31,439,841    $157,931,294   $47,323,800
                                              ======================================================================================
   ---------------
     * Cost
      Long-term investment securities
        (unaffiliated)....................    $ 6,688,532   $215,344,706   $163,926,370    $26,437,401    $108,704,688   $41,264,194
                                              ======================================================================================
      Long-term investment securities
        (affiliated)......................    $       --    $        --    $        --     $       --     $        --    $       --
                                              ======================================================================================
      Short-term investment securities
        (unaffiliated)....................    $   432,000   $  7,306,000   $        --     $       --     $        --    $       --
                                              ======================================================================================
      Foreign cash........................    $       --    $   (470,117)  $        --     $       --     $    176,906   $       --
                                              ======================================================================================

    See Notes to Financial Statements

---------------------
    218

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                    SMALL           MFS
                                                   COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                                    VALUE         GROWTH          GROWTH       OPPORTUNITIES      GROWTH
   ------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................    $ 5,323,255   $ 449,527,951   $ 386,360,678   $ 46,064,519    $108,073,268
   Accumulated undistributed net investment
     income (loss)...........................          1,128          (2,344)        149,982             --              --
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........      1,751,693    (226,498,800)   (192,677,501)   (18,724,061)      8,933,205
   Unrealized appreciation (depreciation) on
     investments.............................      3,251,442      48,794,561       8,218,960      4,099,383      40,918,286
   Unrealized appreciation (depreciation) on
     futures contracts options contracts and
     swap contracts..........................            --              --              --             --              --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............            --              172             --             --            6,535
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --                              --             --              --
                                                 --------------------------------------------------------------------------
                                                 $10,327,518   $ 271,821,540   $ 202,052,119   $ 31,439,841    $157,931,294
                                                 ==========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................    $10,217,595   $ 144,201,905   $ 174,880,198   $ 18,641,200    $ 77,098,942
   Shares of beneficial interest issued and
     outstanding.............................        597,413      14,670,692      15,059,280      3,087,707       6,085,231
   Net asset value, offering and redemption
     price per share.........................    $     17.10   $        9.83   $       11.61   $       6.04    $      12.67
                                                 ==========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................    $       --    $  52,229,039   $  15,101,271   $  7,316,776    $ 47,614,351
   Shares of beneficial interest issued and
     outstanding.............................            --        5,350,954       1,306,685      1,220,794       3,780,284
   Net asset value, offering and redemption
     price per share.........................    $       --    $        9.76   $       11.56   $       5.99    $      12.60
                                                 ==========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................    $   109,923   $  75,390,596   $  12,070,650   $  5,481,865    $ 33,218,001
   Shares of beneficial interest issued and
     outstanding.............................          6,430       7,750,063       1,048,117        917,676       2,645,693
   Net asset value, offering and redemption
     price per share.........................    $     17.10   $        9.73   $       11.52   $       5.97    $      12.56
                                                 ==========================================================================


                                                TECHNOLOGY
   ------------------------------------------  ------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $101,365,265
   Accumulated undistributed net investment
     income (loss)...........................            --
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........   (59,658,319)
   Unrealized appreciation (depreciation) on
     investments.............................     5,616,854
   Unrealized appreciation (depreciation) on
     futures contracts options contracts and
     swap contracts..........................           --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............           --
                                               ------------
                                               $ 47,323,800
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $ 25,259,729
   Shares of beneficial interest issued and
     outstanding.............................     9,033,462
   Net asset value, offering and redemption
     price per share.........................  $       2.80
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 10,561,635
   Shares of beneficial interest issued and
     outstanding.............................     3,798,502
   Net asset value, offering and redemption
     price per share.........................  $       2.78
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $ 11,502,436
   Shares of beneficial interest issued and
     outstanding.............................     4,149,766
   Net asset value, offering and redemption
     price per share.........................  $       2.77
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                 SMALL &      INTERNATIONAL                   INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL       DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES       EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.........................  $243,183,275   $370,105,902     $247,718,377   $385,728,890    $221,341,933
   Long-term investment securities, at value
     (affiliated)*...........................            --             --               --             --              --
   Short-term investment securities, at value
     (unaffiliated)*.........................            --             --        5,138,000             --              --
   Repurchase agreements (cost equals market
     value)..................................    16,401,000        348,000               --     40,092,000       9,641,000
                                               ---------------------------------------------------------------------------
   Total investments.........................   259,584,275    370,453,902      252,856,377    425,820,890     230,982,933
                                               ---------------------------------------------------------------------------
   Cash......................................           619          1,262          120,719            669         647,952
   Foreign cash*.............................            --      2,884,229            5,771        508,608       5,100,377
   Due from broker...........................            --             --               --      1,472,187              --
   Receivables for --
     Fund shares sold........................       196,828        479,191          243,592        428,955         887,958
     Dividends and interest..................       157,214        667,008          160,405        283,549         748,414
     Investments sold........................            --     10,193,563        2,290,543          4,757       4,474,110
   Prepaid expenses and other assets.........        44,365         62,777            3,911          4,581          78,107
   Due from investment adviser for expense
     reimbursements/fee waivers..............            --             --               --             --              --
   Variation margin on futures contracts.....            --             --               --      1,888,344              --
   Unrealized appreciation on forward foreign
     currency contracts......................            --             --               --      2,889,447              --
   Swap premiums paid........................            --             --               --             --           2,643
   Unrealized appreciation on swap
     contracts...............................            --             --               --             --         693,401
                                               ---------------------------------------------------------------------------
   Total assets..............................   259,983,301    384,741,932      255,681,318    433,301,987     243,615,895
                                               ---------------------------------------------------------------------------



   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       255,053        353,391          233,336        480,541         661,669
     Investments purchased...................       694,067     10,217,207        5,385,707      2,319,870       5,251,559
     Accrued foreign tax on capital gains....            --             --               --            164         288,212
     Investment advisory and management
       fees..................................       202,330        287,994          162,459        292,606         208,910
     Service fees -- Class 2.................         6,231          4,901            2,021          7,362           2,805
     Service fees -- Class 3.................        42,886         10,621            3,226         36,374           6,858
     Trustees' fees and expenses.............           468            746              457            856             391
   Other accrued expenses....................        71,914        176,446           99,779        182,730         368,377
   Line of credit............................            --             --               --             --              --
   Variation margin on futures contracts.....            --             --               --             --              --
   Due to investment advisor for expense
     recoupment..............................            --             --               --             --              --
   Due to custodian for foreign cash.........            --             --               --             --              --
   Unrealized depreciation on forward foreign
     currency contracts......................            --             --               --      1,876,672              --
   Unrealized depreciation on swap
     contracts...............................            --             --               --             --              --
                                               ---------------------------------------------------------------------------
   Total liabilities.........................     1,272,949     11,051,306        5,886,985      5,197,175       6,788,781
                                               ---------------------------------------------------------------------------
   NET ASSETS................................  $258,710,352   $373,690,626     $249,794,333   $428,104,812    $236,827,114
                                               ===========================================================================
   *Cost
       Long-term investment securities
         (unaffiliated)......................  $209,388,786   $302,633,867     $217,320,295   $281,010,387    $164,192,032
                                               ===========================================================================
       Long-term investment securities
         (affiliated)........................  $         --   $         --     $         --   $         --    $         --
                                               ===========================================================================
       Short-term investment securities
         (unaffiliated)......................  $         --   $         --     $  5,138,000   $         --    $         --
                                               ===========================================================================
       Foreign cash..........................  $         --   $  2,899,703     $      5,530   $    501,763    $  5,109,596
                                               ===========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.........................  $369,468,051
   Long-term investment securities, at value
     (affiliated)*...........................            --
   Short-term investment securities, at value
     (unaffiliated)*.........................            --
   Repurchase agreements (cost equals market
     value)..................................    20,956,000
                                               ------------
   Total investments.........................   390,424,051
                                               ------------
   Cash......................................           275
   Foreign cash*.............................       535,088
   Due from broker...........................            --
   Receivables for --
     Fund shares sold........................       589,469
     Dividends and interest..................       376,557
     Investments sold........................        15,964
   Prepaid expenses and other assets.........        11,033
   Due from investment adviser for expense
     reimbursements/fee waivers..............            --
   Variation margin on futures contracts.....            --
   Unrealized appreciation on forward foreign
     currency contracts......................            --
   Swap premiums paid........................            --
   Unrealized appreciation on swap
     contracts...............................            --
                                               ------------
   Total assets..............................   391,952,437
                                               ------------



   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       187,373
     Investments purchased...................            --
     Accrued foreign tax on capital gains....            --
     Investment advisory and management
       fees..................................       272,222
     Service fees -- Class 2.................         8,644
     Service fees -- Class 3.................        66,284
     Trustees' fees and expenses.............           769
   Other accrued expenses....................       149,356
   Line of credit............................            --
   Variation margin on futures contracts.....            --
   Due to investment advisor for expense
     recoupment..............................            --
   Due to custodian for foreign cash.........            --
   Unrealized depreciation on forward foreign
     currency contracts......................            --
   Unrealized depreciation on swap
     contracts...............................            --
                                               ------------
   Total liabilities.........................       684,648
                                               ------------
   NET ASSETS................................  $391,267,789
                                               ============
   *Cost
       Long-term investment securities
         (unaffiliated)......................  $288,712,115
                                               ============
       Long-term investment securities
         (affiliated)........................  $         --
                                               ============
       Short-term investment securities
         (unaffiliated)......................  $         --
                                               ============
       Foreign cash..........................  $    529,331
                                               ============

    See Notes to Financial Statements

---------------------
    220

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2006

                                                 SMALL &      INTERNATIONAL                    INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL        DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES        EQUITIES        MARKETS
   ------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $207,480,798   $296,202,708     $ 349,289,505   $394,078,291    $137,754,901
   Accumulated undistributed net investment
     income (loss)...........................       262,747      5,310,962         1,170,292       (979,281)      2,019,335
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........    17,172,318      4,696,318      (131,065,214)   (72,445,453)     39,479,448
   Unrealized appreciation (depreciation) on
     investments.............................    33,794,489     67,472,035        30,398,082    104,718,503      57,149,901
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................            --             --                --      1,703,805         693,401
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............            --          8,603             1,668      1,029,111          18,340
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --             --                --           (164)       (288,212)
                                               ----------------------------------------------------------------------------
                                               $258,710,352   $373,690,626     $ 249,794,333   $428,104,812    $236,827,114
                                               ============================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................  $         --   $283,463,929     $ 217,409,060   $190,262,811    $177,186,567
   Shares of beneficial interest issued and
     outstanding.............................            --     19,786,059        15,370,839     20,308,692      10,002,118
   Net asset value, offering and redemption
     price per share.........................  $         --   $      14.33     $       14.14   $       9.37    $      17.71
                                               ============================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 49,773,137   $ 38,937,593     $  16,301,317   $ 59,175,941    $ 24,084,308
   Shares of beneficial interest issued and
     outstanding.............................     2,845,271      2,712,505         1,156,607      6,350,001       1,363,280
   Net asset value, offering and redemption
     price per share.........................  $      17.49   $      14.35     $       14.09   $       9.32    $      17.67
                                               ============================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................  $208,937,215   $ 51,289,104     $  16,083,956   $178,666,060    $ 35,556,239
   Shares of beneficial interest issued and
     outstanding.............................    11,963,159      3,576,595         1,143,622     19,194,565       2,015,379
   Net asset value, offering and redemption
     price per share.........................  $      17.47   $      14.34     $       14.06   $       9.31    $      17.64
                                               ============================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $299,776,499
   Accumulated undistributed net investment
     income (loss)...........................     4,363,452
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........     6,364,445
   Unrealized appreciation (depreciation) on
     investments.............................    80,755,936
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................            --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............         7,457
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --
                                               ------------
                                               $391,267,789
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $         --
   Shares of beneficial interest issued and
     outstanding.............................            --
   Net asset value, offering and redemption
     price per share.........................  $         --
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 68,774,304
   Shares of beneficial interest issued and
     outstanding.............................     4,060,990
   Net asset value, offering and redemption
     price per share.........................  $      16.94
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $322,493,485
   Shares of beneficial interest issued and
     outstanding.............................    19,051,985
   Net asset value, offering and redemption
     price per share.........................  $      16.93
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED JANUARY 31, 2006

                                                                                                                       WORLDWIDE
                                                               CASH        CORPORATE        GLOBAL       HIGH-YIELD       HIGH
                                                            MANAGEMENT        BOND           BOND           BOND         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)...............................  $13,549,862   $ 26,621,201   $  4,580,667   $ 28,206,231   $6,914,479
    Interest (affiliated).................................         --              --              --        110,000          --
    Dividends (unaffiliated)..............................         --          306,012         40,070        348,264       72,912
    Dividends (affiliated)................................         --              --              --            --           --
                                                            ---------------------------------------------------------------------
        Total investment income*..........................  13,549,862      26,927,213      4,620,737     28,664,495    6,987,391
                                                            ---------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...............   1,901,908       2,553,672        978,818      2,083,707      730,556
    Service fees:
      Class 2.............................................      80,373          93,665         27,062         64,639       12,081
      Class 3.............................................     298,692         296,561         57,690        119,890        3,650
    Custodian fees........................................      82,166         147,351        125,472        127,129       86,304
    Reports to shareholders...............................      57,461          88,263         26,114         61,051       16,198
    Audit and tax fees....................................      34,099          34,089         41,511         34,097       41,518
    Legal fees............................................       7,628           9,689          4,364          9,895        3,409
    Trustees' fees and expenses...........................      18,286          21,083          6,537         15,867        4,254
    Interest expense......................................         --              --             --          58,104          --
    Interest expense on securities sold short.............         --              --             --          87,693          --
    Other expenses........................................      14,033          16,852          6,800         16,640        5,573
                                                            ---------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly................   2,494,646       3,261,225      1,274,368      2,678,712      903,543
        Net (fees waived and expenses reimbursed)/recouped
        by investment advisor (Note 4)....................         --              --             --             --           --
        Custody credits earned on cash balances...........      (1,610)         (9,759)          (856)       (31,128)      (2,995)
        Fee paid indirectly (Note 5)......................         --              --             --             --           --
                                                            ---------------------------------------------------------------------
        Net expenses......................................   2,493,036       3,251,466      1,273,512      2,647,584      900,548
                                                            ---------------------------------------------------------------------
   Net investment income (loss)...........................  11,056,826      23,675,747      3,347,225     26,016,911    6,086,843
                                                            ---------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**....................................     (33,310)         67,089      2,314,293     23,124,240      687,445
    Net realized gain (loss) on investments
      (affiliated)........................................         --              --             --             --           --
    Net realized gain (loss) on securities sold short.....         --              --             --         (39,550)         --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts........................         --              --        (150,758)           --        99,101
    Net realized foreign exchange gain (loss) on other
      assets and liabilities..............................         --              --       9,190,203         13,525      192,252
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note 4)....         --              --             --             --           --
    Net increase from payments by affiliates (Note 4).....         --            4,325            --         241,586          --
                                                            ---------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..........................................     (33,310)         71,414     11,353,738     23,339,801      978,798
                                                            ---------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..........................      (4,090)    (16,332,038)   (11,069,507)   (14,027,333)     255,063
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)............................         --              --             --         (45,000)         --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts...........................................         --              --         518,161            --         7,065
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities........................         --              --         (62,060)       (24,901)      18,218
    Change in unrealized appreciation (depreciation) on
      securities sold short...............................         --              --             --          (8,818)         --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).........................         --              --             --             --           --
                                                            ---------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies............................................      (4,090)    (16,332,038)   (10,613,406)   (14,106,052)     280,346
                                                            ---------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies................................     (37,400)    (16,260,624)       740,332      9,233,749    1,259,144
                                                            ---------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS............................................  $11,019,426   $  7,415,123   $  4,087,557   $ 35,250,660   $7,345,987
                                                            =====================================================================

   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of........................................  $      --     $      1,241   $     42,427   $        --    $      170
                                                            =====================================================================
    ** Net of foreign withholding taxes on capital gains
       of.................................................  $      --     $        --    $        --    $        --    $      --
                                                            =====================================================================

    See Notes to Financial Statements

---------------------
    222

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2006


                                                                  SUNAMERICA     MFS TOTAL     TELECOM      EQUITY      EQUITY
                                                                   BALANCED       RETURN       UTILITY      INCOME      INDEX
   -----------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................  $ 5,216,464    $19,215,578   $   41,326   $  1,304   $   12,246
    Interest (affiliated)......................................        3,839            --           --         --           --
    Dividends (unaffiliated)...................................    2,947,114     12,169,062    2,307,634    154,719      801,047
    Dividends (affiliated).....................................          --             --           --         --         5,638
                                                                  --------------------------------------------------------------
        Total investment income*...............................    8,167,417     31,384,640    2,348,960    156,023      818,931
                                                                  --------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................    1,798,296      6,422,502      395,717     41,865      176,725
    Service fees:
      Class 2..................................................       37,370        216,320        6,985        --           --
      Class 3..................................................       30,559        428,788          497        --           --
    Custodian fees.............................................      138,696        280,790       35,834     43,502       55,418
    Reports to shareholders....................................       47,074        185,683        9,313      1,015        7,582
    Audit and tax fees.........................................       29,298         29,300       29,298     29,302       29,300
    Legal fees.................................................        7,487         16,496        3,361      1,765          810
    Trustees' fees and expenses................................       12,741         45,272        2,505        310        2,071
    Interest expense...........................................        8,952            495           36        --            92
    Interest expense on securities sold short..................          --             --           --         --           --
    Other expenses.............................................       16,194         40,109        5,813      4,353        4,961
                                                                  --------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly.............................    2,126,667      7,665,755      489,359    122,112      276,959
        Net (fees waived and expenses reimbursed)/recouped by
          investment advisor (Note 4)..........................          --             --           --     (34,386)     (33,889)
        Custody credits earned on cash balances................       (1,549)        (4,573)        (166)      (774)         (75)
        Fee paid indirectly (Note 5)...........................      (48,556)      (117,376)     (15,734)       --           --
                                                                  --------------------------------------------------------------
        Net expenses...........................................    2,076,562      7,543,806      473,459     86,952      242,995
                                                                  --------------------------------------------------------------
   Net investment income (loss)................................    6,090,855     23,840,834    1,875,501     69,071      575,936
                                                                  --------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...   16,069,533     38,577,075    3,055,603    307,663     (631,638)
    Net realized gain (loss) on investments (affiliated).......         (110)           --           --         --          (214)
    Net realized gain (loss) on securities sold short..........          --             --           --         --           --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................          --             --           --         --        31,749
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................          --         (15,840)        (368)       --           --
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............       (4,394)           --           --         --           --
    Net increase from payments by affiliates (Note 4)..........          --             --        63,269        --           134
                                                                  --------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................   16,065,029     38,561,235    3,118,504    307,663     (599,969)
                                                                  --------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................  (10,128,923)    (7,804,880)     331,376    273,012    4,145,354
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................       (2,544)           --           --         --       (14,329)
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........          --             --           --         --         4,237
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................          --          (2,046)         --         --           --
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................          --             --           --         --           --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................          --             --           --         --           --
                                                                  --------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................  (10,131,467)    (7,806,926)     331,376    273,012    4,135,262
                                                                  --------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................    5,933,562     30,754,309    3,449,880    580,675    3,535,293
                                                                  --------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $12,024,417    $54,595,143   $5,325,381   $649,746   $4,111,229
                                                                  --------------------------------------------------------------
                                                                  --------------------------------------------------------------
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $     5,584    $   107,431   $  45,176    $    699   $      --
                                                                  --------------------------------------------------------------
                                                                  --------------------------------------------------------------
    ** Net of foreign withholding taxes on capital gains of....  $       --     $       --    $      --    $    --    $      --
                                                                  --------------------------------------------------------------
                                                                  --------------------------------------------------------------

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2006

                                                                           FEDERATED       DAVIS
                                                             GROWTH-       AMERICAN       VENTURE       "DOGS" OF      ALLIANCE
                                                              INCOME        LEADERS        VALUE       WALL STREET      GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)..............................  $    377,507   $   234,609   $    710,243   $   33,363    $    122,864
    Interest (affiliated)................................           --            --             --           --              --
    Dividends (unaffiliated).............................     9,274,791     5,341,647     41,059,709    3,344,912       7,493,640
    Dividends (affiliated)...............................           --            --         351,037          --              --
                                                           ----------------------------------------------------------------------
        Total investment income*.........................     9,652,298     5,576,256     42,120,989    3,378,275       7,616,504
                                                           ----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees..............     4,541,682     1,737,085     16,806,927      685,802       6,126,785
    Service fees:
      Class 2............................................        63,984        33,225        326,087       31,697         110,105
      Class 3............................................        50,198       103,810        733,282       33,016         235,789
    Custodian fees.......................................       163,309        71,889        588,408       48,001         198,345
    Reports to shareholders..............................       134,456        45,146        436,277       18,854         179,356
    Audit and tax fees...................................        29,292        29,278         29,292       29,297          29,308
    Legal fees...........................................        14,162         5,586         35,137        3,936          17,443
    Trustees' fees and expenses..........................        38,357        11,816        109,030        5,471          46,314
    Interest expense.....................................        10,823           --             --           289           6,407
    Interest expense on securities sold short............           --            --             --           --              --
    Other expenses.......................................        39,455        13,801         93,790        7,181          45,043
                                                           ----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly...............     5,085,718     2,051,636     19,158,230      863,544       6,994,895
        Net (fees waived and expenses
          reimbursed)/recouped by investment advisor
          (Note 4).......................................           --            --             --           --              --
        Custody credits earned on cash balances..........          (890)         (637)        (1,764)        (845)         (1,031)
        Fee paid indirectly (Note 5).....................      (117,857)     (115,648)       (86,512)      (2,636)       (216,438)
                                                           ----------------------------------------------------------------------
        Net expenses.....................................     4,966,971     1,935,351     19,069,954      860,063       6,777,426
                                                           ----------------------------------------------------------------------
   Net investment income (loss)..........................     4,685,327     3,640,905     23,051,035    2,518,212         839,078
                                                           ----------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**...................................    57,477,401    23,642,428    127,053,523    3,125,985     137,955,080
    Net realized gain (loss) on investments
      (affiliated).......................................           --            --       1,786,499          --              --
    Net realized gain (loss) on securities sold short....           --            --             --           --              --
    Net realized gain (loss) on futures contracts,
      options contracts and swap contracts...............           --            --             --           --              --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities.............................           --            --         (85,771)         --              --
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note 4)...           --            --             --           --              --
    Net increase from payments by affiliates (Note 4)....           --            --             --           --              --
                                                           ----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.........................................    57,477,401    23,642,428    128,754,251    3,125,985     137,955,080
                                                           ----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).........................    40,644,759    (7,242,267)   152,058,031   (2,761,006)    112,763,088
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)...........................           --            --        (663,665)         --              --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts..........................................           --            --             --           --              --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.......................           --            --         (48,055)         --              --
    Change in unrealized appreciation (depreciation) on
      securities sold short..............................           --            --             --           --              --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)........................           --            --             --           --              --
                                                           ----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies...........................................    40,644,759    (7,242,267)   151,346,311   (2,761,006)    112,763,088
                                                           ----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...............................    98,122,160    16,400,161    280,100,562      364,979     250,718,168
                                                           ----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................  $102,807,487   $20,041,066   $303,151,597   $2,883,191    $251,557,246
                                                           ======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.......................................  $      6,884   $    27,640   $  1,021,240   $      --     $    135,710
                                                           ======================================================================
    ** Net of foreign withholding taxes on capital gains
       of................................................  $        --    $       --    $        --    $      --     $        --
                                                           ======================================================================

    See Notes to Financial Statements

---------------------
    224

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2006

                                                                                MFS
                                                               GOLDMAN     MASSACHUSETTS     PUTNAM         BLUE
                                                                SACHS        INVESTORS       GROWTH:        CHIP         REAL
                                                               RESEARCH        TRUST         VOYAGER       GROWTH       ESTATE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated).................................  $   13,077    $    92,684    $    30,367   $   39,583   $   353,521
    Interest (affiliated)...................................         --             --             --           --            --
    Dividends (unaffiliated)................................     412,701      3,730,622      1,924,390      477,418     5,481,775
    Dividends (affiliated)..................................         --             --          35,310          --            --
                                                              -------------------------------------------------------------------
        Total investment income*............................     425,778      3,823,306      1,990,067      517,001     5,835,296
                                                              -------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees.................     235,158      1,887,939      1,891,264      355,921     1,778,666
    Service fees:
      Class 2...............................................       9,099         45,499         13,613       19,379        46,866
      Class 3...............................................       3,518        104,684         10,710       22,445       100,356
    Custodian fees..........................................      37,449         97,377         85,556       48,254        69,557
    Reports to shareholders.................................       4,416         48,080         37,504        7,951        45,247
    Audit and tax fees......................................      29,303         29,278         29,304       29,301        29,292
    Legal fees..............................................       1,220          6,349          5,713        1,226         5,682
    Trustees' fees and expenses.............................       1,222         12,606         10,726        2,352        10,631
    Interest expense........................................          31          2,026          9,585          888            95
    Interest expense on securities sold short...............         --             --             --           --            --
    Other expenses..........................................       4,908         14,509         14,268        5,845        11,688
                                                              -------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly..................     326,324      2,248,347      2,108,243      493,562     2,098,080
        Net (fees waived and expenses reimbursed)/recouped
          by investment advisor (Note 4)....................      35,917            --         (73,839)     (18,880)          --
        Custody credits earned on cash balances.............      (1,174)        (3,240)          (217)        (670)         (132)
        Fee paid indirectly (Note 5)........................      (3,022)       (29,222)       (82,286)     (25,841)         (618)
                                                              -------------------------------------------------------------------
        Net expenses........................................     358,045      2,215,885      1,951,901      448,171     2,097,330
                                                              -------------------------------------------------------------------
   Net investment income (loss).............................      67,733      1,607,421         38,166       68,830     3,737,966
                                                              -------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**......................................   3,061,527     24,369,831     28,668,799    2,217,541    28,527,320
    Net realized gain (loss) on investments (affiliated)....         --             --             --           --            --
    Net realized gain (loss) on securities sold short.......         --             --             --           --            --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts..........................         --             --             --           --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities................................          (2)        (6,822)        (1,779)         --        (21,191)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4).........         --             --             --           --            --
    Net increase from payments by affiliates (Note 4).......         --             --             --           --            --
                                                              -------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies............................................   3,061,525     24,363,009     28,667,020    2,217,541    28,506,129
                                                              -------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)............................    (957,741)     5,011,672     (4,500,257)   1,648,371    30,473,981
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)..............................         --             --         (53,286)         --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts.............................................         --             --             --           --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities..........................         --          (1,428)           --           --           (249)
    Change in unrealized appreciation (depreciation) on
      securities sold short.................................         --             --             --           --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)...........................         --             --             --           --            --
                                                              -------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies..............................................    (957,741)     5,010,244     (4,553,543)   1,648,371    30,473,732
                                                              -------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies..................................   2,103,784     29,373,253     24,113,477    3,865,912    58,979,861
                                                              -------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................  $2,171,517    $30,980,674    $24,151,643   $3,934,742   $62,717,827
                                                              ===================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of..........................................  $      126    $    60,561    $     2,597   $      --    $       --
                                                              ===================================================================
    ** Net of foreign withholding taxes on capital gains
       of...................................................  $      --     $       --     $       --    $      --    $       --
                                                              ===================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2006


                                                 SMALL          MFS
                                                COMPANY       MID-CAP      AGGRESSIVE       GROWTH         MARSICO
                                                 VALUE        GROWTH         GROWTH      OPPORTUNITIES     GROWTH      TECHNOLOGY
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)..................  $   12,837   $   188,934   $    497,730    $   51,319     $    70,967   $   24,186
    Interest (affiliated)....................         --            --             --            --              --           --
    Dividends (unaffiliated).................     148,081     1,099,436      1,169,152        92,901       1,265,650      133,027
    Dividends (affiliated)...................         --            --             --            --              --           --
                                               ----------------------------------------------------------------------------------
        Total investment income*.............     160,918     1,288,370      1,666,882       144,220       1,336,617      157,213
                                               ----------------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management
      fees...................................      99,827     1,944,998      1,406,145       211,187       1,206,897      442,186
    Service fees:
      Class 2................................         --         77,064         20,288         9,692          66,961       15,090
      Class 3................................          96       154,316         22,327        10,770          67,466       23,682
    Custodian fees...........................      37,063        82,650         66,671        45,546          52,841       36,182
    Reports to shareholders..................       1,838        46,500         36,158         2,758          26,971        7,248
    Audit and tax fees.......................      36,804        29,288         29,652        29,305          29,303       29,303
    Legal fees...............................       1,157         5,834          5,452           700           3,918        2,750
    Trustees' fees and expenses..............         471        12,084          9,243         1,276           6,438        1,996
    Interest expense.........................         --          1,018            --            --              338          239
    Interest expense on securities sold
      short..................................         --            --             --            --              --           --
    Other expenses...........................       4,501        14,667         11,572         5,356           8,462        5,958
                                               ----------------------------------------------------------------------------------
        Total expenses before fee waivers,
          expense reimbursements, expense
          recoupments, custody credits and
          fees paid indirectly...............     181,757     2,368,419      1,607,508       316,590       1,469,595      564,634
        Net (fees waived and expenses
          reimbursed)/recouped by investment
          advisor (Note 4)...................     (21,926)          --             --        (14,243)            --           --
        Custody credits earned on cash
          balances...........................         (49)       (2,108)        (1,029)         (324)           (827)        (192)
        Fee paid indirectly (Note 5).........         --        (76,361)       (89,579)       (8,351)        (29,310)     (19,814)
                                               ----------------------------------------------------------------------------------
        Net expenses.........................     159,782     2,289,950      1,516,900       293,672       1,439,458      544,628
                                               ----------------------------------------------------------------------------------
   Net investment income (loss)..............       1,136    (1,001,580)       149,982      (149,452)       (102,841)    (387,415)
                                               ----------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**.......................   1,751,166    21,825,965     47,259,308     3,778,543      12,105,699      533,917
    Net realized gain (loss) on investments
      (affiliated)...........................                       --             --            --              --           --
    Net realized gain (loss) on securities
      sold short.............................       1,507           --             --            --              --           --
    Net realized gain (loss) on futures
      contracts, options contracts and swap
      contracts..............................         --            --             --            --            3,514          --
    Net realized foreign exchange gain (loss)
      on other assets and liabilities........          (3)       (2,280)           --            --               29          --
    Net realized gain (loss) on disposal of
      investments, in violation of investment
      restrictions (Note 4)..................         --            --             --            --              --           --
    Net increase from payments by affiliates
      (Note 4)...............................         --            --          51,730           --              --           --
                                               ----------------------------------------------------------------------------------
    Net realized gain (loss) on investments
      and foreign currencies.................   1,752,670    21,823,685     47,311,038     3,778,543      12,109,242      533,917
                                               ----------------------------------------------------------------------------------
    Change in unrealized appreciation
      (depreciation) on investments
      (unaffiliated).........................     259,905     8,841,199    (19,632,022)    1,810,370      12,797,801    5,349,127
    Change in unrealized appreciation
      (depreciation) on investments
      (affiliated)...........................      (1,639)          --             --            --              --           --
    Change in unrealized appreciation
      (depreciation) on futures contracts,
      options contracts and swap contracts...         --            --             --            --              --           --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities............................         --            172            --            --           (8,219)         --
    Change in unrealized appreciation
      (depreciation) on securities sold
      short..................................         --            --             --            --              --           --
    Change in accrued capital gains tax on
      unrealized appreciation
      (depreciation).........................         --            --             --            --              --           --
                                               ----------------------------------------------------------------------------------
   Net unrealized gain (loss) on investments
    and foreign currencies...................     258,266     8,841,371    (19,632,022)    1,810,370      12,789,582    5,349,127
                                               ----------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
    investments and foreign currencies.......   2,010,936    30,665,056     27,679,016     5,588,913      24,898,824    5,883,044
                                               ----------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS................  $2,012,072   $29,663,476   $ 27,828,998    $5,439,461     $24,795,983   $5,495,629
                                               ==================================================================================
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of.............  $      240   $     3,185   $        --     $      863     $    18,930   $      --
                                               ==================================================================================
    ** Net of foreign withholding taxes on
       capital gains of......................  $      --    $       --    $        --     $      --      $       --    $      --
                                               ==================================================================================

    See Notes to Financial Statements

---------------------
    226

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2006

                                                                   SMALL &     INTERNATIONAL
                                                                   MID CAP      GROWTH AND       GLOBAL
                                                                    VALUE         INCOME        EQUITIES
   -------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................  $   146,264    $    75,795    $    29,713
    Interest (affiliated)......................................          --             --             --
    Dividends (unaffiliated)...................................    2,783,075      9,326,921      3,375,933
    Dividends (affiliated).....................................          --             --          10,942
                                                                 -----------------------------------------
        Total investment income*...............................    2,929,339      9,402,716      3,416,588
                                                                 -----------------------------------------
   EXPENSES:
    Investment advisory and management fees....................    2,081,866      3,170,686      1,764,053
    Service fees:
      Class 2..................................................       69,616         54,089         19,399
      Class 3..................................................      414,264        106,988         26,617
    Custodian fees.............................................       63,312        413,568        163,476
    Reports to shareholders....................................       46,116         65,772         40,039
    Audit and tax fees.........................................       30,596         41,505         41,498
    Legal fees.................................................        6,011          7,458          5,742
    Trustees' fees and expenses................................        9,444         15,678         10,313
    Interest expense...........................................           72          9,791          1,944
    Interest expense on securities sold short..................          --             --             --
    Other expenses.............................................        9,527         16,302         13,003
                                                                 -----------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................    2,730,824      3,901,837      2,086,084
        Net (fees waived and expenses reimbursed)/recouped by
         investment advisor (Note 4)...........................          --             --             --
        Custody credits earned on cash balances................       (2,776)        (1,787)        (1,266)
        Fee paid indirectly (Note 5)...........................      (61,512)      (105,044)       (48,675)
                                                                 -----------------------------------------
        Net expenses...........................................    2,666,536      3,795,006      2,036,143
                                                                 -----------------------------------------
   Net investment income (loss)................................      262,803      5,607,710      1,380,445
                                                                 -----------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...   17,172,008     56,948,273     59,707,241
    Net realized gain (loss) on investments (affiliated).......          --             --       1,234,904
    Net realized gain (loss) on securities sold short..........          --             --             --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................          --             --             --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................          (56)      (264,736)      (198,603)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............          --             --             --
    Net increase from payments by affiliates (Note 4)..........          --             --             --
                                                                 -----------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................   17,171,952     56,683,537     60,743,542
                                                                 -----------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................   13,395,395      9,731,836     (6,224,495)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................          --             --      (1,824,108)
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........          --             --             --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................          --          (2,128)         1,566
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................          --             --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................          --             --           3,518
                                                                 -----------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................   13,395,395      9,729,708     (8,043,519)
                                                                 -----------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................   30,567,347     66,413,245     52,700,023
                                                                 -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $30,830,150    $72,020,955    $54,080,468
                                                                 =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $     6,883    $   899,280    $   195,443
                                                                 =========================================
    ** Net of foreign withholding taxes on capital gains of....  $       --     $       --     $    21,528
                                                                 =========================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2006


                                                                 INTERNATIONAL
                                                                  DIVERSIFIED     EMERGING       FOREIGN
                                                                   EQUITIES        MARKETS        VALUE
   -------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................   $   919,789    $   123,193   $   419,590
    Interest (affiliated)......................................           --             --            --
    Dividends (unaffiliated)...................................     8,005,043      5,015,691     7,901,325
    Dividends (affiliated).....................................           --             --            --
                                                                 -----------------------------------------
        Total investment income*...............................     8,924,832      5,138,884     8,320,915
                                                                 -----------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     3,392,695      1,997,925     2,663,801
    Service fees:
      Class 2..................................................        74,734         25,358        93,238
      Class 3..................................................       335,069         50,662       620,023
    Custodian fees.............................................       421,752        422,541       309,234
    Reports to shareholders....................................        71,709         34,594        67,727
    Audit and tax fees.........................................        41,507         41,520        42,811
    Legal fees.................................................         7,324          4,633         7,692
    Trustees' fees and expenses................................        16,441          7,162        13,684
    Interest expense...........................................           --             577           --
    Interest expense on securities sold short..................           --             --            --
    Other expenses.............................................        22,414          9,752        12,396
                                                                 -----------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................     4,383,645      2,594,724     3,830,606
        Net (fees waived and expenses reimbursed)/recouped by
         investment advisor (Note 4)...........................           --             --            --
        Custody credits earned on cash balances................          (515)          (166)       (2,356)
        Fee paid indirectly (Note 5)...........................           --        (158,802)      (38,783)
                                                                 -----------------------------------------
        Net expenses...........................................     4,383,130      2,435,756     3,789,467
                                                                 -----------------------------------------
   Net investment income (loss)................................     4,541,702      2,703,128     4,531,448
                                                                 -----------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...    12,510,451     50,248,899     6,369,165
    Net realized gain (loss) on investments (affiliated).......           --             --            --
    Net realized gain (loss) on securities sold short..........           --             --            --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................     8,956,622        246,417           --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................    (5,834,741)      (461,229)      (59,303)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............           --             --            --
    Net increase from payments by affiliates (Note 4)..........           --             --            --
                                                                 -----------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................    15,632,332     50,034,087     6,309,862
                                                                 -----------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................    58,785,069     24,884,179    43,278,010
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................           --             --            --
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........       979,190        632,653           --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................     1,808,913         22,283        (6,016)
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --             --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................       119,316       (151,488)          --
                                                                 -----------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................    61,692,488     25,387,627    43,271,994
                                                                 -----------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................    77,324,820     75,421,714    49,581,856
                                                                 -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................   $81,866,522    $78,124,842   $54,113,304
                                                                 =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................   $   584,747    $   622,428   $   775,668
                                                                 =========================================
    ** Net of foreign withholding taxes on capital gains of....   $   102,578    $   309,138   $       --
                                                                 =========================================

    See Notes to Financial Statements

---------------------
    228

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                                       CASH                        CORPORATE                       GLOBAL
                                                    MANAGEMENT                       BOND                           BOND
                                            ---------------------------   ---------------------------   ----------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2006           2005           2006           2005           2006           2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 11,056,826   $  3,430,735   $ 23,675,747   $ 21,112,443   $  3,347,225   $  3,690,323
   Net realized gain (loss) on investments
     and foreign currencies...............       (33,310)       (25,757)        71,414      3,926,557     11,353,738      3,267,386
   Net unrealized gain (loss) on
     investments and foreign currencies...        (4,090)       (54,986)   (16,332,038)    (1,472,016)   (10,613,406)    (1,366,689)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    11,019,426      3,349,992      7,415,123     23,566,984      4,087,557      5,591,020
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,185,296)    (1,890,182)   (12,863,114)   (13,711,279)    (3,205,783)           --
   Net investment income -- Class 2.......      (422,607)      (369,185)    (2,761,786)    (2,999,266)      (583,096)           --
   Net investment income -- Class 3.......      (822,834)      (611,116)    (5,493,418)    (3,450,347)      (733,249)           --
   Net realized gain on
     securities -- Class 1................           --             --             --             --        (544,061)    (1,206,592)
   Net realized gain on
     securities -- Class 2................           --             --             --             --        (103,602)      (179,268)
   Net realized gain on
     securities -- Class 3................           --             --             --             --        (134,483)      (170,634)
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....    (3,430,737)    (2,870,483)   (21,118,318)   (20,160,892)    (5,304,274)    (1,556,494)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (39,348,669)    34,514,420     62,752,609     69,208,272      9,316,354     (4,594,450)
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (31,759,980)    34,993,929     49,049,414     72,614,364      8,099,637       (559,924)
   NET ASSETS:
   Beginning of period....................  $393,882,751   $358,888,822   $435,516,465   $362,902,101   $137,033,294   $137,593,218
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $362,122,771   $393,882,751   $484,565,879   $435,516,465   $145,132,931   $137,033,294
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 11,056,824   $  3,430,737   $ 23,589,790   $ 21,021,368   $ 12,081,505   $  4,564,524
                                            ========================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    HIGH-YIELD                    WORLDWIDE                     SUNAMERICA
                                                       BOND                      HIGH INCOME                     BALANCED
                                            ---------------------------   --------------------------   ----------------------------
                                              FOR THE        FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2006           2005          2006           2005           2006           2005
   --------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 26,016,911   $ 30,498,650   $ 6,086,843   $  6,980,901   $  6,090,855   $  6,658,955
   Net realized gain (loss) on investments
     and foreign currencies...............    23,339,801     17,347,127       978,798        797,478     16,065,029     18,459,797
   Net unrealized gain (loss) on
     investments and foreign currencies...   (14,106,052)      (828,824)      280,346       (232,049)   (10,131,467)   (11,437,445)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    35,250,660     47,016,953     7,345,987      7,546,330     12,024,417     13,681,307
                                            ---------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......   (22,251,255)   (23,924,549)   (6,318,034)    (5,364,247)    (5,819,239)    (4,353,872)
   Net investment income -- Class 2.......    (4,012,391)    (3,782,749)     (632,063)      (463,427)      (565,239)      (366,691)
   Net investment income -- Class 3.......    (4,536,697)    (3,381,283)     (117,137)       (76,010)      (274,477)      (143,990)
   Net realized gain on
     securities -- Class 1................           --             --            --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --            --             --             --             --
   Net realized gain on
     securities -- Class 3................           --             --            --             --             --             --
                                            ---------------------------------------------------------------------------------------
   Total distributions to shareholders....   (30,800,343)   (31,088,581)   (7,067,234)    (5,903,684)    (6,658,955)    (4,864,553)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (22,029,425)   (44,450,550)   (5,403,896)    (6,272,932)   (59,008,396)   (46,788,876)
                                            ---------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (17,579,108)   (28,522,178)   (5,125,143)    (4,630,286)   (53,642,934)   (37,972,122)
   NET ASSETS:
   Beginning of period....................  $356,033,270   $384,555,448   $95,544,677   $100,174,963   $314,559,922   $352,532,044
                                            ---------------------------------------------------------------------------------------
   End of period+.........................  $338,454,162   $356,033,270   $90,419,534   $ 95,544,677   $260,916,988   $314,559,922
                                            =======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 24,124,393   $ 28,894,170   $ 6,069,527   $  6,817,919   $  6,305,306   $  6,658,955
                                            =======================================================================================

    See Notes to Financial Statements

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                      MFS TOTAL                      TELECOM                      EQUITY
                                                       RETURN                        UTILITY                      INCOME
                                            -----------------------------   -------------------------   --------------------------
                                               FOR THE         FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                              YEAR ENDED      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                             JANUARY 31,     JANUARY 31,    JANUARY 31,   JANUARY 31,   JANUARY 31,   JANUARY 31,
                                                 2006            2005          2006          2005          2006           2005
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   23,840,834   $ 20,860,708   $ 1,875,501   $ 2,181,594   $    69,071   $   103,475
   Net realized gain (loss) on investments
     and foreign currencies...............      38,561,235     55,082,062     3,118,504     2,040,370       307,663       635,968
   Net unrealized gain (loss) on
     investments and foreign currencies...      (7,806,926)    (2,639,522)      331,376     2,853,183       273,012      (373,749)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      54,595,143     73,303,248     5,325,381     7,075,147       649,746       365,694
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (14,429,889)    (1,193,424)   (1,968,646)   (2,411,087)     (103,475)     (101,135)
   Net investment income -- Class 2.......      (2,908,052)      (249,227)     (205,269)     (191,650)          --            --
   Net investment income -- Class 3.......      (3,528,055)      (190,281)       (8,345)       (3,795)          --            --
   Net realized gain on
     securities -- Class 1................     (31,346,814)           --            --            --        (36,998)          --
   Net realized gain on
     securities -- Class 2................      (6,746,474)           --            --            --            --            --
   Net realized gain on
     securities -- Class 3................      (8,578,727)           --            --            --            --            --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....     (67,538,011)    (1,632,932)   (2,182,260)   (2,606,532)     (140,473)     (101,135)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................      84,846,752     46,780,601   (10,063,290)   (3,953,764)   (1,871,669)   (1,815,882)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      71,903,884    118,450,917    (6,920,169)      514,851    (1,362,396)   (1,551,323)
   NET ASSETS:
   Beginning of period....................  $  949,243,351   $830,792,434   $55,435,199   $54,920,348   $ 7,163,825   $ 8,715,148
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $1,021,147,235   $949,243,351   $48,515,030   $55,435,199   $ 5,801,429   $ 7,163,825
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   24,568,510   $ 20,865,204   $ 1,875,133   $ 2,182,259   $    69,523   $   103,475
                                            ======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                          FEDERATED
                                                     EQUITY                                                AMERICAN
                                                      INDEX                     GROWTH-INCOME              LEADERS
                                            -------------------------   ------------------------------   ------------
                                              FOR THE       FOR THE        FOR THE         FOR THE         FOR THE
                                            YEAR ENDED    YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED
                                            JANUARY 31,   JANUARY 31,    JANUARY 31,     JANUARY 31,     JANUARY 31,
                                               2006          2005           2006             2005            2006
   ------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   575,936   $   677,645   $   4,685,327   $    4,265,493   $  3,640,905
   Net realized gain (loss) on investments
     and foreign currencies...............     (599,969)     (436,748)     57,477,401       38,450,028     23,642,428
   Net unrealized gain (loss) on
     investments and foreign currencies...    4,135,262     2,281,501      40,644,759        2,515,014     (7,242,267)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    4,111,229     2,522,398     102,807,487       45,230,535     20,041,066
                                            -------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (677,645)     (509,205)     (4,017,720)      (6,063,355)    (2,854,677)
   Net investment income -- Class 2.......          --            --         (178,940)        (263,902)      (310,782)
   Net investment income -- Class 3.......          --            --          (68,833)         (81,963)      (592,105)
   Net realized gain on
     securities -- Class 1................          --            --              --               --             --
   Net realized gain on
     securities -- Class 2................          --            --              --               --             --
   Net realized gain on
     securities -- Class 3................          --            --              --               --             --
                                            -------------------------------------------------------------------------
   Total distributions to shareholders....     (677,645)     (509,205)     (4,265,493)      (6,409,220)    (3,757,564)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (8,589,063)   (4,840,219)   (213,974,870)    (186,104,466)   (27,972,201)
                                            -------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (5,155,479)   (2,827,026)   (115,432,876)    (147,283,151)   (11,688,699)
   NET ASSETS:
   Beginning of period....................  $46,789,141   $49,616,167   $ 895,002,528   $1,042,285,679   $259,765,549
                                            -------------------------------------------------------------------------
   End of period+.........................  $41,633,662   $46,789,141   $ 779,569,652   $  895,002,528   $248,076,850
                                            =========================================================================
   + Includes accumulated undistributed
     net investment income (loss).........  $     6,411   $   677,645   $   4,685,327   $    4,265,493   $  3,640,906
                                            =========================================================================

                                              FEDERATED
                                              AMERICAN
                                               LEADERS
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2005
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,757,564
   Net realized gain (loss) on investments
     and foreign currencies...............     9,673,178
   Net unrealized gain (loss) on
     investments and foreign currencies...     3,623,132
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    17,053,874
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,964,675)
   Net investment income -- Class 2.......      (300,969)
   Net investment income -- Class 3.......      (325,862)
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....    (3,591,506)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (9,560,377)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     3,901,991
   NET ASSETS:
   Beginning of period....................  $255,863,558
                                            -------------
   End of period+.........................  $259,765,549
                                            =============
   + Includes accumulated undistributed
     net investment income (loss).........  $  3,757,565
                                            =============

    See Notes to Financial Statements

---------------------
    232

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         DAVIS
                                                        VENTURE                        "DOGS" OF               ALLIANCE
                                                         VALUE                        WALL STREET               GROWTH
                                            ------------------------------------------------------------------------------
                                               FOR THE          FOR THE         FOR THE        FOR THE         FOR THE
                                              YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                             JANUARY 31,      JANUARY 31,     JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                 2006             2005            2006           2005            2006
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   23,051,035   $   22,588,542   $  2,518,212   $  2,654,779   $      839,078
   Net realized gain (loss) on investments
     and foreign currencies...............     128,754,251       52,560,469      3,125,985      6,409,951      137,955,080
   Net unrealized gain (loss) on
     investments and foreign currencies...     151,346,311      149,429,492     (2,761,006)    (2,132,761)     112,763,088
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     303,151,597      224,578,503      2,883,191      6,931,969      251,557,246
                                            ------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (18,005,806)     (16,496,340)    (1,851,910)    (2,297,666)      (3,160,668)
   Net investment income -- Class 2.......      (1,881,106)      (1,530,453)      (490,187)      (501,256)        (190,273)
   Net investment income -- Class 3.......      (2,453,027)      (1,254,311)      (312,680)      (254,247)        (175,559)
   Net realized gain on
     securities -- Class 1................             --               --        (153,136)           --               --
   Net realized gain on
     securities -- Class 2................             --               --         (43,089)           --               --
   Net realized gain on
     securities -- Class 3................             --               --         (28,689)           --               --
                                            ------------------------------------------------------------------------------
   Total distributions to shareholders....     (22,339,939)     (19,281,104)    (2,879,691)    (3,053,169)      (3,526,500)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (227,004,667)    (113,757,494)   (25,974,706)    (8,844,070)    (178,333,074)
                                            ------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      53,806,991       91,539,905    (25,971,206)    (4,965,270)      69,697,672
   NET ASSETS:
   Beginning of period....................  $2,360,089,562   $2,268,549,657   $126,925,201   $131,890,471   $1,016,007,927
                                            ------------------------------------------------------------------------------
   End of period+.........................  $2,413,896,553   $2,360,089,562   $100,953,995   $126,925,201   $1,085,705,599
                                            ==============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   22,965,263   $   22,339,938   $  2,518,213   $  2,654,778   $      839,078
                                            ==============================================================================


                                               ALLIANCE
                                                GROWTH
                                            ---------------
                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2005
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $    3,526,500
   Net realized gain (loss) on investments
     and foreign currencies...............      39,833,777
   Net unrealized gain (loss) on
     investments and foreign currencies...     (31,020,769)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............      12,339,508
                                            ---------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (2,962,192)
   Net investment income -- Class 2.......        (130,653)
   Net investment income -- Class 3.......         (59,077)
   Net realized gain on
     securities -- Class 1................             --
   Net realized gain on
     securities -- Class 2................             --
   Net realized gain on
     securities -- Class 3................             --
                                            ---------------
   Total distributions to shareholders....      (3,151,922)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (194,276,263)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (185,088,677)
   NET ASSETS:
   Beginning of period....................  $1,201,096,604
                                            ---------------
   End of period+.........................  $1,016,007,927
                                            ===============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    3,526,500
                                            ===============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                  GOLDMAN SACHS              MFS MASSACHUSETTS               PUTNAM GROWTH:
                                                    RESEARCH                  INVESTORS TRUST                   VOYAGER
                                            --------------------------------------------------------------------------------------
                                              FOR THE       FOR THE       FOR THE        FOR THE        FOR THE         FOR THE
                                            YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,   JANUARY 31,   JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                               2006          2005           2006           2005           2006           2005
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    67,733   $   108,307   $  1,607,421   $  1,968,073   $     38,166   $  1,309,456
   Net realized gain (loss) on investments
     and foreign currencies...............    3,061,525     3,878,635     24,363,009     11,696,225     28,667,020     17,888,719
   Net unrealized gain (loss) on
     investments and foreign currencies...     (957,741)   (1,134,540)     5,010,244      9,687,668     (4,553,543)   (22,639,574)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    2,171,517     2,852,402     30,980,674     23,351,966     24,151,643     (3,441,399)
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (84,173)          --      (1,518,197)    (1,742,181)    (1,248,616)      (326,945)
   Net investment income -- Class 2.......      (20,383)          --        (195,630)      (205,725)       (42,325)           --
   Net investment income -- Class 3.......       (3,751)          --        (251,013)      (177,218)       (18,515)           --
   Net realized gain on
     securities -- Class 1................          --            --             --             --             --             --
   Net realized gain on
     securities -- Class 2................          --            --             --             --             --             --
   Net realized gain on
     securities -- Class 3................          --            --             --             --             --             --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....     (108,307)          --      (1,964,840)    (2,125,124)    (1,309,456)      (326,945)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (4,537,465)   (4,638,673)   (36,970,950)   (25,758,419)   (52,311,739)   (52,761,073)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (2,474,255)   (1,786,271)    (7,955,116)    (4,531,577)   (29,469,552)   (56,529,417)
   NET ASSETS:
   Beginning of period....................  $29,067,883   $30,854,154   $278,779,351   $283,310,928   $245,222,461   $301,751,878
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $26,593,628   $29,067,883   $270,824,235   $278,779,351   $215,752,909   $245,222,461
                                            ======================================================================================
   + Includes accumulated undistributed
     net investment income (loss).........  $    67,731   $   108,307   $  1,600,599   $  1,964,840   $     36,387   $  1,309,456
                                            ======================================================================================

    See Notes to Financial Statements

---------------------
    234

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    BLUE CHIP                      REAL                     SMALL COMPANY
                                                     GROWTH                       ESTATE                        VALUE
                                            ------------------------------------------------------------------------------------
                                              FOR THE       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                            YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                            JANUARY 31,   JANUARY 31,   JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,
                                               2006          2005           2006           2005          2006           2005
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $    68,830   $   256,511   $  3,737,966   $  4,450,910   $     1,136   $    62,583
   Net realized gain (loss) on investments
     and foreign currencies...............    2,217,541     3,384,232     28,506,129     19,377,200     1,752,670       834,738
   Net unrealized gain (loss) on
     investments and foreign currencies...    1,648,371    (3,308,308)    30,473,732      8,269,383       258,266     1,049,977
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    3,934,742       332,435     62,717,827     32,097,493     2,012,072     1,947,298
                                            ------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (169,943)      (47,828)    (3,090,509)    (3,863,945)      (61,951)          --
   Net investment income -- Class 2.......      (55,361)       (4,559)      (584,811)      (682,999)          --            --
   Net investment income -- Class 3.......      (31,207)          --        (775,811)      (566,627)         (632)          --
   Net realized gain on
     securities -- Class 1................          --            --     (11,520,797)           --       (544,755)          --
   Net realized gain on
     securities -- Class 2................          --            --      (2,321,937)           --            --            --
   Net realized gain on
     securities -- Class 3................          --            --      (3,223,122)           --         (5,561)          --
                                            ------------------------------------------------------------------------------------
   Total distributions to shareholders....     (256,511)      (52,387)   (21,516,987)    (5,113,571)     (612,899)          --
                                            ------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (2,642,373)     (363,765)    (2,718,282)    11,420,055    (1,534,072)      (47,183)
                                            ------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    1,035,858       (83,717)    38,482,558     38,403,977      (134,899)    1,900,115
   NET ASSETS:
   Beginning of period....................  $51,739,150   $51,822,867   $213,307,738   $174,903,761   $10,462,417   $ 8,562,302
                                            ------------------------------------------------------------------------------------
   End of period+.........................  $52,775,008   $51,739,150   $251,790,296   $213,307,738   $10,327,518   $10,462,417
                                            ====================================================================================
   + Includes accumulated undistributed
     net investment income (loss).........  $    68,830   $   256,511   $  3,714,980   $  4,449,336   $     1,128   $    62,578
                                            ====================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    MFS MID-CAP                   AGGRESSIVE                      GROWTH
                                                      GROWTH                        GROWTH                     OPPORTUNITIES
                                            ---------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,
                                                2006           2005           2006           2005          2006           2005
   --------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ (1,001,580)  $ (1,715,992)  $    149,982   $   (540,908)  $  (149,452)  $   (169,565)
   Net realized gain (loss) on investments
     and foreign currencies...............    21,823,685     22,123,176     47,311,038     37,049,292     3,778,543      1,585,876
   Net unrealized gain (loss) on
     investments and foreign currencies...     8,841,371     (8,416,340)   (19,632,022)   (11,396,465)    1,810,370     (2,113,020)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    29,663,476     11,990,844     27,828,998     25,111,919     5,439,461       (696,709)
                                            ---------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --             --             --            --             --
   Net investment income -- Class 2.......           --             --             --             --            --             --
   Net investment income -- Class 3.......           --             --             --             --            --             --
   Net realized gain on
     securities -- Class 1................           --             --             --             --            --             --
   Net realized gain on
     securities -- Class 2................           --             --             --             --            --             --
   Net realized gain on
     securities -- Class 3................           --             --             --             --            --             --
                                            ---------------------------------------------------------------------------------------
   Total distributions to shareholders....           --             --             --             --            --             --
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (32,539,272)   (22,643,683)   (36,073,284)   (29,642,715)   (3,653,489)   (11,514,732)
                                            ---------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (2,875,796)   (10,652,839)    (8,244,286)    (4,530,796)    1,785,972    (12,211,441)
   NET ASSETS:
   Beginning of period....................  $274,697,336   $285,350,175   $210,296,405   $214,827,201   $29,653,869   $ 41,865,310
                                            ---------------------------------------------------------------------------------------
   End of period+.........................  $271,821,540   $274,697,336   $202,052,119   $210,296,405   $31,439,841   $ 29,653,869
                                            =======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $     (2,344)  $     (1,187)  $    149,982   $        --    $        --   $        --
                                            =======================================================================================

    See Notes to Financial Statements

---------------------
    236

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                                 SMALL &
                                                      MARSICO                                                    MID CAP
                                                      GROWTH                      TECHNOLOGY                      VALUE
                                            ---------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE       FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2006           2005          2006           2005           2006           2005
   --------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   (102,841)  $   (230,795)  $  (387,415)  $   (330,562)  $    262,803   $    462,251
   Net realized gain (loss) on investments
     and foreign currencies...............    12,109,242      3,493,722       533,917      3,126,640     17,171,952      5,626,468
   Net unrealized gain (loss) on
     investments and foreign currencies...    12,789,582      5,393,501     5,349,127    (13,190,738)    13,395,395     10,131,822
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    24,795,983      8,656,428     5,495,629    (10,394,660)    30,830,150     16,220,541
                                            ---------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --            --             --             --             --
   Net investment income -- Class 2.......           --             --            --             --             --        (166,784)
   Net investment income -- Class 3.......           --             --            --             --             --        (350,473)
   Net realized gain on
     securities -- Class 1................           --             --            --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --            --             --        (178,201)    (1,330,512)
   Net realized gain on
     securities -- Class 3................           --             --            --             --        (663,399)    (3,752,780)
                                            ---------------------------------------------------------------------------------------
   Total distributions to shareholders....           --             --            --             --        (841,600)    (5,600,549)
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (3,913,160)    (8,725,905)   (4,705,433)   (22,689,291)    48,943,234    100,501,770
                                            ---------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    20,882,823        (69,477)      790,196    (33,083,951)    78,931,784    111,121,762
   NET ASSETS:
   Beginning of period....................  $137,048,471   $137,117,948   $46,533,604   $ 79,617,555   $179,778,568   $ 68,656,806
                                            ---------------------------------------------------------------------------------------
   End of period+.........................  $157,931,294   $137,048,471   $47,323,800   $ 46,533,604   $258,710,352   $179,778,568
                                            =======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $         --   $       (394)  $        --   $         --   $    262,747   $         --
                                            =======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   INTERNATIONAL                                               INTERNATIONAL
                                                    GROWTH AND                      GLOBAL                      DIVERSIFIED
                                                      INCOME                       EQUITIES                       EQUITIES
                                            ----------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2006           2005           2006           2005           2006           2005
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  5,607,710   $  2,197,488   $  1,380,445   $    716,548   $  4,541,702   $  2,118,946
   Net realized gain (loss) on investments
     and foreign currencies...............    56,683,537     34,760,257     60,743,542     21,834,255     15,632,332     18,369,449
   Net unrealized gain (loss) on
     investments and foreign currencies...     9,729,708      8,544,517     (8,043,519)    (8,910,807)    61,692,488     17,429,812
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    72,020,955     45,502,262     54,080,468     13,639,996     81,866,522     37,918,207
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,240,852)    (2,934,710)      (533,900)      (674,345)    (2,612,284)    (3,720,146)
   Net investment income -- Class 2.......      (265,413)      (363,866)       (18,868)       (22,433)      (696,476)      (871,901)
   Net investment income -- Class 3.......      (293,292)      (301,346)        (6,981)        (6,731)    (1,889,182)    (1,585,744)
   Net realized gain on
     securities -- Class 1................           --             --             --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --             --             --             --             --
   Net realized gain on
     securities -- Class 3................           --             --             --             --             --             --
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....    (2,799,557)    (3,599,922)      (559,749)      (703,509)    (5,197,942)    (6,177,791)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (30,123,517)    17,718,765    (29,831,366)   (52,590,722)    13,508,156     39,930,727
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    39,097,881     59,621,105     23,689,353    (39,654,235)    90,176,736     71,671,143
   NET ASSETS:
   Beginning of period....................  $334,592,745   $274,971,640   $226,104,980   $265,759,215   $337,928,076   $266,256,933
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $373,690,626   $334,592,745   $249,794,333   $226,104,980   $428,104,812   $337,928,076
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  5,310,962   $  2,767,542   $  1,170,292   $    546,421   $   (979,281)  $  5,352,277
                                            ========================================================================================

    See Notes to Financial Statements

---------------------
    238

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     EMERGING                       FOREIGN
                                                      MARKETS                        VALUE
                                            ----------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2006           2005           2006           2005
   ---------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,703,128   $  1,035,623   $  4,531,448   $  1,735,000
   Net realized gain (loss) on investments
     and foreign currencies...............    50,034,087     15,455,646      6,309,862      4,867,709
   Net unrealized gain (loss) on
     investments and foreign currencies...    25,387,627      3,781,492     43,271,994     21,682,726
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    78,124,842     20,272,761     54,113,304     28,285,435
                                            ----------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (437,749)    (1,041,907)            --            --
   Net investment income -- Class 2.......       (39,547)      (100,961)            --       (549,897)
   Net investment income -- Class 3.......       (32,172)       (67,620)            --     (1,534,214)
   Net realized gain on
     securities -- Class 1................            --            --              --            --
   Net realized gain on
     securities -- Class 2................            --            --         (98,918)    (1,050,185)
   Net realized gain on
     securities -- Class 3................            --            --        (416,571)    (3,245,912)
                                            ----------------------------------------------------------
   Total distributions to shareholders....      (509,468)    (1,210,488)      (515,489)    (6,380,208)
                                            ----------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    22,313,886      1,025,632     88,925,608    129,184,720
                                            ----------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    99,929,260     20,087,905    142,523,423    151,089,947
   NET ASSETS:
   Beginning of period....................  $136,897,854   $116,809,949   $248,744,366   $ 97,654,419
                                            ----------------------------------------------------------
   End of period+.........................  $236,827,114   $136,897,854   $391,267,789   $248,744,366
                                            ==========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  2,019,335   $    447,921   $  4,363,452   $   (108,693)
                                            ==========================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas corporation, and the United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and the United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies".

  The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class's average daily net assets. Effective December 1, 2004, each class of shares is no longer subject to a distribution fee. The Board of Trustees may establish additional portfolios or classes in the future.

The investment objectives for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

---------------------
    240

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks capital appreciation by investing primarily in common stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes have above-average growth potential and whose earnings are likely to increase over time.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

                                                           ---------------------

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that may contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

  As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

  Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

  Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

  Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Total return, equity and interest rate swap contracts are valued based upon broker quotes received from the market maker. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

  Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

---------------------
    242

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: All Portfolios, except for the Cash Management Portfolio, may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At January 31, 2006, there were no securities on loan in the Portfolio.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral

                                                           ---------------------
declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

  At January 31, 2006, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                                PERCENTAGE    PRINCIPAL
PORTFOLIO                                                        INTEREST       AMOUNT
----------------------------------------------------------------------------------------
High Yield Bond.............................................       0.87%      $1,097,000
Blue Chip Growth............................................       2.14        2,709,000
Aggressive Growth...........................................       0.19          242,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  State Street Bank & Trust Co. Repurchase Agreement, dated January 31, 2006, bearing interest at a rate of 3.90% per annum, with a principal amount of $126,381,000 a repurchase price of $126,394,691 a maturity date of February 1, 2006. The repurchase agreement is collateralized by the following:

                                                       INTEREST    MATURITY     PRINCIPAL       MARKET
TYPE OF COLLATERAL                                       RATE        DATE        AMOUNT          VALUE
---------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds................................      6.00%     02/15/26    $ 2,850,000    $ 3,379,613
U.S. Treasury Notes................................      2.50      05/31/06     70,460,000     70,283,850
U.S. Treasury Notes................................      3.63      04/30/07     36,300,000     36,211,065
U.S. Treasury Notes................................      4.13      05/15/15     19,500,000     19,036,875

  In addition, at January 31, 2006, the following Portfolios held a percentage of undivided interest in a joint repurchase agreement with UBS Securities, LLC:

                                                                PERCENTAGE     PRINCIPAL
PORTFOLIO                                                        INTEREST       AMOUNT
-----------------------------------------------------------------------------------------
Aggressive Growth...........................................       9.14%      $32,000,000

  As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

  UBS Securities, LLC Repurchase Agreement, 3.39% dated January 31, 2006 in the principal amount of $350,000,000 and repurchase price of $350,042,681 due February 1, 2006, collateralized by the following:

                                                     INTEREST    MATURITY     PRINCIPAL
TYPE OF COLLATERAL                                     RATE        DATE         AMOUNT       MARKET VALUE
---------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Index Bonds..............      1.88%     07/15/13    $350,000,000    $357,000,823

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
---------------------
    244

  At January 31, 2006, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond, Worldwide High Income and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

SHORT SALES: Certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                              FOR THE YEAR ENDED JANUARY 31, 2006
                                           -------------------------------------------------------------------------
                                                      DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                                           ---------------------------------------------   -------------------------
                                                           LONG-TERM
                                                         GAIN/CAPITAL      UNREALIZED                     LONG-TERM
                                            ORDINARY         LOSS         APPRECIATION      ORDINARY       CAPITAL
                PORTFOLIO                    INCOME      CARRYFORWARD    (DEPRECIATION)*     INCOME         GAIN
--------------------------------------------------------------------------------------------------------------------
Cash Management..........................  $11,056,824   $    (881,543)   $   (101,698)    $ 3,430,737   $        --
Corporate Bond...........................   23,674,490     (14,894,904)     (1,091,639)     21,118,318
Global Bond..............................   15,099,624       1,818,397         686,529       4,633,150       671,127
High-Yield Bond..........................   26,816,021    (105,018,771)     15,462,075      30,800,343
Worldwide High Income....................    6,405,289     (31,542,630)      2,605,178       7,067,234            --
SunAmerica Balanced......................    6,305,306    (111,938,547)      4,519,502       6,658,955            --
MFS Total Return.........................   27,700,406      32,459,125      64,753,078      26,620,065    40,917,946

                                                           ---------------------

                                                              FOR THE YEAR ENDED JANUARY 31, 2006
                                           -------------------------------------------------------------------------
                                                      DISTRIBUTABLE EARNINGS                   TAX DISTRIBUTIONS
                                           ---------------------------------------------   -------------------------
                                                           LONG-TERM
                                                         GAIN/CAPITAL      UNREALIZED                     LONG-TERM
                                            ORDINARY         LOSS         APPRECIATION      ORDINARY       CAPITAL
                PORTFOLIO                    INCOME      CARRYFORWARD    (DEPRECIATION)*     INCOME         GAIN
--------------------------------------------------------------------------------------------------------------------
Telecom Utility..........................  $ 1,875,326   $ (48,984,214)   $  6,360,123     $ 2,182,260   $        --
Equity Income............................       83,412         276,935       1,230,695         103,475        36,998
Equity Index.............................      575,936      (3,545,333)       (847,429)        677,645            --
Growth-Income............................    4,685,327    (112,033,164)    218,375,945       4,265,493            --
Federated American Leaders...............    3,640,905       2,692,081      19,660,115       3,757,564            --
Davis Venture Value......................   22,965,264     (50,202,638)    823,207,331      22,339,939            --
"Dogs" of Wall Street....................    2,518,213       1,740,140      (1,657,244)      2,654,777       224,914
Alliance Growth..........................      839,078    (878,163,451)    230,583,194       3,526,500            --
Goldman Sachs Research...................       67,736     (16,187,735)      3,243,605         108,307            --
MFS Massachusetts Investors Trust........    1,601,875     (52,600,142)     39,255,675       1,964,840            --
Putnam Growth: Voyager...................       36,520    (181,175,223)     22,953,431       1,309,456            --
Blue Chip Growth.........................       68,830      (7,579,890)      4,034,147         256,511            --
Real Estate..............................    4,037,137      28,208,313      82,210,962       5,134,610    16,382,377
Small Company Value......................      104,859       1,648,942       3,250,462          62,583       550,316
MFS Mid-Cap Growth.......................           --    (225,508,564)     47,804,497              --            --
Aggressive Growth........................      149,982    (192,298,257)      7,839,716              --            --
Growth Opportunities.....................           --     (18,672,462)      4,047,784              --            --
Marsico Growth...........................           --       9,273,488      40,584,538              --            --
Technology...............................           --     (59,197,886)      5,156,421              --            --
Small & Mid Cap Value....................    4,405,088      13,029,667      33,794,799         104,550       737,050
International Growth and Income..........    5,432,433       5,321,461      67,036,477       2,799,557            --
Global Equities..........................    2,173,614    (131,032,388)     29,446,095         559,749            --
International Diversified Equities.......    1,497,189     (66,621,711)     99,548,377       5,197,942            --
Emerging Markets.........................   11,283,930      31,332,184      56,680,321         509,467            --
Foreign Value............................    5,698,106       5,106,985      80,763,375         125,735       389,754

---------------

  * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                                   TAX DISTRIBUTIONS FOR THE
                                                                  YEAR ENDED JANUARY 31, 2005
                                                                  ----------------------------
                                                                   ORDINARY         LONG-TERM
PORTFOLIO                                                           INCOME            GAIN
----------------------------------------------------------------------------------------------
Cash Management.............................................      $2,870,483       $       --
Corporate Bond..............................................      20,160,892               --
Global Bond.................................................              --        1,556,494
High-Yield Bond.............................................      31,088,581               --
Worldwide High Income.......................................       5,903,684               --
SunAmerica Balanced.........................................       4,864,553               --
MFS Total Return............................................       1,632,932               --
Telecom Utility.............................................       2,606,532               --
Equity Income...............................................         101,135               --
Equity Index................................................         509,205               --
Growth-Income...............................................       6,409,220               --
Federated American Leaders..................................       3,591,506               --
Davis Venture Value.........................................      19,281,104               --
"Dogs" of Wall Street.......................................       3,053,169               --
Alliance Growth.............................................       3,151,922               --
Goldman Sachs Research......................................              --               --
MFS Massachusetts Investor Trust............................       2,125,124               --
Putnam Growth: Voyager......................................         326,945               --
Blue Chip Growth............................................          52,387               --
Real Estate.................................................       5,113,571               --
Small Company Value.........................................              --               --
MFS Mid-Cap Growth..........................................              --               --
Aggressive Growth...........................................              --               --
Growth Opportunities........................................              --               --
Marsico Growth..............................................              --               --
Technology..................................................              --               --
Small & Mid Cap Value.......................................       2,530,800        3,069,749
International Growth and Income.............................       3,599,922               --

---------------------
    246

                                                                   TAX DISTRIBUTIONS FOR THE
                                                                  YEAR ENDED JANUARY 31, 2005
                                                                  ----------------------------
                                                                   ORDINARY         LONG-TERM
PORTFOLIO                                                           INCOME            GAIN
----------------------------------------------------------------------------------------------
Global Equities.............................................         703,509               --
International Diversified Equities..........................       6,177,791               --
Emerging Markets............................................       1,210,488               --
Foreign Value...............................................       4,265,226        2,114,982

As of January 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                            CAPITAL LOSS CARRYFORWARD
                                        -----------------------------------------------------------------
              PORTFOLIO                   2007        2008          2009          2010           2011
---------------------------------------------------------------------------------------------------------
Cash Management.......................  $     --   $        --   $    1,816   $    814,696   $         --
Corporate Bond........................        --            --    1,585,418      3,573,902      9,406,978
High-Yield Bond.......................        --            --           --     32,129,245     72,889,526
Worldwide High Income.................        --     2,062,685           --      2,720,967     13,010,822
SunAmerica Balanced...................        --            --           --     17,269,181     67,133,642
MFS Total Return......................        --            --      214,222        495,667        201,673
Telecom Utility.......................        --            --      896,391     17,437,499     28,369,107
Equity Index..........................        --            --           --        131,483      2,580,993
Growth-Income.........................        --            --           --     10,528,279    101,504,885
Davis Venture Value...................        --            --           --        567,939        862,436
Alliance Growth.......................        --            --           --    383,346,547    376,313,238
Goldman Sachs Research................        --            --           --        674,338     15,513,397
MFS Massachusetts Investors Trust.....        --            --           --      7,946,575     40,653,687
Putnam Growth: Voyager................        --            --           --     83,886,643     90,998,548
Blue Chip Growth......................        --            --           --             --      6,702,000
MFS Mid-Cap Growth....................        --            --           --             --    225,508,564
Aggressive Growth.....................        --            --           --    104,274,051     73,587,791
Growth Opportunities..................        --            --           --      7,385,854     11,286,608
Technology............................        --            --    1,520,873     30,402,127     22,987,768
International Growth and Income.......        --            --           --             --        180,982
Global Equities.......................        --            --           --      4,990,269    101,077,336
International Diversified Equities....        --            --           --             --     54,180,270

                                             CAPITAL LOSS CARRYFORWARD
                                        ------------------------------------
              PORTFOLIO                     2012          2013        2014
--------------------------------------  ------------------------------------
Cash Management.......................  $      5,964   $   12,138   $ 46,929
Corporate Bond........................       328,606           --         --
High-Yield Bond.......................            --           --         --
Worldwide High Income.................    13,748,157           --         --
SunAmerica Balanced...................    27,535,724           --         --
MFS Total Return......................            --           --         --
Telecom Utility.......................     2,281,217           --         --
Equity Index..........................       106,692      362,808    363,357
Growth-Income.........................            --           --         --
Davis Venture Value...................    48,772,263           --         --
Alliance Growth.......................   118,503,666           --         --
Goldman Sachs Research................            --           --         --
MFS Massachusetts Investors Trust.....     3,999,880           --         --
Putnam Growth: Voyager................     6,290,032           --         --
Blue Chip Growth......................       877,890           --         --
MFS Mid-Cap Growth....................            --           --         --
Aggressive Growth.....................    14,436,415           --         --
Growth Opportunities..................            --           --         --
Technology............................     3,503,244           --    783,874
International Growth and Income.......            --           --         --
Global Equities.......................    24,964,783           --         --
International Diversified Equities....    12,441,442           --         --

Included in the capital loss carryforward amounts at January 31, 2006 are the amounts of losses acquired from the Mutual Fund Variable Annuity Trust ("MVAT") Portfolios as a result of the reorganization that occurred on December 5, 2003:

Asset Allocation Portfolio..................................  $  911,562
Growth and Income Portfolio.................................   1,430,375
International Equity Portfolio..............................     180,982

As a result of reorganizations into some of these Portfolios during the year ended January 31, 2004, certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. Therefore, it is possible not all of these capital losses will be available for use.

                                                           ---------------------

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2006:

                                                              CARRYFORWARD
                                                              CAPITAL LOSS
                         PORTFOLIO                              UTILIZED
--------------------------------------------------------------------------
Corporate Bond..............................................  $    98,341
High-Yield Bond.............................................   24,120,108
Worldwide High Income.......................................      497,985
SunAmerica Balanced.........................................   13,525,305
MFS Total Return............................................      232,000
Telecom Utility.............................................    2,895,926
Growth-Income...............................................   57,318,431
Federated American Leaders..................................   20,687,164
Davis Venture Value.........................................  128,698,217
Alliance Growth.............................................  126,564,282
Goldman Sachs Research......................................    2,982,881
MFS Massachusetts Investors Trust...........................   23,206,699
Putnam Growth: Voyager......................................   26,466,690
Blue Chip Growth............................................    1,883,441
MFS Mid-Cap Growth..........................................   20,700,688
Aggressive Growth...........................................   47,332,256
Growth Opportunities........................................    3,614,223
Marsico Growth..............................................    2,878,944
International Growth and Income.............................   51,352,320
Global Equities.............................................   60,668,122
International Diversified Equities..........................   20,836,121
Emerging Markets............................................    8,577,329

As of January 31, 2006 Worldwide High Income had $23,351,929 of capital loss carryforwards that expired.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended January 31, 2006, the Portfolios which elected to defer capital losses were as follows:

                                                                DEFERRED       DEFERRED
                                                              POST-OCTOBER   POST-OCTOBER
PORTFOLIO                                                     CAPITAL LOSS   CURRENCY LOSS
------------------------------------------------------------------------------------------
Global Bond.................................................   $       --     $1,999,258
High-Yield Bond.............................................    1,658,595             --
Worldwide High Income.......................................           --         13,947
MFS Total Return............................................           --          4,671
Telecom Utility.............................................           --            193
Equity Index................................................      186,465             --
Goldman Sachs Research......................................           --              5
MFS Massachusetts Investors Trust...........................           --          1,276
Putnam Growth: Voyager......................................           --            133
Real Estate.................................................           --          3,150
MFS Mid-Cap Growth..........................................           --          2,344
International Growth and Income.............................           --         73,788
Global Equities.............................................           --         77,575
Emerging Markets............................................      113,317             --
Foreign Value...............................................           --         27,171

---------------------
    248

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                             AS OF JANUARY 31, 2006
                                                       ------------------------------------------------------------------
                                                        AGGREGATE       AGGREGATE
                                                        UNREALIZED      UNREALIZED       GAIN (LOSS)          COST OF
PORTFOLIO                                                  GAIN            LOSS              NET            INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management......................................  $      5,673    $   (107,371)     $   (101,698)     $  362,102,331
Corporate Bond.......................................     9,119,294     (10,210,933)       (1,091,639)        511,439,857
Global Bond..........................................     3,939,508      (3,590,280)          349,228         142,960,124
High-Yield Bond......................................    32,027,476     (16,553,129)       15,474,347         316,648,701
Worldwide High Income................................     6,290,138      (3,686,221)        2,603,917          86,287,979
SunAmerica Balanced..................................     8,184,851      (3,665,349)        4,519,502         260,817,918
MFS Total Return.....................................    89,685,055     (24,932,064)       64,752,992         956,286,605
Telecom Utility......................................     7,070,819        (710,696)        6,360,123          42,058,020
Equity Income........................................     1,269,038         (38,344)        1,230,694           4,549,330
Equity Index.........................................     9,519,211     (10,366,641)         (847,430)         42,706,589
Growth-Income........................................   222,192,019      (3,816,074)      218,375,945         561,588,108
Federated American Leaders...........................    27,633,814      (7,973,699)       19,660,115         224,635,839
Davis Venture Value..................................   860,531,983     (37,284,238)      823,247,745       1,591,210,738
"Dogs" of Wall Street................................     5,601,467      (7,258,710)       (1,657,243)        103,134,242
Alliance Growth......................................   242,625,158     (12,041,964)      230,583,194         858,147,911
Goldman Sachs Research...............................     3,655,094        (411,489)        3,243,605          23,117,363
MFS Massachusetts Investors Trust....................    44,055,615      (4,799,951)       39,255,664         232,194,074
Putnam Growth: Voyager...............................    26,561,988      (3,608,557)       22,953,431         194,384,185
Blue Chip Growth.....................................     4,964,972        (930,825)        4,034,147          47,638,172
Real Estate..........................................    82,563,243        (352,031)       82,211,212         171,938,986
Small Company Value..................................     3,724,775        (474,313)        3,250,462           7,121,512
MFS Mid-Cap Growth...................................    53,617,589      (5,813,264)       47,804,325         223,640,942
Aggressive Growth....................................    13,683,206      (5,843,490)        7,839,716         196,547,614
Growth Opportunities.................................     4,212,546        (164,762)        4,047,784          28,840,000
Marsico Growth.......................................    40,585,213          (7,210)       40,578,003         115,883,971
Technology...........................................     6,647,555      (1,491,133)        5,156,422          42,361,627
Small & Mid Cap Value................................    39,584,092      (5,789,293)       33,794,799         225,789,476
International Growth and Income......................    71,802,193      (4,774,319)       67,027,874         303,426,028
Global Equities......................................    31,052,448      (1,608,021)       29,444,427         223,411,950
International Diversified Equities...................   103,192,139      (5,219,613)       97,972,526         327,848,364
Emerging Markets.....................................    57,530,338      (1,273,546)       56,256,792         174,726,141
Foreign Value........................................    84,329,779      (3,573,862)       80,755,917         309,668,133

                                                           ---------------------

For the year ended January 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

                                                                   ACCUMULATED            ACCUMULATED
                                                                UNDISTRIBUTED NET      UNDISTRIBUTED NET
                                                                   INVESTMENT            REALIZED GAIN        CAPITAL PAID-
PORTFOLIO                                                         INCOME (LOSS)             (LOSS)                 IN
---------------------------------------------------------------------------------------------------------------------------
Cash Management.............................................       $        (2)           $       --           $         2
Corporate Bond..............................................            10,993               (10,993)                   --
Global Bond.................................................         8,691,884            (8,691,884)                   --
High-Yield Bond.............................................            13,655               (13,655)                   --
Worldwide High Income.......................................           231,999            23,119,930           (23,351,929)
SunAmerica Balanced.........................................           214,451              (214,451)                   --
MFS Total Return............................................           728,468              (728,468)                   --
Telecom Utility.............................................              (367)                  368                    (1)
Equity Income...............................................                --                    --                    --
Equity Index................................................                --                    --                    --
Growth-Income...............................................                --                    --                    --
Federated American Leaders..................................                --                    --                    --
Davis Venture Value.........................................           (85,771)             (120,646)              206,417
"Dogs" of Wall Street.......................................                --                    --                    --
Alliance Growth.............................................                --                    --                    --
Goldman Sachs Research......................................                (2)                    3                    (1)
MFS Massachusetts Investors Trust...........................            (6,822)                6,822                    --
Putnam Growth: Voyager......................................            (1,779)                1,779                    --
Blue Chip Growth............................................                --                    --                    --
Real Estate.................................................           (21,190)               21,190                    --
Small Company Value.........................................                (3)                    3                    --
MFS Mid-Cap Growth..........................................         1,000,423                 2,280            (1,002,703)
Aggressive Growth...........................................                --                    --                    --
Growth Opportunities........................................           149,452                    --              (149,452)
Marsico Growth..............................................           103,235                   (29)             (103,206)
Technology..................................................           387,415                     1              (387,416)
Small & Mid Cap Value.......................................               (56)                   56                    --
International Growth and Income.............................          (264,733)              264,736                    (3)
Global Equities.............................................          (196,825)              196,825                    --
International Diversified Equities..........................        (5,675,318)            5,675,318                    --
Emerging Markets............................................          (662,246)              662,246                    --
Foreign Value...............................................           (59,303)               59,303                    --

---------------------
    250

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE AGREEMENT (12b-1
PLAN): AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, "Dogs" of Wall Street, Blue Chip Growth and Aggressive Growth Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management+                      $0-$100 million    0.475%
                                     >   $100 million    0.450%
                                     >   $500 million    0.425%
                                    >      $1 billion    0.400%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond                            $0-$50 million     0.75%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income                 $0-$350 million     0.80%
                                     >   $350 million     0.75%
Small Company Value+                  $0-$200 million     1.00%
                                     >   $200 million     0.92%
                                     >   $500 million     0.90%
International Diversified             $0-$250 million     0.85%
Equities+                            >   $250 million     0.80%
                                     >   $500 million     0.75%
SunAmerica Balanced                    $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
Growth-Income                          $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                         >            $0     0.65%
Equity Index                          >            $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                 >            $0     0.60%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
Goldman Sach Research*                 $0-$50 million     0.90%
                                     >    $50 million     0.85%
                                     >   $200 million     0.80%
MFS Massachusetts                     $0-$600 million     0.70%
Investors Trust                      >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager*               $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth Portfolio              >            $0     0.85%
Technology                            $0-$250 million     1.00%
                                     >   $250 million     0.95%
                                     >   $500 million     0.90%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets+                     $0-$100 million     1.15%
                                     >   $100 million     1.10%
                                     >   $200 million     1.05%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value+                $0-$250 million     0.95%
                                     >   $250 million     0.90%

* Effective October 1, 2005, the Adviser voluntarily agreed to, until further notice, waive 0.05% and 0.10% of investment advisory fees for the Goldman Sachs Research and Putnam Growth: Voyager Portfolios, respectively. For the year ended January 31, 2006, the amount of investment advisory fees waived were $4,286 and $73,839, respectively.

                                                           ---------------------

+ Prior to October 1, 2005, the Cash Management, Small Company Value, Small &
  Mid Cap Value, International Diversified Equities and Emerging Markets Portfolio's advisory fees were, as follows:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million    0.55%
                                     >   $100 million    0.50%
                                     >   $300 million    0.45%
Small Company Value,
International Diversified
Equities and Small & Mid
Cap Value                            >             $0    1.00%
Emerging Markets                     >             $0    1.25%

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                          PORTFOLIO
----------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.**                 Growth-Income
                                                   Alliance Growth
                                                   Small & Mid Cap Value
Columbia Management Advisers, LLC                  Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba -- Davis Advisors)                            Real Estate
Federated Equity Management Company of
Pennsylvania (formerly Federated Investment
Counseling)                                        Telecom Utility
                                                   Federated American Leaders
Federated Investment Management Company (formerly
Federated Investment Counseling)                   Corporate Bond
Franklin Advisory Services, LLC                    Small Company Value
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research*
Goldman Sachs Asset Management International       Global Bond
J.P. Morgan Investment Management, Inc.            SunAmerica Balanced
                                                   Global Equities
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba -- Van Kampen)                                Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
                                                   Growth Opportunities
Putnam Investment Management, LLC                  Putnam Growth: Voyager*
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value
U.S. Bancorp Asset Management, Inc.**              Equity Income
                                                   Equity Index

 * Effective October 1, 2005, Goldman Sachs Asset Management, L.P. and Putnam Investment Management, LLC agreed to, until further notice, waive 0.05% and 0.10% of subadvisory fees, respectively. The amounts of such waivers were $4,286 and $73,839, respectively. These amounts are reflected in the Statement of Operations.

** Effective February 24, 2006, Alliance Capital Management L.P. will change its name to AllianceBernstein L.P. Effective March 31, 2006, U.S. Bancorp Asset Management, Inc. will change its name to FAF Advisors, Inc.
---------------------
    252

  The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Cash Management                 $0-$100 million    0.125%
                              >    $100 million    0.100%
                              >    $400 million    0.075%
                             >       $1 billion    0.050%
Corporate Bond                   $0-$25 million     0.30%
                              >     $25 million     0.25%
                              >     $50 million     0.20%
                              >    $150 million     0.15%
Global Bond                      $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $250 million     0.20%
Worldwide High Income           $0-$350 million     0.45%
                              >    $350 million     0.40%
SunAmerica Balanced              $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Small Company Value             $0-$200 million     0.60%
                              >    $200 million     0.52%
                              >    $500 million     0.50%
International Diversified       $0-$250 million     0.45%
Equities                      >    $250 million     0.40%
                              >    $500 million     0.35%
Growth-Income                    $0-$50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $300 million     0.20%
                              >    $500 million     0.15%
MFS Total Return              >              $0    0.375%
Federated American Leaders       $0-$20 million     0.55%
                              >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%
Telecom Utility                  $0-$20 million     0.55%
                              >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%
Equity Income                 >              $0     0.30%
Equity Index                  >              $0    0.125%
Davis Venture Value and         $0-$100 million     0.45%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Real Estate                   >    $100 million     0.40%
                              >    $500 million     0.35%
Alliance Growth                  $0-$50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Goldman Sachs Research           $0-$50 million     0.50%
                              >     $50 million     0.45%
                              >    $200 million     0.40%
MFS Massachusetts               $0-$300 million     0.40%
Investors Trust               >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                             >     $1.5 billion     0.25%
Putnam Growth: Voyager          $0-$150 million     0.50%
                              >    $150 million     0.45%
                              >    $300 million     0.35%
MFS Mid-Cap Growth              $0-$300 million     0.40%
                              >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                             >     $1.5 billion     0.25%
Growth Opportunities          >              $0     0.50%
Marsico Growth Portfolio       >             $0     0.45%
Technology                      $0-$250 million     0.50%
                              >    $250 million     0.45%
                              >    $500 million     0.40%
International Growth and
Income                          $0-$150 million     0.65%
                              >    $150 million     0.55%
                              >    $300 million     0.45%
Global Equities                  $0-$50 million     0.45%
                              >     $50 million     0.40%
                              >    $150 million     0.35%
                              >    $500 million     0.30%
Emerging Markets                $0-$100 million     0.85%
                              >    $100 million     0.80%
                              >    $200 million     0.75%
Foreign Value                    $0-$50 million    0.625%
                              >     $50 million    0.465%
                              >    $200 million    0.375%
                              >    $500 million     0.35%
Small & Mid Cap Value           $0-$250 million     0.50%
                              >    $250 million     0.45%

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --       1.85
Growth Opportunities........................................   1.00       1.15       1.25

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with
                                                           ---------------------
respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  For the period ended January 31, 2006, SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                         AMOUNT
--------------------------------------------------------------------------
Equity Income...............................................     $34,386
Equity Index................................................      33,889
Blue Chip Growth............................................      20,246
Small Company Value.........................................      21,926
Growth Opportunities........................................      18,790

  For the period ended January 31, 2006, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $71,741
Equity Index................................................         --       73,007
Goldman Sachs Research......................................     40,203       40,582
Blue Chip Growth............................................      1,366       56,584
Small Company Value.........................................         --       62,266
Growth Opportunities........................................      4,547       34,338

  Class 2 and 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. Accordingly, for the period ended January 31, 2006, service fees were paid (see Statement of Operations) based on the aforementioned rates.

  On January 20, 2006, 9,000 shares of AIG Common Stock was purchased in the SunAmerica Balanced Portfolio. The Portfolio has an investment restriction which prohibits the Portfolio from owning any security issued by AIG or an affiliate of AIG. On January 27, 2006, the 9,000 shares were sold, resulting in a $4,394 loss to the Portfolio, which was reimbursed after the fiscal year end, by J.P. Morgan Investment Management, Inc., the subadvisor for the Portfolio.

  During the year ended January 31, 2006, SAAMCo reimbursed the Corporate Bond, Telecom Utility, Equity Index and Aggressive Growth Portfolio's $4,325, $63,269, $134, $51,730, respectively, for certain class action settlements in which the Portfolios were eligible to participate.

  During the year ended January 31, 2006, the High Yield Bond Portfolio received a payment from AIGGIC, the subadvisor for the Portfolio, of $241,586. This amount represents a reimbursement of the amount that the Portfolio paid to certain other creditors of Fibermark, Inc. (certain bonds of which were previously held by the Portfolio) in connection with the resolution of the bankruptcy of Fibermark, Inc.

---------------------
    254

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period ended January 31, 2006, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

PORTFOLIO                                                     TOTAL EXPENSE REDUCTIONS
--------------------------------------------------------------------------------------
SunAmerica Balanced.........................................          $ 48,556
MFS Total Return............................................           117,376
Telecom Utility.............................................            15,734
Growth-Income...............................................           117,857
Federated American Leaders..................................           115,648
Davis Venture Value.........................................            86,512
"Dogs" of Wall Street.......................................             2,636
Alliance Growth.............................................           216,438
Goldman Sachs Research......................................             3,022
MFS Massachusetts Investors Trust...........................            29,222
Putnam Growth: Voyager......................................            82,286
Blue Chip Growth............................................            25,841
Real Estate.................................................               618
MFS Mid-Cap Growth..........................................            76,361
Aggressive Growth...........................................            89,579
Growth Opportunities........................................             8,351
Marsico Growth..............................................            29,310
Technology..................................................            19,814
Small & Mid Cap Value.......................................            61,512
International Growth and Income.............................           105,044
Global Equities.............................................            48,675
Emerging Markets............................................           158,802
Foreign Value...............................................            38,783

                                                           ---------------------

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2006 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................         $         --                 $         --              $         --
Corporate Bond......................          204,921,781                  103,807,514               107,565,539
Global Bond.........................          210,616,855                  200,404,652                51,264,181
High-Yield Bond.....................          251,016,397                  227,939,033                        --
Worldwide High Income...............           42,102,318                   42,870,612                        --
SunAmerica Balanced.................          431,850,093                  528,617,979               101,653,478
MFS Mid-Cap Growth..................          212,459,780                  247,940,923                        --
Telecom Utility.....................            3,050,732                   13,243,512                        --
Equity Income.......................            1,105,106                    3,090,709                        --
Equity Index........................              903,549                    9,109,635                        --
Growth-Income.......................          283,171,205                  505,093,543                        --
Federated American Leaders..........          132,578,569                  167,977,388                        --
Davis Venture Value.................          318,208,326                  541,693,524                        --
"Dogs" of Wall Street...............           29,844,879                   54,506,102                        --
Alliance Growth.....................          663,167,985                  847,749,232                        --
Goldman Sachs Research..............           14,955,167                   20,169,020                        --
MFS Massachusetts Investors Trust...          120,264,334                  153,587,128                        --
Putnam Growth: Voyager..............          262,331,368                  318,423,397                        --
Blue Chip Growth....................           54,057,331                   59,484,792                        --
Real Estate.........................           51,340,727                   78,331,235                        --
Small Company Value.................            1,582,224                    3,152,597                        --
MFS Total Return....................          333,576,800                  289,877,794               150,501,019
Aggressive Growth...................          220,270,658                  275,538,081                        --
Growth Opportunities................           60,294,875                   64,452,901                        --
Marsico Growth......................           97,024,288                  108,795,408                        --
Technology..........................           40,772,388                   45,317,484                        --
Small & Mid Cap Value...............          116,424,465                   66,759,845                        --
International Growth and Income.....          266,127,688                  291,059,334                        --
Global Equities.....................          359,026,713                  389,809,677                        --
International Diversified
  Equities..........................           89,099,930                   60,078,160                        --
Emerging Markets....................          252,686,353                  240,700,887                        --
Foreign Value.......................          113,838,127                   22,957,069                        --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................      $         --
Corporate Bond......................        75,021,849
Global Bond.........................        19,205,720
High-Yield Bond.....................                --
Worldwide High Income...............                --
SunAmerica Balanced.................        75,763,732
MFS Mid-Cap Growth..................                --
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Total Return....................       129,716,140
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

---------------------
    256

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                           CASH MANAGEMENT PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................    32,354,250    $ 349,473,250    50,817,947   $ 543,302,222
Reinvested dividends....................       202,432        2,185,296       177,570       1,890,182
Shares redeemed.........................   (36,316,390)    (392,120,911)  (52,597,858)   (562,293,343)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,759,708)   $ (40,462,365)   (1,602,341)  $ (17,100,939)
                                           ===========    =============   ===========   =============

                                                         CASH MANAGEMENT PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................   5,316,447     $ 57,301,057    8,178,025   $ 87,254,423
Reinvested dividends....................      39,194          422,607       34,723        369,185
Shares redeemed.........................  (6,414,754)     (69,140,261)  (8,042,131)   (85,795,823)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................  (1,059,113)    $(11,416,597)     170,617   $  1,827,785
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................    13,599,208    $ 146,475,002    16,990,262   $ 181,041,039
Reinvested dividends....................        76,391          822,834        57,535         611,116
Shares redeemed.........................   (12,513,024)    (134,767,543)  (12,378,244)   (131,864,581)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     1,162,575    $  12,530,293     4,669,553   $  49,787,574
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                                           CORPORATE BOND PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 2
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................     5,792,427    $  68,813,637     6,232,467   $  74,547,006      806,106     $  9,551,371
Reinvested dividends....................     1,122,303       12,863,114     1,166,003      13,711,279      241,223        2,761,786
Shares redeemed.........................    (6,060,673)     (71,905,178)   (7,484,920)    (89,438,046)  (1,091,768)     (12,931,376)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................       854,057    $   9,771,573       (86,450)  $  (1,179,811)     (44,439)    $   (618,219)
                                           ===========    =============   ===========   =============   ==========     ============

                                          CORPORATE BOND PORTFOLIO
                                          -------------------------
                                                   CLASS 2
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................   1,802,964   $ 21,514,942
Reinvested dividends....................     255,317      2,999,266
Shares redeemed.........................  (1,405,610)   (16,748,669)
                                          ----------   ------------
Net increase (decrease).................     652,671   $  7,765,539
                                          ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     5,878,633    $  69,508,637     6,668,443   $  79,527,078
Reinvested dividends....................       480,359        5,493,418       294,018       3,450,347
Shares redeemed.........................    (1,810,304)     (21,402,800)   (1,716,480)    (20,354,881)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     4,548,688    $  53,599,255     5,245,981   $  62,622,544
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                                            GLOBAL BOND PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 2
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................     1,678,659    $  19,842,100     1,428,651   $  16,418,041      498,154     $  5,875,499
Reinvested dividends....................       323,914        3,749,844       105,307       1,206,592       59,554          686,698
Shares redeemed.........................    (2,383,826)     (28,166,588)   (2,866,620)    (32,868,927)    (367,571)      (4,313,041)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................      (381,253)   $  (4,574,644)   (1,332,662)  $ (15,244,294)     190,137     $  2,249,156
                                           ===========    =============   ===========   =============   ==========     ============

                                            GLOBAL BOND PORTFOLIO
                                          -------------------------
                                                   CLASS 2
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................     625,912   $  7,148,291
Reinvested dividends....................      15,705        179,268
Shares redeemed.........................    (511,377)    (5,825,414)
                                          ----------   ------------
Net increase (decrease).................     130,240   $  1,502,145
                                          ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,417,874    $  16,603,891     1,200,611   $  13,712,331
Reinvested dividends....................        75,417          867,732        14,979         170,634
Shares redeemed.........................      (497,134)      (5,829,781)     (415,659)     (4,735,266)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       996,157    $  11,641,842       799,931   $   9,147,699
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           HIGH-YIELD BOND PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................    14,113,655    $ 101,896,571    14,016,700   $  97,562,754
Reinvested dividends....................     3,250,733       22,251,255     3,595,562      23,924,549
Shares redeemed.........................   (20,820,758)    (154,133,609)  (25,177,783)   (175,465,535)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,456,370)   $ (29,985,783)   (7,565,521)  $ (53,978,232)
                                           ===========    =============   ===========   =============

                                                         HIGH-YIELD BOND PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................   2,118,257     $ 15,450,887    2,841,491   $ 19,706,030
Reinvested dividends....................     587,026        4,012,391      569,173      3,782,749
Shares redeemed.........................  (3,075,380)     (22,661,642)  (3,690,394)   (25,736,099)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (370,097)    $ (3,198,364)    (279,730)  $ (2,247,320)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------------------------------------
Shares sold.............................     5,712,459    $  41,488,712     7,388,614   $  51,243,594
Reinvested dividends....................       664,298        4,536,697       509,112       3,381,283
Shares redeemed.........................    (4,755,356)     (34,870,687)   (6,180,535)    (42,849,875)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     1,621,401    $  11,154,722     1,717,191   $  11,775,002
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

---------------------
    258

                                                        WORLDWIDE HIGH INCOME PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     2,017,725    $  15,595,902     2,373,626   $  17,897,741
Reinvested dividends....................       865,157        6,318,034       725,294       5,364,247
Shares redeemed.........................    (3,636,968)     (28,083,883)   (4,130,037)    (30,923,109)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (754,086)   $  (6,169,947)   (1,031,117)  $  (7,661,121)
                                           ===========    =============   ===========   =============

                                                      WORLDWIDE HIGH INCOME PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     195,758     $  1,511,204      437,123   $  3,269,177
Reinvested dividends....................      86,821          632,063       62,833        463,427
Shares redeemed.........................    (245,308)      (1,873,819)    (368,107)    (2,760,214)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................      37,271     $    269,448      131,849   $    972,390
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       104,271    $     800,990       293,805   $   2,206,654
Reinvested dividends....................        16,114          117,137        10,319          76,010
Shares redeemed.........................       (54,830)        (421,524)     (252,803)     (1,866,865)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................        65,555    $     496,603        51,321   $     415,799
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                         SUNAMERICA BALANCED PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       820,502    $  11,379,069     1,367,622   $  18,384,155
Reinvested dividends....................       435,158        5,819,239       329,602       4,353,872
Shares redeemed.........................    (5,251,958)     (72,944,337)   (5,474,636)    (73,562,175)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,996,298)   $ (55,746,029)   (3,777,412)  $ (50,824,148)
                                           ===========    =============   ===========   =============

                                                       SUNAMERICA BALANCED PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     135,909     $  1,885,382      394,078   $  5,295,379
Reinvested dividends....................      42,304          565,239       27,782        366,691
Shares redeemed.........................    (431,048)      (5,964,394)    (533,366)    (7,138,661)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (252,835)    $ (3,513,773)    (111,506)  $ (1,476,591)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       229,324    $   3,174,697       576,941   $   7,707,565
Reinvested dividends....................        20,561          274,477        10,919         143,990
Shares redeemed.........................      (232,100)      (3,197,768)     (174,931)     (2,339,692)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................        17,785    $     251,406       412,929   $   5,511,863
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                           MFS TOTAL RETURN PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     7,107,376    $ 124,911,001     7,514,389   $ 124,840,975
Reinvested dividends....................     2,796,373       45,776,703        71,797       1,193,424
Shares redeemed.........................    (8,409,918)    (147,876,081)   (8,881,303)   (147,335,697)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     1,493,831    $  22,811,623    (1,295,117)  $ (21,301,298)
                                           ===========    =============   ===========   =============

                                                        MFS TOTAL RETURN PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     658,481     $ 11,577,056    1,280,560   $ 21,129,848
Reinvested dividends....................     590,288        9,654,526       15,005        249,227
Shares redeemed.........................  (1,454,007)     (25,438,273)  (1,621,459)   (26,797,254)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (205,238)    $ (4,206,691)    (325,894)  $ (5,418,179)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     4,743,318    $  82,747,336     5,687,914   $  94,300,494
Reinvested dividends....................       740,858       12,106,782        11,465         190,281
Shares redeemed.........................    (1,643,759)     (28,612,298)   (1,264,561)    (20,990,697)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     3,840,417    $  66,241,820     4,434,818   $  73,500,078
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           TELECOM UTILITY PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       595,635    $   5,448,987       834,190   $   6,859,504
Reinvested dividends....................       228,382        1,968,646       300,204       2,411,087
Shares redeemed.........................    (1,969,406)     (17,681,339)   (1,640,421)    (13,430,943)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (1,145,389)   $ (10,263,706)     (506,027)  $  (4,160,352)
                                           ===========    =============   ===========   =============

                                                         TELECOM UTILITY PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     211,717     $  1,953,865      195,559   $  1,590,865
Reinvested dividends....................      23,827          205,269       23,873        191,650
Shares redeemed.........................    (231,249)      (2,083,150)    (188,706)    (1,523,793)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................       4,295     $     75,984       30,726   $    258,722
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................        22,794    $     204,608        10,371   $      85,850
Reinvested dividends....................           970            8,345           473           3,795
Shares redeemed.........................        (9,837)         (88,521)      (17,964)       (141,779)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................        13,927    $     124,432        (7,120)  $     (52,134)
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

---------------------
    260

                                                            EQUITY INCOME PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................        33,422    $     402,853        64,844   $     733,155
Reinvested dividends....................        12,195          140,473         9,090         101,135
Shares redeemed.........................      (199,567)      (2,414,995)     (233,086)     (2,650,172)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (153,950)   $  (1,871,669)     (159,152)  $  (1,815,882)
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                             EQUITY INDEX PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       449,295    $   4,653,240       751,524   $   7,259,797
Reinvested dividends....................        68,121          677,645        53,909         509,205
Shares redeemed.........................    (1,339,561)     (13,919,948)   (1,307,035)    (12,609,221)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (822,145)   $  (8,589,063)     (501,602)  $  (4,840,219)
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                                           GROWTH-INCOME PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 2
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................     1,261,712    $  29,830,805     1,843,836   $  41,147,776      105,240     $  2,513,302
Reinvested dividends....................       172,074        4,017,720       278,898       6,063,355        7,670          178,940
Shares redeemed.........................   (10,049,010)    (240,180,784)  (10,501,773)   (233,918,947)    (430,097)     (10,337,820)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................    (8,615,224)   $(206,332,259)   (8,379,039)  $(186,707,816)    (317,187)    $ (7,645,578)
                                           ===========    =============   ===========   =============   ==========     ============

                                           GROWTH-INCOME PORTFOLIO
                                          -------------------------
                                                   CLASS 2
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................     299,684   $  6,627,686
Reinvested dividends....................      12,147        263,902
Shares redeemed.........................    (615,683)   (13,661,318)
                                          ----------   ------------
Net increase (decrease).................    (303,852)  $ (6,769,730)
                                          ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       270,319    $   6,287,368       532,491   $  11,791,603
Reinvested dividends....................         2,953           68,833         3,777          81,963
Shares redeemed.........................      (266,905)      (6,353,234)     (201,468)     (4,500,486)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................         6,367    $       2,967       334,800   $   7,373,080
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                      FEDERATED AMERICAN LEADERS PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,100,923    $  18,143,214     1,666,875   $  25,643,045
Reinvested dividends....................       179,911        2,854,677       196,526       2,964,675
Shares redeemed.........................    (3,594,406)     (59,129,748)   (3,946,463)    (60,637,385)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (2,313,572)   $ (38,131,857)   (2,083,062)  $ (32,029,665)
                                           ===========    =============   ===========   =============

                                                   FEDERATED AMERICAN LEADERS PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     129,427     $  2,132,977      347,453   $  5,334,488
Reinvested dividends....................      19,609          310,782       19,972        300,969
Shares redeemed.........................    (363,680)      (5,999,327)    (357,750)    (5,508,049)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (214,644)    $ (3,555,568)       9,675   $    127,408
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,222,974    $  20,096,308     1,663,239   $  25,567,801
Reinvested dividends....................        37,400          592,105        21,929         325,862
Shares redeemed.........................      (426,734)      (6,973,189)     (229,356)     (3,551,783)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       833,640    $  13,715,224     1,455,812   $  22,341,880
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                         DAVIS VENTURE VALUE PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     4,353,146    $ 118,370,369     6,393,937   $ 155,477,202
Reinvested dividends....................       680,150       18,005,806       690,009      16,496,340
Shares redeemed.........................   (16,496,493)    (449,415,426)  (17,814,580)   (433,006,476)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................   (11,463,197)   $(313,039,251)  (10,730,634)  $(261,032,934)
                                           ===========    =============   ===========   =============

                                                       DAVIS VENTURE VALUE PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     616,759     $ 16,784,052    2,073,040   $ 50,007,668
Reinvested dividends....................      71,137        1,881,106       64,079      1,530,453
Shares redeemed.........................  (1,254,921)     (34,185,861)  (1,320,191)   (31,988,588)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (567,025)    $(15,520,703)     816,928   $ 19,549,533
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     5,102,513    $ 139,045,778     6,205,348   $ 150,349,256
Reinvested dividends....................        92,871        2,453,027        52,573       1,254,311
Shares redeemed.........................    (1,467,853)     (39,943,518)     (980,823)    (23,877,660)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     3,727,531    $ 101,555,287     5,277,098   $ 127,725,907
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

---------------------
    262

                                                        "DOGS" OF WALL STREET PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       422,915    $   4,374,283     1,557,216   $  15,957,656
Reinvested dividends....................       208,304        2,005,046       233,976       2,297,666
Shares redeemed.........................    (2,909,079)     (29,965,444)   (3,338,752)    (34,092,772)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (2,277,860)   $ (23,586,115)   (1,547,560)  $ (15,837,450)
                                           ===========    =============   ===========   =============

                                                      "DOGS" OF WALL STREET PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     171,934     $  1,767,517      504,343   $  5,163,827
Reinvested dividends....................      55,449          533,276       51,091        501,256
Shares redeemed.........................    (481,832)      (4,948,222)    (420,750)    (4,291,529)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (254,449)    $ (2,647,429)     134,684   $  1,373,554
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       416,486    $   4,275,078       766,618   $   7,846,397
Reinvested dividends....................        35,526          341,369        25,936         254,247
Shares redeemed.........................      (428,963)      (4,357,609)     (243,308)     (2,480,818)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................        23,049    $     258,838       549,246   $   5,619,826
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ALLIANCE GROWTH PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     3,357,277    $  66,097,268     4,501,879   $  79,438,833
Reinvested dividends....................       161,010        3,160,668       173,847       2,962,192
Shares redeemed.........................   (13,798,214)    (268,840,703)  (18,307,794)   (320,676,022)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................   (10,279,927)   $(199,582,767)  (13,632,068)  $(238,274,997)
                                           ===========    =============   ===========   =============

                                                         ALLIANCE GROWTH PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     553,955     $ 10,950,256    1,078,416   $ 18,906,925
Reinvested dividends....................       9,701          190,273        7,673        130,653
Shares redeemed.........................    (876,739)     (17,199,515)    (976,244)   (17,131,999)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (313,083)    $ (6,058,986)     109,845   $  1,905,579
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     2,274,138    $  44,779,536     2,835,597   $  49,594,309
Reinvested dividends....................         8,960          175,559         3,473          59,077
Shares redeemed.........................      (879,928)     (17,646,416)     (431,471)     (7,560,231)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     1,403,170    $  27,308,679     2,407,599   $  42,093,155
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                        GOLDMAN SACHS RESEARCH PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       359,917    $   2,692,535       806,409   $   5,525,049
Reinvested dividends....................        11,762           84,173            --              --
Shares redeemed.........................      (933,255)      (6,875,136)   (1,525,107)    (10,482,321)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (561,576)   $  (4,098,428)     (718,698)  $  (4,957,272)
                                           ===========    =============   ===========   =============

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................      55,776     $    411,224      134,833   $    939,875
Reinvested dividends....................       2,863           20,383           --             --
Shares redeemed.........................    (206,783)      (1,519,002)    (183,693)    (1,264,360)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (148,144)    $ (1,087,395)     (48,860)  $   (324,485)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       123,894    $     912,039       154,046   $   1,067,503
Reinvested dividends....................           528            3,751            --              --
Shares redeemed.........................       (37,288)        (267,432)      (61,944)       (424,419)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................        87,134    $     648,358        92,102   $     643,084
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                  MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       649,149    $   7,624,450     1,523,096   $  16,239,838
Reinvested dividends....................       131,497        1,518,197       166,865       1,742,181
Shares redeemed.........................    (4,277,929)     (50,654,871)   (5,612,311)    (59,675,410)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,497,283)   $ (41,512,224)   (3,922,350)  $ (41,693,391)
                                           ===========    =============   ===========   =============

                                                MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     169,391     $  2,019,257      720,605   $  7,618,000
Reinvested dividends....................      16,945          195,630       19,702        205,725
Shares redeemed.........................    (571,668)      (6,814,664)    (780,147)    (8,208,390)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (385,332)    $ (4,599,777)     (39,840)  $   (384,665)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,331,954    $  15,766,655     1,949,081   $  20,738,959
Reinvested dividends....................        21,763          251,013        16,988         177,218
Shares redeemed.........................      (585,498)      (6,876,617)     (431,762)     (4,596,540)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       768,219    $   9,141,051     1,534,307   $  16,319,637
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

---------------------
    264

                                                        PUTNAM GROWTH: VOYAGER PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       728,718    $  10,733,396     1,115,734   $  15,537,703
Reinvested dividends....................        87,493        1,248,616        24,304         326,945
Shares redeemed.........................    (4,426,236)     (64,976,809)   (4,882,200)    (67,841,022)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,610,025)   $ (52,994,797)   (3,742,162)  $ (51,976,374)
                                           ===========    =============   ===========   =============

                                                     PUTNAM GROWTH: VOYAGER PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................      58,683     $    877,480       78,856   $  1,101,030
Reinvested dividends....................       2,969           42,325           --             --
Shares redeemed.........................    (130,759)      (1,917,313)    (214,330)    (2,977,796)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................     (69,107)    $   (997,508)    (135,474)  $ (1,876,766)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       179,287    $   2,675,587       142,795   $   1,976,876
Reinvested dividends....................         1,301           18,515            --              --
Shares redeemed.........................       (68,572)      (1,013,536)      (64,075)       (884,809)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       112,016    $   1,680,566        78,720   $   1,092,067
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           BLUE CHIP GROWTH PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,583,875    $  10,148,233     1,569,047   $   9,483,195
Reinvested dividends....................        27,459          169,943         8,110          47,828
Shares redeemed.........................    (1,971,518)     (12,625,013)   (2,163,707)    (13,151,030)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (360,184)   $  (2,306,837)     (586,550)  $  (3,620,007)
                                           ===========    =============   ===========   =============

                                                        BLUE CHIP GROWTH PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     196,669     $  1,245,072      630,123   $  3,845,869
Reinvested dividends....................       8,948           55,361          773          4,559
Shares redeemed.........................    (581,006)      (3,689,960)    (639,121)    (3,893,923)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (375,389)    $ (2,389,527)      (8,225)  $    (43,495)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       640,317    $   4,074,929     1,142,106   $   6,924,211
Reinvested dividends....................         5,051           31,207            --              --
Shares redeemed.........................      (322,186)      (2,052,145)     (599,228)     (3,624,474)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       323,182    $   2,053,991       542,878   $   3,299,737
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                                            REAL ESTATE PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 2
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................     1,393,088    $  27,892,054     3,049,622   $  51,924,747      208,349     $  4,121,428
Reinvested dividends....................       803,048       14,611,306       221,705       3,863,945      160,114        2,906,748
Shares redeemed.........................    (2,979,830)     (59,399,650)   (3,712,078)    (61,234,960)    (475,517)      (9,416,364)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................      (783,694)   $ (16,896,290)     (440,751)  $  (5,446,268)    (107,054)    $ (2,388,188)
                                           ===========    =============   ===========   =============   ==========     ============

                                            REAL ESTATE PORTFOLIO
                                          -------------------------
                                                   CLASS 2
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................     632,979   $ 10,640,948
Reinvested dividends....................      39,259        682,999
Shares redeemed.........................    (530,365)    (8,703,995)
                                          ----------   ------------
Net increase (decrease).................     141,873   $  2,619,952
                                          ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,158,476    $  23,038,935     1,327,126   $  22,438,744
Reinvested dividends....................       220,591        3,998,933        32,608         566,627
Shares redeemed.........................      (530,511)     (10,471,672)     (529,659)     (8,759,000)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       848,556    $  16,566,196       830,075   $  14,246,371
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                                        SMALL COMPANY VALUE PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 3
                                           ----------------------------------------------------------   ---------------------------
                                                                                                              FOR THE PERIOD
                                                FOR THE YEAR ENDED           FOR THE PERIOD ENDED           SEPTEMBER 15, 2005*
                                                 JANUARY 31, 2006              JANUARY 31, 2005          THROUGH JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................       107,503    $   1,690,650       213,266   $   2,841,753        6,008     $    101,374
Reinvested dividends....................        41,614          606,706            --              --          425            6,193
Shares redeemed.........................      (252,041)      (3,938,956)     (217,886)     (2,888,936)          (3)             (39)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................      (102,924)   $  (1,641,600)       (4,620)  $     (47,183)       6,430     $    107,528
                                           ===========    =============   ===========   =============   ==========     ============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                          MFS MID-CAP GROWTH PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     3,137,813    $  27,342,274     6,428,858   $  54,045,870
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................    (7,261,416)     (63,769,255)  (11,603,216)    (96,294,712)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (4,123,603)   $ (36,426,981)   (5,174,358)  $ (42,248,842)
                                           ===========    =============   ===========   =============

                                                       MFS MID-CAP GROWTH PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     679,420     $  5,935,050    1,876,831   $ 15,658,266
Reinvested dividends....................          --               --           --             --
Shares redeemed.........................  (1,635,114)     (14,374,622)  (1,973,503)   (16,362,852)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (955,694)    $ (8,439,572)     (96,672)  $   (704,586)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     2,794,262    $  24,672,033     4,204,648   $  34,893,668
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................    (1,409,778)     (12,344,752)   (1,743,710)    (14,583,923)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     1,384,484    $  12,327,281     2,460,938   $  20,309,745
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

---------------

*    Inception date of class.

---------------------
    266

                                                          AGGRESSIVE GROWTH PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     3,802,319    $  40,265,998     7,352,864   $  67,476,566
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................    (7,458,901)     (79,050,306)  (11,017,781)    (99,620,656)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,656,582)   $ (38,784,308)   (3,664,917)  $ (32,144,090)
                                           ===========    =============   ===========   =============

                                                        AGGRESSIVE GROWTH PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     479,960     $  5,079,120      697,180   $  6,374,328
Reinvested dividends....................          --               --           --             --
Shares redeemed.........................    (534,386)      (5,624,690)    (829,895)    (7,474,587)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................     (54,426)    $   (545,570)    (132,715)  $ (1,100,259)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       757,377    $   8,111,286       691,823   $   6,360,176
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................      (461,237)      (4,854,692)     (304,200)     (2,758,542)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       296,140    $   3,256,594       387,623   $   3,601,634
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                         GROWTH OPPORTUNITIES PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,121,100    $   5,837,547     1,624,517   $   7,956,014
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................    (1,933,404)      (9,975,771)   (4,119,518)    (19,421,031)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (812,304)   $  (4,138,224)   (2,495,001)  $ (11,465,017)
                                           ===========    =============   ===========   =============

                                                      GROWTH OPPORTUNITIES PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     222,189     $  1,172,017      431,818   $  2,089,066
Reinvested dividends....................          --               --           --             --
Shares redeemed.........................    (310,251)      (1,607,024)    (706,575)    (3,361,703)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................     (88,062)    $   (435,007)    (274,757)  $ (1,272,637)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       480,246    $   2,495,385       526,086   $   2,520,730
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................      (305,794)      (1,575,643)     (275,565)     (1,297,808)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       174,452    $     919,742       250,521   $   1,222,922
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                                           MARSICO GROWTH PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 2
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................     1,694,177    $  19,510,346     1,718,905   $  17,162,468      383,088     $  4,331,279
Reinvested dividends....................            --               --            --              --           --               --
Shares redeemed.........................    (2,099,211)     (23,861,446)   (3,441,376)    (34,137,375)    (761,077)      (8,556,680)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................      (405,034)   $  (4,351,100)   (1,722,471)  $ (16,974,907)    (377,989)    $ (4,225,401)
                                           ===========    =============   ===========   =============   ==========     ============

                                          MARSICO GROWTH PORTFOLIO
                                          -------------------------
                                                   CLASS 2
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................     952,302   $  9,475,459
Reinvested dividends....................          --             --
Shares redeemed.........................    (943,643)    (9,351,399)
                                          ----------   ------------
Net increase (decrease).................       8,659   $    124,060
                                          ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       942,507    $  10,711,508     1,324,969   $  13,137,491
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................      (544,151)      (6,048,167)     (502,328)     (5,012,549)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       398,356    $   4,663,341       822,641   $   8,124,942
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                                             TECHNOLOGY PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 1                                       CLASS 2
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................     2,447,927    $   6,376,883     7,813,746   $  20,027,043      762,486     $  1,932,001
Reinvested dividends....................            --               --            --              --           --               --
Shares redeemed.........................    (4,526,774)     (11,487,315)  (17,807,490)    (44,694,969)  (1,166,622)      (2,928,581)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................    (2,078,847)   $  (5,110,432)   (9,993,744)  $ (24,667,926)    (404,136)    $   (996,580)
                                           ===========    =============   ===========   =============   ==========     ============

                                            TECHNOLOGY PORTFOLIO
                                          -------------------------
                                                   CLASS 2
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................   1,908,034   $  4,792,592
Reinvested dividends....................          --             --
Shares redeemed.........................  (2,362,496)    (5,940,596)
                                          ----------   ------------
Net increase (decrease).................    (454,462)  $ (1,148,004)
                                          ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     2,203,079    $   5,620,373     3,304,018   $   8,135,832
Reinvested dividends....................            --               --            --              --
Shares redeemed.........................    (1,690,231)      (4,218,794)   (2,018,927)     (5,009,193)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       512,848    $   1,401,579     1,285,091   $   3,126,639
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

---------------------
    268

                                                        SMALL & MID CAP VALUE PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 2
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       569,842    $   9,118,818     1,641,175   $  23,674,580
Reinvested dividends....................        11,610          178,201        96,745       1,497,296
Shares redeemed.........................      (708,398)     (11,239,229)     (650,154)     (9,376,021)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................      (126,946)   $  (1,942,210)    1,087,766   $  15,795,855
                                           ===========    =============   ===========   =============

                                                      SMALL & MID CAP VALUE PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 3
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................   5,903,528     $ 94,661,455    6,745,325   $ 98,490,565
Reinvested dividends....................      43,276          663,399      265,088      4,103,253
Shares redeemed.........................  (2,810,388)     (44,439,410)  (1,226,486)   (17,887,903)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................   3,136,416     $ 50,885,444    5,783,927   $ 84,705,915
                                          ==========     ============   ==========   ============

                                                   INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     3,833,093    $  47,700,256     6,042,746   $  64,929,097
Reinvested dividends....................       178,379        2,240,852       278,134       2,934,710
Shares redeemed.........................    (6,580,634)     (81,484,053)   (6,755,528)    (71,774,752)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (2,569,162)   $ (31,542,945)     (434,648)  $  (3,910,945)
                                           ===========    =============   ===========   =============

                                                 INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     469,726     $  5,844,933      946,818   $ 10,077,361
Reinvested dividends....................      21,076          265,413       34,395        363,866
Shares redeemed.........................    (752,958)      (9,471,436)    (724,284)    (7,773,626)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................    (262,156)    $ (3,361,090)     256,929   $  2,667,601
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,153,244    $  14,334,601     2,224,440   $  23,796,871
Reinvested dividends....................        23,307          293,292        28,502         301,346
Shares redeemed.........................      (790,388)      (9,847,375)     (471,019)     (5,136,108)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       386,163    $   4,780,518     1,781,923   $  18,962,109
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           GLOBAL EQUITIES PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,540,423    $  19,123,349     1,061,505   $  11,333,455
Reinvested dividends....................        44,079          533,900        64,857         674,345
Shares redeemed.........................    (4,685,314)     (56,336,749)   (6,212,214)    (65,774,615)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,100,812)   $ (36,679,500)   (5,085,852)  $ (53,766,815)
                                           ===========    =============   ===========   =============

                                                         GLOBAL EQUITIES PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     317,023     $  3,962,391      210,812   $  2,239,910
Reinvested dividends....................       1,563           18,868        2,164         22,433
Shares redeemed.........................    (233,869)      (2,867,137)    (463,454)    (4,833,982)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................      84,717     $  1,114,122     (250,478)  $ (2,571,639)
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................       631,661    $   7,740,570       580,252   $   6,103,631
Reinvested dividends....................           579            6,981           650           6,731
Shares redeemed.........................      (164,027)      (2,013,539)     (228,250)     (2,362,630)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       468,213    $   5,734,012       352,652   $   3,747,732
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           ---------------------

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     4,815,140    $  39,032,853     6,912,182   $  49,009,165
Reinvested dividends....................       321,694        2,612,284       537,367       3,720,146
Shares redeemed.........................    (8,772,967)     (70,944,376)  (11,910,891)    (84,056,065)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................    (3,636,133)   $ (29,299,239)   (4,461,342)  $ (31,326,754)
                                           ===========    =============   ===========   =============

                                               INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................   1,249,893     $ 10,297,956    3,715,578   $ 25,927,465
Reinvested dividends....................      86,185          696,476      126,526        871,901
Shares redeemed.........................  (1,217,010)      (9,967,692)  (1,883,767)   (13,317,708)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................     119,068     $  1,026,740    1,958,337   $ 13,481,658
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     7,963,205    $  64,266,836     9,613,186   $  67,887,558
Reinvested dividends....................       233,979        1,889,182       230,293       1,585,744
Shares redeemed.........................    (3,003,319)     (24,375,363)   (1,639,683)    (11,697,479)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................     5,193,865    $  41,780,655     8,203,796   $  57,775,823
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                           EMERGING MARKETS PORTFOLIO
                                           ----------------------------------------------------------
                                                                    CLASS 1
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     4,023,531    $  54,841,575     3,216,688   $  32,752,655
Reinvested dividends....................        31,739          437,749       105,095       1,041,907
Shares redeemed.........................    (3,579,770)     (47,802,468)   (4,578,435)    (44,427,338)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       475,500    $   7,476,856    (1,256,652)  $ (10,632,776)
                                           ===========    =============   ===========   =============

                                                        EMERGING MARKETS PORTFOLIO
                                          -------------------------------------------------------
                                                                  CLASS 2
                                          -------------------------------------------------------
                                              FOR THE YEAR ENDED           FOR THE YEAR ENDED
                                               JANUARY 31, 2006             JANUARY 31, 2005
                                          ---------------------------   -------------------------
                                            SHARES          AMOUNT        SHARES        AMOUNT
                                          ---------------------------   -------------------------
Shares sold.............................     561,322     $  7,893,732      689,346   $  7,065,132
Reinvested dividends....................       2,874           39,547       10,203        100,961
Shares redeemed.........................    (415,124)      (5,585,683)    (337,455)    (3,323,441)
                                          ----------     ------------   ----------   ------------
Net increase (decrease).................     149,072     $  2,347,596      362,094   $  3,842,652
                                          ==========     ============   ==========   ============

                                           ----------------------------------------------------------
                                                                    CLASS 3
                                           ----------------------------------------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005
                                           ----------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT
                                           ----------------------------   ---------------------------
Shares sold.............................     1,411,392    $  19,534,331     1,086,548   $  11,052,235
Reinvested dividends....................         2,340           32,172         6,838          67,620
Shares redeemed.........................      (519,058)      (7,077,069)     (336,519)     (3,304,099)
                                           -----------    -------------   -----------   -------------
Net increase (decrease).................       894,674    $  12,489,434       756,867   $   7,815,756
                                           ===========    =============   ===========   =============


Shares sold.............................
Reinvested dividends....................
Shares redeemed.........................
Net increase (decrease).................

                                                                           FOREIGN VALUE PORTFOLIO
                                           ----------------------------------------------------------------------------------------
                                                                    CLASS 2                                       CLASS 3
                                           ----------------------------------------------------------   ---------------------------
                                                FOR THE YEAR ENDED            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                                 JANUARY 31, 2006              JANUARY 31, 2005              JANUARY 31, 2006
                                           ----------------------------   ---------------------------   ---------------------------
                                             SHARES          AMOUNT         SHARES         AMOUNT         SHARES          AMOUNT
                                           ----------------------------   ---------------------------   ---------------------------
Shares sold.............................       637,339    $   9,585,185     2,094,636   $  27,592,159    8,393,625     $127,247,317
Reinvested dividends....................         6,549           98,918       111,860       1,600,082       27,584          416,571
Shares redeemed.........................      (602,650)      (9,186,049)     (833,911)    (11,017,375)  (2,570,240)     (39,236,334)
                                           -----------    -------------   -----------   -------------   ----------     ------------
Net increase (decrease).................        41,238    $     498,054     1,372,585   $  18,174,866    5,850,969     $ 88,427,554
                                           ===========    =============   ===========   =============   ==========     ============

                                           FOREIGN VALUE PORTFOLIO
                                          -------------------------
                                                   CLASS 3
                                          -------------------------
                                             FOR THE YEAR ENDED
                                              JANUARY 31, 2005
                                          -------------------------
                                            SHARES        AMOUNT
                                          -------------------------
Shares sold.............................   9,432,596   $126,059,706
Reinvested dividends....................     333,839      4,780,126
Shares redeemed.........................  (1,463,492)   (19,829,978)
                                          ----------   ------------
Net increase (decrease).................   8,302,943   $111,009,854
                                          ==========   ============

---------------------
    270

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                                                BLAYLOCK &    MORGAN STANLEY       SANFORD C.
PORTFOLIO                                           JP MORGAN   PARTNERS LP     CO., INC.      BERNSTEIN CO., LLC   GOLDMAN SACHS
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth...................................   $    --      $3,222         $64,658            $     --           $87,042
Technology........................................        --          --          26,136                  --             5,906
Small & Mid Cap Value.............................        --          --              --             104,276                --
Equity Income.....................................        --          --             163                  --               267
Int'l Diversified Equities........................        --          --              --                  --            15,536
Global Equities...................................    18,129          --           1,344                  --            52,037
Telecom Utility...................................        --          --              --                  --             1,356
Goldman Sachs Research............................        --          --              --                  --             1,261

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the year ended January 31, 2006, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                          MARKET
                                                                         VALUE AT
                                                                       JANUARY 31,      COST OF    PROCEEDS OF    REALIZED
PORTFOLIO                             SECURITY              INCOME         2005        PURCHASES      SALES      GAIN/LOSS
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond...........  Riviera Holdings Corp.         $110,000    $ 1,120,000     $     --    $       --    $       --
                            11.00% due 06/15/10
SunAmerica Balanced.......  AIG                                  --             --      606,192       601,798        (4,394)
                            Riviera Holdings Corp.            3,839         39,200           --        36,546          (110)
                            11.00% due 06/15/10
Equity Index..............  AIG                               5,638        721,434           --       103,808          (214)
Davis Venture Value.......  AIG                              75,590      9,110,699           --            --            --
                            Transatlantic Holdings, Inc.    275,447     40,108,669           --     5,791,972     1,786,499
Putnam Growth: Voyager....  AIG                              35,310      4,255,818           --            --            --
Small Company Value.......  IPC Holdings, Ltd.                   --         12,663           --        12,531         1,507
Global Equities...........  AIG                              10,942      4,220,552           --     3,631,348     1,234,904

                                            MARKET
                             CHANGE IN     VALUE AT
                            UNREALIZED    JANUARY 31,
PORTFOLIO                   GAIN (LOSS)      2006
--------------------------  -------------------------
High-Yield Bond...........  $   (45,000)  $ 1,075,000
SunAmerica Balanced.......           --            --
                                 (2,544)           --
Equity Index..............      (14,329)      603,083
Davis Venture Value.......     (114,073)    8,996,626
                               (549,592)   35,553,604
Putnam Growth: Voyager....      (53,286)    4,202,532
Small Company Value.......       (1,639)           --
Global Equities...........   (1,824,108)           --

9. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The Global Bond Portfolio had approximately 20.7% of its net assets invested in equity securities domiciled in Japan. The International Growth and Income Portfolio had 27.9% and 15.2% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively. The Global Equities Portfolio had 12.9% of its net assets invested in equity securities domiciled in Japan. Additionally, International Diversified Equities Portfolio had 27.8% and 16.5% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 18.6%, 15.3% and 12.7% of its net assets invested in South Korea, Brazil and Taiwan, respectively, and the Foreign Value Portfolio had 19.9% of its net assets invested in the United Kingdom.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit

                                                           ---------------------
which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended January 31, 2006, the following portfolios had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
High-Yield Bond.............................................       73       $58,104    $7,517,055     3.80%
SunAmerica Balanced.........................................      111         8,952       821,577     3.76
MFS Total Return............................................        4           495     1,272,112     3.50
Telecom Utility.............................................        1            36       345,206     3.75
Equity Index................................................        1            92       679,922     4.88
Growth-Income...............................................       40        10,823     3,011,559     3.44
"Dogs" of Wall Street.......................................        8           289       269,695     4.77
Alliance Growth.............................................       45         6,407     1,310,907     3.84
Goldman Sachs Research......................................        2            31       180,109     3.13
MFS Investors Trust.........................................       19         2,026     1,126,333     3.66
Putnam Growth: Voyager......................................      118         9,585       782,979     3.94
Blue Chip Growth............................................       28           888       323,340     3.62
Real Estate.................................................        1            95       795,834     4.31
MFS Mid-Cap Growth..........................................        5         1,018     1,954,480     3.75
Marsico Growth..............................................       15           338       219,741     3.61
Technology..................................................        6           239       403,418     3.70
Small & Mid Cap Value.......................................        1            72       738,626     3.50
International Growth and Income.............................       87         9,791     1,035,843     3.92
Global Equities.............................................       49         1,944       420,809     3.38
Emerging Markets............................................        9           577       729,783     3.17

At January 31, 2006, "Dogs" of Wall Street Portfolio had a balance open under the line of credit of $485,481.

11. INTERFUND LENDING AGREEMENT: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2006 none of the Portfolios participated in this program.

12. OTHER MATTERS: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser") and AIG SunAmerica Capital Services, Inc., the distributor of the Portfolios ("Distributor), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

  AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

  Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

  As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

  Subject to receipt of permanent relief, the Adviser and Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.
---------------------
    272

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
      01/31/02     $11.13      $0.37       $  0.02        $  0.39        $(0.45)        $   --         $(0.45)      $11.07
      01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83
      01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68
      01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69
      01/31/06      10.69       0.32            --           0.32         (0.09)            --          (0.09)       10.92
                                               Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02      11.34       0.12          0.03           0.15         (0.44)            --          (0.44)       11.05
      01/31/03      11.05       0.12          0.01           0.13         (0.36)            --          (0.36)       10.82
      01/31/04      10.82       0.06         (0.01)          0.05         (0.21)            --          (0.21)       10.66
      01/31/05      10.66       0.08          0.01           0.09         (0.07)            --          (0.07)       10.68
      01/31/06      10.68       0.30            --           0.30         (0.08)            --          (0.08)       10.90
                                               Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03      10.78       0.02          0.01           0.03            --             --             --        10.81
      01/31/04      10.81       0.04          0.01           0.05         (0.21)            --          (0.21)       10.65
      01/31/05      10.65       0.08         (0.01)          0.07         (0.06)            --          (0.06)       10.66
      01/31/06      10.66       0.29            --           0.29         (0.07)            --          (0.07)       10.88
                                                Corporate Bond Portfolio Class 1
      01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17
      01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24
      01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92
      01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02
      01/31/06      12.02       0.62         (0.44)          0.18         (0.55)            --          (0.55)       11.65
                                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.37       0.43            --           0.43         (0.63)            --          (0.63)       11.17
      01/31/03      11.17       0.73          0.03           0.76         (0.70)            --          (0.70)       11.23
      01/31/04      11.23       0.67          0.71           1.38         (0.70)            --          (0.70)       11.91
      01/31/05      11.91       0.63          0.07           0.70         (0.61)            --          (0.61)       12.00
      01/31/06      12.00       0.60         (0.42)          0.18         (0.54)            --          (0.54)       11.64
                                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.83       0.20          0.20           0.40            --             --             --        11.23
      01/31/04      11.23       0.61          0.75           1.36         (0.70)            --          (0.70)       11.89
      01/31/05      11.89       0.59          0.11           0.70         (0.60)            --          (0.60)       11.99
      01/31/06      11.99       0.58         (0.43)          0.15         (0.52)            --          (0.52)       11.62
                                                 Global Bond Portfolio Class 1
      01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97
      01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38
      01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74
      01/31/06      11.74       0.28          0.06           0.34         (0.38)         (0.06)         (0.44)       11.64
                                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.41       0.21          0.04           0.25         (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.38          0.27           0.65         (0.17)         (0.15)         (0.32)       10.96
      01/31/04      10.96       0.33          0.06           0.39            --             --             --        11.35
      01/31/05      11.35       0.30          0.18           0.48            --          (0.14)         (0.14)       11.69
      01/31/06      11.69       0.26          0.06           0.32         (0.37)         (0.06)         (0.43)       11.58
                                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.68       0.11          0.17           0.28            --             --             --        10.96
      01/31/04      10.96       0.30          0.08           0.38            --             --             --        11.34
      01/31/05      11.34       0.28          0.18           0.46            --          (0.14)         (0.14)       11.66
      01/31/06      11.66       0.25          0.06           0.31         (0.35)         (0.06)         (0.41)       11.56

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      01/31/02       3.48%   $600,741     0.52%          3.31%           --%
      01/31/03       1.22     457,994      0.52           1.37           --
      01/31/04       0.72     244,351      0.54           0.69           --
      01/31/05       0.86     227,570      0.56           0.90           --
      01/31/06       3.04     191,254      0.54           2.91           --
                               Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02       1.34      22,093      0.68+          1.75+          --
      01/31/03       1.22      82,513      0.67           1.13           --
      01/31/04       0.48      54,706      0.69           0.54           --
      01/31/05       0.80      56,609      0.71           0.77           --
      01/31/06       2.80      46,240      0.69           2.75           --
                               Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03       0.28      10,355      0.76+          0.68+          --
      01/31/04       0.45      59,832      0.80           0.37           --
      01/31/05       0.63     109,704      0.81           0.75           --
      01/31/06       2.70     124,629      0.79           2.70           --
                                Corporate Bond Portfolio Class 1
      01/31/02       5.27     258,912      0.67           7.41           83(1)
      01/31/03       7.17     263,378      0.65           7.17           46(1)
      01/31/04      12.67     277,860      0.64           5.89           48(1)
      01/31/05       6.18     279,090      0.63           5.46           33(1)
      01/31/06       1.60     280,564      0.62           5.23           44(1)
                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02       3.84      10,530      0.82+          7.05+          83(1)
      01/31/03       6.99      40,274      0.80           6.87           46(1)
      01/31/04      12.53      55,428      0.79           5.73           48(1)
      01/31/05       5.95      63,706      0.78           5.30           33(1)
      01/31/06       1.54      61,250      0.77           5.08           44(1)
                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03       3.69       2,965      0.87+          5.87+          46(1)
      01/31/04      12.31      29,614      0.90           5.56           48(1)
      01/31/05       5.96      92,720      0.89           5.13           33(1)
      01/31/06       1.35     142,751      0.87           4.96           44(1)
                                 Global Bond Portfolio Class 1
      01/31/02       4.03     145,556      0.81           3.84          193
      01/31/03       6.36     132,160      0.80           3.89           66
      01/31/04       3.74     114,854      0.82           3.17          115
      01/31/05       4.38     102,785      0.83           2.79           86
      01/31/06       2.98      97,472      0.83           2.40          164
                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02       2.17       2,873      0.97+         3.46+          193
      01/31/03       6.18      10,931      0.94           3.70           66
      01/31/04       3.56      14,577      0.97           3.00          115
      01/31/05       4.22      16,528      0.98           2.63           86
      01/31/06       2.76      18,586      0.98           2.25          164
                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03       2.62         848      0.98+          3.20+          66
      01/31/04       3.47       8,162      1.07           2.82          115
      01/31/05       4.04      17,720      1.09           2.51           86
      01/31/06       2.75      29,074      1.08           2.15          164

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Portfolio turnover includes paydowns on securities.
        Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  -------------------------
                                                                  2002   2003   2004   2005
                                                                  -------------------------
        Corporate Bond                                             83%    45%    46%    32%

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      01/31/02     $ 9.08      $0.98        $(1.94)        $(0.96)       $(1.11)        $   --         $(1.11)      $ 7.01
      01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
      01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30
      01/31/06       7.30       0.57          0.16           0.73         (0.77)            --          (0.77)        7.26
                                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02       8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      01/31/03       7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      01/31/04       5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
      01/31/05       6.99       0.59          0.35           0.94         (0.65)            --          (0.65)        7.28
      01/31/06       7.28       0.56          0.17           0.73         (0.76)            --          (0.76)        7.25
                                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       5.21       0.18          0.28           0.46            --             --             --         5.67
      01/31/04       5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
      01/31/05       6.98       0.57          0.37           0.94         (0.64)            --          (0.64)        7.28
      01/31/06       7.28       0.54          0.17           0.71         (0.75)            --          (0.75)        7.24
                                            Worldwide High Income Portfolio Class 1
      01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
      01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68
      01/31/06       7.68       0.52          0.10           0.62         (0.63)            --          (0.63)        7.67
                                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02       8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      01/31/04       6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
      01/31/05       7.52       0.54          0.07           0.61         (0.48)            --          (0.48)        7.65
      01/31/06       7.65       0.50          0.11           0.61         (0.62)            --          (0.62)        7.64
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.15       0.14          0.23           0.37            --             --             --         6.52
      01/31/04       6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50
      01/31/05       7.50       0.50          0.11           0.61         (0.47)            --          (0.47)        7.64
      01/31/06       7.64       0.48          0.12           0.60         (0.61)            --          (0.61)        7.63

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      01/31/02     (10.11)%  $255,845      0.71%         12.18%         148%(2)
      01/31/03      (3.92)    221,410      0.75          10.09          121(2)
      01/31/04      32.41     311,063      0.73           9.09          125(2)
      01/31/05      14.59     269,008      0.72           8.66           88(2)
      01/31/06      10.65     242,766      0.74(1)        7.75(1)        71
                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02      (3.92)      4,785      0.88+         11.22+         148(2)
      01/31/03      (3.87)     18,881      0.91          10.15          121(2)
      01/31/04      32.05      44,595      0.88           8.82          125(2)
      01/31/05      14.29      44,426      0.87           8.49           88(2)
      01/31/06      10.65      41,544      0.89(1)        7.59(1)        71
                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       8.83       3,165      1.04+         10.74+         121(2)
      01/31/04      31.84      28,897      0.97           8.51          125(2)
      01/31/05      14.36      42,599      0.97           8.31           88(2)
      01/31/06      10.41      54,144      0.99(1)        7.48(1)        71
                            Worldwide High Income Portfolio Class 1
      01/31/02      (8.61)     93,599      1.11(1)       10.97(1)       139(2)
      01/31/03       0.45      77,847      1.15           9.55          103(2)
      01/31/04      25.40      92,530      1.15           7.16          149(2)
      01/31/05       8.64      86,357      1.13           7.37           90(2)
      01/31/06       8.49      80,462      0.97           6.69           48
                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02      (0.25)      1,028      1.27+(1)      10.53+(1)      139(2)
      01/31/03       0.10       3,247      1.29           9.44          103(2)
      01/31/04      25.31       6,927      1.30           7.00          149(2)
      01/31/05       8.38       8,064      1.28           7.22           90(2)
      01/31/06       8.36       8,336      1.12           6.52           48
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.02         106      1.36+          9.43+         103(2)
      01/31/04      24.95         718      1.39           6.74          149(2)
      01/31/05       8.43       1,123      1.38           7.06           90(2)
      01/31/06       8.26       1,622      1.22           6.36           48

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%, for the periods ending
        January 31, 2002 and January 31, 2006.
   (2)  Portfolio turnover includes paydowns on securities.
        Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                      -------------------------
                                                                      2002   2003   2004   2005
                                                                      -------------------------
        High-Yield Bond.............................................  148%   121%   125%    88%
        Worldwide High Income.......................................  139    103    149     90

    See Notes to Financial Statements

---------------------
    274

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      01/31/02     $17.64      $0.31        $(3.12)        $(2.81)       $(0.33)        $(0.48)        $(0.81)      $14.02
      01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
      01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82
      01/31/06      13.82       0.31          0.30           0.61         (0.35)            --          (0.35)       14.08
                                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      01/31/03      14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      01/31/04      11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
      01/31/05      13.42       0.26          0.31           0.57         (0.19)            --          (0.19)       13.80
      01/31/06      13.80       0.28          0.31           0.59         (0.33)            --          (0.33)       14.06
                                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      01/31/04      11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
      01/31/05      13.40       0.25          0.31           0.56         (0.18)            --          (0.18)       13.78
      01/31/06      13.78       0.27          0.31           0.58         (0.32)            --          (0.32)       14.04
                                               MFS Total Return Portfolio Class 1
      01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
      01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56
      01/31/06      17.56       0.44          0.50           0.94         (0.39)         (0.85)         (1.24)       17.26
                                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02      16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      01/31/03      15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      01/31/04      13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
      01/31/05      16.21       0.38          0.98           1.36         (0.03)            --          (0.03)       17.54
      01/31/06      17.54       0.41          0.51           0.92         (0.37)         (0.85)         (1.22)       17.24
                                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03      13.61       0.09          0.27           0.36            --             --             --        13.97
      01/31/04      13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21
      01/31/05      16.21       0.36          0.98           1.34         (0.03)            --          (0.03)       17.52
      01/31/06      17.52       0.38          0.52           0.90         (0.35)         (0.85)         (1.20)       17.22

      ----------  ----------------------------------------------------------------
                                NET       RATIO OF     RATIO OF NET
                               ASSETS    EXPENSES TO    INVESTMENT
                               END OF      AVERAGE      INCOME TO
        PERIOD      TOTAL      PERIOD        NET       AVERAGE NET     PORTFOLIO
        ENDED     RETURN**    (000'S)      ASSETS         ASSETS        TURNOVER
      ----------  ----------------------------------------------------------------
                               SunAmerica Balanced Portfolio Class 1
      01/31/02      (15.86)%  $471,194     0.66%          2.00%           322%(2)
      01/31/03      (14.95)    310,531      0.68           1.91           611(2)
      01/31/04        18.51    318,419      0.69           1.45           187(2)
      01/31/05         4.52    275,323      0.72(1)        2.03(1)        192(2)
      01/31/06         4.55(3)  224,250     0.73(1)        2.16(1)        227
                               SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02       (5.26)      6,094     0.82+           1.63+          322(2)
      01/31/03      (15.04)     19,712      0.82           1.72           611(2)
      01/31/04        18.36     27,532      0.84           1.30           187(2)
      01/31/05         4.30     26,777      0.87(1)        1.89(1)        192(2)
      01/31/06         4.40(3)   23,725     0.88(1)        2.01(1)        227
                               SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03       (2.28)        579      0.89+          1.33+          611(2)
      01/31/04        18.25      6,581      0.95           1.20           187(2)
      01/31/05         4.21     12,460      0.98(1)        1.86(1)        192(2)
      01/31/06         4.31(3)   12,943     0.98(1)        1.90(1)        227
                                 MFS Total Return Portfolio Class 1
      01/31/02       (0.25)    469,605      0.73           2.93           108(2)
      01/31/03       (5.96)    516,660      0.72(1)        2.81(1)         73(2)
      01/31/04        20.73    630,428      0.74(1)        2.37(1)         56(2)
      01/31/05         8.53    660,464      0.74(1)        2.42(1)         64(2)
      01/31/06         5.74    674,833      0.71(1)        2.48(1)         44
                                 MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02         0.39     20,010      0.88+          2.39+          108(2)
      01/31/03       (6.12)     92,257      0.87(1)        2.62(1)         73(2)
      01/31/04        20.58    141,025      0.89(1)        2.21(1)         56(2)
      01/31/05         8.40    146,906      0.89(1)        2.27(1)         64(2)
      01/31/06         5.59    140,809      0.86(1)        2.33(1)         44
                                 MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03         2.65      6,325      0.98+(1)       2.24+(1)        73(2)
      01/31/04        20.43     59,339      0.99(1)        2.05(1)         56(2)
      01/31/05         8.27    141,874      0.99(1)        2.19(1)         64(2)
      01/31/06         5.50    205,505      0.96(1)        2.22(1)         44

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                     -----------------------------
                                                                     1/03    1/04    1/05    1/06
                                                                     -----------------------------
       SunAmerica Balanced Class 1.................................   --%     --%    0.00%    0.02%
       SunAmerica Balanced Class 2.................................   --      --     0.00     0.02
       SunAmerica Balanced Class 3.................................   --      --     0.00     0.02
       MFS Total Return Class 1....................................  0.01    0.02    0.02     0.01
       MFS Total Return Class 2....................................  0.01    0.02    0.02     0.01
       MFS Total Return Class 3....................................  0.01    0.02    0.02     0.01

   (2)  Portfolio turnover includes paydowns on securities.
        Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                                  -------------------------
                                                                  2002   2003   2004   2005
                                                                  -------------------------
        SunAmerica Balanced.....................................  322%   611%   186%   192%
        MFS Total Return........................................  105     68     49     60

   (3) The Portfolio's total return was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions (Note 4).

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      01/31/02    $12.39      $0.70        $(2.70)        $(2.00)       $(0.38)        $   --         $(0.38)      $10.01
      01/31/03     10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      01/31/04      6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
      01/31/05      7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65
      01/31/06      8.65       0.32          0.60           0.92         (0.39)            --          (0.39)        9.18
                                               Telecom Utility Portfolio Class 2
      07/09/01@-
      01/31/02     11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      01/31/03     10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      01/31/04      6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
      01/31/05      7.96       0.32          0.76           1.08         (0.40)            --          (0.40)        8.64
      01/31/06      8.64       0.31          0.60           0.91         (0.38)            --          (0.38)        9.17
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      01/31/03      6.75       0.09            --           0.09            --             --             --         6.84
      01/31/04      6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95
      01/31/05      7.95       0.33          0.74           1.07         (0.39)            --          (0.39)        8.63
      01/31/06      8.63       0.29          0.61           0.90         (0.37)            --          (0.37)        9.16
                                                Equity Income Portfolio Class 1
      01/31/02     11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      01/31/03     10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      01/31/04      8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
      01/31/05     11.29       0.15          0.40           0.55         (0.15)            --          (0.15)       11.69
      01/31/06     11.69       0.13          1.11           1.24         (0.21)         (0.08)         (0.29)       12.64
                                                Equity Index Portfolio Class 1
      01/31/02     11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      01/31/03      9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      01/31/04      7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
      01/31/05      9.62       0.14          0.40           0.54         (0.11)            --          (0.11)       10.05
      01/31/06     10.05       0.14          0.84           0.98         (0.17)            --          (0.17)       10.86

      ---------  -----------------------------------------------------------
                              NET      RATIO OF     RATIO OF NET
                            ASSETS    EXPENSES TO    INVESTMENT
                            END OF      AVERAGE      INCOME TO
       PERIOD     TOTAL     PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**   (000S)      ASSETS         ASSETS      TURNOVER
      ---------  -----------------------------------------------------------
                              Telecom Utility Portfolio Class 1
      01/31/02    (16.46)%  $84,766      0.85%(1)       6.09%(1)      102%
      01/31/03    (22.90)    52,982      0.95(3)        4.82(3)       123
      01/31/04     24.12     50,898      0.98(3)        4.83(3)        19
      01/31/05     14.11     50,866      0.97(3)        4.10(3)        29
      01/31/06     10.90     43,498      0.91(3)        3.54(3)         6
                              Telecom Utility Portfolio Class 2
      07/09/01@
      01/31/02    (13.56)     1,421      1.01+(1)       5.16+(1)      102
      01/31/03    (22.99)     3,466      1.12(3)        4.90(3)       123
      01/31/04     23.78      3,835      1.13(3)        4.64(3)        19
      01/31/05     13.97      4,427      1.12(3)        3.94(3)        29
      01/31/06     10.76      4,739      1.06(3)        3.37(3)         6
                              Telecom Utility Portfolio Class 3
      11/11/02@
      01/31/03      1.33        103      1.29+(3)       6.18+(3)      123
      01/31/04     23.61        188      1.23(3)        4.41(3)        19
      01/31/05     13.89        142      1.22(3)        4.07(3)        29
      01/31/06     10.67        278      1.15(3)        3.24(3)         6
                               Equity Income Portfolio Class 1
      01/31/02     (5.44)     8,060      0.95(2)        1.89(2)        30
      01/31/03    (18.06)     6,449      1.13(2)        1.84(2)        74
      01/31/04     31.51      8,715      1.35(2)        1.35(2)        27
      01/31/05      4.95      7,164      1.35(2)        1.28(2)        23
      01/31/06     10.80      5,801      1.35(2)(4)     1.07(2)(4)     17
                               Equity Index Portfolio Class 1
      01/31/02    (16.57)    51,434      0.55(2)        0.80(2)         5
      01/31/03    (23.31)    37,586      0.55(2)        1.07(2)         4
      01/31/04     33.68     49,616      0.55(2)        1.19(2)         1
      01/31/05      5.65     46,789      0.55(2)        1.42(2)         4
      01/31/06      9.86     41,634      0.55(2)(4)     1.30(2)(4)      2

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES                         NET INVESTMENT INCOME (LOSS)
                                               ---------------------------------------    ---------------------------------------
                                               1/02    1/03    1/04    1/05     1/06      1/02    1/03    1/04    1/05     1/06
                                               ---------------------------------------    ---------------------------------------
       Equity Income Class 1.................  1.91%   1.54%   1.77%   1.81%   1.90%(1)   0.93%   1.43%   0.93%   0.82%   0.52%(1)
       Equity Index Class 1..................  0.59    0.58    0.62    0.63    0.63       0.76    1.04    1.12    1.34    1.24

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                  ----------------------------
                                                                  1/03    1/04    1/05    1/06
                                                                  ----------------------------
       Telecom Utility Class 1..................................  0.07%   0.04%   0.01%   0.03%
       Telecom Utility Class 2..................................  0.08    0.04    0.01    0.03
       Telecom Utility Class 3..................................  0.07    0.04    0.01    0.03

   (4)  Net of custody credits of 0.01%

    See Notes to Financial Statements

---------------------
    276

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      01/31/02     $29.05      $0.15       $ (6.00)        $(5.85)       $(0.19)        $(1.26)        $(1.45)      $21.75
      01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
      01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25
      01/31/06      23.25       0.14          3.11           3.25         (0.14)            --          (0.14)       26.36
                                                Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      01/31/03      21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      01/31/04      16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
      01/31/05      22.22       0.07          1.06           1.13         (0.13)            --          (0.13)       23.22
      01/31/06      23.22       0.11          3.10           3.21         (0.10)            --          (0.10)       26.33
                                                Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      01/31/04      16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
      01/31/05      22.20       0.04          1.06           1.10         (0.11)            --          (0.11)       23.19
      01/31/06      23.19       0.08          3.10           3.18         (0.08)            --          (0.08)       26.29
                                          Federated American Leaders Portfolio Class 1
      01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61
      01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24
      01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06
      01/31/06      16.06       0.25          1.09           1.34         (0.26)            --          (0.26)       17.14
                                          Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      01/31/03      14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59
      01/31/04      11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22
      01/31/05      15.22       0.21          0.82           1.03         (0.21)            --          (0.21)       16.04
      01/31/06      16.04       0.22          1.09           1.31         (0.24)            --          (0.24)       17.11
                                          Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03      11.10       0.05          0.44           0.49            --             --             --        11.59
      01/31/04      11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20
      01/31/05      15.20       0.19          0.82           1.01         (0.19)            --          (0.19)       16.02
      01/31/06      16.02       0.20          1.10           1.30         (0.23)            --          (0.23)       17.09

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      01/31/02     (19.96)%  $1,450,218      0.58%          0.62%          56%
      01/31/03     (21.61)      877,271      0.59(1)        0.79(1)        45
      01/31/04      33.04       981,864      0.64(1)        0.62(1)        56
      01/31/05       5.25       831,173      0.64(1)        0.43(1)        44
      01/31/06      14.05       715,382      0.61(1)        0.58(1)        36
                                 Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      (8.11)       14,959      0.74+          0.44+          56
      01/31/03     (21.75)       35,928      0.74(1)        0.64(1)        45
      01/31/04      32.84        49,786      0.79(1)        0.46(1)        56
      01/31/05       5.12        44,957      0.79(1)        0.28(1)        44
      01/31/06      13.90        42,623      0.76(1)        0.43(1)        36
                                 Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      (0.30)        2,139      0.81+(1)       0.53+(1)       45
      01/31/04      32.76        10,635      0.90(1)        0.31(1)        56
      01/31/05       4.99        18,873      0.89(1)        0.15(1)        44
      01/31/06      13.77        21,564      0.86(1)        0.32(1)        36
                           Federated American Leaders Portfolio Class 1
      01/31/02      (7.53)      270,692      0.76           1.05           33
      01/31/03     (20.76)      191,653      0.76(1)        1.41(1)        32
      01/31/04      33.25       224,293      0.84(1)        1.55(1)        31
      01/31/05       6.95(2)    203,016      0.80(1)        1.47(1)        54
      01/31/06       8.50       176,962      0.76(1)        1.46(1)        55
                           Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      (4.07)        6,864      0.91+          0.92+          33
      01/31/03     (20.98)       16,432      0.92(1)        1.30(1)        32
      01/31/04      33.13        22,101      0.99(1)        1.40(1)        31
      01/31/05       6.83(2)     23,450      0.95(1)        1.32(1)        54
      01/31/06       8.29        21,346      0.91(1)        1.31(1)        55
                           Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03       4.41         1,119      0.98+(1)       1.32+(1)       32
      01/31/04      32.92         9,470      1.09(1)        1.19(1)        31
      01/31/05       6.75(2)     33,299      1.06(1)        1.21(1)        54
      01/31/06       8.20        49,769      1.01(1)        1.19(1)        55

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                     -----------------------------
                                                                     1/03    1/04    1/05    1/06
                                                                     -----------------------------
       Growth-Income Class 1.......................................  0.01%   0.04%   0.03%    0.01%
       Growth-Income Class 2.......................................  0.01    0.04    0.03     0.01
       Growth-Income Class 3.......................................  0.01    0.04    0.03     0.01
       Federated American Leaders Class 1..........................  0.01    0.07    0.04     0.05
       Federated American Leaders Class 2..........................  0.02    0.07    0.04     0.05
       Federated American Leaders Class 3..........................  0.01    0.07    0.05     0.04

   (2) The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      01/31/02     $29.37      $0.12        $(4.78)        $(4.66)       $(0.13)        $(4.00)        $(4.13)      $20.58
      01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21
      01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72
      01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94
      01/31/06      25.94       0.28          3.25           3.53         (0.28)            --          (0.28)       29.19
                                             Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20
      01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69
      01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90
      01/31/06      25.90       0.24          3.25           3.49         (0.24)            --          (0.24)       29.15
                                             Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03      16.49       0.03          0.67           0.70            --             --             --        17.19
      01/31/04      17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66
      01/31/05      23.66       0.22          2.15           2.37         (0.17)            --          (0.17)       25.86
      01/31/06      25.86       0.20          3.27           3.47         (0.22)            --          (0.22)       29.11
                                            "Dogs" of Wall Street Portfolio Class 1
      01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99
      01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06
      01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37
      01/31/06      10.37       0.24          0.04           0.28         (0.26)         (0.02)         (0.28)       10.37
                                            "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98
      01/31/04       7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05
      01/31/05      10.05       0.19          0.35           0.54         (0.23)            --          (0.23)       10.36
      01/31/06      10.36       0.22          0.04           0.26         (0.24)         (0.02)         (0.26)       10.36
                                            "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       7.90       0.05          0.03           0.08            --             --             --         7.98
      01/31/04       7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04
      01/31/05      10.04       0.18          0.34           0.52         (0.22)            --          (0.22)       10.34
      01/31/06      10.34       0.21          0.05           0.26         (0.23)         (0.02)         (0.25)       10.35

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      01/31/02     (15.57)%  $2,323,050      0.76%          0.49%          30%
      01/31/03     (15.79)    1,612,985      0.75           0.81           17
      01/31/04      38.95     2,004,101      0.77           1.03           13
      01/31/05      10.35     1,913,355      0.79(1)        1.03(1)         9
      01/31/06      13.71     1,819,150      0.76(1)        1.03(1)        14
                              Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      (5.48)       33,826      0.92+          0.43+          30
      01/31/03     (15.88)       95,566      0.90           0.69           17
      01/31/04      38.68       176,392      0.92           0.84           13
      01/31/05      10.18       214,007      0.94(1)        0.87(1)         9
      01/31/06      13.57       224,338      0.91(1)        0.87(1)        14
                              Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03       4.24         7,105      0.97+          0.48+          17
      01/31/04      38.54        88,056      1.03           0.61           13
      01/31/05      10.06       232,729      1.04(1)        0.74(1)         9
      01/31/06      13.49       370,408      1.01(1)        0.73(1)        14
                             "Dogs" of Wall Street Portfolio Class 1
      01/31/02       6.34       112,588      0.71           2.22           35
      01/31/03     (13.07)       99,103      0.69           2.42           67
      01/31/04      29.27       105,109      0.71           2.67           56
      01/31/05       5.67        92,258      0.71           2.05           30
      01/31/06       2.91        68,668      0.70(1)        2.26(1)        26
                             "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       4.79         3,049      0.86+          1.78+          35
      01/31/03     (13.26)       10,735      0.84           2.29           67
      01/31/04      29.12        20,038      0.86           2.46           56
      01/31/05       5.54        22,040      0.86           1.91           30
      01/31/06       2.75        19,414      0.85(1)        2.10(1)        26
                             "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       1.01           569      0.92+          1.91+          67
      01/31/04      28.95         6,743      0.96           2.21           56
      01/31/05       5.34        12,628      0.96           1.81           30
      01/31/06       2.75        12,873      0.95(1)        2.01(1)        26

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                   -----------
                                                   1/05   1/06
                                                   -----------
       Davis Venture Value Class 1...............  0.00%  0.01%
       Davis Venture Value Class 2...............  0.00   0.01
       Davis Venture Value Class 3...............  0.01   0.00
       "Dogs" of Wall Street Class 1.............   --    0.00
       "Dogs" of Wall Street Class 2.............   --    0.00
       "Dogs" of Wall Street Class 3.............   --    0.00

    See Notes to Financial Statements
---------------------
    278

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      01/31/02     $28.20     $ 0.04        $(6.61)        $(6.57)       $   --         $(2.22)        $(2.22)      $19.41
      01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
      01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08
      01/31/06      18.08       0.02          5.07           5.09         (0.08)            --          (0.08)       23.09
                                               Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
      01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06
      01/31/06      18.06      (0.01)         5.06           5.05         (0.05)            --          (0.05)       23.06
                                               Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
      01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03
      01/31/06      18.03      (0.03)         5.07           5.04         (0.04)            --          (0.04)       23.03
                                            Goldman Sachs Research Portfolio Class 1
      01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64
      01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32
      01/31/06       7.32       0.02          0.65           0.67         (0.04)            --          (0.04)        7.95
                                            Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      01/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      01/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
      01/31/05       6.61       0.02          0.65           0.67            --             --             --         7.28
      01/31/06       7.28       0.01          0.64           0.65         (0.03)            --          (0.03)        7.90
                                            Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      01/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61
      01/31/05       6.61       0.01          0.65           0.66            --             --             --         7.27
      01/31/06       7.27       0.00          0.63           0.63         (0.02)            --          (0.02)        7.88

      ----------  ---------------------------------------------------------------------
                                 NET        RATIO OF       RATIO OF NET
                                ASSETS     EXPENSES TO      INVESTMENT
                                END OF       AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED     RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ----------  ---------------------------------------------------------------------
                                    Alliance Growth Portfolio Class 1
      01/31/02     (23.05)%   $1,928,115      0.65%            0.17%              86%
      01/31/03     (30.08)     1,007,655      0.65(1)          0.19(1)            51
      01/31/04      32.17      1,105,466      0.68(1)          0.27(1)            63
      01/31/05       1.68        873,722      0.70(1)          0.31(1)            82
      01/31/06      28.23        878,869      0.66(1)          0.10(1)            66
                                    Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (4.67)        20,918      0.81+           (0.10)+             86
      01/31/03     (30.17)        42,038      0.80(1)          0.07(1)            51
      01/31/04      31.94         67,731      0.83(1)          0.10(1)            63
      01/31/05       1.54         70,604      0.85(1)          0.17(1)            82
      01/31/06      28.03         82,966      0.81(1)         (0.06)(1)           66
                                    Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (4.66)         2,490      0.88+(1)         0.19+(1)           51
      01/31/04      31.85         27,900      0.94(1)         (0.07)(1)           63
      01/31/05       1.40         71,682      0.95(1)          0.12(1)            82
      01/31/06      27.96        123,871      0.91(1)         (0.17)(1)           66
                                Goldman Sachs Research Portfolio Class 1
      01/31/02     (31.55)        28,382      1.35(2)         (0.49)(2)          144
      01/31/03     (24.59)        23,828      1.35(2)         (0.21)(2)          198
      01/31/04      29.69         24,076      1.35(2)         (0.03)(2)           52
      01/31/05      10.24         21,290      1.35(1)(2)       0.39(1)(2)         50
      01/31/06       9.15         18,639      1.32(1)(2)       0.31(1)(2)         58
                                Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02     (16.40)         2,049      1.50+(2)        (0.75)+(2)         144
      01/31/03     (24.63)         4,085      1.50(2)         (0.37)(2)          198
      01/31/04      29.35          6,360      1.50(2)         (0.19)(2)           52
      01/31/05      10.14          6,649      1.50(1)(2)       0.25(1)(2)         50
      01/31/06       8.90          6,043      1.47(1)(2)       0.16(1)(2)         58
                                Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03       4.29            119      1.60+(2)        (0.56)+(2)         198
      01/31/04      29.35            418      1.60(2)         (0.30)(2)           52
      01/31/05       9.98          1,129      1.60(1)(2)       0.17(1)(2)         50
      01/31/06       8.67          1,912      1.57(1)(2)       0.03(1)(2)         58

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 ----------------------------
                                                                 1/03    1/04    1/05    1/06
                                                                 ----------------------------
       Alliance Growth Class 1.................................  0.00%   0.02%   0.03%   0.02%
       Alliance Growth Class 2.................................  0.01    0.02    0.03    0.02
       Alliance Growth Class 3.................................  0.02    0.02    0.03    0.02
       Goldman Sachs Research Class 1..........................   --      --     0.01    0.01
       Goldman Sachs Research Class 2..........................   --      --     0.01    0.01
       Goldman Sachs Research Class 3..........................   --      --     0.01    0.01

   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                         EXPENSES                             NET INVESTMENT INCOME (LOSS)
                                          ---------------------------------------       -----------------------------------------
                                          1/02    1/03     1/04    1/05     1/06        1/02     1/03     1/04     1/05     1/06
                                          ---------------------------------------       -----------------------------------------
       Goldman Sachs Research Class 1...  1.49%    1.44%   1.53%    1.52%   1.20%(1)    (0.63)%  (0.30)%  (0.21)%   0.22%   0.43%(1)
       Goldman Sachs Research Class 2...  1.70+    1.58    1.68     1.67    1.35(1)     (0.94)+  (0.44)   (0.37)    0.09    0.28(1)
       Goldman Sachs Research Class 3...   --      1.60+   1.77     1.77    1.43(1)        --    (0.56)+  (0.47)    0.02    0.17(1)

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/02     $13.77     $ 0.08        $(2.45)        $(2.37)       $(0.07)        $(0.54)        $(0.61)      $10.79
      01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
      01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45
      01/31/06      11.45       0.08          1.32           1.40         (0.10)            --          (0.10)       12.75
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
      01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44
      01/31/06      11.44       0.06          1.33           1.39         (0.08)            --          (0.08)       12.75
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
      01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43
      01/31/06      11.43       0.05          1.32           1.37         (0.07)            --          (0.07)       12.73
                                            Putnam Growth: Voyager Portfolio Class 1
      01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
      01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12
      01/31/06      14.12       0.00          1.60           1.60         (0.09)            --          (0.09)       15.63
                                            Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23
      01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10
      01/31/06      14.10      (0.02)         1.60           1.58         (0.07)            --          (0.07)       15.61
                                            Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22
      01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06
      01/31/06      14.06      (0.04)         1.61           1.57         (0.06)            --          (0.06)       15.57

      ----------  --------------------------------------------------------------------
                               NET       RATIO OF         RATIO OF NET
                              ASSETS    EXPENSES TO        INVESTMENT
                              END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ----------  --------------------------------------------------------------------
                          MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/02     (17.15)%  $323,404      0.78%              0.66%              82%
      01/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      01/31/04      27.73     237,182      0.82(1)            0.81(1)            93
      01/31/05       9.14     211,786      0.80(1)            0.74(1)            78
      01/31/06      12.28     191,335      0.78(1)            0.65(1)            45
                          MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      (5.67)      5,674      0.93+              0.37+              82
      01/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      01/31/04      27.56      29,479      0.97(1)            0.65(1)            93
      01/31/05       8.90      31,442      0.95(1)            0.58(1)            78
      01/31/06      12.22      30,111      0.93(1)            0.49(1)            45
                          MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      01/31/04      27.40      16,650      1.08(1)            0.50(1)            93
      01/31/05       8.82      35,551      1.06(1)            0.45(1)            78
      01/31/06      12.04      49,378      1.03(1)            0.37(1)            45
                                Putnam Growth: Voyager Portfolio Class 1
      01/31/02     (25.71)    486,747      0.82               0.11               94
      01/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      01/31/04      29.51     288,148      0.93(1)            0.08(1)            56
      01/31/05      (0.78)    232,556      0.93(1)            0.48(1)            71
      01/31/06      11.40     201,063      0.92(1)(2)        (0.04)(1)(2)       116
                                Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02     (11.09)      3,960      0.99+             (0.05)+             94
      01/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      01/31/04      29.27      11,344      1.08(1)           (0.08)(1)           56
      01/31/05      (0.91)      9,324      1.08(1)            0.33(1)            71
      01/31/06      11.25       9,244      1.07(1)(2)        (0.20)(1)(2)       116
                                Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      01/31/04      29.14       2,260      1.18(1)           (0.22)(1)           56
      01/31/05      (1.13)      3,343      1.18(1)            0.32(1)            71
      01/31/06      11.18       5,445      1.17(1)(2)        (0.32)(1)(2)       116

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               ------------------------------
                                                               1/03    1/04    1/05     1/06
                                                               ------------------------------
       MFS Massachusetts Investors Trust Class 1.............  0.02%   0.05%   0.02%    0.01%
       MFS Massachusetts Investors Trust Class 2.............  0.02    0.05    0.02     0.01
       MFS Massachusetts Investors Trust Class 3.............  0.02    0.05    0.02     0.01
       Putnam Growth: Voyager Class 1........................  0.01    0.04    0.02     0.04
       Putnam Growth: Voyager Class 2........................  0.02    0.04    0.02     0.04
       Putnam Growth: Voyager Class 3........................  0.02    0.04    0.02     0.03

   (2) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. If all fees and expenses had been incurred by the Portfolio, the ratio of expenses to average net assets and the ratio of net investment income
        (loss) to average net assets would have been as follows:

                                                                      NET INVESTMENT
                                                       EXPENSES       INCOME (LOSS)
                                                       -----------------------------
                                                         1/06              1/06
                                                       -----------------------------
       Putnam Growth: Voyager Portfolio Class 1......    0.95%(1)         (0.01)%(1)
       Putnam Growth: Voyager Portfolio Class 2......    1.10(1)          (0.17)(1)
       Putnam Growth: Voyager Portfolio Class 3......    1.21(1)          (0.29)(1)

    See Notes to Financial Statements
---------------------
    280

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Blue Chip Growth Portfolio Class 1
      01/31/02     $ 8.79     $ 0.03        $(2.20)        $(2.17)       $   --         $   --         $   --       $ 6.62
      01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76
      01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18
      01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21
      01/31/06       6.21       0.01          0.48           0.49         (0.04)            --          (0.04)        6.66
                                               Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62
      01/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76
      01/31/04       4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17
      01/31/05       6.17       0.03          0.00           0.03         (0.00)            --          (0.00)        6.20
      01/31/06       6.20       0.00          0.49           0.49         (0.03)            --          (0.03)        6.66
                                               Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76
      01/31/04       4.76       0.00          1.41           1.41            --             --             --         6.17
      01/31/05       6.17       0.02            --           0.02            --             --             --         6.19
      01/31/06       6.19       0.00          0.48           0.48         (0.02)            --          (0.02)        6.65
                                                 Real Estate Portfolio Class 1
      01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80
      01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89
      01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62
      01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19
      01/31/06      18.19       0.34          5.00           5.34         (0.42)         (1.55)         (1.97)       21.56
                                                 Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79
      01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87
      01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59
      01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15
      01/31/06      18.15       0.31          4.98           5.29         (0.39)         (1.55)         (1.94)       21.50
                                                 Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87
      01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57
      01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12
      01/31/06      18.12       0.28          5.01           5.29         (0.37)         (1.55)         (1.92)       21.47
                                             Small Company Value Portfolio Class 1
      01/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77
      01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60
      01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15
      01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94
      01/31/06      14.94       0.00          3.21           3.21         (0.11)         (0.94)         (1.05)       17.10
                                             Small Company Value Portfolio Class 3
      09/13/05@-
      01/31/06      16.88      (0.08)         1.35           1.27         (0.11)         (0.94)         (1.05)       17.10

      ----------  ----------------------------------------------------------------
                               NET       RATIO OF       RATIO OF NET
                              ASSETS    EXPENSES TO      INVESTMENT
                              END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS           ASSETS        TURNOVER
      ----------  ----------------------------------------------------------------
                                 Blue Chip Growth Portfolio Class 1
      01/31/02     (24.64)%  $ 29,342      0.85%(2)         0.36%(2)        125%
      01/31/03     (27.85)     20,303   0.85(2)             0.20(2)         103
      01/31/04      30.04      33,277      0.85(2)          0.19(2)         124
      01/31/05       0.65      29,798      0.85(2)(3)       0.55(2)(3)      158
      01/31/06       7.89      29,581      0.85(2)(3)       0.18(2)(3)      109
                                 Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (9.41)      2,624      1.00+(2)        (0.01)+(2)       125
      01/31/03     (27.93)      7,681   1.00(2)             0.08(2)         103
      01/31/04      29.66      13,868      1.00(2)          0.04(2)         124
      01/31/05       0.52      13,882      1.00(2)(3)       0.42(2)(3)      158
      01/31/06       7.91      12,399      1.00(2)(3)       0.03(2)(3)      109
                                 Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       0.00         405      1.11+(2)        (0.05)+(1)(2)    103
      01/31/04      29.62       4,677      1.10(2)         (0.07)(2)        124
      01/31/05       0.32       8,058      1.10(2)(3)       0.38(2)(3)      158
      01/31/06       7.82      10,795      1.10(2)(3)      (0.08)(2)(3)     109
                                   Real Estate Portfolio Class 1
      01/31/02       7.12      85,794      0.92             5.32             62
      01/31/03       3.41      95,829      0.89             4.89             52
      01/31/04      47.02     139,355      0.88             3.76             18
      01/31/05      19.58     154,304      0.86(3)          2.38(3)          33
      01/31/06      31.37     165,987      0.85(3)          1.69(3)          23
                                   Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02       0.78       1,726      1.07+            6.30+            62
      01/31/03       3.24      10,974      1.03             5.10             52
      01/31/04      46.84      23,007      1.03             3.48             18
      01/31/05      19.42      29,362      1.01(3)          2.23(3)          33
      01/31/06      31.15      32,483      1.00(3)          1.54(3)          23
                                   Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      (0.55)        829      1.12+            5.61+            52
      01/31/04      46.62      12,542      1.13             2.33             18
      01/31/05      19.30      29,641      1.12(3)          2.11(3)          33
      01/31/06      31.08      53,320      1.10(3)          1.43(3)          23
                               Small Company Value Portfolio Class 1
      01/31/02       6.29       6,056      1.40(1)(2)      (0.37)(1)(2)      54
      01/31/03     (14.54)      5,782      1.49(2)         (0.41)(2)        124
      01/31/04      41.28       8,562      1.60(2)         (0.31)(2)         22
      01/31/05      22.96      10,462      1.60(2)          0.66(2)          22
      01/31/06      22.64      10,218      1.60(2)          0.01(2)          16
                               Small Company Value Portfolio Class 3
      09/13/05@-
      01/31/06       8.55         110      1.85+(2)        (0.54)+(2)        16

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits (0.01%).
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES
                                            ---------------------------------------------
                                            1/02      1/03      1/04      1/05      1/06
                                            ---------------------------------------------
       Blue Chip Growth Class 1...........  1.16%     0.94%     0.94%     0.92%     0.94%(3)
       Blue Chip Growth Class 2...........  1.25+     1.06      1.09      1.07      1.09(3)
       Blue Chip Growth Class 3...........   --       1.11+     1.18      1.17      1.19(3)
       Small Company Value Class 1........  2.08      2.08(3)   2.27      2.00      1.82
       Small Company Value Class 3........   --        --        --        --       2.03

                                               NET INVESTMENT INCOME (LOSS)
                                     -------------------------------------------------
                                     1/02        1/03       1/04       1/05      1/06
                                     -------------------------------------------------
       Blue Chip Growth Class 1....   0.05%       0.11%      0.10%     0.49%      0.27%(3)
       Blue Chip Growth Class 2....  (0.26)+      0.02      (0.05)     0.36       0.12(3)
       Blue Chip Growth Class 3....     --       (0.05)+    (0.15)     0.31       0.01(3)
       Small Company Value Class 1.  (1.93)(3)   (0.99)     (0.98)     0.26      (0.21)
       Small Company Value Class 3.     --          --         --       --       (0.72)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 ----    ----
                                                                 1/05    1/06
                                                                 ----    ----
       Blue Chip Growth Class 1................................  0.00%   0.05%
       Blue Chip Growth Class 2................................  0.00    0.05
       Blue Chip Growth Class 3................................  0.00    0.05
       Real Estate Class 1.....................................  0.00    0.00
       Real Estate Class 2.....................................  0.00    0.00
       Real Estate Class 3.....................................  0.00    0.00

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -----------------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM       DECLARED    DECLARED     FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS   PERIOD
      -----------------------------------------------------------------------------------------------------------------------------
                                                  MFS Mid-Cap Growth Portfolio Class 1
      01/31/02     $18.99     $(0.03)       $(6.58)        $(6.61)      $   --      $   --       $(2.38)        $(2.38)      $10.00
      01/31/03      10.00      (0.03)        (4.16)         (4.19)          --          --           --             --         5.81
      01/31/04       5.81      (0.03)         2.56           2.53           --          --           --             --         8.34
      01/31/05       8.34      (0.04)         0.45           0.41           --          --           --             --         8.75
      01/31/06       8.75      (0.03)         1.11           1.08           --          --           --             --         9.83
                                                  MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02      15.37      (0.04)        (2.96)         (3.00)          --          --        (2.38)         (2.38)        9.99
      01/31/03       9.99      (0.03)        (4.16)         (4.19)          --          --           --             --         5.80
      01/31/04       5.80      (0.04)         2.54           2.50           --          --           --             --         8.30
      01/31/05       8.30      (0.06)         0.47           0.41           --          --           --             --         8.71
      01/31/06       8.71      (0.04)         1.09           1.05           --          --           --             --         9.76
                                                  MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.47      (0.01)         0.33           0.32           --          --           --             --         5.79
      01/31/04       5.79      (0.05)         2.55           2.50           --          --           --             --         8.29
      01/31/05       8.29      (0.07)         0.46           0.39           --          --           --             --         8.68
      01/31/06       8.68      (0.05)         1.10           1.05           --          --           --             --         9.73
                                                   Aggressive Growth Portfolio Class 1
      01/31/02      17.72       0.03         (5.77)         (5.74)       (0.05)         --        (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.02)        (2.13)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
      01/31/04       6.67      (0.03)         2.22           2.19           --          --           --             --         8.86
      01/31/05       8.86      (0.02)         1.26           1.24           --          --           --             --        10.10
      01/31/06      10.10       0.01          1.50           1.51           --          --           --             --        11.61
                                                   Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02      14.39      (0.02)        (2.39)         (2.41)       (0.05)         --        (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.03)        (2.12)         (2.15)       (0.02)      (0.00)          --          (0.02)        6.67
      01/31/04       6.67      (0.04)         2.22           2.18           --          --           --             --         8.85
      01/31/05       8.85      (0.04)         1.26           1.22           --          --           --             --        10.07
      01/31/06      10.07       0.00          1.49           1.49           --          --           --             --        11.56
                                                   Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03       6.79      (0.01)        (0.11)         (0.12)          --          --           --             --         6.67
      01/31/04       6.67      (0.05)         2.22           2.17           --          --           --             --         8.84
      01/31/05       8.84      (0.05)         1.25           1.20           --          --           --             --        10.04
      01/31/06      10.04      (0.01)         1.49           1.48           --          --           --             --        11.52

      ----------  -------------------------------------------------------------------
                               NET       RATIO OF        RATIO OF NET
                              ASSETS    EXPENSES TO       INVESTMENT
                              END OF      AVERAGE        INCOME (LOSS)
        PERIOD     TOTAL      PERIOD        NET           TO AVERAGE        PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS          NET ASSETS        TURNOVER
      ----------  -------------------------------------------------------------------
                                 MFS Mid-Cap Growth Portfolio Class 1
      01/31/02     (34.93)%  $280,024       0.82%(1)         (0.25)%(1)         96%
      01/31/03     (41.90)    123,948       0.84(2)          (0.48)(2)         164
      01/31/04      43.55     199,807       0.87(2)          (0.47)(2)          92
      01/31/05       4.92     164,512       0.84(2)          (0.57)(2)          79
      01/31/06      12.34     144,202       0.82(2)          (0.33)(2)          83
                                 MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (19.67)     11,418       0.98+(1)         (0.61)+(1)         96
      01/31/03     (41.94)     25,369       1.00(2)          (0.55)(2)         164
      01/31/04      43.10      53,167       1.02(2)          (0.63)(2)          92
      01/31/05       4.94      54,901       0.99(2)          (0.72)(2)          79
      01/31/06      12.06      52,229       0.97(2)          (0.48)(2)          83
                                 MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.85       2,406       1.04+(2)         (0.35)+(2)        164
      01/31/04      43.18      32,377       1.12(2)          (0.77)(2)          92
      01/31/05       4.70      55,283       1.09(2)          (0.82)(2)          79
      01/31/06      12.10      75,391       1.07(2)          (0.58)(2)          83
                                  Aggressive Growth Portfolio Class 1
      01/31/02     (31.71)    293,084       0.75              0.21             229
      01/31/03     (24.28)    156,449       0.77             (0.24)            150
      01/31/04      32.83     198,390       0.79             (0.39)            103
      01/31/05      14.00     189,042       0.80(2)          (0.26)(2)          89
      01/31/06      14.95     174,880       0.79(2)           0.05(2)          121
                                  Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (15.94)      2,905       0.92+            (0.32)+           229
      01/31/03     (24.37)      6,878       0.92             (0.38)            150
      01/31/04      32.68      13,218       0.94             (0.55)            103
      01/31/05      13.79      13,703       0.95(2)          (0.41)(2)          89
      01/31/06      14.80      15,101       0.94(2)          (0.09)(2)         121
                                  Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (1.77)        301       0.99+            (0.46)+           150
      01/31/04      32.53       3,219       1.05             (0.68)            103
      01/31/05      13.57       7,552       1.05(2)          (0.51)(2)          89
      01/31/06      14.74      12,071       1.04(2)          (0.17)(2)         121

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                   NET INVESTMENT
                                                                     EXPENSES      INCOME (LOSS)
                                                                     --------      --------------
                                                                       1/02             1/02
                                                                     --------      --------------
       MFS Mid-Cap Growth Class 1..................................    0.82%           (0.25)%
       MFS Mid-Cap Growth Class 2..................................    0.95+           (0.61)+
       MFS Mid-Cap Growth Class 3..................................      --               --

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    1/06
                                                                -----------------------------
       MFS Mid-Cap Growth Class 1.............................  0.02%   0.05%   0.02%   0.03%
       MFS Mid-Cap Growth Class 2.............................  0.03    0.05    0.02    0.03
       MFS Mid-Cap Growth Class 3.............................  0.02    0.05    0.02    0.03
       Aggressive Growth Class 1..............................   --      --     0.00    0.05
       Aggressive Growth Class 2..............................   --      --     0.00    0.05
       Aggressive Growth Class 3..............................   --      --     0.00    0.05

    See Notes to Financial Statements

---------------------
    282

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      01/31/02      $8.93     $(0.02)       $(3.06)        $(3.08)       $   --         $   --         $   --       $5.85
      01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --        3.50
      01/31/04       3.50      (0.02)         1.47           1.45            --             --             --        4.95
      01/31/05
                     4.95      (0.02)         0.06           0.04            --             --             --        4.99
      01/31/06       4.99      (0.02)         1.07           1.05            --             --             --        6.04
                                             Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02       6.32      (0.02)        (0.46)         (0.48)           --             --             --        5.84
      01/31/03       5.84      (0.03)        (2.32)         (2.35)           --             --             --        3.49
      01/31/04       3.49      (0.03)         1.47           1.44            --             --             --        4.93
      01/31/05       4.93      (0.03)         0.06           0.03            --             --             --        4.96
      01/31/06       4.96      (0.03)         1.06           1.03            --             --             --        5.99
                                             Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       3.33      (0.03)         0.19           0.16            --             --             --        3.49
      01/31/04       3.49      (0.03)         1.46           1.43            --             --             --        4.92
      01/31/05       4.92      (0.03)         0.06           0.03            --             --             --        4.95
      01/31/06       4.95      (0.04)         1.06           1.02            --             --             --        5.97

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      01/31/02     (34.48)%  $33,797       1.00%(1)         (0.26)%(1)          339%
      01/31/03     (40.17)    12,307       1.00(1)          (0.62)(1)           243
      01/31/04      41.43     31,640       1.00(1)          (0.45)(1)           178
      01/31/05                             1.00(1)
                     0.81(3)  19,474           (2)          (0.44)(1)(2)        171
      01/31/06      21.04     18,641       1.00(1)(2)       (0.49)(1)(2)        228
                                Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02      (7.58)     1,463       1.15+(1)         (0.50)+(1)          329
      01/31/03     (40.24)     3,260       1.15(1)          (0.77)(1)           243
      01/31/04      41.26      7,802       1.15(1)          (0.60)(1)           178
      01/31/05       0.61(3)   6,498       1.15(1)(2)       (0.60)(1)(2)        171
      01/31/06      20.77      7,317       1.15(1)(2)       (0.64)(1)(2)        228
                                Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       4.80        305       1.24+(1)         (0.80)+(1)          243
      01/31/04      40.97      2,424       1.25(1)          (0.69)(1)           178
      01/31/05       0.61(3)   3,681       1.25(1)(2)       (0.72)(1)(2)        171
      01/31/06      20.61      5,482       1.25(1)(2)       (0.74)(1)(2)        228

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                           EXPENSES
                                                         ---------------------------------------------
                                                         1/02      1/03      1/04      1/05      1/06
                                                         ---------------------------------------------
       Growth Opportunities Class 1................      1.19%     1.07%     1.05%     1.05%     1.02%(2)
       Growth Opportunities Class 2................      1.31+     1.21      1.20      1.21      1.17(2)
       Growth Opportunities Class 3................       --       1.24+     1.28      1.32      1.27(2)

                                                               NET INVESTMENT INCOME (LOSS)
                                                     -------------------------------------------------
                                                     1/02       1/03       1/04       1/05       1/06
                                                     -------------------------------------------------
       Growth Opportunities Class 1................  (0.44)%    (0.69)%    (0.50)%    (0.49)%    (0.51)%(2)
       Growth Opportunities Class 2................  (0.66)+    (0.83)     (0.65)     (0.66)     (0.66)(2)
       Growth Opportunities Class 3................     --      (0.80)+    (0.72)     (0.79)     (0.76)(2)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               -------------
                                                               1/05     1/06
       Growth Opportunities Class 1..........................  0.00%    0.03%
       Growth Opportunities Class 2..........................  0.00     0.03
       Growth Opportunities Class 3..........................  0.01     0.03

   (3) The Portfolios performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Marsico Growth Portfolio Class 1
      01/31/02     $10.54     $ 0.01        $(1.74)        $(1.73)       $   --         $(0.02)        $(0.02)      $ 8.79
      01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96
      01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65
      01/31/06      10.65       0.00          2.02           2.02            --             --             --        12.67
                                                Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02       8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      01/31/03       8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      01/31/04       7.50      (0.03)         2.46           2.43            --             --             --         9.93
      01/31/05       9.93      (0.02)         0.70           0.68            --             --             --        10.61
      01/31/06      10.61      (0.01)         2.00           1.99            --             --             --        12.60
                                                Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03       7.94         --         (0.45)         (0.45)           --             --             --         7.49
      01/31/04       7.49      (0.04)         2.47           2.43            --             --             --         9.92
      01/31/05       9.92      (0.03)         0.69           0.66            --             --             --        10.58
      01/31/06      10.58      (0.03)         2.01           1.98            --             --             --        12.56

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                   Marsico Growth Portfolio Class 1
      01/31/02     (16.35)%  $14,810       1.00%(1)(2)       0.12%(1)(2)       128
      01/31/03     (14.55)    43,872       1.00(2)          (0.15)(2)          124
      01/31/04      32.62     81,784       1.00(2)          (0.22)(2)           86
      01/31/05       6.93     69,151       0.97(2)(3)       (0.10)(2)(3)       101
      01/31/06      18.97     77,099       0.94(3)           0.01(3)            71
                                   Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (0.97)     4,019       1.15+(1)(2)      (0.37)+(1)(2)      128
      01/31/03     (14.68)    17,930       1.15(2)          (0.31)(2)          124
      01/31/04      32.40     41,204       1.15(2)          (0.36)(2)           86
      01/31/05       6.85     44,110       1.12(2)(3)       (0.25)(2)(3)       101
      01/31/06      18.76     47,614       1.09(3)          (0.14)(3)           71
                                   Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (5.67)     1,218       1.18+(2)         (0.12)+(2)         124
      01/31/04      32.44     14,130       1.25(2)          (0.43)(2)           86
      01/31/05       6.65     23,788       1.22(2)(3)       (0.36)(2)(3)       101
      01/31/06      18.71     33,218       1.19(3)          (0.26)(3)           71

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%).
   (2) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                               EXPENSES                        NET INVESTMENT INCOME (LOSS)
                                                  ----------------------------------      ---------------------------------------
                                                  1/02      1/03      1/04      1/05      1/02        1/03       1/04       1/05
                                                  ----------------------------------      ---------------------------------------
       Marsico Growth Class 1...................  1.86%(4)  1.04%     0.97%     0.95%     (0.73)%(4)  (0.19)%    (0.19)%    (0.08)%
       Marsico Growth Class 2...................  1.73+(4)  1.18      1.12      1.10      (0.96)+(4)  (0.34)     (0.33)     (0.23)
       Marsico Growth Class 3...................   --       1.27+     1.21      1.20         --       (0.07)+    (0.39)     (0.34)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 -------------
                                                                 1/05     1/06
       Marsico Growth Class 1..................................  0.01%    0.02%
       Marsico Growth Class 2..................................  0.01     0.02
       Marsico Growth Class 3..................................  0.01     0.02

    See Notes to Financial Statements

---------------------
    284

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      01/31/02     $ 7.16     $(0.05)       $(3.69)        $(3.74)       $   --         $   --         $   --       $ 3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46
      01/31/06       2.46      (0.02)         0.36           0.34            --             --             --         2.80
                                                  Technology Portfolio Class 2
      07/09/01@-
      01/31/02       4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45
      01/31/06       2.45      (0.02)         0.35           0.33            --             --             --         2.78
                                                  Technology Portfolio Class 3
      09/30/02@-
      01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79
      01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82
      01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45
      01/31/06       2.45      (0.03)         0.35           0.32            --             --             --         2.77
                                            Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
      01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24
      01/31/06      15.24       0.03          2.28           2.31            --          (0.06)         (0.06)       17.49
                                            Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93
      01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23
      01/31/06      15.23       0.02          2.28           2.30            --          (0.06)         (0.06)       17.47

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      01/31/02     (52.23)%  $40,156       1.45%              (1.23)%              109%
      01/31/03     (47.66)    23,828       1.50(2)            (1.36)(2)            135
      01/31/04      58.10     59,813       1.49(2)            (1.32)(2)            123
      01/31/05     (13.07)    27,342       1.50(2)            (0.76)(2)             85
      01/31/06      13.82     25,260       1.19(2)            (0.84)(2)             95
                                       Technology Portfolio Class 2
      07/09/01@-
      01/31/02     (15.35)     2,312       1.60+              (1.46)+              109
      01/31/03     (47.66)     4,272       1.66(2)            (1.51)(2)            135
      01/31/04      58.10     13,164       1.64(2)            (1.46)(2)            123
      01/31/05     (13.43)    10,298       1.68(2)            (0.76)(2)             85
      01/31/06      13.47     10,562       1.34(2)            (0.98)(2)             95
                                       Technology Portfolio Class 3
      09/30/02@-
      01/31/03      16.99        360       1.66+(2)           (1.52)+(2)           135
      01/31/04      57.54      6,641       1.72(2)            (1.56)(2)            123
      01/31/05     (13.12)     8,893       1.79(2)            (0.76)(2)             85
      01/31/06      13.06     11,502       1.43(2)            (1.08)(2)             95
                                  Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      (1.34)     5,375       1.65+(1)            0.53+(1)              7
      01/31/04      42.14     26,269       1.65(1)            (0.07)(1)             16
      01/31/05      13.09     45,307       1.33(1)(2)          0.39(1)(2)           21
      01/31/06      15.23     49,773       1.21(2)             0.18(2)              33
                                  Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       6.98      2,618       1.75+(1)            0.41+(1)              7
      01/31/04      41.99     42,387       1.75(1)            (0.21)(1)             16
      01/31/05      12.99    134,471       1.41(1)(2)          0.32(1)(2)           21
      01/31/06      15.18    208,937       1.31(2)             0.08(2)              33

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                      NET INVESTMENT INCOME
                                                                             EXPENSES                        (LOSS)
                                                                     ------------------------      ---------------------------
                                                                     1/03      1/04      1/05      1/03       1/04       1/05
                                                                     ------------------------      ---------------------------
       Small & Mid Cap Value Class 2...............................  4.54%+    1.52%     1.30%     (2.35)%+    0.06%      0.40%
       Small & Mid Cap Value Class 3...............................  5.62+     1.56      1.40      (3.47)+    (0.02)      0.34

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                -----------------------------
                                                                1/03    1/04    1/05    1/06
                                                                -----------------------------
       Technology Class 1.....................................  0.02%   0.08%   0.13%   0.05%
       Technology Class 2.....................................  0.03    0.08    0.15    0.04
       Technology Class 3.....................................  0.04    0.08    0.16    0.04
       Small & Mid-Cap Value Class 2..........................   --      --     0.04    0.03
       Small & Mid-Cap Value Class 3..........................   --      --     0.04    0.03

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      01/31/02     $12.51     $ 0.09        $(3.05)        $(2.96)       $(0.03)        $(0.45)        $(0.48)      $ 9.07
      01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
      01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73
      01/31/06      11.73       0.21          2.50           2.71         (0.11)            --          (0.11)       14.33
                                       International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02      10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      01/31/03       9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      01/31/04       7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
      01/31/05      10.24       0.07          1.56           1.63         (0.12)            --          (0.12)       11.75
      01/31/06      11.75       0.19          2.51           2.70         (0.10)            --          (0.10)       14.35
                                       International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      01/31/04       7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
      01/31/05      10.23       0.03          1.59           1.62         (0.11)            --          (0.11)       11.74
      01/31/06      11.74       0.17          2.51           2.68         (0.08)            --          (0.08)       14.34
                                               Global Equities Portfolio Class 1
      01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
      01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19
      01/31/06      11.19       0.08          2.90           2.98         (0.03)            --          (0.03)       14.14
                                               Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85
      01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
      01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15
      01/31/06      11.15       0.06          2.90           2.96         (0.02)            --          (0.02)       14.09
                                               Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84
      01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50
      01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13
      01/31/06      11.13       0.04          2.90           2.94         (0.01)            --          (0.01)       14.06

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      01/31/02      (23.67)%  $289,084      1.20%            0.84%           148%
      01/31/03      (20.66)    177,883      1.22             1.08            264
      01/31/04       44.71     232,740      1.25(1)          1.41(1)         108
      01/31/05       16.37     262,167      1.24(1)          0.79(1)          67
      01/31/06       23.25     283,464      1.10(1)          1.68(1)          79
                          International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02       (8.63)      4,964      1.37+           (0.45)+          148
      01/31/03      (20.78)     15,437      1.40             0.44            264
      01/31/04       44.53      27,823      1.40(1)          1.18(1)         108
      01/31/05       16.08      34,961      1.39(1)          0.61(1)          67
      01/31/06       23.05      38,938      1.25(1)          1.52(1)          79
                          International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       (1.24)      1,647      1.83+           (1.18)+          264
      01/31/04       44.35      14,408      1.50(1)          0.65(1)         108
      01/31/05       16.00      37,465      1.48(1)          0.31(1)          67
      01/31/06       22.97      51,289      1.34(1)          1.34(1)          79
                                  Global Equities Portfolio Class 1
      01/31/02      (27.72)    409,626      0.87             0.14             75
      01/31/03      (24.98)    221,301      0.93(1)          0.19(1)          71
      01/31/04       34.39     248,468      0.95(1)          0.23(1)          83
      01/31/05        6.41     206,639      0.98(1)          0.29(1)          67
      01/31/06       26.72     217,409      0.91(1)          0.62(1)         161
                                  Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02       (8.38)      3,562      1.05+           (0.33)+           75
      01/31/03      (25.10)      9,083      1.08(1)          0.00(1)          71
      01/31/04       34.04      13,903      1.10(1)          0.06(1)          83
      01/31/05        6.30      11,951      1.13(1)          0.14(1)          67
      01/31/06       26.56      16,301      1.06(1)          0.45(1)         161
                                  Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03        1.03         265      1.16+(1)        (0.30)+(1)        71
      01/31/04       34.05       3,387      1.20(1)         (0.14)(1)         83
      01/31/05        6.12       7,515      1.23(1)         (0.05)(1)         67
      01/31/06       26.40      16,084      1.14(1)          0.33(1)         161

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 ----------------------------
                                                                 1/03    1/04    1/05    1/06
                                                                 ----------------------------
       International Growth and Income Class 1.................   --%    0.05%   0.02%   0.03%
       International Growth and Income Class 2.................   --     0.05    0.02    0.03
       International Growth and Income Class 3.................   --     0.05    0.02    0.03
       Global Equities Class 1.................................  0.00    0.03    0.03    0.02
       Global Equities Class 2.................................  0.01    0.03    0.03    0.02
       Global Equities Class 3.................................  0.02    0.03    0.02    0.02

    See Notes to Financial Statements

---------------------
    286

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------
                     NET        NET                         TOTAL      DIVIDENDS                 DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DIVIDENDS    FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      01/31/02     $10.76      $ 0.07        $(2.94)        $(2.87)      $   --       $  --       $(0.65)        $(0.65)
      01/31/03       7.24        0.07         (2.13)            --           --          --           --             --
      01/31/04       5.18        0.07          1.96           2.03        (0.28)         --           --          (0.28)
      01/31/05       6.93        0.06          0.83           0.89        (0.15)         --           --          (0.15)
      01/31/06       7.67        0.12          1.71           1.83        (0.13)         --           --          (0.13)
                                      International Diversified Equities Portfolio Class 2
      07/09/01@-
      01/31/02       8.97       (0.02)        (1.08)         (1.10)          --          --        (0.65)         (0.65)
      01/31/03       7.22        0.03         (2.09)         (2.06)          --          --           --             --
      01/31/04       5.16        0.04          1.97           2.01        (0.27)         --           --          (0.27)
      01/31/05       6.90        0.04          0.83           0.87        (0.14)         --           --          (0.14)
      01/31/06       7.63        0.10          1.71           1.81        (0.12)         --           --          (0.12)
                                      International Diversified Equities Portfolio Class 3
      09/30/02@-
      01/31/03       5.49          --         (0.33)         (0.33)          --          --           --             --
      01/31/04       5.16        0.01          1.99           2.00        (0.27)         --           --          (0.27)
      01/31/05       6.89        0.03          0.84           0.87        (0.14)         --           --          (0.14)
      01/31/06       7.62        0.08          1.72           1.80        (0.11)         --           --          (0.11)
                                               Emerging Markets Portfolio Class 1
      01/31/02       7.81        0.03         (0.95)         (0.92)       (0.02)         --        (0.08)         (0.10)
      01/31/03       6.79        0.02         (0.74)         (0.72)       (0.02)      (0.00)          --          (0.02)
      01/31/04       6.05        0.10          3.59           3.69           --          --           --             --
      01/31/05       9.74        0.09          1.83           1.92        (0.11)         --           --          (0.11)
      01/31/06      11.55        0.22          5.99           6.21        (0.05)         --           --          (0.05)
                                               Emerging Markets Portfolio Class 2
      07/09/01@-
      01/31/02       6.62       (0.02)         0.29           0.27        (0.02)         --        (0.08)         (0.10)
      01/31/03       6.79          --         (0.73)         (0.73)       (0.01)      (0.00)          --          (0.01)
      01/31/04       6.05        0.09          3.57           3.66           --          --           --             --
      01/31/05       9.71        0.07          1.84           1.91        (0.10)         --           --          (0.10)
      01/31/06      11.52        0.20          5.98           6.18        (0.03)         --           --          (0.03)
                                               Emerging Markets Portfolio Class 3
      09/30/02@-
      01/31/03       5.70       (0.02)         0.37           0.35           --          --           --             --
      01/31/04       6.05        0.05          3.61           3.66           --          --           --             --
      01/31/05       9.71        0.06          1.83           1.89        (0.09)         --           --          (0.09)
      01/31/06      11.51        0.18          5.97           6.15        (0.02)         --           --          (0.02)

      ----------  ----------------------------------------------------------------------
                   NET                  NET       RATIO OF     RATIO OF NET
                  ASSET                ASSETS    EXPENSES TO    INVESTMENT
                  VALUE                END OF      AVERAGE     INCOME (LOSS)
        PERIOD    END OF    TOTAL      PERIOD        NET        TO AVERAGE     PORTFOLIO
        ENDED     PERIOD   RETURN**   (000'S)      ASSETS       NET ASSETS     TURNOVER
      ----------  ----------------------------------------------------------------------
                           International Diversified Equities Portfolio Class 1
      01/31/02    $ 7.24    (27.07)%  $309,703     1.23%            0.84%          29%
      01/31/03      5.18    (28.45)    156,911      1.22            0.97           48
      01/31/04      6.93     39.76     196,843      1.23            1.13           49
      01/31/05      7.67     13.10     183,649      1.25(1)         0.86(1)        25
      01/31/06      9.37     24.08     190,263      1.11            1.42           19
                           International Diversified Equities Portfolio Class 2
      07/09/01@-
      01/31/02      7.22    (12.87)      5,381      1.42+          (0.58)+         29
      01/31/03      5.16    (28.43)      8,619      1.33            0.53           48
      01/31/04      6.90     39.52      29,467      1.38            0.72           49
      01/31/05      7.63     12.86      47,549      1.40(1)         0.62(1)        25
      01/31/06      9.32     23.91      59,176      1.25            1.22           19
                           International Diversified Equities Portfolio Class 3
      09/30/02@-
      01/31/03      5.16     (6.01)      2,480      1.33+          (0.29)+         48
      01/31/04      6.89     39.29      39,947      1.48            0.11           49
      01/31/05      7.62     12.79     106,732      1.50(1)         0.41(1)        25
      01/31/06      9.31     23.83     178,666      1.34            1.05           19
                                    Emerging Markets Portfolio Class 1
      01/31/02      6.79    (11.49)     82,624      1.53            0.51          113
      01/31/03      6.05    (10.63)     63,377      1.53            0.43          118
      01/31/04      9.74     60.99     104,999      1.66(1)         1.27(1)       112
      01/31/05     11.55     19.92     110,010      1.60(1)         0.89(1)        76
      01/31/06     17.71     53.84     177,187      1.51(1)         1.58(1)       147
                                    Emerging Markets Portfolio Class 2
      07/09/01@-
      01/31/02      6.79      4.38         717      1.70+          (0.56)+        113
      01/31/03      6.05    (10.71)      3,164      1.74            0.05          118
      01/31/04      9.71     60.50       8,278      1.80(1)         1.03(1)       112
      01/31/05     11.52     19.84      13,989      1.75(1)         0.72(1)        76
      01/31/06     17.67     53.72      24,084      1.66(1)         1.43(1)       147
                                    Emerging Markets Portfolio Class 3
      09/30/02@-
      01/31/03      6.05      6.14         276      2.12+          (0.56)+        118
      01/31/04      9.71     60.50       3,533      1.90(1)         0.54(1)       112
      01/31/05     11.51     19.63      12,899      1.85(1)         0.57(1)        76
      01/31/06     17.64     53.48      35,556      1.78(1)         1.27(1)       147

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 ---------------------
                                                                 1/04     1/05    1/06
                                                                 ---------------------
       International Diversified Equities Class 1..............    --%    0.00%    --%
       International Diversified Equities Class 2..............    --     0.00     --
       International Diversified Equities Class 3..............    --     0.00     --
       Emerging Markets Class 1................................  0.11     0.03    0.10
       Emerging Markets Class 2................................  0.11     0.03    0.10
       Emerging Markets Class 3................................  0.11     0.03    0.09

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL      DIVIDENDS    DIVIDENDS    DIVIDENDS
                    ASSET     INVEST-     NET REALIZED       FROM       DECLARED    DECLARED     FROM NET
                    VALUE       MENT      & UNREALIZED     INVEST-      FROM NET    FROM NET     REALIZED
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT      INVESTMENT   RETURN OF     GAIN ON         TOTAL
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS     INCOME      CAPITAL    INVESTMENTS   DISTRIBUTIONS
      ---------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)      $   --      $(0.03)      $   --         $(0.03)
      01/31/04       9.11        0.03          3.91           3.94        (0.01)         --        (0.10)         (0.11)
      01/31/05      12.94        0.16          1.75           1.91        (0.14)         --        (0.27)         (0.41)
      01/31/06      14.44        0.25          2.27           2.52           --          --        (0.02)         (0.02)
                                                 Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.20       (0.03)        (0.03)         (0.06)          --       (0.03)          --          (0.03)
      01/31/04       9.11        0.00          3.93           3.93         0.00          --        (0.10)         (0.10)
      01/31/05      12.94        0.12          1.79           1.91        (0.13)         --        (0.27)         (0.40)
      01/31/06      14.45        0.21          2.29           2.50           --          --        (0.02)         (0.02)

      ----------  ----------------------------------------------------------------------
                                                                RATIO OF NET
                   NET                   NET       RATIO OF      INVESTMENT
                  ASSET                 ASSETS    EXPENSES TO      INCOME
                  VALUE                 END OF      AVERAGE      (LOSS) TO
        PERIOD    END OF     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     PERIOD   RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ----------------------------------------------------------------------
                                     Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03    $ 9.11      (8.57)%  $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      01/31/04     12.94      43.31      34,250      1.76(1)        0.26(1)         7
      01/31/05     14.44      14.77      58,040      1.34(1)(2)     1.22(1)(2)     13
      01/31/06     16.94      17.50      68,774      1.16(2)        1.61(2)         8
                                     Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03      9.11      (0.64)      4,099      2.05+(1)      (1.04)+(1)       1
      01/31/04     12.94      43.18      63,404      1.76(1)        0.00(1)         7
      01/31/05     14.45      14.74     190,704      1.43(1)(2)     0.95(1)(2)     13
      01/31/06     16.93      17.35     322,494      1.25(2)        1.41(2)         8

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                    NET INVESTMENT
                                                                           EXPENSES                 INCOME (LOSS)
                                                                     --------------------      ------------------------
                                                                     1/03    1/04    1/05      1/03       1/04     1/05
                                                                     --------------------      ------------------------
       Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%     (3.40)%+   0.48%    1.23%
       Foreign Value Class 3.......................................  6.21+   1.58    1.42      (5.20)+    0.18     0.96

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                -------------
                                                1/05    1/06
                                                -------------
       Foreign Value Class 2..................  0.01%   0.01%
       Foreign Value Class 3..................  0.01    0.01

    See Notes to Financial Statements

---------------------
    288

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-two portfolios constituting SunAmerica Series Trust (the "Trust") at January 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Houston, Texas
March 29, 2006

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
JANUARY 31, 2006 (UNAUDITED)

APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS:

  At a meeting held on December 14, 2005, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved an amendment to the investment subadvisory agreement (the "Subadvisory Agreement") between AIG SunAmerica Asset Management Corp. ("SAAMCo") and J.P. Morgan Investment Management Inc. ("JP Morgan") with respect to the SunAmerica Balanced Portfolio (the "Portfolio"). Previously, the Portfolio did not have a subadviser and SAAMCo managed the Portfolio's investments.

  The Trustees received materials related to certain factors used in their consideration of whether to approve the Subadvisory Agreement, including: (1) the nature, extent and quality of services to be provided by JP Morgan; (2) the size and structure of the subadvisory fees charged in connection with JP Morgan's management of the Portfolio, compared to subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Subadvisory Expense Group"), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Portfolio and the performance of a comparable portfolio managed by JP Morgan; (4) the costs of services and the benefits potentially derived by JP Morgan; (5) the terms of the Subadvisory Agreement; (6) whether the Portfolio will benefit from possible economies of scale by engaging JP Morgan; and (7) information regarding JP Morgan compliance and regulatory history. In addition, the Trustees considered the organization capability and financial condition of JP Morgan and the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

  AIG SunAmerica Retirement Markets, Inc. ("SunAmerica") personnel or affiliates thereof, meet on a periodic basis to discuss the performance to the Portfolios as wells as the position of the respective insurance products and the Portfolios generally vis-a-vis competitors.

  The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

NATURE, EXTENT AND QUALITY OF SERVICES

  The Trustees, including the Independent Trustees, considered the nature, quality and extent of services to be provided by JP Morgan. The Trustees noted that JP Morgan would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Portfolio. The Trustees reviewed JP Morgan's history, structure and size, and investment experience. The Trustees were informed that in SAAMCo's judgment, JP Morgan has the size, visibility and resources to attract and retain highly qualified investment professionals.

  The Trustees reviewed the qualifications, background and responsibilities of JP Morgan personnel who would be responsible for providing investment management services to the Portfolio. The Trustees concluded that they were satisfied with the nature, quality and extent of the services to be provided by JP Morgan and that there was a reasonable basis on which to conclude that it would provide high quality services to the Portfolio.

FEES AND EXPENSES

  The Trustees received and reviewed information regarding the Portfolio's anticipated subadvisory fees compared against the subadvisory fees and expense ratios of other similar funds in its category as tracked by an independent third-party provider of investment company data. It was noted that with respect to subadvisory fees, SAAMCo negotiated such fees with JP Morgan at arms-length.

  The Trustees considered that the Portfolio's subadvisory fee rate payable to JP Morgan was below the median of its Subadvisory Expense Group and that the aggregate subadvisory fees paid by SAAMCo would increase as result of the addition of JP Morgan. The Trustees also considered that the subadvisory fees are paid by SAAMCo and not by the Portfolio such that the increase in subadvisory fees will not affect the Portfolio's total expenses. In addition, it was noted that subadvisory fees may vary widely

---------------------
    290
within a Subadvisory Expense Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

  On the basis of the information considered, the Trustees, including the Independent Trustees, concluded that the subadvisory fee rate was fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

INVESTMENT PERFORMANCE

  The Trustees received and reviewed information prepared by SAAMCo reflecting the Portfolio's investment performance and the investment performance of a fund managed by JP Morgan with a substantially similar investment objective and investment strategy. Generally, the performance information reviewed included annualized returns for the one-, three- and five-year periods. It was noted that the Trustees monitor and review the performance of the Portfolio on a quarterly basis.

  The Trustees considered that SAAMCo's performance as Manager to the Portfolio was in the 5th quintile of the Morningstar Moderate Allocation Category and the Lipper Balanced Category for the one-, three- and five-year periods. The Trustees took into account SAAMCo's discussion of the Portfolio's performance and JP Morgan's performance with its JP Morgan Balanced Portfolio, which has a similar investment objective and investment strategy as the Portfolio. The Trustees also received information which reflected JP Morgan's investment performance for the JP Morgan Intrepid America Portfolio and JP Morgan Active Large Core Portfolio, which will be managed similar to the equity sleeve of the Portfolio. In addition, the Trustees concluded that the performance by SAAMCo was such that the addition of JP Morgan as a subadviser to the Portfolio could improve its performance.

COST OF SERVICES & BENEFITS DERIVED

  With respect to indirect costs and benefits, the Trustees were informed, based on SAAMCo's judgment, that (1) any indirect costs incurred by JP Morgan in connection with rendering investment advisory services to the Portfolio were inconsequential to the analysis of the adequacy of its subadvisory fee, and (2) any collateral benefits derived as a result of providing advisory services to the Portfolio are de minimis and do not impact upon the reasonableness of the subadvisory fee. The Trustees concluded that any benefits that JP Morgan could be expected to receive with regard to providing investment advisory and other services to the Portfolio were not unreasonable.

PROFITABILITY AND ECONOMIES OF SCALE

  In considering the profitability to JP Morgan in connection with its relationship with the Portfolio, the Trustees noted that the fees under the Subadvisory Agreement are paid by SAAMCo. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For each of the above reasons, the profitability to JP Morgan from its relationship with the Portfolio was determined not to be a material factor in the Trustees' deliberations. For similar reasons, the potential for the Portfolio to experience economies of scale from JP Morgan's management of the Portfolio was not considered a material factor to the Trustees' consideration of JP Morgan.

TERMS OF SUBADVISORY AGREEMENT

  The Trustees reviewed the terms of the Subadvisory Agreement including the duties and responsibilities undertaken by JP Morgan. The Trustees noted that the Subadvisory Agreement provides that JP Morgan will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Trustees also considered other provisions of the Subadvisory Agreement and concluded that the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders.

COMPLIANCE

  The Trustees considered whether JP Morgan was subject to any recent regulatory or compliance-related actions or investigations. The Trustees concluded that there was no material litigation or proceeding that would materially effect JP Morgan ability to advise the Portfolio.

CONCLUSIONS

  In reaching their decision to approve the Subadvisory Agreement, the Trustees based their decision on the totality of the factors and each Trustee contributed different weight to the various factors. Based upon the materials they reviewed, the representations made to them and the considerations described above, and as part of their deliberations, the Trustees, including the Independent Trustees, concluded that JP Morgan possesses the capability and resources to perform the duties required of it under its Subadvisory Agreement.

                                                           ---------------------

APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS:

  The Board of Trustees (the "Board"), including the Trustees that are not interested persons of SunAmerica Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved with respect to each Portfolio the Investment Management and Advisory Agreement between SAAMCo and the Trust (the "Advisory Agreement") and the subadvisory agreements between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements") at a meeting of the Board held on September 8, 2005: Alliance Capital Management L.P. ("Alliance"), Columbia Management Advisers, LLC ("CMA"), Davis Selected Advisers, L.P. d/b/a Davis Advisors ("Davis"), Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, "Federated"), Franklin Advisory Services, LLC ("Franklin"), Goldman Sachs Asset Management, L.P. ("GSAM"), Goldman Sachs Asset Management International ("GSAM Int'l"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Marsico Capital Management, LLC ("Marsico"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Investment Management Inc. d/b/a Van Kampen ("Van Kampen"), Putnam Investment Management, LLC. ("Putnam"), Templeton Investment Counsel, LLC ("Templeton"), and U.S. Bancorp Asset Management ("USBAM") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

  In addition, the Board approved new subadvisory agreements with J.P. Morgan with respect to the Global Equities Portfolio and with Morgan Stanley with respect to the Growth Opportunities Portfolio.

  In connection with the approval of Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided or to be provided (as the case may be) by SAAMCo and the Subadvisers; (2) the size and structure of the advisory and subadvisory fees charged in connection with SAAMCo's and the Subadvisers' management of the Trust's Portfolios, compared to advisory fee rates and subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Portfolios, if any, compared to performance of comparable funds as selected by an independent third-party provider of investment company data ("Performance Group/Universe") and against benchmarks and/or indices; (4) the costs of services and the benefits potentially derived by SAAMCo and the Subadvisers; (5) the terms of the Advisory Contracts; (6) whether the Portfolios will benefit from possible economies of scale; and (7) information regarding SAAMCo's and the Subadvisers' compliance and regulatory history. In addition, the Board considered (a) the organization capability and financial condition of SAAMCo and the Subadvisers;
(b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

  The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

  The Expense Group and the Performance Group each consists of a Portfolio and a select group of funds that are chosen to be comparable to the Portfolio based upon certain factors, including fund type (in this case, funds underlying variable insurance products), comparability of investment objectives and asset category (for example, large cap value, small cap growth, mid cap core), sales load type, asset size and expense components. The other funds that comprise a Portfolio's Expense Group and Performance Group are generally identical. The Expense Universe and the Performance Universe each generally consists of a Portfolio, the funds in its Expense Group or Performance Group (if provided), respectively, and all other funds in the asset category or categories included in the Expense Group or Performance Group (or if no Performance Group is provided, all other funds in the asset category of the Portfolio) regardless of asset size or primary channel of distribution. A Portfolio's Subadvisor Expense Group and Subadvisor Expense Universe are comprised of the Portfolio and certain other comparable funds in its asset category or categories with subadviser agreements. The funds that comprise a Portfolio's Expense Group/Universe, Performance Group/Universe and Subadvisor Expense Group/Universe are selected by the independent third-party provider of investment company data.

NATURE, EXTENT AND QUALITY OF SERVICES

  The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo is responsible for the management of the affairs of the Trust, including but not limited to, providing the Trust with investment management services for certain portfolios of the Trust, and general supervision of and coordination of the services provided by the Subadvisers.

  In addition, the Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any
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such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by each Portfolio. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board was informed that in management's judgment, each of the Subadvisers has the size, visibility and resources to attract and retain highly qualified investment professionals.

  The Board reviewed the qualifications, background and responsibilities of each of the Subadviser's staff who is or would be responsible for providing investment management services to the respective Portfolio. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

FEES AND EXPENSES

  The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees with each of the unaffiliated Subadvisers at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board considered the following information regarding advisory and subadvisory fees based on the data provided by Lipper:

- Aggressive Growth (advised by SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe.

- Alliance Growth (subadvised by Alliance). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- Blue Chip Growth (advised by SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe.

- Cash Management (subadvised by CMA). The Board considered that the Portfolio's total expenses were slightly above the median of its Expense Group but below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison. The Board approved reductions to the Portfolio's advisory and subadvisory fees, the addition of breakpoints to the Portfolio's advisory and subadvisory fee rates, and the aggregation of assets with the Seasons Series Trust Cash Management Portfolio for the purpose of calculating the Portfolio's advisory fee.

- Corporate Bond (subadvised by Federated). The Board considered that the Portfolio's total expenses were below the median of its Expense Group and Expense Universe. In addition, it noted that the Portfolio's actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison.

- Davis Venture Value (subadvised by Davis). The Board considered that the Portfolio's total expenses were at the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were below the median of its Expense Group and at the median of its Expense Universe. In addition, the Board noted that the Portfolio's actual subadvisory fees were below the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- Dogs of Wall Street (advised by SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe.

- Emerging Markets (subadvised by Putnam). The Board considered that the Portfolio's total expenses were slightly above the median of its Expense Group and slightly below the median of its Expense Universe. Although the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group, it was noted that there were a limited number of other funds in the group with which to compare. The Board approved reductions to the Portfolio's advisory and subadvisory fees and the addition of breakpoints to the Portfolio's advisory fee rate.

- Equity Income (subadvised by USBAM). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and Expense Universe and that its actual advisory fees were below the median of its Expense Group and Expense Universe. Although the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison.

- Equity Index (subadvised by USBAM). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board considered that the Portfolio's subadvisory
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fees were above the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison.

- Federated American Leaders (subadvised by Federated). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- Foreign Value (subadvised by Templeton). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- Global Bond (subadvised by GSAM-International). The Board considered that the Portfolio's total expenses were below the median of its Expense Group and Expense Universe. The Board also noted that its actual advisory fees were below the median of its Expense Group and at the median of its Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were slightly above the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison.

- Global Equities (subadvised by Alliance through October 31, 2005 and J.P. Morgan thereafter). The Board considered that the Portfolio's total expenses were below the median of its Expense Group and Expense Universe. The Board also noted that its actual advisory fees were below the median of its Expense Group and slightly above the median of its Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison. With respect to subadvisory fees, the Board noted that the current subadvisory fees were below the median of its Subadvisory Expense Group and that the subadvisory fees for the new subadviser were slightly higher but still below the median.

- Goldman Sachs Research (subadvised by GSAM). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and Subadvisory Expense Universe. It was also noted that SAAMCo agreed to waive 5 basis points of its advisory fee. The Board also noted that they previously approved a reduction of the Portfolio's advisory and subadvisory fee rates , and the addition of breakpoints to the advisory and subadvisory fee rates in December 2004.

- Growth Opportunities (advised by SAAMCo through October 31, 2005, and subadvised by Morgan Stanley thereafter). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees for the new subadviser were below the median of its Subadvisory Expense Group and at the median of its Subadvisory Expense Universe.

- Growth-Income (subadvised by Alliance). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. In addition, the Board considered that the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- High Yield Bond (advised by SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe.

- International Diversified Equities (subadvised by Van Kampen). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board also noted that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and Subadvisory Expense Universe. The Board approved reductions to the Portfolio's advisory and subadvisory fees and the addition of breakpoints to the Portfolio's advisory and subadvisory fee rates.

- International Growth and Income (subadvised by Putnam). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and Subadvisory Expense Universe

- Marsico Growth (subadvised by Marsico). The Board considered that the Portfolio's total expenses and actual advisory fees were slightly above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were slightly above the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- MFS Massachusetts Investors Trust (subadvised by MFS). The Board considered that the Portfolio's total expenses were below the median of its Expense Group and Expense Universe. The Board also noted that the Portfolio's actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were at the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe.

- MFS Mid Cap Growth (subadvised by MFS). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe. The Board also noted that the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and Subadvisory Expense Universe.

- MFS Total Return (subadvised by MFS). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and below the median Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and at the median of its Expense Universe. In addition, the Board noted that the Portfolio's

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subadvisory fees were above the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison.

- Putnam Growth: Voyager (subadvised by Putnam). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and below the median Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and Subadvisory Expense Universe. It was noted that SAAMCo agreed to waive 10 basis points of its advisory fee and that it had negotiated a waiver of 10 basis points to the subadvisory fees.

- Real Estate (subadvised by Davis). The Board considered that the Portfolio's total expenses were below the median of its Expense Group and Expense Universe. The Board also noted that the Portfolio's actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were below the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison.

- Small & Mid Cap Value (subadvised by Alliance). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board also noted that the Portfolio's subadvisory fees were at the median of its Subadvisory Expense Group and above the median of its Subadvisory Expense Universe. However, it was noted that the Board approved the reduction of the Portfolio's advisory fee and the addition of breakpoints to the Portfolio's advisory fee rate.

- Small Company Value (subadvised by Franklin). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board noted that management was proposing the addition of breakpoints to the advisory fee rate. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison. The Board approved the addition of breakpoints to the Portfolio's advisory fee rate.

- SunAmerica Balanced (advised by SAAMCo). The Board considered that the Portfolio's total expenses and actual advisory fees were below the median of its Expense Group and Expense Universe.

- Technology (subadvised by Van Kampen). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. The Board also noted that the Portfolio's subadvisory fees were at the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison. In addition, the Board noted that it had previously approved a reduction to the Portfolio's advisory and subadvisory fee rates and the addition of breakpoints to the advisory fee schedule in December 2004.

- Telecom Utility (subadvised by Federated). The Board considered that the Portfolio's total expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were above the median of its Expense Group and at the median of its Expense Universe. In addition, the Board noted that there were too few other funds to provide a meaningful comparison of the Portfolio's subadvisory fees in either its Subadvisory Expense Group or Subadvisory Expense Universe.

- Worldwide High Income (subadvised by Van Kampen). The Board considered that the Portfolio's total expenses and actual advisory fees were above the median of its Expense Group and Expense Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadvisory Expense Group and that there were too few other funds in its Subadvisory Expense Universe to provide a meaningful comparison. In addition, the Board noted that it had previously approved a reduction to the Portfolio's advisory and subadvisory fee rates and the addition of breakpoints to the advisory fee schedule in December 2004.

INVESTMENT PERFORMANCE

  The Board, including the Independent Trustees, received and reviewed information prepared by management and by Morningstar, Inc. and Lipper, Inc., third party providers of investment company information regarding the Portfolios' investment performance compared against its benchmark and other funds in its Performance Group/Universe. Generally, the performance information provided were the annualized returns for the period since inception, its one-, three- and five-year periods and the period since inception, for the period ended May 31, 2005. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' performance and each Subadviser's performance within a Portfolio and management recommends to the Board those Portfolios which it believes may require additional attention or potential corrective action. A summary of certain of the information that the Board considered is as follows:

- Aggressive Growth (advised by SAAMCo). The Board considered that the Portfolio's performance exceeded the Lipper Multi-Cap Growth Index and the medians of its Performance Universe for the one-, three- and five-year periods and the period since inception. The Board considered that the Portfolio's performance exceeded the median of its Performance Group for all one-, three- and five-year periods but trailed the median for the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

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- Alliance Growth (subadvised by Alliance). The Board considered that the
Portfolio's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Group for the one-, five- and ten-year periods, but trailed the index and the median for the three-year period. The Board also noted that the Portfolio's performance exceeded the median of its Performance Universe for the one- and ten-year periods, but trailed the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Blue Chip Growth (advised by SAAMCo). The Board considered that the Portfolio's performance trailed the Lipper Large Cap Growth Index and the median of its Performance Group for the one- and three-year periods, but exceeded the index and median for the period since inception. The Board also noted that the Portfolio trailed the median of its Performance Universe for the one- and three-year periods, but exceeded the median for the period since inception. Furthermore, the Board took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- Cash Management (subadvised by CMA). The Board considered that the Portfolio's performance exceeded the Lipper Money Market Fund Index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio's performance trailed the median of its Performance Group for the one-, three-, five- and ten year periods by no more than 6 basis points. In addition, the Board noted that the Portfolio's performance exceeded the median of its Performance Universe for the one-, three- and five-year periods but trailed the median for the ten-year period. The Board took into account management's discussion of the Portfolio's performance and changes being made to the Portfolio's advisory fees. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Corporate Bond (subadvised by Federated). The Board considered that the Portfolio's performance exceeded the Lipper BBB Rated Fund Index for the three-and five-year periods, but slightly trailed the median for the one- and ten-year periods. The Board also noted the Portfolio's performance was at or above the median of its Performance Group and Performance Universe for the one- , three- and five-year periods but trailed the medians for the ten-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Davis Venture Value (subadvised by Davis). The Board considered that the Portfolio's performance exceeded the Lipper Multi-Cap Core Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Dogs of Wall Street (advised by SAAMCo). The Board considered that the Portfolio's performance exceeded the Lipper Multi-Cap Core Index and the median of its Performance Group and Performance Universe for the five-year period and the period since inception, but trailed such index and medians for the one- and three-year periods. Furthermore, the Board took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- Emerging Markets (subadvised by Putnam). The Board considered that the Portfolio's performance exceeded the Lipper Emerging Market Fund Index for the one-year period and the period since inception, but trailed the index for the three- and five-year periods. In addition, it was noted that the Portfolios performance exceeded or was at the median of its Performance Universe for one-and five-year periods and the period since inception. The Board also noted that the Portfolio's performance exceeded the median of its Performance Group for the one- and five-year periods, but trailed the median for the three-year period. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Equity Income (subadvised by USBAM). The Board considered that the Portfolio's performance trailed the Lipper Equity Income Index for the one-, three- and five-year periods, but exceeded such index for the period since inception. In addition, the Board noted that the Portfolio's performance trailed the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and management's plans and considerations with respect to the Portfolio. The Board concluded that the Portfolio's underperformance was being addressed.

- Equity Index (subadvised by USBAM). The Board considered that the Portfolio's performance slightly trailed the Lipper S&P 500 Fund Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Board took into account management's discussion of the Portfolio's performance and management's plans and considerations with respect to the Portfolio. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Federated American Leaders (subadvised by Federated). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Value Index for the five-year period and the period since inception, but trailed such index for the one- and three-year periods. The Board also noted that Portfolio's performance exceeded or met the median of its Performance Group for the three- and five-year periods and the periods since inception. In addition, the Board considered that the Portfolio's performance trailed the median of its Performance Universe for the one-, three- and five-year periods and was at the median for the period since inception. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and management's plans and considerations with respect to the Portfolio. The Board concluded that the Portfolio's underperformance was being addressed.

- Foreign Value (subadvised by Templeton). The Board considered that the Portfolio's performance exceeded or equaled the median of its Performance Group for the one-year period and the period since inception. In addition, the Board considered that the Portfolio's performance exceeded the median of its Performance Universe for the one-year period and was below the median for

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the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Global Bond (subadvised by GSAM-International). The Board considered that the Portfolio's performance trailed the Lipper Global Income Fund Index and the median of its Performance Group for the one-, three- and five-year periods, but exceeded such index and median for the ten-year period. In addition, the Board noted that the Portfolio's performance trailed the median of its Performance Universe for the one-, three-, five- and ten-year periods. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- Global Equities (subadvised by Alliance through October 31, 2005 and J.P. Morgan thereafter). The Board considered that the Portfolio's performance trailed the median of its Performance Universe and Performance Group for the one-, three-, five- and ten-year periods. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and the replacement of Alliance Capital with J.P. Morgan. The Board concluded that the Portfolio's underperformance was being addressed.

- Goldman Sachs Research (subadvised by GSAM). The Board considered that the Portfolio's performance trailed the Lipper Large Cap Core Index and the median of its Performance Group and Performance Universe for the one-year period and the period since inception, but exceeded such index and the medians for the three-year periods. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance, SAAMCo's waiver of 5 basis points of its advisory fees, and management's plans and considerations with respect to the Portfolio. The Board concluded that the Portfolio's underperformance was being addressed.

- Growth Opportunities (advised by SAAMCo through October 31, 2005, and subadvised by Morgan Stanley thereafter). The Board considered that the Portfolio's performance trailed the Lipper Small Cap Core Index and the median of its Performance Group and Performance Universe for the one- and three-year periods and the period since inception. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and the replacement of SAAMCo with Morgan Stanley. The Board concluded that the Portfolio's underperformance was being addressed.

- Growth-Income (subadvised by Alliance). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- High Yield Bond (advised by SAAMCo). The Board considered that the Portfolio's performance exceeded the Lipper High Current Yield Index for the one-, three-, five- and ten-year periods. In addition, it was noted that the Portfolio's performance exceeded the median of its Performance Group and Performance Universe for the one- and three-year periods but was below or at the median for the five- and ten-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- International Diversified Equities (subadvised by Van Kampen). The Board considered that the Portfolio's performance trailed the median of its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods. It was noted that management was proposing the reduction of the Portfolio's advisory and subadvisory fee rates and the addition of breakpoints at the advisory fee level. The Trustees took into account management's discussion of the Portfolio's performance and changes being made to the Portfolio's advisory fees and concluded that the Portfolio's underperformance was being addressed.

- International Growth and Income (subadvised by Putnam). The Board considered that the Portfolio's performance trailed the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and was at the medians for the ten-year period. Furthermore, the Trustees took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Marsico Growth (subadvised by Marsico). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Growth Index and the median of its Performance Group and Performance Universe for the one- and three-year periods and the period since inception. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MFS Massachusetts Investors Trust (subadvised by MFS). The Board considered that the Portfolio's performance exceeded the Lipper Large Cap Core Index and the median of its Performance Universe for the one-, three- and five-year periods but trailed such index and the median for the ten-year period. In addition, the Board noted that the Portfolio's performance exceeded the median of its Performance Group for the one-, three-, five- and ten-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- MFS Mid Cap Growth (subadvised by MFS). The Board considered that the Portfolio's performance trailed the Lipper Mid-Cap Growth Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Board took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- MFS Total Return (subadvised by MFS). The Board considered that the Portfolio's performance exceeded the Lipper Balanced Fund Index and the median of its Performance Group and Performance Universe for all periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Putnam Growth: Voyager (subadvised by Putnam). The Board considered that the Portfolio's performance trailed the Lipper Large Cap Growth Index for the one-, three- and ten-year periods but exceeded such index for the five-year period. The Portfolio's performance trailed the median of its Performance Group and Performance Universe for the one-, three-, five- and ten-year periods.
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Furthermore, the Board took into account management's discussion of the
Portfolio's performance and noted that management was proposing the waiver of 10 basis points of its advisory and subadvisory fees. The Board concluded that the Portfolio's underperformance was being addressed.

- Real Estate (subadvised by Davis). The Board considered that the Portfolio's performance exceeded the Lipper Real Estate Fund Index for the three-year period, but trailed such index for the one- and five-year periods and the period since inception. The Board also noted that the Portfolio trailed the median of its Performance Group for the one- and five-year periods and the period since inception, but exceeded the median for the three-year period. In addition, the Board noted that the Portfolio's performance trailed the median of its Performance Universe for the one-year periods and the period since inception, but exceeded the median for the three- and five-year period. Furthermore, the Board took into account management's discussion of the Portfolio's performance and concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

- Small & Mid Cap Value (subadvised by Alliance). The Board considered that the Portfolio's performance trailed the Lipper Mid-Cap Value Index and the median of its Performance Group and Performance Universe for the one-year period and the period since inception. Furthermore, the Board considered management's discussion of the Portfolio's performance and changes being proposed to the Portfolio's advisory fees and concluded that the Portfolio's underperformance was being addressed.

- Small Company Value (subadvised by Franklin). The Board considered that the Portfolio's performance exceeded the Lipper Small Cap Value Index and the median of its Performance Group for the one-year period but trailed such index and median for the three- and five-year periods and the period since inception. The Board also noted that the Portfolio's performance exceeded the median of its Performance Universe for the one- and three-year periods but trailed the median for the five-year period and the period since inception. Furthermore, the Board considered management's discussion of the Portfolio's performance and changes being proposed to the Portfolio's advisory fees and concluded that the Portfolio's performance was satisfactory in light of all factors considered.

- SunAmerica Balanced (advised by SAAMCo). The Board considered that the Portfolio's performance trailed the Lipper Balanced Fund Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Board also considered management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- Technology (subadvised by Van Kampen). The Board considered that the Portfolio's performance trailed the Lipper Science & Technology Fund Index and the median of its Performance Group and Performance Universe for the one- and three-year periods and the period since inception. Furthermore, the Board considered management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- Telecom Utility (subadvised by Federated). The Board considered that the Portfolio's performance trailed the Lipper Utility Fund Index and the median of its Performance Group and Performance Universe for the one-, three- and five-year periods and the period since inception. Furthermore, the Board considered management's discussion of the Portfolio's performance and concluded that the Portfolio's underperformance was being addressed.

- World Wide High Income (subadvised by Van Kampen). The Board considered that the Portfolio's performance exceeded the Lipper Global Income Fund Index and the median of its Performance Universe for the one- and three-year periods and the period since inception but trailed such index and median for the five-year period. The Board also noted that the Portfolio's performance exceeded the median of its Performance Group for the one-year period and the period since inception but trailed the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

COST OF SERVICES & BENEFITS DERIVED

  With respect to indirect costs and benefits, the Board was informed, based on management's judgement, that (1) any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Trust is de minimis and do not impact upon the reasonableness of the advisory fee. The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable.

PROFITABILITY AND ECONOMIES OF SCALE

  The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that SAAMCo receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements. With respect to SAAMCo, the Board determined that its profitability was reasonable.

  For similar reasons, the potential for the Portfolios to experience economies of scale from the Subadvisers' management of the Portfolios was not considered a material factor to the Board's approval of the Subadvisory Agreements. It was noted that
---------------------
    298
breakpoints were added to the advisory fee rates of several of the Trust's Portfolios that previously did not contain breakpoints. The Board considered that management believed that each Portfolio's existing fee schedule and the fee schedules for those Portfolios which management proposed breakpoints, reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size.

TERMS OF ADVISORY CONTRACTS

  The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the Trustees and any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the other terms and conditions of the Advisory Contracts.

COMPLIANCE

  The Board reviewed SAAMCo's and each Subadviser's compliance and regulatory history, including information whether any were involved in any regulatory actions or investigations. Management recommended continued monitoring of certain Subadvisers. It was noted that SAAMCo had implemented new policies and procedures required by federal securities laws, reviewed and enhanced its compliance monitoring procedures, and had developed a program designed to test the continued efficacy of its compliance policies and procedures.

CONCLUSIONS

  In reaching its decision to recommend the renewal and/or approval of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee contributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

  Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of (i) the usual and customary charges made for services of the same nature and quality and (ii) the other factors considered.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (Unaudited)

    The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND
                                                                                                COMPLEX
         NAME,                            TERM OF OFFICE                                       OVERSEEN
      ADDRESS AND        POSITION HELD    AND LENGTH OF         PRINCIPAL OCCUPATION(S)           BY
    DATE OF BIRTH*        WITH TRUST      TIME SERVED(4)          DURING PAST 5 YEARS         TRUSTEE(1)
    --------------       -------------    --------------   ---------------------------------  ----------
DISINTERESTED TRUSTEES
Carl D. Covitz              Trustee        2001 -          Owner and President, Landmark        56
DOB: March 31, 1939                        present         Capital, Inc. (since 1973)
Monica C. Lozano            Trustee        1998 -          President and Chief Executive        56
DOB: July 21, 1956                         present         Officer (2004-present); President
                                                           and Chief Operating Officer
                                                           (2000-2004) La Opinion (newspaper
                                                           publishing concern)
Gilbert T. Ray              Trustee        2001 -          Retired Partner, O'Melveny &         56
DOB: September 18, 1944                    present         Myers LLP (since 2000); and
                                                           Attorney (1972-2000) thereof
Allan L. Sher               Trustee        1997 -          Retired Brokerage Executive          56
DOB: October 19, 1931                      present         (since 1992)
Bruce G. Willison         Trustee and      2001 -          Dean, Anderson School at UCLA        56
DOB: October 16, 1948      Chairman        present         (since 1999)
INTERESTED TRUSTEES
Jana W. Greer(2)            Trustee        2001 -          President, AIG SunAmerica            56
DOB: December 30, 1951                     present         Retirement Markets, Inc. (since
                                                           1996); Senior Vice President and
                                                           Director, AIG Retirement
                                                           Services, Inc. (since 1991)
OFFICERS
Vincent M. Marra           President       2004 -          Senior Vice President and Chief      N/A
DOB: May 28, 1950                          present         Operating Officer, SAAMCo
                                                           (February 2003 to Present); Chief
                                                           Administrative Officer, Chief
                                                           Operating Officer and Chief
                                                           Financial Officer, Carret & Co.,
                                                           LLC (June 2002 to February 2003);
                                                           Chief Operating Officer, Bowne
                                                           Digital Solutions (1999 to May
                                                           2002).
Donna M. Handel            Treasurer       2002 -          Assistant Treasurer (1993 to         N/A
DOB: June 25, 1966                         present         2002); Senior Vice President,
                                                           SAAMCo (December 2004 to
                                                           Present); Vice President, SAAMCo
                                                           (1996 to December 2004).
Nori L. Gabert             Secretary       2005 -          Vice President and Deputy General    N/A
AIG SunAmerica Asset                       present         Counsel, SAAMCo
Management Corp.                                           (2001 to present); Formerly,
2929 Allen Parkway                                         Associate General Counsel,
Houston, Texas 77019                                       American General Corporation,
DOB: August 15, 1953                                       (1997-2001).


         NAME,
      ADDRESS AND            OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                 BY TRUSTEE(3)
    --------------       ---------------------------------
DISINTERESTED TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since 1995).
Monica C. Lozano         Trustee, University of Southern
DOB: July 21, 1956       California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, Tenet Healthcare
                         Corporation (since 2002);
                         Director, The Walt Disney Company
                         (since 2000); Director, Union
                         Bank of California (since 2001).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000); Director, IHOP Corp.
                         (since 2004); Director, Diamond
                         Rock Hospitality (since 2005).
Allan L. Sher            Director, Bowl America, Inc.
DOB: October 19, 1931    (1997- Present).
Bruce G. Willison        Director, Indy Mac Bancorp (since
DOB: October 16, 1948    2005); Director, Homestore, Inc.
                         (real estate agents and
                         managers), (since 2003);
                         Healthnet International, Inc.
                         (business services) (since 2000).
INTERESTED TRUSTEES
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966
Nori L. Gabert
AIG SunAmerica Asset
Management Corp.
2929 Allen Parkway
Houston, Texas 77019
DOB: August 15, 1953

---------------

 * The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (33 funds), VALIC Company II (15 funds), AIG Series Trust (6 funds) and SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alph Large-Cap Fund, Inc. (1 fund).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") registered under the Investment Company Act of 1940.

(4) Trustees serve until their successors are duly elected and qualified.

 Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.
---------------------
    300

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited)

    Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended January 31, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005.

    During the year ended January 31, 2006, the Portfolios paid to following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                                                                                   QUALIFYING %
                                                                                                                   FOR THE 70%
                                                                                                                    DIVIDENDS
                                                       TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                     DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                     --------------------------------------------------------------------------
Cash Management Portfolio Class 1..................    $0.09         $0.09            $ --             $ --              -- %
Cash Management Portfolio Class 2..................     0.08          0.08              --               --              --
Cash Management Portfolio Class 3..................     0.07          0.07              --               --              --
Corporate Bond Portfolio Class 1...................     0.55          0.55              --               --             1.22
Corporate Bond Portfolio Class 2...................     0.54          0.54              --               --             1.22
Corporate Bond Portfolio Class 3...................     0.52          0.52              --               --             1.22
Global Bond Portfolio Class 1......................     0.44          0.38             0.01             0.05             --
Global Bond Portfolio Class 2......................     0.43          0.37             0.01             0.05             --
Global Bond Portfolio Class 3......................     0.41          0.35             0.01             0.05             --
High-Yield Bond Portfolio Class 1..................     0.77          0.77              --               --             1.07
High-Yield Bond Portfolio Class 2..................     0.76          0.76              --               --             1.07
High-Yield Bond Portfolio Class 3..................     0.75          0.75              --               --             1.07
Worldwide High Income Portfolio Class 1............     0.63          0.63              --               --             0.53
Worldwide High Income Portfolio Class 2............     0.62          0.62              --               --             0.53
Worldwide High Income Portfolio Class 3............     0.61          0.61              --               --             0.53
SunAmerica Balanced Portfolio Class 1..............     0.35          0.35              --               --            54.57
SunAmerica Balanced Portfolio Class 2..............     0.33          0.33              --               --            54.57
SunAmerica Balanced Portfolio Class 3..............     0.32          0.32              --               --            54.57
MFS Total Return Portfolio Class 1.................     1.24          0.39             0.10             0.75           50.24
MFS Total Return Portfolio Class 2.................     1.22          0.37             0.10             0.75           50.24
MFS Total Return Portfolio Class 3.................     1.20          0.35             0.10             0.75           50.24
Telecom Utility Portfolio Class 1..................     0.39          0.39              --               --           100.00
Telecom Utility Portfolio Class 2..................     0.38          0.38              --               --           100.00
Telecom Utility Portfolio Class 3..................     0.37          0.37              --               --           100.00
Equity Income Portfolio Class 1....................     0.29          0.21              --              0.08          100.00
Equity Index Portfolio Class 1.....................     0.17          0.17              --               --           100.00
Growth-Income Portfolio Class 1....................     0.14          0.14              --               --           100.00
Growth-Income Portfolio Class 2....................     0.10          0.10              --               --           100.00
Growth-Income Portfolio Class 3....................     0.08          0.08              --               --           100.00
Federated American Leaders Portfolio Class 1.......     0.26          0.26              --               --           100.00
Federated American Leaders Portfolio Class 2.......     0.24          0.24              --               --           100.00
Federated American Leaders Portfolio Class 3.......     0.23          0.23              --               --           100.00
Davis Venture Value Portfolio Class 1..............     0.28          0.28              --               --           100.00
Davis Venture Value Portfolio Class 2..............     0.24          0.24              --               --           100.00
Davis Venture Value Portfolio Class 3..............     0.22          0.22              --               --           100.00
"Dogs" of Wall Street Portfolio Class 1............     0.28          0.26              --              0.02          100.00
"Dogs" of Wall Street Portfolio Class 2............     0.26          0.24              --              0.02          100.00
"Dogs" of Wall Street Portfolio Class 3............     0.25          0.23              --              0.02          100.00
Alliance Growth Portfolio Class 1..................     0.08          0.08              --               --           100.00
Alliance Growth Portfolio Class 2..................     0.05          0.05              --               --           100.00
Alliance Growth Portfolio Class 3..................     0.04          0.04              --               --           100.00
Goldman Sachs Research Portfolio Class 1...........     0.04          0.04              --               --           100.00
Goldman Sachs Research Portfolio Class 2...........     0.03          0.03              --               --           100.00
Goldman Sachs Research Portfolio Class 3...........     0.02          0.02              --               --           100.00
MFS Massachusetts Investors Trust Portfolio Class
  1................................................     0.10          0.10              --               --           100.00
MFS Massachusetts Investors Trust Portfolio Class
  2................................................     0.08          0.08              --               --           100.00

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited) (continued)

                                                                                                                   QUALIFYING %
                                                                                                                   FOR THE 70%
                                                                                                                    DIVIDENDS
                                                       TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                     DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                     --------------------------------------------------------------------------
MFS Massachusetts Investors Trust Portfolio Class
  3................................................    $0.07         $0.07            $ --             $ --           100.00%
Putnam Growth: Voyager Portfolio Class 1...........     0.09          0.09              --               --           100.00
Putnam Growth: Voyager Portfolio Class 2...........     0.07          0.07              --               --           100.00
Putnam Growth: Voyager Portfolio Class 3...........     0.06          0.06              --               --           100.00
Blue Chip Growth Portfolio Class 1.................     0.04          0.04              --               --           100.00
Blue Chip Growth Portfolio Class 2.................     0.03          0.03              --               --           100.00
Blue Chip Growth Portfolio Class 3.................     0.02          0.02              --               --           100.00
Real Estate Portfolio Class 1......................     1.97          0.42             0.06             1.49             --
Real Estate Portfolio Class 2......................     1.94          0.39             0.06             1.49             --
Real Estate Portfolio Class 3......................     1.92          0.37             0.06             1.49             --
Small Company Value Portfolio Class 1..............     1.05          0.11              --              0.94          100.00
Small Company Value Portfolio Class 3..............     1.05          0.11              --              0.94          100.00
MFS Mid-Cap Growth Portfolio Class 1...............      --            --               --               --              --
MFS Mid-Cap Growth Portfolio Class 2...............      --            --               --               --              --
MFS Mid-Cap Growth Portfolio Class 3...............      --            --               --               --              --
Aggressive Growth Portfolio Class 1................      --            --               --               --              --
Aggressive Growth Portfolio Class 2................      --            --               --               --              --
Aggressive Growth Portfolio Class 3................      --            --               --               --              --
Growth Opportunities Portfolio Class 1.............      --            --               --               --              --
Growth Opportunities Portfolio Class 2.............      --            --               --               --              --
Growth Opportunities Portfolio Class 3.............      --            --               --               --              --
Marsico Growth Portfolio Class 1...................      --            --               --               --              --
Marsico Growth Portfolio Class 2...................      --            --               --               --              --
Marsico Growth Portfolio Class 3...................      --            --               --               --              --
Technology Portfolio Class 1.......................      --            --               --               --              --
Technology Portfolio Class 2.......................      --            --               --               --              --
Technology Portfolio Class 3.......................      --            --               --               --              --
Small & Mid Cap Value Portfolio Class 2............     0.06           --              0.01             0.05           78.34
Small & Mid Cap Value Portfolio Class 3............     0.06           --              0.01             0.05           78.34
International Growth and Income Portfolio Class
  1................................................     0.11          0.11              --               --              --
International Growth and Income Portfolio Class
  2................................................     0.10          0.10              --               --              --
International Growth and Income Portfolio Class
  3................................................     0.08          0.08              --               --              --
Global Equities Portfolio Class 1..................     0.03          0.03              --               --           100.00
Global Equities Portfolio Class 2..................     0.02          0.02              --               --           100.00
Global Equities Portfolio Class 3..................     0.01          0.01              --               --           100.00
International Diversified Portfolio Class 1........     0.13          0.13              --               --             1.60
International Diversified Portfolio Class 2........     0.12          0.12              --               --             1.60
International Diversified Portfolio Class 3........     0.11          0.11              --               --             1.60
Emerging Markets Portfolio Class 1.................     0.05          0.05              --               --              --
Emerging Markets Portfolio Class 2.................     0.03          0.03              --               --              --
Emerging Markets Portfolio Class 3.................     0.02          0.02              --               --              --
Foreign Value Portfolio Class 2....................     0.02           --              0.00             0.02             --
Foreign Value Portfolio Class 3....................     0.02           --              0.00             0.02             --

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

    The Global Bond, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by each Portfolio to its shareholders. The total amounts of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2005 were $38,813, $883,609, $212,053, $705,094, $709,247 and
$773,432, respectively. The foreign source income for information reporting is $3,764,584, $9,176,862, $2,169,317, $8,320,785, $4,138,737 and $7,259,631,
respectively.

---------------------
    302

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio's inception. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2006.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SUNAMERICA SERIES TRUST AND INCLUDE ALL TRUST EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY OR VARIABLE LIFE POLICY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. IT IS ASSUMED THAT ALL DIVIDENDS ARE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES.

              Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

COLUMBIA MANAGEMENT ADVISERS, LLC

Cash Management Portfolio -- Class 1

---------------------------------------------------------
                CASH MANAGEMENT PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 01/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                3.04%      2.80%      2.70%
   5-year                1.86%        N/A        N/A
   10-year               3.52%        N/A        N/A
   Since Inception       3.63%      1.45%      1.21%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

              The Cash Management Portfolio -- Class 1 returned 3.04% for the twelve-month period ended January 31, 2006. (Note: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.)

              The Federal Reserve raised the benchmark Federal Funds target rate nine times between February 1, 2005, and January 31, 2006. The target rate began the period at 2.25% and ended the period 225 basis points higher at 4.50%. While the Fed was focused on the housing market and what they perceived as mounting inflationary pressures, other events such as Hurricane Katrina were not enough to cause the Fed to pause in its journey to raise short-term rates. In fact, the Fed tightened 25 basis points on August 9th and another 25 basis points on September 20th.

              During the twelve months ending January 31, 2006 the Portfolio's weighted average maturity was 47 days, and was managed within a tight range of 44 to 57 days. The Portfolio was most heavily weighted in the commercial paper sector over the course of the period.

                                                           ---------------------

              FEDERATED INVESTMENT MANAGEMENT COMPANY

              Corporate Bond Portfolio -- Class 1

[Corporate Bond Portfolio Graph]

                                                                 LEHMAN BROTHERS                              MERRILL LYNCH HIGH
                                           CORPORATE BOND       U.S. CREDIT INDEX                              YIELD MASTER II
                                        PORTFOLIO - CLASS 1            (1)             BLENDED INDEX (2)           INDEX(3)
                                        -------------------     -----------------      -----------------      ------------------
1/31/1996                                      10000                  10000                  10000                   10000
11/30/1996                                     10439                  10406                  10518                   10854
11/30/1997                                     11405                  11194                  11459                 12278.1
11/30/1998                                     12149                  12247                  12388                   12785
11/30/1999                                     11995                  12106                  12335                   13004
1/31/2000                                      11985                  12000                  12261                 13032.5
1/31/2001                                      12956                  13533                  13468                 13198.9
1/31/2002                                      13639                  14666                  14209                 13040.5
1/31/2003                                      14617                  16125                  15298                 13105.1
1/31/2004                                      16469                  17486                  17246                   16568
1/31/2005                                      17487                  18362                  18283                 18058.5
1/31/2006                                      17783                  18537                  18620                 18866.2

---------------------------------------------------------
                CORPORATE BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                1.60%      1.54%      1.35%
   5-year                6.54%        N/A        N/A
   10-year               5.93%        N/A        N/A
   Since Inception       6.03%      6.70%      6.93%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(2)The Blended Index combines 75% of the Lehman Brothers U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

(3)The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Corporate Bond Portfolio -- Class 1 returned 1.60% for the twelve-month reporting period ended January 31, 2006. The Lehman Brothers U.S. Credit Index returned 0.95% over the same period.

              Inflation concerns emerged in the bond market last year on a substantial rise in oil prices. Most sectors of the domestic bond market faired poorly and had total returns in the 0-3% range over the 12 month period. The investment-grade corporate bond market didn't fare as well as other sectors, while high yield bonds seemed to perform better. Short-term interest rates were up nearly 2% in the 12 month period while long-term interest rates were in a range of 10-80 basis points.

              Portfolio performance relative to the benchmark was boosted considerably by duration positioning and yield curve positioning. Security selection also added to performance. Various positions in Mexican issuers boosted results for the period, and positions in a wide variety of industrials and finance paper also contributed to performance.

              Sector positioning detracted from performance, primarily due to an overweight in lower-rated credits and an underweight in AA-rated credits. Although security selection added value as a whole, positions in General Motors/GMAC and Ford Motor Credit were a drag on returns. In addition, holdings in Neiman Marcus, Deluxe, Sungard Data, New York Times and Citizens Communications subtracted from overall results.

---------------------
    304

              GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

              Global Bond Portfolio -- Class 1

[Global Bond Portfolio Graph]

                                                                                                          JPMORGAN GLOBAL GOV'T
                                                 GLOBAL BOND PORTFOLIO -      JPMORGAN GLOBAL GOV'T          BOND INDEX (UN-
                                                         CLASS 1             BOND INDEX (HEDGED)(1)            HEDGED)(2)
                                                 -----------------------     ----------------------       ---------------------
1/31/1996                                                 10000                        10000                       10000
11/30/1996                                                10781                      10784.4                     10621.9
11/30/1997                                                11690                      11778.4                     10707.7
11/30/1998                                                13063                        13287                     12105.8
11/30/1999                                                13004                      13378.6                     11741.2
11/30/2000                                                13991                      14624.7                     11564.8
1/31/2001                                                 14363                      14979.5                       11973
1/31/2002                                                 14942                        15780                     11695.8
1/31/2003                                                 15907                      17140.5                       14374
1/31/2004                                                 16472                      17508.9                     16300.1
1/31/2005                                                 17209                      18432.3                     17664.7
1/31/2006                                                 17706                      19127.2                     16935.3

---------------------------------------------------------
                  GLOBAL BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                2.98%      2.76%      2.75%
   5-year                4.27%        N/A        N/A
   10-year               5.88%        N/A        N/A
   Since Inception       6.13%      4.13%      3.84%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

(2)Effective December 14, 2005, the Portfolio selected J.P. Morgan Global Government Bond Index (un-hedged) for performance comparisons. The change from the J.P. Morgan Global Government Bond Index (hedged) to the J.P. Morgan Global Government Bond Index (un-hedged) was made because the new index is more representative of the Portfolio's new investment strategy. The J.P. Morgan Global Government Bond Index (un-hedged) is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Global Bond Portfolio -- Class 1 returned 2.98% for the twelve-month period ended January 31, 2006 versus a 3.77% return for the J.P. Morgan Global Government Bond Index (hedged to the U.S. dollar) and a -4.13% return for the JP Morgan Global Government Bond Index (unhedged to the U.S. dollar).

              The global government bond markets posted positive returns over the period, although there was considerable dispersion between the major markets. Solid U.S. economic growth and continued Federal Reserve interest rate hikes caused Treasury prices to end the year lower. European government bonds performed strongly to September 2005 on the back of economic weakness and speculation of monetary easing. However, signs of economic improvement and a European Central Bank rate hike in the fourth quarter caused yields to rise from their lows, paring back some of their gains. UK gilts significantly outperformed other major bond markets over the year due to weak consumption and manufacturing data, and a rate cut by the Bank of England in August.

              The Portfolio's currency positioning had a large negative impact on results. A long U.S. dollar position in January 2006 detracted from performance. The dollar came under pressure as the market anticipated the Fed pausing interest rate hikes earlier than expected. The yield curve strategy was another net negative over the period. A Eurodollar steepener trade held in the second quarter of 2005 detracted from results following the flattening of the U.S. yield curve in May and June.

                                                           ---------------------

              GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

              The Portfolio's duration strategy was a positive contributor to performance, including short U.S. and short Japan positions. Performance from the short U.S. position added value over the second half of the period as the U.S. economy grew at a solid pace despite record high energy prices and the impact of hurricanes Katrina and Rita. The short Japan position performed strongly as signs of an economic recovery caused Japanese government bond yields to rise. The Portfolio's country strategy also added value, particularly in September, when rising U.S. bond yields saw U.S. Treasuries underperform their Eurozone counterparts, leading to positive returns from a short U.S./long Europe position.

---------------------
    306

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              High-Yield Bond Portfolio -- Class 1

[High-Yield Bond Portfolio Graph]

                                                                HIGH-YIELD BOND PORTFOLIO -      MERRILL LYNCH HIGH YIELD MASTER
                                                                          CLASS 1                          II INDEX(1)
                                                                ---------------------------      -------------------------------
1/31/1996                                                                 10000.00                           10000.00
1/31/1997                                                                 11316.00                           11026.00
1/31/1998                                                                 13112.00                           12594.00
1/31/1999                                                                 12684.00                           12934.00
1/31/2000                                                                 13329.00                           13032.00
1/31/2001                                                                 12871.00                           13199.00
1/31/2002                                                                 11553.00                           13041.00
1/31/2003                                                                 11116.00                           13105.00
1/31/2004                                                                 14720.00                           16568.00
1/31/2005                                                                 16844.00                           18058.00
1/31/2007                                                                 18664.00                           18866.00

---------------------------------------------------------
                HIGH-YIELD BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               10.65%     10.65%     10.41%
   5-year                7.72%        N/A        N/A
   10-year               6.44%        N/A        N/A
   Since Inception       6.72%      9.95%     19.48%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the High Yield Bond Portfolio -- Class 1 returned 10.65%. The Merrill Lynch High Yield Master II Index returned 4.47% during the same period.

              Market conditions had a mixed impact on the portfolio return versus its benchmark for the reporting period. On the positive side, were the Portfolio's underweight position to the underperforming automotive sector, the strong increase in energy prices during the year with exposure to the oil field equipment sector, strong conditions in the wireless sector with exposure to issues there, and finally the positive impact from exposure in the coal-fired power generation sector due to rising natural gas prices. On the negative side, rising oil prices negatively impacted resin prices which hurt one of the Portfolio's plastic packaging holdings, and falling media cable trading multiples which hurt the leveraged cable holdings.

              Sector selection was primarily impacted positively by five sectors and negatively by two. On the positive side, the underweights in the automotive, auto parts equipment, and forestry/paper sectors all did well as all three sectors underperformed the benchmark. Overweights in the telecom fixed-line and telecom-wireless sectors did well as both were outperformers in the index. On the negative side, the underweight to the auto loan sector, though not large, hurt performance as this was a very strong sector in the index. Finally, the small cash position detracted from results.

              Security selection accounted for the bulk of Portfolio outperformance versus the index for the year. There were numerous positive contributors but the most notable were holdings in the wireless, oil field equipment, and electric utility sectors. The primary negatives were cable and packaging.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA -- VAN KAMPEN)

              Worldwide High Income Portfolio -- Class 1

[Worldwide High Income Portfolio Graph]

                                           WORLDWIDE HIGH
                                         INCOME PORTFOLIO-      FIRST BOSTON HIGH        JP MORGAN EMBI
                                              CLASS 1          YIELD BOND INDEX(3)      GLOBAL INDEX(2)        BLENDED INDEX(1)
                                         -----------------     -------------------      ---------------        ----------------
1/31/1996                                      10000                  10000                  10000                  10000
11/30/1996                                     11711                  10821                  12327                  11564
11/30/1997                                     13370                  12313                  13616                  12991
11/30/1998                                     11533                  12526                  12582                  12720
11/30/1999                                     13139                  12753                  14645                  13869
1/31/2000                                      13496                  12856                  15086                  14136
1/31/2001                                      13991                  12969                  18375                  15684
1/31/2002                                      12786                  13066                  18096                  15643
1/31/2003                                      12883                  13710                  20428                  17010
1/31/2004                                      16105                  17407                  25384                  21424
1/31/2005                                      17497                  19114                  28394                  23757
1/31/2006                                      18982                  19801                  31619                  25524

---------------------------------------------------------
             WORLDWIDE HIGH INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                8.49%      8.36%      8.26%
   5-year                6.29%        N/A        N/A
   10-year               6.62%        N/A        N/A
   Since Inception       7.98%      8.79%     14.67%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The Blended Index combines 50% of the First Boston High-Yield Bond Index and 50% of the J.P. Morgan Emerging Markets Bond (EMBI) Global Index.

(2)JP Morgan EMBI Global Index is a market weighted index composed of U.S. dollar denominated Brady Bonds, Euro Bonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3)The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month period ended January 31, 2006, the Worldwide High Income Portfolio -- Class 1 posted a return of 8.49%. During the same period, the First Boston High-Yield Bond Index gained 3.59% and the J.P. Morgan EMBI Global Index returned 11.36%. The blended benchmark of 50% First Boston High Yield Bond Index and 50% J.P. Morgan EMBI Global Index, which most closely resembles the Portfolio's structure, returned 7.44%.

              During the reporting period, the Portfolio benefited from its exposure to the emerging markets debt asset class, as bonds in the emerging markets generally outperformed those in the developed markets, including high yield bonds. Within the emerging markets debt component, the Portfolio was particularly well served by relative overweights to Argentine and Russian debt, as well as by security selection in Turkish local debt. In contrast, an underweight allocation to Ecuador debt tempered returns.

              The overall performance of the Portfolio was negatively impacted by its high yield component. Security selection decisions in various industries, including forest products, housing, financials and telecommunications detracted from returns. Performance benefited from an underweight in the transportation sector. Overall security selection in the cable and transportation sectors also helped returns. However, these positive factors were not enough to offset the previously mentioned negative influences in the high yield portion.

---------------------
    308

              J.P. MORGAN INVESTMENT MANAGEMENT, INC.

              SunAmerica Balanced Portfolio -- Class 1

[SunAmerica Balanced Portfolio Graph]

                                   SUNAMERICA
                                    BALANCED                             LEHMAN BROTHERS
                                PORTFOLIO - CLASS     BLENDED INDEX       US AGGREGATE        S&P 500 INDEX       BLENDED INDEX
                                        1               (OLD) (1)        BOND INDEX (4)            (3)              (NEW)(2)
                                -----------------     -------------      ---------------      -------------       -------------
6/3/1996                             10000.0             10000.0             10000.0             10000.0             10000.0
11/30/1996                           11130.0             11076.0             10730.1             11439.2             11133.0
11/30/1997                           13521.0             13145.0             11543.2             14700.7             13344.0
11/30/1998                           16200.0             15416.0             12633.2             18179.7             15741.0
1/31/1999                            17892.0             16337.0             12761.1             20030.3             16759.0
1/31/2000                            20174.0             17254.0             12524.5             22104.1             17762.0
1/31/2001                            18988.0             18126.0             14256.1             21905.0             18677.0
1/31/2002                            15978.0             17026.0             15332.8             18368.3             17391.0
1/31/2003                            13589.0             15346.0             16783.8             14141.1             15554.0
1/31/2004                            16105.0             18428.0             17598.2             19026.3             19027.0
1/31/2005                            16833.0             19370.0             18329.5             20211.5             20090.0
1/31/2006                            17599.0             20662.0             18658.7             22308.4             21586.0

---------------------------------------------------------
              SUNAMERICA BALANCED PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                4.55%      4.40%      4.31%
   5-year               -1.51%        N/A        N/A
   Since Inception       6.02%      0.81%      7.06%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index (prior to January 23, 2006) ("old") consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Bond Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The Blended Index (subsequent to January 23, 2006) ("new") changed to a new Blended Index comprised of 30% S&P 500 Index, 30% Russell 1000 Index and 40% Lehman Brothers U.S. Aggregate Bond Index.

(3)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(4)The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The SunAmerica Balanced Portfolio -- Class 1 gained 4.55% during the twelve-month reporting period ended January 31, 2006, compared to a return of 10.38% for the S&P 500 Index, a return of 1.80% for the Lehman Brothers U.S. Aggregate Bond Index, and a gain of 7.44% for the New Blended Index. Effective January 23, 2006, J.P. Morgan Investment Management, Inc. assumed the day-to-day management of this portfolio from AIG Sun America Asset Management Corp.

              For the equity component of the Portfolio, security selection had the largest negative impact on relative results versus the S&P 500 Index. Stock selection was especially weak in the materials, financial and consumer discretionary sectors. The largest individual stock detractors included News Corp., Wal-Mart Stores, Inc., International Business Machines Corp., Dell, Inc., and Tyco International, Ltd. Sector selection also had a negative, but more modest impact on overall performance. An overweight in the consumer discretionary sector, coupled with an underweight in utilities proved to be detrimental.

              Stock selection in consumer staples had the biggest beneficial impact on the equity holdings in the Portfolio. Other positives during the reporting period included the Portfolio's overweight to the technology sector, as well as exposure to the energy sector. Stock selection among utilities companies also helped. Top individual contributors included Transocean, Inc., Apple Computer, Inc., Exxon Mobil Corp., Motorola, Inc., and Amgen, Inc.

                                                           ---------------------

              J.P. MORGAN INVESTMENT MANAGEMENT, INC.

              The fixed income component of the Portfolio delivered strong results during the reporting period relative to the Lehman Brothers U.S. Aggregate Bond Index. The term structure of the Portfolio, coupled with strong issue selection, were the most significant contributors to results. The Portfolio's exposure to bonds in the industrial, financial, Yankee Bonds and telecommunications sectors also contributed to performance. The Portfolio's BBB rated issues posted the strongest performance among the credit quality sectors, however, the overall exposure to high quality credits detracted from results. Duration positioning also hurt results for the fixed income component during the period.

---------------------
    310

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Total Return Portfolio -- Class 1

[MFS Total Return Portfolio Graph]

                                                                                        LEHMAN BROTHERS
                                          MFS TOTAL RETURN                               U.S. AGGREGATE
                                        PORTFOLIO -- CLASS 1     BLENDED INDEX(1)           INDEX(2)           S&P 500 INDEX(3)
                                        --------------------     ----------------       ---------------        ----------------
1/31/1996                                      10000                  10000                  10000                  10000
11/30/1996                                     11010                  11333                  10390                  12133
11/30/1997                                     12499                  13451                  11126                  15592
11/30/1998                                     14191                  15774                  12233                  19282
11/30/1999                                     15428                  17622                  12226                  23313
1/31/2000                                      15070                  17655                  12128                  23445
1/31/2001                                      18225                  18548                  13804                  23233
1/31/2002                                      18179                  17422                  14847                  19482
1/31/2003                                      17095                  15703                  16252                  14999
1/31/2004                                      20626                  18857                  17041                  20180
1/31/2005                                      22400                  19821                  17749                  21437
1/31/2006                                      23685                  21143                  18068                  23661

---------------------------------------------------------
               MFS TOTAL RETURN PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                5.74%      5.59%      5.50%
   5-year                5.38%        N/A        N/A
   10-year               9.01%        N/A        N/A
   Since Inception      10.47%      5.93%     10.88%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(3)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The MFS Total Return Portfolio -- Class 1 posted a return of 5.74% for the twelve-month reporting period ended January 31, 2006. The S&P 500 Index returned 10.38% and the Blended Index returned 6.67% during the same period.

              The overall Portfolio trailed the index during the reporting period. Within the equity portion of the Portfolio, stock selection in the utilities and communications, basic materials, and technology sectors detracted from performance relative to the S&P 500 Index. In utilities and communications, Calpine Corp. and Verizon Communications Inc. hurt returns as both stocks lagged the S&P 500. In basic materials, newsprint maker Bowater Inc. was among the Portfolio's detractors, while in technology, Symantec Corp. hindered results. Stocks in other sectors that dampened returns included Masco Corp, Tyco International Ltd, Viacom (CBS Corp Class B), Gap Inc., Schlumberger Ltd. and Tenet Healthcare Corp.

              On the positive side, the combination of an overweight position and favorable stock selection in the energy sector helped the Portfolio's performance. The Portfolio's top-contributing energy stocks included GlobalSantaFe Corp., Devon Energy Corp., Noble Corp. and Cooper Cameron Corp. Strong security selection in the financial services sector also bolstered results with holdings in PNC Financial Services Group Inc. and Mellon Financial Corp. Elsewhere, General Electric Co., Merck & Co. Inc., Dell Inc. and International Business Machines Corp. strengthened the Portfolio's relative returns.

              Within the fixed income portion of the Portfolio, the slightly shorter duration stance aided performance relative to the Lehman Brothers U.S. Aggregate Bond Index. The Portfolio's overall sector allocation was mildly additive to relative results. The Portfolio's quality allocation and term structure positioning detracted slightly from performance.

                                                           ---------------------

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Telecom Utility Portfolio -- Class 1

[Telecom Utility Portfolio Graph]

                                 TELECOM UTILITY
                                PORTFOLIO - CLASS                                              S&P UTILITY       S&P 500 TELECOM
                                        1           S&P 500 INDEX(1)    BLENDED INDEX(2)        INDEX(3)        SERVICE INDEX(4)
                                -----------------   ----------------    ----------------       -----------      ----------------
6/3/1996                              10000               10000               10000               10000               10000
11/30/1996                            10750               11439               10299               10910                9970
11/30/1997                            13035               14701               13604               12559               14144
11/30/1998                            15118               18180               17973               15052               19525
1/31/1999                             15233               20030               20547               14833               24072
1/31/2000                             15996               22104               21924               15614               25543
1/31/2001                             14354               21905               19914               19986               18561
1/31/2002                             11992               18368               14342               14512               13101
1/31/2003                              9246               14141               10054               10451                8775
1/31/2004                             11476               19026               12490               13891               10480
1/31/2005                             13095               20211               14092               17241               11202
1/31/2006                             14523               22308               15491               20220               11857

---------------------------------------------------------
                TELECOM UTILITY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               10.90%     10.76%     10.67%
   5-year                0.23%        N/A        N/A
   Since Inception       3.94%      0.87%     15.21%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Telecommunication Services Index, on a market capitalization weighted basis.

(3)The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4)The S&P Telecommunications Service Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600. Created in July of 1996, the S&P Telecommunications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Telecom Utility Portfolio -- Class 1 returned 10.90% for the twelve-month period ended January 31, 2006, compared to a 10.38% return by the S&P 500 Index and the 9.92% return of the blended benchmark of 65% S&P Telecommunication Services Index and 35% S&P Utility Index.

              For the one year reporting period, the utilities sector in the S&P 500 returned 17.27% outperforming the market and the Portfolio's blended benchmark. The telecommunications services sector of the S&P 500 posted a return of 5.85%, trailing both the utilities sector of the S&P 500 and the blended benchmark. Given these returns, a slight overweight position in utilities stocks and an opposing underweight in telecommunications services contributed to performance during the period.

              Holdings in some strong performing individual stocks such as Korea Electric Power and Endesa S A, and an underweight position in weak performer Verizon Communications benefited results. However, overall security selection was detrimental in both telecommunications services and utilities, with notably poor results from stocks such as Telecom Italia SPA and Peoples Energy Corp.

---------------------
    312

              U.S. BANCORP ASSET MANAGEMENT, INC.

              Equity Income Portfolio -- Class 1

[Equity Income Portfolio Graph]

                                                              EQUITY INCOME PORTFOLIO -- CLASS
                                                                             1                          S&P 500 INDEX (1)
                                                              --------------------------------          -----------------
12/14/1998                                                                 10000                              10000
1/31/1999                                                                  10570                              11227
1/31/2000                                                                  10707                              12390
1/31/2001                                                                  12252                              12278
1/31/2002                                                                  11585                              10296
1/31/2003                                                                   9493                               7926
1/31/2004                                                                  12484                              10665
1/31/2005                                                                  13090                              11329
1/31/2006                                                                  14517                              12504

-----------------------------------------------------
               EQUITY INCOME PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
-----------------------------------------------------
                                         CLASS 1*
   1-year                                 10.80%
   5-year                                  3.45%
   Since Inception                         5.37%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Equity Income Portfolio -- Class 1 gained 10.80% for the 12-month period ending January 31, 2006 while the S&P 500 Index gained 10.38% in the same period.

              Performance benefited from strong sector emphasis for the reporting period. The Portfolio maintained an overweight position in the energy and materials sectors, which were among the strongest performing sectors during the period. The Portfolio's underweight allocation to the consumer staples and consumer discretionary sectors also enhanced performance as these two sectors performed relatively weaker during the period.

              Stock selection also contributed to the positive results for the period. Stand-out performers included McKesson Corp. in the consumer staples sector, and Alliance Capital Management Holding L.P. and State Street Corp. in the financials sector. Strong stock selection in the technology sector also enhanced the Portfolio's return for the period, with a strong showing from Motorola Inc., which was among the Portfolio's larger holdings in the sector.

                                                           ---------------------

              U.S. BANCORP ASSET MANAGEMENT, INC.

              Equity Index Portfolio -- Class 1

[Equity Index Portfolio Graph]

                                                             EQUITY INDEX PORTFOLIO -- CLASS 1           S&P 500 INDEX(1)
                                                             ---------------------------------           ----------------
12/14/1998                                                                 10000                              10000
1/31/1999                                                                  11181                              11227
1/31/2000                                                                  11970                              12390
1/31/2001                                                                  11816                              12278
1/31/2002                                                                   9858                              10296
1/31/2003                                                                   7560                               7926
1/31/2004                                                                  10106                              10665
1/31/2005                                                                  10677                              11329
1/31/2006                                                                  11730                              12504

-----------------------------------------------------
               EQUITY INDEX PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
-----------------------------------------------------
                                         CLASS 1*
   1-year                                  9.86%
   5-year                                 -0.15%
   Since Inception                         2.26%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Equity Index Portfolio -- Class 1 gained 9.86% in the twelve-months ending January 31, 2006 while the S&P 500 Index returned 10.38% for the period.

              During the reporting period Standard & Poors changed its weighting methodology for holdings in the S&P 500 Index. Previously, each index position was proportional to the stock's total market capitalization. The index weights now track dollars invested by arm's-length investors. For example, Wal-Mart, with approximately 40% of its shares closely held, had its index weight reduced to 60% of shares outstanding.

              As an indexed strategy, the Portfolio sought to maintain nearly full exposure to the stock market during the reporting period. Holdings were closely aligned to the index, resulting in small return differences attributable to industry weights or security selection variances relative to the benchmark. Among the top contributors to performance were Exxon Mobil Corp., Schlumberger Ltd., Hewlett Packard Co. and Apple Computer Inc.

---------------------
    314

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Growth-Income Portfolio -- Class 1

[Growth-Income Portfolio Graph]

                                                              GROWTH-INCOME PORTFOLIO - CLASS
                                                                             1                           S&P 500 INDEX(1)
                                                              -------------------------------            ----------------
1/31/1996                                                                  10000                              10000
11/30/1996                                                                 12241                              12133
11/30/1997                                                                 15927                              15592
11/30/1998                                                                 19576                              19282
11/30/1999                                                                 25396                              23313
1/31/2000                                                                  26446                              23445
1/31/2001                                                                  26016                              23233
1/31/2002                                                                  20822                              19482
1/31/2003                                                                  16322                              14999
1/31/2004                                                                  21714                              20180
1/31/2005                                                                  22855                              21437
1/31/2006                                                                  26066                              23661

---------------------------------------------------------
                 GROWTH-INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               14.05%     13.90%     13.77%
   5-year                0.04%        N/A        N/A
   10-year              10.05%        N/A        N/A
   Since Inception      10.77%      2.98%     14.70%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the Growth-Income Portfolio -- Class 1 posted a return of 14.05%, compared to the S&P 500 Index return of 10.38%.

              Most of the Portfolio's relative return over the 12-month period was attributable to security selection, which had a positive impact on performance. Security selection was notably successful in the energy, technology, health care and financial sectors. Positions in the oil service industry had a particularly strong impact on performance. The stocks that made the biggest positive contributions to performance were Schlumberger Ltd., Halliburton Co., Marvell Technology Group, Nabors Industries Ltd. and Google Inc. The Portfolio's modestly overweight position in the strong-performing energy sector also had a slightly positive impact on performance.

              Sector selection had a slightly negative impact on performance over the 12-month period. The largest detractor was the consumer discretionary sector, which was on average overweighted during the period. The generally overweighted position in the health care sector was also detrimental to performance. The least successful security selection decisions occurred in the industrials sector. Among the individual stocks that detracted the most from performance were Avon Products Inc., Juniper Networks, Biogen Idec Inc., Royal Caribbean and Citigroup Inc.

                                                           ---------------------

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Federated American Leaders Portfolio -- Class 1

[Federated American Leaders Portfolio Graph]

                                                                                                                S&P/BARRA 500
                                         FEDERATED AMERICAN                                                      VALUE & S&P
                                        LEADERS PORTFOLIO --                          S&P/BARRA 500 VALUE    500/CITIGROUP VALUE
                                              CLASS 1           S&P 500 INDEX (1)          INDEX (2)               INDEX(3)
                                        --------------------    -----------------     -------------------    -------------------
6/3/1996                                      10000.00               10000.00               10000.00               10000.00
11/30/1996                                    11080.00               11439.20               11364.40               11364.00
11/30/1997                                    13933.00               14700.70               14208.70               14209.00
11/30/1998                                    16472.00               18179.70               16091.30               16091.00
1/31/1999                                     17046.00               21979.60               18092.90               16991.00
1/31/2000                                     17075.00               22104.10               18174.90               18175.00
8/31/2000                                     18485.00               24229.30               19598.00               19598.00
1/31/2001                                     18888.00               21905.00               20751.20               20751.00
1/31/2002                                     17477.00               18368.30               17102.40               17102.00
1/31/2003                                     13839.00               14141.10               13536.00               13536.00
1/31/2004                                     18441.00               19026.30               18665.30               18665.00
1/31/2005                                     19736.00               20211.50               20705.90               20706.00
1/31/2006                                     21400.00               22308.40               23328.20               23126.00

---------------------------------------------------------
          FEDERATED AMERICAN LEADERS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                8.50%      8.29%      8.20%
   5-year                2.53%        N/A        N/A
   Since Inception       8.19%      3.45%     15.18%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The S&P/Barra 500 Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500, S&P Mid Cap 400 and S&P Small Cap
600) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

(3)The "S&P/Barra 500 Value & S&P 500/Citigroup Value Index" tracks the S&P/Barra 500 Value Index through the close of business on December 16, 2005 and the S&P 500/ Citigroup Value Index from December 19, 2005 through the end of the reporting period. The combined index was selected because the S&P/Barra 500 Value Index is no longer the official style index of Standard & Poor's and it will no longer be offered by Standard & Poor's. The S&P 500/ Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The S&P 500/Citigroup Value Index is unmanaged and market capitalization weighted.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month period ended January 31, 2006, the Federated American Leaders Portfolio -- Class 1 returned 8.50%, versus the 11.69% return of the S&P/Barra 500 Value & S&P 500/Citigroup Value Index.(3)

              The Portfolio's overweight of the consumer staples sector was detrimental to results as the sector underperformed the benchmark. While the slight underweight in the health care sector was a negative factor in this strong performing sector, positive stock selection in health care more than made up for the underweight of the sector. Holdings in industrial conglomerate Tyco International Ltd. New, media company Gannett Inc., specialty retailer Gap Inc., advertising firm Interpublic Group Co. and semiconductor giant Intel Corp. were stock selection detractors.

---------------------
    316

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Performance relative to the benchmark was impacted in a positive way by an overweight in the energy sector and an underweight in utilities. Certain security selection decisions also impacted performance positively with holdings in drug distributors McKesson Hboc Inc. and Amerisourcebergen Co., and tobacco and food company Altria Group Inc. (formerly known as Philip Morris).

                                                           ---------------------

              DAVIS SELECTED ADVISERS, L.P.

              Davis Venture Value Portfolio -- Class 1

[Davis Venture Value Portfolio Graph]

                                                              DAVIS VENTURE VALUE PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                                          --------------------           ----------------
1/31/1996                                                                  10000                              10000
1/31/1997                                                                  12913                              12635
1/31/1998                                                                  16051                              16035
1/31/1999                                                                  18751                              21245
1/31/2000                                                                  21267                              23445
1/31/2001                                                                  23973                              23233
1/31/2002                                                                  20239                              19482
1/31/2003                                                                  17044                              14999
1/31/2004                                                                  23683                              20180
1/31/2005                                                                  26133                              21437
1/31/2006                                                                  29715                              23661

---------------------------------------------------------
              DAVIS VENTURE VALUE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               13.71%     13.57%     13.49%
   5-year                4.39%        N/A        N/A
   10-year              11.51%        N/A        N/A
   Since Inception      13.49%      7.30%     19.32%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              During the twelve-month period ended January 31, 2006, the stock market, as measured by the S&P 500 Index, returned 10.38%, while the Davis Venture Value Portfolio -- Class 1 returned 13.71%.

              The Portfolio's largest holdings were in financial companies, and were among the most important contributors to results, outperforming both the S&P 500 Index and the financial companies included in the Index. Holdings in Loews Corp., American Express Co, General Growth Properties, Progressive Corp. Ohio, and Moody's Corp. were among the most important contributors. Financial companies Fifth Third Bancorp and Citigroup Inc. were among the key detractors from Portfolio performance during the reporting period. Energy companies held by the Portfolio were also important contributors to performance, outpacing the returns of both the Index and the energy sector. Holdings in EOG Resources Inc., Devon Energy Corp., Conocophillips, and Occidental Petroleum Corp. were other the top contributors to Portfolio performance.

              The Portfolio's holdings in both consumer discretionary companies and industrial companies detracted from the Portfolio's performance for the twelve month period. Consumer discretionary companies that were among the top detractors over the year included, Comcast Corp. New, Gannett Inc., and AutoZone Inc. (the Portfolio no longer owns AutoZone). Tyco, an industrial company, was also among the top detractors from performance. Other individual companies that detracted from performance included Lexmark International New, an information technology company and Avon Products Inc., a consumer staples company.

              The Portfolio had approximately 10% of its assets invested in foreign companies at January 31, 2006. As a group, the foreign companies owned by the Portfolio out-performed the S&P 500 Index over the year.

---------------------
    318

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              "DOGS" OF WALL STREET PORTFOLIO -- CLASS 1

["DOGS" OF WALL STREET PORTFOLIO GRAPH]

                                                              DOGS OF WALL STREET PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                              --------------------------------           ----------------
4/1/1998                                                                   10000                              10000
11/30/1998                                                                  9810                              10671
1/31/1999                                                                   9600                              11757
1/31/2000                                                                   8638                              12974
1/31/2001                                                                   9679                              12857
1/31/2002                                                                  10293                              10781
1/31/2003                                                                   8948                               8300
1/31/2004                                                                  11566                              11167
1/31/2005                                                                  12222                              11863
1/31/2006                                                                  12578                              13094

---------------------------------------------------------
             "DOGS" OF WALL STREET PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                2.91%      2.75%      2.75%
   5-year                5.38%        N/A        N/A
   Since Inception       2.97%      5.42%     10.83%
---------------------------------------------------------

*Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The "Dogs" of Wall Street Portfolio -- Class 1 returned 2.91% for the twelve months ending January 31, 2006. The S&P 500 Index returned 10.38% for the period.

              Over the past twelve months, equity market conditions have been challenging. During the opening months of the annual period, the stock market declined as fears of higher oil prices, increasing interest rates, mounting inflationary pressures, and slowing corporate earnings weighed heavily on the markets. Stocks resumed their upward climb in May to end the year with positive returns. While large-cap growth stocks appreciated during the annual period, their results significantly lagged the returns generated by the small- and mid-cap stocks.

              Stock selections for the Portfolio were based on quantitative screens performed annually. In the future, the rebalancing schedule will change to a quarterly occurrence. With respect to stock selection by sector, a consumer staples overweight and no exposure to the energy groups negatively impacted performance, as did disappointing stock selection in the financial, healthcare, and consumer staples sectors. Stock performance laggards included Avon Products, Inc., ConAgra Foods, Inc., General Motors Corp., McCormick & Co., Inc., and E.I. DuPont de Nemours & Co.

              On the other hand, the Portfolio benefited relative to its benchmark by maintaining an overweight position in the materials group, as well as strong stock selection in the consumer discretionary and industrials sectors, particularly the retailing and capital goods segments. Stock performance leaders for the annual period included Brown-Forman Corp., Johnson Controls, Inc., Paychex, Inc., Merck & Co., Inc. and Sherwin-Williams Co.

                                                           ---------------------

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Alliance Growth Portfolio -- Class 1

[Alliance Growth Portfolio Graph]

                                                                ALLIANCE GROWTH PORTFOLIO -
                                                                          CLASS 1                  RUSSELL 1000 GROWTH INDEX(1)
                                                                ---------------------------        ----------------------------
1/31/1996                                                                  10000                              10000
11/30/1997                                                                 13471                              12749
11/30/1998                                                                 17234                              16011
11/30/1999                                                                 27793                              22830
1/31/2000                                                                  31709                              27367
1/31/2001                                                                  28483                              23814
1/31/2002                                                                  21917                              17412
1/31/2003                                                                  15325                              12473
1/31/2004                                                                  20255                              16924
1/31/2005                                                                  20584                              17043
1/31/2006                                                                  26409                              18884

---------------------------------------------------------
                ALLIANCE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               28.23%     28.03%     27.96%
   5-year               -1.50%        N/A        N/A
   10 year              10.20%        N/A        N/A
   Since Inception      11.86%      2.95%     15.78%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the Alliance Growth Portfolio -- Class 1 posted a return of 28.23%, compared to the Russell 1000 Growth Index return of 10.81%.

              For the one year period, U.S. equity markets were up across the board. The broad equity market, as represented by the S&P 500 Index gained 10.38%, and the small cap equity market, as represented by the Russell 2000 Index posted an 18.89% return. Although growth stocks outperformed value stocks in each of the last three calendar quarters of 2005, value surpassed growth for the full reporting period due to its strong outperformance during the first quarter of 2005. For the year ended January 31, 2006 the Russell 1000 Value Index gained 2.41% against the return of Russell 1000 Growth Index. Among the S&P 500 sectors, energy (+45.59%) was the best performer by a considerable margin while consumer discretionary (-0.53%) was the worst.

              The Portfolio significantly outperformed its benchmark, the Russell 1000 Growth Index, almost entirely due to better stock selection, with sector allocation playing a minor role. The Portfolio outperformed its benchmark in six out of the eight of the sectors in which there were holdings. Strong stock selection was broad based. Top ten contributors to performance among securities held during the period included Google Inc., Apple Computer Inc., Broadcom Corp. Marvell Technology Group, Corning Inc., Halliburton Co., Alcon Inc., Legg Mason Inc., Franklin Resources Inc. and Teva Pharma Ind-ILSO.

              The underweight position in the healthcare sector was the largest detractor from performance in terms of sector allocation. The Portfolio underperformed in the industrials sector mainly due to an underweight in Boeing Co., which performed strongly during the period. Among other individual securities held that made negative contributions to performance were Juniper Networks, Dell Inc., Electronic Arts, Zimmer Holdings Inc. and Amgen.

---------------------
    320

              GOLDMAN SACHS ASSET MANAGEMENT, L.P.

              Goldman Sachs Research Portfolio -- Class 1

[Goldman Sachs Research Portfolio - Class 1 Graph]

                                                                   GOLDMAN SACHS RESEARCH
                                                                    PORTFOLIO -- CLASS 1                S&P 500 INDEX (1)
                                                                   ----------------------               -----------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   9958                               9505
1/31/2002                                                                   6816                               7970
1/31/2003                                                                   5140                               6136
1/31/2004                                                                   6665                               8255
1/31/2005                                                                   7348                               8770
1/31/2006                                                                   8020                               9680

---------------------------------------------------------
            GOLDMAN SACHS RESEARCH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                9.15%      8.90%      8.67%
   5-year               -4.24%        N/A        N/A
   Since Inception      -3.88%     -0.50%     15.38%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Goldman Sachs Research Portfolio -- Class 1 returned 9.15% for the twelve-month reporting period ended January 31, 2006, compared to a 10.38% return for the S&P 500 Index.

              Strong stock selection generally helped Portfolio performance during the period, while sector selection decisions hampered overall results. The Portfolio's holdings in the financial and industrial sectors had the largest negative impact. Exposure to Tyco International Ltd. New proved to be detrimental, as well as holdings in industrials Cendent Corp. and American Standard Cos. Inc. Financial giant Federal National Mortgage Association (Fannie
              Mae) also delivered weak results and hurt overall Portfolio results. An overweight to the poor performing consumer discretionary sector, coupled with an underweight to the healthcare sector which did well during the period, also hurt overall results.

              While sector selection decisions had an overall negative impact, an overweight in the top performing energy sector was a key contributor during the year. Several energy holdings, such as Burlington Resources Inc., Schlumberger Ltd. and Baker Hughes Inc. outperformed the extraordinary gains in the sector during the year. Other contributors to performance for the period included technology company Qualcomm Inc., telecommunications company American Tower Corp. and healthcare services provider Caremark Rx Inc.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Massachusetts Investors Trust Portfolio -- Class 1

[MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO GRAPH]

                                                                MFS MASSACHUSETTS INVESTORS
                                                                 TRUST PORTFOLIO -- CLASS 1              S&P 500 INDEX(1)
                                                                ---------------------------              ----------------
1/31/1996                                                                  10000                              10000
11/30/1996                                                                 11499                              12133
11/30/1997                                                                 13774                              15592
11/30/1998                                                                 16228                              19282
11/30/1999                                                                 18164                              23313
1/31/2000                                                                  18246                              23445
1/31/2001                                                                  18922                              23233
1/31/2002                                                                  15678                              19482
1/31/2003                                                                  12248                              14999
1/31/2004                                                                  15645                              20180
1/31/2005                                                                  17075                              21437
1/31/2006                                                                  19172                              23661

---------------------------------------------------------
       MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               12.28%     12.22%     12.04%
   5-year                0.26%        N/A        N/A
   10-year               6.73%        N/A        N/A
   Since Inception       7.77%      3.04%     14.72%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the MFS Massachusetts Investors Trust Portfolio -- Class 1 posted a return of 12.28%, compared to a 10.38% return by the S&P 500 Index.

              The energy, financial services and industrial goods and services sectors were the top contributors to performance relative to the S&P 500 benchmark. Stock selection played the more important role in these sectors' relative to performance. In the energy sector, production company EOG Resources Inc., oilfield services provider Halliburton Co., offshore drilling firms Noble Corp. and Transocean Inc., and Canadian energy producer EnCana Corp. were strong positive contributors. Portfolio holdings in investment management firm Legg Mason Inc. boosted relative results in the financial services sector. In the industrial goods and services sector, diversified industrial conglomerate General Electric Co. and construction equipment manufacturer Caterpillar Inc. aided relative performance. Individual stocks in other sectors that contributed to relative results included biotech firm Gilead Sciences Inc. and Swiss pharmaceutical and diagnostic company Roche Holding AG.

              The technology, utilities and communications, and autos and housing sectors were the Portfolio's top detractors during the period. In all three cases, stock selection held back results. In technology, holdings in computer vendor Dell Inc. and software giant Oracle Corp. hurt relative results. Not holding strong-performing, index constituent computer products maker Hewlett-Packard Co. also dampened returns. In the auto and housing sector, home improvement products maker Masco Corp. was also a drag on relative performance. Stocks in other sectors that hurt relative results included manufacturing conglomerate Tyco International Ltd., video game maker Electronic Arts Inc., clothing retailer Gap Inc., and medical supplies maker Boston Scientific Corp. Not holding strong-performing, index constituents oil and gas giant Exxon Mobil Corp. and oil field services firm Schlumberger Ltd. also hurt relative results.

---------------------
    322

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Putnam Growth: Voyager Portfolio -- Class 1

[PUTNAM GROWTH: VOYAGER PORTFOLIO GRAPH]

                                                                   PUTNAM GROWTH: VOYAGER
                                                                    PORTFOLIO -- CLASS 1           RUSSELL 1000 GROWTH INDEX(1)
                                                                   ----------------------          ----------------------------
1/31/1996                                                                  10000                              10000
11/30/1996                                                                 12159                              12152
11/30/1997                                                                 15323                              15374
11/30/1998                                                                 18780                              19780
11/30/1999                                                                 24243                              26008
1/31/2000                                                                  25474                              27367
1/31/2001                                                                  21988                              23814
1/31/2002                                                                  16336                              17412
1/31/2003                                                                  12126                              12473
1/31/2004                                                                  15705                              16924
1/31/2005                                                                  15583                              17043
1/31/2006                                                                  17359                              18884

---------------------------------------------------------
            PUTNAM GROWTH: VOYAGER PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               11.40%     11.25%     11.18%
   5-year               -4.62%        N/A        N/A
   10-year               5.67%        N/A        N/A
   Since Inception       6.45%     -1.36%     11.49%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Putnam Growth: Voyager Portfolio -- Class 1 gained 11.40% in the twelve-months ending January 31, 2006 while the Russell 1000 Growth Index returned 10.81% for the period.

              The U.S. equity markets advanced despite rising oil prices and interest rates. During the period, investor sentiment maintained its recent pattern of up and down swings. On one hand, U.S. financial markets felt the impact of surging oil prices and the devastation on the U.S. Gulf Coast caused by hurricane Katrina; on the positive side, though, the economy continued to expand, job creation improved, and corporate profits were generally solid.

              The Portfolio's outperformance can be attributed to stock selection within the healthcare sector as well as a significant overweight to the robust energy sector, which was the strongest within the benchmark. Holdings within the technology and consumer staples sectors detracted from relative results. Selections within healthcare services, including Express Scripts, Inc. and UnitedHealth Group, led the healthcare sector to outperformance. Express Scripts, Inc. climbed sharply after the company reported a substantial increase in quarterly earnings. UnitedHealth Group advanced thanks to both strong results during the period and management's expectations of continued strength. An overweight to the robust oil & gas industry, including Valero Energy Corp. and Marathon Oil Corp., also benefited results. Shares of oil companies soared during the period, particularly after Hurricane Katrina swept the Gulf Coast, pushing crude oil and gasoline prices sharply higher.

              Selections within the technology and the consumer staples sectors had the largest negative impact on results for the year. Computer-maker Dell, Inc. detracted significantly after delivering two disappointing quarterly results and a weak future outlook. Positions within consumer goods also negatively impacted relative results. In particular, the position in cosmetic manufacturer Avon Products detracted as the company reduced its full-year profit outlook, citing weakness in China and Eastern Europe as well as continued competitive pressure in the U.S. market.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Blue Chip Growth Portfolio -- Class 1

[Blue Chip Growth Portfolio Graph]

                                                               BLUE CHIP GROWTH PORTFOLIO --
                                                                          CLASS 1                       S&P 500 INDEX (1)
                                                                          ------------------            -----------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   8818                               9505
1/31/2002                                                                   6646                               7970
1/31/2003                                                                   4795                               6136
1/31/2004                                                                   6235                               8255
1/31/2005                                                                   6276                               8770
1/31/2006                                                                   6771                               9680

---------------------------------------------------------
               BLUE CHIP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                7.89%      7.91%      7.82%
   5-year               -5.14%        N/A        N/A
   Since Inception      -6.75%     -1.85%     10.65%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Blue Chip Growth Portfolio -- Class 1 posted a return of 7.89% for the annual reporting period ended January 31, 2006 compared to a return of 10.38% for the S&P 500 Index.

              Over the twelve month period, equity market conditions were challenging. By the end of June 2005, investors marked the one-year anniversary of the Federal Reserve tightening cycle, oil had recently broken $60 per barrel, and bonds remained quite strong, yielding 3.92% on the 10-year note. The U.S. equity market continued to benefit from positive corporate profit growth. Economic growth remained solid, with second quarter G.D.P. increasing 3.3%. In September, hurricanes Katrina and Rita turned the equity market's focus to energy disruption, slower growth, and higher inflation. Returns in the latter part of the period were bolstered by hopes that the Fed was close to ending interest rate hikes, as consumer demand rebounded from late summer shocks related to storms and higher energy prices, and as many companies reported better-than-anticipated corporate profits. The twelve-month reporting period ended on a positive note, with all the major domestic stock indices posting strong returns.

              Relative to the S&P 500 benchmark, sector allocation was the largest detractor from results for the period. An underweight to energy, the best performing sector in the index detracted the most from overall results. An overweight in consumer discretionary, the poorest performing sector, also negatively impacted returns, as did no exposure to utilities companies. Disappointing stock selection among industrial companies also hindered results. Individual stock selection brought a mix of gains and losses to the Portfolio. Stocks which detracted from the Portfolio's performance included, Dell, Inc., International Business Machines, Tyco International, Ltd., Biogen Idec, Inc., and Wal-Mart Stores, Inc.

---------------------
    324

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              On the other hand, an overweight in the information technology sector as well as strong stock selection (particularly hardware and equipment companies) assisted the Portfolio's performance. Stock selection in the energy, financials, and consumer staples sectors also benefited results. Among the Portfolio's top-performers during the annual period included Transocean, Inc., Apple Computer, Inc., Pfizer, Inc., Amgen, Inc. and Motorola, Inc.

                                                           ---------------------

              DAVIS SELECTED ADVISERS, L.P.

              Real Estate Portfolio -- Class 1

[REAL ESTATE PORTFOLIO GRAPH]

                                                              REAL ESTATE PORTFOLIO -- CLASS 1    MORGAN STANLEY REIT INDEX (1)
                                                              --------------------------------    -----------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 11530                              11589
11/30/1998                                                                 10027                              10027
1/31/1999                                                                   9753                               9584
1/31/2000                                                                   8969                               9459
1/31/2001                                                                  11337                              11972
1/31/2002                                                                  12144                              13419
1/31/2003                                                                  12559                              13556
1/31/2004                                                                  18464                              19898
1/31/2005                                                                  22079                              22907
1/31/2006                                                                  29004                              30264

---------------------------------------------------------
                  REAL ESTATE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               31.37%     31.15%     31.08%
   5-year               20.67%        N/A        N/A
   Since Inception      13.07%     21.05%     27.98%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              During the twelve-month period ended January 31, 2006, the real estate market, as measured by the Morgan Stanley REIT Index, returned 32.11% while the Real Estate Portfolio -- Class 1 returned 31.37%.

              The Portfolio's largest sector holdings were in office property REITs, which contributed the most to the Portfolio's performance. SL Green Realty Corp., Kilroy Realty Corp., Corporate Office Properties, and Alexandria Real Estate, were among the top contributors to results during the reporting period. Brandywine Realty and Parkway Properties were among the top detractors, neither of which was owned on January 31, 2006. The Portfolio's second and third largest sector holdings were in shopping center REITs and diversified REITs, respectively. Both of these sectors made positive contributions to performance. Kimco Realty Corp., a shopping center REIT, was among the top contributors to performance. The Portfolio's investments in warehouse & industrial REITs also made important contributions to performance. ProLogis Tr. and Centerpoint Properties Co. were among the top contributors. The Portfolio no longer owns Centerpoint Properties.

              The Portfolio's investments in regional mall REITs turned in mixed results. While General Growth Properties was among the top contributors to performance, Mills Corp. and Pennsylvania REIT were among the key detractors from results. The Portfolio no longer owns Mills Corp. Other individual companies detracting from performance included Starwood Hotels & Resorts, a hotel & motel company, WCI Communities, a building company, and Plum Creek Timber, a forestry REIT company. The Portfolio no longer owns Starwood Hotels & Resorts, WCI Communities, or Plum Creek Timber.

---------------------
    326

              FRANKLIN ADVISORY SERVICES, LLC

              Small Company Value Portfolio -- Class 1

[Small Company Value Portfolio Graph]

                                                               SMALL COMPANY VALUE PORTFOLIO
                                                                         -- CLASS 1                RUSSELL 2000 VALUE INDEX (1)
                                                               -----------------------------       ----------------------------
12/14/1998                                                                 10000                              10000
1/31/1999                                                                  10049                              10337
1/31/2000                                                                  10589                              10147
1/31/2001                                                                  12811                              13152
1/31/2002                                                                  13617                              14787
1/31/2003                                                                  11637                              12562
1/31/2004                                                                  16441                              19528
1/31/2005                                                                  20216                              22182
1/31/2006                                                                  24794                              26158

------------------------------------------------------
            SMALL COMPANY VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
------------------------------------------------------
                               CLASS 1*   CLASS 3*
   1-year                       22.64%       N/A
   5-year                       14.12%       N/A
   Since Inception              13.58%      8.55%
------------------------------------------------------

*Inception date for Class 1: 12/14/98; Class 3: 9/13/05.
(1)The Russell 2000(R) Value Index measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Small Company Value Portfolio -- Class 1 returned 22.64% for the twelve-month reporting period ended January 31, 2006, compared to the Russell 2000 Value Index return of 17.93%.

              During the year under review, strong demand for oil sustained high fuel prices and the Portfolio benefited from its allocation to the energy minerals sector. In particular, several coal companies were among the Portfolio's top contributors to performance as investors sought low-cost alternatives to oil and gas for energy sources. The Portfolio's top contributing coal holdings included Arch Coal Inc., Peabody Energy Corp. and Consol Energy Inc. Several of the Portfolio's investments in industrial services also benefited from the same trend in rising energy prices, such as Rowan Cos. Inc, Global Industries Ltd., Lone Star Technologies Inc. and Oil States International Inc.

              The Portfolio had several detractors from performance. An overweight to the underperforming consumer durables sector, and weak security selection within the sector detracted from results. In particular, low earnings reports pressured shares of gift designer and distributor Russ Berrie and Company, Inc., and Hooker Furniture Corporation's results were hurt by excess inventories. Also detracting from the Portfolio's relative performance were its holdings in electronic technology companies Diebold Inc. and Avocent Corp. Diebold experienced operational problems, including a rise in fourth quarter receivables due to invoicing issues, and Avocent was hurt by an unimpressive new product launch and slow growth expectations.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Mid-Cap Growth Portfolio -- Class 1

[MFS Mid-Cap Growth Portfolio Graph]

                                                                MFS MID-CAP GROWTH PORTFOLIO          RUSSELL MID-CAP GROWTH
                                                                          -CLASS 1                           INDEX(1)
                                                                          ------------------          ----------------------
4/1/1999                                                                   10000                              10000
1/31/2000                                                                  15826                              14541
1/31/2001                                                                  19620                              13568
1/31/2002                                                                  12766                               9916
1/31/2003                                                                   7417                               7367
1/31/2004                                                                  10647                              10969
1/31/2005                                                                  11170                              11933
1/31/2006                                                                  12549                              14568

---------------------------------------------------------
              MFS MID-CAP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               12.34%     12.06%     12.10%
   5-year               -8.55%        N/A        N/A
   Since Inception       3.38%     -5.17%     18.82%
---------------------------------------------------------

*Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell Mid-Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the MFS Mid-Cap Growth Portfolio -- Class 1 returned 12.34%. The Russell Midcap Growth Index returned 22.08% during the same period.

              During the reporting period, security selection was the primary detractor from results relative to the Russell Mid-Cap Growth Index, while sector allocation had a minor negative impact on performance. The technology, retailing, and special products and services sectors were the weakest sectors in relative terms. Several individual securities in the technology sector significantly hurt results including network security software company Symantec Corp., business software company Mercury Interactive Corp., semiconductor manufacturer Xilinx Inc., and networking equipment provider Juniper Networks Inc. In the special products and services sector, for-profit education company Apollo Group Inc. also hurt relative results. Other stocks that hurt relative returns included medical equipment manufacturer Waters Corp., cruise line operator Royal Caribbean Cruises Ltd., video game maker Electronic Arts Inc., and dermatological products company Medicis Pharmaceutical Corp.

              Stock selection in the financial services sector boosted relative performance. The Portfolio's holdings in investment management firm Legg Mason Inc. significantly outperformed the benchmark over the period. Results were also boosted by favorable security selection and an overweight position in the strong-performing utilities and communications sector. Within this sector, broadcast and communication tower management firm American Tower Corp. was the top contributor. Although security selection in the technology sector overall was an area of relative weakness, several individual holdings within this sector contributed to performance including networking chip maker Marvell Technology Group Ltd. and flash memory storage products maker SanDisk Corp. Elsewhere, holdings in biotech firm Gilead Sciences Inc., medical devices company Thoratec Corp. and drilling rig operator GlobalSantaFe Corp. were among the contributors over the period.

---------------------
    328

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Aggressive Growth Portfolio -- Class 1

[AGGRESSIVE GROWTH PORTFOLIO GRAPH]

                                                               AGGRESSIVE GROWTH PORTFOLIO -
                                                                          CLASS 1                     RUSSELL 3000 INDEX(1)
                                                               -----------------------------          ---------------------
6/3/1996                                                                   10000                              10000
11/30/1996                                                                 10360                              11187
11/30/1997                                                                 11771                              14279
11/30/1998                                                                 12321                              17000
1/31/1999                                                                  15534                              18695
1/31/2000                                                                  24951                              21003
1/31/2001                                                                  21238                              20921
1/31/2002                                                                  14504                              17687
1/31/2003                                                                  10983                              13709
1/31/2004                                                                  14589                              18802
1/31/2005                                                                  16630                              20069
1/31/2006                                                                  19117                              22611

---------------------------------------------------------
               AGGRESSIVE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               14.95%     14.80%     14.74%
   5-year               -2.08%        N/A        N/A
   Since Inception       6.94%      2.15%     17.15%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the Aggressive Growth Portfolio -- Class 1 gained 14.95% versus a 12.67% return for the Russell 3000 Index.

              The equity markets started 2005 on a tentative note, as investors considered renewed inflation, mixed macroeconomic data, and a possible acceleration in the pace of interest rate increases by the Federal Reserve. During that time frame, the domestic stock indices declined across the board including the D.J. Industrials, S&P 500, NASDAQ Composite, and Russell 3000. Investors were faced with several conflicting events during the course of the reporting period. The economy exhibited solid GDP growth, and corporate earnings gains exceeded expectations. This occurred in the face of high oil prices, economic disruption, an energy spike caused by the hurricanes, and a Federal Reserve which continued to march interest rates higher. Although these trends continued through the end of the year, all major domestic stock indices finished the annual reporting period with positive returns.

              Stock selection was the primary driver of outperformance relative to the benchmark for the period. The Portfolio benefited considerably from stock selection in the energy, telecommunication services, materials, information technology, and industrials sectors. Underweight positions in the materials and consumer staples groups also had a positive impact on returns. Stock performance leaders during the reporting period included EOG Resources, Inc., Marvell Technology Group, Ltd., Peabody Energy Corp., NII Holdings, Inc. and Fastenal Co.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Conversely, sector selection generally had a negative impact on Portfolio results during the twelve-month period. In addition, underweight positions in the energy and financial sectors also hampered relative results. Disappointing stock selection in the healthcare, consumer staples and financials sectors were key detractors from performance. Stock performance laggards for the period included Centene Corp., Flextronics International, Ltd., Kinetic Concepts, Inc., Cypress Bioscience, Inc. and Applebee's International, Inc.

---------------------
    330

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Growth Opportunities Portfolio -- Class 1

[Growth Opportunities Portfolio Graph]

                                                              GROWTH OPPORTUNITIES PORTFOLIO -
                                                                          -CLASS 1                 RUSSELL 2000 GROWTH INDEX(1)
                                                                          --------------------     ----------------------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   8970                               8392
1/31/2002                                                                   5877                               6796
1/31/2003                                                                   3516                               4781
1/31/2004                                                                   4973                               7684
1/31/2005                                                                   5013                               7969
1/31/2006                                                                   6068                               9529

---------------------------------------------------------
             GROWTH OPPORTUNITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               21.04%     20.77%     20.61%
   5-year               -7.52%        N/A        N/A
   Since Inception      -8.57%     -1.16%     19.10%
---------------------------------------------------------

*Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Growth Opportunities Portfolio Class 1 returned 21.04% for the twelve-month reporting period ending January 31, 2006, compared to a gain of 19.59% for the Russell 2000 Growth Index. Effective November 1, 2005, Morgan Stanley Investment Management, Inc. (dba-Van Kampen) assumed the day-to-day management of this Portfolio from AIG SunAmerica Asset Management Corp.

              The small-cap growth segment of the stock market, in which the Portfolio primarily invests, advanced strongly during the reporting period. After underperforming value for the past several years, small and mid cap growth stocks outperformed their value counterparts over the twelve-month period ending January 31, 2006. All ten sectors in the Russell 2000 Growth benchmark posted positive returns, led by double-digit performance in energy (up 72.13%), utilities (up 27.85%), and materials (up 25.66%).

              During the first nine months of the reporting period, while managed by AIG SunAmerica Asset Management Corp., the Portfolio benefited from both strong stock selection and good sector decisions. An overweight to the top performing energy sector, as well as excellent stock selection among energy companies contributed the most to performance. An overweight allocation and strong stock selection in the industrials sector, and an underweight to the weak healthcare sector also bolstered results. In the last three months of the period, the Portfolio was repositioned and subsequently managed by Van Kampen, during which time both stock selection and sector allocations detracted slightly from results. Weak stock selection among companies in the information technology sector was the key detractor. Partially offsetting this negative was strong stock selection in the consumer discretionary sector, especially in the Portfolio's retailing and consumer services holdings. Better stock selection relative to the index, and an underweight in the financials sector also benefited results.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Over the full twelve-month reporting period, security selection made significant contributions to overall results. Issue selection was especially strong in the energy sector, led by Todco, Global Industries Ltd and Hornbeck Offshore Services and the industrials sector led by Roper Industries Inc. Other top performers during the full reporting period included, LCA-Vision Inc., Advanced Neuromodulation, and Roper Industries Inc.

              Sector selection decisions had a negative impact on overall results for the twelve month period. Underweights in the materials and consumer discretionary sectors, coupled with the cash position in the Portfolio proved to be the largest sector detractors. Stock selection in the information technology sector was another major detractor, notably Niku Corp. Other Portfolio holdings that were weak performers included Piper Jaffray Cos., Medicines Co., Applebees International Inc., and Cypress Biosciences.

---------------------
    332

              MARSICO CAPITAL MANAGEMENT, LLC

              Marsico Growth Portfolio -- Class 1

[Marsico Growth Portfolio Graph]

                                                              MARSICO GROWTH PORTFOLIO - CLASS
                                                                             1                          S&P 500 INDEX (1)
                                                              --------------------------------          -----------------
12/29/2000                                                                 10000                              10000
1/31/2001                                                                  10540                              10355
1/31/2002                                                                   8817                               8683
1/31/2003                                                                   7534                               6685
1/31/2004                                                                   9982                               8994
1/31/2005                                                                  10684                               9554
1/31/2006                                                                  12711                              10546

---------------------------------------------------------
                MARSICO GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               18.97%     18.76%     18.71%
   5-year                3.82%        N/A        N/A
   Since Inception       4.82%      7.95%     14.72%
---------------------------------------------------------

*Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Marsico Growth Portfolio -- Class 1 posted a return of 18.97% for the twelve-month period ending January 31, 2006, versus a 10.38% return for the S&P 500 Index.

              The strongest performing sector of the S&P 500 Index was energy, which appreciated by approximately 46% during the period. Gains in the Index were widespread; the consumer discretionary sector was the sole sector to post a negative return for the reporting period.

              The Portfolio's outperformance relative to the Index was primarily due to stock selection. Positions in diversified financials performed well, including strong double-digit results from Chicago Mercantile Exchange and Goldman Sachs Group. Healthcare-related investments also aided performance. Two of the Portfolio's largest positions, Genentech Inc. and UnitedHealth Group, were also among the double-digit contributors over the reporting period. Holdings in Internet company Google Inc. (prior to being sold) and Apple Computer Inc. also posted strong results, offsetting the weakness in several of the Portfolio's other technology holdings including Dell Inc. and Electronic Arts. Both Dell and Electronic Arts were sold prior to January 31, 2006.

              Sector allocations negatively affected the Portfolio's twelve-month performance results. On average, the Portfolio maintained an underweighted posture in the energy sector as compared to the S&P 500 Index. This presented an "opportunity cost" for the portfolio, as energy was the strongest performing sector of the Index. Additionally, the Portfolio maintained an overweighted allocation to the consumer discretionary sector, an area of investment that posted a return of -0.5% in the Index. Stock selection in the consumer services industry group also detracted materially from performance during the year.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Technology Portfolio -- Class 1

[Technology Portfolio Graph]

                                                               TECHNOLOGY PORTFOLIO - CLASS 1       NASDAQ COMPOSITE INDEX (1)
                                                               ------------------------------       --------------------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   7160                               7186
1/31/2002                                                                   3420                               5029
1/31/2003                                                                   1790                               3449
1/31/2004                                                                   2830                               5422
1/31/2005                                                                   2460                               5440
1/31/2006                                                                   2800                               6133

---------------------------------------------------------
                  TECHNOLOGY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               13.82%     13.47%     13.06%
   5-year              -17.12%        N/A        N/A
   Since Inception     -20.41%     -7.86%     19.45%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Technology Portfolio -- Class 1 returned 13.82% for the twelve-month period ended January 31, 2006, compared to a 12.74% return by the NASDAQ Composite Index.

              Despite an environment characterized by rising interest rates and increasing oil prices, the Technology Portfolio performed well on both a benchmark-relative and absolute returns basis. The Portfolio's outperformance relative to the NASDAQ Composite Index was primarily attributable to stock selection while the sector allocation effect was negative. Of the major sub-industries, semiconductors and communications equipment were two sectors with positive contribution to relative performance. Stock selection was strongest in the semiconductors, communication equipment and semiconductor capital equipment sectors.

              Detracting from performance, alternative carriers and application software were two sectors where the Portfolio experienced the poorest results. Stock selection was weak in the internet software and services and home entertainment software industries.

---------------------
    334

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Small & Mid Cap Value Portfolio -- Class 2

[Small & Mid Cap Value Portfolio Graph]

                                                               SMALL & MID CAP VALUE - CLASS
                                                                             2                        RUSSELL 2500 INDEX (1)
                                                               -----------------------------          ----------------------
8/1/2002                                                                   10000                              10000
10/31/2002                                                                  9620                               9673
1/31/2003                                                                   9866                               9723
4/30/2003                                                                  10336                              10434
7/31/2003                                                                  11707                              12307
10/31/2003                                                                 12759                              13705
1/31/2004                                                                  14023                              15065
4/30/2004                                                                  13922                              14651
7/31/2004                                                                  14254                              14543
10/31/2004                                                                 14867                              15396
1/31/2005                                                                  15858                              16616
4/30/2005                                                                  15223                              15905
7/31/2005                                                                  17502                              18435
10/31/2005                                                                 16435                              17690
1/31/2006                                                                  18274                              19903

-------------------------------------------------------
            SMALL & MID CAP VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
-------------------------------------------------------
                                CLASS 2*   CLASS 3*
   1-year                        15.23%     15.18%
   Since Inception               18.79%     22.64%
-------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Russell 2500(R) Index represents the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Small & Mid Cap Value Portfolio -- Class 2 returned 15.23% for the twelve-month reporting period ended January 31, 2006. The Russell 2500 Index posted a return of 19.78%.

              The equity markets produced strong returns, helped by a fourth quarter rally that carried into 2006. Small and mid-cap stocks outperformed large-capitalization stocks, and in the small/mid-cap investing space, growth stocks outperformed value stocks. Within the Portfolio's universe of small and mid cap companies, there were variations in performance across sectors. Energy stocks led, due to historically high oil and natural gas prices. Materials & processing and producer durable stocks were also among the leaders while autos & transportation stocks lagged.

              The Portfolio's underperformance relative to the benchmark was due to both sector and security selection decisions. Overweighted positions in the consumer staples and autos & transportation sectors, plus an underweighted position in the utilities sector, detracted from the Portfolio's performance. Security selection within the financial services, autos & transportation, energy and producer durables sectors were also detrimental to the Portfolio's performance. Among individual securities held during the period, Dana Corp., BFGoodrich Co., Popular Inc., Cytec Industries Inc. and Andrew Corp. proved to be a drag on performance.

              On the positive side, the Portfolio's underweighted positions in the health care and financial services sectors, plus overweighted positions in the producer durables and materials & processing sectors, added to its performance. Security selection within the consumer discretionary, materials & processing and health care sectors also enhanced results for the period. The top five individual contributors to Portfolio performance for the period were Payless Shoesource, Office Depot Inc., Reliance Steel & Aluminum, USF Corp. and Neiman-Marcus Group.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              International Growth and Income Portfolio -- Class 1

[INTERNATIONAL GROWTH AND INCOME PORTFOLIO GRAPH]

                                                                  INTERNATIONAL GROWTH AND
                                                                 INCOME PORTFOLIO - CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 10410                               9573
11/30/1998                                                                 11407                              11148
1/31/1999                                                                  11813                              11554
1/31/2000                                                                  13938                              13778
1/31/2001                                                                  14488                              12621
1/31/2002                                                                  11058                               9393
1/31/2003                                                                   8774                               7991
1/31/2004                                                                  12696                              11720
1/31/2005                                                                  14775                              13641
1/31/2006                                                                  18210                              16746

---------------------------------------------------------
        INTERNATIONAL GROWTH AND INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               23.25%     23.05%     22.97%
   5-year                4.68%        N/A        N/A
   Since Inception       7.16%      9.19%     23.68%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The International Growth & Income Portfolio -- Class 1 posted a return of 23.25% for the twelve-month period ending January 31, 2006, versus a 22.76% return for the MSCI EAFE Index.

              The Portfolio benefited from the renewed vigor of the global economy as non-U.S. stocks outperformed domestic stocks and emerging markets stocks strongly outperformed stocks of developed counties for the twelve month period. From a top-down perspective, country allocations were favorable for the year. In particular, relative gains in South Korea, Brazil, and Switzerland contributed to performance. Underweights to the United Kingdom and Hong Kong also added to results. By sector, an underweight to the consumer staples sector and an overweight to financials was positive. Offsetting this impact was an overweight to communication services sector that performed poorly during the period. Within sectors, the industry with the largest positive impact was oil & gas while the conglomerates industry was the biggest detractor.

              Stock selection was a key contributor to outperformance relative to the index, primarily due to holdings in the communication services and energy sectors. Within the energy sector, relative positions in Russian oil company Vostok Nafta Investment Ltd. and Brazilian oil & gas firm Petroleo Brasiliero SA proved beneficial to performance over the period. Other significant contributors included holdings in the Brazilian bank Uniao de Bancos Brasiliero SA as well as an overweight to the Swiss investment banking/brokerage company Credit Suisse Group. While stock selection was broadly positive for the period, partially detracting from results were unfavorable overweights to Royal Bank of Scotland Group PLC and Barclays PLC.

---------------------
    336

              J.P. MORGAN INVESTMENT MANAGEMENT, INC.

              Global Equities Portfolio -- Class 1

[GLOBAL EQUITIES PORTFOLIO GRAPH]

                                                                GLOBAL EQUITIES PORTFOLIO --
                                                                          CLASS 1                      MSCI WORLD INDEX(1)
                                                                ----------------------------           -------------------
1/31/1996                                                                  10000                              10000
11/30/1997                                                                 11382                              11281
11/30/1998                                                                 13119                              13263
1/31/1999                                                                  16216                              16396
1/31/2000                                                                  20054                              18898
1/31/2001                                                                  18191                              17741
1/31/2002                                                                  13161                              14038
1/31/2003                                                                   9864                              11245
1/31/2004                                                                  13257                              15686
1/31/2005                                                                  14107                              17313
1/31/2006                                                                  17876                              20257

---------------------------------------------------------
                GLOBAL EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               26.72%     26.56%     26.40%
   5-year               -0.35%        N/A        N/A
   10-year               5.98%        N/A        N/A
   Since Inception       7.47%      4.78%     19.57%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the Global Equities Portfolio -- Class 1 posted a return of 26.72%, compared to a gain of 17.01% for the MSCI World Index. The subadviser for the Portfolio, Alliance Capital Management L.P., was replaced by J.P. Morgan Investment Management, Inc. in November 2005. Results for the reporting period are a combination of performance contributed by both subadvisers.

              The Portfolio benefited from an advance in global equity markets. Markets outside the United States outperformed the domestic market, in response to faster earnings growth and relatively more attractive valuations. A large appetite for risk helped the emerging markets substantially outperform developed markets for the fifth year in a row. The economic backdrop led sectors such as energy, materials, and industrials to outperform. The U.S. dollar rallied over this period as short-term interest rates in the U.S. increased relative to rates in overseas markets.

              During the first 9 months of the period, while managed by Alliance Capital, the Portfolio benefited from strong security selection, which drove relative returns. Stock selection in the U.S. and Japan contributed to positive results for the period, particularly in the technology, healthcare, energy and consumer discretionary sectors. During the last 3 months of the period, while managed by JP Morgan, strong performance from stock selection continued. From a regional and country perspective, performance was driven by stock selection in North America, the Emerging Markets and Pacific ex-Japan.

              Over the full twelve-month reporting period, security selection was positive across most sectors with information technology, healthcare and energy contributing the most to performance. Country selection decisions also benefited overall results. Security selection in the U.S. had the largest positive impact on results, while overweight positions and

                                                           ---------------------

              J.P. MORGAN INVESTMENT MANAGEMENT, INC.

              security selection in Japan and Switzerland also contributed. Top performers during the full reporting period included Google Inc., Mitsubichi Corp., Hoya Corp., American Movil SA, UnitedHealthcare Group Inc, Halliburton Co., Wellpoint Inc., and Nabors Industries.

              Sector allocation decisions detracted from returns for the twelve-month period, primarily due to a below-benchmark weight in energy, as well as an above-benchmark allocation to the consumer discretionary and health care sectors. Among the holdings that were weak performers included Carnival Corp., Royal Bank of Scotland, General Electric Co., and Citigroup Inc.

---------------------
    338

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              International Diversified Equities Portfolio -- Class 1

[INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO GRAPH]

                                                                 INTERNATIONAL DIVERSIFIED
                                                                 EQUITIES PORTFOLIO-CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
1/31/1996                                                                  10000                              10000
11/30/1997                                                                 10308                              10192
11/30/1998                                                                 11660                              11241
1/31/1999                                                                  13229                              12861
1/31/2000                                                                  15325                              15336
1/31/2001                                                                  13378                              14049
1/31/2002                                                                   9743                              10456
1/31/2003                                                                   6994                               8895
1/31/2004                                                                   9756                              13046
1/31/2005                                                                  11034                              15185
1/31/2006                                                                  13691                              18640

---------------------------------------------------------
      INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               24.08%     23.91%     23.83%
   5-year                0.46%        N/A        N/A
   10-year               3.19%        N/A        N/A
   Since Inception       3.75%      4.39%     19.81%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(SM) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month period ended January 31, 2006, the International Diversified Equities Portfolio -- Class 1 returned 24.08%, compared to 22.76% by the MSCI EAFE Index.

              Despite ongoing monetary tightening in the U.S. by the Federal Reserve Open Market Committee and soaring oil prices, global growth remained on track. International equity markets advanced at a brisk clip, with most of the country markets in the MSCI EAFE Index posting double-digit returns during the reporting period. Japan was a particularly strong performer among developed markets while the Pacific ex-Japan and Europe regions also posted strong double-digit returns. Meanwhile, the United Kingdom delivered slightly more tempered gains. Emerging markets outpaced developed markets, with the MSCI EMF Index gaining more than 48% for the same 12-month period.

              The Portfolio's performance for the 12-month period benefited primarily from an overweight to Japan relative to the MSCI EAFE index, an underweight to the United Kingdom, and exposure (roughly 4% of the total Portfolio) to emerging markets. In contrast, above-benchmark allocations to Hong Kong and Singapore detracted from performance.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Emerging Markets Portfolio -- Class 1

[EMERGING MARKETS PORTFOLIO PERFORMANCE GRAPH]

                                                                EMERGING MARKETS PORTFOLIO E        MSCI EMERGING MARKETS FREE
                                                                          CLASS 1                            INDEX(1)
                                                                ----------------------------        --------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                  8030                               7724
11/30/1998                                                                  6275                               5993
1/31/1999                                                                   6287                               5810
1/31/2000                                                                  11120                               9898
1/31/2001                                                                   8132                               7759
1/31/2002                                                                   7198                               6883
1/31/2003                                                                   6433                               6232
1/31/2004                                                                  10356                              10128
1/31/2005                                                                  12419                              12358
1/31/2006                                                                  19116                              18435

---------------------------------------------------------
               EMERGING MARKETS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               53.84%     53.72%     53.48%
   5-year               18.64%        N/A        N/A
   Since Inception       7.76%     24.85%     40.70%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              The Emerging Markets Portfolio -- Class 1 posted a return of 53.84% for the twelve-month period ending January 31, 2006, versus a 49.18% return for the MSCI Emerging Markets Free Index.

              Emerging markets stocks strongly outperformed stocks of the developed counties for the twelve month reporting period. Economic growth that occurred broadly across the emerging markets outpaced domestic U.S. GDP growth, and most equity markets reflected renewed vigor of the global economy. Heavy demand for natural resource and energy companies led to strong profit growth in these sectors as the energy sector advanced robustly in local currency terms over the period.

              Stock selection was a key contributor to the Portfolio's relative outperformance for the twelve-month reporting period, due primarily to holdings in the energy and technology sectors. Within sectors, overweights to several energy companies had a favorable impact on relative performance, including Russian oil companies Vostok Nafta Investment Ltd. and Lukoil, and Brazilian oil & gas firm Petroleo Brasiliero SA. Other significant contributors included holdings in the Taiwanese semiconductor company Siliconware Precision Industries Co. as well as an overweight to the Brazilian bank, Uniao de Bancos Brasiliero SA. While stock selection was broadly positive for the period, partially detracting from results were unfavorable overweights to Chinatrust Financial Holding Co., Ltd. (Taiwan) and Braskem SA (Brazil).

---------------------
    340

              PUTNAM INVESTMENT MANAGEMENT, LLC

              From a top-down perspective, both country and sector allocations were favorable for the year. Exposure to Taiwan, and relative overweights to Russia and Brazil added most to results. The sector overweight to energy companies and an underweight to basic materials benefited performance for the period. Partially mitigating this impact was an underweight to healthcare. Within sectors, the industry with the largest positive impact was oil & gas while the investment banking/brokerage industry was the biggest detractor.

                                                           ---------------------

              TEMPLETON INVESTMENT COUNSEL, LLC

              Foreign Value Portfolio -- Class 2

[Foreign Value Portfolio Graph]

                                                             FOREIGN VALUE PORTFOLIO - CLASS 2         MSCI EAFE INDEX (1)
                                                             ---------------------------------         -------------------
8/1/2002                                                                   10000                              10000
10/31/2002                                                                  9510                               9660
1/31/2003                                                                   9133                               9351
4/30/2003                                                                   9424                               9835
7/31/2003                                                                  10639                              10942
10/31/2003                                                                 11692                              12271
1/31/2004                                                                  13093                              13715
4/30/2004                                                                  12961                              13792
7/31/2004                                                                  12890                              13682
10/31/2004                                                                 13790                              14583
1/31/2005                                                                  15038                              15964
4/30/2005                                                                  14871                              15854
7/31/2005                                                                  15611                              16564
10/31/2005                                                                 15729                              17221
1/31/2006                                                                  17670                              19597

------------------------------------------------------
               FOREIGN VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/06
------------------------------------------------------
                               CLASS 2*   CLASS 3*
   1-year                       17.50%     17.35%
   Since Inception              17.65%     21.48%
------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

              Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.sunamerica.com for performance data current to the most recent month-end.

              For the twelve-month reporting period ended January 31, 2006, the Foreign Value Portfolio -- Class 2 posted a return of 17.50%, compared to the MSCI EAFE Index return of 22.76%.

              Relative to the MSCI EAFE Index, the Portfolio was hurt by stock selection in the consumer discretionary and materials sectors. Among Consumer Discretionary holdings, the relatively overweight positions in British Sky Broadcasting Group and Compass Group PLC were the most significant detractors. In the materials sector, owning Domtar Inc. and Stora Enso, which are not index components, put a drag on relative performance. On a country basis, both an underweighting and stock selection in Japanese securities hampered performance. Stock selection in Finland and Switzerland also detracted from relative performance.

              On the positive side, the Portfolio benefited from stock selection and an overweight in the industrials sector. Strong industrial sector performers included Atlas Copco AB and BAE Systems PLC. Stock selection in the utilities sector also helped relative returns, and notable performers included Korea Electric Power Corp (not in the index) and Suez (France). Geographically, the largest contribution to relative return came from an allocation to South Korea, which is not part of the MSCI EAFE Index. In particular, Samsung Electronics LTD posted solid returns and was the greatest single contributor to absolute and relative performance for the period. Stock selection in Italian holdings also supported Portfolio performance. The Portfolio's investments in securities with non-U.S. currency exposure lost value as the U.S. dollar appreciated during the 12-month period, which further detracted from performance.

---------------------
    342

---------------------

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

  Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. Once filed, the Trust's form N-Q will be available without charge on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

                                                           ---------------------

                     (THIS PAGE LEFT INTENTIONALLY BLANK.)

LOGO
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               R-1411AR.2(R 3/06)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.  Code of Ethics.

         SunAmerica Series Trust the ("registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The Registrant's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph (a)(2) of item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                              2005             2006
               Audit Fees                   $722,007         $741,471
               Audit-Related Fees           $243,670         $245,684
               Tax Fees                     $145,450         $140,800
               All Other Fees               $0               $0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

             (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) Not Applicable.

         (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2006 and 2005 were $269,884 and $343,103 respectively.

         (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph(c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable

Item 6.  Schedule of Investments.

         Included in Item 1 to the form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

             (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: April 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: April 11, 2006

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: April 11, 2006